                                         ---------------------------------------
                                           OMB APPROVAL
                                           OMB Number: 3235-0570
                                           Expires: October 31, 2006
                                           Estimated average burden
                                           hours per response. . . . . . .19.3
                                         ---------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-06557
                                  ----------------------------------------------

                                STI Classic Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         101 Federal Street Boston, MA                                02110
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

          BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:       614-470-8000
                                                   -----------------------------

Date of fiscal year end:      5/31/05
                       ----------------------

Date of reporting period:     11/30/04
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                       ----------------------------------------
                                       Semi-Annual
                                       ----------------------------------------
                                       Financial Report
                                       ----------------------------------------
                                       STI Classic Equity Funds
                                       ----------------------------------------
                                       A Family of Mutual Funds
                                       ----------------------------------------





















                                       November 30, 2004




                                       [STI CLASSIC FUNDS LOGO]

Dear Valued STI Classic Funds Shareholder,

While patience is rarely enjoyable, it is often called a virtue and with good reason. We stressed patience with the stock market in 2004, primarily because the economy was transitioning from a stimulus led period of growth (low mortgage rates and tax cuts) to a more sustainable phase characterized by improved job growth, rising personal income, and continued capital spending. These are key factors that drive sales and investment. A more succinct way of expressing our view for 2004 is "don't bet against the cycle." While the stock markets bounced around inside a trading range for most of the year, our patience was rewarded in the fourth quarter. The S&P 500 Index rose 9.2% including dividends during the final three months and finished the year with a total return of 10.9%. Bonds also faired reasonably well in the final quarter and finished 2004 with a fifth consecutive annual gain. The Lehman Brothers Aggregate Bond Index rose 1.0% during the last three months and gained 4.3% for the year. The New Yea r appears likely to be favorable for the economy and the markets as well, but cross-currents will be significant. I want to take this opportunity to share our views on the year just ended, and outline our thoughts about factors likely to shape 2005.

After the S&P 500 rebounded 28.7% in 2003, many investors were anxious for signs confirming improving economic momentum in 2004. Early in the year, there was evidence that the economy was indeed picking up steam and achieving sustainability, and stocks advanced in the first quarter amid signs of strength. However, equities struggled in the spring and summer as job growth slowed and confidence sagged. The Federal Reserve, conversely, became more confident in the health of the economy and began raising the overnight Fed Funds rate on June 30 in an effort to remove "excess monetary accommodation." An additional development was the sharp rise in oil prices, though "headline" inflation rose only moderately. These were new headwinds that threatened the pace of growth and increased the risk of inflation; both negatives for stocks. The S&P 500 was nearly unchanged at the end of the third quarter, while longer-term yields actually declined.

In the fourth quarter, a resumption of stronger job growth, a drop in oil prices, and an end to a vituperative presidential campaign cleared the way for an equity rebound. The S&P 500 rose 9.2% including dividends during the quarter, and all sectors improved, led primarily by pro-cyclical technology, consumer discretionary, and industrial stocks. For all of 2004, energy led all sectors due to the sharp spike in oil prices. Utility and telecom stocks, while a small percentage of the index, performed well, and industrials, materials, and consumer discretionary stocks had above-average performance.

Generally, the year was good for the value style of investing. Stocks with the lowest earnings growth outperformed stocks with high earnings growth, and companies with higher dividends tended to outperform those with low dividends. Also, stocks with smaller market capitalizations as well as international equities tended to outperform the S&P 500 in 2004. The Russell 2000 small-cap index returned 18.3%, and the MSCI EAFE Index gained 20.7%. In the fixed-income market, the pro-cyclical improvement in the economy benefited credit and high yield securities.

Our outlook for the economy in 2005 remains positive led by additional business investment and employment gains. However, the pace of growth is expected to slow closer to the longer-term average of 3.0%. Top line inflation may dip due to a decline in oil prices, but core inflation is likely to move moderately higher. The dollar is expected to remain under downward pressure. In this environment, we expect the Federal Reserve to continue with a series of rate hikes with a near-term goal of achieving interest rate "neutrality." Longer term yields are also likely to rise, but not dramatically. Corporate earnings growth has begun to moderate, and we project a slowing in S&P 500 operating profits growth for all of 2005 near the long-term average of 7%. History has shown that equity prices can still move higher when corporate earnings growth slows from high rates. We believe that companies with stronger financial quality (high cash flow, top line sales growth, low debt) should outperform in this climate, wh ich may support a shift toward stocks with consistent earnings growth as well as the Growth style. We will continue to be very price sensitive in the entry and exit strategies for individual stocks.

We still like stocks relative to bonds, given the current low absolute level of bond yields, the expected continuation of Fed tightening, the risk of higher inflation, and the downward pressure on the dollar. However, the upward path for equities could be bumpy over the near-term following the post-election rally and the increased valuation levels, especially if long-term yields move significantly higher. We favor a relative overweight position in large-caps over small-caps in fully diversified portfolios, and international equities over the S&P 500. In fixed-income portfolios, we believe yields should generally trend higher, and most of the movement will be in short-term rates causing the yield curve to flatten further from the current level. We recommend a neutral relative duration with a modest barbell maturity structure, and an overweight position in securities designed to perform well in rising inflation environments such as Treasury inflation-indexed securities (TIPS). However, following a significant narrowing of credit spreads, we moved to an underweight position in corporate bonds and will shift to an underweight in mortgages.

Patience was required and rewarded in 2004. While we are generally optimistic on the future trend in the equity markets, the cross-currents in the global economy suggest that another dose of patience may be needed to reach longer-term investment goals. I appreciate the confidence you have placed in Trusco in managing your assets, and we value your relationship.

Sincerely,

Douglas Phillips

Douglas Phillips
Chairman
Trusco Capital Management

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS   November 30, 2004

--------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------
Consumer Discretionary                                                  17.4%
Consumer Staples                                                         9.8%
Financials                                                              11.5%
Health Care                                                             18.2%
Information Technology                                                  35.3%
Telecommunication Services                                               1.7%
Repurchase Agreements                                                    6.1%

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
Consumer Discretionary                                                   6.7%
Consumer Staples                                                         4.3%
Energy                                                                   2.2%
Financials                                                               9.8%
Health Care                                                              5.8%
Industrials                                                              8.7%
Information Technology                                                   9.7%
Materials                                                                0.6%
Utilities                                                                0.6%
Corporate Bonds                                                         17.0%
U.S. Government Agencies                                                 0.7%
U.S. Treasury Obligations                                               22.5%
Exchange Traded Funds                                                    2.5%
Yankee Bond                                                              1.5%
Short-Term Investments                                                   2.8%
Repurchase Agreements                                                    4.6%

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
Consumer Discretionary                                                  15.7%
Consumer Staples                                                         7.8%
Energy                                                                   4.3%
Financials                                                              19.0%
Health Care                                                             11.1%
Industrials                                                             18.0%
Information Technology                                                  19.6%
Materials                                                                0.9%
Exchange Traded Funds                                                    3.0%
Short-Term Investments                                                   0.6%

--------------------------------------------------------------------------------
EMERGING GROWTH STOCK FUND
--------------------------------------------------------------------------------
Consumer Discretionary                                                  12.4%
Consumer Staples                                                         3.0%
Financials                                                              12.4%
Health Care                                                             20.4%
Industrials                                                              9.2%
Information Technology                                                  32.3%
Telecommunication Services                                               4.6%
Repurchase Agreements                                                    5.7%

--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
Consumer Discretionary                                                   9.6%
Consumer Staples                                                         9.7%
Energy                                                                   8.5%
Financials                                                              23.4%
Health Care                                                              9.9%
Industrials                                                             12.8%
Information Technology                                                  10.7%
Materials                                                                4.4%
Telecommunication Services                                               3.0%
Utilities                                                                5.4%
Short-Term Investments                                                   2.2%
Money Market Funds                                                       0.4%

--------------------------------------------------------------------------------
INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------
Consumer Discretionary                                                   8.0%
Consumer Staples                                                         1.0%
Health Care                                                             12.0%
Industrials                                                              3.5%
Information Technology                                                  55.5%
Telecommunication Services                                               1.8%
Depositary Receipts                                                      1.8%
Short-Term Investments                                                  12.3%
Repurchase Agreements                                                    4.1%

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS November 30, 2004 Percentages are based on market value

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Cash and Equivalents                                                     5.8%
Consumer Discretionary                                                  12.9%
Consumer Staples                                                         6.0%
Energy                                                                   8.7%
Financials                                                              24.5%
Health Care                                                              7.8%
Industrials                                                              9.3%
Information Technology                                                   5.2%
Materials                                                                6.9%
Telecommunication Services                                               7.9%
Utilities                                                                5.0%

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
Cash and Equivalents                                                     8.8%
Consumer Discretionary                                                  11.3%
Consumer Staples                                                         5.6%
Energy                                                                   7.0%
Financials                                                              24.2%
Health Care                                                              4.8%
Industrials                                                              9.3%
Information Technology                                                   6.2%
Materials                                                                6.8%
Other Foreign Securities                                                 1.2%
Telecommunication Services                                               8.6%
Utilities                                                                6.2%

--------------------------------------------------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
Equity Funds                                                            96.0%
Money Market Funds                                                       4.0%

--------------------------------------------------------------------------------
LIFE VISION CONSERVATIVE FUND
--------------------------------------------------------------------------------
Equity Funds                                                            25.7%
Fixed Income Funds                                                      71.3%
Money Market Funds                                                       3.0%

--------------------------------------------------------------------------------
LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
Equity Funds                                                            73.5%
Fixed Income Funds                                                      23.5%
Money Market Funds                                                       3.0%

--------------------------------------------------------------------------------
LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------
Equity Funds                                                            55.0%
Fixed Income Funds                                                      41.9%
Money Market Funds                                                       3.1%

--------------------------------------------------------------------------------
MID-CAP EQUITY FUND
--------------------------------------------------------------------------------
Consumer Discretionary                                                  15.3%
Consumer Staples                                                         3.3%
Energy                                                                   6.0%
Financials                                                              22.2%
Health Care                                                             10.4%
Industrials                                                             14.1%
Information Technology                                                  11.4%
Materials                                                                3.8%
Telecommunication Services                                               0.8%
Utilities                                                                6.3%
Short-Term Investments                                                   4.2%
Repurchase Agreements                                                    2.2%

--------------------------------------------------------------------------------
MID-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
Consumer Discretionary                                                  12.1%
Consumer Staples                                                         4.3%
Energy                                                                   5.5%
Financials                                                              21.2%
Health Care                                                              3.4%
Industrials                                                             10.9%
Information Technology                                                   6.6%
Materials                                                                6.3%
Utilities                                                                4.7%
Short-Term Investments                                                  20.8%
Money Market Funds                                                       4.2%

--------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------
Consumer Discretionary                                                  11.7%
Consumer Staples                                                         2.2%
Energy                                                                   4.0%
Financials                                                               7.6%
Health Care                                                             11.2%
Industrials                                                             14.4%
Information Technology                                                  20.2%
Materials                                                                3.0%
Telecommunication Services                                               0.2%
Warrants                                                                 0.1%
Preferred Stocks                                                         0.1%
Corporate Bonds                                                          0.1%
Short Term Investments                                                  24.1%
Repurchase Agreements                                                    1.1%

Portfolio composition is subject to change.

                                                           PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC EQUITY FUNDS November 30, 2004 Percentages are based on market value

--------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
Consumer Discretionary                                                 16.4%
Consumer Staples                                                        3.0%
Energy                                                                  1.6%
Financials                                                             12.2%
Health Care                                                             6.4%
Industrials                                                            16.5%
Information Technology                                                 13.2%
Materials                                                               7.6%
Utilities                                                               0.9%
Short Term Investments                                                 20.4%
Repurchase Agreements                                                   1.8%

--------------------------------------------------------------------------------
STRATEGIC QUANTITATIVE EQUITY FUND
--------------------------------------------------------------------------------
Consumer Discretionary                                                 15.2%
Consumer Staples                                                        3.3%
Energy                                                                 15.3%
Financials                                                             20.2%
Health Care                                                             7.8%
Industrials                                                            19.8%
Information Technology                                                 12.9%
Materials                                                               5.4%
Repurchase Agreements                                                   0.1%

--------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------
Consumer Discretionary                                                 14.0%
Consumer Staples                                                        9.4%
Energy                                                                  8.0%
Financials                                                             13.3%
Health Care                                                            17.1%
Industrials                                                            17.1%
Information Technology                                                 16.2%
Materials                                                               3.0%
Repurchase Agreements                                                   1.9%

--------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------
Consumer Discretionary                                                 11.9%
Consumer Staples                                                       10.1%
Energy                                                                  6.3%
Financials                                                             24.5%
Health Care                                                             4.8%
Industrials                                                            13.2%
Information Technology                                                  5.5%
Materials                                                               6.8%
Telecommunication Services                                              4.7%
Utilities                                                               5.7%
Short-Term Investments                                                  1.4%
Repurchase Agreements                                                   5.1%

Portfolio composition is subject to change.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

AGGRESSIVE GROWTH STOCK FUND

---------------------------------------------------------
                                   Shares or
                                   Principal
                                    Amount        Value
---------------------------------------------------------
COMMON STOCKS (93.7%)
CONSUMER DISCRETIONARY (17.4%)
  Best Buy Co., Inc.                 15,400      $   868
  Blue Nile, Inc. *                  17,100          441
  Coach, Inc. *                      17,800          887
  eBay, Inc. *                       19,500        2,193
  IAC/Interactive Corp. *            40,000          988
  Omnicom Group, Inc.                10,200          826
  Univision Communications, Inc.,
    Class A *                        21,000          632
  Walt Disney Co. (The)              32,800          882
                                                 -------
                                                   7,717
                                                 -------
CONSUMER STAPLES (9.8%)
  Avon Products, Inc.                34,000        1,276
  Starbucks Corp. *                  36,000        2,025
  Whole Foods Market, Inc.           11,400        1,035
                                                 -------
                                                   4,336
                                                 -------
FINANCIALS (11.5%)
  BlackRock, Inc., Class A            9,000          671
  Capital One Financial Corp.        23,100        1,815
  Investors Financial Services
    Corp.                            40,700        1,784
  SLM Corp.                          16,000          819
                                                 -------
                                                   5,089
                                                 -------
HEALTH CARE (18.2%)
  Align Technology, Inc. *            2,100           22
  Biosite, Inc. *                     7,700          429
  Cephalon, Inc. *                   19,400          922
  eResearch Technology, Inc. *       27,050          399
  Forest Laboratories, Inc. *        27,000        1,052
  Genentech, Inc. *                  15,900          767
  Gilead Sciences, Inc. *            38,200        1,316
  Johnson & Johnson                  11,200          676
  Kyphon, Inc. *                      9,000          217
  Martek Biosciences Corp. *         12,500          486
  Medicis Pharmaceutical Corp.,
    Class A                          13,000          478
  Pfizer, Inc.                       20,800          578
  Wright Medical Group, Inc. *       27,300          722
                                                 -------
                                                   8,064
                                                 -------

---------------------------------------------------------
                                   Shares or
                                   Principal
                                    Amount        Value
---------------------------------------------------------
INFORMATION TECHNOLOGY (35.1%)
  Apple Computer, Inc. *             19,000      $ 1,274
  Avaya, Inc. *                      15,000          246
  Broadcom Corp., Class A *          17,000          553
  CNET Networks, Inc. *              51,600          481
  Cognizant Technology Solutions
    Corp., Class A *                 58,000        2,213
  Dell, Inc. *                       24,800        1,005
  Flextronics International LTD.
    *                               112,900        1,620
  Google, Inc. *                        600          110
  Intel Corp.                        36,200          809
  Juniper Networks, Inc. *           21,100          581
  KLA-Tencor Corp. *                 11,500          518
  Paychex, Inc.                      26,400          875
  QUALCOMM, Inc.                     50,300        2,093
  Sohu.com, Inc. *                   12,100          205
  UTStarcom, Inc. *                  48,000          938
  Yahoo!, Inc. *                     55,700        2,095
                                                 -------
                                                  15,616
                                                 -------
TELECOMMUNICATION SERVICES (1.7%)
  Nextel Communications, Inc. *      27,200          774
                                                 -------
Total Common Stocks (Cost
  $39,045)                                        41,596
                                                 -------
REPURCHASE AGREEMENTS (6.1%)
  Merrill Lynch, 1.995% dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase price
    $2,705,219 (collateralized by
    U.S. Government obligations;
    total market value
    $2,760,373)                    $  2,705        2,705
                                                 -------
Total Repurchase Agreements (Cost
  $2,705)                                          2,705
                                                 -------
Total Investments (Cost $41,750)
  (a) -- 99.8%                                    44,301
Other assets in excess of
  liabilities -- 0.2%                                 70
                                                 -------
Net Assets -- 100.0%                             $44,371
                                                 =======

     See notes to schedules of portfolio investments and notes to financial statements.
 6

                                                                     (Unaudited)

BALANCED FUND

-------------------------------------------------------
                                Shares or
                                Principal
                                  Amount        Value
-------------------------------------------------------
COMMON STOCKS (51.9%)
CONSUMER DISCRETIONARY (7.2%)
  Harley-Davidson, Inc.             44,000    $   2,544
  Home Depot, Inc. (The)            67,600        2,822
  J. C. Penney Co., Inc.            71,000        2,741
  Kohl's Corp. *                    34,600        1,597
  Lowe's Cos., Inc.                 21,700        1,201
  Marriott International,
    Inc., Class A                   32,000        1,819
  Staples, Inc.                     63,000        2,010
  Target Corp.                      60,000        3,073
  Time Warner, Inc. *               97,000        1,718
  Walt Disney Co. (The)             73,500        1,976
                                              ---------
                                                 21,501
                                              ---------
CONSUMER STAPLES (4.6%)
  Avon Products, Inc.               68,500        2,571
  Gillette Co. (The)                66,000        2,870
  Kimberly-Clark Corp.              36,100        2,296
  Sara Lee Corp.                   103,900        2,440
  Walgreen Co.                      88,000        3,361
                                              ---------
                                                 13,538
                                              ---------
ENERGY (2.4%)
  Anadarko Petroleum Corp.          21,300        1,482
  Exxon Mobil Corp.                109,000        5,587
                                              ---------
                                                  7,069
                                              ---------
FINANCIALS (10.5%)
  American Express Co.              80,100        4,461
  American International
    Group, Inc.                     27,000        1,710
  Bank of New York Co., Inc.
    (The)                           43,300        1,425
  Chubb Corp. (The)                 42,500        3,239
  Citigroup, Inc.                   21,000          940
  Comerica, Inc.                    18,700        1,150
  Freddie Mac                       44,200        3,017
  Goldman Sachs Group, Inc.
    (The)                           26,600        2,787
  MGIC Investment Corp.             44,000        2,992
  SLM Corp.                         57,000        2,917
  U.S. Bancorp                     110,000        3,259
  Wells Fargo & Co.                 56,000        3,459
                                              ---------
                                                 31,356
                                              ---------
HEALTH CARE (6.2%)
  Biomet, Inc.                      63,000        3,016
  Boston Scientific Corp. *         70,200        2,444
  Johnson & Johnson                 56,000        3,377
  Medtronic, Inc.                   65,000        3,123

-------------------------------------------------------
                                Shares or
                                Principal
                                  Amount        Value
-------------------------------------------------------
HEALTH CARE--CONTINUED
  St. Jude Medical, Inc. *          81,400    $   3,105
  Stryker Corp.                     74,500        3,277
                                              ---------
                                                 18,342
                                              ---------
INDUSTRIALS (9.4%)
  Boeing Co. (The)                  53,700        2,877
  Danaher Corp.                     33,400        1,900
  Deere & Co.                       35,000        2,511
  Dover Corp.                       36,600        1,480
  Emerson Electric Co.              41,500        2,773
  General Electric Co.              83,200        2,941
  Honeywell International,
    Inc.                            29,800        1,053
  Illinois Tool Works, Inc.         17,700        1,668
  L-3 Communications Holdings,
    Inc.                            26,300        1,957
  Northrop Grumman Corp.            50,800        2,862
  Parker Hannifin Corp.             32,000        2,394
  Raytheon Co.                      60,000        2,420
  Southwest Airlines Co.            75,000        1,180
                                              ---------
                                                 28,016
                                              ---------
INFORMATION TECHNOLOGY (10.4%)
  Amdocs Ltd. *                     60,000        1,551
  Automatic Data Processing,
    Inc.                            49,500        2,254
  Avaya, Inc. *                    129,200        2,121
  Cadence Design Systems, Inc.
    *                               87,800        1,206
  CDW Corp.                         20,200        1,328
  Cisco Systems, Inc. *            174,600        3,267
  Computer Sciences Corp. *         21,100        1,142
  Dell, Inc. *                      41,600        1,686
  EMC Corp. *                      133,900        1,797
  Lexmark International, Inc.,
    Class A *                       36,600        3,107
  Microsoft Corp.                  135,400        3,631
  NCR Corp. *                       48,000        2,867
  Oracle Corp. *                   149,000        1,886
  Tellabs, Inc. *                  239,000        2,043
  VeriSign, Inc. *                  42,900        1,411
                                              ---------
                                                 31,297
                                              ---------
MATERIALS (0.6%)
  Air Products and Chemicals,
    Inc.                            29,900        1,712
                                              ---------
UTILITIES (0.6%)
  Duke Energy Corp.                 64,700        1,636
                                              ---------
Total Common Stocks (Cost
  $137,101)                                     154,467
                                              ---------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

BALANCED FUND -- CONTINUED

-------------------------------------------------------
                                Shares or
                                Principal
                                  Amount        Value
-------------------------------------------------------
CORPORATE BONDS (18.3%)
AUTO MANUFACTURERS (1.5%)
  American Honda Finance
    Corp., 3.850%,
    11/06/08 (d)                $      540    $     536
  Daimler Chrysler NA
    Holdings, 8.500%, 01/18/31         315          380
  Ford Motor Co., 7.450%,
    07/16/31                         2,275        2,213
  General Motors Corp.,
    8.375%, 07/15/33                 1,380        1,405
                                              ---------
                                                  4,534
                                              ---------
BANKS (1.0%)
  Bank of America Corp.,
    7.400%, 01/15/11                 1,225        1,414
  Bank One Corp., 7.625%,
    08/01/05                           585          604
  First Union Corp., 7.550%,
    08/18/05                           630          651
  Wells Fargo & Co., 4.800%,
    07/29/05                           205          208
                                              ---------
                                                  2,877
                                              ---------
BEVERAGES (0.2%)
  Miller Brewing Co., 4.250%,
    08/15/08 (d)                       540          543
                                              ---------
BUILDING MATERIALS (0.2%)
  American Standard Cos.,
    Inc., 7.625%, 02/15/10             555          631
                                              ---------
COMPUTERS (0.1%)
  NCR Corp., 7.125%, 06/15/09          200          219
                                              ---------
COSMETICS/PERSONAL CARE (0.1%)
  Gillette Co., 3.750%,
    12/01/04 (d)                       270          270
                                              ---------
DIVERSIFIED FINANCIAL SERVICES (4.3%)
  Capital One Bank, 5.125%,
    02/15/14                         1,000          987
  CIT Group, Inc., 5.750%,
    09/25/07                           470          494
  CIT Group, Inc., 5.500%,
    11/30/07                           345          361
  CIT Group, Inc., 5.125%,
    09/30/14                           290          287
  Citigroup, Inc., 5.125%,
    05/05/14                           685          693
  Citigroup, Inc., 5.875%,
    02/22/33                           630          627
  Fund American Cos., Inc.,
    5.875%, 05/15/13                   710          712

-------------------------------------------------------
                                Shares or
                                Principal
                                  Amount        Value
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Goldman Sachs Capital I,
    6.345%, 02/15/34            $      540    $     546
  Goldman Sachs Group, Inc.,
    3.875%, 01/15/09                   535          531
  Goldman Sachs Group, Inc.,
    4.750%, 07/15/13                   585          572
  Household Finance Corp.,
    7.625%, 05/17/32                   615          751
  International Lease Finance
    Corp., 4.750%, 07/01/09          1,060        1,077
  J.P. Morgan Chase & Co.,
    6.625%, 03/15/12                 1,620        1,802
  John Deere Capital Corp.,
    3.900%, 01/15/08                   315          317
  MBNA Corp., Ser B, 7.500%,
    03/15/12                           370          424
  Merrill Lynch & Co., Inc.,
    3.700%, 04/21/08                   245          244
  Merrill Lynch & Co., Inc.,
    Ser C, 5.000%, 01/15/15            660          649
  Morgan Stanley, 5.300%,
    03/01/13                         1,310        1,336
                                              ---------
                                                 12,410
                                              ---------
ELECTRIC (1.6%)
  Calenergy Co., Inc., 7.520%,
    09/15/08                           405          449
  Carolina Power & Light Co.,
    6.500%, 07/15/12                   210          230
  Cincinnati Gas & Electric
    Co., 5.700%, 09/15/12              270          282
  Dominion Resources, Inc.,
    Ser B, 7.625%, 07/15/05            405          417
  Dominion Resources, Inc.,
    Ser E, 6.750%, 12/15/32            355          380
  Entergy Gulf States, Inc.,
    5.200%, 12/03/07, Callable
    12/1/04 @ 100                      110          110
  Entergy Gulf States, Inc.,
    4.875%, 11/01/11, Callable
    11/1/06 @ 100                      520          513
  Florida Power & Light Co.,
    6.875%, 12/01/05                   125          130
  Oncor Electric Delivery,
    7.000%, 05/01/32                   315          355

                                                                     (Unaudited)

-------------------------------------------------------
                                Shares or
                                Principal
                                  Amount        Value
-------------------------------------------------------
ELECTRIC--CONTINUED
  Pacific Gas & Electric Co.,
    6.050%, 03/01/34            $    1,025    $   1,033
  Westar Energy, Inc., 7.875%,
    05/01/07                           630          687
                                              ---------
                                                  4,586
                                              ---------
ENTERTAINMENT (0.1%)
  GTECH Holdings Corp.,
    4.750%, 10/15/10                   270          268
                                              ---------
FOREST & PAPER PRODUCTS (0.4%)
  International Paper Co.,
    5.500%, 01/15/14                   510          520
  Weyerhaeuser Co., 6.750%,
    03/15/12                           405          454
  Weyerhaeuser Co., 7.375%,
    03/15/32                           270          312
                                              ---------
                                                  1,286
                                              ---------
GAS (0.1%)
  Sempra Energy, 4.750%,
    05/15/09 (d)                       405          410
                                              ---------
HEALTH CARE (0.3%)
  Anthem Insurance, Inc.,
    9.000%, 04/01/27 (d)               440          594
  WellPoint Health Network,
    Inc., 6.375%, 06/15/06             405          422
                                              ---------
                                                  1,016
                                              ---------
HOME BUILDERS (0.3%)
  Lennar Corp., 5.950%,
    03/01/13                           315          329
  Pulte Homes, Inc., 4.875%,
    07/15/09                           495          499
                                              ---------
                                                    828
                                              ---------
HOUSEHOLD PRODUCTS/WARES (0.2%)
  Dial Corp., 7.000%, 08/15/06         585          620
                                              ---------
INSURANCE (1.1%)
  Berkshire Hathaway Finance,
    3.375%, 10/15/08                 1,195        1,175
  MetLife, Inc., 5.250%,
    12/01/06                           360          372
  Monumental Global Funding,
    5.200%, 01/30/07 (d)               900          936
  Prudential Financial, Inc.,
    3.750%, 05/01/08                   325          322
  Prudential Financial, Inc.,
    Ser B, 5.100%, 09/20/14            505          499
                                              ---------
                                                  3,304
                                              ---------

-------------------------------------------------------
                                Shares or
                                Principal
                                  Amount        Value
-------------------------------------------------------
INVESTMENT COMPANIES (0.2%)
  Credit Suisse First Boston
    USA, Inc., 6.500%,
    01/15/12                    $      615    $     682
                                              ---------
LEISURE TIME (0.1%)
  Harley-Davidson, Inc.,
    3.625%, 12/15/08 (d)               405          399
                                              ---------
LODGING (0.1%)
  Marriot International, Inc.,
    Ser C, 7.875%, 09/15/09            135          154
                                              ---------
MEDIA (1.3%)
  Comcast Cable
    Communications, Inc.,
    7.125%, 06/15/13                 1,120        1,267
  Cox Communications, Inc,
    4.625%, 06/01/13                   585          545
  News America Holdings, Inc.,
    9.250%, 02/01/13                   540          691
  Time Warner, Inc., 6.750%,
    04/15/11                           355          395
  Time Warner, Inc., 7.625%,
    04/15/31                           495          580
  Univision Communications,
    Inc., 7.850%, 07/15/11 (d)         360          418
                                              ---------
                                                  3,896
                                              ---------
MINING (0.7%)
  Barrick Gold Finance, Inc.,
    7.500%, 05/01/07                   225          244
  Codelco, Inc., 5.500%,
    10/15/13 (d)                       720          739
  Inco Ltd., 7.750%, 05/15/12        1,030        1,209
                                              ---------
                                                  2,192
                                              ---------
MISCELLANEOUS MANUFACTURES (0.9%)
  General Electric Co.,
    5.000%, 02/01/13                 2,555        2,594
                                              ---------
OIL & GAS (1.1%)
  Devon Financing Corp. ULC,
    7.875%, 09/30/31                   375          462
  Enterprise Products
    Operating LP, Ser B,
    6.875%, 03/01/33                   475          489
  Motiva Enterprises LLC,
    5.200%, 09/15/12 (d)               305          310
  Pennzoil Co., 10.250%,
    11/01/05                            90           95
  Phillips Petroleum Co.,
    6.375%, 03/30/09                   675          736

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

BALANCED FUND -- CONCLUDED

-------------------------------------------------------
                                Shares or
                                Principal
                                  Amount        Value
-------------------------------------------------------
OIL & GAS--CONTINUED
  Phillips Petroleum Co.,
    8.750%, 05/25/10            $      525    $     639
  XTO Energy, Inc., 6.250%,
    04/15/13                           630          683
                                              ---------
                                                  3,414
                                              ---------
PACKAGING & CONTAINERS (0.1%)
  Packaging Corp. of America,
    5.750%, 08/01/13                   405          413
                                              ---------
PIPELINES (0.6%)
  CenterPoint Energy
    Resources, Ser B, 7.875%,
    04/01/13                           765          898
  K N Capital Trust III,
    7.630%, 04/15/28                   575          630
  K N Energy, Inc., 7.250%,
    03/01/28                           270          300
                                              ---------
                                                  1,828
                                              ---------
PRINTING & PUBLISHING (0.2%)
  R.R. Donnelly & Sons Co.,
    3.750%, 04/01/09                   630          618
                                              ---------
REITS (0.1%)
  Simon Property Group LP,
    6.375%, 11/15/07 (d)               235          251
                                              ---------
SAVINGS & LOAN (0.2%)
  Golden West Financial Corp.,
    4.125%, 08/15/07                   725          735
                                              ---------
TELECOMMUNICATIONS (0.9%)
  SBC Communications, Inc.,
    5.625%, 06/15/16                   100          102
  SBC Communications, Inc.,
    6.450%, 06/15/34                   565          583
  Sprint Capital Corp.,
    8.750%, 03/15/32                 1,030        1,327
  TELUS Corp., 8.000%,
    06/01/11                           495          579
                                              ---------
                                                  2,591
                                              ---------
TRANSPORTATION (0.3%)
  FedEx Corp., 3.500%,
    04/01/09                           900          876
                                              ---------
Total Corporate Bonds (Cost
  $53,734)                                       54,445
                                              ---------

-------------------------------------------------------
                                Shares or
                                Principal
                                  Amount        Value
-------------------------------------------------------
U.S. GOVERNMENT AGENCIES (0.7%)
GINNIE MAE (0.7%)
  8.500%, 04/15/31              $      484    $     529
  8.000%, 08/15/31                     677          736
  8.000%, 09/15/31                     721          785
                                              ---------
Total U.S. Government Agencies
  (Cost $1,978)                                   2,050
                                              ---------
U.S. TREASURY OBLIGATIONS (24.4%)
U.S. TREASURY BONDS (2.6%)
  5.375%, 02/15/31 (e)               7,315        7,699
                                              ---------
U.S. TREASURY INFLATION PROTECTED BONDS (4.7%)
  1.875%, 07/15/13                   9,685       10,230
  3.875%, 04/15/29                   2,425        3,701
                                              ---------
                                                 13,931
                                              ---------
U.S. TREASURY NOTES (17.1%)
  1.625%, 01/31/05                   8,515        8,508
  1.500%, 02/28/05                  11,010       10,993
  3.500%, 11/15/06                  11,955       12,067
  2.875%, 11/30/06                   5,585        5,570
  3.125%, 05/15/07                   9,660        9,655
  3.500%, 11/15/09                   2,785        2,760
  3.875%, 02/15/13                     780          762
  4.250%, 11/15/14                     440          436
                                              ---------
                                                 50,751
                                              ---------
Total U.S. Treasury
  Obligations (Cost $71,944)                     72,381
                                              ---------
EXCHANGE TRADED FUNDS (2.7%)
  SPDR Trust, Series 1              67,000        7,895
                                              ---------
Total Exchange Traded Funds
  (Cost $7,452)                                   7,895
                                              ---------
YANKEE BOND (1.6%)
MEDIA (0.2%)
  British Sky Broadcasting
    Group, 6.875%, 02/23/09            675          738
                                              ---------
MISCELLANEOUS MANUFACTURES (0.2%)
  Tyco International Group SA,
    6.000%, 11/15/13                   250          269
  Tyco International Group SA,
    6.875%, 01/15/29                   245          275
                                              ---------
                                                    544
                                              ---------
OIL & GAS (0.3%)
  BP Capital Markets PLC,
    4.000%, 04/29/05                   755          759
                                              ---------

                                                                     (Unaudited)

-------------------------------------------------------
                                Shares or
                                Principal
                                  Amount        Value
-------------------------------------------------------
SOVEREIGN (0.6%)
  United Mexican States,
    8.300%, 08/15/31            $    1,520    $   1,722
                                              ---------
TELECOMMUNICATIONS (0.3%)
  Deutsche Telekom
    International Finance,
    9.250%, 06/01/32                   360          501
  Verizon Global Funding
    Corp., 7.750%, 12/01/30            420          504
                                              ---------
                                                  1,005
                                              ---------
Total Yankee Bond (Cost
  $4,667)                                         4,768
                                              ---------
SHORT-TERM INVESTMENTS (3.0%)
  Boston Global Investment
    Trust -- Enhanced
    Portfolio (f)                8,770,000        8,770
                                              ---------
Total Short-Term Investments
  (Cost $8,770)                                   8,770
                                              ---------

-------------------------------------------------------
                                Shares or
                                Principal
                                  Amount        Value
-------------------------------------------------------
REPURCHASE AGREEMENTS (5.0%)
  Deutsche Bank, 1.905% dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $14,814,771
    (collateralized by U.S
    Treasury Notes; total
    market value $15,110,882)   $   14,814    $  14,814
                                              ---------
Total Repurchase Agreements
  (Cost $14,814)                                 14,814
                                              ---------
Total Investments (Cost
  $300,460) (a) -- 107.6%                       319,590
Liabilities in excess of other
  assets -- (7.6)%                              (22,655)
                                              ---------
Net Assets -- 100.0%                          $ 296,935
                                              =========

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

CAPITAL APPRECIATION FUND

-------------------------------------------------------
                                 Shares        Value
-------------------------------------------------------
COMMON STOCKS (96.4%)
CONSUMER DISCRETIONARY (15.7%)
  Harley-Davidson, Inc.           500,000    $   28,910
  Home Depot, Inc. (The)          867,000        36,197
  J. C. Penney Co., Inc.          552,500        21,327
  Kohl's Corp. *                  450,000        20,772
  Lowe's Cos., Inc.               238,700        13,207
  Marriott International,
    Inc., Class A                 441,500        25,099
  Staples, Inc.                   694,900        22,174
  Target Corp.                    725,000        37,135
  Time Warner, Inc. *           2,132,300        37,763
  Walt Disney Co. (The)         1,425,000        38,304
                                             ----------
                                                280,888
                                             ----------
CONSUMER STAPLES (7.8%)
  Avon Products, Inc.             753,000        28,268
  Gillette Co. (The)              821,100        35,710
  Kimberly-Clark Corp.            355,500        22,613
  Sara Lee Corp.                  740,100        17,378
  Walgreen Co.                    950,000        36,270
                                             ----------
                                                140,239
                                             ----------
ENERGY (4.3%)
  Anadarko Petroleum Corp.        258,500        17,992
  Exxon Mobil Corp.             1,156,500        59,270
                                             ----------
                                                 77,262
                                             ----------
FINANCIALS (19.0%)
  American Express Co.            843,300        46,981
  American International
    Group, Inc.                   293,500        18,593
  Bank of New York Co., Inc.
    (The)                         464,000        15,270
  Chubb Corp. (The)               468,400        35,697
  Citigroup, Inc.                 359,700        16,097
  Comerica, Inc.                  305,800        18,807
  Freddie Mac                     470,000        32,082
  Goldman Sachs Group, Inc.
    (The)                         280,000        29,333
  MGIC Investment Corp. (e)       500,000        34,000
  SLM Corp.                       547,500        28,016
  U.S. Bancorp                  1,118,900        33,153
  Wells Fargo & Co.               518,200        32,009
                                             ----------
                                                340,038
                                             ----------

-------------------------------------------------------
                                 Shares        Value
-------------------------------------------------------
HEALTH CARE (11.1%)
  Biomet, Inc.                    694,000    $   33,222
  Boston Scientific Corp. *       773,600        26,929
  Johnson & Johnson               550,400        33,200
  Medtronic, Inc.                 722,600        34,721
  St. Jude Medical, Inc. *        881,400        33,617
  Stryker Corp.                   826,000        36,335
                                             ----------
                                                198,024
                                             ----------
INDUSTRIALS (18.0%)
  Boeing Co. (The)                615,000        32,945
  Danaher Corp.                   386,600        21,990
  Deere & Co.                     411,000        29,481
  Dover Corp.                     406,000        16,423
  Emerson Electric Co.            444,800        29,722
  General Electric Co.          1,003,300        35,476
  Honeywell International,
    Inc.                          454,000        16,040
  Illinois Tool Works, Inc.       195,000        18,375
  L-3 Communications
    Holdings, Inc.                294,000        21,879
  Northrop Grumman Corp. (e)      581,500        32,756
  Parker Hannifin Corp.           344,500        25,769
  Raytheon Co.                    666,000        26,866
  Southwest Airlines Co.          900,000        14,157
                                             ----------
                                                321,879
                                             ----------
INFORMATION TECHNOLOGY (19.6%)
  Amdocs Ltd. *                   864,000        22,334
  Automatic Data Processing,
    Inc.                          485,000        22,082
  Avaya, Inc. *                 1,650,300        27,098
  Cadence Design Systems,
    Inc. (e) *                    922,500        12,675
  CDW Corp.                       238,500        15,674
  Cisco Systems, Inc. *         1,852,800        34,666
  Computer Sciences Corp. *       264,300        14,299
  Dell, Inc. *                    458,100        18,562
  EMC Corp. *                   2,045,800        27,455
  Lexmark International,
    Inc., Class A *               385,000        32,687
  Microsoft Corp.               1,480,500        39,692
  NCR Corp. *                     360,343        21,523
  Oracle Corp. *                1,754,000        22,206

                                                                     (Unaudited)

-------------------------------------------------------
                                 Shares        Value
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Tellabs, Inc. *               2,807,000    $   24,000
  VeriSign, Inc. *                456,400        15,016
                                             ----------
                                                349,969
                                             ----------
MATERIALS (0.9%)
  Air Products and Chemicals,
    Inc.                          285,300        16,333
                                             ----------
Total Common Stocks (Cost
  $1,543,116)                                 1,724,632
                                             ----------
EXCHANGE TRADED FUNDS (3.0%)
  SPDR Trust, Series 1            463,000        54,555
                                             ----------
Total Exchange Traded Funds
  (Cost $51,499)                                 54,555
                                             ----------
SHORT-TERM INVESTMENTS (0.6%)
  Boston Global Investment
    Trust -- Enhanced
    Portfolio (f)               9,964,425         9,964
                                             ----------
Total Short-Term Investments
  (Cost $9,964)                                   9,964
                                             ----------
Total Investments (Cost
  $1,604,579) (a) -- 100.0%                   1,789,151
Liabilities in excess of
  other assets -- 0.0%                              (32)
                                             ----------
Net Assets -- 100.0%                         $1,789,119
                                             ==========

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

EMERGING GROWTH STOCK FUND

---------------------------------------------------------
                                   Shares or
                                   Principal
                                    Amount        Value
---------------------------------------------------------
COMMON STOCKS (95.1%)
CONSUMER DISCRETIONARY (12.5%)
  Blue Nile, Inc. *                  30,200     $    778
  Coach, Inc. *                       7,000          349
  Dick's Sporting Goods, Inc. *       4,600          166
  Getty Images, Inc. *                3,400          198
  Univision Communications, Inc.,
    Class A *                         5,000          151
  Urban Outfitters, Inc. *           12,300          522
                                                --------
                                                   2,164
                                                --------
CONSUMER STAPLES (3.0%)
  Whole Foods Market, Inc.            5,700          517
                                                --------
FINANCIALS (12.5%)
  Affiliated Managers Group, Inc.
    *                                11,000          697
  BlackRock, Inc., Class A            9,100          678
  Investors Financial Services
    Corp.                            18,200          799
                                                --------
                                                   2,174
                                                --------
HEALTH CARE (20.6%)
  Align Technology, Inc. *              800            8
  Biosite, Inc. *                     7,000          390
  Cephalon, Inc. *                   10,000          475
  eResearch Technology, Inc. *       31,200          460
  Kyphon, Inc. *                     14,900          358
  Martek Biosciences Corp. *         10,000          389
  Medicis Pharmaceutical Corp.,
    Class A                          14,500          534
  Neurocrine Biosciences, Inc. *      5,400          248
  SurModics, Inc. *                   2,800           84
  Wright Medical Group, Inc. *       23,500          623
                                                --------
                                                   3,569
                                                --------
INDUSTRIALS (9.3%)
  AirTran Holdings, Inc. *           32,700          387
  Corporate Executive Board Co.
    (The)                             7,800          523
  Portfolio Recovery Associates,
    Inc. *                           18,700          701
                                                --------
                                                   1,611
                                                --------
INFORMATION TECHNOLOGY (32.6%)
  Adobe Systems, Inc.                 6,500          394

---------------------------------------------------------
                                   Shares or
                                   Principal
                                    Amount        Value
---------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Akamai Technologies, Inc. *        11,200     $    145
  Apple Computer, Inc. *             14,700          987
  aQuantive, Inc. *                  38,300          333
  Avaya, Inc. *                      12,000          197
  Broadcom Corp., Class A *           8,900          289
  CNET Networks, Inc. *              46,500          433
  Cogent, Inc. *                      2,000           67
  Cognizant Technology Solutions
    Corp., Class A *                 18,000          687
  Euronet Worldwide, Inc. *          13,200          325
  JAMDAT Mobile, Inc. *              12,300          281
  Juniper Networks, Inc. *           14,500          399
  NAVTEQ Corp. *                      5,200          224
  UTStarcom, Inc. *                  27,600          539
  ViaSat, Inc. *                     18,100          378
                                                --------
                                                   5,678
                                                --------
TELECOMMUNICATION SERVICES (4.6%)
  Crown Castle International
    Corp. *                          26,900          454
  Nextel Partners, Inc., Class A
    *                                18,700          338
                                                --------
                                                     792
                                                --------
Total Common Stocks (Cost
  $15,292)                                        16,505
                                                --------
REPURCHASE AGREEMENTS (5.8%)
  Merrill Lynch, 1.995% dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase price
    $998,554 (collateralized by
    GNMA obligations; total
    market value $1,020,138)        $   998          998
                                                --------
Total Repurchase Agreements (Cost
  $998)                                              998
                                                --------
Total Investments (Cost $16,290)
  (a) -- 100.9%                                   17,503
Liabilities in excess of other
  assets -- (0.9)%                                  (159)
                                                --------
Net Assets -- 100.0%                            $ 17,344
                                                ========

     See notes to schedules of portfolio investments and notes to financial statements.
 14

                                                                     (Unaudited)

GROWTH AND INCOME FUND

-------------------------------------------------------
                               Shares or
                               Principal
                                Amount         Value
-------------------------------------------------------
COMMON STOCKS (99.3%)
CONSUMER DISCRETIONARY (9.8%)
  Advance Auto Parts, Inc. *      350,000    $   14,441
  Gannett Co., Inc.               125,000        10,311
  Jones Apparel Group, Inc.       100,000         3,553
  Kohl's Corp. *                  225,000        10,386
  Lowe's Cos., Inc.                50,000         2,767
  May Department Stores Co.
    (The)                         300,000         8,436
  Target Corp.                    250,000        12,805
  Viacom, Inc., Class B           600,000        20,820
  Walt Disney Co. (The)           500,000        13,440
                                             ----------
                                                 96,959
                                             ----------
CONSUMER STAPLES (9.9%)
  Archer Daniels Midland
    Co.                           900,000        19,079
  Clorox Co. (The)                250,000        13,780
  Kimberly-Clark Corp.            150,000         9,542
  PepsiCo, Inc.                   200,000         9,982
  Sara Lee Corp.                  650,000        15,262
  SYSCO Corp.                      50,000         1,738
  Wal-Mart Stores, Inc.           350,000        18,221
  Wm. Wrigley Jr. Co.             150,000        10,320
                                             ----------
                                                 97,924
                                             ----------
ENERGY (8.7%)
  Anadarko Petroleum Corp.        150,000        10,440
  Burlington Resources,
    Inc.                          200,000         9,282
  ChevronTexaco Corp.             250,000        13,650
  ConocoPhillips                  150,000        13,649
  Exxon Mobil Corp.               400,000        20,500
  Kerr-McGee Corp.                300,000        18,669
                                             ----------
                                                 86,190
                                             ----------
FINANCIALS (23.7%)
  American International
    Group, Inc.                   150,000         9,503
  Bank of America Corp.           450,000        20,821
  Berkshire Hathaway, Inc.,
    Class B (e) *                   6,000        16,680
  Cincinnati Financial
    Corp.                         325,000        14,560
  Citigroup, Inc.                 525,000        23,493
  Fannie Mae                       75,000         5,153
  Fifth Third Bancorp             225,000        11,331
  Genworth Financial, Inc.,
    Class A                       650,000        17,095
  Goldman Sachs Group, Inc.
    (The)                         125,000        13,095
  Jefferson-Pilot Corp.            50,000         2,460
  MBNA Corp.                      400,000        10,624

-------------------------------------------------------
                               Shares or
                               Principal
                                Amount         Value
-------------------------------------------------------
FINANCIALS--CONTINUED
  MGIC Investment Corp.           125,000    $    8,500
  Morgan Stanley                  175,000         8,881
  Principal Financial Group,
    Inc.                          500,000        18,840
  Prudential Financial,
    Inc.                          400,000        19,580
  U.S. Bancorp                    600,000        17,778
  Wells Fargo & Co.               250,000        15,443
                                             ----------
                                                233,837
                                             ----------
HEALTH CARE (10.1%)
  Abbott Laboratories             150,000         6,294
  Anthem, Inc. *                  200,000        20,266
  Bristol-Myers Squibb Co.        800,000        18,800
  Express Scripts, Inc. *         125,000         8,995
  Johnson & Johnson               170,000        10,254
  Medtronic, Inc.                 100,000         4,805
  Pfizer, Inc.                  1,100,000        30,547
                                             ----------
                                                 99,961
                                             ----------
INDUSTRIALS (13.1%)
  Cendant Corp.                   700,000        15,869
  Cooper Industries Ltd.,
    Class A                       200,000        13,262
  Emerson Electric Co.            150,000        10,023
  General Electric Co.            600,000        21,216
  Honeywell International,
    Inc.                          400,000        14,132
  Illinois Tool Works, Inc.        75,000         7,067
  Norfolk Southern Corp.          300,000        10,299
  Rockwell Automation, Inc.       350,000        16,555
  Textron, Inc.                   175,000        12,709
  United Technologies Corp.        90,000         8,782
                                             ----------
                                                129,914
                                             ----------
INFORMATION TECHNOLOGY (10.9%)
  Agilent Technologies, Inc. *    700,000        16,022
  First Data Corp.                250,000        10,273
  Intel Corp.                     275,000         6,146
  International Business
    Machines Corp.                100,000         9,424
  Microsoft Corp.                 550,000        14,746
  Nokia Corp. ADR (e)             900,000        14,553
  Storage Technology Corp.
    (e) *                         400,000        11,656
  SunGard Data Systems, Inc.
    *                             500,000        13,255
  Texas Instruments, Inc.         500,000        12,090
                                             ----------
                                                108,165
                                             ----------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

GROWTH AND INCOME FUND -- CONCLUDED

-------------------------------------------------------
                               Shares or
                               Principal
                                Amount         Value
-------------------------------------------------------
MATERIALS (4.5%)
  E.I. du Pont de Nemours &
    Co.                           250,000    $   11,330
  International Paper Co.         150,000         6,228
  Praxair, Inc.                   300,000        13,470
  Sigma-Aldrich Corp.             225,000        13,439
                                             ----------
                                                 44,467
                                             ----------
TELECOMMUNICATION SERVICES (3.1%)
  ALLTEL Corp.                     50,000         2,835
  Verizon Communications,
    Inc.                          350,000        14,430
  Vodafone Group PLC ADR          500,000        13,635
                                             ----------
                                                 30,900
                                             ----------
UTILITIES (5.5%)
  American Electric Power
    Co., Inc.                     450,000        15,377
  Edison International            400,000        12,760
  Exelon Corp.                    325,000        13,556
  Questar Corp.                   145,000         7,367
  SCANA Corp.                     150,000         5,748
                                             ----------
                                                 54,808
                                             ----------
Total Common Stocks (Cost
  $783,769)                                     983,125
                                             ----------

-------------------------------------------------------
                               Shares or
                               Principal
                                Amount         Value
-------------------------------------------------------
SHORT-TERM INVESTMENTS (2.3%)
  Boston Global Investment
    Trust -- Enhanced
    Portfolio (f)              22,465,400    $   22,465
                                             ----------
Total Short-Term Investments
  (Cost $22,465)                                 22,465
                                             ----------
MONEY MARKET FUNDS (0.4%)
  Federated Prime Value
    Obligations Fund, Class
    I                           3,914,455         3,914
                                             ----------
Total Money Market Funds
  (Cost $3,914)                                   3,914
                                             ----------
Total Investments (Cost
  $810,148) (a) -- 102.0%                     1,009,504
Liabilities in excess of
  other assets -- (2.0)%                        (19,648)
                                             ----------
Net Assets -- 100.0%                         $  989,856
                                             ==========

     See notes to schedules of portfolio investments and notes to financial statements.
 16

                                                                     (Unaudited)

INFORMATION AND TECHNOLOGY FUND

-------------------------------------------------------
                                  Shares or
                                  Principal
                                    Amount       Value
-------------------------------------------------------
COMMON STOCKS (92.7%)
CONSUMER DISCRETIONARY (9.1%)
  Corning, Inc. *                     23,050    $   290
  eBay, Inc. *                         1,195        134
  Garmin Ltd.                          4,254        248
  Getty Images, Inc. (e) *             4,302        251
  J. C. Penney Co., Inc.               5,441        210
  UnitedGlobalCom, Inc. *             24,965        208
                                                -------
                                                  1,341
                                                -------
CONSUMER STAPLES (1.1%)
  Bunge Limited                        3,131        165
                                                -------
HEALTH CARE (13.6%)
  Applera Corp. Biosystems             7,424        152
  Biogen Idec, Inc. *                  1,818        107
  Caremark Rx, Inc. *                 12,592        449
  Eyetech Pharm, Inc. (e) *            7,544        304
  Genentech, Inc. *                      841         41
  Kindred Healthcare, Inc. *           9,299        254
  Laboratory Corp. of America
    Holdings *                         1,472         71
  Teva Pharmaceutical Industries
    Ltd.                               8,683        237
  UnitedHealth Group, Inc.             1,346        112
  Universal Health Services,
    Inc.                               6,059        276
                                                -------
                                                  2,003
                                                -------
INDUSTRIALS (4.0%)
  Engineered Support Systems,
    Inc. (e)                           2,486        137
  Monster Worldwide, Inc. (e) *       16,002        451
                                                -------
                                                    588
                                                -------
INFORMATION TECHNOLOGY (62.9%)
  O2Micro International Ltd. (e)
    *                                  2,898         35
  Affiliated Computer
    Services -- Class A *              2,473        146
  Alcatel ADR *                       18,227        283
  Amdocs Ltd. (e) *                    5,075        131
  Avaya, Inc. (e) *                   26,900        442
  Business Objectives S.A. *           9,684        225
  Cadence Design Systems, Inc.
    (e) *                             11,836        163
  Checkfree Corp. (e) *                4,869        180
  Cisco Systems, Inc. *               19,225        360
  Cognizant Technology Solutions
    Corp.,                             3,813        145
  Class A *

-------------------------------------------------------
                                  Shares or
                                  Principal
                                    Amount       Value
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Cognos, Inc. *                       4,297    $   169
  Computer Associates
    International, Inc.               10,842        331
  Comverse Technology, Inc. *          9,523        203
  Electronics for Imaging, Inc.
    (e)*                               6,047        101
  EMC Corp. *                         22,232        298
  Filenet Corp. *                      4,500        121
  First Data Corp.                     3,382        139
  Fiserv, Inc. (e) *                   6,081        234
  Freescale Semiconductor, Inc.
    *                                  2,286         40
  International Business
    Machines Corp.                     4,252        401
  Intuit, Inc. *                       3,331        139
  Lexmark International, Inc.,
    Class A *                          3,796        322
  McAfee, Inc. *                       2,867         83
  Microsemi Corp. *                    2,261         40
  Microsoft Corp.                     29,054        780
  Motorola, Inc.                       9,646        186
  NCR Corp. *                          7,680        460
  Nokia Corp. ADR                     16,587        268
  Oracle Corp. *                      30,682        388
  Qlogic Corp. *                       4,139        142
  Quest Software, Inc. *               9,213        143
  Sanmina Corp. *                     15,407        136
  Scientific-Atlanta, Inc.             9,724        288
  Sigmatel Inc. *                      6,318        226
  Sybase, Inc. *                      22,086        381
  Telefonaktiebolaget LM
    Ericsson ADR *                     6,564        218
  UTStarcom, Inc. (e) *               19,415        379
  VeriSign, Inc. *                    13,133        432
  Wind River Systems, Inc. *          10,508        127
                                                -------
                                                  9,285
                                                -------
TELECOMMUNICATION SERVICES (2.0%)
  MCI, Inc.                           16,013        302
                                                -------
Total Common Stocks (Cost
  $12,088)                                       13,684
                                                -------
DEPOSITARY RECEIPTS (2.0%)
  Nasdaq 100 Share Index               7,609        298
                                                -------
Total Depositary Receipts (Cost
  $279)                                             298
                                                -------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

INFORMATION AND TECHNOLOGY FUND -- CONCLUDED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                    Amount       Value
-------------------------------------------------------
SHORT-TERM INVESTMENTS (13.9%)
  Boston Global Investment
    Trust -- Enhanced Portfolio
    (f)                            2,047,750    $ 2,048
                                                -------
Total Short-Term Investments
  (Cost $2,048)                                   2,048
                                                -------
REPURCHASE AGREEMENT (4.7%)
  Dresdner, 1.875% dated
    11/30/04, to be repurchased
    on 12/1/04, repurchase price
    $686,440 (collateralized by
    U.S. Government obligations;
    total market value $702,706)  $      686        686
                                                -------
Total Repurchase Agreement (Cost
  $686)                                             686
                                                -------
Total Investments (Cost $15,101)
  (a) -- 113.3%                                  16,716
Liabilities in excess of other
  assets -- (13.3)%                              (1,968)
                                                -------
Net Assets -- 100.0%                            $14,748
                                                =======

     See notes to schedules of portfolio investments and notes to financial statements.
 18

                                                                     (Unaudited)

INTERNATIONAL EQUITY FUND

-------------------------------------------------------
                                Shares or
                                Principal
                                 Amount         Value
-------------------------------------------------------
FOREIGN COMMON STOCK (97.9%)
AUSTRALIA (4.9%)
  Australia & New Zealand
    Banking                        140,647    $   2,176
  Group Ltd. (e)
  BlueScope Steel Ltd. (e)         346,468        2,254
  Boral Ltd.                       366,618        1,952
  News Corp. Ltd. (The),
    Class B (e)                     29,073          521
  Orica Ltd.                       138,779        2,099
  Origin Energy Ltd. (e)           119,461          650
  Pacific Brands Ltd. (e)          608,587        1,550
  Publishing & Broadcasting
    Ltd. (e)                       181,650        2,193
  Qantas Airways Ltd. (e)          862,489        2,383
  QBE Insurance Group Ltd.         188,900        2,034
  West Australian Newspapers
    Holdings Ltd. (e)              164,090        1,078
  Westpac Banking Corp.            157,582        2,254
                                              ---------
                                                 21,144
                                              ---------
BELGIUM (1.0%)
  Delhaize Group (e)                33,502        2,573
  Fortis                            63,638        1,678
                                              ---------
                                                  4,251
                                              ---------
DENMARK (1.2%)
  Danske Bank A/S                   85,955        2,568
  TDC A/S                           67,400        2,765
                                              ---------
                                                  5,333
                                              ---------
FINLAND (1.7%)
  Fortum Corp.                     179,500        3,111
  Nokia Corp.                      201,446        3,276
  Tietoenator Oyj                   35,875        1,109
                                              ---------
                                                  7,496
                                              ---------
FRANCE (9.5%)
  Alcatel *                        107,709        1,681
  AXA                              127,440        2,984
  BNP Paribas                       67,792        4,711
  Bouygues SA                       31,600        1,359
  Compagnie de Saint-Gobain         28,252        1,607
  France Telecom SA                 84,535        2,655
  Lafarge SA                        25,464        2,391
  Metropole Television SA           31,600          819
  Pernod Ricard                     10,944        1,633
  PSA Peugeot Citroen SA            21,591        1,320
  Sanofi-Aventis                    40,772        3,070
  Schneider Electric SA             20,621        1,432
  Societe Generale                  37,180        3,590

-------------------------------------------------------
                                Shares or
                                Principal
                                 Amount         Value
-------------------------------------------------------
FRANCE--CONTINUED
  SUEZ SA                           63,656    $   1,497
  TOTAL SA (e)                      27,247        5,964
  VINCI (e)                         20,931        2,591
  Vivendi Universal SA *            65,651        1,937
                                              ---------
                                                 41,241
                                              ---------
GERMANY (7.8%)
  Adidas-Salomon AG                 18,500        2,902
  Allianz Group                     24,846        3,111
  BASF AG                           42,842        2,892
  Bayer AG                          25,014          794
  Bayerische Motoren Werke AG       17,159          727
  Continental AG                    28,700        1,753
  DaimlerChrysler AG                37,800        1,688
  Deutsche Bank AG                  11,618          984
  Deutsche Telekom AG *            177,787        3,771
  E.ON AG                           45,650        3,849
  METRO AG                          45,228        2,281
  SAP AG                            11,599        2,073
  Schering AG                       45,962        3,275
  Siemens AG                        46,310        3,708
                                              ---------
                                                 33,808
                                              ---------
HONG KONG (2.1%)
  Bank of East Asia Ltd.           339,127        1,066
  BOC Hong Kong (Holdings)
    Ltd.                           434,500          816
  Cheung Kong (Holdings)
    Ltd.                           239,000        2,305
  CNOOC Ltd.                     2,270,000        1,292
  Esprit Holdings Ltd.             185,000        1,018
  Hang Lung Properties Ltd.        181,000          283
  Hutchison
    Telecommunications
    International Ltd.               1,929            2
  Hutchison Whampoa Ltd.           144,700        1,293
  Orient Overseas
    (International) Ltd.           305,000        1,163
                                              ---------
                                                  9,238
                                              ---------
IRELAND (0.4%)
  CRH PLC                           76,315        1,927
                                              ---------
ITALY (3.0%)
  Banca Intesa SpA                 451,093        1,996
  Eni SpA                          188,773        4,633
  Mediaset SpA                     222,271        2,691
  Saipem SpA                        41,392          491

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

INTERNATIONAL EQUITY FUND -- CONTINUED

-------------------------------------------------------
                                Shares or
                                Principal
                                 Amount         Value
-------------------------------------------------------
ITALY--CONTINUED
  Telecom Italia SpA               575,550    $   2,207
  UniCredito Italiano SpA          221,668        1,223
                                              ---------
                                                 13,241
                                              ---------
JAPAN (21.3%)
  Aisin Seiki Co. Ltd.              59,900        1,289
  Asahi Breweries Ltd.             168,100        1,988
  Asahi Glass Co. Ltd. (e)         195,000        2,142
  Bank of Fukuoka Ltd. (The)       222,000        1,409
  Bridgestone Corp.                 59,000        1,069
  Canon, Inc.                       55,800        2,798
  Chubu Electric Power Co.,
    Inc.                            46,600        1,087
  Citizen Watch Co. Ltd. (e)       106,000          963
  Credit Saison Co. Ltd.            41,500        1,399
  Daiichi Pharmaceutical Co.
    Ltd.                            83,200        1,657
  Daiwa Securities Group,
    Inc.                           129,000          883
  DENSO Corp.                       30,800          738
  East Japan Railway Co.               381        2,096
  Fuji Photo Film Co. Ltd.          68,300        2,403
  Hankyu Department Stores,
    Inc.                            53,000          405
  Hitachi Chemical Co. Ltd.         43,900          759
  Hitachi Ltd.                     286,000        1,854
  Honda Motor Co. Ltd.              33,300        1,595
  Ibiden Co. Ltd. (e)               48,700          832
  Japan Tobacco, Inc.                  181        1,715
  JFE Holdings, Inc.                41,500        1,194
  Joyo Bank Ltd. (The)             269,000        1,260
  Kaneka Corp.                      78,000          855
  Kansai Electric Power Co.,
    Inc. (The)                      62,200        1,209
  Kao Corp.                         17,000          410
  Komatsu Ltd.                     156,000        1,063
  Kubota Corp.                     147,000          727
  Kyocera Corp.                     14,100          993
  Kyushu Electric Power Co.,
    Inc.                           110,600        2,193
  Marubeni Corp.                   325,000          922
  Matsushita Electric
    Industrial Co. Ltd.            102,000        1,518
  Matsushita Electric Works
    Ltd.                           148,000        1,269
  Mitsubishi Corp.                 113,500        1,437
  Mitsubishi Electric Corp.        225,000        1,104
  Mitsubishi Estate Co. Ltd.        82,000          928
  Mitsubishi Tokyo Financial
    Group, Inc.                        209        1,979

-------------------------------------------------------
                                Shares or
                                Principal
                                 Amount         Value
-------------------------------------------------------
JAPAN--CONTINUED
  Mitsui & Co. Ltd. (e)            123,000    $   1,066
  Mitsui Fudosan Co. Ltd.          117,000        1,368
  Mitsui O.S.K. Lines Ltd.         305,000        1,894
  Mizuho Financial Group,
    Inc.                               152          662
  Nintendo Co. Ltd.                  9,700        1,167
  Nippon Oil Corp.                 183,000        1,204
  Nippon Steel Corp.               387,000          955
  Nippon Telegraph &
    Telephone Corp.                    255        1,145
  Nippon Yusen KK                  277,000        1,475
  NTT DoCoMo, Inc.                     948        1,649
  OMRON Corp.                       59,100        1,353
  ORIX Corp.                         9,800        1,248
  Osaka Gas Co. Ltd.               266,000          812
  Resona Holdings, Inc. *          466,000          824
  Sankyo Co. Ltd.                   24,000        1,082
  Sankyo Co. Ltd. (Gunma)           86,000        1,684
  Seiko Epson Corp.                 36,200        1,481
  Sekisui Chemical Co. Ltd.        192,000        1,261
  Sompo Japan Insurance,
    Inc.                            70,000          671
  Sumitomo Chemical Co. Ltd.       220,000        1,097
  Sumitomo Metal Industries
    Ltd.                           655,000          872
  Sumitomo Metal Mining Co.
    Ltd.                           170,000        1,275
  Sumitomo Mitsui Financial
    Group, Inc.                        182        1,265
  Sumitomo Trust & Banking
    Co. Ltd. (The)                 259,000        1,726
  Takeda Pharmaceutical Co.
    Ltd.                            54,100        2,661
  Terumo Corp.                      49,200        1,262
  Tokyo Electric Power Co.,
    Inc. (The)                     128,300        3,066
  Toray Industries, Inc.           306,000        1,347
  Toyota Motor Corp.               143,500        5,383
  West Japan Railway Co.               448        1,828
                                              ---------
                                                 92,925
                                              ---------
NETHERLANDS (4.3%)
  ABN AMRO Holding NV              143,871        3,533
  Akzo Nobel NV                     56,880        2,352
  ING Groep NV                     141,545        3,895
  Royal Dutch Petroleum Co.         45,115        2,584
  Royal KPN NV                     285,915        2,481
  Royal Philips Electronics
    NV                             142,319        3,670
                                              ---------
                                                 18,515
                                              ---------

                                                                     (Unaudited)

-------------------------------------------------------
                                Shares or
                                Principal
                                 Amount         Value
-------------------------------------------------------
NEW ZEALAND (0.6%)
  Fletcher Building Ltd.           589,023    $   2,603
                                              ---------
NORWAY (1.3%)
  Orkla ASA                         75,000        2,312
  Statoil ASA                      101,700        1,609
  Telenor ASA                      201,911        1,778
                                              ---------
                                                  5,699
                                              ---------
SINGAPORE (0.6%)
  DBS Group Holdings Ltd.          141,000        1,360
  Fraser and Neave Ltd.             60,130          536
  Singapore
    Telecommunications Ltd.        368,650          533
                                              ---------
                                                  2,429
                                              ---------
SPAIN (4.0%)
  Altadis SA                        28,974        1,183
  Banco Santander Central
    Hispano SA                     272,843        3,278
  Endesa SA                        112,117        2,414
  Gamesa Corporacion
    Tecnologica SA                  30,401          401
  Gestevision Telecinco SA *         9,245          175
  Repsol YPF SA                    157,895        3,848
  Sociedad General de Aguas
    de Barcelona SA, Class A        54,329        1,015
  Telefonica SA                    243,823        4,283
  Union Fenosa SA                   30,920          796
                                              ---------
                                                 17,393
                                              ---------
SWEDEN (3.5%)
  Autoliv, Inc.                     22,297        1,047
  Electrolux AB, Ser B              25,900          571
  Nordea Bank AB                   398,200        3,912
  Sandvik AB                        31,865        1,290
  Svenska Handelsbanken AB,
    Class A                         93,600        2,285
  Telefonaktiebolaget LM
    Ericsson *                   1,341,948        4,475
  Volvo AB, Class B                 44,700        1,827
                                              ---------
                                                 15,407
                                              ---------
SWITZERLAND (5.7%)
  Credit Suisse Group               92,845        3,621
  Nestle SA                         15,619        4,008
  Novartis AG                      153,679        7,362
  Roche Holding Ltd.                23,633        2,488
  UBS AG                            58,887        4,758
  Zurich Financial Services         18,090        2,784
                                              ---------
                                                 25,021
                                              ---------

-------------------------------------------------------
                                Shares or
                                Principal
                                 Amount         Value
-------------------------------------------------------
UNITED KINGDOM (25.0%)
  "Shell" Transport & Trading
    Co. PLC (The)                  561,994    $   4,725
  Alliance UniChem PLC             171,213        2,352
  Anglo Irish Bank Corp. PLC       118,349        2,679
  AstraZeneca PLC                   56,200        2,196
  Aviva PLC                        351,575        3,893
  Balfour Beatty PLC               346,244        1,995
  Barclays PLC                     441,658        4,558
  BHP Billiton PLC                 354,400        4,145
  BP PLC                         1,174,320       11,984
  BPB PLC                          295,300        2,483
  British American Tobacco
    PLC                            125,590        2,110
  BT Group PLC                     572,868        2,129
  Burberry Group PLC               191,952        1,463
  Centrica PLC                     349,907        1,657
  CRH PLC                            1,280           32
  Dixons Group PLC                 694,974        1,936
  George Wimpey PLC                423,313        2,891
  GlaxoSmithKline PLC              313,524        6,597
  HBOS PLC                         355,954        4,982
  HMV Group PLC                    287,200        1,312
  HSBC Holdings PLC                603,393       10,273
  Kesa Electricals PLC             337,706        1,746
  Legal & General Group PLC        583,300        1,184
  mmO2 PLC *                       956,558        2,088
  Next PLC                          92,252        2,828
  Northern Rock PLC                 79,842        1,106
  Pennon Group PLC                  13,710          232
  Pilkington PLC                 1,154,180        2,365
  Royal Bank of Scotland
    Group PLC (The)                 58,501        1,798
  SABMiller PLC                    166,900        2,808
  Tesco PLC                        620,711        3,576
  Vodafone Group PLC             2,820,112        7,653
  Whitbread Group PLC              143,373        2,186
  William Hill Organization
    Ltd.                           250,376        2,488
                                              ---------
                                                108,450
                                              ---------
Total Foreign Common Stock
  (Cost $337,445)                               426,121
                                              ---------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

INTERNATIONAL EQUITY FUND -- CONCLUDED

-------------------------------------------------------
                                Shares or
                                Principal
                                 Amount         Value
-------------------------------------------------------
RIGHTS (0.0%)
SPAIN (0.0%)
  Sociedad General de Aguas
    de Barcelona SA *               54,329    $      10
                                              ---------
Total Rights (Cost $0)                               10
                                              ---------
SHORT-TERM INVESTMENTS (6.0%)
  Boston Global Investment
    Trust -- Enhanced
    Portfolio (f)               23,447,309       23,448
  Brown Brothers Harriman &
    Co., Cayman Islands Cash
    Sweep                        2,566,318        2,566
                                              ---------
Total Short-Term Investments
  (Cost $26,014)                                 26,014
                                              ---------
Total Investments (Cost
  $363,459) (a) -- 103.9%                       452,145
Liabilities in excess of
  other assets -- (3.9)%                        (16,835)
                                              ---------
Net Assets -- 100.0%                          $ 435,310
                                              =========

The investment concentrations for the International Equity Fund as a percentage of value, by industry, as of November 30, 2004, were as follows:

Cash and Equivalents                               6.0%
Consumer Discretionary                            13.4
Consumer Staples                                   6.2
Energy                                             9.0
Financials                                        25.4
Health Care                                        8.1
Industrials                                        9.7
Information Technology                             5.5
Materials                                          7.2
Telecommunication Services                         8.2
Utilities                                          5.2

     See notes to schedules of portfolio investments and notes to financial statements.
 22

                                                                     (Unaudited)

INTERNATIONAL EQUITY INDEX FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
COMMON STOCK (0.0%)
UNITED STATES (0.0%)
  Ship Finance International            820    $     21
                                               --------
Total Common Stock (Cost $2)                         21
                                               --------
EXCHANGE TRADED FUNDS (1.3%)
  iShares MSCI EAFE Index Fund
    (e)                              38,700       6,009
                                               --------
Total Exchange Traded Funds
  (Cost $5,981)                                   6,009
                                               --------
FOREIGN COMMON STOCK (98.4%)
AUSTRALIA (3.1%)
  Alumina Ltd.                       43,904         196
  Amcor Ltd.                         34,029         195
  AMP Ltd.                           64,309         341
  Australia & New Zealand
    Banking Group Ltd.               58,640         908
  Australian Gas Light Co.           21,185         212
  BHP Billiton Ltd.                 118,347       1,410
  BlueScope Steel Ltd.               32,949         214
  Boral Ltd.                         26,077         139
  Brambles Industries Ltd. (e)       38,740         211
  Coca-Cola Amatil Ltd.              23,622         136
  Coles Myer Ltd.                    41,343         318
  Commonwealth Bank of
    Australia                        40,227         975
  CSL Ltd.                            8,250         169
  CSR Ltd.                           59,682         118
  Foster's Group Ltd.                75,366         314
  General Property Trust (e)         82,848         233
  Insurance Australia Group
    Ltd.                             56,527         254
  John Fairfax Holdings Ltd.         50,890         167
  Lend Lease Corp. Ltd.              17,126         161
  Macquarie Bank Ltd.                 9,246         314
  Macquarie Infrastructure
    Group                            77,928         238
  Mayne Group Ltd.                   34,608         114
  Mirvac Group Ltd.                  59,294         216
  National Australia Bank
    Ltd.                             49,799       1,079
  Newcrest Mining Ltd.               12,077         163
  Orica Ltd.                         11,758         178
  Origin Energy Ltd.                 34,386         187
  QBE Insurance Group Ltd.           24,938         268
  Rinker Group Ltd.                  33,483         248
  Rio Tinto Group                    10,584         321
  Santos Ltd.                        32,124         218
  Southcorp Ltd. *                   37,600         106

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
AUSTRALIA--CONTINUED
  Stockland Trust Group              49,778    $    226
  Suncorp-Metway Ltd.                24,989         333
  TABCORP Holdings Ltd.              21,511         280
  Telstra Corp. Ltd.                 70,085         267
  Wesfarmers Ltd.                    13,764         406
  Westfield Group *                  50,500         614
  Westpac Banking Corp.              55,132         789
  WMC Resources Ltd.                 41,638         232
  Woodside Petroleum Ltd.            18,670         300
  Woolworths Ltd.                    35,823         415
                                               --------
                                                 14,183
                                               --------
AUSTRIA (1.8%)
  Bank Austria AG                    10,336         879
  BOHLER-UDDEHOLM AG                  2,779         329
  Erste Bank der
    oesterreichischen
    Sparkassen AG                    33,351       1,698
  Flughafen Wien AG                   3,712         266
  Immofinanz Immobilien
    Anlagen AG * (e)                 38,298         352
  Mayr Melnhof Karton AG              1,254         200
  OMV AG                              3,881       1,024
  RHI AG *                            6,005         161
  Telekom Austria AG                 78,568       1,338
  VA Technologie AG *                 3,525         274
  Verbund AG                          1,846         374
  voestalpine AG (e)                  7,613         544
  Wienerberger AG                    17,537         778
                                               --------
                                                  8,217
                                               --------
BELGIUM (2.1%)
  Agfa-Gevaert NV                     8,894         284
  Barco NV                            1,431         132
  Belgacom SA *                      13,448         536
  Delhaize Group                      5,915         454
  Dexia Group                        50,715       1,080
  Electrabel SA                       2,177         878
  Fortis                             94,478       2,501
  Groep Colruyt                       1,675         266
  Groupe Bruxelles Lambert SA         5,967         465
  InBev                              14,212         522
  KBC Bank & Insurance Holding
    Co. NV                            8,497         633
  Mobistar SA *                       2,521         211
  NV Bekaert SA                       1,909         149
  NV Umicore SA                       2,848         257
  Omega Pharma NV                     2,117         108
  SA D'Ieteren NV                       503          95

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
BELGIUM--CONTINUED
  Solvay SA (e)                       5,239    $    578
  UCB SA                              7,544         390
                                               --------
                                                  9,539
                                               --------
DENMARK (1.4%)
  A.P. Moller-Maersk A/S                100         818
  Carlsberg A/S                       3,300         154
  Coloplast A/S, Class B              1,547         167
  Danisco A/S                         4,959         302
  Danske Bank A/S                    38,368       1,146
  DSV A/S                             2,500         162
  East Asiatic Co. A/S                2,700         138
  FLS Industries A/S *                4,200          68
  GN Store Nord A/S                  21,500         223
  H. Lundbeck A/S                     7,100         133
  ISS A/S                             4,628         257
  Novo Nordisk A/S, Class B          23,087       1,226
  Novozymes A/S, Class B              5,670         268
  TDC A/S                            16,800         689
  Topdanmark A/S *                    2,200         166
  Vestas Wind Systems A/S *          16,238         188
  William Demant Holding *            2,957         131
                                               --------
                                                  6,236
                                               --------
FINLAND (1.0%)
  Fortum Corp.                       14,613         253
  Kone Oyj, Class B                   2,112         156
  Nokia Corp.                       173,150       2,816
  Orion Corp., Class B                6,300         100
  Sampo PLC, Class A                 14,952         193
  Stora Enso Oyj                     23,906         382
  Tietoenator Oyj                     4,289         133
  UPM-Kymmene Corp.                  20,100         453
                                               --------
                                                  4,486
                                               --------
FRANCE (10.3%)
  Accor                              11,499         490
  Air France (e)                      8,402         159
  Alcatel *                          71,136       1,110
  ALSTOM *                          262,677         199
  Atos Origin SA *                    2,730         181
  Autoroutes du Sud de la
    France                            5,701         280
  AXA                                80,624       1,888
  BNP Paribas                        45,487       3,162
  Bouygues SA                        11,655         501
  Capgemini *                         7,602         246
  Carrefour SA                       33,022       1,568
  Casino Guichard-Perrachon SA        2,340         180

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
FRANCE--CONTINUED
  CNP Assurances SA                   2,169    $    147
  Compagnie de Saint-Gobain          17,868       1,017
  Compagnie Generale des
    Etablissements Michelin           8,713         503
  Credit Agricole SA (e)             37,194       1,101
  Dassault Systemes SA                3,424         177
  Essilor International SA            6,505         444
  Euronext Paris SA                   7,452         226
  European Aeronautic Defense
    & Space Co. Eads NV (e)          14,298         432
  France Telecom SA                  86,216       2,708
  Gecina SA                           2,620         247
  Groupe Danone                      13,956       1,244
  Hermes International                  722         132
  Imerys                              2,182         167
  Klepierre                           2,466         211
  L'Air Liquide SA                      972         168
  L'Air Liquide SA (Loyalty
    Bonus Shares) * (g)               3,710         641
  L'Air Liquide SA, Registered
    Shares (b)                        1,693         293
  L'Oreal SA                         17,708       1,280
  Lafarge SA                          8,833         829
  Lafarge SA (Loyalty Shares)
    * (g)                               997          94
  Lagardere SCA                       7,511         536
  LVMH Moet Hennessy Louis
    Vuitton SA (e)                   14,093       1,002
  Pernod Ricard                       3,328         497
  Pinault-Printemps-Redoute SA        3,920         407
  PSA Peugeot Citroen SA             10,237         626
  Publicis Groupe SA                  7,790         257
  Renault SA                         10,929         895
  Sagem SA                            1,221         112
  Sanofi-Aventis                     56,697       4,269
  Schneider Electric SA              12,980         902
  Societe BIC                         2,997         145
  Societe Generale                   18,914       1,826
  Societe Television Francaise
    1                                 7,188         229
  Sodexho Alliance SA (e)             6,529         199
  SUEZ SA                            46,943       1,104
  Technip (e)                         1,471         247
  Thales (e)                          5,361         229
  Thomson                            14,405         346
  TOTAL SA (e)                       33,770       7,392
  Unibail Holding                     2,889         410

                                                                     (Unaudited)

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
FRANCE--CONTINUED
  Valeo                               4,914    $    194
  Veolia Environnement SA            15,767         497
  VINCI (e)                           4,502         557
  Vivendi Universal SA *             59,123       1,744
                                               --------
                                                 46,647
                                               --------
GERMANY (14.3%)
  Adidas-Salomon AG                   5,262         825
  Allianz Group                      34,261       4,289
  ALTANA AG                           8,211         448
  BASF AG                            57,768       3,900
  Bayer AG                           73,231       2,323
  Bayerische Hypo- und
    Vereinsbank AG *                 70,172       1,565
  Beiersdorf AG                       2,199         237
  Celesio AG                          4,318         331
  Commerzbank AG *                   50,190       1,004
  Continental AG                     13,919         850
  DaimlerChrysler AG                 96,136       4,293
  Deutsche Bank AG                   54,734       4,638
  Deutsche Boerse AG                 12,567         744
  Deutsche Lufthansa AG *            27,170         385
  Deutsche Post AG                   49,510       1,046
  Deutsche Telekom AG *             305,406       6,478
  Douglas Holding AG                  5,621         186
  E.ON AG                            69,571       5,867
  EPCOS AG *                          6,564         104
  Fresenius Medical Care AG           3,245         179
  Heidelberger Druckmaschinen
    AG                                6,967         395
  Hypo Real Estate Holding AG
    *                                14,749         571
  Infineon Technologies AG *         72,022         796
  Karstadt Quelle AG (e)              5,322          55
  Linde AG                            9,610         590
  MAN AG                             12,112         460
  Merck KGaA                          6,116         352
  METRO AG                           16,362         825
  MLP AG (e)                          8,185         162
  Muenchener
    Rueckversicherungs AG            20,504       2,328
  PUMA AG Rudolf Dassler Sport        1,910         529
  RWE AG                             43,929       2,339
  RWE AG Pfd                          4,218         191
  SAP AG                             22,970       4,106
  Schering AG                        18,685       1,331
  Siemens AG                         89,451       7,162
  Suedzucker AG                       7,554         153

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
GERMANY--CONTINUED
  ThyssenKrupp AG                    34,800    $    756
  TUI AG                             14,984         334
  Volkswagen AG                      25,362       1,141
                                               --------
                                                 64,268
                                               --------
GREECE (1.2%)
  Alpha Bank SA                      21,150         664
  Coca-Cola HBC                       9,650         238
  Cosmote Mobile
    Telecommunications SA            12,870         233
  EFG Eurobank Ergasias SA           19,790         577
  Emporiki Bank of Greece SA          6,540         199
  Hellenic Duty Free Shops SA         3,540          62
  Hellenic Petroleum SA              15,330         161
  Hellenic Technodomiki Tev SA       19,480          86
  Hellenic Telecommunications
    Organization SA                  27,620         454
  Intracom SA                        18,580          98
  National Bank of Greece SA         28,279         874
  OPAP SA                            18,380         479
  Panafon SA *                       23,800         174
  Piraeus Bank SA                    20,350         320
  Public Power Corp. SA              11,880         323
  Technical Olympic SA               14,320          78
  Titan Cement Co. SA                 6,230         173
  Viohalco SA                        14,050         122
                                               --------
                                                  5,315
                                               --------
HONG KONG (1.0%)
  Bank of East Asia Ltd.             68,754         216
  BOC Hong Kong (Holdings)
    Ltd.                            144,000         271
  Cheung Kong (Holdings) Ltd.        56,000         541
  CLP Holdings Ltd.                  61,100         351
  Esprit Holdings Ltd.               35,500         195
  Hang Seng Bank Ltd.                24,400         339
  Henderson Land Development
    Co. Ltd.                         34,000         177
  Hong Kong & China Gas Co.
    Ltd. (The)                      139,237         287
  Hongkong Electric Holdings
    Ltd.                             50,500         227
  Hutchison Telecommunications
    International Ltd.               73,827          61
  Hutchison Whampoa Ltd.             75,080         671
  Johnson Electric Holdings
    Ltd.                             87,500          85

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
HONG KONG--CONTINUED
  Li & Fung Ltd.                     84,000    $    140
  PCCW Ltd.                         167,326         103
  Sun Hung Kai Properties
    Ltd.                             47,600         473
  Swire Pacific Ltd.                 37,000         297
  Wharf (Holdings) Ltd. (The)        51,000         182
                                               --------
                                                  4,616
                                               --------
IRELAND (1.1%)
  Allied Irish Banks PLC              2,394          47
  Allied Irish Banks PLC             54,610       1,060
  Bank of Ireland                    12,947         285
  Bank of Ireland                    51,045         779
  CRH PLC                            33,091         836
  DEPFA BANK PLC                     40,470         656
  Elan Corp. PLC *                   24,791         647
  Irish Life & Permanent PLC         14,677         254
  Irish Life & Permanent PLC          5,420          92
  Kerry Group PLC                    10,326         237
                                               --------
                                                  4,893
                                               --------
ITALY (9.8%)
  Alleanza Assicurazioni SpA
    (e)                              56,998         703
  Arnoldo Mondadori Editore
    SpA                              16,289         175
  Assicurazioni Generali SpA        116,870       3,602
  Autogrill SpA *                    16,216         253
  Autostrade SpA                     33,103         807
  Banca Antoniana Popolare
    Veneta SpA *                     29,582         708
  Banca Fideuram SpA                 38,877         192
  Banca Intesa SpA                  111,467         421
  Banca Intesa SpA                  400,166       1,770
  Banca Monte dei Paschi di
    Siena SpA                       140,865         461
  Banca Nazionale del Lavoro
    SpA *                           211,769         518
  Banca Popolare di Milano
    Scarl                            53,171         432
  Banche Popolari Unite              43,926         865
  Banco Popolare di Verona e
    Novara Scrl                      47,423         907
  Benetton Group SpA                 10,088         121
  Bulgari SpA                        18,863         216
  Capitalia SpA                     180,311         707
  Edison SpA *                      110,379         227
  Enel SpA (e)                      449,032       4,004
  Eni SpA                           320,380       7,864
  Fiat SpA *                         67,982         504

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
ITALY--CONTINUED
  FinecoGroup SpA *                  22,581    $    168
  Finmeccanica SpA                  756,213         647
  Italcementi SpA                    10,716         162
  La Rinascente SpA *                15,295           0
  Luxottica Group SpA                18,079         353
  Mediaset SpA                       72,863         882
  MEDIOBANCA -- Banca di
    Credito Finanziario SpA
    (e)                              59,344         859
  Mediolanum SpA                     33,651         233
  Parmalat Finanziaria SpA *
    (e) (g)                          46,288           7
  Pirelli & C. SpA                  249,186         317
  Riunione Adriatica di
    Sicurta SpA (RAS)                36,918         800
  Sanpaolo IMI SpA                  117,859       1,618
  Seat Pagine Gialle SpA            540,784         220
  Snam Rete Gas SpA                 122,235         655
  Telecom Italia Media SpA *        273,453         104
  Telecom Italia Mobile SpA         465,620       3,088
  Telecom Italia RNC SpA            695,495       1,918
  Telecom Italia SpA              1,013,872       3,887
  Tiscali SpA * (e)                  25,419         103
  UniCredito Italiano SpA           539,988       2,978
                                               --------
                                                 44,456
                                               --------
JAPAN (24.5%)
  77 Bank Ltd.                       23,000         150
  Acom Co. Ltd.                       4,400         331
  Advantest Corp. (e)                 4,300         321
  AEON Co. Ltd.                      34,500         583
  Aeon Credit Service Co.,
    Ltd. (e)                          1,700         122
  Aiful Corp.                         2,600         296
  Aisin Seiki Co. Ltd.               10,000         215
  Ajinomoto Co., Inc.                34,000         385
  All Nippon Airways Co. Ltd.
    (e)                              37,000         129
  Alps Electric Co. Ltd.             11,000         161
  Amada Co. Ltd.                     23,000         116
  Aoyama Trading Co. Ltd.             4,200         104
  Ariake Japan Co. Ltd.               2,740          66
  Asahi Breweries Ltd.               24,100         285
  Asahi Glass Co. Ltd.               44,000         483
  Asahi Kasei Corp.                  74,000         365
  Bandai Co. Ltd.                     5,700         116
  Bank of Fukuoka Ltd. (The)
    (e)                              35,000         222
  Bank of Yokohama Ltd. (The)        72,000         455

                                                                     (Unaudited)

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
JAPAN--CONTINUED
  Benesse Corp.                       4,300    $    137
  Bridgestone Corp.                  38,000         689
  Canon, Inc.                        49,200       2,466
  CASIO COMPUTER Co. Ltd.            12,800         176
  Central Glass Co. Ltd.             13,000          89
  Central Japan Railway Co.              56         457
  Chiba Bank Ltd. (The)              45,000         286
  Chubu Electric Power Co.,
    Inc.                             38,400         896
  Chugai Pharmaceutical Co.
    Ltd.                             16,800         264
  Citizen Watch Co. Ltd.             19,100         174
  COMSYS Holdings Corp.               9,000          78
  Credit Saison Co. Ltd.              8,800         297
  CSK Corp.                           4,200         176
  Dai Nippon Printing Co.
    Ltd.                             38,000         568
  Daiichi Pharmaceutical Co.
    Ltd.                             15,200         303
  Daikin Industries Ltd.             11,400         301
  Daimaru, Inc. (The)                14,000         117
  Dainippon Ink & Chemicals,
    Inc.                             50,000         113
  Daito Trust Construction Co.
    Ltd.                              5,400         245
  Daiwa House Industry Co.
    Ltd.                             30,000         322
  Daiwa Securities Group,
    Inc.                             72,000         493
  Denki Kagaku Kogyo KK              32,000         104
  DENSO Corp.                        29,900         716
  Dentsu, Inc.                           93         255
  DOWA Mining Co. Ltd.               18,000         117
  East Japan Railway Co.                198       1,089
  Ebara Corp.                        21,000          94
  Eisai Co. Ltd. (e)                 15,200         453
  FamilyMart Co. Ltd.                 4,500         126
  Fanuc Ltd.                          8,300         519
  Fast Retailing Co. Ltd.             3,300         249
  Fuji Electric Co. Ltd.             37,000          96
  Fuji Photo Film Co. Ltd.           27,200         957
  Fuji Television Network,
    Inc.                                 35          74
  Fujikura Ltd.                      22,000          99
  Fujisawa Pharmaceutical Co.
    Ltd.                             16,900         438
  Fujitsu Ltd.                      104,000         655
  Furukawa Electric Co. Ltd.
    (The) *                          35,000         174
  Gunma Bank Ltd.                    28,000         147
  Hino Motors Ltd.                   16,000         106

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
JAPAN--CONTINUED
  Hirose Electric Co. Ltd.            2,000    $    212
  Hitachi Cable Ltd.                 13,000          55
  Hitachi Chemical Co. Ltd.           7,100         123
  Hitachi Ltd.                      186,000       1,206
  Hokkaido Electric Power Co.,
    Inc.                             12,700         242
  Hokuhoku Financial Group,
    Inc.                             64,000         165
  Honda Motor Co. Ltd.               44,100       2,112
  Hoya Corp.                          6,400         667
  Isetan Co. Ltd.                    11,900         139
  Ishikawajima-Harima Heavy
    Industries Co. Ltd. *            78,000         106
  Ito-Yokado Co. Ltd.                19,800         785
  ITOCHU Corp.                       83,000         377
  Itochu Techno-Science Corp.         2,200          89
  JAFCO Co. Ltd.                      1,800         109
  Japan Airlines Corp. *             47,000         133
  Japan Real Estate Investment
    Corp.                                19         158
  Japan Retail Fund Investment
    Corp.                                19         155
  Japan Tobacco, Inc.                    54         512
  JFE Holdings, Inc.                 31,175         897
  JGC Corp.                          14,000         120
  Joyo Bank Ltd. (The)               45,300         212
  JSR Corp.                          11,200         232
  Kajima Corp.                       57,000         247
  Kamigumi Co. Ltd. (e)              19,000         148
  Kaneka Corp.                       17,000         186
  Kansai Electric Power Co.,
    Inc. (The)                       40,300         783
  Kansai Paint Co. Ltd.              20,000         121
  Kao Corp.                          29,000         699
  Katokichi Co. Ltd.                  4,300          81
  Kawasaki Heavy Industries
    Ltd. (e)                         83,000         125
  Kawasaki Kisen Kaisha Ltd.         32,000         215
  Keihin Electric Express
    Railway Co. Ltd. (e)             33,000         195
  Keio Electric Railway Co.
    Ltd.                             40,000         225
  Keyence Corp.                       1,900         430
  Kikkoman Corp. (e)                 13,000         119
  Kinden Corp.                       12,000          88
  Kinki Nippon Railway Co.
    Ltd.                             97,250         323
  Kirin Brewery Co. Ltd.             41,000         393
  Kobe Steel Ltd.                   150,000         229

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
JAPAN--CONTINUED
  Kokuyo Co. Ltd.                     7,900    $     91
  Komatsu Ltd.                       57,000         388
  Konami Corp.                        5,600         122
  Konica Minolta Holdings,
    Inc.                             26,500         341
  Kubota Corp.                       60,000         297
  Kuraray Co. Ltd.                   24,000         198
  Kurita Water Industries
    Ltd.                              7,500         104
  Kyocera Corp.                       9,700         683
  Kyowa Hakko Kogyo Co. Ltd.         23,000         165
  Kyushu Electric Power Co.,
    Inc.                             23,600         468
  LAWSON, Inc.                        3,900         141
  Leopalace21 Corp.                   8,000         132
  Mabuchi Motor Co. Ltd.              2,000         137
  Makita Corp. (e)                    9,000         139
  Marubeni Corp.                     83,000         236
  Marui Co. Ltd.                     19,700         262
  Matsumotokiyoshi Co. Ltd.           3,300          92
  Matsushita Electric
    Industrial Co. Ltd.             128,880       1,917
  Matsushita Electric Works
    Ltd.                             16,000         137
  Meiji Seika Kaisha Ltd.            25,000         110
  Meitec Corp.                        3,000         106
  Millea Holdings, Inc.                  81       1,141
  Minebea Co. Ltd.                   25,000         101
  Mitsubishi Chemical Corp.         100,000         298
  Mitsubishi Corp.                   65,200         825
  Mitsubishi Electric Corp.         101,000         496
  Mitsubishi Estate Co. Ltd.         57,000         645
  Mitsubishi Gas Chemical Co.,
    Inc.                             24,000         114
  Mitsubishi Heavy Industries
    Ltd.                            169,000         484
  Mitsubishi Logistics Corp.          9,000          84
  Mitsubishi Materials Corp.         58,000         121
  Mitsubishi Rayon Co. Ltd.          38,000         129
  Mitsubishi Tokyo Financial
    Group, Inc.                         265       2,510
  Mitsui & Co. Ltd.                  76,000         659
  Mitsui Chemicals, Inc.             38,000         199
  Mitsui Engineering &
    Shipbuilding Co. Ltd. (e)        51,000          85
  Mitsui Fudosan Co. Ltd.            42,000         491
  Mitsui Mining & Smelting Co.
    Ltd.                             35,000         146
  Mitsui O.S.K. Lines Ltd.           57,000         354

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
JAPAN--CONTINUED
  Mitsui Sumitomo Insurance
    Co. Ltd.                         74,340    $    656
  Mitsui Trust Holdings, Inc.        33,000         252
  Mitsukoshi Ltd. (e)                26,000         125
  Mizuho Financial Group,
    Inc.                                458       1,994
  Murata Manufacturing Co.
    Ltd.                             13,300         695
  NEC Corp.                          96,000         531
  NEC Electronics Corp.               2,300         105
  Net One Systems Co. Ltd.               33         135
  NGK Insulators Ltd.                18,000         150
  NGK Spark Plug Co. Ltd.            13,000         127
  Nichii Gakkan Co. (e)               1,900          65
  Nidec Corp.                         2,800         329
  Nikko Cordial Corp.                94,000         470
  Nikon Corp.                        18,000         200
  Nintendo Co. Ltd.                   5,900         710
  Nippon Building Fund, Inc.             20         175
  Nippon Express Co. Ltd.            52,000         246
  Nippon Meat Packers, Inc.          11,000         142
  Nippon Mining Holdings,
    Inc.                             48,000         240
  Nippon Oil Corp.                   78,000         513
  Nippon Sheet Glass Co. Ltd.        25,000          96
  Nippon Steel Corp.                353,000         871
  Nippon Telegraph & Telephone
    Corp.                               301       1,351
  Nippon Unipac Holding                  54         245
  Nippon Yusen KK                    60,000         320
  Nissan Chemical Industries
    Ltd.                             13,000         102
  Nissan Motor Co. Ltd. (e)         146,300       1,543
  Nisshin Seifun Group, Inc.         12,000         132
  Nisshin Steel Co. Ltd.             52,000         124
  Nissin Food Products Co.
    Ltd.                              5,700         142
  Nitto Denko Corp.                   9,800         510
  NOK Corp.                           6,000         174
  Nomura Holdings, Inc.             109,000       1,533
  Nomura Research Institute
    Ltd.                              1,500         133
  NSK Ltd.                           30,000         140
  NTN Corp.                          28,000         155
  NTT DATA Corp.                         77         229
  NTT DoCoMo, Inc.                    1,173       2,039
  Obayashi Corp.                     37,000         230
  Obic Co. Ltd.                         500         100
  Odakyu Electric Railway Co.
    Ltd.                             49,000         274

                                                                     (Unaudited)

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
JAPAN--CONTINUED
  Oji Paper Co. Ltd. (e)             48,000    $    274
  Oki Electric Industry Co.
    Ltd. *                           37,000         146
  Olympus Corp.                      14,000         270
  OMRON Corp.                        13,300         304
  Onward Kashiyama Co. Ltd.          10,000         136
  Oracle Corp. (e)                    2,100         105
  Oriental Land Co. Ltd.              3,200         207
  ORIX Corp.                          4,820         614
  Osaka Gas Co. Ltd.                124,000         378
  Pioneer Corp.                      10,300         193
  Promise Co. Ltd.                    5,400         378
  Rakuten, Inc.                          28         231
  Resona Holdings, Inc. *           270,000         478
  Ricoh Co. Ltd.                     40,000         709
  ROHM Co. Ltd.                       6,400         611
  Sankyo Co. Ltd.                     3,400         153
  Sankyo Co. Ltd. (Gunma)            22,600         443
  SANYO Electric Co. Ltd. (e)        90,000         297
  Sapporo Holdings Ltd. (e)          24,000         104
  Secom Co. Ltd.                     12,500         494
  Sega Sammy Holdings *               4,252         225
  Seiko Epson Corp.                   6,200         254
  Sekisui Chemical Co. Ltd.          26,000         171
  Sekisui House Ltd.                 29,000         320
  Seven-Eleven Japan Co. Ltd.        21,900         668
  Sharp Corp.                        56,000         900
  Shimamura Co. Ltd.                  1,300          97
  Shimano, Inc.                       5,100         134
  Shimizu Corp.                      34,000         174
  Shin-Etsu Chemical Co. Ltd.        20,800         806
  Shinsei Bank Ltd.                  33,000         221
  Shionogi & Co. Ltd.                19,000         256
  Shiseido Co. Ltd.                  21,000         290
  Shizuoka Bank Ltd. (The)           35,000         308
  Showa Denko KK                     65,000         159
  Showa Shell Sekiyu K.K             11,900         107
  Skylark Co. Ltd.                    5,600          95
  SMC Corp.                           3,100         342
  Softbank Corp. (e)                 13,500         666
  Sompo Japan Insurance, Inc.        43,000         412
  Sony Corp.                         54,600       1,989
  Stanley Electric Co. Ltd.          10,000         162
  Sumitomo Chemical Co. Ltd.         80,000         399
  Sumitomo Corp.                     55,000         464
  Sumitomo Electric Industries
    Ltd.                             39,000         409
  Sumitomo Heavy Industries
    Ltd. *                           35,000         115

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
JAPAN--CONTINUED
  Sumitomo Metal Industries
    Ltd.                            221,000    $    294
  Sumitomo Metal Mining Co.
    Ltd.                             31,000         233
  Sumitomo Mitsui Financial
    Group, Inc.                         239       1,660
  Sumitomo Realty &
    Development Co. Ltd.             23,000         283
  Sumitomo Trust & Banking Co.
    Ltd. (The)                       71,000         473
  Suruga Bank Ltd.                   15,000         116
  Suzuken Co. Ltd.                    3,600          85
  T&D Holdings, Inc. *               10,500         490
  Taiheiyo Cement Corp.              53,000         133
  Taisei Corp.                       50,000         198
  Taisho Pharmaceutical Co.
    Ltd.                             11,000         212
  Taiyo Yuden Co. Ltd. (e)            9,000          92
  Takara Holdings, Inc. (e)          13,000          88
  Takashimaya Co. Ltd. (e)           18,000         171
  Takeda Pharmaceutical Co.
    Ltd.                             51,800       2,546
  Takefuji Corp.                      4,110         268
  TDK Corp.                           7,200         517
  Teijin Ltd.                        51,000         219
  Teikoku Oil Co. Ltd.               20,000         109
  Terumo Corp.                       10,600         272
  THK Co. Ltd.                        6,500         119
  TIS, Inc.                           2,600         110
  Tobu Railway Co. Ltd.              61,000         227
  Toho Co. Ltd.                       9,300         149
  Tohoku Electric Power Co.,
    Inc.                             25,300         449
  Tokyo Broadcasting System,
    Inc.                              3,400          54
  Tokyo Electric Power Co.,
    Inc. (The)                       66,400       1,587
  Tokyo Electron Ltd.                10,300         568
  Tokyo Gas Co. Ltd.                150,000         602
  Tokyu Corp.                        61,000         311
  TonenGeneral Sekiyu KK             20,000         186
  Toppan Printing Co. Ltd.           34,000         354
  Toray Industries, Inc.             72,000         317
  Toshiba Corp.                     167,000         709
  Tosoh Corp.                        32,000         140
  Tostem Inax Holding Corp.          14,712         259
  TOTO Ltd.                          18,700         167
  Toyo Seikan Kaisha Ltd.             8,400         137
  Toyobo Co. Ltd.                    50,000         113

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
JAPAN--CONTINUED
  Toyota Industries Corp.            11,200    $    258
  Toyota Motor Corp.                168,900       6,334
  Trend Micro, Inc. (e)               5,500         289
  Ube Industries Ltd. * (e)          59,000          96
  UFJ Holdings, Inc.                    226       1,199
  Uni-Charm Corp.                     2,800         130
  UNY Co. Ltd.                       12,000         130
  Ushio, Inc.                         8,000         146
  USS Co., Ltd.                       1,580         141
  Wacoal Corp. (e)                   10,000         113
  West Japan Railway Co.                104         424
  World Co. Ltd.                      2,750          97
  Yahoo Japan Corp. *                   112         516
  Yakult Honsha Co. Ltd. (e)          8,000         137
  Yamada Denki Co.                    4,900         211
  Yamaha Corp.                       11,200         158
  Yamaha Motor Co. Ltd.              11,700         171
  Yamaichi Securities Co. Ltd.
    *                                15,000           0
  Yamanouchi Pharmaceutical
    Co. Ltd.                         18,300         669
  Yamato Transport Co. Ltd.          25,000         356
  Yamazaki Baking Co. Ltd.           10,000          91
  Yokogawa Electric Corp.            15,000         209
                                               --------
                                                110,444
                                               --------
LUXEMBOURG (0.1%)
  Arcelor SA                         28,020         617
                                               --------
NETHERLANDS (3.0%)
  ABN AMRO Holding NV                51,752       1,271
  AEGON NV                           45,813         566
  Akzo Nobel NV                       9,660         400
  ASML Holding NV *                  17,123         263
  DSM NV                              3,191         192
  Heineken NV                         8,635         273
  ING Groep NV                       61,488       1,692
  QIAGEN NV *                        16,967         186
  Reed Elsevier NV                   25,797         346
  Rodamco Europe NV                   2,259         172
  Royal Ahold NV *                   53,818         396
  Royal Dutch Petroleum Co.          68,632       3,930
  Royal KPN NV (e)                   67,135         583
  Royal Numico NV *                   5,272         188
  Royal Philips Electronics NV       44,339       1,143
  TPG NV                             14,325         375
  Unilever NV                        18,938       1,191
  Vedior NV                           6,642         111

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
NETHERLANDS--CONTINUED
  VNU NV                              8,842    $    266
  Wolters Kluwer NV                  10,557         203
                                               --------
                                                 13,747
                                               --------
NEW ZEALAND (0.5%)
  Auckland International
    Airport Ltd.                     40,331         225
  Carter Holt Harvey Ltd.            92,503         147
  Fisher & Paykel Appliances
    Holdings Ltd.                    59,218         182
  Fisher & Paykel Healthcare
    Corp. Ltd.                       80,605         167
  Fletcher Building Ltd.             55,972         247
  Sky City Entertainment Group
    Ltd. (e)                         78,330         279
  Telecom Corp. of New Zealand
    Ltd.                            213,948         925
  Warehouse Group Ltd. (e)           36,834          96
                                               --------
                                                  2,268
                                               --------
NORWAY (1.6%)
  DNB Nor Bank ASA                   88,940         838
  Frontline Ltd.                      5,700         345
  Norsk Hydro ASA                    19,520       1,596
  Norske Skogindustrier ASA          15,250         323
  Orkla ASA                          25,850         797
  Petroleum Geo-Services ASA *        2,738         151
  Schibsted ASA                       7,350         204
  Statoil ASA                        72,000       1,139
  Storebrand ASA                     34,000         302
  Tandberg ASA                       19,194         218
  Telenor ASA                       105,600         930
  Tomra Systems ASA                  27,150         146
  Yara International ASA *           29,740         382
                                               --------
                                                  7,371
                                               --------
PORTUGAL (1.0%)
  Banco BPI SA                       62,519         254
  Banco Comercial Portugues SA      243,388         609
  Banco Espirito Santo SA            16,019         283
  Brisa-Auto-estradas de
    Portugal SA                      56,996         500
  CIMPOR-Cimentos de Portugal
    SGPS SA                          30,753         170
  Electricidade de Portugal SA
    (EDP)                           295,922         877
  Keppel Corp. Ltd.                  31,000         152
  Portugal Telecom SGPS SA          105,449       1,248

                                                                     (Unaudited)

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
PORTUGAL--CONTINUED
  PT Multimedia                       6,990    $    166
  Sonae SGPS SA                     150,387         198
                                               --------
                                                  4,457
                                               --------
SINGAPORE (0.5%)
  City Developments Ltd.             33,000         141
  DBS Group Holdings Ltd.            43,467         418
  Oversea-Chinese Banking
    Corp. Ltd.                       44,350         363
  Singapore Airlines Ltd.            30,000         200
  Singapore Press Holdings
    Ltd.                             80,750         233
  Singapore Telecommunications
    Ltd.                            236,580         342
  United Overseas Bank Ltd.          49,000         407
  Venture Corp. Ltd.                 12,000         116
                                               --------
                                                  2,220
                                               --------
SPAIN (5.7%)
  Abertis Infraestructuras SA
    (e)                              22,702         470
  Acciona SA                          2,801         220
  Acerinox SA                        16,104         236
  Actividades de Construccion
    y Servicios                      21,070         442
  SA (ACS)
  Altadis SA                         20,577         840
  Antena 3 de Television SA *         2,134         140
  Banco Bilbao Vizcaya
    Argentaria SA                   228,252       3,755
  Banco Popular Espanol SA           12,198         769
  Banco Santander Central
    Hispano SA                      427,213       5,133
  Corporacion Mapfre SA              10,054         141
  Endesa SA                          69,194       1,490
  Fomento de Construcciones y
    Contratas SA                      4,292         176
  Gamesa Corporacion
    Tecnologica SA                   10,387         137
  Gas Natural SDG SA                 12,550         359
  Grupo Ferrovial SA                  5,283         255
  Gruppo Editoriale l'Espresso
    SpA                              24,288         135
  Iberdrola SA                       57,291       1,346
  Iberia Lineas Aereas de
    Espana SA                        45,010         147
  Indra Sistemas SA                  11,585         182
  Industria de Diseno Textil
    SA                               16,690         488
  Metrovacesa SA                      3,889         185

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
SPAIN--CONTINUED
  Promotora de Informaciones
    SA                                6,607    $    136
  Repsol YPF SA                      68,032       1,658
  Sacyr Vallehermoso Group (e)       10,281         157
  Sociedad General de Aguas de
    Barcelona SA, Class A             7,239         135
  Sogecable SA *                      3,023         128
  Telefonica Publicidad e
    Informacion SA                   14,596         119
  Telefonica SA                     323,458       5,683
  Union Fenosa SA                    16,932         436
  Zeltia SA                          13,921         102
                                               --------
                                                 25,600
                                               --------
SWEDEN (1.9%)
  ASSA ABLOY AB                      13,800         215
  Atlas Copco AB                      5,100         224
  Atlas Copco AB, Class B             3,447         140
  Electrolux AB, Ser B               13,200         291
  Gambro AB                           9,600         125
  H&M Hennes & Mauritz AB            19,700         633
  Nordea Bank AB                     89,500         879
  Sandvik AB                          9,500         385
  Scania AB, Class B                  4,527         179
  Securitas AB                       14,400         228
  Skandia Forsakrings AB             49,900         207
  Skandinaviska Enskilda
    Banken AB                        20,600         393
  Skanska AB                         18,100         212
  SKF AB                              4,500         192
  Svenska Cellulosa AB ACA            7,900         329
  Svenska Handelsbanken AB,
    Class A                          21,100         515
  Swedish Match AB                   16,600         188
  Tele2 AB                            4,800         189
  Telefonaktiebolaget LM
    Ericsson *                      589,800       1,968
  TeliaSonera AB                     78,000         476
  Volvo AB A                          4,257         168
  Volvo AB, Class B                   9,450         386
                                               --------
                                                  8,522
                                               --------
SWITZERLAND (1.8%)
  ABB Ltd. *                         28,253         174
  Adecco SA                           2,341         117
  Compagnie Financiere
    Richemont SA                      8,643         263
  Credit Suisse Group                16,857         657
  Holcim Ltd.                         2,793         160
  Nestle SA                           5,415       1,390

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

INTERNATIONAL EQUITY INDEX FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
SWITZERLAND--CONTINUED
  Novartis AG                        32,641    $  1,563
  Roche Holding Ltd.                  9,817       1,033
  STMicroelectronics NV (e)          34,326         690
  Swiss Reinsurance Co.               4,814         322
  Swisscom AG                           463         182
  Syngenta AG                         2,091         221
  UBS AG                             15,421       1,246
  Zurich Financial Services           2,137         329
                                               --------
                                                  8,347
                                               --------
TRANSPORTATION (0.0%)
  Amadeus Global Travel
    Distribution SA                  25,506         222
                                               --------
UNITED KINGDOM (10.7%)
  "Shell" Transport & Trading
    Co. PLC (The)                   208,774       1,755
  3i Group PLC                       17,142         214
  AMVESCAP PLC                       21,467         132
  Anglo American PLC                 30,949         751
  ARM Holdings PLC                   33,256          65
  AstraZeneca PLC                    36,996       1,446
  Aviva PLC                          50,347         558
  BAA PLC                            27,549         306
  BAE Systems PLC                    74,008         347
  Barclays PLC                      141,116       1,456
  BG Group PLC                       83,366         578
  BHP Billiton PLC                   54,665         639
  BOC Group PLC (The)                14,128         253
  Boots Group PLC                    20,369         246
  BP PLC                            477,820       4,877
  BPB PLC                            14,359         120
  Brambles Industries PLC            23,781         119
  British American Tobacco PLC       36,617         615
  British Land Co. PLC (The)         14,243         223
  British Sky Broadcasting
    Group PLC                        29,404         313
  BT Group PLC                      193,124         718
  Bunzl PLC                          19,010         162
  Cable & Wireless PLC               60,097         130
  Cadbury Schweppes PLC              47,335         422
  Capita Group PLC (The)             18,949         129
  Carnival PLC                        4,190         234
  Celltech Group PLC *                  550           6
  Centrica PLC                       91,735         434
  Compass Group PLC                  55,888         245
  Corus Group PLC *                 101,584         106
  CRH PLC                             1,575          40

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
UNITED KINGDOM--CONTINUED
  Daily Mail & General Trust
    PLC                               9,994    $    138
  Diageo PLC                         67,991         951
  Dixons Group PLC                   52,413         146
  Electrocomponents PLC              18,937         106
  EMAP PLC                            7,615         116
  EMI Group PLC                      22,731         105
  Enterprise Inns PLC                11,103         145
  Exel PLC                           10,395         147
  Friends Provident PLC              53,887         158
  GKN PLC                            26,516         114
  GlaxoSmithKline PLC               129,163       2,719
  GUS PLC                            23,910         399
  Hammerson PLC                      10,082         153
  Hanson PLC                         19,621         157
  Hays PLC                           51,135         118
  HBOS PLC                           86,101       1,205
  Hilton Group PLC                   43,667         215
  HSBC Holdings PLC                 238,388       4,060
  Imperial Chemical Industries
    PLC                              31,586         143
  Imperial Tobacco Group PLC         17,043         444
  InterContinental Hotels
    Group PLC                        18,583         237
  International Power PLC *          44,131         128
  Invensys PLC *                    167,136          56
  ITV PLC                           102,738         215
  J Sainsbury PLC                    36,744         183
  Johnson Matthey PLC                 7,691         149
  Kelda Group PLC                    13,983         144
  Kingfisher PLC                     56,427         311
  Land Securities Group PLC          12,149         298
  Legal & General Group PLC         148,677         302
  Liberty International PLC           9,868         167
  Lloyds TSB Group PLC              124,096         999
  LogicaCMG PLC                      21,087          74
  Man Group PLC                       7,480         213
  Marks & Spencer Group PLC          40,465         254
  Mitchells & Butlers PLC            17,274         100
  National Grid Transco PLC          70,761         647
  Next PLC                            6,909         212
  Pearson PLC                        20,074         235
  Peninsular & Oriental Steam
    Navigation Co. (The)             23,309         134
  Provident Financial PLC            11,023         129
  Prudential PLC                     53,495         427
  Reckitt Benckiser PLC              13,559         400
  Reed Elsevier PLC                  31,620         290
  Rentokil Initial PLC               53,002         144

                                                                     (Unaudited)

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
UNITED KINGDOM--CONTINUED
  Reuters Group PLC                  33,928    $    249
  Rexam PLC                          14,372         124
  Rio Tinto PLC                      23,353         684
  Rolls-Royce PLC                    39,180         197
  Royal & Sun Alliance
    Insurance Group PLC              77,451         109
  Royal Bank of Scotland Group
    PLC (The)                        69,227       2,127
  SABMiller PLC                      19,370         326
  Sage Group PLC (The)               35,148         130
  Scottish & Newcastle PLC           22,512         185
  Scottish & Southern Energy
    PLC                              21,770         342
  Scottish Power PLC                 45,767         338
  Severn Trent PLC                   10,630         181
  Slough Estates PLC                 17,383         160
  Smith & Nephew PLC                 23,150         236
  Smiths Group PLC                   15,630         229
  Tesco PLC                         172,941         996
  Tomkins PLC                        26,640         126
  Trinity Mirror PLC                 10,700         127
  Unilever PLC                       62,328         571
  United Utilities PLC               19,118         206
  United Utilities PLC, Class
    A                                 8,994          64
  Vodafone Group PLC              1,464,101       3,974
  Whitbread Group PLC                 9,996         152
  William Hill Organization
    Ltd.                             15,859         158
  Wolseley PLC                       16,385         282
  WPP Group PLC                      27,001         298
  Yell Group PLC                     18,105         150
                                               --------
                                                 48,547
                                               --------
Total Foreign Common Stock
  (Cost $355,229)                               445,218
                                               --------
FOREIGN PREFERRED STOCK (0.5%)
GERMANY (0.5%)
  Fresenius Medical Care AG           4,123         323
  Henkel KGaA, Vorzug                 6,620         561
  Porsche AG                            926         591
  ProSiebenSat.1 Media AG             9,823         164
  Volkswagen AG                      12,175         400
                                               --------
Total Foreign Preferred Stock
  (Cost $1,671)                                   2,039
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
RIGHTS (0.0%)
GERMANY (0.0%)
  Karstadt Quelle AG Rights *
    (e)                               4,353    $     10
                                               --------
SPAIN (0.0%)
  Bca Naz Del Lavoro Rights *       168,172          26
  Sociedad General de Aguas de
    Barcelona SA *                    7,239           1
                                               --------
                                                     27
                                               --------
UNITED KINGDOM (0.0%)
  Thomson Multimedia Rights *        13,727           0
                                               --------
Total Rights (Cost $22)                              37
                                               --------
SHORT-TERM INVESTMENTS (9.7%)
  Boston Global Investment
    Trust-Enhanced Portfolio
    (f)                          31,472,354      31,473
  Brown Brothers Harriman &
    Co., Cayman Islands Cash
    Sweep                        12,277,407      12,277
                                               --------
Total Short-Term Investments
  (Cost $43,750)                                 43,750
                                               --------
Total Investments (Cost
  $406,655) (a) -- 109.9%                       497,074
Liabilities in excess of other
  assets -- (9.9)%                              (44,878)
                                               --------
Net Assets -- 100.0%                           $452,196
                                               ========

The investment concentrations for the International Equity Index Fund as a percentage of value, by industry, as of November 30, 2004, were as follows:

Cash and Equivalents                               9.7%
Consumer Discretionary                            12.4
Consumer Staples                                   6.2
Energy                                             7.7
Financials                                        26.6
Health Care                                        5.3
Industrials                                       10.2
Information Technology                             6.8
Materials                                          7.5
Other Foreign Securities                           1.3
Telecommunication Services                         9.4
Utilities                                          6.8

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

LIFE VISION AGGRESSIVE GROWTH FUND

-------------------------------------------------------
                                    Shares       Value
-------------------------------------------------------
EQUITY FUNDS (96.0%)
  STI Classic Aggressive Growth
    Stock Fund, T Shares (c) *       288,375    $ 2,933
  STI Classic Capital
    Appreciation Fund, T Shares
    (c) *                            883,992     11,121
  STI Classic Emerging Growth
    Stock Fund, T Shares (c)          52,726        492
  STI Classic Growth and Income
    Fund, T Shares (c)               610,959      9,665
  STI Classic International
    Equity Index Fund, T Shares
    (c)                              626,456      7,893
  STI Classic Mid-Cap Equity
    Fund, T Shares (c)               171,337      1,962
  STI Classic Mid-Cap Value
    Equity Fund, T Shares (c)        163,698      1,951
  STI Classic Small Cap Growth
    Stock Fund, T Shares (c) *        44,137        992
  STI Classic Small Cap Value
    Equity Fund, T Shares (c)         70,552      1,485

-------------------------------------------------------
                                    Shares       Value
-------------------------------------------------------
EQUITY FUNDS--CONTINUED
  STI Classic Strategic
    Quantitative Equity Fund, T
    Shares (c) *                     146,923    $ 1,975
  STI Classic Value Income Stock
    Fund, T Shares (c)               510,205      6,286
                                                -------
Total Equity Funds (Cost
  $39,864)                                       46,755
                                                -------
MONEY MARKET FUNDS (4.0%)
  STI Classic Prime Quality
    Money Market Fund, T Shares
    (c)                            1,938,761      1,939
                                                -------
Total Money Market Funds (Cost
  $1,939)                                         1,939
                                                -------
Total Investments (Cost $41,803)
  (a) -- 100.0%                                  48,694
Other assets in excess of
  liabilities -- 0.0%                                12
                                                -------
Net Assets -- 100.0%                            $48,706
                                                =======

     See notes to schedules of portfolio investments and notes to financial statements.
 34

                                                                     (Unaudited)

LIFE VISION CONSERVATIVE FUND

--------------------------------------------------------
                                      Shares      Value
--------------------------------------------------------
EQUITY FUNDS (25.7%)
  STI Classic Aggressive Growth
    Stock Fund, T Shares (c) *          6,340     $   64
  STI Classic Capital Appreciation
    Fund, T Shares (c) *               30,388        382
  STI Classic Growth and Income
    Fund, T Shares (c)                 20,169        319
  STI Classic International Equity
    Index Fund, T Shares (c)           20,615        260
  STI Classic Mid-Cap Equity Fund,
    T Shares (c)                        5,645         65
  STI Classic Mid-Cap Value Equity
    Fund, T Shares (c)                  5,424         65
  STI Classic Small Cap Growth
    Stock Fund, T Shares (c) *          2,898         65
  STI Classic Small Cap Value
    Equity Fund, T Shares (c)           3,097         65
  STI Classic Strategic
    Quantitative Equity Fund, T
    Shares (c) *                        4,832         65
  STI Classic Value Income Stock
    Fund, T Shares (c)                 20,705        255
                                                  ------
Total Equity Funds (Cost $1,342)                   1,605
                                                  ------
FIXED INCOME FUNDS (71.2%)
  STI Classic High Income Fund, T
    Shares (c)                         48,052        371
  STI Classic Institutional High
    Quality Bond Fund, T Shares (c)    24,723        247

--------------------------------------------------------
                                      Shares      Value
--------------------------------------------------------
FIXED INCOME FUNDS--CONTINUED
  STI Classic Institutional Total
    Return Bond Fund, T Shares (c)    134,768     $1,356
  STI Classic Limited-Term Federal
    Mortgage Securities Fund, T
    Shares (c)                        193,537      1,978
  STI Classic Short-Term U.S.
    Treasury Securities Fund, T
    Shares (c)                         24,625        248
  STI Classic U.S. Government
    Securities Fund, T Shares (c)      23,540        247
                                                  ------
Total Fixed Income Funds (Cost
  $4,438)                                          4,447
                                                  ------
MONEY MARKET FUNDS (3.0%)
  STI Classic Prime Quality Money
    Market Fund, T Shares (c)         188,974        189
                                                  ------
Total Money Market Funds (Cost
  $189)                                              189
                                                  ------
Total Investments (Cost $5,969)
  (a) -- 99.9%                                     6,241
Other assets in excess of
  liabilities -- 0.1%                                  9
                                                  ------
Net Assets -- 100.0%                              $6,250
                                                  ======

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

LIFE VISION GROWTH AND INCOME FUND

-------------------------------------------------------
                                   Shares       Value
-------------------------------------------------------
EQUITY FUNDS (73.4%)
  STI Classic Aggressive Growth
    Stock Fund, T Shares (c) *      406,974    $  4,139
  STI Classic Capital
    Appreciation Fund, T Shares
    (c) *                         1,473,148      18,532
  STI Classic Emerging Growth
    Stock Fund, T Shares (c)        111,425       1,041
  STI Classic Growth and Income
    Fund, T Shares (c)            1,043,048      16,501
  STI Classic International
    Equity Index Fund, T Shares
    (c)                             998,656      12,583
  STI Classic Mid-Cap Equity
    Fund, T Shares (c)              272,117       3,116
  STI Classic Mid-Cap Value
    Equity Fund, T Shares (c)       261,408       3,116
  STI Classic Small Cap Growth
    Stock Fund, T Shares (c) *       46,550       1,046
  STI Classic Small Cap Value
    Equity Fund, T Shares (c)        99,418       2,093
  STI Classic Strategic
    Quantitative Equity Fund, T
    Shares (c) *                    232,751       3,128
  STI Classic Value Income
    Stock Fund, T Shares (c)        834,547      10,282
                                               --------
Total Equity Funds (Cost
  $63,330)                                       75,577
                                               --------
FIXED INCOME FUNDS (23.5%)
  STI Classic High Income Fund,
    T Shares (c)                    260,992       2,017

-------------------------------------------------------
                                   Shares       Value
-------------------------------------------------------
FIXED INCOME FUNDS--CONTINUED
  STI Classic Institutional
    High Quality Bond Fund, T
    Shares (c)                      101,034    $  1,008
  STI Classic Institutional
    Total Return Bond Fund, T
    Shares (c)                      801,069       8,059
  STI Classic Limited-Term
    Federal Mortgage Securities
    Fund, T Shares (c)            1,087,469      11,115
  STI Classic Short-Term U.S.
    Treasury Securities Fund, T
    Shares (c)                      100,531       1,012
  STI Classic U.S. Government
    Securities Fund, T Shares
    (c)                              96,227       1,008
                                               --------
Total Fixed Income Funds (Cost
  $24,064)                                       24,219
                                               --------
MONEY MARKET FUNDS (3.0%)
  STI Classic Prime Quality
    Money Market Fund, T Shares
    (c)                           3,139,355       3,139
                                               --------
Total Money Market Funds (Cost
  $3,139)                                         3,139
                                               --------
Total Investments (Cost
  $90,533) (a) -- 99.9%                         102,935
Other assets in excess of
  liabilities -- 0.1%                                55
                                               --------
Net Assets -- 100.0%                           $102,990
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.
 36

                                                                     (Unaudited)

LIFE VISION MODERATE GROWTH FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
EQUITY FUNDS (54.9%)
  STI Classic Aggressive Growth
    Stock Fund, T Shares (c) *      453,613    $  4,613
  STI Classic Capital
    Appreciation Fund, T Shares
    (c) *                         1,701,104      21,399
  STI Classic Growth and Income
    Fund, T Shares (c)            1,063,667      16,827
  STI Classic International
    Equity Index Fund, T Shares
    (c)                           1,109,378      13,978
  STI Classic Mid-Cap Equity
    Fund, T Shares (c)              268,876       3,079
  STI Classic Mid-Cap Value
    Equity Fund, T Shares (c)       258,292       3,079
  STI Classic Small Cap Growth
    Stock Fund, T Shares (c) *      137,987       3,101
  STI Classic Small Cap Value
    Equity Fund, T Shares (c)       147,354       3,102
  STI Classic Strategic
    Quantitative Equity Fund, T
    Shares (c) *                    229,979       3,091
  STI Classic Value Income
    Stock Fund, T Shares (c)        991,552      12,216
                                               --------
Total Equity Funds (Cost
  $69,387)                                       84,485
                                               --------
FIXED INCOME FUNDS (41.9%)
  STI Classic High Income Fund,
    T Shares (c)                    793,835       6,136
  STI Classic Institutional
    High Quality Bond Fund, T
    Shares (c)                      306,690       3,061

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
FIXED INCOME FUNDS--CONTINUED
  STI Classic Institutional
    Total Return Bond Fund, T
    Shares (c)                    1,975,757    $ 19,876
  STI Classic Limited-Term
    Federal Mortgage Securities
    Fund, T Shares (c)            2,851,016      29,138
  STI Classic Short-Term U.S.
    Treasury Securities Fund, T
    Shares (c)                      305,419       3,076
  STI Classic U.S. Government
    Securities Fund, T Shares
    (c)                             292,127       3,061
                                               --------
Total Fixed Income Funds (Cost
  $63,634)                                       64,348
                                               --------
MONEY MARKET FUNDS (3.1%)
  STI Classic Prime Quality
    Money Market Fund, T Shares
    (c)                           4,724,094       4,724
                                               --------
Total Money Market Funds (Cost
  $4,724)                                         4,724
                                               --------
Total Investments (Cost
  $137,745) (a) -- 99.9%                        153,557
Other assets in excess of
  liabilities -- 0.1%                               173
                                               --------
Net Assets -- 100.0%                           $153,730
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

MID-CAP EQUITY FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
COMMON STOCKS (97.8%)
CONSUMER DISCRETIONARY (16.0%)
  Abercrombie & Fitch Co.,
    Class A                          57,474    $  2,618
  American Axle & Manufacturing
    Holdings, Inc. (e)               57,800       1,685
  Bed Bath & Beyond, Inc. *          39,810       1,590
  Choice Hotels International,
    Inc.                             42,812       2,192
  Coach, Inc. *                      26,350       1,313
  Corning, Inc. *                   140,080       1,762
  Dollar General Corp.               71,410       1,410
  Hilton Hotels Corp.                41,582         859
  International Game Technology      33,300       1,177
  J. C. Penney Co., Inc.             21,548         832
  Knight-Ridder, Inc.                23,120       1,574
  Lennar Corp., Class A              52,280       2,349
  Limited Brands, Inc.               33,620         822
  Marvel Enterprises, Inc. *         20,185         372
  May Department Stores Co.
    (The)                            36,249       1,019
  McGraw-Hill Cos., Inc. (The)       30,060       2,637
  PACCAR, Inc.                       11,806         922
  Pacific Sunwear of
    California, Inc. *               37,287         828
  Scholastic Corp. * (e)             45,950       1,514
  Staples, Inc.                      48,190       1,538
  TJX Cos., Inc. (The)               64,710       1,523
  Univision Communications,
    Inc., Class A *                  33,070         995
  YUM! Brands, Inc.                  94,430       4,288
                                               --------
                                                 35,819
                                               --------
CONSUMER STAPLES (3.4%)
  7-Eleven, Inc. *                   78,070       1,842
  Archer Daniels Midland Co.         64,870       1,375
  Reynolds American, Inc. (e)        57,680       4,363
                                               --------
                                                  7,580
                                               --------
ENERGY (6.3%)
  Amerada Hess Corp.                 46,550       4,136
  Ashland, Inc.                      57,400       3,395
  Marathon Oil Corp.                 99,650       3,930
  Unocal Corp.                       19,760         910
  Valero Energy Corp.                36,650       1,715
                                               --------
                                                 14,086
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
FINANCIALS (23.2%)
  American Capital Strategies
    Ltd.                             44,985    $  1,437
  Annaly Mortgage Management,
    Inc. (e)                         92,120       1,824
  Arch Capital Group Ltd. *          10,870         423
  Bear Stearns Cos., Inc.             7,370         719
  Brandywine Realty Trust            33,440         951
  Comerica, Inc.                     21,156       1,301
  E*TRADE Financial Corp. *          88,750       1,230
  General Growth Properties,
    Inc.                             65,402       2,244
  H & R Block, Inc.                  38,960       1,858
  Hospitality Properties Trust       39,242       1,764
  Huntington Bancshares, Inc.        54,817       1,330
  Independence Community Bank
    Corp.                            53,311       2,266
  IndyMac Bancorp, Inc.              63,505       2,063
  Jefferies Group, Inc.              36,740       1,492
  Legg Mason, Inc.                   12,837         875
  Lexington Corp. Properties
    Trust                            67,860       1,525
  Lincoln National Corp.             64,500       2,969
  MBIA, Inc.                         14,600         875
  MGIC Investment Corp.              22,422       1,525
  National City Corp.                32,239       1,195
  New York Community Bancorp         54,427       1,077
  PartnerRe Ltd.                     36,740       2,249
  PMI Group, Inc. (The)              42,890       1,766
  Principal Financial Group,
    Inc.                             45,740       1,723
  Radian Group, Inc.                 21,618       1,108
  Senior Housing Properties
    Trust                            54,596       1,074
  SL Green Realty Corp.              31,225       1,799
  Sovereign BanCorp, Inc.            78,048       1,705
  St. Paul Travelers Cos., Inc.
    (The)                            55,310       2,018
  Student Loan Corp. (The)           28,610       5,048
  Westcorp                           50,752       2,146
                                               --------
                                                 51,579
                                               --------
HEALTH CARE (10.8%)
  Anthem, Inc. *                     19,810       2,007
  Biomet, Inc.                       28,320       1,356
  CIGNA Corp.                        32,980       2,309
  Coventry Health Care, Inc. *       37,361       1,854
  Genzyme Corp. *                    23,890       1,338
  Hospira, Inc. *                    27,220         877
  Humana, Inc. *                     90,362       2,243

                                                                     (Unaudited)

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
HEALTH CARE--CONTINUED
  ImClone Systems, Inc. *            22,430    $    947
  Laboratory Corp. of America
    Holdings *                       35,620       1,708
  Medco Health Solutions, Inc.
    *                                36,930       1,393
  Monsanto Co.                      102,230       4,705
  Onyx Pharmaceuticals, Inc. *       14,551         455
  PacifiCare Health Systems,
    Inc. *                           19,280         933
  Sepracor, Inc. *                   32,230       1,435
  Thermo Electron Corp. *            21,791         659
                                               --------
                                                 24,219
                                               --------
INDUSTRIALS (14.7%)
  Arrow Electronics, Inc. *          77,175       1,893
  Avnet, Inc. *                      72,490       1,334
  Black & Decker Corp. (The)         19,049       1,602
  Deluxe Corp.                       38,300       1,514
  Eaton Corp.                        36,380       2,452
  M. D. C. Holdings, Inc.            26,740       2,024
  National Semiconductor Corp.       95,671       1,479
  NVR, Inc. *                         3,220       2,225
  Old Dominion Freight Line,
    Inc. *                           18,170         570
  Pitney Bowes, Inc.                 79,850       3,495
  Rockwell Collins, Inc.             99,860       3,979
  Ryder System, Inc.                 47,120       2,528
  Ryland Group, Inc. (The)           26,158       2,651
  Southwest Airlines Co.             96,855       1,524
  Textron, Inc.                      43,980       3,194
  Universal Technical
    Institute, Inc. *                15,400         513
                                               --------
                                                 32,977
                                               --------
INFORMATION TECHNOLOGY (12.0%)
  Adobe Systems, Inc.                29,460       1,784
  Advanced Micro Devices, Inc.
    * (e)                            37,800         804
  Apple Computer, Inc. *             38,760       2,600
  Avaya, Inc. *                     116,367       1,911
  BMC Software, Inc. *               40,965         761
  Computer Associates
    International, Inc.              23,997         733
  Cree, Inc. * (e)                   16,608         594
  Electronic Arts, Inc. *            51,856       2,536
  Intuit, Inc. *                     43,870       1,836

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Iron Mountain, Inc. *              19,985    $    602
  Juniper Networks, Inc. *           56,720       1,562
  LSI Logic Corp. *                 101,560         537
  McAfee, Inc. *                     24,540         709
  MEMC Electronic Materials,
    Inc. *                           59,005         627
  Molex, Inc.                        41,030       1,131
  Novellus Systems, Inc. *           53,760       1,448
  SunGard Data Systems, Inc. *       26,940         714
  Symantec Corp. *                   36,114       2,304
  VERITAS Software Corp. *           53,755       1,177
  Xerox Corp. *                     167,480       2,566
                                               --------
                                                 26,936
                                               --------
MATERIALS (4.0%)
  Arch Coal, Inc.                    21,560         824
  Ball Corp.                        123,830       5,539
  Freeport-McMoRan Copper &
    Gold, Inc., Class B              20,600         806
  Lubrizol Corp. (The)               50,110       1,731
                                               --------
                                                  8,900
                                               --------
TELECOMMUNICATION SERVICES (0.8%)
  Citizens Communications Co.        89,460       1,279
  Western Wireless Corp., Class
    A *                              16,360         442
                                               --------
                                                  1,721
                                               --------
UTILITIES (6.6%)
  Equitable Resources, Inc.          86,500       5,146
  Northeast Utilities               162,510       2,963
  PG&E Corp. *                       25,508         848
  UGI Corp.                         110,399       4,480
  Xcel Energy, Inc. (e)              79,220       1,431
                                               --------
                                                 14,868
                                               --------
Total Common Stocks (Cost
  $179,908)                                     218,685
                                               --------
SHORT-TERM INVESTMENTS (4.4%)
  Boston Global Investment
    Trust -- Enhanced Portfolio
    (f)                           9,791,475       9,791
                                               --------
Total Short-Term Investments
  (Cost $9,791)                                   9,791
                                               --------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

MID-CAP EQUITY FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
REPURCHASE AGREEMENT (2.3%)
  BNP Paribas, 1.955% dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase
    price $5,252,800
    (collateralized by FNMA
    obligations; total market
    value $5,284,100)            $    5,253    $  5,253
                                               --------
Total Repurchase Agreement
  (Cost $5,253)                                   5,253
                                               --------
Total Investments (Cost
  $194,952) (a) -- 104.5%                       233,729
Liabilities in excess of other
  assets -- (4.5)%                              (10,002)
                                               --------
Net Assets -- 100.0%                           $223,727
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.
 40

                                                                     (Unaudited)

MID-CAP VALUE EQUITY FUND

-------------------------------------------------------
                                  Shares        Value
-------------------------------------------------------
COMMON STOCKS (94.0%)
CONSUMER DISCRETIONARY (15.2%)
  Belo Corp., Class A (e)           115,700    $  2,918
  Dollar General Corp.              246,400       4,866
  Hilton Hotels Corp.                93,500       1,932
  Lear Corp.                         33,700       1,955
  Masco Corp.                        27,200         959
  Mattel, Inc.                      265,800       5,036
  May Department Stores Co.
    (The) (e)                       143,700       4,041
  Newell Rubbermaid, Inc. (e)       129,200       2,982
  Pier 1 Imports, Inc. (e)          150,200       2,740
  Radioshack Corp. (e)               88,900       2,807
                                               --------
                                                 30,236
                                               --------
CONSUMER STAPLES (5.4%)
  Adolph Coors Co., Class B
    (e)                              17,200       1,288
  Clorox Co. (The) (e)               26,900       1,483
  Fomento Economico Mexicano
    SA ADR                           63,200       3,020
  H.J. Heinz Co.                     79,500       2,954
  J.M. Smucker Co. (The) (e)         43,700       1,987
                                               --------
                                                 10,732
                                               --------
ENERGY (6.9%)
  GlobalSantaFe Corp. (e)            95,000       2,983
  Kerr-McGee Corp.                   31,500       1,960
  Marathon Oil Corp.                118,200       4,662
  Noble Energy, Inc.                 24,300       1,550
  Unocal Corp.                       56,900       2,620
                                               --------
                                                 13,775
                                               --------
FINANCIALS (26.5%)
  A.G. Edwards, Inc. (e)             53,300       2,084
  Alliance Capital Management
    Holding LP                       85,400       3,385
  Assured Guaranty Ltd.             134,300       2,474
  Astoria Financial Corp. (e)        48,100       1,996
  Bear Stearns Cos., Inc.            20,100       1,961
  Comerica, Inc. (e)                 45,900       2,823
  FirstMerit Corp. (e)              125,400       3,432
  MBIA, Inc. (e)                     52,500       3,148
  Mellon Financial Corp.            170,800       4,992
  Nationwide Financial
    Services (e)                     42,918       1,613
  Northern Trust Corp.               86,100       4,050
  Old Republic International
    Corp.                            74,150       1,853
  PartnerRe Ltd.                     32,400       1,984
  Platinum Underwriters
    Holdings Ltd. (e)               129,200       3,851

-------------------------------------------------------
                                  Shares        Value
-------------------------------------------------------
FINANCIALS--CONTINUED
  Provident Financial
    Services, Inc. (e)              191,700    $  3,725
  South Financial Group, Inc.
    (The) (e)                       142,000       4,499
  UnionBanCal Corp. (e)              55,300       3,419
  Zions Bancorp                      17,400       1,157
                                               --------
                                                 52,446
                                               --------
HEALTH CARE (4.3%)
  Health Management
    Associates, Inc., Class A
    (e)                             139,700       3,086
  Manor Care, Inc. (e)               63,200       2,177
  Mylan Laboratories, Inc. (e)       80,700       1,466
  Universal Health Services,
    Inc.                             39,300       1,789
                                               --------
                                                  8,518
                                               --------
INDUSTRIALS (13.6%)
  American Power Conversion
    Corp. (e)                        94,500       1,998
  Cintas Corp.                       87,400       3,908
  Dover Corp.                        72,500       2,933
  Embraer-Empresa Brasileira
    de Aeronautica S.A. ADR
    (e)                             108,500       3,035
  Pall Corp.                        129,100       3,497
  Pitney Bowes, Inc.                 32,000       1,401
  R.R. Donnelley & Sons Co.
    (e)                              43,200       1,499
  Rockwell Automation, Inc.         112,000       5,297
  Teleflex, Inc. (e)                 39,500       1,995
  Werner Enterprises, Inc. (e)       65,200       1,467
                                               --------
                                                 27,030
                                               --------
INFORMATION TECHNOLOGY (8.3%)
  Diebold, Inc. (e)                 119,900       6,378
  Harris Corp. (e)                   23,700       1,569
  Intersil Corp., Class A           167,900       2,703
  Molex, Inc. (e)                    98,300       2,710
  Reynolds & Reynolds Co.
    (The), Class A (e)              133,700       3,173
                                               --------
                                                 16,533
                                               --------
MATERIALS (7.9%)
  Air Products and Chemicals,
    Inc.                             34,500       1,975
  Bemis Co., Inc.                    35,000         974
  Bowater, Inc. (e)                  60,300       2,443
  Lubrizol Corp. (The)              104,000       3,594
  Lyondell Chemical Co. (e)          64,500       1,810
  PPG Industries, Inc.               17,600       1,187

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

MID-CAP VALUE EQUITY FUND -- CONCLUDED

-------------------------------------------------------
                                  Shares        Value
-------------------------------------------------------
MATERIALS--CONTINUED
  Sappi Ltd. ADR                    230,400    $  3,134
  Valspar Corp. (The)                 9,549         460
                                               --------
                                                 15,577
                                               --------
UTILITIES (5.9%)
  Ameren Corp. (e)                   20,000         968
  American Electric Power Co.,
    Inc.                             34,000       1,162
  FirstEnergy Corp.                  22,100         933
  FPL Group, Inc. (e)                13,200         928
  KeySpan Corp. (e)                  23,100         913
  NiSource, Inc.                     86,800       1,892
  Pepco Holdings, Inc. (e)           56,457       1,205
  PPL Corp.                          17,600         914
  Public Service Enterprise
    Group, Inc. (e)                  33,100       1,456
  Xcel Energy, Inc. (e)              69,201       1,250
                                               --------
                                                 11,621
                                               --------
Total Common Stocks (Cost
  $167,335)                                     186,468
                                               --------

-------------------------------------------------------
                                  Shares        Value
-------------------------------------------------------
SHORT-TERM INVESTMENTS (26.1%)
  Boston Global Investment
    Trust -- Enhanced
    Portfolio (f)                51,845,375    $ 51,845
                                               --------
Total Short-Term Investments
  (Cost $51,845)                                 51,845
                                               --------
MONEY MARKET FUNDS (5.2%)
  Federated Government
    Obligations                   1,371,901       1,372
  Federated Prime Value
    Obligations Fund, Class I     8,869,333       8,869
                                               --------
Total Money Market Funds (Cost
  $10,241)                                       10,241
                                               --------
Total Investments (Cost
  $229,421) (a) -- 125.3%                       248,554
Liabilities in excess of other
  assets -- (25.3)%                             (50,158)
                                               --------
Net Assets -- 100.0%                           $198,396
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.
 42

                                                                     (Unaudited)

SMALL CAP GROWTH STOCK FUND

-------------------------------------------------------
                               Shares or
                               Principal
                                Amount         Value
-------------------------------------------------------
COMMON STOCKS (98.3%)
CONSUMER DISCRETIONARY (15.4%)
  4Kids Entertainment, Inc.
    * (e)                         140,000    $    2,860
  Aeropostale, Inc. * (e)          95,000         2,708
  America's Car-Mart, Inc. *
    (e)                           102,666         3,768
  Bandag, Inc. (e)                 43,000         2,144
  bebe stores, Inc. (e)            80,000         2,902
  Bombay Co., Inc. (The) *
    (e)                           100,000           692
  Brown Shoe Co., Inc. (e)         80,000         2,282
  Building Materials Holding
    Corp. (e)                      40,000         1,458
  Casual Male Retail Group,
    Inc. *                        350,000         1,512
  Coldwater Creek, Inc. *
    (e)                           200,000         5,240
  Conn's, Inc. *                  200,000         3,546
  CSK Auto Corp. *                160,000         2,454
  Electronics Boutique
    Holdings Corp. *              125,000         4,869
  Emmis Communications
    Corp., Class A *              165,000         3,051
  Fremont General Corp. (e)       100,000         2,380
  Genesco, Inc. * (e)             190,000         5,620
  Goody's Family Clothing,
    Inc. (e)                      300,000         2,922
  Gottschalks, Inc. *              30,000           270
  Guess?, Inc. *                  195,000         2,828
  Guitar Center, Inc. * (e)       110,000         5,322
  Hooker Furniture Corp.           38,219           892
  Jos. A. Bank Clothiers,
    Inc. * (e)                    305,000         8,022
  K2, Inc. * (e)                  250,000         4,220
  Landry's Restaurants, Inc.
    (e)                           150,000         4,433
  M/I Homes, Inc.                  55,000         2,487
  MarineMax, Inc. *               150,000         4,410
  New Frontier Media, Inc. *
    (e)                           545,000         4,409
  Noble International Ltd.
    (e)                           180,000         3,548
  Penn National Gaming, Inc.
    *                             180,000         9,498
  Quiksilver, Inc. * (e)          165,000         4,892
  RARE Hospitality
    International, Inc. *         120,000         3,595
  Rayovac Corp. * (e)             230,000         6,826
  Rocky Shoes & Boots, Inc.
    *                             212,201         4,414
  Scientific Games Corp. *        280,000         6,692
  Steiner Leisure Ltd. *          200,000         5,384
  Stoneridge, Inc. *              125,000         1,901

-------------------------------------------------------
                               Shares or
                               Principal
                                Amount         Value
-------------------------------------------------------
CONSUMER DISCRETIONARY--CONTINUED
  Timberland Co. (The),
    Class A * (e)                  85,000    $    5,383
  UniFirst Corp.                   80,514         2,225
  Zale Corp. *                    155,000         4,534
                                             ----------
                                                146,593
                                             ----------
CONSUMER STAPLES (3.0%)
  BJ's Wholesale Club, Inc.
    * (e)                         160,000         4,750
  Central European
    Distribution Corp. * (e)      120,000         3,155
  Central Garden & Pet Co. *
    (e)                            70,000         2,709
  Chattem, Inc. * (e)             175,000         6,338
  Corn Products
    International, Inc.            35,553         1,935
  Cott Corp. *                    130,000         3,322
  Elizabeth Arden, Inc. *
    (e)                           230,000         5,244
  Smart & Final, Inc. * (e)        71,971         1,042
                                             ----------
                                                 28,495
                                             ----------
ENERGY (5.3%)
  Cal Dive International,
    Inc. *                        130,000         5,598
  Core Laboratories NV *          230,000         5,417
  General Maritime Corp. *
    (e)                            75,000         3,409
  Harvest Natural Resources,
    Inc. * (e)                    360,000         6,570
  Key Energy Services, Inc.
    *                             300,000         3,756
  Magnum Hunter Resources,
    Inc. * (e)                    500,000         6,700
  Mission Resources Corp. *       430,000         2,670
  National-Oilwell, Inc. *
    (e)                            50,000         1,810
  OMI Corp.                       250,000         5,343
  Ultra Petroleum Corp. *          53,751         2,831
  Unit Corp. *                    170,000         6,734
                                             ----------
                                                 50,838
                                             ----------
FINANCIALS (10.0%)
  Affiliated Managers Group,
    Inc. * (e)                    110,000         6,971
  American Safety Insurance
    Holdings Ltd. *               150,000         2,304
  Arch Capital Group Ltd. *       130,000         5,064
  Asta Funding, Inc.               66,765         1,466
  Bank of the Ozarks, Inc.
    (e)                            45,000         1,604
  BankAtlantic Bancorp,
    Inc.                          230,000         4,370
  Commercial Capital
    Bancorp, Inc. (e)             180,000         4,295

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

SMALL CAP GROWTH STOCK FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                                Amount         Value
-------------------------------------------------------
FINANCIALS--CONTINUED
  Corus Bankshares, Inc.           95,000    $    4,624
  First Cash Financial
    Services, Inc. * (e)          150,000         3,906
  First Niagara Financial
    Group, Inc (e)                150,000         2,166
  Infinity Property &
    Casualty Corp. (e)            130,000         4,810
  Levitt Corp. (e)                 80,000         2,057
  Northwest Bancorp, Inc.         100,000         2,587
  Phoenix Companies, Inc.
    (The) (e)                     300,000         3,660
  Platinum Underwriters
    Holdings Ltd. (e)             150,000         4,472
  PrivateBancorp, Inc.             86,818         2,990
  R & G Financial Corp.,
    Class B                       100,000         3,880
  RLI Corp. (e)                    70,000         2,916
  Santander BanCorp                43,811         1,187
  Selective Insurance Group,
    Inc.                            6,660           298
  South Financial Group,
    Inc. (The) (e)                115,000         3,644
  Standard Pacific Corp. (e)       80,000         4,481
  United Community Banks,
    Inc.                           90,000         2,579
  Universal American
    Financial Corp *              250,000         3,338
  W Holding Co., Inc. (e)         270,000         5,945
  Westcorp (e)                    135,000         5,708
  Zenith National Insurance
    Corp. (e)                      90,000         4,137
                                             ----------
                                                 95,459
                                             ----------
HEALTH CARE (14.7%)
  Aspect Medical Systems,
    Inc. * (e)                    184,450         4,501
  Bio-Rad Laboratories,
    Inc., Class A *                65,400         3,708
  Bradley Pharmaceuticals,
    Inc. * (e)                    220,000         3,894
  Connetics Corp. * (e)           345,000         7,214
  Dendrite International,
    Inc. *                        300,000         5,121
  Genesis Healthcare Corp. *       96,000         3,096
  Gentiva Health Services,
    Inc. * (e)                    230,000         3,830
  Hologic, Inc. * (e)             140,000         3,499
  IDEXX Laboratories, Inc. *
    (e)                            65,020         3,355

-------------------------------------------------------
                               Shares or
                               Principal
                                Amount         Value
-------------------------------------------------------
HEALTH CARE--CONTINUED
  Intuitive Surgical, Inc. *
    (e)                           202,644    $    7,280
  Kensey Nash Corp. * (e)         100,000         3,126
  Kos Pharmaceuticals, Inc.
    * (e)                         150,000         6,386
  Martek Biosciences Corp. *
    (e)                            90,000         3,498
  MGI PHARMA, Inc. * (e)          240,000         6,478
  Mine Safety Appliances Co.
    (e)                           117,000         5,546
  Palomar Medical
    Technologies, Inc. * (e)      270,000         6,083
  Par Pharmaceutical, Inc. *
    (e)                            90,000         3,551
  Per-Se Technologies, Inc.
    * (e)                         330,000         4,551
  Possis Medical, Inc. *          225,000         2,597
  Protein Design Labs, Inc.
    *                             410,000         7,428
  Province Healthcare Co. *       300,000         6,732
  Renal Care Group, Inc. *
    (e)                           140,000         4,662
  Salix Pharmaceuticals Ltd.
    * (e)                         265,000         4,015
  SFBC International, Inc. *
    (e)                           180,000         6,989
  Sierra Health Services,
    Inc. * (e)                     50,000         2,782
  SurModics, Inc. * (e)            71,601         2,155
  Third Wave Technologies,
    Inc. *                        420,000         3,385
  United Therapeutics Corp.
    * (e)                         140,000         6,161
  Ventana Medical Systems,
    Inc. * (e)                     55,000         3,286
  Ventiv Health, Inc. * (e)       280,000         5,421
                                             ----------
                                                140,330
                                             ----------
INDUSTRIALS (19.0%)
  Actuant Corp. * (e)             185,000         8,698
  Albany International Corp.
    (e)                            42,794         1,431
  AMX Corp. * (e)                 250,000         4,413
  Celadon Group, Inc. *           160,000         3,424
  Copart, Inc. *                  250,000         5,400
  Corrections Corp. of
    America * (e)                 130,000         5,135
  Covenant Transportation,
    Inc., Class A *               130,000         2,499
  Dycom Industries, Inc. *        205,000         5,974
  ElkCorp (e)                     205,000         6,068
  Encore Wire Corp. * (e)         375,000         5,053

                                                                     (Unaudited)

-------------------------------------------------------
                               Shares or
                               Principal
                                Amount         Value
-------------------------------------------------------
INDUSTRIALS--CONTINUED
  Engineered Support
    Systems, Inc. (e)              90,000    $    4,950
  Gardner Denver, Inc. * (e)      134,621         4,631
  Genlyte Group, Inc. (The)
    *                              95,000         7,615
  Gevity HR, Inc. (e)             325,000         5,756
  Griffon Corp. * (e)             280,000         7,021
  II-VI, Inc. (e)                  42,366         1,828
  Innovative Solutions &
    Support, Inc. *               106,562         3,262
  J. B. Hunt Transport
    Services, Inc. (e)            115,000         4,623
  Kforce, Inc. *                  300,000         3,594
  Labor Ready, Inc. *             300,000         4,764
  Marten Transport Ltd. *         290,000         6,366
  Mercury Computer Systems,
    Inc. *                        140,000         4,410
  Mueller Industries, Inc.        110,000         3,380
  Navigant Consulting, Inc.
    * (e)                         356,059         8,313
  NCI Building Systems, Inc.
    * (e)                          70,000         2,597
  Orbital Sciences Corp. *
    (e)                           300,000         3,900
  Overnite Corp. (e)              115,000         4,064
  P.A.M. Transportation
    Services, Inc. * (e)          180,000         3,654
  Pacer International, Inc.
    * (e)                         120,000         2,347
  Pinnacle Airlines Corp. *       210,000         2,636
  Power-One, Inc. *               550,000         5,055
  SI International, Inc. *
    (e)                           175,000         5,065
  Silgan Holdings, Inc.            95,000         5,159
  Simpson Co., Inc.               140,000         4,704
  SkyWest, Inc. (e)               270,510         5,148
  U.S. Xpress Enterprises,
    Inc. *                        125,000         3,250
  Ultralife Batteries, Inc.
    * (e)                         120,000         1,805
  Volt Information Sciences,
    Inc. *                         82,000         2,501
  Werner Enterprises, Inc.
    (e)                           295,000         6,638
  Woodward Governor Co.            60,000         4,371
                                             ----------
                                                181,502
                                             ----------
INFORMATION TECHNOLOGY (26.6%)
  Activision, Inc. * (e)          360,000         5,659
  Aeroflex, Inc. *                200,000         2,450
  Aladdin Knowledge Systems
    Ltd. *                        100,000         2,908
  American Software, Inc.         450,272         2,679
  ANSYS, Inc. *                   160,000         4,910

-------------------------------------------------------
                               Shares or
                               Principal
                                Amount         Value
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Anteon International Corp.
    * (e)                         165,000    $    6,108
  ARGON ST, Inc. *                195,000         5,043
  ATMI, Inc. * (e)                100,000         2,302
  AuthentiDate Holding Corp.
    *                             440,000         3,054
  BEI Technologies, Inc. (e)       80,000         2,348
  C-COR, Inc. *                    80,000           716
  CACI International, Inc. *
    (e)                            85,000         5,281
  Captiva Software Corp. *        480,000         4,694
  Carrier Access Corp. * (e)      400,000         3,612
  CBRL Group, Inc.                140,000         5,708
  ChipMOS TECHNOLOGIES
    (Bermuda) Ltd. * (e)          660,000         3,656
  CIBER, Inc. * (e)               200,000         1,866
  CTS Corp. (e)                   200,000         2,672
  Cypress Semiconductor
    Corp. * (e)                   430,000         4,236
  Digi International, Inc. *      500,000         7,694
  Ditech Communications
    Corp. * (e)                   420,000         6,619
  Dot Hill Systems Corp. *        200,000         1,320
  EarthLink, Inc. * (e)           390,000         4,228
  Epicor Software Corp. *         170,000         2,681
  Euronet Worldwide, Inc. *
    (e)                           105,000         2,583
  Global Payments, Inc.            65,000         3,585
  Hypercom Corp. * (e)            660,000         4,013
  Hyperion Solutions Corp. *
    (e)                           100,000         4,481
  InfoCrossing, Inc. * (e)        537,000         9,021
  Integrated Device
    Technology, Inc. *            350,000         3,973
  IXYS Corp. *                    360,000         3,344
  Jupitermedia Corp. * (e)        280,000         4,696
  Magma Design Automation,
    Inc. * (e)                    250,000         3,390
  Measurement Specialties,
    Inc. *                        100,000         2,551
  Merix Corp. * (e)               260,000         2,829
  Metrologic Instruments,
    Inc. * (e)                    230,000         4,699
  MicroStrategy, Inc., Class
    A *                            90,000         5,810
  MIPS Technologies, Inc. *
    (e)                           160,000         1,400
  Network Technology, PLC *
    (e)                           160,000         1,522

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

SMALL CAP GROWTH STOCK FUND -- CONCLUDED

-------------------------------------------------------
                               Shares or
                               Principal
                                Amount         Value
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  NICE Systems Ltd. *             260,000    $    7,474
  OmniVision Technologies,
    Inc. * (e)                    100,000         1,784
  Orbotech Ltd. *                 155,000         2,939
  Performance Technologies,
    Inc. *                        450,000         3,209
  Radyne ComStream, Inc. *
    (e)                           530,000         3,859
  ROFIN-SINAR Technologies,
    Inc. * (e)                    240,000         9,359
  Rogers Corp. *                  135,000         6,406
  Secure Computing Corp. *
    (e)                           300,000         3,126
  Silicon Image, Inc. * (e)       265,000         4,452
  Silicon Storage
    Technology, Inc. * (e)        320,000         2,227
  Skyworks Solutions, Inc. *
    (e)                           400,000         3,972
  SM&A *                          350,000         2,825
  Symmetricom, Inc. * (e)         400,000         4,320
  TeleCommunication Systems,
    Inc. * (e)                    770,000         2,341
  THQ, Inc. * (e)                 115,000         2,468
  TransAct Technologies,
    Inc. * (e)                    140,000         3,129
  Transaction Systems
    Architects, Inc. *            280,000         5,746
  Trimble Navigation Ltd. *
    (e)                           130,000         4,104
  TTI Team Telecom
    International Ltd. * (e)      135,400           311
  Ultimate Software Group,
    Inc. (The) *                  580,000         7,407
  Verint Systems, Inc. *          150,000         6,171
  WebEx Communications, Inc.
    * (e)                         285,000         6,766
  Westell Technologies,
    Inc., Class A * (e)           200,000         1,310
  Western Digital Corp. *         500,000         4,885
  Witness Systems, Inc. *
    (e)                           110,000         1,649
                                             ----------
                                                252,580
                                             ----------

-------------------------------------------------------
                               Shares or
                               Principal
                                Amount         Value
-------------------------------------------------------
MATERIALS (4.0%)
  Agrium, Inc. (e)                380,000    $    7,060
  Commercial Metals Co.            60,000         2,720
  Florida Rock Industries,
    Inc. (e)                       95,000         5,349
  Georgia Gulf Corp. (e)          120,000         6,910
  Gibraltar Industries,
    Inc.                          113,093         2,724
  IMCO Recycling, Inc. * (e)      329,900         5,331
  Metal Management, Inc. *
    (e)                            71,559         1,881
  Texas Industries, Inc. (e)      105,000         6,300
                                             ----------
                                                 38,275
                                             ----------
TELECOMMUNICATION SERVICES (0.2%)
  EMS Technologies, Inc. *        120,617         1,892
                                             ----------
WARRANTS (0.1%)
  InfoCrossing, Inc. *            139,109         1,244
                                             ----------
Total Common Stocks (Cost
  $733,886)                                     937,208
                                             ----------
PREFERRED STOCKS (0.1%)
CONSUMER DISCRETIONARY (0.1%)
  Fedders Corp. (e)                21,500           501
                                             ----------
Total Preferred Stocks (Cost
  $510)                                             501
                                             ----------
CORPORATE BONDS (0.1%)
COPPER FOUNDRIES (0.1%)
  Mueller Industries, Inc.,
    6.000%, 11/01/14,
    Callable 11/16/04 @
    105.00                    $     1,148         1,125
                                             ----------
Total Corporate Bonds (Cost
  $1,148)                                         1,125
                                             ----------
SHORT-TERM INVESTMENTS (31.8%)
  Boston Global Investment
    Trust -- Enhanced
    Portfolio (f)             302,661,025       302,661
                                             ----------
Total Short-Term Investments
  (Cost $302,661)                               302,661
                                             ----------

                                                                     (Unaudited)

-------------------------------------------------------
                               Shares or
                               Principal
                                Amount         Value
-------------------------------------------------------
REPURCHASE AGREEMENT (1.5%)
  BNP Paribas, 1.955% dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $14,849,665
    (collateralized by U.S.
    Treasury Notes; total
    market value
    $14,988,000)              $    14,694    $   14,694
                                             ----------
Total Repurchase Agreement
  (Cost $14,694)                                 14,694
                                             ----------
Total Investments (Cost
  $1,052,899) (a) -- 131.8%                   1,256,189
Liabilities in excess of
  other assets -- (31.8)%                      (303,291)
                                             ----------
Net Assets -- 100.0%                         $  952,898
                                             ==========

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

SMALL CAP VALUE EQUITY FUND

-------------------------------------------------------
                                Shares or
                                Principal
                                  Amount        Value
-------------------------------------------------------
COMMON STOCKS (97.6%)
CONSUMER DISCRETIONARY (20.6%)
  ArvinMeritor, Inc. (e)           307,100    $   6,741
  Bassett Furniture
    Industries, Inc.               228,300        4,500
  Benetton Group SpA ADR           324,200        7,803
  Books-A-Million, Inc. (e)        402,900        3,715
  BorgWarner Transmission
    Systems, Inc. (e)              271,400       13,586
  Cummins, Inc. (e)                182,100       14,500
  Fairmont Hotels & Resorts,
    Inc.                           392,600       12,178
  Grupo Elektra, S.A. de C.V.
    ADR (e)                        260,300        9,842
  Ingles Markets, Inc., Class
    A (e)                           86,800        1,110
  Intrawest Corp.                  480,500        9,605
  K-Swiss, Inc., Class A (e)       438,400       11,877
  Lithia Motors, Inc. (e)          408,200       10,360
  Makita Corp. ADR (e)             639,754        9,955
  Marine Products Corp. (e)         57,684        1,511
  Natuzzi S.p.A. ADR               284,500        3,172
  Nautilus Group, Inc. (The)
    (e)                            370,400        8,071
  Pep Boys-Manny, Moe & Jack
    (The) (e)                      124,100        1,955
  Ritchie Bros. Auctioneers,
    Inc.                           130,700        3,908
  Snap-on, Inc. (e)                281,100        8,886
  Sturm, Ruger & Co., Inc. (e)     139,100        1,263
  United Auto Group, Inc. (e)      341,700        9,745
  Winnebago Industries, Inc.
    (e)                            284,600       10,795
                                              ---------
                                                165,078
                                              ---------
CONSUMER STAPLES (3.7%)
  Adolph Coors Co., Class B
    (e)                            106,300        7,962
  Church & Dwight Co., Inc.        382,950       11,955
  J.M. Smucker Co. (The) (e)       206,043        9,371
                                              ---------
                                                 29,288
                                              ---------
ENERGY (2.0%)
  Airgas, Inc. (e)                 600,000       15,948
                                              ---------
FINANCIALS (15.4%)
  American Financial Group,
    Inc. (e)                       212,000        6,674
  BankAtlantic Bancorp, Inc.       414,600        7,877
  Banner Corp.                     120,300        3,972
  City National Corp.              109,200        7,469
  Cohen & Steers, Inc. (e)         352,630        6,309
  Colonial BancGroup, Inc.
    (The)                          357,900        7,598

-------------------------------------------------------
                                Shares or
                                Principal
                                  Amount        Value
-------------------------------------------------------
FINANCIALS--CONTINUED
  Glacier Bancorp, Inc. (e)        194,746    $   6,740
  HCC Insurance Holdings, Inc.
    (e)                            297,200        9,849
  Horizon Financial Corp. (e)      242,706        4,978
  Hub International Ltd.           694,600       11,954
  International Bancshares
    Corp.                           98,000        3,876
  Jefferies Group, Inc. (e)        181,600        7,377
  PXRE Group Ltd.                  180,500        4,355
  Scottish Annuity & Life (e)      182,900        4,207
  Seacoast Banking Corp. of
    Florida (e)                    227,700        5,014
  StanCorp Financial Group,
    Inc. (e)                       173,900       13,747
  Washington Federal, Inc. (e)     192,913        5,203
  West Coast Bancorp (e)           239,453        6,300
                                              ---------
                                                123,499
                                              ---------
HEALTH CARE (8.0%)
  Cambrex Corp. (e)                421,600       10,456
  Cooper Cos., Inc. (The) (e)      325,100       22,603
  Invacare Corp. (e)               166,800        8,425
  Mentor Corp. (e)                 422,700       13,045
  Perrigo Co. (e)                  520,400        9,388
                                              ---------
                                                 63,917
                                              ---------
INDUSTRIALS (20.7%)
  ABM Industries, Inc. (e)         354,300        7,777
  ADESA, Inc.                      332,069        6,628
  Apogee Enterprises, Inc. (e)     397,400        5,794
  Baldor Electric Co. (e)          322,100        8,884
  Briggs & Stratton Corp. (e)      253,400        9,938
  Brink's Co. (The)                581,600       22,456
  CHC Helicopter Corp.             408,800       16,965
  Chemed Corp. (e)                 147,300        9,138
  CP Ships Ltd.                    882,200       11,707
  ElkCorp                          127,900        3,786
  Embraer-Empresa Brasileira
    de                             343,316        9,603
  Aeronautica SA ADR (e)
    Harsco Corp.                   169,500        9,009
  Lan Airlines SA ADR              304,100        8,305
  Lennox International, Inc.
    (e)                            365,789        6,581
  Oshkosh Truck Corp. (e)          138,600        8,707
  Quixote Corp. (e)                401,300        8,411
  Tecumseh Products Co., Class
    A (e)                           81,200        3,718
  Valmont Industries, Inc. (e)     360,100        8,988
                                              ---------
                                                166,395
                                              ---------

                                                                     (Unaudited)

-------------------------------------------------------
                                Shares or
                                Principal
                                  Amount        Value
-------------------------------------------------------
INFORMATION TECHNOLOGY (16.6%)
  CBRL Group, Inc.                 410,700    $  16,744
  Factset Research Systems,
    Inc. (e)                       273,000       14,100
  Fair Isaac Corp. (e)             493,900       16,388
  Harris Corp. (e)                 368,128       24,365
  Helix Technology Corp. (e)       321,100        4,839
  Keithley Instruments, Inc.       258,500        4,891
  Lowrance Electronics, Inc.       188,000        5,755
  Movado Group, Inc.               638,400       11,747
  Nam Tai Electronics, Inc.
    (e)                            455,700        8,736
  Premier Farnell PLC ADR          808,100        6,279
  Reynolds & Reynolds Co.
    (The), Class A (e)             809,800       19,217
                                              ---------
                                                133,061
                                              ---------
MATERIALS (9.5%)
  Agnico-Eagle Mines Ltd.          472,700        7,431
  Arch Coal, Inc.                  230,400        8,801
  Companhia Siderurgica
    Nacional ADR                   243,700        4,579
  LSI Industries, Inc. (e)         523,587        5,204
  Peabody Energy Corp. (e)         179,800       14,924
  Sappi Ltd. ADR                   458,100        6,230
  Sociedad Quimica y Minera de
    Chile SA ADR                    75,900        4,628
  Tenaris SA ADR                   104,773        5,287
  United States Steel Corp.
    (e)                            141,900        7,430
  Valspar Corp. (The) (e)          243,000       11,717
                                              ---------
                                                 76,231
                                              ---------
UTILITIES (1.1%)
  Companhia de Saneamento
    Basico ADR                     651,500        8,828
                                              ---------
Total Common Stocks (Cost
  $565,741)                                     782,245
                                              ---------

-------------------------------------------------------
                                Shares or
                                Principal
                                  Amount        Value
-------------------------------------------------------
SHORT-TERM INVESTMENTS (25.5%)
  Boston Global Investment
    Trust -Enhanced Portfolio
    (f)                            204,020    $ 204,020
                                              ---------
Total Short-Term Investments
  (Cost $204,020)                               204,020
                                              ---------
MONEY MARKET FUNDS (0.0%)
  SEI Daily Income Trust            37,201           37
                                              ---------
Total Money Market Funds (Cost
  $37)                                               37
                                              ---------
REPURCHASE AGREEMENT (2.3%)
  Lehman Brothers, 1.985%
    dated 11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $18,236,281
    (collateralized by FNMA
    obligations; total market
    value $18,602,059)          $   18,235       18,235
                                              ---------
Total Repurchase Agreement
  (Cost $18,235)                                 18,235
                                              ---------
Total Investments (Cost
  $788,033) (a) -- 125.4%                     1,004,537
Liabilities in excess of other
  assets -- (25.4)%                            (203,533)
                                              ---------
Net Assets -- 100.0%                          $ 801,004
                                              =========

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

STRATEGIC QUANTITATIVE EQUITY FUND

--------------------------------------------------------
                                    Shares or
                                    Principal
                                     Amount       Value
--------------------------------------------------------
COMMON STOCKS (95.7%)
CONSUMER DISCRETIONARY (14.6%)
  Abercrombie & Fitch Co., Class A     7,726     $   352
  Aeropostale, Inc. *                 12,454         355
  Bed Bath & Beyond, Inc. *            8,157         326
  Best Buy Co., Inc.                   5,750         324
  CEC Entertainment, Inc. *            8,583         349
  Coach, Inc. *                        6,623         330
  Corning, Inc. *                     24,658         310
  Costco Wholesale Corp.               9,940         483
  Cummins, Inc.                       10,541         839
  eBay, Inc. *                         2,907         327
  Fremont General Corp.               39,672         945
  Harman International Industries,
    Inc.                               2,823         347
  Home Depot, Inc. (The)               7,712         322
  JAKKS Pacific, Inc. *               18,377         342
  John H. Harland Co.                  9,768         345
  K-Swiss, Inc., Class A              12,930         350
  KB Home                              3,701         325
  Limited Brands, Inc.                13,343         326
  McDonald's Corp.                    10,702         329
  Meritage Homes Corp. *               3,724         349
  Nash Finch Co.                      16,339         606
  NIKE, Inc., Class B                  3,836         325
  Nordstrom, Inc.                      7,451         326
  Polaris Industries, Inc.             5,338         352
  Pulte Homes, Inc.                    5,907         326
  Rayovac Corp. *                     20,675         614
  Reebok International Ltd.            8,283         322
  Ruddick Corp.                       27,488         600
  Starwood Hotels & Resorts
    Worldwide, Inc.                    6,293         329
  Time Warner, Inc. *                 18,515         328
  Toll Brothers, Inc. *                6,776         348
  Urban Outfitters, Inc. *             8,186         348
  Wolverine World Wide, Inc.          11,464         343
                                                 -------
                                                  13,142
                                                 -------
CONSUMER STAPLES (3.2%)
  Alberto-Culver Co.                  10,460         484
  Anheuser-Busch Cos., Inc.            9,598         481
  Church & Dwight Co., Inc.           19,497         609
  Colgate-Palmolive Co.               10,508         483
  Starbucks Corp. *                    5,801         326
  SUPERVALU, Inc.                     15,499         490
                                                 -------
                                                   2,873
                                                 -------
ENERGY (14.7%)
  Apache Corp.                        28,539       1,542
  Cal Dive International, Inc. *      17,710         763

--------------------------------------------------------
                                    Shares or
                                    Principal
                                     Amount       Value
--------------------------------------------------------
ENERGY--CONTINUED
  CARBO Ceramics, Inc.                 3,747     $   291
  ChevronTexaco Corp.                 27,919       1,524
  ConocoPhillips                      16,889       1,537
  Exxon Mobil Corp.                   29,675       1,521
  Hydril                               9,399         441
  Newfield Exploration Co. *          12,083         759
  Occidental Petroleum Corp.          25,492       1,535
  Offshore Logistics, Inc. *          20,095         762
  Overseas Shipholding Group,
    Inc.                              11,691         768
  Petroleum Development *              7,089         291
  Swift Energy Co. *                  25,569         776
  Varco International, Inc.           25,323         753
                                                 -------
                                                  13,263
                                                 -------
FINANCIALS (19.1%)
  Americredit Corp. *                 43,662         914
  AmerUs Group Co.                    20,914         911
  Capital One Financial Corp.          8,353         656
  Chubb Corp. (The)                    8,617         657
  CIT Group, Inc.                     15,709         672
  Comerica, Inc.                      10,667         656
  Delphi Financial Group, Inc. *      12,033         559
  Goldman Sachs Group, Inc. (The)      6,216         651
  Hartford Financial Services
    Group, Inc., (The)                10,217         654
  Lincoln National Corp.              14,209         654
  Lowe's Cos., Inc.                    9,524         666
  MGIC Investment Corp.                9,659         657
  National City Corp.                 17,693         656
  Ohio Casualty Corp. *               42,507         913
  PMI Group, Inc. (The)               22,304         918
  Protective Life Corp.               21,967         920
  Providian Financial Corp. *         41,438         665
  Prudential Financial, Inc.          13,386         655
  Safeco Corp.                        13,623         660
  Selective Insurance Group, Inc.     20,636         925
  StanCorp Financial Group, Inc.       5,811         459
  UICI                                27,467         917
  UnumProvident Corp. *               41,943         653
  Zenith National Insurance Corp.     10,700         492
                                                 -------
                                                  17,140
                                                 -------
HEALTH CARE (7.5%)
  Anthem, Inc. *                       3,397         344
  Biomet, Inc.                         7,167         343
  C. R. Bard, Inc.                     5,734         344
  Caremark Rx, Inc. *                  9,642         345
  Cooper Cos., Inc. (The)              4,889         340
  Coventry Health Care, Inc. *         6,994         347
  DENTSPLY International, Inc. *       6,521         343

                                                                     (Unaudited)

--------------------------------------------------------
                                    Shares or
                                    Principal
                                     Amount       Value
--------------------------------------------------------
HEALTH CARE--CONTINUED
  Genzyme Corp. *                      6,161     $   345
  IDEXX Laboratories, Inc. *           6,642         343
  Johnson & Johnson                    5,654         341
  Kensey Nash Corp. *                 10,909         341
  Medicis Pharmaceutical Corp.,
    Class A                            9,497         348
  Respironics, Inc. *                  6,249         346
  St. Jude Medical, Inc. *             9,105         347
  SurModics, Inc. *                    6,766         204
  Thermo Electron Corp. *             11,389         345
  UnitedHealth Group, Inc.             4,140         343
  Varian Medical Systems, Inc. *       8,176         344
  WellPoint Health Networks, Inc.
    *                                  2,750         344
  Zimmer Holdings, Inc. *              4,227         345
                                                 -------
                                                   6,742
                                                 -------
INDUSTRIALS (19.0%)
  Acuity Brands, Inc.                 21,067         620
  AGCO Corp. *                        28,643         624
  Arkansas Best Corp.                 14,368         620
  Boeing Co. (The)                    15,559         833
  Brink's Co. (The)                   16,054         620
  Burlington Northern Santa Fe
    Corp.                             18,632         839
  Centex Corp.                         6,257         328
  Chemed Corp.                         5,516         342
  Coinstar, Inc. *                    10,907         284
  D. R. Horton, Inc.                   9,861         347
  Deere & Co.                         11,799         847
  Educational Management Corp. *      14,809         491
  General Dynamics Corp.               7,749         840
  Heidrick & Struggles
    International, Inc.               10,065         346
  Insurance Auto Auctions, Inc. *     16,891         375
  Kennametal, Inc. *                  12,127         622
  Labor Ready, Inc. *                 38,555         612
  M. D. C. Holdings, Inc.              4,607         349
  Norfolk Southern Corp.              24,381         837
  NVR, Inc. *                            506         350
  Parker Hannifin Corp.               11,156         834
  R.R. Donnelley & Sons Co.           24,128         837
  Raytheon Co.                        20,906         843
  Ryder System, Inc.                  15,747         845
  Ryland Group, Inc. (The)             3,434         348
  Textron, Inc.                       11,510         836
  The B.F. Goodrich Co.               26,343         836
  Yellow Roadway Corp. *              11,677         617
                                                 -------
                                                  17,122
                                                 -------

--------------------------------------------------------
                                    Shares or
                                    Principal
                                     Amount       Value
--------------------------------------------------------
INFORMATION TECHNOLOGY (12.4%)
  Activision, Inc. *                  24,171     $   380
  Adobe Systems, Inc.                  5,133         311
  Advent Software, Inc. *             15,611         312
  Apple Computer, Inc. *               4,586         307
  Autodesk, Inc.                       4,757         311
  Citrix Systems, Inc. *              13,079         309
  Coherent, Inc.                       7,523         217
  CommScope, Inc. *                   19,957         385
  Computer Associates
    International, Inc.               10,221         312
  Comverse Technology, Inc. *         14,567         310
  Cree, Inc. *                        10,492         375
  DRS Technologies, Inc. *            14,422         617
  Electronic Data Systems Corp.       13,832         311
  Filenet Corp. *                     14,086         378
  Gateway 2000, Inc. *                47,428         323
  McDATA Corp.                        71,380         402
  Micros Systems, Inc.                 5,254         385
  NCR Corp. *                          5,245         313
  Network Appliance, Inc. *           10,289         310
  NVIDIA Corp. *                      16,156         309
  Parametric Technology Corp. *       53,861         315
  Powerwave Technologies, Inc. *      47,233         382
  Retek, Inc. *                       57,070         348
  Serena Software, Inc. *             18,229         380
  Symmetricom, Inc. *                 32,888         355
  Tektronix, Inc.                      9,826         308
  Teledyne Technologies, Inc. *       20,903         622
  Texas Instruments, Inc.             12,610         305
  Thomas & Betts Corp. *              19,350         613
  Websense, Inc. *                     7,996         384
  Xerox Corp. *                       20,045         307
                                                 -------
                                                  11,196
                                                 -------
MATERIALS (5.2%)
  Albemarle Corp.                      8,627         344
  Eastman Chemical Co.                15,519         844
  FMC Corp. *                         12,410         615
  Georgia Gulf Corp.                  10,858         625
  Maverick Tube Corp. *               23,845         756
  OM Group, Inc. *                    20,378         626
  PPG Industries, Inc.                12,365         834
                                                 -------
                                                   4,644
                                                 -------
Total Common Stocks (Cost $78,099)                86,122
                                                 -------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

STRATEGIC QUANTITATIVE EQUITY FUND -- CONCLUDED

--------------------------------------------------------
                                    Shares or
                                    Principal
                                     Amount       Value
--------------------------------------------------------
REPURCHASE AGREEMENT (0.1%)
  Merrill Lynch, 1.995% dated
    11/30/04, to be repurchased on
    12/1/04, repurchase price
    $96,254 (collateralized by
    U.S. Government obligations;
    total market value $101,263)     $    96     $    96
                                                 -------
Total Repurchase Agreement (Cost
  $96)                                                96
                                                 -------
Total Investments (Cost $78,195)
  (a) -- 95.8%                                    86,218
Other assets in excess of
  liabilities -- 4.2%                              3,785
                                                 -------
Net Assets -- 100.0%                             $90,003
                                                 =======

     See notes to schedules of portfolio investments and notes to financial statements.
 52

                                                                     (Unaudited)

TAX SENSITIVE GROWTH STOCK FUND

--------------------------------------------------------
                                  Shares or
                                  Principal
                                   Amount        Value
--------------------------------------------------------
COMMON STOCKS (97.2%)
CONSUMER DISCRETIONARY (13.9%)
  eBay, Inc. *                      30,000     $  3,374
  Home Depot, Inc. (The)            75,000        3,131
  J. C. Penney Co., Inc.            25,000          965
  Kohl's Corp. *                    32,000        1,477
  Liz Claiborne, Inc.               72,000        2,957
  Marriott International, Inc.,
    Class A                         37,000        2,103
  Staples, Inc.                    130,000        4,148
  Target Corp.                     103,500        5,302
  Walt Disney Co. (The)            113,500        3,051
                                               --------
                                                 26,508
                                               --------
CONSUMER STAPLES (9.3%)
  Gillette Co. (The)                73,000        3,175
  PepsiCo, Inc.                     75,000        3,743
  Procter & Gamble Co. (The)       106,000        5,668
  Sara Lee Corp.                    63,000        1,479
  Starbucks Corp. *                 14,800          833
  SYSCO Corp.                       17,000          591
  Wal-Mart Stores, Inc.             44,881        2,337
                                               --------
                                                 17,826
                                               --------
ENERGY (8.0%)
  Apache Corp.                      75,250        4,068
  ChevronTexaco Corp.               64,000        3,494
  Exxon Mobil Corp.                134,000        6,868
  Schlumberger Ltd.                 11,800          774
                                               --------
                                                 15,204
                                               --------
FINANCIALS (13.1%)
  American Express Co.              55,180        3,074
  American International Group,
    Inc.                            15,977        1,012
  Goldman Sachs Group, Inc.
    (The)                           13,000        1,362
  Legg Mason, Inc.                  20,000        1,363
  Marshall & Ilsley Corp.           88,000        3,669
  MBNA Corp.                       141,700        3,764
  SLM Corp.                         71,000        3,633
  U.S. Bancorp                      86,000        2,548
  Wells Fargo & Co.                 74,000        4,570
                                               --------
                                                 24,995
                                               --------
HEALTH CARE (17.0%)
  Biomet, Inc.                     138,000        6,606
  Johnson & Johnson                121,732        7,344

--------------------------------------------------------
                                  Shares or
                                  Principal
                                   Amount        Value
--------------------------------------------------------
HEALTH CARE--CONTINUED
  Medtronic, Inc.                   82,063     $  3,943
  Patterson Cos., Inc. *            61,000        2,492
  Pfizer, Inc.                     186,093        5,168
  St. Jude Medical, Inc. *          68,000        2,594
  UnitedHealth Group, Inc.          52,100        4,316
                                               --------
                                                 32,463
                                               --------
INDUSTRIALS (17.0%)
  Danaher Corp.                     75,000        4,266
  Eaton Corp.                       31,000        2,089
  Emerson Electric Co.              35,000        2,339
  General Dynamics Corp.            18,000        1,950
  General Electric Co.             194,844        6,891
  Illinois Tool Works, Inc.         39,000        3,675
  ITT Industries, Inc.              35,000        2,979
  Parker Hannifin Corp.             22,000        1,646
  Raytheon Co.                      62,000        2,501
  United Parcel Service, Inc.,
    Class B                         48,600        4,090
                                               --------
                                                 32,426
                                               --------
INFORMATION TECHNOLOGY (16.0%)
  Applied Materials, Inc. *         15,606          260
  CDW Corp.                         41,000        2,695
  Cisco Systems, Inc. *            250,179        4,681
  Computer Sciences Corp. *         34,000        1,839
  Dell, Inc. *                      58,000        2,350
  Intel Corp.                      152,086        3,399
  Lexmark International, Inc.,
    Class A *                       19,000        1,613
  Microsoft Corp.                  283,056        7,588
  Oracle Corp. *                   160,808        2,036
  QUALCOMM, Inc.                    47,000        1,956
  Zebra Technology Corp., Class
    A *                             40,150        2,019
                                               --------
                                                 30,436
                                               --------
MATERIALS (2.9%)
  Air Products and Chemicals,
    Inc.                            44,000        2,519
  Praxair, Inc.                     68,000        3,053
                                               --------
                                                  5,572
                                               --------
Total Common Stocks (Cost
  $139,660)                                     185,430
                                               --------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

TAX SENSITIVE GROWTH STOCK FUND -- CONCLUDED

--------------------------------------------------------
                                  Shares or
                                  Principal
                                   Amount        Value
--------------------------------------------------------
REPURCHASE AGREEMENT (1.8%)
  BNP Paribas, 1.955% dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase
    price $3,372,620
    (collateralized by U.S.
    Government obligations;
    total market value
    $3,440,864)                   $  3,372     $  3,372
                                               --------
Total Repurchase Agreement (Cost
  $3,372)                                         3,372
                                               --------
Total Investments (Cost
  $143,032) (a) -- 99.0%                        188,802
Other assets in excess of
  liabilities -- 1.0%                             1,928
                                               --------
Net Assets -- 100.0%                           $190,730
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.
 54

                                                                     (Unaudited)

VALUE INCOME STOCK FUND

-------------------------------------------------------
                                Shares or
                                Principal
                                 Amount         Value
-------------------------------------------------------
COMMON STOCKS (94.6%)
CONSUMER DISCRETIONARY (12.0%)
  3M Co.                           242,600    $  19,308
  Dollar General Corp.             478,100        9,442
  Gannett Co., Inc.                158,900       13,108
  Lear Corp.                       181,200       10,510
  Masco Corp.                      129,600        4,571
  Mattel, Inc.                     547,500       10,375
  May Department Stores Co.
    (The)                          387,400       10,894
  McGraw-Hill Cos., Inc.
    (The)                           54,300        4,764
  Newell Rubbermaid, Inc. (e)      498,718       11,510
  Pier 1 Imports, Inc. (e)         385,200        7,026
  Viacom, Inc., Class B            342,800       11,895
                                              ---------
                                                113,403
                                              ---------
CONSUMER STAPLES (10.2%)
  Anheuser-Busch Cos., Inc.        182,150        9,124
  Clorox Co. (The)                  84,842        4,676
  Colgate-Palmolive Co.            291,700       13,415
  General Mills, Inc.              224,600       10,217
  H.J. Heinz Co.                   277,200       10,301
  Kimberly-Clark Corp.             229,150       14,576
  Kraft Foods, Inc., Class A       281,950        9,643
  PepsiCo, Inc.                    319,400       15,942
  Wal-Mart Stores, Inc.            173,000        9,006
                                              ---------
                                                 96,900
                                              ---------
ENERGY (6.4%)
  BP PLC ADR                       156,500        9,601
  Exxon Mobil Corp.                368,050       18,863
  Kerr-McGee Corp.                 161,050       10,022
  Marathon Oil Corp.               248,000        9,781
  Unocal Corp.                     261,800       12,053
                                              ---------
                                                 60,320
                                              ---------
FINANCIALS (24.6%)
  A.G. Edwards, Inc.               242,500        9,482
  Alliance Capital Management
    Holding LP                     193,537        7,672
  Allstate Corp. (The)             194,950        9,845
  American Express Co.             129,050        7,189
  Astoria Financial Corp. (e)      119,650        4,965
  Bank of America Corp.            350,950       16,238
  Bank of New York Co., Inc.
    (The)                          338,100       11,127
  Citigroup, Inc.                  412,350       18,454
  Comerica, Inc. (e)               121,265        7,458
  Commerce Bancshares, Inc.        102,848        5,030
  FirstMerit Corp.                 176,478        4,830

-------------------------------------------------------
                                Shares or
                                Principal
                                 Amount         Value
-------------------------------------------------------
FINANCIALS--CONTINUED
  Goldman Sachs Group, Inc.
    (The)                           97,600    $  10,225
  Huntington Bancshares,
    Inc.                           293,950        7,131
  Lehman Brothers Holdings,
    Inc.                           188,650       15,805
  MBIA, Inc.                       164,550        9,866
  Mellon Financial Corp.           485,450       14,185
  Merrill Lynch & Co., Inc.        260,700       14,524
  National City Corp.              189,250        7,017
  Provident Financial
    Services, Inc.                 255,600        4,966
  Regions Financial Corp.          223,572        7,823
  Safeco Corp.                     203,826        9,879
  South Financial Group, Inc.
    (The)                          159,292        5,047
  UnionBanCal Corp.                114,750        7,095
  Wachovia Corp.                   343,000       17,751
                                              ---------
                                                233,604
                                              ---------
HEALTH CARE (4.9%)
  Abbott Laboratories              331,800       13,922
  Health Management
    Associates, Inc., Class A
    (e)                            306,650        6,774
  Johnson & Johnson                154,300        9,307
  Pfizer, Inc.                     237,800        6,604
  Wyeth                            246,850        9,842
                                              ---------
                                                 46,449
                                              ---------
INDUSTRIALS (13.4%)
  Cintas Corp.                     187,600        8,389
  Dover Corp.                      270,900       10,958
  Emerson Electric Co.             213,200       14,246
  General Electric Co.             550,650       19,471
  Honeywell International,
    Inc.                           546,650       19,313
  Lockheed Martin Corp.            243,400       14,808
  Pall Corp.                       270,581        7,330
  Parker Hannifin Corp.             95,850        7,170
  Pitney Bowes, Inc.               150,098        6,570
  Rockwell Automation, Inc.        222,215       10,511
  Teleflex, Inc. (e)               159,500        8,055
                                              ---------
                                                126,821
                                              ---------
INFORMATION TECHNOLOGY (5.6%)
  Automatic Data Processing,
    Inc.                           155,700        7,089
  Diebold, Inc.                    215,350       11,457
  Harris Corp.                      80,000        5,295
  Hewlett-Packard Co.              363,700        7,274

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC EQUITY FUNDS November 30, 2004 (Amounts in thousands, except shares)

VALUE INCOME STOCK FUND -- CONCLUDED

-------------------------------------------------------
                                Shares or
                                Principal
                                 Amount         Value
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Intersil Corp., Class A          330,450    $   5,320
  Microsoft Corp.                  220,700        5,917
  Nokia Corp. ADR (e)              662,400       10,711
                                              ---------
                                                 53,063
                                              ---------
MATERIALS (6.9%)
  Air Products and Chemicals,
    Inc.                           168,950        9,672
  Alcoa, Inc.                      285,850        9,713
  Dow Chemical Co. (The)           153,450        7,745
  E.I. du Pont de Nemours &
    Co.                            313,150       14,192
  International Paper Co.          361,900       15,027
  Rohm & Haas Co.                  216,450        9,543
                                              ---------
                                                 65,892
                                              ---------
TELECOMMUNICATION SERVICES (4.8%)
  ALLTEL Corp.                     124,500        7,058
  SBC Communications, Inc.         337,600        8,497
  Sprint Corp.                     472,550       10,779
  Verizon Communications,
    Inc.                           471,460       19,438
                                              ---------
                                                 45,772
                                              ---------
UTILITIES (5.8%)
  FPL Group, Inc.                  135,600        9,537
  NiSource, Inc.                   323,300        7,045
  Pepco Holdings, Inc.             332,188        7,089
  Public Service Enterprise
    Group, Inc.                    211,772        9,316
  Southern Co.                     449,300       14,732
  Xcel Energy, Inc.                389,930        7,042
                                              ---------
                                                 54,761
                                              ---------
Total Common Stocks (Cost
  $776,670)                                     896,985
                                              ---------

-------------------------------------------------------
                                Shares or
                                Principal
                                 Amount         Value
-------------------------------------------------------
SHORT-TERM INVESTMENTS (1.4%)
  Boston Global Investment
    Trust -- Enhanced
    Portfolio (f)               12,846,550    $  12,847
                                              ---------
Total Short-Term Investments
  (Cost $12,847)                                 12,847
                                              ---------
REPURCHASE AGREEMENTS (5.2%)
  ABN Amro, 1.955% dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $24,241,348
    (collateralized by FHLB
    obligations; total market
    value $24,725,527)         $    24,240       24,240
  Merrill Lynch, 1.995% dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $25,427,223 (collaterized
    by GNMA obligations;
    total market value
    $25,934,523)                    25,426       25,426
                                              ---------
Total Repurchase Agreements
  (Cost $49,666)                                 49,666
                                              ---------
Total Investments (Cost
  $839,183) (a) -- 101.2%                       959,498
Liabilities in excess of
  other assets -- (1.2)%                        (10,977)
                                              ---------
Net Assets -- 100.0%                          $ 948,521
                                              =========

     See notes to schedules of portfolio investments and notes to financial statements.
 56

                            STI CLASSIC EQUITY FUNDS
                  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

*  Non-income producing security.

(a) See notes to financial statements for unrealized appreciation/(depreciation) of securities on a tax basis.

(b) Market value is less than five hundred dollars.

(c)  Affiliate Investment.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at November 30, 2004. The total value of securities on loan at November 30, 2004 in thousands was $8,591, $9,750, $21,777, $1,994, $22,150, $30,018, $9,565,
     $50,627, $295,101, $199,314, and $12,481 for Balanced, Capital
     Appreciation, Growth and Income, Information & Technology, International Equity, International Equity Index, Mid Cap Equity, Mid Cap Value Equity, Small Cap Growth, Small Cap Value Equity, and Value Income, respectively.

(f) This security was purchased with cash collateral held from securities lending.

(g) The Fund's advisor has deemed all or a portion of this security to be illiquid based upon procedures approved by the Board of Trustees.
The following abbreviations are used in these Schedules of Portfolio
Investments:

ADR        American Depository Receipt
CBTCS      Convertible Bond Transferable Custodial
           Security
GDR        Global Depository Receipts
LLC        Limited Liability Company
REIT       Real Estate Investment Trust
SPDR       Standard & Poor's Depository Receipt

STATEMENTS OF ASSETS AND LIABILITIES (000)
STI CLASSIC EQUITY FUNDS  November 30, 2004

                                                               Aggressive                 Capital        Emerging
                                                              Growth Stock   Balanced   Appreciation   Growth Stock
                                                                  Fund         Fund         Fund           Fund
                                                              ------------   --------   ------------   ------------
Assets:
  Investments at Value......................................    $41,596      $304,776    $1,789,151      $16,505
  Investments in Affiliates.................................         --            --            --           --
  Repurchase Agreements, at Cost............................      2,705        14,814            --          998
                                                                -------      --------    ----------      -------
  Total Investments*........................................     44,301       319,590     1,789,151       17,503
  Cash......................................................         --            --            --           --
  Foreign Currency, at Value (cost $7,959; $1,070,
    respectively)...........................................         --            --            --           --
  Interest and Dividends Receivable.........................         16         1,981         7,355            1
  Receivable for Capital Shares Sold........................         --            --            15            1
  Receivable for Investment Securities Sold.................         89        17,515         7,057           35
  Reclaims Receivable.......................................         --            --            --           --
  Deferred Organization Costs...............................          8            --            --           18
  Prepaid Expenses and Other Assets.........................          1            12            52           --
                                                                -------      --------    ----------      -------
  Total Assets..............................................     44,415       339,098     1,803,630       17,558
                                                                -------      --------    ----------      -------
Liabilities:
  Payable for Fund Overdraft................................         --         2,705         2,214           --
  Payable for Investment Securities Purchased...............          3        30,085            16          188
  Payable for Capital Shares Redeemed.......................         --           301           352           --
  Payable upon Return of Securities Loaned..................         --         8,770         9,964           --
  Investment Advisory Fees Payable..........................         28           227         1,657           15
  Administration Fees Payable...............................          1             7            40           --
  Distribution and Service Fees Payable.....................         --            47           151           --
  Custodian Fees Payable....................................         --             5            29           --
  Accrued Expenses..........................................         12            16            88           11
                                                                -------      --------    ----------      -------
  Total Liabilities.........................................         44        42,163        14,511          214
                                                                -------      --------    ----------      -------
  Total Net Assets..........................................    $44,371      $296,935    $1,789,119      $17,344
                                                                =======      ========    ==========      =======
Net Assets:
  Capital...................................................    $42,885      $272,577    $1,590,617      $17,774
  Accumulated Net Investment Income (Loss)..................       (148)        1,218         3,115          (88)
  Accumulated Net Realized Gains (Losses) on Investment
    Transactions and Foreign Currency Transactions..........       (917)        4,010        10,815       (1,555)
  Net Unrealized Appreciation on Foreign Currency
    Transactions............................................         --            --            --           --
  Net Unrealized Appreciation (Depreciation) on
    Investments.............................................      2,551        19,130       184,572        1,213
                                                                -------      --------    ----------      -------
  Total Net Assets..........................................    $44,371      $296,935    $1,789,119      $17,344
                                                                =======      ========    ==========      =======
NET ASSETS:
  T Shares..................................................    $44,182      $233,765    $1,561,404      $17,239
  A Shares..................................................    $    98      $  9,152    $  139,063      $    76
  L Shares..................................................    $    91      $ 54,018    $   88,652      $    29
  B Shares..................................................        N/A           N/A           N/A          N/A
SHARES OUTSTANDING:
  T Shares..................................................      4,343        18,655       124,118        1,847
  A Shares..................................................         10           727        11,569            8
  L Shares..................................................          9         4,353         7,780            3
  B Shares..................................................        N/A           N/A           N/A          N/A
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
  T Shares..................................................    $ 10.17      $  12.53    $    12.58      $  9.34
  A Shares..................................................    $ 10.14      $  12.58    $    12.02      $  9.31
  L Shares**................................................    $ 10.10      $  12.42    $    11.39      $  9.27
  B Shares..................................................        N/A           N/A           N/A          N/A
OFFERING PRICE PER SHARE: (100%/(100%-maximum sales charge)
  of net asset value adjusted to the nearest cent)
  T Shares..................................................    $ 10.17      $  12.53    $    12.58      $  9.34
  A Shares..................................................    $ 10.54      $  13.07    $    12.49      $  9.67
  L Shares..................................................    $ 10.10      $  12.42    $    11.39      $  9.27
  B Shares..................................................        N/A           N/A           N/A          N/A
Maximum Sales Charge -- A Shares............................       3.75%         3.75%         3.75%        3.75%

Amounts designated as "--" are $0 or have been rounded to $0.

*  Cost $41,750; $300,460; $1,604,579; $16,290; $810,148; $15,101; $363,459;
   $406,655; $41,803; $5,969; $90,533 and $137,745, respectively.

** Redemption Price Per Share Varies by Length of Time Shares are Held.

                       See notes to financial statements.

                                                                     (Unaudited)

Growth and   Information and                   International   Life Vision   Life Vision    Life Vision   Life Vision
  Income       Technology      International      Equity       Aggressive    Conservative   Growth and     Moderate
   Fund           Fund          Equity Fund     Index Fund     Growth Fund       Fund       Income Fund   Growth Fund
----------   ---------------   -------------   -------------   -----------   ------------   -----------   -----------
$1,009,504      $ 16,030         $452,145        $497,074        $    --        $   --       $     --      $     --
        --            --               --              --         48,694         6,241        102,935       153,557
        --           686               --              --             --            --             --            --
----------      --------         --------        --------        -------        ------       --------      --------
 1,009,504        16,716          452,145         497,074         48,694         6,241        102,935       153,557
        --            --               --              --             --            --             --            --
        --            --            8,199           1,131             --            --             --            --
     4,340            97              932             618              2            14             77           200
         5            --                7              47             16             4              2             1
     6,431             6            1,013          39,415             --            --             --            --
        --            --              148              87             --            --             --            --
        --            --               --              --             --            --             --            --
        32             1               12              14              2             1              3             5
----------      --------         --------        --------        -------        ------       --------      --------
 1,020,312        16,820          462,456         538,386         48,714         6,260        103,017       153,763
----------      --------         --------        --------        -------        ------       --------      --------
        --            --               --              --             --            --             --            --
     6,953             1            3,171          54,381             --            --             --            --
       125             1                4              11             --             4              4             4
    22,465         2,048           23,447          31,472             --            --             --            --
       727            13              432             287              1             1              4             7
        22            --                9              10              1            --              2             3
        84             5                9               7              4             5             11             9
        16             2               51              --             --            --              1             1
        64             2               23              22              2            --              5             9
----------      --------         --------        --------        -------        ------       --------      --------
    30,456         2,072           27,146          86,190              8            10             27            33
----------      --------         --------        --------        -------        ------       --------      --------
$  989,856      $ 14,748         $435,310        $452,196        $48,706        $6,250       $102,990      $153,730
==========      ========         ========        ========        =======        ======       ========      ========
$  781,990      $ 97,423         $426,808        $431,773        $43,865        $5,934       $ 93,813      $139,558
     3,738            --            3,735           4,690            (19)           22            119           383
     4,772       (84,290)         (84,213)        (74,780)        (2,031)           22         (3,344)       (2,023)
        --            --              294              94             --            --             --            --
   199,356         1,615           88,686          90,419          6,891           272         12,402        15,812
----------      --------         --------        --------        -------        ------       --------      --------
$  989,856      $ 14,748         $435,310        $452,196        $48,706        $6,250       $102,990      $153,730
==========      ========         ========        ========        =======        ======       ========      ========
$  851,916      $  8,247         $419,097        $438,411        $41,742        $  276       $ 84,423      $133,722
$   44,541      $      7         $  8,101        $  7,819        $ 1,746        $  419       $  2,787      $  5,306
$   93,399      $  6,494         $  8,112        $  5,966            N/A           N/A            N/A           N/A
       N/A           N/A              N/A             N/A        $ 5,218        $5,555       $ 15,780      $ 14,702
    53,842         1,074           36,483          34,788          3,810            25          7,440        12,691
     2,792             1              715             632            159            37            246           504
     5,976           889              759             495            N/A           N/A            N/A           N/A
       N/A           N/A              N/A             N/A            481           496          1,394         1,401
$    15.82      $   7.68         $  11.49        $  12.60        $ 10.96        $11.21       $  11.35      $  10.54
$    15.95      $   7.65         $  11.33        $  12.37        $ 10.93        $11.20       $  11.33      $  10.53
$    15.63      $   7.31         $  10.68        $  12.06            N/A           N/A            N/A           N/A
       N/A           N/A              N/A             N/A        $ 10.86        $11.20       $  11.32      $  10.50
$    15.82      $   7.68         $  11.49        $  12.60        $ 10.96        $11.21       $  11.35      $  10.54
$    16.57      $   7.95         $  11.77        $  12.85        $ 11.36        $11.64       $  11.77      $  10.94
$    15.63      $   7.31         $  10.68        $  12.06            N/A           N/A            N/A           N/A
       N/A           N/A              N/A             N/A        $ 10.86        $11.20       $  11.32      $  10.50
      3.75%         3.75%            3.75%           3.75%          3.75%         3.75%          3.75%         3.75%

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (000)
STI CLASSIC EQUITY FUNDS  November 30, 2004

                                                                              Mid-Cap
                                                                Mid-Cap     Value Equity
                                                              Equity Fund       Fund
                                                              -----------   ------------
Assets:
  Investments at Value......................................   $228,476       $248,554
  Repurchase Agreements, at Cost............................      5,253             --
                                                               --------       --------
  Total Investments*........................................    233,729        248,554
  Cash......................................................         --             --
  Foreign Currency, at Value (cost $7,959; $1,070,
    respectively)...........................................         --             --
  Interest and Dividends Receivable.........................        392            437
  Receivable for Capital Shares Sold........................         25              1
  Receivable for Investment Securities Sold.................      2,439          3,306
  Prepaid Expenses and Other Assets.........................          4              5
                                                               --------       --------
  Total Assets..............................................    236,589        252,303
                                                               --------       --------
Liabilities:
  Payable for Investment Securities Purchased...............      2,784          1,838
  Payable for Capital Shares Redeemed.......................         48             17
  Payable upon Return of Securities Loaned..................      9,791         51,845
  Investment Advisory Fees Payable..........................        202            184
  Administration Fees Payable...............................          5              4
  Distribution and Service Fees Payable.....................         18              5
  Custodian Fees Payable....................................          1              3
  Accrued Expenses..........................................         13             11
                                                               --------       --------
  Total Liabilities.........................................     12,862         53,907
                                                               --------       --------
  Total Net Assets..........................................   $223,727       $198,396
                                                               ========       ========
Net Assets:
  Capital...................................................   $208,055       $182,465
  Accumulated Net Investment Income (Loss)..................        252            335
  Accumulated Net Realized Gains (Losses) on Investment
    Transactions and Foreign Currency Transactions..........    (23,357)        (3,537)
  Net Unrealized Appreciation (Depreciation) on
    Investments.............................................     38,777         19,133
                                                               --------       --------
  Total Net Assets..........................................   $223,727       $198,396
                                                               ========       ========
NET ASSETS:
  T Shares..................................................   $193,465       $189,375
  A Shares..................................................   $ 14,948       $  1,158
  L Shares..................................................   $ 15,314       $  7,863
SHARES OUTSTANDING:
  T Shares..................................................     16,901         15,899
  A Shares..................................................      1,359             97
  L Shares..................................................      1,488            664
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
  T Shares..................................................   $  11.45       $  11.92
  A Shares..................................................   $  11.00       $  11.89
  L Shares**................................................   $  10.29       $  11.85
OFFERING PRICE PER SHARE: (100%/(100%-maximum sales charge)
  of net asset value adjusted to the nearest cent)
  T Shares..................................................   $  11.45       $  11.92
  A Shares..................................................   $  11.43       $  12.35
  L Shares..................................................   $  10.29       $  11.85
Maximum Sales Charge -- A Shares............................       3.75%          3.75%

Amounts designated as "--" are $0 or have been rounded to $0.

*  Cost $194,952; $229,421; $1,052,899; $788,033; $78,195; $143,032 and
   $839,183, respectively.

** Redemption Price Per Share Varies by Length of Time Shares are Held.

                       See notes to financial statements.

                                                                     (Unaudited)

        Small Cap      Small Cap      Strategic     Tax Sensitive
       Growth Stock   Value Equity   Quantitative      Growth       Value Income
           Fund           Fund       Equity Fund     Stock Fund      Stock Fund
       ------------   ------------   ------------   -------------   ------------
        $1,241,495     $  986,302      $86,122        $ 185,430      $ 909,832
            14,694         18,235           96            3,372         49,666
        ----------     ----------      -------        ---------      ---------
         1,256,189      1,004,537       86,218          188,802        959,498
                --             --            3               --             --
                --             --           --               --             --
               282          1,059           94            1,148          2,821
                53              1           --                2              6
             7,300            338       28,361            1,732             --
                30             26            2                9             29
        ----------     ----------      -------        ---------      ---------
         1,263,854      1,005,961      114,678          191,693        962,354
        ----------     ----------      -------        ---------      ---------
             7,198             25       24,602              545             90
                78             88           --              155            121
           302,661        204,020           --               --         12,847
               874            734           64              181            618
                21             17            2                4             21
                46             10            1               66             67
                29             13            1                4             15
                49             50            5                8             54
        ----------     ----------      -------        ---------      ---------
           310,956        204,957       24,675              963         13,833
        ----------     ----------      -------        ---------      ---------
        $  952,898     $  801,004      $90,003        $ 190,730      $ 948,521
        ==========     ==========      =======        =========      =========
        $  638,212     $  480,088      $75,498        $ 367,757      $ 968,355
            (1,283)           535          (86)            (779)         3,093
           112,679        103,877        6,568         (222,018)      (143,242)
           203,290        216,504        8,023           45,770        120,315
        ----------     ----------      -------        ---------      ---------
        $  952,898     $  801,004      $90,003        $ 190,730      $ 948,521
        ==========     ==========      =======        =========      =========
        $  867,906     $  750,566      $87,998        $ 111,370      $ 815,456
        $   45,860     $    3,444      $   303        $     581      $  77,077
        $   39,132     $   46,994      $ 1,702        $  78,779      $  55,988
            38,627         35,660        6,551            4,576         66,183
             2,079            164           23               24          6,275
             1,859          2,276          128            3,442          4,608
        $    22.47     $    21.05      $ 13.44        $   24.34      $   12.32
        $    22.06     $    20.95      $ 13.38        $   24.23      $   12.28
        $    21.04     $    20.65      $ 13.27        $   22.89      $   12.15
        $    22.47     $    21.05      $ 13.44        $   24.34      $   12.32
        $    22.92     $    21.77      $ 13.90        $   25.17      $   12.76
        $    21.04     $    20.65      $ 13.27        $   22.89      $   12.15
              3.75%          3.75%        3.75%            3.75%          3.75%

                       See notes to financial statements.

STATEMENTS OF OPERATIONS (000)
STI CLASSIC EQUITY FUNDS  For the Six Month Period Ended November 30, 2004

                                                               Aggressive                 Capital        Emerging
                                                              Growth Stock   Balanced   Appreciation   Growth Stock
                                                                  Fund         Fund         Fund           Fund
                                                              ------------   --------   ------------   ------------
Investment Income:
  Dividend Income*..........................................     $   55       $1,299      $13,786        $     8
  Interest Income...........................................         12        3,060          528              3
  Security Lending Income...................................         --           28           11             --
  Less: Foreign Taxes Withheld..............................         --           --           (4)            --
                                                                 ------       ------      -------        -------
  Total Investment Income...................................         67        4,387       14,321             11
                                                                 ------       ------      -------        -------
Expenses:
  Investment Advisory Fees..................................        219        1,469        9,891             95
  Administration Fees.......................................          7           62          342              3
  Distribution Fees -- A Shares.............................         --           13          472             --
  Distribution and Service Fees -- L Shares.................         --          297          462             --
  Distribution Fees -- B Shares.............................
  Custodian Fees............................................         --            6           34             --
  Professional Fees.........................................          1            5           29              1
  Insurance Fees............................................         --            3           16             --
  Organization Fees.........................................         10           --           --             --
  Registration Fees.........................................         --            5           28             --
  Transfer Agent Fees.......................................          7           28           91              8
  Printing Fees.............................................         --            5           28             --
  Trustees' Fees............................................         --            1            8             --
  Other Expenses............................................          9            5           16              5
                                                                 ------       ------      -------        -------
  Total Expenses............................................        253        1,899       11,417            112
    Less: Investment Advisory Fees Waived...................        (36)         (46)        (172)           (11)
    Less: Fees Reimbursed by Distributor....................         (2)          --           --             (2)
    Less: Distribution Fees Waived or Fees Reimbursed -- A
      Shares................................................         (3)          (2)         (20)            (3)
    Less: Distribution and Service Fees Waived or Fees
      Reimbursed -- L Shares................................         (2)          (8)         (10)            (3)
    Less: Distribution Fees Waived -- B Shares..............
    Expense Offset -- Insurance Premiums....................         --           (2)          (9)            --
                                                                 ------       ------      -------        -------
  Net Expenses..............................................        210        1,841       11,206             93
                                                                 ------       ------      -------        -------
  Net Investment Income (Loss)..............................       (143)       2,546        3,115            (82)
                                                                 ------       ------      -------        -------
Net Realized and Unrealized Gain (Loss) on Investments
  and Foreign Currency Transactions:
  Net Realized Gain (Loss) on Investments Sold*.............       (878)       1,462      (15,359)        (1,377)
  Net Realized Gain on Foreign Currency Transactions........         --           --           --             --
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency.........................         --           --           --             --
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments*............................................      2,162        5,554       47,149          1,252
                                                                 ------       ------      -------        -------
  Total Net Realized and Unrealized Gain (Loss) on
    Investments and Foreign Currency Transactions...........      1,284        7,016       31,790           (125)
                                                                 ------       ------      -------        -------
  Net Increase (Decrease) in Net Assets from Operations.....     $1,141       $9,562      $34,905        $  (207)
                                                                 ======       ======      =======        =======

* Dividend income, capital gain from investments in affiliated investment companies, net realized gain on securities sold and net change in unrealized appreciation on investments for the Life Vision Funds are attributable to the underlying investments in affiliated investment companies.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See notes to financial statements.

                                                                     (Unaudited)

             Information                   International   Life Vision                   Life Vision   Life Vision
  Growth         and       International      Equity        Aggressive    Life Vision      Growth       Moderate
and Income   Technology       Equity           Index       Growth Stock   Conservative   and Income      Growth
   Fund         Fund           Fund            Fund            Fund           Fund          Fund          Fund
----------   -----------   -------------   -------------   ------------   ------------   -----------   -----------
 $10,879        $ 114         $ 4,330         $ 3,685         $  103          $ 82         $  614        $1,316
      --            8              41             116             --            --             --            --
      14            2              93             106             --            --             --            --
     (13)          --            (488)           (418)            --            --             --            --
 -------        -----         -------         -------         ------          ----         ------        ------
  10,880          124           3,976           3,489            103            82            614         1,316
 -------        -----         -------         -------         ------          ----         ------        ------
   4,215           83           2,360           1,755             56             7            122           176
     186            3              74              77              9             1             19            28
      57           --              12              27              3             1              6            11
     472           32              39              27
                                                                  24            26             72            69
      19            2              94              78             --            --              1             1
      16           --               6               7              1            --              2             2
       9           --               3               4             --            --              1             1
      --           --              --              --             --            --             --            --
      15           --               6               6              1            --              2             2
      58           12              20              19              8             6             10            11
      15           --               6               6              1            --              2             2
       4           --               2               2             --            --             --             1
      22            1               3               4              1            --              2             4
 -------        -----         -------         -------         ------          ----         ------        ------
   5,088          133           2,625           2,012            104            41            239           308
      --           --              --            (173)           (30)           (4)           (54)          (77)
      --           --              --              --             --            (1)            --            --
     (15)          (2)             (2)             --             (3)           (2)            (4)           (7)
     (43)          (7)             (3)             (2)
                                                                  (7)           (8)           (18)          (23)
      (5)          --              (2)             (3)            --            --             (1)           --
 -------        -----         -------         -------         ------          ----         ------        ------
   5,025          124           2,618           1,834             64            26            162           201
 -------        -----         -------         -------         ------          ----         ------        ------
   5,855           --           1,358           1,655             39            56            452         1,115
 -------        -----         -------         -------         ------          ----         ------        ------
  35,461          577           2,974          (2,010)           442            12          1,871         3,975
      --           --              80              40             --            --             --            --
      --           --             240               7             --            --             --            --
  31,679         (460)         44,411          52,330          2,698           159          3,458         2,662
 -------        -----         -------         -------         ------          ----         ------        ------
  67,140          117          47,705          50,367          3,140           171          5,329         6,637
 -------        -----         -------         -------         ------          ----         ------        ------
 $72,995        $ 117         $49,063         $52,022         $3,179          $227         $5,781        $7,752
 =======        =====         =======         =======         ======          ====         ======        ======

STATEMENTS OF OPERATIONS (000)
STI CLASSIC EQUITY FUNDS  For the Six Month Period Ended November 30, 2004

                                                              Mid-Cap      Mid-Cap
                                                              Equity     Value Equity
                                                               Fund          Fund
                                                              -------    ------------
Investment Income:
  Dividend Income*..........................................  $ 1,984      $ 2,098
  Interest Income...........................................       33           --
  Security Lending Income...................................       25           98
  Less: Foreign Taxes Withheld..............................      (26)          (9)
                                                              -------      -------
  Total Investment Income...................................    2,016        2,187
                                                              -------      -------
Expenses:
  Investment Advisory Fees..................................    1,181        1,084
  Administration Fees.......................................       41           34
  Distribution Fees -- A Shares.............................       36            2
  Distribution and Service Fees -- L Shares.................       75           38
  Custodian Fees............................................        4            3
  Professional Fees.........................................        3            3
  Insurance Fees............................................        2            2
  Organization Fees.........................................       --           --
  Registration Fees.........................................        3            3
  Transfer Agent Fees.......................................       19           13
  Printing Fees.............................................        3            3
  Trustees' Fees............................................        1            1
  Other Expenses............................................        7            5
                                                              -------      -------
  Total Expenses............................................    1,375        1,191
    Less: Investment Advisory Fees Waived...................      (22)         (87)
    Less: Fees Reimbursed by Distributor....................       --           --
    Less: Distribution Fees Waived or Fees Reimbursed -- A
     Shares.................................................       (4)          (2)
    Less: Distribution and Service Fees Waived or Fees
     Reimbursed -- L Shares.................................       (6)         (17)
    Expense Offset -- Insurance Premiums....................       (1)          (1)
                                                              -------      -------
  Net Expenses..............................................    1,342        1,084
                                                              -------      -------
  Net Investment Income (Loss)..............................      674        1,103
                                                              -------      -------
Net Realized and Unrealized Gain (Loss) on Investments
  and Foreign Currency Transactions:
  Net Realized Gain (Loss) on Investments Sold*.............    5,462       13,618
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments*............................................   16,168        2,272
                                                              -------      -------
  Total Net Realized and Unrealized Gain (Loss) on
    Investments and Foreign Currency Transactions...........   21,630       15,890
                                                              -------      -------
  Net Increase (Decrease) in Net Assets from Operations.....  $22,304      $16,993
                                                              =======      =======

* Dividend income, capital gain from investments in affiliated investment companies, net realized gain on securities sold and net change in unrealized appreciation on investments for the Life Vision Funds are attributable to the underlying investments in affiliated investment companies.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See notes to financial statements.

                                                                     (Unaudited)

                               Strategic     Tax Sensitive
 Small Cap      Small Cap     Quantitative      Growth          Value
Growth Stock   Value Equity      Equity          Stock       Income Stock
    Fund           Fund           Fund           Fund            Fund
------------   ------------   ------------   -------------   ------------
  $ 3,352        $  5,009        $  343        $  2,034        $10,522
       91              67             6              19            297
      818             254            --               1             34
      (10)           (131)           --              --            (21)
  -------        --------        ------        --------        -------
    4,251           5,199           349           2,054         10,832
  -------        --------        ------        --------        -------
    4,959           4,211           432           1,186          3,511
      172             146            15              42            174
      106               7            --               1            120
      188             226             8             419            279
       32              15             1               4             18
       15              12             2               4             15
        8               7             1               2              8
       --              --             5              --             --
       14              12             1               3             14
       40              36             8              31             48
       14              12             1               3             14
        4               3            --               1              4
       22              21             4               4              8
  -------        --------        ------        --------        -------
    5,574           4,708           478           1,700          4,213
       --              --           (56)             --             --
       --              --            --              --             --
      (30)             (4)           (2)             (2)            (3)
       (5)           (169)           (2)            (13)            (4)
       (5)             (4)           (1)             (1)            (4)
  -------        --------        ------        --------        -------
    5,534           4,531           417           1,684          4,202
  -------        --------        ------        --------        -------
   (1,283)            668           (68)            370          6,630
  -------        --------        ------        --------        -------
   53,611          62,203         3,661          17,199         48,826
   40,549          44,088         4,919         (10,237)        15,153
  -------        --------        ------        --------        -------
   94,160         106,291         8,580           6,962         63,979
  -------        --------        ------        --------        -------
  $92,877        $106,959        $8,512        $  7,332        $70,609
  =======        ========        ======        ========        =======

STATEMENTS OF CHANGES IN NET ASSETS (000)
STI CLASSIC EQUITY FUNDS For the Six Month Period Ended November 30, 2004 (Unaudited) and the Year Ended May 31, 2004

                                                                 Aggressive Growth              Balanced
                                                                    Stock Fund                    Fund
                                                              -----------------------    ----------------------
                                                              06/01/04-    02/23/04*-    06/01/04-    06/01/03-
                                                              11/30/04      5/31/04      11/30/04      5/31/04
                                                              ---------    ----------    ---------    ---------
Operations:
  Net Investment Income (Loss)..............................   $  (143)     $   (21)     $  2,546     $  4,071
  Net Realized Gain (Loss) on Investments Sold..............      (878)         (39)        1,462       26,469
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments..........................................     2,162          389         5,554      (17,586)
                                                               -------      -------      --------     --------
  Net Increase (Decrease) in Net Assets from Operations.....     1,141          329         9,562       12,954
                                                               -------      -------      --------     --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares................................................        --           --        (1,978)      (3,826)
    A Shares................................................        --           --           (63)        (114)
    L Shares................................................        --           --          (180)        (403)
                                                               -------      -------      --------     --------
  Total Dividends and Distributions.........................        --           --        (2,221)      (4,343)
                                                               -------      -------      --------     --------
Capital Transactions:
  Proceeds from Shares Issued...............................    26,290       20,408        26,765       91,110
  Reinvestment of Cash Distributions........................        --           --         2,111        4,100
  Cost of Shares Redeemed...................................    (3,675)        (122)      (57,661)     (89,769)
                                                               -------      -------      --------     --------
  Increase (Decrease) in Net Assets from Capital
    Transactions............................................    22,615       20,286       (28,785)       5,441
                                                               -------      -------      --------     --------
    Total Increase (Decrease) in Net Assets.................    23,756       20,615       (21,444)      14,052
                                                               -------      -------      --------     --------
Net Assets:
  Beginning of Period.......................................    20,615           --       318,379      304,327
                                                               -------      -------      --------     --------
  End of Period.............................................   $44,371      $20,615      $296,935     $318,379
                                                               =======      =======      ========     ========
Undistributed Net Investment Income (Loss), End of Period...   $  (148)     $    (5)     $  1,218     $    893
                                                               =======      =======      ========     ========

* Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See notes to financial statements.

 Capital Appreciation        Emerging Growth            Growth and            Information and
         Fund                   Stock Fund              Income Fund           Technology Fund
-----------------------   ----------------------   ---------------------   ---------------------
06/01/04-    06/01/03-    06/01/04-   02/23/04*-   06/01/04-   06/01/03-   06/01/04-   06/01/03-
 11/30/04     5/31/04     11/30/04     5/31/04     11/30/04     5/31/04    11/30/04     5/31/04
---------    ----------   ---------   ----------   ---------   ---------   ---------   ---------
$    3,115   $   (5,705)   $   (82)    $   (24)    $  5,855    $   7,823         --    $   (233)
   (15,359)     240,042     (1,377)       (178)      35,461       54,492        577       4,946
    47,149      (77,211)     1,252         (39)      31,679       99,001       (460)       (901)
----------   ----------    -------     -------     --------    ---------    -------    --------
    34,905      157,126       (207)       (241)      72,995      161,316        117       3,812
----------   ----------    -------     -------     --------    ---------    -------    --------
        --           --         --          --       (3,510)      (6,962)        --          --
        --           --         --          --         (158)        (336)        --          --
        --           --         --          --           --         (163)        --          --
----------   ----------    -------     -------     --------    ---------    -------    --------
        --           --         --          --       (3,668)      (7,461)        --          --
----------   ----------    -------     -------     --------    ---------    -------    --------
   422,110      317,226      5,452      13,433       84,701      227,618      1,862       7,248
        --           --         --          --        1,464        3,024         --          --
  (162,887)    (305,903)      (865)       (228)     (92,008)    (167,553)    (4,322)    (12,243)
----------   ----------    -------     -------     --------    ---------    -------    --------
   259,223       11,323      4,587      13,205       (5,843)      63,089     (2,460)     (4,995)
----------   ----------    -------     -------     --------    ---------    -------    --------
   294,128      168,449      4,380      12,964       63,484      216,944     (2,343)     (1,183)
----------   ----------    -------     -------     --------    ---------    -------    --------
 1,494,991    1,326,542     12,964          --      926,372      709,428     17,091      18,274
----------   ----------    -------     -------     --------    ---------    -------    --------
$1,789,119   $1,494,991    $17,344     $12,964     $989,856    $ 926,372    $14,748    $ 17,091
==========   ==========    =======     =======     ========    =========    =======    ========
$    3,115   $       --    $   (88)    $    (6)    $  3,738    $   1,551    $    --    $     --
==========   ==========    =======     =======     ========    =========    =======    ========

STATEMENTS OF CHANGES IN NET ASSETS (000)
STI CLASSIC EQUITY FUNDS For the Six Month Period Ended November 30, 2004 (Unaudited) and the Year Ended May 31, 2004

                                                          International           International                Life Vision
                                                           Equity Fund          Equity Index Fund         Aggressive Growth Fund
                                                      ---------------------   ---------------------      ------------------------
                                                      06/01/04-   06/01/03-   06/01/04-   06/01/03-      06/01/04-      06/01/03-
                                                      11/30/04     5/31/04    11/30/04     5/31/04       11/30/04        5/31/04
                                                      ---------   ---------   ---------   ---------      ---------      ---------
Operations:
  Net Investment Income (Loss) (1)..................  $  1,358    $  2,690    $  1,655    $  4,350        $    39        $   124
  Capital Gain Received from Investments in
    Affiliated Investment Companies (1).............        --          --          --          --             --             --
  Net Realized Gain (Loss) on Investments Sold
    (1).............................................     2,974      12,338      (2,010)      3,091            442            325
  Net Realized Gain on Foreign Currency
    Transactions....................................        80         334          40         480             --             --
  Net Change in Unrealized Appreciation
    (Depreciation)
    on Foreign Currency and Translation of Other
    Assets
    and Liabilities in Foreign Currency.............       240        (192)          7         (40)            --             --
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments (1)...............    44,411      42,284      52,330      82,047          2,698          6,169
                                                      --------    --------    --------    --------        -------        -------
  Net Increase (Decrease) in Net Assets from
    Operations......................................    49,063      57,454      52,022      89,928          3,179          6,618
                                                      --------    --------    --------    --------        -------        -------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares........................................        --      (3,390)         --      (3,907)           (58)          (120)
    A Shares........................................        --         (74)         --        (153)            --             --
    L Shares........................................        --         (45)         --         (22)            --             --
    B Shares........................................                                                           --             (4)
  Return of Capital:
    T Shares........................................        --          --          --          --             --            (12)
                                                      --------    --------    --------    --------        -------        -------
  Total Dividends and Distributions.................        --      (3,509)         --      (4,082)           (58)          (136)
                                                      --------    --------    --------    --------        -------        -------
Capital Transactions:
  Proceeds from Shares Issued.......................    62,893     162,570      74,704     107,905          5,443         12,581
  Reinvestment of Cash Distributions................        --       1,489          --       3,234             58            136
  Cost of Shares Redeemed...........................   (23,488)    (74,289)    (45,938)    (87,317)        (3,618)        (5,230)
                                                      --------    --------    --------    --------        -------        -------
  Increase (Decrease) in Net Assets from Capital
    Transactions....................................    39,405      89,770      28,766      23,822          1,883          7,487
                                                      --------    --------    --------    --------        -------        -------
    Total Increase (Decrease) in Net Assets.........    88,468     143,715      80,788     109,668          5,004         13,969
                                                      --------    --------    --------    --------        -------        -------
Net Assets:
  Beginning of Period...............................   346,842     203,127     371,408     261,740         43,702         29,733
                                                      --------    --------    --------    --------        -------        -------
  End of Period.....................................  $435,310    $346,842    $452,196    $371,408        $48,706        $43,702
                                                      ========    ========    ========    ========        =======        =======
Undistributed Net Investment Income (Loss), End of
  Period............................................  $  3,735    $  2,377    $  4,690    $  3,035        $   (19)       $    --
                                                      ========    ========    ========    ========        =======        =======

* Commencement of operations.

(1) Net investment income, capital gains received from investment companies, net realized gain (loss) on securities sold and net change in unrealized appreciation (depreciation) on investments for the Life Vision Funds are attributable to the underlying investments in affiliated investment companies.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See notes to financial statements.

     Life Vision              Life Vision              Life Vision               Mid-Cap
  Conservative Fund     Growth and Income Fund    Moderate Growth Fund         Equity Fund
---------------------   -----------------------   ---------------------   ---------------------
06/01/04-   06/01/03-   06/01/04-    06/01/03-    06/01/04-   06/01/03-   06/01/04-   06/01/03-
11/30/04     5/31/04     11/30/04     5/31/04     11/30/04     5/31/04    11/30/04     5/31/04
---------   ---------   ----------   ----------   ---------   ---------   ---------   ---------
 $   56      $   61      $    452     $  1,051    $  1,115    $  1,907    $    674    $    999
     --           1            --            8          --          12          --          --
     12           9         1,871        2,565       3,975       2,529       5,462      22,721
     --          --            --           --          --          --          --          --
     --          --            --           --          --          --          --          --
    159          95         3,458        8,207       2,662       9,804      16,168       6,629
 ------      ------      --------     --------    --------    --------    --------    --------
    227         166         5,781       11,831       7,752      14,252      22,304      30,349
 ------      ------      --------     --------    --------    --------    --------    --------
     --          --          (433)        (972)       (983)     (1,737)       (481)       (869)
     (4)         (3)           (8)          (5)        (27)        (19)        (18)        (41)
                                                                                --         (12)
    (42)        (47)          (25)         (58)        (62)        (90)
     --          --            --           --          --          --          --          --
 ------      ------      --------     --------    --------    --------    --------    --------
    (46)        (50)         (466)      (1,035)     (1,072)     (1,846)       (499)       (922)
 ------      ------      --------     --------    --------    --------    --------    --------
    816       5,195        15,703       34,639      17,882      61,075      27,117      95,322
     38          42           464        1,030       1,067       1,835         224         410
   (301)       (637)       (8,061)     (18,362)    (10,335)    (33,293)    (35,670)    (57,150)
 ------      ------      --------     --------    --------    --------    --------    --------
    553       4,600         8,106       17,307       8,614      29,617      (8,329)     38,582
 ------      ------      --------     --------    --------    --------    --------    --------
    734       4,716        13,421       28,103      15,294      42,023      13,476      68,009
 ------      ------      --------     --------    --------    --------    --------    --------
  5,516         800        89,569       61,466     138,436      96,413     210,251     142,242
 ------      ------      --------     --------    --------    --------    --------    --------
 $6,250      $5,516      $102,990     $ 89,569    $153,730    $138,436    $223,727    $210,251
 ======      ======      ========     ========    ========    ========    ========    ========
 $   22      $   12      $    119     $    133    $    383    $    340    $    252    $     77
 ======      ======      ========     ========    ========    ========    ========    ========

STATEMENTS OF CHANGES IN NET ASSETS (000)
STI CLASSIC EQUITY FUNDS For the Six Month Period Ended November 30, 2004 (Unaudited) and the Year Ended May 31, 2004

                                                                     Mid-Cap                Small Cap
                                                                Value Equity Fund       Growth Stock Fund
                                                              ---------------------   ---------------------
                                                              06/01/04-   06/01/03-   06/01/04-   06/01/03-
                                                              11/30/04     5/31/04    11/30/04     5/31/04
                                                              ---------   ---------   ---------   ---------
Operations:
  Net Investment Income (Loss)..............................  $  1,103    $    669    $ (1,283)   $ (7,285)
  Net Realized Gain (Loss) on Investments Sold..............    13,618      18,863      53,611     145,086
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments..........................................     2,272      12,849      40,549      80,171
                                                              --------    --------    --------    --------
  Net Increase (Decrease) in Net Assets from Operations.....    16,993      32,381      92,877     217,972
                                                              --------    --------    --------    --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares................................................      (889)       (653)         --          --
    A Shares................................................        (3)         --          --          --
    L Shares................................................       (18)         (1)         --          --
  Net Realized Gains:
    T Shares................................................        --          --          --          --
    A Shares................................................        --          --          --          --
    L Shares................................................        --          --          --          --
                                                              --------    --------    --------    --------
  Total Dividends and Distributions.........................      (910)       (654)         --          --
                                                              --------    --------    --------    --------
Capital Transactions:
  Proceeds from Shares Issued...............................    40,275      53,984     101,095     240,331
  Reinvestment of Cash Distributions........................       344         225          --          --
  Cost of Shares Redeemed...................................   (13,981)    (35,859)   (111,668)   (202,911)
                                                              --------    --------    --------    --------
  Increase (Decrease) in Net Assets from Capital
    Transactions............................................    26,638      18,350     (10,573)     37,420
                                                              --------    --------    --------    --------
    Total Increase (Decrease) in Net Assets.................    42,721      50,077      82,304     255,392
                                                              --------    --------    --------    --------
Net Assets:
  Beginning of Period.......................................   155,675     105,598     870,594     615,202
                                                              --------    --------    --------    --------
  End of Period.............................................  $198,396    $155,675    $952,898    $870,594
                                                              ========    ========    ========    ========
Undistributed Net Investment Income (Loss), End of Period...  $    335    $    142    $ (1,283)   $     --
                                                              ========    ========    ========    ========

* Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See notes to financial statements.

Small Cap               Strategic Quantitative       Tax Sensitive           Value Income
Value Equity Fund            Equity Fund           Growth Stock Fund          Stock Fund
---------------------   ----------------------   ---------------------   ---------------------
06/01/04-   06/01/03-   06/01/04-   08/07/03*-   06/01/04-   06/01/03-   06/01/04-   06/01/03-
11/30/04     5/31/04    11/30/04     5/31/04     11/30/04     5/31/04    11/30/04     5/31/04
---------   ---------   ---------   ----------   ---------   ---------   ---------   ---------
$    668    $  2,067     $   (68)    $   (90)    $    370    $ (1,885)   $  6,630    $ 10,571
  62,203      66,912       3,661       3,973       17,199      31,183      48,826      71,412
  44,088     113,873       4,919       3,104      (10,237)      2,584      15,153      62,760
--------    --------     -------     -------     --------    --------    --------    --------
 106,959     182,852       8,512       6,987        7,332      31,882      70,609     144,743
--------    --------     -------     -------     --------    --------    --------    --------
  (1,213)     (2,433)         --          --           --          --      (5,095)     (9,766)
      (3)         --          --          --           --          --        (368)       (744)
      --          (5)         --          --           --          --         (86)       (212)
      --          --          --        (972)          --          --          --          --
      --          --          --          (1)          --          --          --          --
      --          --          --         (21)          --          --          --          --
--------    --------     -------     -------     --------    --------    --------    --------
  (1,216)     (2,438)         --        (994)          --          --      (5,549)    (10,722)
--------    --------     -------     -------     --------    --------    --------    --------
  52,713     211,670      21,819      65,474        3,517      16,168     109,098     138,140
     611       1,308          --         675           --          --       4,383       8,432
 (90,910)   (213,077)     (8,868)     (3,602)     (58,182)   (118,501)    (76,608)   (230,205)
--------    --------     -------     -------     --------    --------    --------    --------
 (37,586)        (99)     12,951      62,547      (54,665)   (102,333)     36,873     (83,633)
--------    --------     -------     -------     --------    --------    --------    --------
  68,157     180,315      21,463      68,540      (47,333)    (70,451)    101,933      50,388
--------    --------     -------     -------     --------    --------    --------    --------
 732,847     552,532      68,540          --      238,063     308,514     846,588     796,200
--------    --------     -------     -------     --------    --------    --------    --------
$801,004    $732,847     $90,003     $68,540     $190,730    $238,063    $948,521    $846,588
========    ========     =======     =======     ========    ========    ========    ========
$    535    $  1,083     $   (86)    $   (18)    $   (779)   $ (1,149)   $  3,093    $  2,012
========    ========     =======     =======     ========    ========    ========    ========

FINANCIAL HIGHLIGHTS
STI CLASSIC EQUITY FUNDS For the Six Month Period Ended November 30, 2004* (Unaudited) and the Periods Ended May 31,
For a Share Outstanding Throughout Each Year or Period

                                     Net Asset                            Net Realized                         Dividends
                                       Value,              Net           and Unrealized                           from
                                     Beginning         Investment        Gains (Losses)      Total From      Net Investment
                                     of Period        Income (Loss)      on Investments      Operations          Income
                                    ------------      -------------      --------------      ----------      --------------
AGGRESSIVE GROWTH STOCK FUND
T Shares
                      2004*            $10.00             (0.03)              0.20              0.17                --
                      2004 (b)          10.00             (0.02)(a)           0.02(a)             --                --
A Shares
                      2004*            $ 9.99             (0.03)              0.18              0.15                --
                      2004 (b)          10.00             (0.03)(a)           0.02(a)          (0.01)               --
L Shares
                      2004*            $ 9.97             (0.03)              0.16              0.13                --
                      2004 (b)          10.00             (0.04)(a)           0.01(a)          (0.03)               --
BALANCED FUND
T Shares
                      2004*            $12.23             (0.08)              0.48              0.40             (0.10)
                      2004              11.92              0.18(a)            0.32(a)           0.50             (0.19)
                      2003              12.18              0.20              (0.23)            (0.03)            (0.23)
                      2002              13.18              0.23              (0.65)            (0.42)            (0.24)
                      2001              13.37              0.30               0.12              0.42             (0.31)
                      2000              13.26              0.32               0.33              0.65             (0.30)
A Shares
                      2004*            $12.28             (0.06)              0.44              0.38             (0.08)
                      2004              11.97              0.14(a)            0.33(a)           0.47             (0.16)
                      2003              12.24              0.16              (0.24)            (0.08)            (0.19)
                      2002              13.24              0.18              (0.64)            (0.46)            (0.20)
                      2001              13.43              0.27               0.11              0.38             (0.27)
                      2000              13.32              0.29               0.31              0.60             (0.25)
L Shares
                      2004*            $12.12             (0.02)              0.36              0.34             (0.04)
                      2004              11.82              0.05(a)            0.32(a)           0.37             (0.07)
                      2003              12.07              0.08              (0.22)            (0.14)            (0.11)
                      2002              13.07              0.10              (0.65)            (0.55)            (0.11)
                      2001              13.27              0.16               0.11              0.27             (0.17)
                      2000              13.17              0.17               0.33              0.50             (0.16)
CAPITAL APPRECIATION FUND
T Shares
                      2004*            $12.33              0.02               0.23              0.25                --
                      2004              11.02             (0.03)(a)           1.34(a)           1.31                --
                      2003              12.24             (0.03)(a)          (1.19)(a)         (1.22)               --
                      2002              13.89                --              (1.53)            (1.53)               --
                      2001              17.12             (0.05)             (0.38)            (0.43)               --
                      2000              16.62              0.02               1.40              1.42                --
A Shares
                      2004*            $11.82              0.02               0.18              0.20                --
                      2004              10.63             (0.10)(a)           1.29(a)           1.19                --
                      2003              11.89             (0.10)(a)          (1.16)(a)         (1.26)               --
                      2002              13.59             (0.10)             (1.48)            (1.58)               --
                      2001              16.91             (0.14)             (0.38)            (0.52)               --
                      2000              16.53             (0.11)              1.41              1.30                --
L Shares
                      2004*            $11.22              0.02               0.15              0.17                --
                      2004              10.15             (0.15)(a)           1.22(a)           1.07                --
                      2003              11.40             (0.14)(a)          (1.11)(a)         (1.25)               --
                      2002              13.09             (0.06)             (1.51)            (1.57)               --
                      2001              16.45             (0.16)             (0.40)            (0.56)               --
                      2000              16.18             (0.24)              1.43              1.19                --
EMERGING GROWTH STOCK FUND
T Shares
                      2004*            $ 9.60             (0.05)             (0.21)            (0.26)               --
                      2004 (b)          10.00             (0.03)(a)          (0.37)(a)         (0.40)               --
A Shares
                      2004*            $ 9.59             (0.05)             (0.23)            (0.28)               --
                      2004 (b)          10.00             (0.04)(a)          (0.37)(a)         (0.41)               --
L Shares
                      2004*            $ 9.58             (0.05)             (0.26)            (0.31)               --
                      2004 (c)          10.14             (0.05)(a)          (0.51)(a)         (0.56)               --

                       Distributions
                           from               Total
                         Realized         Dividends and
                       Capital Gains      Distributions
                       -------------      -------------
AGGRESSIVE GROWTH STOCK FUND
T Shares
                              --                 --
                              --                 --
A Shares
                              --                 --
                              --                 --
L Shares
                              --                 --
                              --                 --
BALANCED FUND
T Shares
                              --              (0.10)
                              --              (0.19)
                              --              (0.23)
                           (0.34)             (0.58)
                           (0.30)             (0.61)
                           (0.24)             (0.54)
A Shares
                              --              (0.08)
                              --              (0.16)
                              --              (0.19)
                           (0.34)             (0.54)
                           (0.30)             (0.57)
                           (0.24)             (0.49)
L Shares
                              --              (0.04)
                              --              (0.07)
                              --              (0.11)
                           (0.34)             (0.45)
                           (0.30)             (0.47)
                           (0.24)             (0.40)
CAPITAL APPRECIATION FUND
T Shares
                              --                 --
                              --                 --
                              --                 --
                           (0.12)             (0.12)
                           (2.80)             (2.80)
                           (0.92)             (0.92)
A Shares
                              --                 --
                              --                 --
                              --                 --
                           (0.12)             (0.12)
                           (2.80)             (2.80)
                           (0.92)             (0.92)
L Shares
                              --                 --
                              --                 --
                              --                 --
                           (0.12)             (0.12)
                           (2.80)             (2.80)
                           (0.92)             (0.92)
EMERGING GROWTH STOCK FUND
T Shares
                              --                 --
                              --                 --
A Shares
                              --                 --
                              --                 --
L Shares
                              --                 --
                              --                 --

                                                                Ratio of        Ratio of Expenses to
Net Assets             Net Assets,       Ratio of Net        Net Investment      Average Net Assets    Portfolio
Value, End    Total       End of         Expenses to        Income (Loss) to     (Excluding Waivers    Turnover
of Period    Return+   Period (000)   Average Net Assets   Average Net Assets   and Reimbursements)      Rate
----------   -------   ------------   ------------------   ------------------   --------------------   ---------
  $10.17       1.70%    $   44,182           1.19%               (0.81)%                1.41%              16%
   10.00         --         20,501           1.22                (0.74)                 1.61                2
  $10.14       1.50%    $       98           1.56%               (1.17)%                9.54%              16%
    9.99      (0.10)            49           1.65                (1.25)                11.29++              2
  $10.10       1.30%    $       91           2.09%               (1.71)%                7.69%              16%
    9.97      (0.30)            65           2.10                (1.69)                 8.78++              2
  $12.53       3.29%    $  233,765           0.98%                1.85%                 1.01%              88%
   12.23       4.24        244,042           1.02                 1.50                  1.05              116
   11.92      (0.14)       228,475           1.02                 1.74                  1.05              102
   12.18      (3.29)       241,604           1.02                 1.78                  1.05               95
   13.18       3.24        209,316           1.01                 2.24                  1.05               99
   13.37       5.02        223,634           0.97                 2.39                  1.07              182
  $12.58       3.14%    $    9,152           1.27%                1.56%                 1.35%              88%
   12.28       3.91          8,902           1.34                 1.18                  1.54              116
   11.97      (0.54)         8,285           1.33                 1.43                  1.55              102
   12.24      (3.57)         9,020           1.33                 1.46                  1.55               95
   13.24       2.91          7,834           1.32                 1.93                  1.54               99
   13.43       4.66          9,627           1.27                 2.07                  1.51              182
  $12.42       2.78%    $   54,018           2.00%                0.81%                 2.06%              88%
   12.12       3.12         65,435           2.09                 0.42                  2.18              116
   11.82      (1.15)        67,567           2.09                 0.67                  2.18              102
   12.07      (4.33)        74,880           2.09                 0.71                  2.16               95
   13.07       2.11         67,824           2.07                 1.18                  2.15               99
   13.27       3.88         64,322           2.03                 1.33                  2.18              182
  $12.58       2.03%    $1,561,404           1.19%                0.48%                 1.21%              39%
   12.33      11.89      1,248,636           1.23                (0.25)                 1.24              106
   11.02      (9.97)     1,090,549           1.22                (0.32)                 1.24               69
   12.24     (11.06)     1,204,445           1.22                (0.54)                 1.24               75
   13.89      (3.74)     1,177,933           1.21                (0.29)                 1.24               75
   17.12       8.98      1,296,927           1.17                 0.10                  1.26              129
  $12.02       1.69%    $  139,063           1.86%               (0.23)%                1.91%              39%
   11.82      11.19        145,883           1.88                (0.91)                 2.00              106
   10.63     (10.60)       141,488           1.88                (0.98)                 2.00               69
   11.89     (11.68)       163,155           1.88                (1.20)                 1.99               75
   13.59      (4.38)       202,548           1.86                (0.94)                 1.98               75
   16.91       8.29        251,421           1.82                (0.55)                 1.98              129
  $11.39       1.52%    $   88,652           2.23%               (0.62)%                2.27%              39%
   11.22      10.54        100,472           2.35                (1.38)                 2.43              106
   10.15     (10.96)        94,505           2.35                (1.45)                 2.45               69
   11.40     (12.05)       110,923           2.35                (1.67)                 2.39               75
   13.09      (4.79)       112,497           2.33                (1.41)                 2.39               75
   16.45       7.77        128,159           2.29                (1.03)                 2.39              129
  $ 9.34      (2.71)%   $   17,239           1.22%               (1.07)%                1.39%              43%
    9.60      (4.00)        12,891           1.22                (1.04)                 1.69               11
  $ 9.31      (2.92)%   $       76           1.58%               (1.44)%               11.42%              43%
    9.59      (4.10)            39           1.65                (1.46)                13.36++             11
  $ 9.27      (3.24)%   $       29           2.09%               (1.94)%               21.73%              43%
    9.58      (5.52)            34           2.11                (1.95)                18.36++             11

      See notes to financial highlights and notes to financial statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC EQUITY FUNDS For the Six Month Period Ended November 30, 2004* (Unaudited) and the Periods Ended May 31,
For a Share Outstanding Throughout Each Year or Period

                                    Net Asset                          Net Realized                         Dividends
                                     Value,             Net           and Unrealized                           from
                                    Beginning       Investment        Gains (Losses)      Total From      Net Investment
                                    of Period      Income (Loss)      on Investments      Operations          Income
                                    ---------      -------------      --------------      ----------      --------------
GROWTH AND INCOME FUND
T Shares
                      2004*          $14.72             (0.03)               1.20            1.17             (0.07)
                      2004            12.21              0.14(a)             2.50(a)         2.64             (0.13)
                      2003            13.80              0.13               (1.60)          (1.47)            (0.12)
                      2002            15.05              0.09               (1.26)          (1.17)            (0.08)
                      2001            15.53              0.07               (0.04)           0.03             (0.08)
                      2000            16.09              0.11                0.55            0.66             (0.10)
A Shares
                      2004*          $14.83             (0.01)               1.18            1.17             (0.05)
                      2004            12.31              0.12(a)             2.51(a)         2.63             (0.11)
                      2003            13.91              0.11               (1.61)          (1.50)            (0.10)
                      2002            15.17              0.06               (1.27)          (1.21)            (0.05)
                      2001            15.65              0.04               (0.04)             --             (0.05)
                      2000            16.21              0.09                0.55            0.64             (0.08)
L Shares
                      2004*          $14.54              0.04                1.05            1.09                --
                      2004            12.08              0.01(a)             2.47(a)         2.48             (0.02)
                      2003            13.66                --               (1.56)          (1.56)            (0.02)
                      2002            14.96             (0.02)              (1.28)          (1.30)               --
                      2001            15.49             (0.05)              (0.05)          (0.10)               --
                      2000            16.10                --                0.51            0.51                --
INFORMATION AND TECHNOLOGY FUND
T Shares
                      2004*          $ 7.50                --                0.18            0.18                --
                      2004             6.07             (0.06)(a)            1.49(a)         1.43                --
                      2003             8.06             (0.04)(a)           (1.95)(a)       (1.99)               --
                      2002            13.34              0.01               (5.29)          (5.28)               --
                      2001            15.87             (0.08)              (2.45)          (2.53)               --
                      2000(d)         10.00             (0.04)               5.91            5.87                --
A Shares
                      2004*          $ 7.49                --                0.16            0.16                --
                      2004(e)          7.16             (0.07)(a)            0.40(a)         0.33                --
L Shares
                      2004*          $ 7.18                --                0.13            0.13                --
                      2004             5.86             (0.12)(a)            1.44(a)         1.32                --
                      2003             7.86             (0.09)(a)           (1.91)(a)       (2.00)               --
                      2002            13.15             (0.14)              (5.15)          (5.29)               --
                      2001            15.81             (0.22)              (2.44)          (2.66)               --
                      2000(f)         18.20             (0.07)              (2.32)          (2.39)               --
INTERNATIONAL EQUITY FUND
T Shares
                      2004*          $10.15              0.03                1.31            1.34                --
                      2004             8.00              0.10(a)             2.19(a)         2.29             (0.14)
                      2003             9.31              0.07               (1.32)          (1.25)            (0.06)
                      2002            10.19              0.19               (1.07)          (0.88)               --
                      2001            12.56                --               (1.22)          (1.22)            (0.04)
                      2000            12.97             (0.10)               1.42            1.32             (0.07)
A Shares
                      2004*          $10.03              0.03                1.27            1.30                --
                      2004             7.92              0.04(a)             2.17(a)         2.21             (0.10)
                      2003             9.21              0.04               (1.30)          (1.26)            (0.03)
                      2002            10.11              0.14               (1.04)          (0.90)               --
                      2001            12.47             (0.02)              (1.23)          (1.25)               --
                      2000            12.89             (0.11)               1.37            1.26             (0.02)
L Shares
                      2004*          $ 9.49              0.03                1.16            1.19                --
                      2004             7.50             (0.01)(a)            2.06(a)         2.05             (0.06)
                      2003             8.75             (0.01)              (1.24)          (1.25)               --
                      2002             9.68              0.04               (0.97)          (0.93)               --
                      2001            12.06             (0.16)              (1.11)          (1.27)               --
                      2000            12.58             (0.32)               1.46            1.14                --

                       Distributions
                           from               Total
                         Realized         Dividends and
                       Capital Gains      Distributions
                       -------------      -------------
GROWTH AND INCOME FUND
T Shares
                              --              (0.07)
                              --              (0.13)
                              --              (0.12)
                              --              (0.08)
                           (0.43)             (0.51)
                           (1.12)             (1.22)
A Shares
                              --              (0.05)
                              --              (0.11)
                              --              (0.10)
                              --              (0.05)
                           (0.43)             (0.48)
                           (1.12)             (1.20)
L Shares
                              --                 --
                              --              (0.02)
                              --              (0.02)
                              --                 --
                           (0.43)             (0.43)
                           (1.12)             (1.12)
INFORMATION AND TECHNOLOGY FUND
T Shares
                              --                 --
                              --                 --
                              --                 --
                              --                 --
                              --                 --
                              --                 --
A Shares
                              --                 --
                              --                 --
L Shares
                              --                 --
                              --                 --
                              --                 --
                              --                 --
                              --                 --
                              --                 --
INTERNATIONAL EQUITY FUND
T Shares
                              --                 --
                              --              (0.14)
                              --              (0.06)
                              --                 --
                           (1.11)             (1.15)
                           (1.66)             (1.73)
A Shares
                              --                 --
                              --              (0.10)
                              --              (0.03)
                              --                 --
                           (1.11)             (1.11)
                           (1.66)             (1.68)
L Shares
                              --                 --
                              --              (0.06)
                              --                 --
                              --                 --
                           (1.11)             (1.11)
                           (1.66)             (1.66)

                                                                Ratio of        Ratio of Expenses to
Net Assets             Net Assets,       Ratio of Net        Net Investment      Average Net Assets    Portfolio
Value, End    Total       End of         Expenses to        Income (Loss) to     (Excluding Waivers    Turnover
of Period    Return+   Period (000)   Average Net Assets   Average Net Assets   and Reimbursements)      Rate
----------   -------   ------------   ------------------   ------------------   --------------------   ---------
  $15.82       7.95%     $851,916            0.96%                1.36%                  0.96%              26%
   14.72      21.76       782,665            1.00                 1.03                   1.00               51
   12.21     (10.58)      598,862            0.99                 1.05                   0.99               52
   13.80      (7.80)      792,557            0.99                 0.63                   0.99               68
   15.05       0.11       867,664            0.99                 0.49                   0.99               73
   15.53       4.11       885,109            1.01                 0.76                   1.01               53
  $15.95       7.92%     $ 44,541            1.18%                1.10%                  1.24%              26%
   14.83      21.45        45,808            1.18                 0.84                   1.36               51
   12.31     (10.74)       36,305            1.18                 0.88                   1.38               52
   13.91      (7.97)       36,789            1.18                 0.44                   1.36               68
   15.17      (0.07)       40,174            1.18                 0.30                   1.35               73
   15.65       3.92        42,666            1.18                 0.58                   1.31               53
  $15.63       7.50%     $ 93,399            1.92%                0.37%                  2.01%              26%
   14.54      20.58        97,899            1.93                 0.09                   2.17               51
   12.08     (11.41)       74,261            1.93                 0.11                   2.20               52
   13.66      (8.69)       94,671            1.93                (0.29)                  2.16               68
   14.96      (0.77)       78,376            1.93                (0.45)                  2.14               73
   15.49       3.11        62,462            1.93                (0.14)                  2.18               53
  $ 7.68       2.40%     $  8,247            1.24%                0.39%                  1.24%             225%
    7.50      23.56         9,712            1.36                (0.87)                  1.36              384
    6.07     (24.69)       11,789            1.25                (0.72)                  1.25            1,259
    8.06     (39.58)       32,068            1.19                (0.92)                  1.19            1,102
   13.34     (15.94)       87,045            1.20                (0.45)                  1.21              750
   15.87      58.70       106,425            1.20                (0.54)                  1.34              250
  $ 7.65       2.14%     $      7            1.72%                1.43%                117.45%             225%
    7.49       4.61             2            1.72                (1.52)                310.77++            384
  $ 7.31       1.81%     $  6,494            2.19%               (0.52)%                 2.40%             225%
    7.18      22.53         7,377            2.25                (1.79)                  2.86              384
    5.86     (25.45)        6,485            2.25                (1.68)                  3.00            1,259
    7.86     (40.23)       10,851            2.25                (1.99)                  2.57            1,102
   13.15     (16.82)       22,104            2.25                (1.50)                  2.45              750
   15.81     (13.13)       20,201            2.25                (1.65)                  2.40              250
  $11.49      13.20%     $419,097            1.36%                0.75%                  1.36%              25%
   10.15      28.64       332,180            1.41                 1.08                   1.41               58
    8.00     (13.40)      191,041            1.46                 0.83                   1.46               89
    9.31      (8.64)      252,991            1.48                 0.48                   1.48              102
   10.19     (10.79)      208,120            1.45                 0.50                   1.45               68
   12.56      10.58       299,100            1.48                 0.59                   1.48              179
  $11.33      12.96%     $  8,101            1.72%                0.39%                  1.77%              25%
   10.03      27.97         7,056            1.83                 0.46                   2.06               58
    7.92     (13.70)        6,408            1.83                 0.59                   2.22               89
    9.21      (8.90)        5,272            1.83                (0.21)                  2.08              102
   10.11     (11.13)        7,517            1.79                 0.18                   1.97               68
   12.47      10.15        10,462            1.83                 0.33                   1.95              179
  $10.68      12.54%     $  8,112            2.39%               (0.29)%                 2.47%              25%
    9.49      27.32         7,606            2.53                (0.15)                  2.86               58
    7.50     (14.29)        5,678            2.53                (0.17)                  3.03               89
    8.75      (9.61)        6,567            2.53                (0.73)                  2.93              102
    9.68     (11.71)        7,765            2.48                (0.51)                  2.57               68
   12.06       9.38        10,891            2.53                (0.38)                  2.74              179

      See notes to financial highlights and notes to financial statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC EQUITY FUNDS For the Six Month Period Ended November 30, 2004* (Unaudited) and the Periods Ended May 31,
For a Share Outstanding Throughout Each Year or Period

                                     Net Asset                            Net Realized                         Dividends
                                       Value,              Net           and Unrealized                           from
                                     Beginning         Investment        Gains (Losses)      Total From      Net Investment
                                     of Period        Income (Loss)      on Investments      Operations          Income
                                    ------------      -------------      --------------      ----------      --------------
INTERNATIONAL EQUITY INDEX FUND
T Shares
                      2004*            $11.11              0.04               1.45              1.49                --
                      2004               8.39              0.14(a)            2.71(a)           2.85             (0.13)
                      2003               9.76              0.10(a)           (1.43)(a)         (1.33)            (0.04)
                      2002              11.18              0.04              (1.43)            (1.39)            (0.03)
                      2001              13.97              0.06              (2.69)            (2.63)            (0.07)
                      2000              11.82              0.16               2.13              2.29             (0.03)
A Shares
                      2004*            $10.93              0.04               1.40              1.44                --
                      2004               8.28              0.07(a)            2.68(a)           2.75             (0.10)
                      2003               9.64              0.10(a)           (1.45)(a)         (1.35)            (0.01)
                      2002              11.05             (0.02)             (1.38)            (1.40)            (0.01)
                      2001              13.80             (0.01)             (2.65)            (2.66)               --
                      2000              11.70             (0.11)              2.32              2.21                --
L Shares
                      2004*            $10.69              0.04               1.33              1.37                --
                      2004               8.10              0.02(a)            2.62(a)           2.64             (0.05)
                      2003               9.48              0.01(a)           (1.39)(a)         (1.38)               --
                      2002              10.93             (0.12)             (1.33)            (1.45)               --
                      2001              13.74             (0.06)             (2.66)            (2.72)               --
                      2000              11.73              0.08               2.04              2.12                --
LIFE VISION AGGRESSIVE GROWTH FUND (g) (h)
T Shares
                      2004*            $10.25             (0.02)              0.75              0.73             (0.02)
                      2004               8.55              0.04(a)            1.70(a)           1.74             (0.04)***
                      2003               9.57              0.03              (1.02)            (0.99)            (0.03)
                      2002              10.31              0.02              (0.74)            (0.72)            (0.02)
                      2001              11.61              0.11               0.23              0.34             (0.12)
                      2000              11.31              0.05               0.74              0.79             (0.05)
A Shares
                      2004*            $10.23                --               0.70              0.70                --**
                      2004(i)            9.46             (0.01)(a)           0.81(a)           0.80             (0.03)
B Shares
                      2004*            $10.18                --               0.68              0.68                --
                      2004               8.53             (0.04)(a)           1.70(a)           1.66             (0.01)
                      2003 (j)           7.23             (0.01)              1.31              1.30                --
LIFE VISION CONSERVATIVE FUND (g) (h)
T Shares
                      2004*            $10.87             (0.11)              0.58              0.47             (0.13)
                      2004 (k)          10.71              0.15(a)            0.14(a)           0.29             (0.13)
A Shares
                      2004*            $10.86             (0.09)              0.54              0.45             (0.11)
                      2004 (l)          10.68              0.12(a)            0.18(a)           0.30             (0.12)
B Shares
                      2004*            $10.86             (0.07)              0.50              0.43             (0.09)
                      2004              10.43              0.17(a)            0.39(a)           0.56             (0.13)
                      2003 (j)          10.00              0.01               0.42              0.43                --
LIFE VISION GROWTH AND INCOME FUND (g) (h)
T Shares
                      2004*            $10.76             (0.07)              0.72              0.65             (0.06)
                      2004               9.33              0.14(a)            1.43(a)           1.57             (0.14)
                      2003               9.98              0.13              (0.65)            (0.52)            (0.13)
                      2002              10.42              0.12              (0.43)            (0.31)            (0.13)
                      2001              10.50              0.24               0.40              0.64             (0.25)
                      2000              10.33              0.07               0.52              0.59             (0.17)
A Shares
                      2004*            $10.75             (0.05)              0.67              0.62             (0.04)
                      2004 (m)          10.18              0.06(a)            0.58(a)           0.64             (0.07)
B Shares
                      2004*            $10.74             (0.03)              0.63              0.60             (0.02)
                      2004               9.34              0.07(a)            1.42(a)           1.49             (0.09)
                      2003 (j)           8.10              0.02               1.24              1.26             (0.02)

                       Distributions
                           from               Total
                         Realized         Dividends and
                       Capital Gains      Distributions
                       -------------      -------------
INTERNATIONAL EQUITY INDEX FUND
T Shares
                              --                 --
                              --              (0.13)
                              --              (0.04)
                              --              (0.03)
                           (0.09)             (0.16)
                           (0.11)             (0.14)
A Shares
                              --                 --
                              --              (0.10)
                              --              (0.01)
                              --              (0.01)
                           (0.09)             (0.09)
                           (0.11)             (0.11)
L Shares
                              --                 --
                              --              (0.05)
                              --                 --
                              --                 --
                           (0.09)             (0.09)
                           (0.11)             (0.11)
LIFE VISION AGGRESSIVE GROWTH FUND
T Shares
                              --              (0.02)
                              --              (0.04)***
                              --              (0.03)
                              --              (0.02)
                           (1.52)             (1.64)
                           (0.44)             (0.49)
A Shares
                              --                 --**
                              --              (0.03)
B Shares
                              --                 --
                              --              (0.01)
                              --                 --
LIFE VISION CONSERVATIVE FUND
T Shares
                              --              (0.13)
                              --              (0.13)
A Shares
                              --              (0.11)
                              --              (0.12)
B Shares
                              --              (0.09)
                              --              (0.13)
                              --                 --
LIFE VISION GROWTH AND INCOME FUND
T Shares
                              --              (0.06)
                              --              (0.14)
                              --              (0.13)
                              --              (0.13)
                           (0.47)             (0.72)
                           (0.25)             (0.42)
A Shares
                              --              (0.04)
                              --              (0.07)
B Shares
                              --              (0.02)
                              --              (0.09)
                              --              (0.02)

                                                                Ratio of        Ratio of Expenses to
Net Assets             Net Assets,       Ratio of Net        Net Investment      Average Net Assets    Portfolio
Value, End    Total       End of         Expenses to        Income (Loss) to     (Excluding Waivers    Turnover
of Period    Return+   Period (000)   Average Net Assets   Average Net Assets   and Reimbursements)      Rate
----------   -------   ------------   ------------------   ------------------   --------------------   ---------
  $12.60      13.41%     $438,411           0.91%                 0.88%                 1.00%              22%
   11.11      34.07       351,163            0.98                 1.38                  1.07               10
    8.39     (13.63)      248,770            1.03                 1.26                  1.12               25
    9.76     (12.43)      287,944            1.04                 0.63                  1.12               35
   11.18     (18.90)      236,862            1.06                 0.40                  1.09               13
   13.97      19.36       340,853            1.07                 0.83                  1.18                9
  $12.37      13.17%     $  7,819           1.34%                 0.41%                 1.43%              22%
   10.93      33.26        15,037            1.49                 0.73                  1.61               10
    8.28     (14.03)        9,877            1.49                 1.33                  1.87               25
    9.64     (12.65)        3,222            1.49                (0.12)                 1.90               35
   11.05     (19.31)        3,451            1.46                 0.05                  1.83               13
   13.80      18.86         4,563            1.47                 0.07                  1.79                9
  $12.06      12.82%     $  5,966           1.96%                (0.18)%                2.10%              22%
   10.69      32.60         5,208            2.14                 0.25                  2.54               10
    8.10     (14.56)        3,093            2.14                 0.18                  2.82               25
    9.48     (13.27)        3,505            2.14                (0.68)                 2.62               35
   10.93     (19.84)        4,731            2.10                (0.61)                 2.15               13
   13.74      18.04         5,853            2.12                (0.36)                 2.61                9
  $10.96       7.08%     $ 41,742           0.19%                 0.27%                 0.32%              25%
   10.25      20.34        38,468            0.25                 0.39                  0.39               44
    8.55     (10.36)       28,681            0.25                 0.33                  0.40               50
    9.57      (6.96)       34,398            0.25                 0.17                  0.41              101
   10.31       3.07        23,936            0.25                 1.05                  0.43              202
   11.61       7.25        18,412            0.25                 0.48                  0.44              183
  $10.93       6.89%     $  1,746           0.51%                (0.13)%                1.15%              25%
   10.23       8.43           867            0.51                (0.24)                 5.15               44
  $10.86       6.68%     $  5,218           1.00%                (0.55)%                1.43%              25%
   10.18      19.49         4,367            1.00                (0.36)                 1.95               44
    8.53      18.03         1,052            0.89                (0.86)                 1.36               50
  $11.21       4.36%     $    276           0.16%                 2.66%                 3.77%              43%
   10.87       2.68            30            0.25                 2.41                 85.33++            138
  $11.20       4.16%     $    419           0.55%                 2.31%                 1.60%              43%
   10.86       2.82           474            0.57                 2.06                  4.00              138
  $11.20       3.98%     $  5,555           0.95%                 1.91%                 1.41%              43%
   10.86       5.38         5,012            0.95                 1.54                  1.81              138
   10.43       4.30           800            0.92                 0.85                  1.39              160
  $11.35       6.05%     $ 84,423           0.21%                 1.05%                 0.32%              32%
   10.76      16.92        75,083            0.25                 1.38                  0.36               97
    9.33      (5.16)       59,449            0.25                 1.46                  0.37              139
    9.98      (2.97)       77,395            0.25                 1.25                  0.39              166
   10.42       6.31        37,550            0.25                 2.41                  0.39              286
   10.50       5.81        30,473            0.25                 1.77                  0.42              189
  $11.33       5.83%     $  2,787           0.55%                 0.68%                 0.98%              32%
   10.75       6.32         1,426            0.56                 1.04                  1.95               97
  $11.32       5.59%     $ 15,780           1.00%                 0.26%                 1.36%              32%
   10.74      15.99        13,060            1.00                 0.63                  1.61               97
    9.34      15.57         2,017            0.90                 0.39                  1.34              139

      See notes to financial highlights and notes to financial statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC EQUITY FUNDS For the Six Month Period Ended November 30, 2004* (Unaudited) and the Periods Ended May 31,
For a Share Outstanding Throughout Each Year or Period

                                     Net Asset                            Net Realized                         Dividends
                                       Value,              Net           and Unrealized                           from
                                     Beginning         Investment        Gains (Losses)      Total From      Net Investment
                                     of Period        Income (Loss)      on Investments      Operations          Income
                                    ------------      -------------      --------------      ----------      --------------
LIFE VISION MODERATE GROWTH FUND (g) (h)
T Shares
                      2004*            $10.06             (0.07)              0.63              0.56             (0.08)
                      2004               9.02              0.16(a)            1.04(a)           1.20             (0.16)
                      2003               9.40              0.16              (0.38)            (0.22)            (0.16)
                      2002               9.73              0.17              (0.32)            (0.15)            (0.18)
                      2001              10.61              0.32               0.20              0.52             (0.34)
                      2000              10.80              0.33               0.13              0.46             (0.21)
A Shares
                      2004*            $10.05             (0.06)              0.61              0.55             (0.07)
                      2004 (n)           9.58              0.10(a)            0.45(a)           0.55             (0.08)
B Shares
                      2004*            $10.03             (0.04)              0.56              0.52             (0.05)
                      2004               9.00              0.09(a)            1.04(a)           1.13             (0.10)
                      2003 (j)           8.05              0.03               0.95              0.98             (0.03)
MID-CAP EQUITY FUND
T Shares
                      2004*            $10.32             (0.02)              1.18              1.16             (0.03)
                      2004               8.74              0.06(a)            1.57(a)           1.63             (0.05)
                      2003               9.79             (0.03)(a)          (1.02)(a)+++      (1.05)+++            --
                      2002              10.95              0.01              (1.17)            (1.16)               --
                      2001              14.10             (0.03)             (0.61)            (0.64)               --
                      2000              12.68             (0.04)              2.32              2.28                --
A Shares
                      2004*            $ 9.92                --               1.09              1.09             (0.01)
                      2004               8.42              0.02(a)            1.51(a)           1.53             (0.03)
                      2003               9.47             (0.05)(a)          (1.00)(a)         (1.05)               --
                      2002              10.64             (0.03)             (1.14)            (1.17)               --
                      2001              13.82             (0.05)             (0.62)            (0.67)               --
                      2000              12.50             (0.19)              2.37              2.18                --
L Shares
                      2004*            $ 9.30              0.01               0.98              0.99                --
                      2004               7.92             (0.04)(a)           1.43(a)           1.39             (0.01)
                      2003               8.97             (0.10)(a)          (0.95)(a)         (1.05)               --
                      2002              10.14              0.02              (1.19)            (1.17)               --
                      2001              13.35             (0.07)             (0.63)            (0.70)               --
                      2000              12.17             (0.22)              2.26              2.04                --
MID-CAP VALUE EQUITY FUND
T Shares
                      2004*            $10.95             (0.05)              1.08              1.03             (0.06)
                      2004               8.62              0.05(a)            2.33(a)           2.38             (0.05)
                      2003              10.95              0.05              (2.16)            (2.11)            (0.04)
                      2002 (o)          10.00              0.02               0.94              0.96             (0.01)
A Shares
                      2004*            $10.94             (0.03)              1.02              0.99             (0.04)
                      2004 (e)           9.39              0.02(a)            1.55(a)           1.57             (0.02)
L Shares
                      2004*            $10.90             (0.02)              1.00              0.98             (0.03)
                      2004               8.58             (0.01)(a)           2.33(a)           2.32                --**
                      2003              10.92              0.01              (2.16)            (2.15)            (0.01)
                      2002 (o)          10.00             (0.01)              0.93              0.92                --
SMALL CAP GROWTH STOCK FUND
T Shares
                      2004*            $20.25             (0.03)              2.25              2.22                --
                      2004              15.19             (0.16)(a)           5.22(a)           5.06                --
                      2003              17.28             (0.12)(a)          (1.72)(a)         (1.84)               --
                      2002              18.37                --              (1.02)            (1.02)               --
                      2001              18.30             (0.18)              1.71              1.53                --
                      2000              14.55             (0.08)              4.02              3.94                --
A Shares
                      2004*            $19.92             (0.03)              2.17              2.14                --
                      2004              15.00             (0.22)(a)           5.14(a)           4.92                --
                      2003              17.12             (0.17)(a)          (1.70)(a)         (1.87)               --
                      2002              18.26             (0.17)             (0.90)            (1.07)               --
                      2001              18.27             (0.59)              2.04              1.45                --
                      2000 (p)          16.46             (0.07)              1.88              1.81                --
L Shares
                      2004*            $19.06             (0.03)              2.01              1.98                --
                      2004              14.45             (0.34)(a)           4.95(a)           4.61                --
                      2003              16.62             (0.26)(a)          (1.66)(a)         (1.92)               --
                      2002              17.85             (0.02)             (1.14)            (1.16)               --
                      2001              18.00             (0.25)              1.56              1.31                --
                      2000              14.46             (0.04)              3.77              3.73                --

                       Distributions
                           from               Total
                         Realized         Dividends and
                       Capital Gains      Distributions
                       -------------      -------------
LIFE VISION MODERATE GROWTH FUND
T Shares
                              --              (0.08)
                              --              (0.16)
                              --              (0.16)
                              --              (0.18)
                           (1.06)             (1.40)
                           (0.44)             (0.65)
A Shares
                              --              (0.07)
                              --              (0.08)
B Shares
                              --              (0.05)
                              --              (0.10)
                              --              (0.03)
MID-CAP EQUITY FUND
T Shares
                              --              (0.03)
                              --              (0.05)
                              --                 --
                              --                 --
                           (2.51)             (2.51)
                           (0.86)             (0.86)
A Shares
                              --              (0.01)
                              --              (0.03)
                              --                 --
                              --                 --
                           (2.51)             (2.51)
                           (0.86)             (0.86)
L Shares
                              --                 --
                              --              (0.01)
                              --                 --
                              --                 --
                           (2.51)             (2.51)
                           (0.86)             (0.86)
MID-CAP VALUE EQUITY FUND
T Shares
                              --              (0.06)
                              --              (0.05)
                           (0.18)             (0.22)
                              --              (0.01)
A Shares
                              --              (0.04)
                              --              (0.02)
L Shares
                              --              (0.03)
                              --                 --**
                           (0.18)             (0.19)
                              --                 --
SMALL CAP GROWTH STOCK FUND
T Shares
                              --                 --
                              --                 --
                           (0.25)             (0.25)
                           (0.07)             (0.07)
                           (1.46)             (1.46)
                           (0.19)             (0.19)
A Shares
                              --                 --
                              --                 --
                           (0.25)             (0.25)
                           (0.07)             (0.07)
                           (1.46)             (1.46)
                              --                 --
L Shares
                              --                 --
                              --                 --
                           (0.25)             (0.25)
                           (0.07)             (0.07)
                           (1.46)             (1.46)
                           (0.19)             (0.19)

                                                                Ratio of        Ratio of Expenses to
Net Assets             Net Assets,         Ratio of          Net Investment      Average Net Assets    Portfolio
Value, End    Total       End of       Net Expenses to      Income (Loss) to     (Excluding Waivers    Turnover
of Period    Return+   Period (000)   Average Net Assets   Average Net Assets   and Reimbursements)      Rate
----------   -------   ------------   ------------------   ------------------   --------------------   ---------
  $10.54       5.62%     $133,722            0.21%                1.65%                0.32%               28%
   10.06      13.35       121,659            0.25                 1.65                  0.36              109
    9.02      (2.21)       93,722            0.25                 1.87                  0.36              101
    9.40      (1.52)       88,592            0.25                 1.81                  0.36              202
    9.73       5.28        73,429            0.25                 3.04                  0.37              247
   10.61       4.46        69,622            0.25                 2.19                  0.37              151
  $10.53       5.49%     $  5,306            0.47%                1.38%                0.90%               28%
   10.05       5.79         3,541            0.55                 1.49                  1.27              109
  $10.50       5.16%     $ 14,702            0.92%                0.94%                1.36%               28%
   10.03      12.66        13,236            1.00                 0.91                  1.56              109
    9.00      12.22         2,691            0.91                 0.93                  1.34              101
  $11.45      11.26%     $193,465            1.19%                0.77%                1.22%               27%
   10.32      18.70       177,128            1.23                 0.64                  1.26              126
    8.74     (10.73)      118,092            1.22                (0.31)                 1.25              144
    9.79     (10.59)      171,813            1.22                (0.18)                 1.24               87
   10.95      (6.92)      156,111            1.21                (0.24)                 1.25              100
   14.10      19.10       206,545            1.17                   --                  1.25              131
  $11.00      11.00%     $ 14,948            1.63%                0.32%                1.69%               27%
    9.92      18.16        17,125            1.68                 0.20                  1.87              126
    8.42     (11.09)       12,137            1.68                (0.68)                 1.92              144
    9.47     (11.00)       10,766            1.68                (0.63)                 1.89               87
   10.64      (7.34)       12,316            1.66                (0.69)                 1.86              100
   13.82      18.55        14,513            1.62                (0.43)                 1.81              131
  $10.29      10.65%     $ 15,314            2.21%               (0.26)%               2.31%               27%
    9.30      17.51        15,998            2.28                (0.41)                 2.54              126
    7.92     (11.71)       12,013            2.28                (1.33)                 2.60              144
    8.97     (11.54)       13,937            2.28                (1.23)                 2.50               87
   10.14      (7.88)       12,910            2.26                (1.29)                 2.46              100
   13.35      17.87        14,588            2.22                (1.05)                 2.44              131
  $11.92       9.46%     $189,376            1.21%                1.30%                1.31%               64%
   10.95      27.71       147,185            1.26                 0.53                  1.36               95
    8.62     (19.05)       99,854            1.25                 0.63                  1.35               71
   10.95       9.65       174,859            1.27                 0.29                  1.37               30
  $11.89       9.12%     $  1,158            1.60%                0.85%                2.13%               64%
   10.94      16.73           610            1.60                 0.24                  4.23               95
  $11.85       8.97%     $  7,863            1.89%                0.65%                2.43%               64%
   10.90      27.06         7,880            1.90                (0.11)                 2.74               95
    8.58     (19.58)        5,744            1.90                 0.03                  2.85               71
   10.92       9.24         5,465            1.89                (0.31)                 2.72               30
  $22.47      10.96%     $867,906            1.22%               (0.23)%               1.22%               36%
   20.25      33.31       789,650            1.25                (0.83)                 1.25              107
   15.19     (10.50)      567,714            1.24                (0.87)                 1.24               96
   17.28      (5.55)      593,211            1.25                (1.01)                 1.25              100
   18.37       8.33       508,857            1.24                (0.95)                 1.25              112
   18.30      27.24       431,478            1.20                (0.86)                 1.23              110
  $22.06      10.74%     $ 45,860            1.61%               (0.60)%               1.75%               36%
   19.92      32.80        40,590            1.61                (1.20)                 1.88              107
   15.00     (10.77)       21,887            1.61                (1.23)                 1.93               96
   17.12      (5.86)       24,978            1.61                (1.37)                 1.88              100
   18.26       7.89        28,933            1.60                (1.33)                 1.87              112
   18.27      11.00        39,865            1.55                (1.26)                 1.79              110
  $21.04      10.39%     $ 39,132            2.23%               (1.27)%               2.26%               36%
   19.06      31.90        40,354            2.31                (1.90)                 2.40              107
   14.45     (11.40)       25,601            2.31                (1.93)                 2.46               96
   16.62      (6.50)       29,457            2.31                (2.07)                 2.41              100
   17.85       7.19        26,941            2.29                (2.01)                 2.39              112
   18.00      25.95        23,228            2.25                (1.92)                 2.42              110

      See notes to financial highlights and notes to financial statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC EQUITY FUNDS For the Six Month Period Ended November 30, 2004* (Unaudited) and the Periods Ended May 31,
For a Share Outstanding Throughout Each Year or Period

                                     Net Asset                            Net Realized                         Dividends
                                       Value,              Net           and Unrealized                           from
                                     Beginning         Investment        Gains (Losses)      Total From      Net Investment
                                     of Period        Income (Loss)      on Investments      Operations          Income
                                    ------------      -------------      --------------      ----------      --------------
SMALL CAP VALUE EQUITY FUND
T Shares
                      2004*            $18.26             (0.05)              2.87              2.82             (0.03)
                      2004              13.73              0.06(a)            4.53(a)           4.59             (0.06)
                      2003              14.54              0.08              (0.82)            (0.74)            (0.07)
                      2002              12.21              0.08               2.35              2.43             (0.10)
                      2001               9.13              0.17               3.07              3.24             (0.16)
                      2000               9.70              0.13              (0.59)            (0.46)            (0.11)
A Shares
                      2004*            $18.18             (0.03)              2.81              2.78             (0.01)
                      2004 (q)          15.75              0.03(a)            2.41(a)           2.44             (0.01)
L Shares
                      2004*            $17.91             (0.02)              2.76              2.74                --
                      2004              13.55             (0.10)(a)           4.46(a)           4.36                --**
                      2003              14.43             (0.04)             (0.84)            (0.88)               --
                      2002              12.15                --               2.29              2.29             (0.01)
                      2001               9.10              0.07               3.04              3.11             (0.06)
                      2000               9.65                --              (0.54)            (0.54)            (0.01)
STRATEGIC QUANTITATIVE EQUITY FUND
T Shares
                      2004*            $12.08             (0.01)              1.37              1.36                --
                      2004 (r)          10.00             (0.02)(a)           2.35(a)           2.33                --
A Shares
                      2004*            $12.05             (0.01)              1.34              1.33                --
                      2004 (s)          11.35             (0.05)(a)           1.00(a)           0.95                --
L Shares
                      2004*            $12.00             (0.01)              1.28              1.27                --
                      2004 (t)          11.64             (0.11)(a)           0.72(a)           0.61                --
TAX SENSITIVE GROWTH STOCK FUND
T Shares
                      2004*            $23.31             (0.21)              1.24              1.03                --
                      2004              20.78             (0.06)(a)           2.59(a)           2.53                --
                      2003              23.25                --(a)           (2.47)(a)         (2.47)               --
                      2002              26.74             (0.02)             (3.47)            (3.49)               --
                      2001              33.10             (0.03)             (6.33)            (6.36)               --
                      2000              29.96              0.02               3.12              3.14                --
A Shares
                      2004*            $23.26             (0.21)              1.18              0.97                --
                      2004 (u)          22.32             (0.10)(a)           1.04(a)           0.94                --
L Shares
                      2004*            $22.04             (0.21)              1.06              0.85                --
                      2004              19.85             (0.29)(a)           2.48(a)           2.19                --
                      2003              22.45             (0.20)(a)          (2.40)(a)         (2.60)               --
                      2002              26.10             (0.41)             (3.24)            (3.65)               --
                      2001              32.65             (0.36)             (6.19)            (6.55)               --
                      2000              29.85             (0.16)              2.96              2.80                --
VALUE INCOME STOCK FUND
T Shares
                      2004*            $11.47             (0.07)              1.00              0.93             (0.08)
                      2004               9.73              0.15(a)            1.74(a)           1.89             (0.15)
                      2003              11.05              0.15              (1.33)            (1.18)            (0.14)
                      2002              11.61              0.12              (0.56)            (0.44)            (0.12)
                      2001              10.38              0.19               1.24              1.43             (0.20)
                      2000              12.85              0.23              (1.49)            (1.26)            (0.22)
A Shares
                      2004*            $11.43             (0.05)              0.96              0.91             (0.06)
                      2004               9.70              0.11(a)            1.73(a)           1.84             (0.11)
                      2003              11.01              0.12              (1.32)            (1.20)            (0.11)
                      2002              11.58              0.08              (0.56)            (0.48)            (0.09)
                      2001              10.35              0.14               1.25              1.39             (0.16)
                      2000              12.81              0.19              (1.48)            (1.29)            (0.18)
L Shares
                      2004*            $11.31             (0.01)              0.87              0.86             (0.02)
                      2004               9.60              0.03(a)            1.72(a)           1.75             (0.04)
                      2003              10.90              0.05              (1.31)            (1.26)            (0.04)
                      2002              11.46                --              (0.55)            (0.55)            (0.01)
                      2001              10.24              0.04               1.26              1.30             (0.08)
                      2000              12.68              0.08              (1.44)            (1.36)            (0.09)

                       Distributions
                           from               Total
                         Realized         Dividends and
                       Capital Gains      Distributions
                       -------------      -------------
SMALL CAP VALUE EQUITY FUND
T Shares
                              --              (0.03)
                              --              (0.06)
                              --              (0.07)
                              --              (0.10)
                              --              (0.16)
                              --              (0.11)
A Shares
                              --              (0.01)
                              --              (0.01)
L Shares
                              --                 --
                              --                 --**
                              --                 --
                              --              (0.01)
                              --              (0.06)
                              --              (0.01)
STRATEGIC QUANTITATIVE EQUITY FUND
T Shares
                              --                 --
                           (0.25)             (0.25)
A Shares
                              --                 --
                           (0.25)             (0.25)
L Shares
                              --                 --
                           (0.25)             (0.25)
TAX SENSITIVE GROWTH STOCK FUND
T Shares
                              --                 --
                              --                 --
                              --                 --
                              --                 --
                              --                 --
                              --                 --
A Shares
                              --                 --
                              --                 --
L Shares
                              --                 --
                              --                 --
                              --                 --
                              --                 --
                              --                 --
                              --                 --
VALUE INCOME STOCK FUND
T Shares
                              --              (0.08)
                              --              (0.15)
                              --              (0.14)
                              --              (0.12)
                              --              (0.20)
                           (0.99)             (1.21)
A Shares
                              --              (0.06)
                              --              (0.11)
                              --              (0.11)
                              --              (0.09)
                              --              (0.16)
                           (0.99)             (1.17)
L Shares
                              --              (0.02)
                              --              (0.04)
                              --              (0.04)
                              --              (0.01)
                              --              (0.08)
                           (0.99)             (1.08)

                                                              Ratio of Net      Ratio of Expenses to
Net Assets             Net Assets,       Ratio of Net      Investment Income     Average Net Assets    Portfolio
Value, End    Total       End of         Expenses to       (Loss) to Average     (Excluding Waivers    Turnover
of Period    Return+   Period (000)   Average Net Assets       Net Assets       and Reimbursements)      Rate
----------   -------   ------------   ------------------   ------------------   --------------------   ---------
  $21.05      15.48%     $750,566            1.21%                0.20%                 1.21%              16%
   18.26      33.56       682,567            1.25                 0.38                  1.25               44
   13.73      (5.09)      518,468            1.24                 0.64                  1.24               29
   14.54      20.06       614,199            1.25                 0.67                  1.25               29
   12.21      35.90       401,900            1.25                 1.72                  1.25               86
    9.13      (4.72)      212,074            1.22                 1.31                  1.25               65
  $20.95      15.31%     $  3,444            1.48%               (0.09)%                1.66%              16%
   18.18      15.51         4,088            1.55                 0.30                  2.15               44
  $20.65      15.30%     $ 46,994            1.52%               (0.11)%                2.27%              16%
   17.91      32.20        46,192            2.26                (0.64)                 2.45               44
   13.55      (6.10)       34,064            2.31                (0.40)                 2.50               29
   14.43      18.92        32,708            2.31                (0.38)                 2.52               29
   12.15      34.30        11,167            2.30                 0.63                  2.66               86
    9.10      (5.65)        8,596            2.27                 0.21                  2.56               65
  $13.44      11.26%     $ 87,998            1.06%               (0.14)%                1.21%             203%
   12.08      23.43        66,812            1.13                (0.22)                 1.33              344
  $13.38      11.04%     $    303            1.34%               (0.42)%                3.23%             203%
   12.05       8.48           155            1.55                (0.67)                10.70++            344
  $13.27      10.58%     $  1,702            2.10%               (1.19)%                2.43%             203%
   12.00       5.34         1,573            2.30                (1.42)                 3.09              344
  $24.34       4.42%     $111,370            1.21%                0.76%                 1.21%              29%
   23.31      12.18       144,732            1.25                (0.28)                 1.25               49
   20.78     (10.62)      198,429            1.24                (0.01)                 1.24               58
   23.25     (13.05)      244,707            1.24                (0.10)                 1.24               69
   26.74     (19.21)      460,311            1.24                (0.10)                 1.25              103
   33.10      10.48       710,179            1.20                 0.13                  1.26               30
  $24.23       4.17%     $    581            1.61%                0.44%                 2.22%              29%
   23.26       4.21           365            1.65                (0.71)                 4.48++             49
  $22.89       3.86%     $ 78,779            2.23%               (0.22)%                2.26%              29%
   22.04      11.03        92,966            2.31                (1.34)                 2.41               49
   19.85     (11.58)      110,085            2.31                (1.07)                 2.40               58
   22.45     (13.98)      167,973            2.31                (1.16)                 2.36               69
   26.10     (20.06)      233,496            2.30                (1.15)                 2.34              103
   32.65       9.38       290,595            2.25                (0.91)                 2.35               30
  $12.32       8.15%     $815,456            0.86%                1.60%                 0.86%              44%
   11.47      19.58       715,928            0.90                 1.40                  0.90               67
    9.73     (10.54)      681,899            0.89                 1.68                  0.89               46
   11.05      (3.68)      686,014            0.90                 1.13                  0.90               60
   11.61      14.09       704,842            0.90                 1.70                  0.90               77
   10.38     (10.52)      921,797            0.89                 2.02                  0.89               62
  $12.28       7.98%     $ 77,077            1.21%                1.25%                 1.22%              44%
   11.43      19.10        73,257            1.28                 1.01                  1.31               67
    9.70     (10.85)       65,294            1.28                 1.29                  1.32               46
   11.01      (4.14)       75,697            1.28                 0.74                  1.31               60
   11.58      13.63        85,584            1.28                 1.31                  1.31               77
   10.35     (10.83)      104,178            1.28                 1.64                  1.28               62
  $12.15       7.59%     $ 55,988            1.90%                0.55%                 1.91%              44%
   11.31      18.27        57,403            2.02                 0.27                  2.07               67
    9.60     (11.56)       49,007            2.02                 0.55                  2.10               46
   10.90      (4.82)       59,392            2.02                 0.00                  2.05               60
   11.46      12.85        65,895            2.01                 0.59                  2.05               77
   10.24     (11.50)       84,563            2.02                 0.91                  2.03               62

      See notes to financial highlights and notes to financial statements.

NOTES TO FINANCIAL HIGHLIGHTS

* For the six-month period ended November 30, 2004. All ratios for the period have been annualized.

**  Amount represents less than $0.005.

*** Includes return of capital of $0.003.

+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

+++ Includes redemption fees of $0.01.

(a) Per share data calculated using average shares outstanding method.

(b) Commenced operations on February 23, 2004. All ratios for the period have been annualized.

(c) Commenced operations on February 27, 2004. All ratios for the period have been annualized.

(d) Commenced operations on September 30, 1999. All ratios for the period have been annualized.

(e) Commenced operations on October 27, 2003. All ratios for the period have been annualized.

(f) Commenced operations on January 24, 2000. All ratios for the period have been annualized.

(g) The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The expense ratios do not include such expenses.

(h) Recognition of net investment income by the Life Vision Funds is affected by the timing of the declaration of dividends by the STI Classic Funds in which the Life Vision Funds invest.

(i) Commenced operations on October 16, 2003. All ratios for the period have been annualized.

(j) Commenced operations on March 11, 2003. All ratios for the period have been annualized.

(k) Commenced operations on November 6, 2003. All ratios for the period have been annualized.

(l) Commenced operations on November 11, 2003. All ratios for the period have been annualized.

(m) Commenced operations on November 5, 2003. All ratios for the period have been annualized.

(n) Commenced operations on October 10, 2003. All ratios for the period have been annualized.

(o) Commenced operations on November 30, 2001. All ratios for the period have been annualized.

(p) Commenced operations on December 12, 1999. All ratios for the period have been annualized.

(q) Commenced operations on October 9, 2003. All ratios for the period have been annualized.

(r) Commenced operations on August 7, 2003. All ratios for the period have been annualized.

(s) Commenced operations on October 8, 2003. All ratios for the period have been annualized.

(t) Commenced operations on October 13, 2003. All ratios for the period have been annualized.

(u) Commenced operations on October 14, 2003. All ratios for the period have been annualized.

NOTES TO FINANCIAL STATEMENTS
STI CLASSIC EQUITY FUNDS  November 30, 2004

1. Organization

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 49 funds as of November 30, 2004. The financial statements presented herein are those of the Aggressive Growth Stock Fund, the Balanced Fund, the Capital Appreciation Fund, the Emerging Growth Stock Fund, the Growth and Income Fund, the Information and Technology Fund, the International Equity Fund, the International Equity Index Fund, the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Mid-Cap Equity Fund, the Mid-Cap Value Equity Fund, the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Strategic Quantitative Equity Fund, the Tax Sensitive Growth Stock Fund and the Value Income Stock Fund (each a "Fund" and collectively the "Funds"). The Funds may offer the following share classes: T Shares, A Shares, L Shares and B Shares. The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

Effective April 30, 2004, the Small Cap Value Equity Fund was closed to new investors.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

     Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time),or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern
     Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator shall seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance

STI CLASSIC EQUITY FUNDS  November 30, 2004

     with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures will be performed an monitored by a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds' administrator and may preauthorize the Funds' administrator to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). If the adviser or sub-adviser does not pre-authorize the Fund's administrator to utilize a Fair Value Pricing Service, the adviser or sub-adviser will request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index exceed levels established by the Funds ("trigger Points"), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

     The assets of the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund and the Life Vision Moderate Growth Fund consist of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values.

     Security Transactions and Investment Income -- Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis. Cost used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period. Dividend income is recorded on the ex-dividend date.

     Repurchase Agreements -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Redemption Fees -- The Funds may charge a redemption fee up to 2% of redemption pro-

                                                                     (Unaudited)

     ceeds, which will automatically be paid to the Fund. There were no redemption fees for the six months ended November 30, 2004.

     Foreign Currency Translation -- The books and records of the International Equity and the International Equity Index Funds are maintained in U.S. dollars on the following basis:

          (i) market value of investment securities, assets and liabilities at the current rate of exchange; and

          (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity and the International Equity Index Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The International Equity and the International Equity Index Funds report certain foreign currency related transactions as components of realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     TBA Purchase Commitments -- The Balanced Fund may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

     Restricted Securities -- Certain of the Funds' investments are restricted as to resale. The table below shows the number of shares held, the acquisition date, cost, market value, value per share of such securities deemed illiquid and percentage of net assets which the securities comprise as of November 30, 2004:

                                                                                                       Market
                                                                                                       Value      Value     % of
                                                               Number     Acquisition                  as of       per      Net
                                                              of Shares      Date          Cost       11/30/04    Share    Assets
                                                              ---------   -----------   ----------   ----------   ------   ------
      INTERNATIONAL EQUITY INDEX FUND
      Parmalat Finanziaria SpA..............................   13,000      05/02/95     $   23,987   $    1,900   $ 0.15    0.0%
                                                                2,602      01/04/00          6,355          380     0.15    0.0
                                                               26,000      03/17/00         57,898        3,801     0.15    0.0
                                                                4,686      12/10/01         12,440          685     0.15    0.0
      Lafarge SA, Loyalty Shares............................      990      01/27/95         63,272       92,954    93.89    0.0
                                                                    7      05/19/95            490          657    93.89    0.0
      L'Air Liquide SA, Loyalty Bonus Shares................      762      11/28/94         67,680      131,751   172.90    0.0
                                                                  277      04/13/95         29,951       47,894   172.90    0.0
                                                                  468      05/02/95         48,575       80,918   172.90    0.0
                                                                   19      06/22/99          2,394        3,285   172.90    0.0
                                                                  167      08/16/04         25,953       28,875   172.90    0.0

     Expenses -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis.

     In addition to the investment advisory and management fees, custodian fees, service fees, administration and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside trustees, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. In addition to the Funds' direct expenses as described above, shareholders of the Life Vision Funds also bear a proportionate share of the underlying Funds' expenses.

STI CLASSIC EQUITY FUNDS  November 30, 2004

     Classes -- Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     Offering Costs -- Offering costs of the Aggressive Growth Stock Fund and the Emerging Growth Stock Fund, which each commenced operations on February 23, 2004, include costs of printing initial prospectuses and registration fees are being amortized to expenses over twelve months.

     Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid each calendar quarter by the Equity Funds, except for the International Equity and the International Equity Index Funds. These Funds distribute income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     Compensating Balances -- If a Fund has a cash overdraft in excess of $100,000 it is required to leave 110% in compensating balance with SunTrust Bank (the "Custodian"), a wholly owned subsidiary of SunTrust Banks, Inc., on the following day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw 90% of the balance with the Custodian on the following business day.

3. Agreements and Other Transactions with Affiliates

     Investment Advisory Agreement -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly owned subsidiary of SunTrust Banks, Inc., have entered into advisory agreements dated May 29, 1992, June 15, 1993 and December 20, 1993 and last amended November 12, 2003.

     Under terms of the amended agreement, the Funds are charged the following annual fees based upon average daily net assets:

                                              Maximum
                                               Annual    Net
                                              Advisory   Fees
                                                Fee      Paid
                                              --------   ----
      Aggressive Growth Stock Fund..........    1.25%    1.04%
      Balanced Fund.........................    0.95     0.92
      Capital Appreciation Fund.............    1.15     1.13
      Emerging Growth Stock Fund............    1.25     1.10
      Growth and Income Fund................    0.90     0.90
      Information and Technology Fund.......    1.10     1.10
      International Equity Fund.............    1.25     1.25
      International Equity Index Fund.......    0.90     0.81
      Life Vision Aggressive Growth Fund....    0.25     0.12
      Life Vision Conservative Fund.........    0.25     0.11
      Life Vision Growth and Income Fund....    0.25     0.14
      Life Vision Moderate Growth Fund......    0.25     0.14
      Mid-Cap Equity Fund...................    1.15     1.13
      Mid-Cap Value Equity Fund.............    1.25     1.15
      Small Cap Growth Stock Fund...........    1.15     1.15
      Small Cap Value Equity Fund...........    1.15     1.15
      Strategic Quantitative Equity Fund....    1.15     1.01
      Tax Sensitive Growth Stock Fund.......    1.15     1.15
      Value Income Stock Fund...............    0.80     0.80

     The Investment Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses). Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

     Effective October 5, 2004, Trusco Capital Management, Inc. began providing an employee to serve as Chief Compliance Officer for the Trust and provide certain related services, and will receive an additional fee for this service.

     Administration, Fund Accounting and Transfer Agency Agreement -- The Trust and BISYS Fund Services Ohio, Inc. (the "Administrator") are parties to a Master Services Agreement dated July 24, 2004 under which the Administrator provides administrative, fund accounting and transfer agent services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.0275% up to $25 bil-

                                                                     (Unaudited)

     lion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion.

     Prior to July 24, 2004, SEI Investments Global Funds Services ("SEI") served as the Administrator and provided administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion. SEI had voluntarily agreed to waive all or a portion of their fees and to reimburse Fund expenses.

     BISYS Fund Services Ohio, Inc. has agreed to pay a total of $325,000 per annum towards the insurance premiums payable annually by the Trust. $300,000 will be paid towards the premium for the Trust's Directors and Officers Liability/Errors and Omissions Insurance Policy, and $25,000 will be paid towards the premium for the Trust's Fidelity Bond.

     Distribution Agreement -- The Trust and BISYS Fund Services Limited Partnership (the "Distributor") are parties to a Distribution Agreement dated July 26, 2004. The Distributor will receive no fees for its distribution services under the plan for the T Shares of any Fund. With respect to the A Shares, L Shares and B Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of L Shares and B Shares) a Distribution and Service Plan, as outlined in the table below:

                                                                                      Maximum               Maximum
                                                                Maximum               L Shares              B Shares
                                                                A Shares     Net    Distribution   Net    Distribution   Net
                                                              Distribution   Fees       and        Fees       and        Fees
                                                                  Fee        Paid   Service Fee    Paid   Service Fee    Paid
                                                              ------------   ----   ------------   ----   ------------   ----
Aggressive Growth Stock Fund................................      0.35%       --%       1.00%       --%       N/A        N/A
Balanced Fund...............................................      0.28       0.24       1.00       0.98       N/A        N/A
Capital Appreciation Fund...................................      0.68       0.65       1.00       0.98       N/A        N/A
Emerging Growth Stock Fund..................................      0.35        --        1.00        --        N/A        N/A
Growth and Income Fund......................................      0.25       0.18       1.00       0.91       N/A        N/A
Information and Technology Fund.............................      0.55        --        1.00       0.79       N/A        N/A
International Equity Fund...................................      0.33       0.28       1.00       0.93       N/A        N/A
International Equity Index Fund.............................      0.38       0.38       1.00       0.92       N/A        N/A
Life Vision Aggressive Growth Fund..........................      0.50        --         N/A       N/A       1.00%       0.72%
Life Vision Conservative Fund...............................      0.40        --         N/A       N/A       1.00        0.69
Life Vision Growth and Income Fund..........................      0.50       0.17        N/A       N/A       1.00        0.75
Life Vision Moderate Growth Fund............................      0.50       0.18        N/A       N/A       1.00        0.67
Mid-Cap Equity Fund.........................................      0.43       0.38       1.00       0.92       N/A        N/A
Mid-Cap Value Equity Fund...................................      0.40        --        1.00       0.55       N/A        N/A
Small Cap Growth Stock Fund.................................      0.50       0.36       1.00       0.97       N/A        N/A
Small Cap Value Equity Fund.................................      0.33       0.14       1.00       0.25       N/A        N/A
Strategic Quantitative Equity Fund..........................      0.25        --        1.00       0.75       N/A        N/A
Tax Sensitive Growth Stock Fund.............................      0.40        --        1.00       0.97       N/A        N/A
Value Income Stock Fund.....................................      0.33       0.32       1.00       0.99       N/A        N/A

     The Distributor has voluntarily agreed to waive all or a portion of their fees. Fee waivers are voluntary and may be terminated at any time.

     Prior to July 26, 2004, SEI Investments Distribution Co. served as the distributor. SEI Investments Distribution Co. had voluntarily agreed to waive all or a portion of its fees and to reimburse fund expenses.

     Transfer Agency Agreements -- The Trust and SunTrust Securities Inc. ("STS"), a wholly-owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides certain transfer agency account activity processing and servicing. The transfer agency service fees are based upon a monthly per account charge for the total shareholder accounts at the Trust's transfer agent. These fees

STI CLASSIC EQUITY FUNDS  November 30, 2004

     are presented on the Statements of Operations as Transfer Agent Fees.

     Custodian Agreements -- SunTrust Bank acts as custodian for all the Funds except the International Equity and the International Equity Index Funds (the "International Funds"), which utilize Brown Brothers Harriman & Co. as custodian. Custodians are paid on the basis of the net assets and transaction costs of the Funds. The custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

     Other -- Certain officers of the Trust are also officers of the Adviser, Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For the six months ended November 30, 2004, the following Funds paid SunTrust Robinson Humphrey, through a reduction in the yield earned by the Funds on those repurchase agreements (000):

                                                          Fees
                                                          ----
      Aggressive Growth Stock Fund.....................   $--
      Balanced Fund....................................     3
      Capital Appreciation Fund........................    17
      Emerging Growth Stock Fund.......................    --
      Information and Technology Fund..................    --
      Mid-Cap Equity Fund..............................     1
      Small Cap Growth Stock Fund......................     3
      Small Cap Value Equity Fund......................     2
      Strategic Quantitative Equity Fund...............    --
      Tax Sensitive Growth Stock Fund..................     1
      Value Income Stock Fund..........................     9

4. Investment Transactions

The cost of purchases and the proceeds from sales and maturities of securities, excluding short-term investments and U.S. Government securities, for the six months ended November 30, 2004, were as follows:

                                                      Sales and
                                          Purchases   Maturities
                                            (000)       (000)
                                          ---------   ----------
      Aggressive Growth Stock Fund......   $25,669     $  5,373
      Balanced Fund.....................   240,334      288,503
      Capital Appreciation Fund.........   850,323      630,179
      Emerging Growth Stock Fund........    10,423        6,325
      Growth and Income Fund............   239,466      244,115
      Information and Technology Fund...    31,847       34,215
      International Equity Fund.........   134,286       92,812
      International Equity Index Fund...    89,881       86,107
      Life Vision Aggressive Growth
        Fund............................    12,992       10,994
      Life Vision Conservative Fund.....     2,948        2,409
      Life Vision Growth and Income
        Fund............................    43,077       30,359
      Life Vision Moderate Growth Fund..    49,033       39,063
      Mid-Cap Equity Fund...............    55,832       68,021
      Mid-Cap Value Equity Fund.........   129,517      107,566
      Small Cap Growth Stock Fund.......   315,701      316,617
      Small Cap Value Equity Fund.......   119,655      175,793
      Strategic Quantitative Equity
        Fund............................   163,820      153,816
      Tax Sensitive Growth Stock Fund...    59,853      112,533
      Value Income Stock Fund...........   393,957      373,802

The cost of U.S. Government security purchases and the proceeds from the sale of U.S. Government securities from the Balanced Fund during the six months ended November 30, 2004 in thousands were $114,433 and $113,091, respectively.

                      (This page intentionally left blank)

STI CLASSIC EQUITY FUNDS  November 30, 2004

5. Capital Share Transactions

Capital Share Transactions for the Funds were as follows (000):

                                    Aggressive Growth                              Capital Appreciation       Emerging Growth
                                        Stock Fund             Balanced Fund               Fund                  Stock Fund
                                  ----------------------   ---------------------   ---------------------   ----------------------
                                  06/01/04-   02/23/04*-   06/01/04-   06/01/03-   06/01/04-   06/01/03-   06/01/04-   02/23/04*-
                                  11/30/04     5/31/04     11/30/04     5/31/04    11/30/04     5/31/04    11/30/04     5/31/04
                                  ---------   ----------   ---------   ---------   ---------   ---------   ---------   ----------
Capital Transactions
T Shares
  Proceeds from Shares Issued...   $26,183     $20,288     $ 25,280    $ 70,058    $ 414,504   $ 279,768    $5,390      $13,349
  Reinvestment of Cash
    Distributions...............        --          --        1,877       3,612           --          --        --           --
  Cost of Shares Redeemed.......    (3,637)       (115)     (43,239)    (64,462)    (133,373)   (253,060)     (834)        (221)
                                   -------     -------     --------    --------    ---------   ---------    ------      -------
    Increase (Decrease) in Net
      Assets from T Shares
      Transactions..............   $22,546     $20,173     $(16,082)   $  9,208    $ 281,131   $  26,708    $4,556      $13,128
                                   -------     -------     --------    --------    ---------   ---------    ------      -------
A Shares
  Proceeds from Shares Issued...   $    74     $    48     $    722    $  2,139    $   5,945   $  15,738    $   57      $    40
  Reinvestment of Cash
    Distributions...............        --          --           63         112           --          --        --           --
  Cost of Shares Redeemed.......       (29)         --         (760)     (1,862)     (14,955)    (26,645)      (22)          --
                                   -------     -------     --------    --------    ---------   ---------    ------      -------
    Increase (Decrease) in Net
      Assets from A Shares
      Transactions..............   $    45     $    48     $     25    $    389    $  (9,010)  $ (10,907)   $   35      $    40
                                   -------     -------     --------    --------    ---------   ---------    ------      -------
L Shares
  Proceeds from Shares Issued...   $    33     $    72     $    763    $ 18,913    $   1,661   $  21,720    $    5      $    44
  Reinvestment of Cash
    Distributions...............        --          --          171         376           --          --        --           --
  Cost of Shares Redeemed.......        (9)         (7)     (13,662)    (23,445)     (14,559)    (26,198)       (9)          (7)
                                   -------     -------     --------    --------    ---------   ---------    ------      -------
    Increase (Decrease) in Net
      Assets from L Shares
      Transactions..............   $    24     $    65     $(12,728)   $ (4,156)   $ (12,898)  $  (4,478)   $   (4)     $    37
                                   -------     -------     --------    --------    ---------   ---------    ------      -------
B Shares
  Proceeds from Shares Issued...
  Reinvestment of Cash
    Distributions...............
  Cost of Shares Redeemed.......
                                   -------     -------     --------    --------    ---------   ---------    ------      -------
    Increase (Decrease) in Net
      Assets from B Shares
      Transactions..............
                                   -------     -------     --------    --------    ---------   ---------    ------      -------
Total Net Increase (Decrease)
  from Capital Transactions.....   $22,615     $20,286     $(28,785)   $  5,441    $ 259,223   $  11,323    $4,587      $13,205
                                   =======     =======     ========    ========    =========   =========    ======      =======
Share Transactions:
T Shares
  Issued........................     2,685       2,062        2,074       5,833       33,824      23,848       598        1,367
  Reinvested....................        --          --          154         299           --          --        --           --
  Redeemed......................      (392)        (12)      (3,528)     (5,342)     (11,010)    (21,521)      (94)         (24)
                                   -------     -------     --------    --------    ---------   ---------    ------      -------
      Increase (Decrease) from T
        Shares Transactions.....     2,293       2,050       (1,300)        790       22,814       2,327       504        1,343
                                   -------     -------     --------    --------    ---------   ---------    ------      -------
A Shares
  Issued........................         8           5           59         176          515       1,390         6            4
  Reinvested....................        --          --            5           9           --          --        --           --
  Redeemed......................        (3)         --          (62)       (152)      (1,291)     (2,350)       (2)          --
                                   -------     -------     --------    --------    ---------   ---------    ------      -------
      Increase (Decrease) from A
        Shares Transactions.....         5           5            2          33         (776)       (960)        4            4
                                   -------     -------     --------    --------    ---------   ---------    ------      -------
L Shares
  Issued........................         3           7           63       1,596          151       2,046        --            5
  Reinvested....................        --          --           14          31           --          --        --           --
  Redeemed......................        (1)         --       (1,125)     (1,944)      (1,323)     (2,409)       (1)          (1)
                                   -------     -------     --------    --------    ---------   ---------    ------      -------
      Increase (Decrease) from L
        Shares Transactions.....         2           7       (1,048)       (317)      (1,172)       (363)       (1)           4
                                   -------     -------     --------    --------    ---------   ---------    ------      -------
B Shares
  Issued........................
  Reinvested....................
  Redeemed......................
                                   -------     -------     --------    --------    ---------   ---------    ------      -------
      Increase (Decrease) from B
        Shares Transactions.....
                                   -------     -------     --------    --------    ---------   ---------    ------      -------
Total Net Increase (Decrease)
  from Share Transactions.......     2,300       2,062       (2,346)        506       20,866       1,004       507        1,351
                                   =======     =======     ========    ========    =========   =========    ======      =======

* Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                     (Unaudited)

  Growth and Income        Information and       International Equity    International Equity
        Fund               Technology Fund               Fund                 Index Fund
---------------------   ----------------------   ---------------------   ---------------------
06/01/04-   06/01/03-   06/01/04-    06/01/03-   06/01/04-   06/01/03-   06/01/04-   06/01/03-
11/30/04     5/31/04     11/30/04     5/31/04    11/30/04     5/31/04    11/30/04     5/31/04
---------   ---------   ----------   ---------   ---------   ---------   ---------   ---------
$ 75,375    $ 187,428    $ 1,724     $  5,911    $ 61,278    $144,029    $ 72,090    $ 83,517
   1,322        2,566         --           --          --       1,379          --       3,067
 (66,811)    (136,004)    (3,252)     (10,357)    (21,561)    (54,870)    (34,774)    (64,875)
--------    ---------    -------     --------    --------    --------    --------    --------
   9,886
$           $  53,990    $(1,528)    $ (4,446)   $ 39,717    $ 90,538    $ 37,316    $ 21,709
--------    ---------    -------     --------    --------    --------    --------    --------
$  4,934    $  11,177    $     5     $     28    $    994    $ 16,666    $  1,944    $ 22,245
     142          304         --           --          --          67          --         147
  (9,612)      (9,607)        --          (26)       (884)    (17,896)    (10,576)    (21,325)
--------    ---------    -------     --------    --------    --------    --------    --------
  (4,536)
$           $   1,874    $     5     $      2    $    110    $ (1,163)   $ (8,632)   $  1,067
--------    ---------    -------     --------    --------    --------    --------    --------
$  4,392    $  29,013    $   133     $  1,309    $    621    $  1,875    $    670    $  2,143
      --          154         --           --          --          43          --          20
 (15,585)     (21,942)    (1,070)      (1,860)     (1,043)     (1,523)       (588)     (1,117)
--------    ---------    -------     --------    --------    --------    --------    --------
 (11,193)
$           $   7,225    $  (937)    $   (551)   $   (422)   $    395    $     82    $  1,046
--------    ---------    -------     --------    --------    --------    --------    --------
--------    ---------    -------     --------    --------    --------    --------    --------
--------    ---------    -------     --------    --------    --------    --------    --------
  (5,843)
$           $  63,089    $(2,460)    $ (4,995)   $ 39,405    $ 89,770    $ 28,766    $ 23,822
========    =========    =======     ========    ========    ========    ========    ========
   5,034       13,896        243          812       5,794      14,743       6,239       8,041
      89          190         --           --          --         141          --         290
  (4,466)      (9,941)      (463)      (1,460)     (2,050)     (6,032)     (3,060)     (6,365)
--------    ---------    -------     --------    --------    --------    --------    --------
     657        4,145       (220)        (648)      3,744       8,852       3,179       1,966
--------    ---------    -------     --------    --------    --------    --------    --------
     330          814          1            3          96       2,018         176       2,436
       9           22         --           --          --           7          --          14
    (635)        (697)        --           (3)        (85)     (2,130)       (920)     (2,267)
--------    ---------    -------     --------    --------    --------    --------    --------
    (296)         139          1           --          11        (105)       (744)        183
--------    ---------    -------     --------    --------    --------    --------    --------
     297        2,178         19          188          64         213          61         215
      --           11         --           --          --           5          --           2
  (1,053)      (1,603)      (157)        (268)       (107)       (173)        (53)       (112)
--------    ---------    -------     --------    --------    --------    --------    --------
    (756)         586       (138)         (80)        (43)         45           8         105
--------    ---------    -------     --------    --------    --------    --------    --------
--------    ---------    -------     --------    --------    --------    --------    --------
--------    ---------    -------     --------    --------    --------    --------    --------
    (395)       4,870       (357)        (728)      3,712       8,792       2,443       2,254
========    =========    =======     ========    ========    ========    ========    ========

STI CLASSIC EQUITY FUNDS  November 30, 2004

                                         Life Vision
                                      Aggressive Growth          Life Vision         Life Vision Growth     Life Vision Moderate
                                            Fund              Conservative Fund        and Income Fund           Growth Fund
                                    ---------------------   ---------------------   ---------------------   ---------------------
                                    06/01/04-   06/01/03-   06/01/04-   06/01/03-   06/01/04-   06/01/03-   06/01/04-   06/01/03-
                                    11/30/04     5/31/04    11/30/04     5/31/04    11/30/04     5/31/04    11/30/04     5/31/04
                                    ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Capital Transactions
T Shares
  Proceeds from Shares Issued.....   $ 3,812     $ 8,576      $ 241      $   30      $11,319    $ 22,469     $14,759    $ 45,870
  Reinvestment of Cash
    Distributions.................        58         132         --          --          433         971         981       1,730
  Cost of Shares Redeemed.........    (3,294)     (4,939)        --          --       (6,769)    (17,771)     (9,496)    (31,191)
                                     -------     -------      -----      ------      -------    --------     -------    --------
    Increase (Decrease) in Net
      Assets from T Shares
      Transactions................   $   576     $ 3,769      $ 241      $   30      $ 4,983    $  5,669     $ 6,244    $ 16,409
                                     -------     -------      -----      ------      -------    --------     -------    --------
A Shares
  Proceeds from Shares Issued.....   $   890     $   858      $ 102      $  485      $ 1,368    $  1,432     $ 1,719    $  4,397
  Reinvestment of Cash
    Distributions.................        --          --          2           2            8           5          26          18
  Cost of Shares Redeemed.........      (111)         --       (173)        (10)        (161)        (24)       (187)       (898)
                                     -------     -------      -----      ------      -------    --------     -------    --------
    Increase (Decrease) in Net
      Assets from A Shares
      Transactions................   $   779     $   858      $ (69)     $  477      $ 1,215    $  1,413     $ 1,558    $  3,517
                                     -------     -------      -----      ------      -------    --------     -------    --------
L Shares
  Proceeds from Shares Issued.....
  Reinvestment of Cash
    Distributions.................
  Cost of Shares Redeemed.........
                                     -------     -------      -----      ------      -------    --------     -------    --------
    Increase (Decrease) in Net
      Assets from L Shares
      Transactions................
                                     -------     -------      -----      ------      -------    --------     -------    --------
B Shares
  Proceeds from Shares Issued.....   $   741     $ 3,147      $ 473      $4,680      $ 3,016    $ 10,738     $ 1,404    $ 10,808
  Reinvestment of Cash
    Distributions.................        --           4         36          40           23          54          60          87
  Cost of Shares Redeemed.........      (213)       (291)      (128)       (627)      (1,131)       (567)       (652)     (1,204)
                                     -------     -------      -----      ------      -------    --------     -------    --------
    Increase (Decrease) in Net
      Assets from B Shares
      Transactions................   $   528     $ 2,860      $ 381      $4,093      $ 1,908    $ 10,225     $   812    $  9,691
                                     -------     -------      -----      ------      -------    --------     -------    --------
Total Net Increase (Decrease) from
  Capital Transactions............   $ 1,883     $ 7,487      $ 553      $4,600      $ 8,106    $ 17,307     $ 8,614    $ 29,617
                                     =======     =======      =====      ======      =======    ========     =======    ========
Share Transactions:
T Shares
  Issued..........................       371         894         22           3        1,047       2,228       1,446       4,736
  Reinvested......................         6          14         --          --           40          95          97         179
  Redeemed........................      (321)       (509)        --          --         (625)     (1,716)       (941)     (3,218)
                                     -------     -------      -----      ------      -------    --------     -------    --------
    Increase (Decrease) from T
      Shares Transactions.........        56         399         22           3          462         607         602       1,697
                                     -------     -------      -----      ------      -------    --------     -------    --------
A Shares
  Issued..........................        85          85          9          45          127         135         168         440
  Reinvested......................        --          --         --          --            1          --           3           2
  Redeemed........................       (11)         --        (16)         (1)         (15)         (2)        (19)        (90)
                                     -------     -------      -----      ------      -------    --------     -------    --------
    Increase (Decrease) from A
      Shares Transactions.........        74          85         (7)         44          113         133         152         352
                                     -------     -------      -----      ------      -------    --------     -------    --------
L Shares
  Issued..........................
  Reinvested......................
  Redeemed........................
                                     -------     -------      -----      ------      -------    --------     -------    --------
    Increase (Decrease) from L
      Shares Transactions.........
                                     -------     -------      -----      ------      -------    --------     -------    --------
B Shares
  Issued..........................        73         334         44         438          280       1,049         140       1,135
  Reinvested......................        --           1          3           4            2           5           6           9
  Redeemed........................       (21)        (29)       (12)        (58)        (104)        (54)        (65)       (123)
                                     -------     -------      -----      ------      -------    --------     -------    --------
    Increase (Decrease) from B
      Shares Transactions.........        52         306         35         384          178       1,000          81       1,021
                                     -------     -------      -----      ------      -------    --------     -------    --------
Total Net Increase (Decrease) from
  Share Transactions..............       182         790         50         431          753       1,740         835       3,070
                                     =======     =======      =====      ======      =======    ========     =======    ========

                                                                     (Unaudited)

       Mid-Cap              Mid-Cap Value         Small Cap Growth         Small Cap Value
     Equity Fund             Equity Fund             Stock Fund              Equity Fund
---------------------   ---------------------   ---------------------   ---------------------
06/01/04-   06/01/03-   06/01/04-   06/01/03-   06/01/04-   06/01/03-   06/01/04-   06/01/03-
11/30/04     5/31/04    11/30/04     5/31/04    11/30/04     5/31/04    11/30/04     5/31/04
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
$ 24,912    $ 82,329    $ 38,839    $ 49,725    $ 90,864    $ 208,034   $ 50,043    $194,843
     207         360         325         224          --           --        608       1,303
 (27,417)    (48,540)    (12,317)    (32,636)    (97,386)    (187,311)   (81,426)   (200,738)
--------    --------    --------    --------    --------    ---------   --------    --------
$ (2,298)   $ 34,149    $ 26,847    $ 17,313    $ (6,522)   $  20,723   $(30,775)   $ (4,592)
--------    --------    --------    --------    --------    ---------   --------    --------
$  1,849    $  6,855    $    752    $    781    $  9,050    $  18,285   $  2,188    $  5,183
      17          39           2          --          --           --          3          --
  (5,708)     (4,089)       (301)       (195)     (8,201)      (7,136)    (3,373)     (1,130)
--------    --------    --------    --------    --------    ---------   --------    --------
$ (3,842)   $  2,805    $    453    $    586    $    849    $  11,149   $ (1,182)   $  4,053
--------    --------    --------    --------    --------    ---------   --------    --------
$    356    $  6,138    $    684    $  3,478    $  1,181    $  14,012   $    482    $ 11,644
      --          11          17           1          --           --         --           5
  (2,545)     (4,521)     (1,363)     (3,028)     (6,081)      (8,464)    (6,111)    (11,209)
--------    --------    --------    --------    --------    ---------   --------    --------
$ (2,189)   $  1,628    $   (662)   $    451    ($ 4,900)   $   5,548   $ (5,629)   $    440
--------    --------    --------    --------    --------    ---------   --------    --------
--------    --------    --------    --------    --------    ---------   --------    --------
--------    --------    --------    --------    --------    ---------   --------    --------

$ (8,329)   $ 38,582    $ 26,638    $ 18,350    $(10,573)   $  37,420   $(37,586)   $    (99)
========    ========    ========    ========    ========    =========   ========    ========
   2,326       8,504       3,551       5,128       4,489       11,405      2,627      12,101
      20          37          29          23          --           --         33          87
  (2,613)     (4,889)     (1,117)     (3,302)     (4,860)      (9,774)    (4,380)    (12,580)
--------    --------    --------    --------    --------    ---------   --------    --------
    (267)      3,652       2,463       1,849        (371)       1,631     (1,720)       (392)
--------    --------    --------    --------    --------    ---------   --------    --------
     185         721          68          75         448          960        114         290
       2           4          --          --          --           --         --          --
    (554)       (440)        (27)        (19)       (407)        (381)      (175)        (65)
--------    --------    --------    --------    --------    ---------   --------    --------
    (367)        285          41          56          41          579        (61)        225
--------    --------    --------    --------    --------    ---------   --------    --------
      38         704          62         364          62          812         26         759
      --           1           2          --          --           --         --          --
    (270)       (502)       (123)       (310)       (320)        (467)      (329)       (695)
--------    --------    --------    --------    --------    ---------   --------    --------
    (232)        203         (59)         54        (258)         345       (303)         64
--------    --------    --------    --------    --------    ---------   --------    --------
--------    --------    --------    --------    --------    ---------   --------    --------
--------    --------    --------    --------    --------    ---------   --------    --------
    (866)      4,140       2,445       1,959        (588)       2,555     (2,084)       (103)
========    ========    ========    ========    ========    =========   ========    ========

STI CLASSIC EQUITY FUNDS  November 30, 2004

                                                           Strategic Quantitative   Tax Sensitive Growth        Value Income
                                                                Equity Fund              Stock Fund              Stock Fund
                                                           ----------------------   ---------------------   ---------------------
                                                           06/01/04-   08/07/03*-   06/01/04-   06/01/03-   06/01/04-   06/01/03-
                                                           11/30/04     5/31/04     11/30/04     5/31/04    11/30/04     5/31/04
                                                           ---------   ----------   ---------   ---------   ---------   ---------
Capital Transactions
T Shares
  Proceeds from Shares Issued............................   $21,619     $63,691     $  2,465    $  10,614   $103,141    $117,907
  Reinvestment of Cash Distributions.....................        --         655           --           --      3,953       7,527
  Cost of Shares Redeemed................................    (8,756)     (3,492)     (40,287)     (84,727)   (63,249)   (204,589)
                                                            -------     -------     --------    ---------   --------    --------
    Increase (Decrease) in Net Assets from T Shares
      Transactions.......................................   $12,863     $60,854     $(37,822)   $ (74,113)  $ 43,845    $(79,155)
                                                            -------     -------     --------    ---------   --------    --------
A Shares
  Proceeds from Shares Issued............................   $   123     $   156     $    650    $     664   $  4,645    $  8,238
  Reinvestment of Cash Distributions.....................        --           1           --           --        348         704
  Cost of Shares Redeemed................................        --          (3)        (458)        (318)    (6,545)    (12,649)
                                                            -------     -------     --------    ---------   --------    --------
    Increase (Decrease) in Net Assets from A Shares
      Transactions.......................................   $   123     $   154     $    192    $     346   $ (1,552)   $ (3,707)
                                                            -------     -------     --------    ---------   --------    --------
L Shares
  Proceeds from Shares Issued............................   $    77     $ 1,627     $    402    $   4,890   $  1,312    $ 11,995
  Reinvestment of Cash Distributions.....................        --          19           --           --         82         201
  Cost of Shares Redeemed................................      (112)       (107)     (17,437)     (33,456)    (6,814)    (12,967)
                                                            -------     -------     --------    ---------   --------    --------
    Increase (Decrease) in Net Assets from L Shares
      Transactions.......................................   $   (35)    $ 1,539     $(17,035)   $ (28,566)  $ (5,420)   $   (771)
                                                            -------     -------     --------    ---------   --------    --------
B Shares
  Proceeds from Shares Issued............................
  Reinvestment of Cash Distributions.....................
  Cost of Shares Redeemed................................
                                                            -------     -------     --------    ---------   --------    --------
    Increase (Decrease) in Net Assets from B Shares
      Transactions.......................................
                                                            -------     -------     --------    ---------   --------    --------
Total Net Increase (Decrease) from Capital
  Transactions...........................................   $12,951     $62,547     $(54,665)   $(102,333)  $ 36,873    $(83,633)
                                                            =======     =======     ========    =========   ========    ========
Share Transactions:
T Shares
  Issued.................................................     1,740       5,767          106          474      8,817      11,026
  Reinvested.............................................        --          58           --           --        340         717
  Redeemed...............................................      (718)       (296)      (1,738)      (3,816)    (5,417)    (19,413)
                                                            -------     -------     --------    ---------   --------    --------
    Increase (Decrease) from T Shares Transactions.......     1,022       5,529       (1,632)      (3,342)     3,740      (7,670)
                                                            -------     -------     --------    ---------   --------    --------
A Shares
  Issued.................................................        10          13           28           29        397         785
  Reinvested.............................................        --          --           --           --         30          67
  Redeemed...............................................        --          --          (20)         (13)      (562)     (1,175)
                                                            -------     -------     --------    ---------   --------    --------
    Increase (Decrease) from A Shares Transactions.......        10          13            8           16       (135)       (323)
                                                            -------     -------     --------    ---------   --------    --------
L Shares
  Issued.................................................         6         138           18          235        115       1,157
  Reinvested.............................................        --           2           --           --          7          19
  Redeemed...............................................        (9)         (9)        (795)      (1,562)      (591)     (1,205)
                                                            -------     -------     --------    ---------   --------    --------
    Increase (Decrease) from L Shares Transactions.......        (3)        131         (777)      (1,327)      (469)        (29)
                                                            -------     -------     --------    ---------   --------    --------
B Shares
  Issued.................................................
  Reinvested.............................................
  Redeemed...............................................
                                                            -------     -------     --------    ---------   --------    --------
    Increase (Decrease) from B Shares Transactions.......
                                                            -------     -------     --------    ---------   --------    --------
Total Net Increase (Decrease) from Share Transactions....     1,029       5,673       (2,401)      (4,653)     3,136      (8,022)
                                                            =======     =======     ========    =========   ========    ========

* Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                     (Unaudited)

6. Federal Tax Policies and Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with applicable country's tax rules and rates.
At November 30, 2004, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at November 30, 2004, were as follows:

                                                                            Aggregate       Aggregate           Net
                                                                              Gross           Gross          Unrealized
                                                               Federal      Unrealized      Unrealized      Appreciation
                                                               Tax Cost    Appreciation   (Depreciation)   (Depreciation)
                                                                (000)         (000)           (000)            (000)
                                                              ----------   ------------   --------------   --------------
Aggressive Growth Stock Fund................................  $   41,768     $  5,423        $ (2,890)        $  2,533
Balanced Fund...............................................     300,619       20,393          (1,422)          18,971
Capital Appreciation Fund...................................   1,606,902      199,611         (17,362)         182,249
Emerging Growth Stock Fund..................................      16,303        2,429          (1,229)           1,200
Growth and Income Fund......................................     811,073      207,970          (9,539)         198,431
Information and Technology Fund.............................      15,188        1,664            (136)           1,528
International Equity Fund...................................     364,937       90,669          (3,461)          87,208
International Equity Index Fund.............................     425,906       99,298         (28,130)          71,168
Life Vision Aggressive Growth Fund..........................      43,187        5,625            (118)           5,507
Life Vision Conservative Fund...............................       5,976          300             (35)             265
Life Vision Growth and Income Fund..........................      91,799       11,389            (253)          11,136
Life Vision Moderate Growth Fund............................     140,615       13,407            (465)          12,942
Mid-Cap Equity Fund.........................................     195,217       41,786          (3,274)          38,512
Mid-Cap Value Equity Fund...................................     229,766       20,678          (1,890)          18,788
Small Cap Growth Stock Fund.................................   1,053,826      230,446         (28,083)         202,363
Small Cap Value Equity Fund.................................     788,033      231,792         (15,288)         216,504
Strategic Quantitative Equity Fund..........................      78,537        7,996            (315)           7,681
Tax Sensitive Growth Stock Fund.............................     144,603       46,098          (1,899)          44,199
Value Income Stock Fund.....................................     839,954      130,018         (10,474)         119,544

As of the latest tax year end of May 31, 2004, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders (000):

                                                                                           Expires
                                                              ------------------------------------------------------------------
Fund                                                           2006     2007     2008       2009      2010      2011      2012
----                                                          ------   ------   -------   --------   -------   -------   -------
Aggressive Growth Stock Fund................................  $   --   $   --   $    --   $     --   $    --   $    --   $    29
Emerging Growth Stock Fund..................................      --       --        --         --        --        --       178
Growth and Income Fund......................................      --       --        --         --        --    29,765        --
Information and Technology Fund.............................      --       --        --         --    65,590    19,102        --
International Equity Fund...................................   3,868    2,086        --      3,394    27,543    31,153    17,050
International Equity Index Fund.............................      --       --        --      6,233    23,827    16,546     9,207
Life Vision Aggressive Growth Fund..........................      --       --        --         --        15       873        83
Life Vision Growth and Income Fund..........................      --       --        --         --     1,545     1,299     1,043
Life Vision Moderate Growth Fund............................      --       --        --         --       286       554     1,105
Mid-Cap Equity Fund.........................................      --       --        --         --        --    28,717        --
Mid-Cap Value Equity Fund...................................      --       --        --         --        --    17,070        --
Small Cap Growth Stock Fund.................................      --    1,996        --         --        --        --        --
Tax Sensitive Growth Stock Fund*............................      --      142    40,227    153,993    52,653     9,527        --
Value Income Stock Fund.....................................      --       --        --    162,750        --    28,942        --

* Information reflects fund activity based on the Fund's October 31, 2003 tax reporting year.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS (concluded)
STI CLASSIC EQUITY FUNDS  November 30, 2004

7. Concentrations/Risks

The Information and Technology Fund invests a substantial portion of its assets in securities in the technology industry. Therefore, it may be more affected by economic and political developments in that industry than a general equity fund would be.

The International Equity and International Equity Index Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. Securities Lending

The Balanced Fund, Capital Appreciation Fund, Growth and Income Fund, Information and Technology Fund, International Equity Fund, International Equity Index Fund, Mid-Cap Equity Fund, Mid-Cap Value Equity Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Tax Sensitive Growth Stock Fund, and Value Income Stock Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least 102% of the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the Boston Global Investment Trust-Enhanced Portfolio. This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. At November 30, 2004, the Portfolio was invested in money market mutual funds, commercial paper, repurchase agreements, U.S. Agency Obligations and corporate bonds (with interest rates ranging from 1.15% to 2.36% and maturity dates ranging from 12/01/04 to 06/15/07).

9. Subsequent Event

On December 17, 2004, the assets of the Information and Technology Fund were acquired by the Aggressive Growth Stock Fund.

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS (UNAUDITED)
--------------------------------------------------------------------------------
Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Member." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Member." Messrs. Courts and Ridley are Trustees who may be deemed to be "interested persons" of the Trust.
--------------------------------------------------------------------------------

                                          TERM OF                                          NUMBER OF
                         POSITION(S)     OFFICE AND                 PRINCIPAL              PORTFOLIOS
   NAME, ADDRESS, AND     HELD WITH      LENGTH OF                OCCUPATION(S)           OVERSEEN FOR
     DATE OF BIRTH        THE GROUP     TIME SERVED          DURING THE PAST 5 YEARS       THE TRUST
------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS*
--------------
Richard W. Courts, II     Trustee      November, 2001   Chairman of the Board, Atlantic        49
3435 Stelzer Road                                       Investment Company, 1970 to
Columbus, OH 43219                                      present.
01/18/36
------------------------------------------------------------------------------------------------------
Clarence H. Ridley        Trustee      November, 2001   Chairman of the Board; Haverty         49
3435 Stelzer Road                                       Furniture Companies, 2001 to
Columbus, OH 43219                                      present; Partner, King and
06/03/42                                                Spaulding LLP (law firm), 1971 to
                                                        2000.
------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
Thomas Gallagher          Trustee      May, 2000        President, Genuine Parts Company       49
3435 Stelzer Road                                       Wholesale Distribution, 1970 to
Columbus, OH 43219                                      present.
11/25/47
------------------------------------------------------------------------------------------------------
F. Wendell Gooch          Trustee      May, 1992        Retired.                               49
3435 Stelzer Road
Columbus, OH 43219
12/03/32
------------------------------------------------------------------------------------------------------
James O. Robbins          Trustee      May, 2000        President and Chief Executive          49
3435 Stelzer Road                                       Officer, Cox Communications,
Columbus, OH 43219                                      Inc., 1985 to present.
07/04/42
------------------------------------------------------------------------------------------------------
Jonathan T. Walton        Trustee      February, 1998   Retired.                               49
3435 Stelzer Road
Columbus, OH 43219
03/28/30
------------------------------------------------------------------------------------------------------
Sidney E. Harris          Trustee      November, 2004   Dean of Robinson College of            49
3435 Stelzer Road                                       Business, Georgia State
Columbus, OH 43219                                      University.
07/21/49
------------------------------------------------------------------------------------------------------
Warren Y. Jobe            Trustee      November, 2004   Retired.                               49
3435 Stelzer Road
Columbus, OH 43219
11/12/40
------------------------------------------------------------------------------------------------------
Charles D. Winslow        Trustee      November, 2004   Retired.                               49
3435 Stelzer Road
Columbus, OH 43219
07/13/35
------------------------------------------------------------------------------------------------------

                                     OTHER
                                 DIRECTORSHIPS
   NAME, ADDRESS, AND            HELD BY BOARD
     DATE OF BIRTH                   MEMBER
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS*
--------------
Richard W. Courts, II     Director, Cousins
3435 Stelzer Road         Properties, Inc.; Director,
Columbus, OH 43219        Piedmont Hospital; Director,
01/18/36                  SunTrust Bank, Atlanta;
                          Chairman, Courts Foundation;
                          Chairman, J. Bulow Campbell
                          Foundation. Current Trustee
                          of STI Classic Variable
                          Trust.
--------------------------------------------------------------------------------
Clarence H. Ridley        Director, Crawford & Co.;
3435 Stelzer Road         Director, Pike's Family
Columbus, OH 43219        Nurseries, Inc.; Trustee,
06/03/42                  St. Joseph's Health System,
                          Inc.; Director, High Museum
                          of Atlanta. Current Trustee
                          of STI Classic Variable
                          Trust.
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
Thomas Gallagher          Director, Shepard Center;
3435 Stelzer Road         Director, NAPA; Director,
Columbus, OH 43219        Genuine Parts Co.; Director,
11/25/47                  Stone Mountain Industrial
                          Park; Trustee, The Lovett
                          School; Director, Oxford
                          Industries. Current Trustee
                          of STI Classic Variable
                          Trust.
--------------------------------------------------------------------------------
F. Wendell Gooch          Current Trustee of STI
3435 Stelzer Road         Classic Variable, The
Columbus, OH 43219        Capitol Mutual Funds and SEI
12/03/32                  Family of Funds.
--------------------------------------------------------------------------------
James O. Robbins          Director, National Cable and
3435 Stelzer Road         Telecommunications
Columbus, OH 43219        Association; Director, Cable
07/04/42                  Labs; Director, C-SPAN;
                          Trustee, St. Paul's Schools;
                          Director, Cox
                          Communications. Current
                          Trustee of STI Classic
                          Variable Trust.
--------------------------------------------------------------------------------
Jonathan T. Walton        Current Trustee of STI
3435 Stelzer Road         Classic Variable Trust and
Columbus, OH 43219        W.K. Kellogg Trust.
03/28/30
--------------------------------------------------------------------------------
Sidney E. Harris          Director, ServiceMaster;
3435 Stelzer Road         Director, Total System
Columbus, OH 43219        Services, Inc. Current
07/21/49                  Trustee of STI Classic
                          Variable Trust.
--------------------------------------------------------------------------------
Warren Y. Jobe            Director, WellPoint Health
3435 Stelzer Road         Networks; Director,
Columbus, OH 43219        UniSource Energy Corp.;
11/12/40                  Director, Tucson Electric
                          Power. Current Trustee of
                          STI Classic Variable Trust.
--------------------------------------------------------------------------------

Charles D. Winslow        Current Trustee of STI
3435 Stelzer Road         Classic Variable Trust.
Columbus, OH 43219
07/13/35
--------------------------------------------------------------------------------

* Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

                                               TERM OF
                                             OFFICE AND
                             POSITION(S)      LENGTH OF
   NAME, ADDRESS, AND         HELD WITH         TIME                         PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH            THE GROUP        SERVED                        DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
R. Jeffrey Young           President         Since 2004    Senior Vice President, Relationship Management, BISYS Fund
3435 Stelzer Road                                          Services since April 2002. Vice President, Client Services,
Columbus, OH 43219                                         BISYS Fund Services from May 1997 to April 2002.
08/22/64
-----------------------------------------------------------------------------------------------------------------------
Bryan C. Haft              Treasurer and     Since 2004    Vice President, Financial Administration, BISYS Fund
3435 Stelzer Road          CFO                             Services since July 2000. Director, Administration Services,
Columbus, OH 43219                                         BISYS Fund Services from May 1998 to July 2000.
01/23/65
-----------------------------------------------------------------------------------------------------------------------
Deborah A. Lamb            Executive Vice    Since 2003    Chief Compliance Officer and Managing Director of Trusco
3435 Stelzer Road          President,                      Capital Management, Inc. since March 2003 and President of
Columbus, OH 43219         Assistant                       Investment Industry Consultants, LLC since June 2000.
10/02/52                   Secretary and                   Director of Compliance at INVESCO, Inc. from March 1995 to
                           CCO                             June 2000.
-----------------------------------------------------------------------------------------------------------------------
Alaina V. Metz             Assistant         Since 2004    Vice President, Blue Sky Compliance, BISYS Fund Services
3435 Stelzer Road          Secretary                       since January 2002. Chief Administrative Officer, Blue Sky
Columbus, OH 43219                                         Compliance, BISYS Fund Services from June 1995 to January
04/07/67                                                   2002.
-----------------------------------------------------------------------------------------------------------------------
Julie M. Powers            Assistant         Since 2004    Senior Paralegal, Legal Services, BISYS Fund Services since
3435 Stelzer Road          Secretary                       June 2000. Paralegal of Phillips, Lytle, Hitchcock, Blaine &
Columbus, OH 43219                                         Huber LLP from March 1998 to June 2000.
10/08/69
-----------------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLES (UNAUDITED)
--------------------------------------------------------------------------------
As a shareholder of the STI Classic Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the STI Classic Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 through November 30, 2004.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
Fund                                                    06/01/04          11/30/04        06/01/04-11/30/04     06/01/04-11/30/04
----                                                  -------------     -------------     -----------------     -----------------
Aggressive Growth Stock Fund.........    T Shares       $1,000.00         $1,017.00             $6.02                 1.19%
                                         A Shares        1,000.00          1,015.00              7.88                 1.56%
                                         L Shares        1,000.00          1,013.00             10.55                 2.09%
Balanced Fund........................    T Shares        1,000.00          1,032.90              4.99                 0.98%
                                         A Shares        1,000.00          1,031.40              6.47                 1.27%
                                         L Shares        1,000.00          1,027.80             10.17                 2.00%
Capital Appreciation Fund............    T Shares        1,000.00          1,020.30              6.03                 1.19%
                                         A Shares        1,000.00          1,016.90              9.40                 1.86%
                                         L Shares        1,000.00          1,015.20             11.27                 2.23%
Emerging Growth Stock Fund...........    T Shares        1,000.00            972.90              6.03                 1.22%
                                         A Shares        1,000.00            970.80              7.81                 1.58%
                                         L Shares        1,000.00            967.60             10.31                 2.09%
Growth and Income Fund...............    T Shares        1,000.00          1,079.50              5.00                 0.96%
                                         A Shares        1,000.00          1,079.20              6.15                 1.18%
                                         L Shares        1,000.00          1,075.00              9.99                 1.92%
Information and Technology Fund......    T Shares        1,000.00          1,024.00              6.29                 1.24%
                                         A Shares        1,000.00          1,021.40              8.72                 1.72%
                                         L Shares        1,000.00          1,018.10             11.08                 2.19%
International Equity Fund............    T Shares        1,000.00          1,132.00              7.27                 1.36%
                                         A Shares        1,000.00          1,129.60              9.18                 1.72%
                                         L Shares        1,000.00          1,125.40             12.73                 2.39%
International Equity Index Fund......    T Shares        1,000.00          1,134.10              4.87                 0.91%
                                         A Shares        1,000.00          1,131.70              7.16                 1.34%
                                         L Shares        1,000.00          1,128.20             10.46                 1.96%
Life Vision Aggressive Growth Fund...    T Shares        1,000.00          1,070.80              0.99                 0.19%
                                         A Shares        1,000.00          1,068.90              2.65                 0.51%
                                         B Shares        1,000.00          1,066.80              5.18                 1.00%
Life Vision Conservative Fund........    T Shares        1,000.00          1,043.60              0.82                 0.16%
                                         A Shares        1,000.00          1,041.60              2.81                 0.55%
                                         B Shares        1,000.00          1,039.80              4.86                 0.95%
Life Vision Growth and Income Fund...    T Shares        1,000.00          1,060.50              1.08                 0.21%
                                         A Shares        1,000.00          1,058.30              2.84                 0.55%
                                         B Shares        1,000.00          1,055.90              5.15                 1.00%
Life Vision Moderate Growth Fund.....    T Shares        1,000.00          1,056.20              1.08                 0.21%
                                         A Shares        1,000.00          1,054.90              2.42                 0.47%
                                         B Shares        1,000.00          1,051.60              4.73                 0.92%

EXPENSE EXAMPLES (UNAUDITED)
--------------------------------------------------------------------------------

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
Fund                                                    06/01/04          11/30/04        06/01/04-11/30/04     06/01/04-11/30/04
----                                                  -------------     -------------     -----------------     -----------------
Mid-Cap Equity Fund..................    T Shares        1,000.00          1,112.60              6.30                 1.19%
                                         A Shares        1,000.00          1,110.00              8.62                 1.63%
                                         L Shares        1,000.00          1,106.50             11.67                 2.21%
Mid-Cap Value Equity Fund............    T Shares        1,000.00          1,094.60              6.35                 1.21%
                                         A Shares        1,000.00          1,091.20              8.39                 1.60%
                                         L Shares        1,000.00          1,089.70              9.90                 1.89%
Small Cap Growth Stock Fund..........    T Shares        1,000.00          1,109.60              6.45                 1.22%
                                         A Shares        1,000.00          1,107.40              8.51                 1.61%
                                         L Shares        1,000.00          1,103.90             11.76                 2.23%
Small Cap Value Equity Fund..........    T Shares        1,000.00          1,154.80              6.54                 1.21%
                                         A Shares        1,000.00          1,153.10              7.99                 1.48%
                                         L Shares        1,000.00          1,153.00              8.20                 1.52%
Strategic Quantitative Equity Fund...    T Shares        1,000.00          1,112.60              5.61                 1.06%
                                         A Shares        1,000.00          1,110.40              7.09                 1.34%
                                         L Shares        1,000.00          1,105.80             11.09                 2.10%
Tax Sensitive Growth Stock Fund......    T Shares        1,000.00          1,044.20              6.20                 1.21%
                                         A Shares        1,000.00          1,041.70              8.24                 1.61%
                                         L Shares        1,000.00          1,038.60             11.40                 2.23%
Value Income Stock Fund..............    T Shares        1,000.00          1,081.50              4.49                 0.86%
                                         A Shares        1,000.00          1,079.80              6.31                 1.21%
                                         L Shares        1,000.00          1,075.90              9.89                 1.90%

---------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each STI Classic Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
Fund                                                    06/01/04          11/30/04        06/01/04-11/30/04     06/01/04-11/30/04
----                                                  -------------     -------------     -----------------     -----------------
Aggressive Growth Stock Fund.........    T Shares       $1,000.00         $1,019.10             $6.02                 1.19%
                                         A Shares        1,000.00          1,017.25              7.89                 1.56%
                                         L Shares        1,000.00          1,014.59             10.56                 2.09%
Balanced Fund........................    T Shares        1,000.00          1,020.16              4.96                 0.98%
                                         A Shares        1,000.00          1,018.70              6.43                 1.27%
                                         L Shares        1,000.00          1,015.04             10.10                 2.00%
Capital Appreciation Fund............    T Shares        1,000.00          1,019.10              6.02                 1.19%
                                         A Shares        1,000.00          1,015.74              9.40                 1.86%
                                         L Shares        1,000.00          1,013.89             11.26                 2.23%

--------------------------------------------------------------------------------

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
Fund                                                    06/01/04          11/30/04        06/01/04-11/30/04     06/01/04-11/30/04
----                                                  -------------     -------------     -----------------     -----------------
Emerging Growth Stock Fund...........    T Shares        1,000.00          1,018.95              6.17                 1.22%
                                         A Shares        1,000.00          1,017.15              7.99                 1.58%
                                         L Shares        1,000.00          1,014.59             10.56                 2.09%
Growth and Income Fund...............    T Shares        1,000.00          1,020.26              4.86                 0.96%
                                         A Shares        1,000.00          1,019.15              5.97                 1.18%
                                         L Shares        1,000.00          1,015.44              9.70                 1.92%
Information and Technology Fund......    T Shares        1,000.00          1,018.85              6.28                 1.24%
                                         A Shares        1,000.00          1,016.44              8.69                 1.72%
                                         L Shares        1,000.00          1,014.09             11.06                 2.19%
International Equity Fund............    T Shares        1,000.00          1,018.25              6.88                 1.36%
                                         A Shares        1,000.00          1,016.44              8.69                 1.72%
                                         L Shares        1,000.00          1,013.09             12.06                 2.39%
International Equity Index Fund......    T Shares        1,000.00          1,020.51              4.61                 0.91%
                                         A Shares        1,000.00          1,018.35              6.78                 1.34%
                                         L Shares        1,000.00          1,015.24              9.90                 1.96%
Life Vision Aggressive Growth Fund...    T Shares        1,000.00          1,024.12              0.96                 0.19%
                                         A Shares        1,000.00          1,022.51              2.59                 0.51%
                                         B Shares        1,000.00          1,020.05              5.06                 1.00%
Life Vision Conservative Fund........    T Shares        1,000.00          1,024.27              0.81                 0.16%
                                         A Shares        1,000.00          1,022.31              2.79                 0.55%
                                         B Shares        1,000.00          1,020.31              4.81                 0.95%
Life Vision Growth and Income Fund...    T Shares        1,000.00          1,024.02              1.07                 0.21%
                                         A Shares        1,000.00          1,022.31              2.79                 0.55%
                                         B Shares        1,000.00          1,020.05              5.06                 1.00%
Life Vision Moderate Growth Fund.....    T Shares        1,000.00          1,024.02              1.07                 0.21%
                                         A Shares        1,000.00          1,022.71              2.38                 0.47%
                                         B Shares        1,000.00          1,020.46              4.66                 0.92%
Mid-Cap Equity Fund..................    T Shares        1,000.00          1,019.10              6.02                 1.19%
                                         A Shares        1,000.00          1,016.90              8.24                 1.63%
                                         L Shares        1,000.00          1,013.99             11.16                 2.21%
Mid-Cap Value Equity Fund............    T Shares        1,000.00          1,019.00              6.12                 1.21%
                                         A Shares        1,000.00          1,017.05              8.09                 1.60%
                                         L Shares        1,000.00          1,015.59              9.55                 1.89%
Small Cap Growth Stock Fund..........    T Shares        1,000.00          1,018.95              6.17                 1.22%
                                         A Shares        1,000.00          1,017.00              8.14                 1.61%
                                         L Shares        1,000.00          1,013.89             11.26                 2.23%
Small Cap Value Equity Fund..........    T Shares        1,000.00          1,019.00              6.12                 1.21%
                                         A Shares        1,000.00          1,017.65              7.49                 1.48%
                                         L Shares        1,000.00          1,017.45              7.69                 1.52%
Strategic Quantitative Equity Fund...    T Shares        1,000.00          1,019.75              5.37                 1.06%
                                         A Shares        1,000.00          1,018.35              6.78                 1.34%
                                         L Shares        1,000.00          1,014.54             10.61                 2.10%
Tax Sensitive Growth Stock Fund......    T Shares        1,000.00          1,019.00              6.12                 1.21%
                                         A Shares        1,000.00          1,017.00              8.14                 1.61%
                                         L Shares        1,000.00          1,013.89             11.26                 2.23%
Value Income Stock Fund..............    T Shares        1,000.00          1,020.76              4.36                 0.86%
                                         A Shares        1,000.00          1,019.00              6.12                 1.21%
                                         L Shares        1,000.00          1,015.54              9.60                 1.90%

---------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

--------------------------------------------------------------------------------

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and how the Funds voted proxies relating to portfolio securities during the period ended November 30, 2004 is available (1) without charge, upon request, by calling 1-800-428-6970, and (2) on the Securities and Exchange Commission's website at www.sec.gov.

Other Information

Schedules of Portfolio Investments for periods ending August 31, 2004 is available and February 28, 2005 will be available, without charge, on the Securities and Exchange Commission's website at www.sec.gov.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                              INVESTMENT ADVISER:
                        Trusco Capital Management, Inc.

               STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by Trusco Capital Management, Inc., an affiliate of SunTrust Banks, Inc.

                                  DISTRIBUTOR:
                             BISYS Fund Services LP

         This information must be preceded or accompanied by a current prospectus for each Fund described.





















                            [STI CLASSIC FUNDS LOGO]            STI-SA-001 1/05

                                       ----------------------------------------
                                       SEMI-ANNUAL
                                       ----------------------------------------
                                       FINANCIAL REPORT
                                       ----------------------------------------
                                       STI CLASSIC FIXED INCOME FUNDS
                                       ----------------------------------------
                                       A FAMILY OF MUTUAL FUNDS
                                       ----------------------------------------

































                                       November 30, 2004





                                       [STI CLASSIC FUNDS LOGO]

Dear Valued STI Classic Funds Shareholder,

While patience is rarely enjoyable, it is often called a virtue and with good reason. We stressed patience with the stock market in 2004, primarily because the economy was transitioning from a stimulus led period of growth (low mortgage rates and tax cuts) to a more sustainable phase characterized by improved job growth, rising personal income, and continued capital spending. These are key factors that drive sales and investment. A more succinct way of expressing our view for 2004 is "don't bet against the cycle." While the stock markets bounced around inside a trading range for most of the year, our patience was rewarded in the fourth quarter. The S&P 500 Index rose 9.2% including dividends during the final three months and finished the year with a total return of 10.9%. Bonds also faired reasonably well in the final quarter and finished 2004 with a fifth consecutive annual gain. The Lehman Brothers Aggregate Bond Index rose 1.0% during the last three months and gained 4.3% for the year. The New Yea r appears likely to be favorable for the economy and the markets as well, but cross-currents will be significant. I want to take this opportunity to share our views on the year just ended, and outline our thoughts about factors likely to shape 2005.

After the S&P 500 rebounded 28.7% in 2003, many investors were anxious for signs confirming improving economic momentum in 2004. Early in the year, there was evidence that the economy was indeed picking up steam and achieving sustainability, and stocks advanced in the first quarter amid signs of strength. However, equities struggled in the spring and summer as job growth slowed and confidence sagged. The Federal Reserve, conversely, became more confident in the health of the economy and began raising the overnight Fed Funds rate on June 30 in an effort to remove "excess monetary accommodation." An additional development was the sharp rise in oil prices, though "headline" inflation rose only moderately. These were new headwinds that threatened the pace of growth and increased the risk of inflation; both negatives for stocks. The S&P 500 was nearly unchanged at the end of the third quarter, while longer-term yields actually declined.

In the fourth quarter, a resumption of stronger job growth, a drop in oil prices, and an end to a vituperative presidential campaign cleared the way for an equity rebound. The S&P 500 rose 9.2% including dividends during the quarter, and all sectors improved, led primarily by pro-cyclical technology, consumer discretionary, and industrial stocks. For all of 2004, energy led all sectors due to the sharp spike in oil prices. Utility and telecom stocks, while a small percentage of the index, performed well, and industrials, materials, and consumer discretionary stocks had above-average performance.

Generally, the year was good for the value style of investing. Stocks with the lowest earnings growth outperformed stocks with high earnings growth, and companies with higher dividends tended to outperform those with low dividends. Also, stocks with smaller market capitalizations as well as international equities tended to outperform the S&P 500 in 2004. The Russell 2000 small-cap index returned 18.3%, and the MSCI EAFE Index gained 20.7%. In the fixed-income market, the pro-cyclical improvement in the economy benefited credit and high yield securities.

Our outlook for the economy in 2005 remains positive led by additional business investment and employment gains. However, the pace of growth is expected to slow closer to the longer-term average of 3.0%. Top line inflation may dip due to a decline in oil prices, but core inflation is likely to move moderately higher. The dollar is expected to remain under downward pressure. In this environment, we expect the Federal Reserve to continue with a series of rate hikes with a near-term goal of achieving interest rate "neutrality." Longer term yields are also likely to rise, but not dramatically. Corporate earnings growth has begun to moderate, and we project a slowing in S&P 500 operating profits growth for all of 2005 near the long-term average of 7%. History has shown that equity prices can still move higher when corporate earnings growth slows from high rates. We believe that companies with stronger financial quality (high cash flow, top line sales growth, low debt) should outperform in this climate, which may support a shift toward stocks with consistent earnings growth as well as the Growth style. We will continue to be very price sensitive in the entry and exit strategies for individual stocks.

We still like stocks relative to bonds, given the current low absolute level of bond yields, the expected continuation of Fed tightening, the risk of higher inflation, and the downward pressure on the dollar. However, the upward path for equities could be bumpy over the near-term following the post-election rally and the increased valuation levels, especially if long-term yields move significantly higher. We favor a relative overweight position in large-caps over small-caps in fully diversified portfolios, and international equities over the S&P 500. In fixed-income portfolios, we believe yields should generally trend higher, and most of the movement will be in short-term rates causing the yield curve to flatten further from the current level. We recommend a neutral relative duration with a modest barbell maturity structure, and an overweight position in securities designed to perform well in rising inflation environments such as Treasury inflation-indexed securities
(TIPS). However, following a significant narrowing of credit spreads, we moved to an underweight position in corporate bonds and will shift to an underweight in mortgages.

Patience was required and rewarded in 2004. While we are generally optimistic on the future trend in the equity markets, the cross-currents in the global economy suggest that another dose of patience may be needed to reach longer-term investment goals. I appreciate the confidence you have placed in Trusco in managing your assets, and we value your relationship.

Sincerely,


/s/ Douglas Phillips

Douglas Phillips
Chairman
Trusco Capital Management

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 Percentages are based on market value



--------------------------------------------------------------------------------
FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                      90.8%
Money Market Funds                                                    9.2%

--------------------------------------------------------------------------------
GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                      95.9%
Money Market Funds                                                    4.1%


--------------------------------------------------------------------------------
HIGH INCOME FUND
--------------------------------------------------------------------------------
Corporate Bonds                                                      82.6%
Preferred Stocks                                                      0.9%
Yankee Dollar                                                        13.9%
Repurchase Agreements                                                 2.6%

--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------
Corporate Bonds                                                      33.7%
Foreign Government Bonds                                              1.0%
U.S. Government Agencies                                              2.2%
U.S. Treasury Obligations                                            49.9%
Short-Term Investments                                                4.2%
Money Market Funds                                                    3.7%
Repurchase Agreements                                                 5.3%

--------------------------------------------------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                      89.1%
Money Market Funds                                                    8.9%
Repurchase Agreements                                                 2.0%

--------------------------------------------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------
U.S. Government Agencies                                             95.1%
Repurchase Agreements                                                 4.9%

--------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                      96.3%
Money Market Funds                                                    3.7%

--------------------------------------------------------------------------------
SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
Corporate Bonds                                                      47.2%
Foreign Government Bonds                                              2.1%
U.S. Government Agencies                                             36.9%
U.S. Treasury Obligations                                             7.7%
Yankee Dollar                                                         0.6%
Short-Term Investments                                                5.2%
Money Market Funds                                                    0.3%

--------------------------------------------------------------------------------
SHORT-TERM U.S. TREASURY
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                            86.8%
Money Market Funds                                                   13.2%

--------------------------------------------------------------------------------
STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
Corporate Bonds                                                      40.1%
Foreign Government Bonds                                             14.7%
Preferred Stocks                                                      0.5%
U.S. Treasury Obligations                                            28.4%
Yankee Dollar                                                         7.2%
Short-Term Investments                                                9.1%

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES
--------------------------------------------------------------------------------
Asset Backed Securities                                               0.9%
U.S. Government Agencies                                             66.9%
U.S. Treasury Obligations                                            22.4%
Short-Term Investments                                                5.2%
Repurchase Agreements                                                 4.6%

--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL
--------------------------------------------------------------------------------
Municipal Bonds                                                      98.8%
Money Market Funds                                                    1.2%

--------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                      97.2%
Money Market Funds                                                    2.8%

Portfolio composition is subject to change.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

FLORIDA TAX-EXEMPT BOND FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
MUNICIPAL BONDS (89.3%)
FLORIDA (65.4%)
  Alachua County, Health
    Facilities Authority,
    Shands Teaching Hospital,
    Ser B, RB, MBIA, 1.600%,
    12/01/26 (c)                 $    2,000    $  2,000
  Brevard County, Sales Tax
    Authority, RB, MBIA,
    5.700%, 12/01/09,
    Prerefunded @ 101 (g)               100         101
  Brevard County, School Board,
    COP, AMBAC, 5.500%,
    07/01/17                          1,360       1,505
  Brevard County, School Board,
    COP, AMBAC, 5.500%,
    07/01/18                          3,015       3,329
  Brevard County, Utility
    Authority, RB, FGIC,
    5.250%, 03/01/13, Callable
    03/01/12 @ 100                    1,000       1,099
  Brevard County, Utility
    Authority, RB, FGIC,
    5.250%, 03/01/14, Callable
    03/01/12 @ 100                    1,000       1,101
  Collier County,
    Water -- Sewer District,
    Ser B, RB, FSA, 5.500%,
    07/01/16, Callable 07/01/13
    @ 100                             2,125       2,366
  Dade County, Aviation
    Authority, Ser A, RB,
    AMBAC, 6.000%, 10/01/09,
    Callable 10/01/05 @ 102             500         525
  Dade County, Ser CC, GO,
    AMBAC, 7.125%, 10/01/15           2,380       3,008
  Daytona Beach, Utility
    Systems Authority, Ser D,
    RB, FSA, 5.250%, 11/15/15,
    Callable 11/15/12 @ 100           1,000       1,098
  Deerfield Beach, Water &
    Sewer Authority, Refunding
    & Improvement Project, RB,
    FGIC, 6.125%, 10/01/06              140         145
  Escambia County, Sales Tax
    Authority, RB, AMBAC,
    5.250%, 10/01/15, Callable
    10/01/12 @ 101                    2,165       2,378

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
FLORIDA--CONTINUED
  Florida State Board of
    Education, Public Education
    Project, Ser H, GO, FSA,
    5.250%, 06/01/11             $    2,150    $  2,395
  Florida State, Board of
    Education, Capital Outlay,
    GO, ETM, 9.125%, 06/01/14           950       1,265
  Florida State, Board of
    Education, Capital Outlay,
    Public Education Project,
    Ser B, GO, 5.250%,
    06/01/11, Callable 06/01/08
    @ 101                             1,000       1,086
  Florida State, Board of
    Education, Capital Outlay,
    Public Education Project,
    Ser B, GO, 5.500%,
    06/01/15, Callable 06/01/11
    @ 101                             3,000       3,338
  Florida State, Board of
    Education, Capital Outlay,
    Public Education Project,
    Ser B, GO, 5.375%,
    06/01/18, Callable 06/01/12
    @ 101                             2,130       2,335
  Florida State, Board of
    Education, Capital Outlay,
    Public Education Project,
    Ser C, GO, 5.400%,
    06/01/10, Callable 06/01/05
    @ 101                             2,745       2,816
  Florida State, Board of
    Education, Capital Outlay,
    Public Education Project,
    Ser D, GO, 5.375%,
    06/01/15, Callable 06/01/12
    @ 100                             1,535       1,694
  Florida State, Board of
    Education, Capital Outlay,
    Public Education Project,
    Ser D, GO, 5.625%,
    06/01/15, Callable 06/01/10
    @ 101                             1,235       1,373
  Florida State, Board of
    Education, Capital Outlay,
    Ser C, GO, ETM, 7.100%,
    06/01/07, Callable 06/01/05
    @ 100                               190         191

                                                                     (Unaudited)

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
FLORIDA--CONTINUED
  Florida State, Board of
    Education, Lottery Revenue,
    Ser A, RB, FGIC, 6.000%,
    07/01/12                     $    1,295    $  1,474
  Florida State, Board of
    Education, Lottery Revenue,
    Ser A, RB, FGIC, 5.375%,
    07/01/15, Callable 07/01/12
    @ 101                             3,500       3,870
  Florida State, Board of
    Education, Lottery Revenue,
    Ser B, RB, FGIC, 5.500%,
    07/01/12, Callable 07/01/10
    @ 101                             4,050       4,535
  Florida State, Boynton Beach,
    Utility System Authority,
    RB, FGIC, 5.500%, 11/01/16        1,310       1,503
  Florida State, Division of
    Bond Finance, Department of
    Environmental Protection &
    Preservation, Ser 2000-A,
    RB, FGIC, 5.375%, 07/01/11,
    Callable 07/01/09 @ 101           2,130       2,335
  Florida State, Housing
    Financing Authority,
    Homeowner Mortgage Project,
    Ser 7, RB, AMT, FSA,
    5.200%, 01/01/31, Callable
    07/01/09 @ 100                      490         505
  Florida State, Turnpike
    Authority, Department of
    Transportation Project, Ser
    B, RB, AMBAC, 5.250%,
    07/01/14, Callable 07/01/13
    @ 101                             2,215       2,472
  Greater Orlando, Aviation
    Authority, Airport
    Facilities, RB, AMT, FGIC,
    5.500%, 10/01/17                  1,810       2,010
  Hillsborough County,
    Community Improvement Tax,
    RB, AMBAC, 5.000%, 11/01/25       2,345       2,417
  Hillsborough County,
    Industrial Development
    Authority, University
    Community Hospital Project,
    RB, MBIA, 6.500%, 08/15/19          145         178

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
FLORIDA--CONTINUED
  Jacksonville, Electric
    Authority, Electrical
    Systems Project, Ser 3-A,
    RB, 5.250%, 10/01/13,
    Callable 10/01/07 @ 101      $    1,000    $  1,077
  Jacksonville, Health
    Facilities Authority,
    Charity Obligation Group,
    Ser C, RB, 5.750%,
    08/15/13, Prerefunded @ 101
    (g)                               3,090       3,471
  Jacksonville, Sales Tax
    Revenue, RB, AMBAC, 5.500%,
    10/01/13, Callable 10/01/11
    @ 100                             1,435       1,607
  Jacksonville, Sales Tax
    Revenue, RB, AMBAC, 5.500%,
    10/01/14, Callable 10/01/11
    @ 100                             1,200       1,340
  Jacksonville, Sales Tax
    Revenue, RB, AMBAC, 5.500%,
    10/01/15, Callable 10/01/11
    @ 100                             1,550       1,728
  Lee County, Industrial
    Development Authority,
    Bonita Springs Utilities
    Project, RB, AMT, MBIA,
    5.750%, 11/01/10, Callable
    11/01/06 @ 101                    1,480       1,572
  Lee County, Memorial Health
    Systems Hospital, Ser A,
    RB, FSA, 5.750%, 04/01/15,
    Callable 04/01/12 @ 100           1,000       1,133
  Lee County, Transportation
    Facility Authority, Ser A,
    RB, AMBAC, 5.500%,
    10/01/13, Callable 10/01/11
    @ 100                             2,000       2,239
  Lee County, Transportation
    Facility Authority, Ser B,
    RB, AMBAC, 5.000%, 10/01/12       2,000       2,203
  Manatee County, Improvement
    Project, RB, FGIC, 5.000%,
    10/01/23, Callable 10/01/14
    @ 100                             2,095       2,189
  Miami, Parking Facilities
    Authority, RB, MBIA,
    5.250%, 10/01/15                  1,000       1,112

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

FLORIDA TAX-EXEMPT BOND FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
FLORIDA--CONTINUED
  Ocala, Capital Improvements,
    RB, AMBAC, 5.375%,
    10/01/17, Callable 10/01/13
    @ 100                        $    1,610    $  1,779
  Ocala, Capital Improvements,
    RB, AMBAC, 5.375%,
    10/01/18, Callable 10/01/13
    @ 100                             1,700       1,874
  Orange County, Health
    Facilities Authority, Ser
    C, RB, ETM, MBIA, 6.250%,
    10/01/16                          4,855       5,858
  Orange County, School Board,
    Ser A, COP, MBIA, 5.500%,
    08/01/18, Callable 08/01/12
    @ 100                             2,335       2,579
  Osceola County, Tourist
    Development Tax Authority,
    Ser A, RB, FGIC, 5.500%,
    10/01/15, Callable 10/01/12
    @ 100                             1,000       1,118
  Palm Beach County, Criminal
    Justice Facility, RB,
    5.000%, 06/01/15                  1,865       2,044
  Palm Beach County, Land
    Acquisition Program, Ser A,
    GO, 5.375%, 06/01/13,
    Callable 06/01/11 @ 100           2,260       2,505
  Palm Beach County, Land
    Acquisition Program, Ser A,
    GO, 5.375%, 06/01/14,
    Callable 06/01/11 @ 100           1,050       1,167
  Palm Beach County, Land
    Acquisition Program, Ser A,
    GO, 5.500%, 06/01/16,
    Callable 06/01/11 @ 100           1,200       1,333
  Palm Beach County, School
    Board Authority, Ser C,
    COP, FSA, 5.500%, 08/01/14,
    Callable 08/01/12 @ 100           2,735       3,067
  Palm Beach County, School
    Board Authority, Ser C,
    COP, FSA, 5.500%, 08/01/19,
    Callable 08/01/12 @ 100           3,305       3,642

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
FLORIDA--CONTINUED
  Palm Beach County, Solid
    Waste Authority, Ser A, RB,
    ETM, AMBAC, 6.000%,
    10/01/09                     $      300    $    341
  Pensacola, Airport Authority,
    Ser A, RB, AMT, AMBAC,
    6.250%, 10/01/09                    505         568
  Pensacola, Airport Authority,
    Ser A, RB, AMT, MBIA,
    6.000%, 10/01/12, Callable
    10/01/08 @ 102                    1,075       1,194
  Plant City, Utility Systems
    Authority, Refunding &
    Improvements Project, RB,
    MBIA, 6.000%, 10/01/15              400         470
  Polk County, School District
    Sales Tax Authority, RB,
    FSA, 5.250%, 10/01/15,
    Callable 10/01/14 @ 100           2,000       2,227
  Polk County, Utility Systems
    Authority, RB, FGIC,
    6.000%, 10/01/08                  1,855       1,996
  Port Orange, Water & Sewer
    Authority, RB, AMBAC,
    5.000%, 10/01/16, Callable
    10/01/12 @ 101                    1,095       1,179
  Reedy Creek, Improvements
    District, Ser 1, RB, MBIA,
    6.000%, 10/01/05                  2,645       2,731
  Tampa, Guaranteed Entitlement
    Authority, RB, AMBAC,
    6.000%, 10/01/18                    500         581
  Tampa, Sales Tax Authority,
    Ser A, RB, AMBAC, 5.375%,
    10/01/14, Callable 10/01/11
    @ 101                             1,640       1,828
                                               --------
                                                116,199
                                               --------
PUERTO RICO (23.9%)
  Puerto Rico Commonwealth
    Government Development
    Bank, RB, MBIA, 1.580%,
    12/01/15                          4,000       4,000
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, RB, FGIC,
    5.250%, 07/01/15, Callable
    07/01/13 @ 100                    5,860       6,486

                                                                     (Unaudited)

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
PUERTO RICO--CONTINUED
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, Ser G, RB, FGIC,
    5.250%, 07/01/15, Callable
    07/01/13 @ 100               $    3,000    $  3,321
  Puerto Rico Commonwealth
    Municipal Finance Agency,
    Ser A, RB, FSA, 5.250%,
    08/01/14, Callable 08/01/12
    @ 100                             6,965       7,731
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, Ser I, RB, FGIC,
    5.000%, 07/01/23, Callable
    07/01/14 @ 100                    4,000       4,208
  Puerto Rico Commonwealth,
    Municipal Finance Agency,
    Ser A, RB, FSA, 5.250%,
    08/01/16, Callable 08/01/12
    @ 100                             1,020       1,122
  Puerto Rico Commonwealth,
    Public Improvement Project,
    Ser A, GO, FSA, 5.000%,
    07/01/14                          6,500       7,199
  Puerto Rico Commonwealth,
    Public Improvements
    Project, Ser B, GO, FGIC,
    5.500%, 07/01/13                  3,000       3,430

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
PUERTO RICO--CONTINUED
  Puerto Rico Commonwealth, Tax
    & Revenue Authority,
    3.000%, 07/29/05             $    5,000    $  5,028
                                               --------
                                                 42,525
                                               --------
Total Municipal Bonds (Cost
  $155,396)                                     158,724
                                               --------
MONEY MARKET FUNDS (9.1%)
  Federated Tax-Free
    Obligations Fund              8,719,185       8,719
  SEI Tax Exempt Trust,
    Institutional Tax Free Fund   7,433,842       7,434
                                               --------
                                                 16,153
                                               --------
Total Money Market Funds (Cost
  $16,153)                                       16,153
                                               --------
Total Investments (Cost
  $171,549) (a) -- 98.4%                        174,877
Other assets in excess of
  liabilities -- 1.6%                             2,833
                                               --------
Net Assets -- 100.0%                           $177,710
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

GEORGIA TAX-EXEMPT BOND FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
MUNICIPAL BONDS (95.7%)
GEORGIA (92.6%)
  Association County
    Commissioners of Georgia
    Leasing Program, Georgia
    Public Purpose Project,
    COP, 5.250%, 04/01/21,
    Callable 04/01/14 @ 102      $    2,680    $  2,894
  Athens, Housing Authority,
    Student Housing Lease
    Project, RB, AMBAC, 5.250%,
    12/01/21, Callable 12/01/12
    @ 100                             1,000       1,077
  Atlanta, Airport Project, Ser
    A, RB, FSA, AMT, 5.375%,
    01/01/19, Callable 07/01/14
    @ 100                             5,000       5,349
  Augusta, Water & Sewer
    Authority, RB, FSA, 5.250%,
    10/01/34, Callable 10/01/14
    @ 100                             1,000       1,044
  Brunswick, Water & Sewer,
    Refunding & Improvement
    Project, RB, MBIA, 6.100%,
    10/01/14                          1,000       1,180
  Burke County, Development
    Authority Pollution
    Control, Vogtle Project,
    RB, 1.850%, 10/01/32 (c)            650         650
  Burke County, Development
    Authority, Pollution
    Control, Vogtle Project,
    RB, 1.800%, 10/01/32 (c)          2,285       2,285
  Central Valdosta, Development
    Authority, Lowndes County
    Judicial Project, RB,
    5.250%, 06/01/21, Callable
    06/01/13 @ 102                    1,885       2,027
  Clarke County, Hospital
    Authority, Athens Regional
    Medical Center Project, RB,
    MBIA, 5.375%, 01/01/07            1,425       1,512
  Cobb County, Development
    Authority University,
    Kennesaw State University
    Project, Ser A, RB, MBIA,
    5.000%, 07/15/29, Callable
    07/15/14 @ 100                    2,000       2,032

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
GEORGIA--CONTINUED
  Cobb County, Development
    Authority, Kennesaw State
    University Project, RB,
    MBIA, 5.000%, 07/15/29,
    Continuously Callable
    07/15/14 @ 100               $    2,250    $  2,286
  Cobb-Marietta County,
    Coliseum & Exhibit Hall
    Project, RB, MBIA, 5.500%,
    10/01/12                            940       1,053
  Cobb-Marietta County,
    Coliseum & Exhibit Hall,
    Performing Arts Center
    Project, RB, 5.000%,
    01/01/22, Callable 01/01/14
    @ 100                             2,960       3,105
  Dalton, Utilities, RB, MBIA,
    6.000%, 01/01/08                  3,240       3,569
  Dougherty County, School
    District, Sales Tax
    Authority, GO, 4.000%,
    03/01/07                          2,000       2,072
  Douglasville -- Douglas
    County, Water & Sewer
    Authority, RB, AMBAC,
    5.625%, 06/01/15                  1,390       1,568
  Floyd County Georgia, School
    District, 4.000%,
    08/01/07 (c)                      2,000       2,081
  Forsyth County, Hospital
    Authority, Baptist Health
    Care System Project, RB,
    ETM, 6.375%, 10/01/28             1,000       1,252
  Fulton County, Development
    Authority, Molecular
    Science Building Project,
    RB, MBIA, 5.250%, 05/01/22,
    Callable 05/01/14 @ 100           2,370       2,541
  Fulton County, Development
    Authority, Molecular
    Science Building Project,
    RB, MBIA, 5.250%, 05/01/27,
    Callable 05/01/14 @ 100           3,375       3,559
  Fulton County, Water & Sewer,
    RB, FGIC, 5.000%, 01/01/24,
    Callable 01/01/14 @ 100           2,000       2,072
  Georgia State, Municipal
    Electric Authority, RB,
    ETM, 8.000%, 01/01/15             1,900       2,506

                                                                     (Unaudited)

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
GEORGIA--CONTINUED
  Georgia State, Private
    College & Universities
    Facilities Authority,
    Mercer University Project,
    RB, ETM, MBIA, 6.400%,
    11/01/11                     $    1,675    $  1,935
  Georgia State, Ser B, GO,
    6.250%, 04/01/06                  2,850       2,999
  Gwinnett County, Development
    Authority, Public Schools
    Project, COP, MBIA, 5.250%,
    01/01/21, Callable 01/01/14
    @ 100                             2,910       3,116
  Gwinnett County, Hospital
    Authority, Gwinnett
    Hospital Systems Project,
    Ser B, RB, 5.000%,
    10/01/24, Callable 10/01/14
    @ 100                             1,250       1,287
  Gwinnett County, Public
    Schools Project, COP, MBIA,
    5.250%, 01/01/25, Callable
    01/01/14 @ 100                    1,500       1,584
  Gwinnett County, School
    District, Ser B, GO,
    6.400%, 02/01/07                  1,500       1,629
  Henry County, Hospital
    Authority, Henry Medical
    Center Project, RB, AMBAC,
    5.500%, 07/01/08,
    Prerefunded 07/01/07 @ 102
    (g)                               1,640       1,800
  Henry County, Water & Sewer,
    RB, AMBAC, 6.150%, 02/01/20       2,100       2,543
  Henry County, Water & Sewer,
    RB, FGIC, 5.625%, 02/01/30,
    Callable 02/01/10 @ 101           1,750       1,895
  Medical Center Hospital
    Authority, Columbus
    Regional Health Care
    System, RB, MBIA, 6.000%,
    08/01/06, Prerefunded
    08/01/05 @ 102 (g)                1,340       1,402
  Metropolitan Atlanta, Rapid
    Transit Authority, Ser E,
    RB, ETM, 7.000%, 07/01/11         3,595       4,247
  Metropolitan Atlanta, Rapid
    Transit Authority, Ser N,
    RB, 6.000%, 07/01/07              2,090       2,272

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
GEORGIA--CONTINUED
  Milledgeville-Baldwin County,
    Development Authority,
    Georgia College & State
    University Foundation, RB,
    6.000%, 09/01/33, Callable
    09/01/14 @ 101               $    2,355    $  2,477
  Newnan, Hospital Authority,
    Newnan Hospital Project,
    RB, MBIA, 5.500%, 01/01/16,
    Callable 01/01/13 @ 100           2,435       2,673
  Newnan, Hospital Authority,
    Newnan Hospital Project,
    RB, MBIA, 5.500%, 01/01/17,
    Callable 01/01/13 @ 100           2,570       2,813
  Newton County, Water
    Authority, RB, MBIA,
    5.000%, 07/01/23, Callable
    07/01/14 @ 100                    2,475       2,578
  Oconee County, Industrial
    Development Authority, OIIT
    Project, RB, 5.250%,
    07/01/18, Callable 07/01/13
    @ 100                             1,500       1,606
  Oconee County, Industrial
    Development Authority, OIIT
    Project, RB, 5.250%,
    07/01/23, Callable 07/01/13
    @ 100                             1,295       1,363
  Paulding County, School
    District, GO, MBIA, 6.000%,
    02/01/10                          1,000       1,137
  Paulding County, School
    District, Ser A, GO,
    6.625%, 02/01/07                  1,000       1,089
  Paulding County, School
    District, Ser A, GO,
    6.625%, 02/01/08                    525         589
  South Fulton, Municipal
    Regional Water & Sewer, RB,
    MBIA, 5.250%, 01/01/21,
    Callable 01/01/13 @ 100           1,600       1,711
  Tift County, Hospital
    Authority, RB, AMBAC,
    5.250%, 12/01/17, Callable
    12/01/12 @ 101                    1,965       2,118

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

GEORGIA TAX-EXEMPT BOND FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
GEORGIA--CONTINUED
  Valdosta & Lowndes County,
    Hospital Authority, South
    Georgia Medical Center
    Project, RB, AMBAC, 5.250%,
    10/01/27, Callable 10/01/12
    @ 101                        $    1,110    $  1,158
  Vidalia, Water & Sewer, RB,
    ETM, 6.000%, 07/01/07               605         660
  Walker, Dade & Catoosa
    Counties, Hutcheson Medical
    Project, Ser A, RB, FSA,
    5.500%, 10/01/08, Callable
    10/01/07 @ 102                    1,370       1,495
                                               --------
                                                 97,890
                                               --------
PUERTO RICO (3.1%)
  Puerto Rico Commonwealth,
    Public Buildings Authority,
    Government Facilities, Ser
    I, RB, 5.500%, 07/01/22,
    Callable 07/01/14 @ 100           3,000       3,227
                                               --------
Total Municipal Bonds (Cost
  $97,804)                                      101,117
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
MONEY MARKET FUNDS (4.1%)
  Federated Tax-Free
    Obligations Fund              3,441,363    $  3,441
  SEI Tax Exempt Trust,
    Institutional Tax Free Fund     943,796         944
                                               --------
                                                  4,385
                                               --------
Total Money Market Funds (Cost
  $4,385)                                         4,385
                                               --------
Total Investments (Cost
  $102,188) (a) -- 99.8%                        105,502
Other assets in excess of
  liabilities -- 0.2%                               213
                                               --------
Net Assets -- 100.0%                           $105,715
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.
 10

                                                                     (Unaudited)

HIGH INCOME FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
CORPORATE BONDS (81.1%)
ADVERTISING (0.7%)
  R.H. Donnelley Corp., 8.875%,
    12/15/10, Callable 12/15/06
    @ 104.438                    $      250    $    280
  R.H. Donnelley Corp.,
    10.875%, 12/15/12, Callable
    12/15/07 @ 105.44                   250         299
  R.H. Donnelley Financial
    Corp., 10.875%, 12/15/12,
    Callable 12/15/07 @ 105.44          250         299
                                               --------
                                                    878
                                               --------
AGRICULTURE (1.0%)
  Seminis, Inc., 10.250%,
    10/01/13, Callable 10/01/08
    @ 105.13                          1,000       1,130
                                               --------
AUTO PART & EQUIPMENT (0.1%)
  Tenneco Automotive, Inc.,
    8.675%, 11/15/14, Callable
    11/15/09 @ 104.31                   140         146
                                               --------
CHEMICALS (3.4%)
  Equistar Chemicals LP,
    10.625%, 05/01/11, Callable
    05/01/07 @ 105.31                   750         866
  Huntsman International LLC,
    11.625%, 10/15/10, Callable
    10/15/07 @ 105.81                 1,750       2,083
  Lyondell Chemical Co., Ser A,
    9.625%, 05/01/07                    500         551
  MacDermid, Inc., 9.125%,
    07/15/11, Callable 07/15/06
    @ 104.56                            500         553
                                               --------
                                                  4,053
                                               --------
DIVERSIFIED FINANCIAL SERVICES (7.1%)
  Aac Group Holding Corp.,
    11.615%, 10/01/12, Callable
    10/01/08 @ 105.13, (b) (h)        2,600       1,755
  Consolidated Communication
    Holdings, 9.750%, 04/01/12,
    Callable 04/01/08 @ 104.88          250         266
  eircom Group PLC, 8.250%,
    08/15/13, Callable 08/15/08
    @ 104.125                           250         278
  K&F Acquisition, Inc.,
    7.750%, 11/15/14, Callable
    11/15/09 @ 103.88                   750         767

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Rainbow National Services
    LLC, 10.375%, 09/01/14,
    Callable 09/01/09 @ 105.19   $    2,000    $  2,119
  RMCC Acquisition Co., 9.500%,
    11/01/12, Callable 11/01/08
    @ 104.75                          2,000       2,010
  UGS Corp., 10.000%, 06/01/12,
    Callable 06/01/08 @ 105.00        1,000       1,140
                                               --------
                                                  8,335
                                               --------
ELECTRIC (6.4%)
  Aquila, Inc., 14.875%,
    07/01/12 (c)                      2,250       3,127
  Calpine Generating Co.,
    11.500%, 04/01/11                 1,000         925
  MSW Energy Holdings, 7.375%,
    09/01/10, Callable 09/01/07
    @ 103.69                            500         528
  MSW Energy Holdings, 8.500%,
    09/01/10, Callable 09/01/07
    @ 104.25                            250         275
  PSEG Energy Holdings,
    10.000%, 10/01/09                 1,550       1,859
  Sithe/Independence Funding
    Corp., Ser A, 9.000%,
    12/30/13                            750         826
                                               --------
                                                  7,540
                                               --------
ELECTRONICS (0.7%)
  Sanmina Corp., 10.375%,
    01/15/10, Callable 01/15/07
    @ 105.19                            750         863
                                               --------
ENTERTAINMENT (2.0%)
  Argosy Gaming Co., 9.000%,
    09/01/11, Callable 09/01/06
    @ 104.50                          1,000       1,128
  Six Flags, Inc., 9.750%,
    04/15/13, Callable 04/15/08
    @ 104.88 (e)                      1,250       1,237
                                               --------
                                                  2,365
                                               --------
FOOD (3.1%)
  Merisant Co., 9.750%,
    07/15/13, Callable 07/15/08
    @ 104.75                            950         855
  PSF Group Holdings, Inc.,
    9.250%, 06/15/11, Callable
    06/15/06 @ 104.63                   500         530

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

HIGH INCOME FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
FOOD--CONTINUED
  Roundy's, Inc., Ser B,
    8.875%, 06/15/12, Callable
    06/15/07 @ 104.44            $      500    $    550
  Stater Brothers Holdings,
    Inc., 8.125%, 06/15/12,
    Callable 06/15/08 @ 104.06          500         528
  Swift Energy Co., 12.500%,
    01/01/10, Callable 10/01/06
    @ 106.25                          1,000       1,126
                                               --------
                                                  3,589
                                               --------
FOREST PRODUCTS & PAPER (5.5%)
  Appleton Papers, Inc.,
    8.125%, 06/15/11, Callable
    06/15/08 @ 104.06                   500         539
  Appleton Papers, Inc., Ser B,
    9.750%, 06/15/14, Callable
    06/15/09 @ 104.88                 1,500       1,654
  Georgia-Pacific Corp.,
    8.125%, 05/15/11                    500         576
  Georgia-Pacific Corp.,
    9.500%, 12/01/11                  2,000       2,485
  Neenah Paper, Inc., 7.375%,
    11/15/14, Callable 11/15/09
    @ 103.69                          1,250       1,269
                                               --------
                                                  6,523
                                               --------
HEALTHCARE -- PRODUCTS (3.1%)
  MQ Associates, Inc., 13.359%,
    08/15/12, Callable 08/15/08
    @ 109.00 (b) (c) (h)              2,875       2,041
  Universal Hospital Services,
    10.125%, 11/01/11, Callable
    11/01/07 @ 105.06                 1,500       1,583
                                               --------
                                                  3,624
                                               --------
HEALTHCARE -- SERVICES (8.8%)
  HCA, Inc., 7.500%, 11/15/95         2,500       2,286
  HealthSouth Corp., 10.750%,
    10/01/08, Callable 01/18/05
    @ 105.38 (e)                      2,000       2,095
  Iasis Healthcare Corp.,
    8.750%, 06/15/14, Callable
    06/15/09 @ 104.38                 1,750       1,903
  National Mentor, Inc.,
    9.625%, 12/01/12, Callable
    12/01/08 @ 104.81                 1,000       1,055
  Pacificare Health Systems,
    Inc., 10.750%, 06/01/09,
    Callable 06/01/06 @ 105.38          975       1,121

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
HEALTHCARE -- SERVICES--CONTINUED
  United Surgical Partners,
    Inc., 10.000%, 12/15/11,
    Callable 12/15/06 @ 105.00   $    1,710    $  1,949
                                               --------
                                                 10,409
                                               --------
INSURANCE (0.9%)
  AFC Capital Trust I, Ser B,
    8.207%, 02/03/27                  1,000       1,019
                                               --------
LODGING (0.5%)
  MGM Mirage, Inc., 9.750%,
    06/01/07                            500         554
                                               --------
MACHINERY DIVERSIFIED (1.9%)
  Cummins, Inc., 9.500%,
    12/01/10, Callable 12/01/06
    @ 104.75                            500         569
  NMGH Holding Co., 10.000%,
    05/15/09, Callable 05/15/06
    @ 105.00                          1,500       1,657
                                               --------
                                                  2,226
                                               --------
MEDIA (5.7%)
  Charter Communications
    Holding Co. LLC, 8.625%,
    04/01/09, Callable 01/18/05
    @ 104.31                          1,500       1,245
  Dex Media, Inc., 8.500%,
    11/15/13, Callable 11/15/08
    @ 104.50 (b) (h)                  1,500       1,151
  EchoStar Communications
    Corp., 6.375%, 10/01/11             500         511
  EchoStar DBS Corp., 9.125%,
    01/15/09, Callable 01/15/06
    @ 104.56                          1,825       2,010
  Houghton Mifflin Co.,
    12.529%, 10/15/13 (b) (h)         2,500       1,778
                                               --------
                                                  6,695
                                               --------
METAL FABRICATE/HARDWARE (3.0%)
  Mueller Holdings, Inc.,
    11.152%, 04/15/14, Callable
    04/15/09 @ 107.38 (b) (h)         3,000       2,025
  TriMas Corp., 9.875%,
    06/15/12, Callable 06/15/07
    @ 104.94                          1,500       1,553
                                               --------
                                                  3,578
                                               --------

                                                                     (Unaudited)

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
MISCELLANEOUS MANUFACTURER (1.4%)
  Borden Chemical, Inc.,
    8.375%, 04/15/16, Callable
    04/15/06 @ 100.00            $    1,500    $  1,350
  Koppers, Inc., 9.875%,
    10/15/13, Callable 10/15/08
    @ 104.94                            250         283
                                               --------
                                                  1,633
                                               --------
OFFICE/BUSINESS EQUIPMENT (2.6%)
  Xerox Capital Trust, 8.000%,
    02/01/27, Callable 02/01/07
    @ 102.45                          1,900       1,933
  Xerox Corp., 9.750%, 01/15/09       1,000       1,170
                                               --------
                                                  3,103
                                               --------
OIL & GAS (2.2%)
  AmeriGas Partners LLP,
    8.875%, 05/20/11, Callable
    05/20/06 @ 104.44                   500         545
  Chesapeake Energy Corp.,
    9.000%, 08/15/12, Callable
    08/15/07 @ 104.50                 1,000       1,150
  Swift Energy Co., 9.375%,
    05/01/12, Callable 05/01/07
    @ 104.69                            750         848
                                               --------
                                                  2,543
                                               --------
PACKAGING & CONTAINERS (3.3%)
  Berry Plastics Corp.,
    10.750%, 07/15/12, Callable
    07/15/07 @ 105.38                 1,000       1,145
  Plastipak Holdings, Inc.,
    10.750%, 09/01/11, Callable
    09/01/06 @ 105.38                 1,000       1,120
  Stone Container Corp.,
    9.250%, 02/01/08                  1,500       1,665
                                               --------
                                                  3,930
                                               --------
PIPELINES (2.7%)
  Dynegy Holdings, Inc.,
    10.125%, 07/15/13, Callable
    07/15/08 @ 105.06                 1,000       1,168
  Williams Co., Inc. (The),
    8.750%, 03/15/32                  1,750       2,021
                                               --------
                                                  3,189
                                               --------
REAL ESTATE (0.2%)
  CB Richard Ellis Group, Inc.,
    9.750%, 05/15/10, Callable
    05/15/07 @ 104.88                   163         186
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
REITS (0.5%)
  Host Marriott LP, Ser G,
    9.250%, 10/01/07             $      250    $    278
  Ventas Realty LP, 9.000%,
    05/01/12                            250         289
                                               --------
                                                    567
                                               --------
RETAIL (2.4%)
  AutoNation, Inc., 9.000%,
    08/01/08                          1,500       1,709
  Office Depot, Inc., 10.000%,
    07/15/08                            500         598
  Sonic Automotive, Inc., Ser
    B, 8.625%, 08/15/13,
    Callable 08/15/08 @ 104.31          500         538
                                               --------
                                                  2,845
                                               --------
SEMICONDUCTORS (0.9%)
  Fairchild Semiconductor
    Corp., 5.000%, 11/01/08,
    Callable 01/06/05 @ 102.25        1,000       1,006
                                               --------
TELECOMMUNICATIONS (11.0%)
  AT&T Corp., 8.750%, 11/15/31        1,750       2,027
  Citizens Communications Co.,
    9.250%, 05/15/11                  2,000       2,324
  FairPoint Communications,
    Inc., 11.875%, 03/01/10,
    Callable 03/01/07 @ 105.938         250         284
  GCI, Inc., 7.250%, 02/15/14,
    Callable 02/15/09 @ 103.63        1,250       1,250
  Nextel Communications,
    6.875%, 10/31/13, Callable
    10/31/08 @ 103.44                 1,200       1,296
  Panamsat Corp., 9.000%,
    08/15/14, Callable 08/15/09
    @ 104.50                          1,450       1,552
  Qwest Corp., 9.125%, 03/15/12       1,750       1,991
  Rogers Wireless, Inc.,
    6.375%, 03/01/14                  2,300       2,242
                                               --------
                                                 12,966
                                               --------
Total Corporate Bonds (Cost
  $92,284)                                       95,495
                                               --------
PREFERRED STOCKS (0.9%)
REITS (0.9%)
  Health Care REIT, Inc., Ser F      40,000       1,016
  iStar Financial, Inc., Ser I        1,300          33
                                               --------
Total Preferred Stocks (Cost
  $1,033)                                         1,049
                                               --------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

HIGH INCOME FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
YANKEE DOLLAR (13.7%)
BUILDING MATERIALS (1.5%)
  Ainsworth Lumber Co., 7.250%,
    10/01/12, Callable 10/01/08
    @ 103.63                     $    1,750    $  1,750
                                               --------
ELECTRIC (1.3%)
  Electricidad de Caracas
    Finance BV, 10.250%,
    10/15/14, Callable 10/15/09
    @ 105.13                          1,500       1,575
                                               --------
FOOD (0.9%)
  Burns, Philp Capital
    Property, 9.750%, 07/15/12,
    Callable 07/15/07 @ 104.88        1,000       1,108
                                               --------
INSURANCE (1.0%)
  Fairfax Financial Holdings
    Ltd., 8.300%, 04/15/26            1,250       1,228
                                               --------
LODGING (0.5%)
  Kerzner International Ltd.,
    8.875%, 08/15/11, Callable
    08/15/06 @ 104.44                   500         549
                                               --------
MEDIA (4.5%)
  Advertising Directory
    Solutions, 9.250%,
    11/15/12, Callable 11/15/05
    @ 103.00                          2,000       2,090
  Kabel Deutschland GMBH,
    10.625%, 07/01/14, Callable
    07/01/09 @ 105.31                 2,750       3,162
                                               --------
                                                  5,252
                                               --------
TELECOMMUNICATIONS (2.3%)
  Inmarsat Finance PLC,
    10.375%, 11/15/12, Callable
    11/15/08 @ 105.19                 2,075       1,432
  National Cable PLC, 6.070%,
    10/15/12, Callable 04/15/05
    @ 103.00 (c)                      1,000       1,030

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
TELECOMMUNICATIONS--CONTINUED
  Rogers Wireless, Inc.,
    7.250%, 12/15/12             $      185    $    192
                                               --------
                                                  2,654
                                               --------
TRANSPORTATION (1.7%)
  Ultrapetrol Ltd., 9.000%,
    11/24/14, Callable 11/24/09
    @ 104.50                          2,000       2,000
                                               --------
Total Yankee Dollar (Cost
  $15,351)                                       16,116
                                               --------
SHORT-TERM INVESTMENTS (2.8%)
  Boston Global Investment
    Trust -- Enhanced Portfolio
    (f)                           3,299,010       3,299
                                               --------
Total Short-Term Investments
  (Cost $3,299)                                   3,299
                                               --------
REPURCHASE AGREEMENTS (2.6%)
  Merrill Lynch, 1.995% dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase
    price $3,001,832
    (collateralized by GNMA
    Obligations; total market
    value $3,063,637)            $    3,002       3,002
                                               --------
Total Repurchase Agreements
  (Cost $3,002)                                   3,002
                                               --------
Total Investments (Cost
  $114,969) (a) -- 101.1%                       118,961
Liabilities in excess of other
  assets -- (1.1)%                               (1,305)
                                               --------
Net Assets -- 100.0%                           $117,656
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.
 14

                                                                     (Unaudited)

INVESTMENT GRADE BOND FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
CORPORATE BONDS (38.5%)
AUTO MANUFACTURERS (3.0%)
  American Honda Finance,
    3.850%, 11/06/08            $     2,130    $  2,116
  DaimlerChrysler AG, 8.500%,
    01/18/31                          1,240       1,496
  Ford Motor Co., 7.450%,
    07/16/31                          8,990       5,470
  General Motors Corp.,
    8.375%, 07/15/33                  8,746       5,568
                                               --------
                                                 17,926
                                               --------
BANKS (1.9%)
  Bank of America Corp.,
    7.400%, 01/15/11                  4,850       5,602
  Bank One Corp., 7.625%,
    08/01/05                          2,315       2,389
  Wachovia Corp., 7.550%,
    08/18/05                          2,485       2,568
  Wells Fargo & Co., 4.800%,
    07/29/05                            805         815
                                               --------
                                                 11,374
                                               --------
BEVERAGES (0.4%)
  Miller Brewing Co., 4.250%,
    08/15/08 (d)                      2,130       2,142
                                               --------
BUILDING MATERIALS (0.4%)
  American Standard, Inc.,
    7.625%, 02/15/10                  2,170       2,468
                                               --------
COMPUTERS (0.1%)
  NCR Corp., 7.125%, 06/15/09           770         844
                                               --------
COSMETICS/PERSONAL CARE (0.2%)
  Gillette Co., 3.750%,
    12/01/04 (d)                      1,065       1,065
                                               --------
DIVERSIFIED FINANCIAL SERVICES (8.1%)
  Capital One Bank, 5.125%,
    02/15/14                          3,750       3,702
  CIT Group, Inc., 5.750%,
    09/25/07                          1,870       1,965
  CIT Group, Inc., 5.500%,
    11/30/07                          1,350       1,412
  CIT Group, Inc., 5.125%,
    09/30/14                          1,135       1,122
  Citigroup, Inc., 5.125%,
    05/05/14                          2,715       2,747
  Citigroup, Inc., 5.875%,
    02/22/33                          2,485       2,473
  Fund American Cos., Inc.,
    5.875%, 05/15/13                  2,915       2,924

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Goldman Sachs Group, Inc.,
    3.875%, 01/15/09            $     2,115    $  2,100
  Goldman Sachs Group, Inc.,
    4.750%, 07/15/13                  2,325       2,273
  Goldman Sachs Group, Inc.,
    6.345%, 02/15/34                  2,120       2,144
  Household Finance Corp.,
    7.625%, 05/17/32                  2,420       2,954
  International Lease Finance
    Corp., 4.750%, 07/01/09           4,200       4,269
  J.P. Morgan Chase & Co.,
    6.625%, 03/15/12                  6,375       7,089
  John Deere Capital Corp.,
    3.900%, 01/15/08                  1,240       1,246
  MBNA Corp., 7.500%, 03/15/12        1,455       1,667
  Merrill Lynch & Co., Inc.,
    3.700%, 04/21/08                    970         965
  Merrill Lynch & Co., Inc.,
    5.000%, 01/15/15                  2,665       2,621
  Morgan Stanley, 5.300%,
    03/01/13                          5,175       5,277
                                               --------
                                                 48,950
                                               --------
ELECTRIC (3.8%)
  CalEnergy Co., Inc., 7.520%,
    09/15/08                          1,595       1,768
  Carolina Power & Light,
    6.500%, 07/15/12                    850         933
  Cincinnati Gas & Electric
    Co., 5.700%, 09/15/12             1,065       1,114
  Dominion Resources, Inc.,
    Ser B, 7.625%, 07/15/05           1,595       1,641
  Dominion Resources, Inc.,
    Ser E, 6.750%, 12/15/32           1,440       1,540
  Entergy Gulf States, Inc.,
    5.200%, 12/03/07, Callable
    12/01/04 @ 100.00                   435         435
  Entergy Gulf States, Inc.,
    4.875%, 11/01/11, Callable
    11/01/06 @ 100.00                 2,100       2,070
  Florida Power & Light, Co.,
    6.875%, 12/01/05                  4,863       5,046
  Oncor Electric Delivery,
    7.000%, 05/01/32                  1,240       1,398

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

INVESTMENT GRADE BOND FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
ELECTRIC--CONTINUED
  Pacific Gas & Electric Co.,
    6.050%, 03/01/34            $     3,945    $  3,976
  Westar Energy, Inc., 7.875%,
    05/01/07                          2,485       2,710
                                               --------
                                                 22,631
                                               --------
FOREST PRODUCTS & PAPER (0.9%)
  International Paper Co.,
    5.500%, 01/15/14                  2,015       2,054
  Weyerhaeuser Co., 6.750%,
    03/15/12                          1,595       1,789
  Weyerhaeuser Co., 7.375%,
    03/15/32                          1,065       1,231
                                               --------
                                                  5,074
                                               --------
GAS (0.3%)
  Sempra Energy, 4.750%,
    05/15/09                          1,595       1,615
                                               --------
HEALTHCARE -- SERVICES (0.7%)
  Anthem Insurance Cos., Inc.,
    9.000%, 04/01/27                  1,730       2,334
  WellPoint Health Networks,
    Inc., 6.375%, 06/15/06            1,595       1,664
                                               --------
                                                  3,998
                                               --------
HOME BUILDERS (0.5%)
  Lennar Corp., 5.950%,
    03/01/13                          1,240       1,297
  Pulte Homes, Inc., 4.875%,
    07/15/09                          1,950       1,964
                                               --------
                                                  3,261
                                               --------
HOUSEHOLD PRODUCTS/WARES (0.4%)
  Dial Corp., 7.000%, 08/15/06        2,305       2,441
                                               --------
INSURANCE (2.2%)
  Berkshire Hathaway
    Financial, Inc., 3.375%,
    10/15/08                          4,725       4,650
  MetLife, Inc., 5.250%,
    12/01/06                          1,420       1,467
  Monumental Global Funding,
    5.200%, 01/30/07 (d)              3,545       3,686
  Prudential Financial, Inc.,
    3.750%, 05/01/08                  1,320       1,307
  Prudential Financial, Inc.,
    5.100%, 09/20/14                  2,060       2,035
                                               --------
                                                 13,145
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
INVESTMENT COMPANIES (0.5%)
  Credit Suisse First Boston
    USA, Inc., 6.500%,
    01/15/12                    $     2,430    $  2,697
                                               --------
LEISURE TIME (0.4%)
  GTECH Holdings Corp.,
    4.750%, 10/15/10                  1,065       1,059
  Harley Davidson Funding,
    3.625%, 12/15/08 (d)              1,595       1,571
                                               --------
                                                  2,630
                                               --------
LODGING (0.1%)
  Marriott International,
    Inc., Ser C, 7.875%,
    09/15/09                            530         605
                                               --------
MEDIA (3.5%)
  British Sky Broadcasting
    Group PLC, 6.875%,
    02/23/09                          2,660       2,909
  Comcast Corp., 7.125%,
    06/15/13                          4,435       5,018
  Cox Communications, Inc.,
    4.625%, 06/01/13                  2,320       2,161
  News America Holdings, Inc.,
    9.250%, 02/01/13                  2,130       2,724
  R.R. Donnelley & Sons,
    3.750%, 04/01/09 (d)              2,485       2,436
  Time Warner, Inc., 6.750%,
    04/15/11                          1,485       1,654
  Time Warner, Inc., 7.625%,
    04/15/31                          1,950       2,285
  Univision Communications,
    Inc., 7.850%, 07/15/11            1,420       1,648
                                               --------
                                                 20,835
                                               --------
MINING (1.5%)
  Barrick Gold Finance, Inc.,
    7.500%, 05/01/07                    885         961
  Codelco, Inc., 5.500%,
    10/15/13                          2,835       2,909
  Inco Ltd., 7.750%, 05/15/12         4,080       4,789
                                               --------
                                                  8,659
                                               --------
MISCELLANEOUS MANUFACTURER (2.1%)
  General Electric Co.,
    5.000%, 02/01/13                 10,115      10,269
  Tyco International Group SA,
    6.000%, 11/15/13                  1,010       1,087
  Tyco International Group SA,
    6.875%, 01/15/29                    975       1,094
                                               --------
                                                 12,450
                                               --------

                                                                     (Unaudited)

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
OIL & GAS (2.5%)
  BP Capital Markets PLC,
    4.000%, 04/29/05            $     2,985    $  3,004
  ConocoPhillips, 6.375%,
    03/30/09                            995       1,085
  ConocoPhillips, 8.750%,
    05/25/10                          2,070       2,520
  Devon Financing Corp.,
    7.875%, 09/30/31                  1,485       1,828
  Enterprise Products
    Operating LP, Ser B,
    6.875%, 03/01/33                  1,855       1,910
  Motiva Enterprises LLC,
    5.200%, 09/15/12 (d)              1,195       1,215
  PennzEnergy Co., 10.250%,
    11/01/05                            355         375
  XTO Energy, Inc., 6.250%,
    04/15/13                          2,485       2,693
                                               --------
                                                 14,630
                                               --------
PACKAGING & CONTAINERS (0.3%)
  Packaging Corp. of America,
    5.750%, 08/01/13                  1,595       1,626
                                               --------
PIPELINES (1.2%)
  Centerpoint Energy
    Resources, 7.875%,
    04/01/13                          3,015       3,543
  K N Capital Trust III,
    7.630%, 04/15/28                  2,210       2,420
  Kinder Morgan, Inc., 7.250%,
    03/01/28                          1,065       1,182
                                               --------
                                                  7,145
                                               --------
REITS (0.2%)
  Simon Property Group LP,
    6.375%, 11/15/07                    965       1,030
                                               --------
SAVINGS & LOANS (0.3%)
  Golden West Financial Corp.,
    4.125%, 08/15/07                  2,000       2,027
                                               --------
TELECOMMUNICATIONS (2.4%)
  Deutsche Telekom
    International Finance,
    9.250%, 06/01/32                  1,420       1,976
  SBC Communications, Inc.,
    5.625%, 06/15/16                    400         407
  SBC Communications, Inc.,
    6.450%, 06/15/34                  2,245       2,317
  Sprint Capital Corp.,
    8.750%, 03/15/32                  4,080       5,255

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
TELECOMMUNICATIONS--CONTINUED
  Telus Corp., 8.000%,
    06/01/11                    $     1,950    $  2,282
  Verizon Global Funding
    Corp., 7.750%, 12/01/30           1,710       2,055
                                               --------
                                                 14,292
                                               --------
TRANSPORTATION (0.6%)
  FedEx Corp., 3.500%,
    04/01/09                          3,545       3,450
                                               --------
Total Corporate Bonds (Cost
  $226,054)                                     229,010
                                               --------
FOREIGN GOVERNMENT BONDS (1.1%)
MEXICO (1.1%)
  United Mexican States,
    8.300%, 08/15/31                  6,000       6,795
                                               --------
Total Foreign Government Bonds
  (Cost $6,578)                                   6,795
                                               --------
U.S. GOVERNMENT AGENCIES (2.5%)
GINNIE MAE (2.5%)
  8.500%, 04/15/31                    3,708       4,051
  8.000%, 08/15/31                    5,077       5,521
  8.000%, 09/15/31                    4,803       5,223
                                               --------
Total U.S. Government Agencies
  (Cost $14,273)                                 14,795
                                               --------
U.S. TREASURY OBLIGATIONS (57.0%)
U.S. TREASURY BONDS (6.5%)
  5.375%, 02/15/31 (e)               36,495      38,411
                                               --------
U.S. TREASURY INFLATION PROTECTED BONDS (10.5%)
  1.875%, 07/15/13                   41,875      44,230
  3.875%, 04/15/29                   11,835      18,062
                                               --------
                                                 62,292
                                               --------
U.S. TREASURY NOTES (40.0%)
  1.625%, 01/31/05                   21,010      20,994
  1.500%, 02/28/05                   33,095      33,045
  1.625%, 04/30/05                   35,745      35,643
  3.500%, 11/15/06                   57,560      58,100
  2.875%, 11/30/06                   21,985      21,925
  3.125%, 05/15/07                   46,505      46,483
  3.500%, 11/15/09                   10,870      10,771
  3.875%, 02/15/13                    8,615       8,411
  4.250%, 11/15/14                    2,605       2,583
                                               --------
                                                237,955
                                               --------
Total U.S. Treasury
  Obligations (Cost $336,874)                   338,658
                                               --------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

INVESTMENT GRADE BOND FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
SHORT-TERM INVESTMENTS (4.8%)
  Boston Global Investment
    Trust -- Enhanced
    Portfolio (f)                28,502,500    $ 28,503
                                               --------
Total Short-Term Investments
  (Cost $28,503)                                 28,503
                                               --------
MONEY MARKET FUNDS (4.3%)
  Federated Prime Value Money
    Market Fund                  25,653,182      25,653
                                               --------
Total Money Market Funds (Cost
  $25,653)                                       25,653
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
REPURCHASE AGREEMENTS (6.1%)
  Morgan Stanley, 2.005%,
    dated 11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $35,992,406
    (collateralized by FNMS
    obligations; total market
    value $36,681,928           $    35,990    $ 35,990
                                               --------
Total Repurchase Agreements
  (Cost $35,990)                                 35,990
                                               --------
Total Investments (Cost
  $673,925) (a) -- 114.3%                       679,404
Liabilities in excess of other
  assets -- (14.3)%                             (84,826)
                                               --------
Net Assets -- 100.0%                           $594,578
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.
 18

                                                                     (Unaudited)

INVESTMENT GRADE TAX-EXEMPT BOND FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
MUNICIPAL BONDS (93.0%)
ALABAMA (7.8%)
  Alabama State Public School
    & College Authority, Ser
    C, RB, 5.750%, 07/01/17,
    Callable 07/01/09 @ 101.50  $     3,950    $  4,408
  Alabama Water Pollution
    Control Authority, RB,
    5.750%, 08/15/12, Callable
    08/15/09 @ 100                    5,205       5,799
  Auburn University, RB, MBIA,
    6.000%, 06/01/16, Callable
    06/01/11 @ 100                    4,060       4,633
  Huntsville Alabama, Ser A,
    GO, 5.625%, 05/01/16,
    Callable 05/01/12 @ 102           2,375       2,654
  Huntsville Alabama, Ser A,
    GO, 5.750%, 05/01/19,
    Callable 05/01/12 @ 102           2,800       3,159
                                               --------
                                                 20,653
                                               --------
ARIZONA (2.1%)
  Arizona State University,
    RB, FGIC, 5.500%,
    07/01/15, Callable
    07/01/12 @ 100                    1,665       1,854
  Arizona Water Infrastructure
    Finance Authority, Ser A,
    RB, 5.625%, 10/01/12,
    Callable 10/01/09 @ 101           3,280       3,668
                                               --------
                                                  5,522
                                               --------
CALIFORNIA (4.9%)
  California Infrastructure &
    Economic Development, RB,
    5.000%, 10/01/15, Callable
    10/01/12 @ 100                    1,000       1,076
  Fresno Unified School
    District, Ser A, GO, MBIA,
    6.550%, 08/01/20, Callable
    02/01/13 @ 103                    1,950       2,368
  Orange County California,
    COP, 6.000%, 06/01/21,
    Prerefunded 06/01/19 @ 100
    (g)                               2,075       2,447
  San Diego County & School
    District, Ser A, GO,
    3.250%, 07/25/05                  2,000       2,016

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
CALIFORNIA--CONTINUED
  Santa Barbara County
    California, Ser A, RB,
    3.000%, 07/26/05            $     5,000    $  5,031
                                               --------
                                                 12,938
                                               --------
COLORADO (8.8%)
  Douglas County School
    District, No. RE-1, GO,
    FGIC, 5.750%, 12/15/20,
    Callable 12/15/14 @ 100           2,540       2,896
  Larimer County School
    District, No. R-001, GO,
    FGIC, 6.000%, 12/15/16,
    Prerefunded 12/15/10 @ 100
    (g)                               3,000       3,465
  Larimer County School
    District, No. R-001, GO,
    FGIC, 6.000%, 12/15/17,
    Prerefunded 12/15/10 @ 100
    (g)                               4,000       4,620
  Metro Wastewater
    Reclaimation District, RB,
    5.450%, 04/01/12, Callable
    04/01/08 @ 100                    2,570       2,785
  Regional Transportation
    District, Ser B, RB,
    5.500%, 11/01/17, Callable
    11/01/12 @ 100                    2,655       2,949
  Westminster Colorado, RB,
    5.600%, 12/01/16, Callable
    12/01/07 @ 102                    5,940       6,538
                                               --------
                                                 23,253
                                               --------
CONNECTICUT (1.3%)
  University Of Connecticut,
    Ser A, GO, MBIA, 5.000%,
    01/15/13                          3,000       3,306
                                               --------
FLORIDA (5.8%)
  Florida State Board of
    Education, Ser C, GO,
    5.300%, 06/01/09, Callable
    6/01/05 @ 101                     7,395       7,585
  Miami-Dade County School
    District, GO, MBIA,
    5.000%, 08/01/05                  4,420       4,507

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

INVESTMENT GRADE TAX-EXEMPT BOND FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
FLORIDA--CONTINUED
  Palm Beach County School
    Board, Ser C, COP, FSA,
    5.500%, 08/01/15, Callable
    08/01/12 @ 100              $     2,825    $  3,138
                                               --------
                                                 15,230
                                               --------
GEORGIA (2.0%)
  Atlanta Georgia Airport
    Revenue, 5.000%, 01/01/25,
    Series G, Callable
    01/01/15 @ 100                    3,000       3,076
  Gilmer County GA School
    District, GO, 5.000%,
    04/01/09                          2,000       2,174
                                               --------
                                                  5,250
                                               --------
ILLINOIS (1.2%)
  Chicago, O'Hare
    International Airport, RB,
    5.000%, 01/01/09                  3,000       3,238
                                               --------
INDIANA (0.9%)
  Indiana Transportation
    Finance Authority Highway,
    RB, Ser A, FGIC, 5.250%,
    06/01/25, Callable
    06/01/14 @ 100                    2,250       2,381
                                               --------
IOWA (0.9%)
  Des Moines Iowa Public
    Parking System, RB, FGIC,
    6.375%, 06/01/18, Callable
    06/01/10 @ 100                    2,005       2,300
                                               --------
KANSAS (2.6%)
  Sedgwick County Unified
    School District, No. 259,
    GO, MBIA, 5.500%,
    09/01/12, Callable
    09/01/10 @ 100                    6,150       6,840
                                               --------
MARYLAND (2.1%)
  Maryland State, GO, 5.000%,
    02/01/09                          5,000       5,445
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
MASSACHUSETTS (2.7%)
  Massachusetts State Water
    Pollution Abatement Trust,
    RB, Ser 6, 5.625%,
    08/01/16, Prefunded
    08/01/10 @ 101 (g)          $       145    $    161
  Massachusetts State Water
    Pollution Abatement Trust,
    RB, Ser 6, 5.625%,
    08/01/17, Prefunded @ 101
    (g)                               6,015       6,846
                                               --------
                                                  7,007
                                               --------
MICHIGAN (2.2%)
  Michigan Municipal Bond
    Authority, RB, 5.375%,
    10/01/17, Callable
    10/01/12 @ 100                    3,300       3,633
  Otsego Michigan Public
    Schools District, GO,
    5.000%, 05/01/23, Callable
    05/01/14 @ 100                    2,000       2,082
                                               --------
                                                  5,715
                                               --------
MINNESOTA (1.1%)
  Metropolitan Council
    Minneapolis, GO, Ser A,
    5.000%, 02/01/13                  2,675       2,942
                                               --------
MISSISSIPPI (1.0%)
  Jackson Public School
    District, Ser B, GO,
    5.750%, 10/01/15, Callable
    10/01/10 @ 100                    2,275       2,553
                                               --------
MISSOURI (6.3%)
  Missouri State Highways &
    Transit, Ser A, RB,
    5.625%, 02/01/18, Callable
    02/01/11 @ 100                    8,885       9,871
  Missouri State Highways &
    Transportation, RB, Ser A,
    5.000%, 02/01/14, Callable
    02/01/12 @ 100                    6,135       6,645
                                               --------
                                                 16,516
                                               --------

                                                                     (Unaudited)

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
NEW JERSEY (2.3%)
  Elizabeth N.J., GO, MBIA,
    5.250%, 08/15/08            $     2,595    $  2,785
  NJ Casino Reinvestment
    Development Authority, RB,
    5.250%, 01/01/20, Callable
    01/01/15 @ 102                    2,945       3,224
                                               --------
                                                  6,009
                                               --------
NEW YORK (10.8%)
  Buffalo New York, Ser D, GO,
    FGIC, 5.500%, 12/15/14,
    Callable 12/15/11 @ 100           1,075       1,204
  New York City Transitional
    Finance Authority, RB,
    SECD C, 5.500%, 11/01/29,
    Prerefunded 05/01/10 @ 101
    (g)                               2,000       2,260
  New York State Dormitory
    Authority, Ser B, RB,
    MBIA, 6.500%, 10/01/17,
    Callable 10/01/12 @ 100           3,505       4,157
  Tobacco Settlement Financing
    Corp., Ser A1, RB, 5.000%,
    06/01/10, Callable
    06/01/05 @ 100                    3,215       3,260
  Tobacco Settlement Financing
    Corp., Ser A1, RB, Ser C1,
    5.250%, 06/01/13, Callable
    06/01/08 @ 100                   10,000      10,695
  Tobacco Settlement Financing
    Corp., Ser C1, RB, 5.250%,
    06/01/12, Callable
    06/01/07 @ 100                    6,720       7,134
                                               --------
                                                 28,710
                                               --------
NORTH CAROLINA (1.7%)
  North Carolina State, GO,
    5.00%. 05/01/13                   4,000       4,423
                                               --------
OHIO (1.4%)
  Ohio State Water Development
    Authority, RB, 5.700%,
    06/01/08, Callable
    06/01/05 @ 102                    1,520       1,575
  Ohio State Water Development
    Authority, RB, 5.375%,
    12/01/17, Callable
    06/01/12 @ 100                    1,900       2,090
                                               --------
                                                  3,665
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
OKLAHOMA (1.0%)
  Oklahoma State Water, RB,
    5.00%, 5.000%, 04/01/13     $     2,500    $  2,752
                                               --------
PUERTO RICO (9.7%)
  Puerto Rico Commonwealth
    Government Development
    Bank, RB, MBIA, 1.580%,
    12/01/15                          7,000       7,000
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, RB, FGIC,
    5.250%, 07/01/15, Callable
    07/01/13 @ 100                    5,000       5,534
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, Ser G, RB,
    FGIC, 5.250%, 07/01/15,
    Callable 07/01/13 @ 100           2,720       3,011
  Puerto Rico Commonwealth
    Highway & Transportation,
    RB, FGIC, 5.250%,
    07/01/17, Callable
    07/01/13 @ 100                    5,260       5,770
  Puerto Rico Commonwealth
    Municipal Finance Agency,
    Ser A, RB, FSA, 5.250%,
    08/01/14, Callable
    08/01/12 @ 100                    4,000       4,440
                                               --------
                                                 25,755
                                               --------
SOUTH CAROLINA (3.4%)
  Clemson University, RB,
    AMBAC, 6.250%, 05/01/15,
    Callable 05/01/09 @ 101           2,725       3,086
  South Carolina State Public
    Service Authority, RB, Ser
    A, FSA, 5.000%, 01/01/09          5,300       5,745
                                               --------
                                                  8,831
                                               --------
TEXAS (5.6%)
  Irving Texas Waterworks and
    Sewer, RB, 5.950%,
    06/15/19, Callable
    06/15/09 @ 100.50                 1,460       1,627
  Laredo Texas I S D Public
    Facilities Corp., RB, Ser
    A, AMBAC, 5.000%,
    08/01/24, Callable
    08/01/11 @ 100                    1,000       1,012

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

INVESTMENT GRADE TAX-EXEMPT BOND FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
TEXAS--CONTINUED
  Laredo Tex I S D Pub Fac
    Corp., RB, Ser C, AMBAC,
    5.000%, 08/01/24, Callable
    08/01/11 @ 100              $     1,000    $  1,012
  Texas State, RB, 3.000%,
    08/31/05                         11,000      11,069
                                               --------
                                                 14,720
                                               --------
VIRGINIA (1.8%)
  Virginia Commonwealth
    Transportation Board, RB,
    Ser A, 5.000%, 05/15/10           4,295       4,703
                                               --------
WEST VIRGINIA (1.6%)
  West Virginia University,
    RB, Ser C, FGIC, 5.000%,
    10/01/25, Callable
    10/01/14 @ 100                    2,000       2,063
  West Virginia University,
    RB, Ser C, FGIC, 5.000%,
    10/01/26, Callable
    10/01/14 @ 100                    2,000       2,051
                                               --------
                                                  4,114
                                               --------
Total Municipal Bonds (Cost
  $240,525)                                     244,771
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
MONEY MARKET FUNDS (9.3%)
  Federated Tax-Free
    Obligations Fund             12,794,175    $ 12,794
  SEI Tax Exempt Trust,
    Institutional Tax Free
    Fund                         11,621,648      11,622
                                               --------
                                               --------
Total Money Market Funds (Cost
  $24,416)                                       24,416
                                               --------
REPURCHASE AGREEMENTS (2.1%)
  Merrill Lynch, 1.995% dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $5,554,144 (collateralized
    by GNMA obligations; total
    market value $5,642,132)    $     5,554       5,554
                                               --------
Total Repurchase Agreements
  (Cost $5,554)                                   5,554
                                               --------
Total Investments (Cost
  $270,495) (a) -- 104.4%                       274,741
Liabilities in excess of other
  assets -- (4.4)%                              (11,459)
                                               --------
Net Assets -- 100.0%                           $263,282
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.
 22

                                                                     (Unaudited)

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

--------------------------------------------------------
                                   Principal
                                    Amount       Value
--------------------------------------------------------
U.S. GOVERNMENT AGENCIES (95.0%)
FANNIE MAE (62.8%)
  5.500%, 02/15/06                  $15,000     $ 15,447
  2.500%, 06/15/06                    3,000        2,974
  2.750%, 10/27/06                    4,000        3,966
  3.750%, 05/17/07, Callable
    05/17/05 @ 100                   10,000       10,020
  6.500%, 12/01/08                    4,766        5,006
  7.500%, 09/01/12                    8,900        9,458
  6.500%, 06/01/13                      918          975
  6.000%, 09/01/13                    1,650        1,733
  4.000%, 11/01/13                   12,669       12,539
  4.500%, 03/01/14                   21,422       21,744
  6.000%, 09/01/16                   10,524       11,055
  6.500%, 10/01/16                    1,360        1,442
  5.500%, 12/01/16                    4,403        4,550
  8.500%, 04/01/17                       60           67
  6.000%, 08/01/17                    2,849        2,986
  6.000%, 10/01/17                    1,987        2,083
  6.000%, 10/01/17                    5,540        5,806
  6.000%, 11/01/17                    7,916        8,297
  4.500%, 05/01/19                   14,104       14,024
  6.000%, 05/01/19                    6,392        6,700
  6.000%, 06/01/19                    7,806        8,183
  5.500%, 07/01/19                   10,861       11,214
  5.500%, 07/01/19                    4,607        4,757
  5.500%, 03/01/24                    9,093        9,270
  7.000%, 05/01/32                    9,882       10,484
  6.500%, 12/01/32                    6,688        7,022
  5.500%, 04/01/33                    6,410        6,490
  3.173%, 05/01/33 (c)                9,214        9,280
  3.997%, 05/01/33 (c)                9,721        9,810
  4.072%, 06/01/33 (c)               15,232       15,264
  4.126%, 08/01/33 (c)               19,185       19,168
  6.000%, 11/01/33                    3,485        3,602
  6.000%, 02/01/34                    9,481        9,798
  6.000%, 04/01/34                   17,622       18,207
  3.253%, 05/01/34 (c)               13,557       13,460
  4.596%, 05/01/34 (c)                4,008        4,056
  4.034%, 06/01/34 (c)                6,893        6,868
  4.268%, 06/01/34 (c)                6,739        6,760
                                                --------
                                                 314,565
                                                --------
FREDDIE MAC (24.0%)
  2.150%, 06/02/06                   13,000       12,830
  2.478%, 05/15/10 (c)                8,000        7,820
  4.500%, 06/01/13                   28,191       28,339
  4.000%, 09/01/13                    8,307        8,234
  7.000%, 11/01/16                    1,331        1,411
  6.500%, 02/01/17                    3,565        3,773

--------------------------------------------------------
                                   Principal
                                    Amount       Value
--------------------------------------------------------
FREDDIE MAC--CONTINUED
  6.000%, 07/01/17                  $ 4,341     $  4,551
  4.500%, 11/01/18                    8,655        8,617
  4.500%, 01/01/19                   24,367       24,260
  6.500%, 09/01/32                    5,359        5,622
  3.346%, 07/01/33 (c)                6,475        6,552
  4.119%, 05/01/34 (c)                8,008        7,916
                                                --------
                                                 119,925
                                                --------
GINNIE MAE (8.2%)
  9.000%, 11/15/17                      114          127
  8.000%, 06/15/30                      730          794
  8.000%, 09/15/30                      463          503
  8.000%, 12/15/30                    1,125        1,223
  8.000%, 12/15/30                      113          123
  8.500%, 04/15/31                      447          488
  7.000%, 07/15/31                      621          660
  8.000%, 08/15/31                      951        1,034
  7.000%, 09/15/31                    1,463        1,557
  8.000%, 09/15/31                    1,726        1,877
  6.000%, 12/15/31                    2,980        3,087
  5.500%, 12/15/32                    5,843        5,956
  3.750%, 01/20/34                   23,639       23,449
                                                --------
                                                  40,878
                                                --------
Total U.S. Government Agencies
  (Cost $475,949)                                475,368
                                                --------
REPURCHASE AGREEMENTS (4.9%)
  Merrill Lynch, 1.995%, dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase price
    $12,729,015 (collateralized
    by FNMA obligations; total
    market value $12,985,766)        12,728       12,728
  Morgan Stanley, 2.005%, dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase price
    $11,900,141 (collateralized
    by FNMA obligations; total
    market value $12,379,028)        11,899       11,899
                                                --------
Total Repurchase Agreements (Cost
  $24,627)                                        24,627
                                                --------
Total Investments (Cost $500,576)
  (a) -- 99.9%                                   499,995
Other assets in excess of
  liabilities -- 0.1%                                306
                                                --------
Net Assets -- 100.0%                            $500,301
                                                ========

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

MARYLAND MUNICIPAL BOND FUND

-------------------------------------------------------
                                  Shares or
                                  Principal
                                    Amount       Value
-------------------------------------------------------
MUNICIPAL BONDS (96.3%)
MARYLAND (92.6%)
  Annapolis, GO, 5.000%,
    04/01/08                      $    1,000    $ 1,079
  Anne Arundel County Special
    Obligation, RB, 5.125%,
    07/01/22, Callable 07/01/14
    @ 100                              1,000      1,067
  Baltimore County Revenue, Oak
    Crest Village Project,
    1.680%, 01/01/29 (c)                 300        300
  Baltimore County, GO, 4.500%,
    06/01/09                           1,000      1,072
  Baltimore Pollution Control,
    General Motors Project, RB,
    5.350%, 04/01/08                     660        696
  Baltimore, GO, 7.000%,
    10/15/10                           1,365      1,640
  Baltimore, Ser A, RB, 5.900%,
    07/01/13, FGIC                       900      1,047
  Calvert County, GO, 5.000%,
    07/15/08                           1,000      1,083
  Community Development
    Administration, Department
    Housing & Community
    Development, Ser 1, RB,
    5.600%, 04/01/18, Callable
    04/01/07 @ 101.50                    280        297
  Frederick County, GO, 5.250%,
    07/01/11, Callable 07/01/09
    @ 101                              1,000      1,098
  Howard County, GO, 5.250%,
    08/15/14, Callable 02/15/12
    @ 100                              1,205      1,332
  Howard County, GO, 5.250%,
    08/15/13, Callable 02/15/12
    @ 100                              1,100      1,216
  Maryland Community Development
    Administration, Department
    Housing & Community
    Development, Ser 2, RB, AMT,
    4.700%, 04/01/11                   1,000      1,049
  Maryland Community Development
    Administration, Department
    Housing & Community
    Development, Ser 2001B, RB,
    AMT, 4.100%, 07/01/08,
    FHA/GNMA/ HUD                        285        293

-------------------------------------------------------
                                  Shares or
                                  Principal
                                    Amount       Value
-------------------------------------------------------
MARYLAND--CONTINUED
  Maryland Community Development
    Administration, Department
    Housing & Community
    Development, Ser E, RB,
    5.700%, 09/01/17, Callable
    09/01/09 @ 100                $      900    $   937
  Maryland Community Development
    Administration, Department
    Housing & Community
    Development, Ser F, RB, AMT,
    5.900%, 09/01/19, Callable
    09/01/09 @ 100                     1,000      1,032
  Maryland Economic Development
    Corp. Revenue, Chief College
    Park, Series-A, 1.670%,
    06/01/32 (c)                         375        375
  Maryland Economic Development
    Corp., Economic Development
    Revenue, Chesapeake Bay
    Foundation, 1.680%,
    11/01/23 (c)                         240        240
  Maryland Economic Development
    Corp., Lease Revenue, RB,
    5.375%, 06/01/19, Callable
    06/01/12 @ 100.50                  1,000      1,084
  Maryland Economic Development
    Corp., Student Housing, RB,
    5.750%, 06/01/18, Callable
    06/01/13 @ 100                       475        515
  Maryland Economic Development
    Corp., Student Housing, RB,
    5.875%, 07/01/21, Callable
    07/01/11 @ 101, ACA                  250        266
  Maryland Economic Development
    Corp., Student Housing, Ser
    A, RB, 5.625%, 10/01/23,
    Callable 10/01/13 @ 100              500        521
  Maryland Economic Development
    Corp., Student Housing
    Revenue, Baltimore County
    Project, 1.680%,
    11/01/31 (c)                         635        635

                                                                     (Unaudited)

-------------------------------------------------------
                                  Shares or
                                  Principal
                                    Amount       Value
-------------------------------------------------------
MARYLAND--CONTINUED
  Maryland Health & Higher
    Educational Facilities
    Authority Revenue, Johns
    Hopkins Parking Facilities,
    Series-B, 5.000%, 07/01/38,
    Callable 01/01/15 @ 100       $      500    $   508
  Maryland Health & Higher
    Educational Facilities
    Authority, RB, 5.750%,
    07/01/20, Callable 07/01/12
    @ 100                                500        537
  Maryland Health & Higher
    Educational Facilities
    Authority, RB, 5.700%,
    01/01/22, Callable 01/01/12
    @ 100                                510        537
  Maryland Health & Higher
    Educational Facilities
    Authority, RB, 6.000%,
    07/01/21, Callable 07/01/12
    @ 100                                250        268
  Maryland Health & Higher
    Educational Facilities
    Authority, RB, 5.700%,
    01/01/21, Callable 01/01/12
    @ 100                                480        508
  Maryland Health & Higher
    Educational Facilities
    Authority, RB, 6.000%,
    07/01/18, Callable 07/01/12
    @ 100                              1,035      1,121
  Maryland Health & Higher
    Educational Facilities
    Authority, RB, 4.400%,
    07/01/09                             910        949
  Maryland Health & Higher
    Educational Facilities
    Authority, RB, 5.000%,
    11/15/28, Callable 11/15/13
    @ 100                                500        502
  Maryland Health & Higher
    Educational Facilities
    Authority, RB, 5.375%,
    07/01/25, Callable 07/01/14
    @ 100                                565        590

-------------------------------------------------------
                                  Shares or
                                  Principal
                                    Amount       Value
-------------------------------------------------------
MARYLAND--CONTINUED
  Maryland Health & Higher
    Educational Facilities
    Authority, RB, 6.500%,
    07/01/26, Callable 07/01/10
    @ 101                         $      400    $   439
  Maryland Health & Higher
    Educational Facilities
    Authority, RB, 6.000%,
    12/01/24, Callable 06/01/10
    @ 101                                250        286
  Maryland Health & Higher
    Educational Facilities
    Authority, RB, 5.750%,
    07/01/21, Callable 07/01/11
    @ 100                              1,725      1,838
  Maryland Health & Higher
    Educational Facilities
    Authority, RB, 5.500%,
    07/01/36, Callable 07/01/14
    @ 100                              1,000      1,034
  Maryland Health & Higher
    Educational Facilities
    Authority, RB, 5.500%,
    07/01/13, Callable 07/01/12
    @ 100                              1,000      1,105
  Maryland Health & Higher
    Educational Facilities
    Authority, RB, 6.000%,
    07/01/05                             100        102
  Maryland Health & Higher
    Educational Facilities
    Authority, Ser B, RB,
    5.000%, 04/01/08, Callable
    04/01/06 @ 101                       300        306
  Maryland Stadium Authority,
    Sports Facilities Lease, RB,
    5.800%, 03/01/26, Callable
    03/01/06 @ 101                       250        262
  Maryland State, GO, 5.500%,
    08/01/14                           1,000      1,149
  Maryland State, Ser 1, GO,
    5.000%, 03/01/10, Callable
    03/01/08 @ 101                     1,000      1,080
  Maryland State, Ser 2, GO,
    5.250%, 07/15/12, Callable
    07/15/09 @ 101                     1,000      1,100
  Maryland State, Ser 2, GO,
    5.000%, 08/01/16, Callable
    08/01/13 @ 100                     1,425      1,542

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

MARYLAND MUNICIPAL BOND FUND -- CONCLUDED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                    Amount       Value
-------------------------------------------------------
MARYLAND--CONTINUED
  Montgomery County Economic
    Development, RB, 5.500%,
    12/01/16, Callable 12/01/11
    @ 100                         $    1,000    $ 1,081
  Montgomery County Housing
    Opportunities Commission,
    Multifamily, Ser A, RB,
    6.000%, 07/01/20, Callable
    07/01/10 @ 100                       990      1,051
  Montgomery County Housing
    Opportunities Commission,
    Single Family Mortgage, Ser
    A, RB, 4.450%, 07/01/17,
    Callable 01/01/11 @ 100              280        285
  Montgomery County Housing
    Opportunities Commission,
    Multifamily, Ser A, RB,
    4.900%, 05/15/31, Callable
    05/15/08 @ 100, FNMA                 650        688
  Northeast Waste Disposal
    Authority, Solid Waste, RB,
    AMT, 6.000%, 07/01/06              1,100      1,149
  Prince Georges County Housing
    Authority, Multifamily, Ser
    A, RB, 7.000%, 04/15/19,
    Callable 11/01/04 @ 102              500        512
  St. Mary's County, GO, 5.500%,
    07/01/11                           1,165      1,321
  Talbot County, GO, 5.375%,
    03/15/17, Callable 03/15/12
    @ 101                              1,000      1,095
  Transportation Authority,
    Parking, Ser B, RB, AMT,
    5.375%, 03/01/15, Callable
    03/01/12 @ 101                     1,000      1,077
                                                -------
                                                 42,896
                                                -------

-------------------------------------------------------
                                  Shares or
                                  Principal
                                    Amount       Value
-------------------------------------------------------
PUERTO RICO (3.7%)
  Puerto Rico Housing Finance
    Authority, 5.000%, 12/01/18,
    Callable 12/01/13 @ 100       $      485    $   512
  Puerto Rico Public Finance
    Corporation, Ser A, RB,
    5.500%, 08/01/20,
    Prerefunded 08/01/11 @ 100
    (d)(g)                               500        566
  Puerto Rico Housing Bank &
    Finance Agency, Single
    Family Mortgage, RB, AMT,
    6.250%, 04/01/29, Callable
    04/01/05 @ 102                       625        641
                                                -------
                                                  1,719
                                                -------
Total Municipal Bonds (Cost
  $43,203)                                       44,615
                                                -------
MONEY MARKET FUNDS (3.7%)
  Federated Municipal Cash Trust   1,712,831      1,713
                                                -------
Total Money Market Funds (Cost
  $1,713)                                         1,713
                                                -------
Total Investments (Cost $44,916)
  (a) -- 100.0%                                  46,328
Other assets in excess of
  liabilities -- 0.0%                                21
                                                -------
Net Assets -- 100.0%                            $46,349
                                                =======

     See notes to schedules of portfolio investments and notes to financial statements.
 26

                                                                     (Unaudited)

SHORT-TERM BOND FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
CORPORATE BONDS (49.4%)
AUTO MANUFACTURERS (3.4%)
  Daimler Chrysler Auto Trust,
    Ser 2004-A, Class A2,
    1.410%, 11/08/06            $     4,361    $  4,341
  Daimler Chrysler National
    Holdings, 6.400%, 05/15/06        1,375       1,433
  USAA Auto Owner Trust, Ser
    2004-1, Class A3, 2.060%,
    04/15/08                          4,100       4,046
                                               --------
                                                  9,820
                                               --------
AUTOMOBILE ABS (4.5%)
  Capital Auto Receivables
    Asset Trust, 3.580%,
    10/16/06                          4,500       4,522
  Capital Auto Receivables
    Asset Trust, 2.640%,
    03/17/08                          3,350       3,338
  Ford Credit Auto Owner
    Trust, 2.130%, 10/15/06           3,625       3,612
  Honda Auto Receivables Owner
    Trust, 3.610%, 12/18/07           1,500       1,508
                                               --------
                                                 12,980
                                               --------
BANKS (1.1%)
  Bank of America Corp.,
    5.250%, 02/01/07                  3,015       3,126
                                               --------
BEVERAGES (0.5%)
  Coca-Cola Enterprises,
    5.250%, 05/15/07                  1,370       1,425
                                               --------
BUILDING MATERIALS (0.6%)
  Masco Corp., 6.750%,
    03/15/06                          1,600       1,673
                                               --------
CREDIT CARD ABS (5.2%)
  Bank One Issuance Trust,
    2.940%, 06/16/08                  4,500       4,500
  Citibank Credit Card
    Issuance Trust, 4.100%,
    12/07/06                          4,875       4,876
  Citibank Credit Card
    Issuance Trust, 2.550%,
    01/20/09                          3,175       3,120
  MBNA Credit Card Master Note
    Trust, 3.650%, 03/15/11           2,375       2,358
                                               --------
                                                 14,854
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (18.8%)
  Bear Stearns & Co., Inc.,
    5.700%, 01/15/07            $     2,225    $  2,324
  Boeing Capital Corp.,
    5.650%, 05/15/06                    740         765
  Capital One Financial Corp.,
    7.250%, 05/01/06                  1,400       1,473
  Citigroup, Inc., 4.125%,
    02/21/06                          3,905       3,945
  Citigroup, Inc., 5.000%,
    03/06/07                          3,865       3,991
  Countrywide Home Loan, Inc.,
    Ser MTN, 5.500%, 08/01/06         3,125       3,228
  Credit Suisse First Boston
    USA, Inc., 5.875%,
    08/01/06                          3,250       3,385
  Ford Motor Credit Co.,
    6.875%, 02/01/06                  2,150       2,222
  Ford Motor Credit Co.,
    6.500%, 01/25/07                  1,175       1,223
  General Electric Capital
    Corp., 5.000%, 06/15/07           2,025       2,096
  General Motors Acceptance
    Corp., 6.125%, 08/28/07           2,040       2,105
  Goldman Sachs Group, Inc.
    (The), 7.625%, 08/17/05           2,860       2,958
  Household Finance Corp.,
    5.750%, 01/30/07                  2,560       2,676
  International Lease Finance
    Corp., 3.500%, 04/01/09           1,125       1,089
  JP Morgan Chase & Co.,
    5.250%, 05/30/07                  3,010       3,130
  KFW International Finance,
    Inc., 4.750%, 01/24/07            2,890       2,985
  Lehman Brothers Holdings,
    Inc., 6.250%, 05/15/06            2,480       2,581
  Merrill Lynch & Co., Inc.,
    Ser B, 3.375%, 09/14/07           1,470       1,459
  Morgan Stanley, 5.800%,
    04/01/07                          2,125       2,233
  National Rural Utilities
    Cooperative Finance Corp.,
    3.000%, 02/15/06                  4,160       4,151
  Wachovia Corp., 6.800%,
    06/01/05                          3,825       3,900
                                               --------
                                                 53,919
                                               --------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

SHORT-TERM BOND FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
ELECTRIC (1.4%)
  Alabama Power Co., Ser X,
    3.125%, 05/01/08            $       815    $    795
  American Electric Power Co.,
    Inc., Ser A, 6.125%,
    05/15/06                            725         753
  Dominion Resources, Inc.,
    Ser B, 7.625%, 07/15/05           1,500       1,543
  PG&E Corp., 2.720%,
    04/03/06 (c)                        773         774
                                               --------
                                                  3,865
                                               --------
FOOD (1.2%)
  Conagra Foods, Inc., 7.500%,
    09/15/05                          1,690       1,751
  Safeway, Inc., 6.150%,
    03/01/06                          1,575       1,625
                                               --------
                                                  3,376
                                               --------
FOREST PRODUCTS & PAPER (0.3%)
  Weyerhaeuser Co., 6.125%,
    03/15/07                            882         930
                                               --------
INSURANCE (2.0%)
  Allstate Corp., 7.875%,
    05/01/05                          2,880       2,940
  Metlife, Inc., 3.911%,
    05/15/05                          1,525       1,534
  Safeco Corp., 4.200%,
    02/01/08                          1,110       1,117
                                               --------
                                                  5,591
                                               --------
MEDIA (2.3%)
  AOL Time Warner, Inc.,
    6.150%, 05/01/07                  1,155       1,222
  Comcast Cable
    Communications, 8.375%,
    05/01/07                          1,425       1,573
  Univision Communications,
    Inc., 2.875%, 10/15/06            1,275       1,258
  Viacom, Inc., 7.750%,
    06/01/05                          2,500       2,565
                                               --------
                                                  6,618
                                               --------
OIL & GAS (1.1%)
  Anadarko Petroleum Corp.,
    3.250%, 05/01/08                  1,610       1,578
  Kerr-McGee Corp., 5.875%,
    09/15/06                          1,500       1,556
                                               --------
                                                  3,134
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
REITS (0.6%)
  Equity Office Properties
    Trust, 8.375%, 03/15/06     $     1,505    $  1,596
                                               --------
TELECOMMUNICATIONS (6.4%)
  AT&T Wireless Services,
    Inc., 7.500%, 05/01/07            2,000       2,173
  British Telecom PLC, 7.875%,
    12/15/05                          2,875       3,011
  Deutsche Telekom Finance,
    8.250%, 06/15/05                  3,000       3,085
  Satellite Telecom, 5.250%,
    11/01/08                            805         765
  SBC Communications, Inc.,
    5.750%, 05/02/06                  1,560       1,613
  SBC Communications, Inc.,
    4.125%, 09/15/09                    740         733
  Verizon Global Funding
    Corp., 6.125%, 06/15/07           1,633       1,731
  Verizon Wireless, Inc.,
    5.375%, 12/15/06                  2,000       2,076
  Vodafone Group PLC, 7.625%,
    02/15/05                          3,125       3,156
                                               --------
                                                 18,343
                                               --------
Total Corporate Bonds (Cost
  $141,315)                                     141,250
                                               --------
FOREIGN GOVERNMENT BONDS (2.2%)
CANADA (2.2%)
  Province of Ontario, 7.000%,
    08/04/05                          4,000       4,116
  Quebec Province, 5.500%,
    04/11/06                          2,000       2,063
                                               --------
Total Foreign Government Bonds
  (Cost $6,045)                                   6,179
                                               --------
U.S. GOVERNMENT AGENCIES (38.7%)
FANNIE MAE (15.8%)
  2.625%, 01/19/07, Callable
    01/19/05 @ 100                    4,625       4,565
  3.750%, 05/17/07, Callable
    05/17/05 @ 100 (c)                3,875       3,883
  6.942%, 08/01/07                    1,457       1,544
  3.000%, 08/15/07                    7,390       7,311
  6.070%, 10/01/08, Ser 380727
    (c)                               1,956       2,041
  3.810%, 12/01/08, Ser 766065
    (c)                               3,180       3,169
  3.125%, 03/16/09, Callable
    03/16/06 @ 100                    1,625       1,573
  6.850%, 08/01/09, Ser 381858        3,196       3,496

                                                                     (Unaudited)

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
FANNIE MAE--CONTINUED
  4.000%, 11/25/16              $     2,164    $  2,165
  3.173%, 05/01/33                    3,440       3,465
  3.725%, 09/01/33                    2,416       2,465
  3.634%, 10/01/33                    2,957       3,058
  4.346%, 03/01/34 (c)                3,486       3,480
  4.359%, 03/01/34 (c)                3,023       3,033
                                               --------
                                                 45,248
                                               --------
FEDERAL HOME LOAN BANK (7.3%)
  3.250%, 08/15/05, Ser 322           5,885       5,910
  2.500%, 03/15/06, Ser 392          14,000      13,913
  2.625%, 05/15/07, Ser DQ07          1,125       1,106
                                               --------
                                                 20,929
                                               --------
FREDDIE MAC (13.6%)
  4.250%, 06/15/05                    5,825       5,879
  2.500%, 11/25/05                    1,920       1,906
  2.375%, 12/15/05                    6,000       5,967
  3.050%, 01/19/07, Callable
    01/19/05 @ 100                    3,725       3,710
  2.375%, 02/15/07                    2,425       2,379
  2.400%, 03/29/07, Callable
    03/29/05 @ 100                    4,000       3,920
  4.000%, 07/01/08                    3,131       3,149
  3.375%, 04/15/09 (e)                1,620       1,593
  5.000%, 05/15/11                    1,011       1,015
  3.750%, 12/15/11, Ser 2890,
    Class AB                          2,955       2,950
  4.500%, 08/15/19, Ser 2890,
    Class AB                            150         150
  3.346%, 07/01/33                    3,237       3,276
  5.009%, 04/01/34                    2,801       2,819
                                               --------
                                                 38,713
                                               --------
SALLIE MAE (2.0%)
  2.080%, 09/15/06 (c)                5,800       5,815
                                               --------
Total U.S. Government Agencies
  (Cost $111,449)                               110,705
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS (8.1%)
U.S. TREASURY NOTES (8.1%)
  2.750%, 07/31/06              $     3,000    $  2,992
  2.250%, 02/15/07 (e)                3,800       3,734
  2.750%, 08/15/07 (e)                9,750       9,634
  3.500%, 08/15/09                    6,750       6,701
                                               --------
Total U.S. Treasury
  Obligations (Cost $23,354)                     23,061
                                               --------
YANKEE DOLLAR (0.6%)
BEVERAGES (0.6%)
  Diageo PLC, 3.375%, 03/20/08        1,600       1,581
                                               --------
Total Yankee Dollar (Cost
  $1,598)                                         1,581
                                               --------
SHORT-TERM INVESTMENTS (5.5%)
  Boston Global Investment
    Trust -- Enhanced
    Portfolio (f)                15,566,250      15,566
                                               --------
Total Short-Term Investments
  (Cost $15,566)                                 15,566
                                               --------
MONEY MARKET FUNDS (0.3%)
  Federated Prime Value Money
    Market Fund                     859,821         860
                                               --------
  Total Money Market Funds
    (Cost $860)                                     860
                                               --------
Total Investments (Cost
  $300,187) (a) -- 104.8%                       299,202
Liabilities in excess of other
  assets -- (4.8)%                              (13,681)
                                               --------
Net Assets  -- 100.0%                          $285,521
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
November 30, 2004  (Amounts in thousands, except shares)

SHORT-TERM U.S. TREASURY SECURITIES FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS (95.6%)
U.S. TREASURY NOTES (95.6%)
  1.625%, 01/31/05              $     3,500    $  3,497
  1.500%, 02/28/05                    5,000       4,992
  1.625%, 03/31/05                    3,500       3,493
  1.625%, 04/30/05                    3,500       3,490
  6.500%, 05/15/05                    8,000       8,149
  1.125%, 06/30/05                    3,250       3,226
  1.500%, 07/31/05                    3,100       3,080
  6.500%, 08/15/05                    5,500       5,653
  1.625%, 09/30/05                    3,000       2,977
  1.625%, 10/31/05                    3,250       3,221
  5.750%, 11/15/05                    7,600       7,818
  1.875%, 12/31/05                    3,500       3,469
  1.875%, 01/31/06                    3,000       2,970
  1.625%, 02/28/06                    5,750       5,670
  1.500%, 03/31/06                    3,500       3,441
  2.250%, 04/30/06                    3,500       3,472
  4.625%, 05/15/06                   10,000      10,254
  2.750%, 06/30/06                    3,250       3,243
  7.000%, 07/15/06                    5,000       5,322
  2.375%, 08/31/06                    6,000       5,941

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
U.S. TREASURY NOTES--CONTINUED
  2.500%, 09/30/06              $     3,000    $  2,975
  2.500%, 10/31/06                    2,500       2,477
  2.875%, 11/30/06                    6,400       6,383
  2.250%, 02/15/07                    4,200       4,127
  4.375%, 05/15/07                    7,000       7,203
  2.750%, 08/15/07                    8,000       7,905
  3.000%, 11/15/07                    3,000       2,978
                                               --------
Total U.S. Treasury
  Obligations (Cost $127,767)                   127,426
                                               --------
MONEY MARKET FUNDS (14.5%)
  Federated U.S. Treasury Cash
    Reserves Fund                19,273,933      19,274
                                               --------
Total Money Market Funds (Cost
  $19,274)                                       19,274
                                               --------
Total Investments (Cost
  $147,041) (a) -- 110.1%                       146,700
Liabilities in excess of other
  assets -- (10.1)%                             (13,506)
                                               --------
Net Assets -- 100.0%                           $133,194
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.
 30

                                                                     (Unaudited)

STRATEGIC INCOME FUND

--------------------------------------------------------
                                   Shares or
                                   Principal
                                    Amount       Value
--------------------------------------------------------
CORPORATE BONDS (43.4%)
ADVERTISING (0.3%)
  R.H. Donnelley Financial Corp.,
    10.875%, 12/15/12, Callable
    12/15/07 @ 105.44               $   575     $    687
                                                --------
AGRICULTURE (0.5%)
  Seminis, Inc., 10.250%,
    10/01/13, Callable 10/01/08 @
    105.13                            1,000        1,130
                                                --------
AUTO PART & EQUIPMENT (0.1%)
  Tenneco Automotive, Inc.,
    8.675%, 11/15/14, Callable
    11/15/09 @ 104.31                   155          161
                                                --------
CHEMICALS (2.1%)
  Acetex Corp., 10.875%,
    08/01/09, Callable 08/01/05 @
    105.44                              500          545
  Equistar Chemicals LP, 10.625%,
    05/01/11, Callable 05/01/07 @
    105.31                              500          578
  Huntsman International LLC,
    11.625%, 10/15/10, Callable
    10/15/07 @ 105.81                 1,750        2,082
  Lyondell Chemical Co., Ser A,
    9.625%, 05/01/07                    500          551
  MacDermid, Inc., 9.125%,
    07/15/11, Callable 07/15/06 @
    104.56                              750          829
                                                --------
                                                   4,585
                                                --------
DIVERSIFIED FINANCIAL SERVICES (3.8%)
  Aac Group Holding Corp.,
    11.615%, 10/01/12, Callable
    10/01/08 @ 105.13, (b) (d)
    (h)                               2,800        1,890
  K&F Acquisition, Inc., 7.750%,
    11/15/14, Callable 11/15/09 @
    103.88                              750          767
  Rainbow National Services LLC,
    10.375%, 09/01/14, Callable
    09/01/09 @ 105.19                 2,000        2,120
  RMCC Acquisition Co., 9.500%,
    11/01/12, Callable 11/01/08 @
    104.75                            2,000        2,010
  UGS Corp., 10.000%, 06/01/12,
    Callable 06/01/08 @ 105.00        1,000        1,140
                                                --------
                                                   7,927
                                                --------
ELECTRIC (3.3%)
  Aquila, Inc., 11.875%, 07/01/12     2,500        3,475
  Calpine Generating Co.,
    11.500%, 04/01/11                 1,000          925

--------------------------------------------------------
                                   Shares or
                                   Principal
                                    Amount       Value
--------------------------------------------------------
ELECTRIC--CONTINUED
  PSEG Energy Holdings, 7.750%,
    04/16/07                        $   500     $    535
  PSEG Energy Holdings, 10.000%,
    10/01/09                          1,250        1,500
  Sithe/Independence Funding
    Corp., Ser A, 9.000%,
    12/30/13                            750          826
                                                --------
                                                   7,261
                                                --------
ELECTRONICS (0.6%)
  Fisher Scientific
    International, 8.125%,
    05/01/12, Callable 05/01/07 @
    104.06                              435          484
  Sanmina Corp., 10.375%,
    01/15/10, Callable 01/15/07 @
    105.19                              750          863
                                                --------
                                                   1,347
                                                --------
ENTERTAINMENT (1.1%)
  Argosy Gaming Co., 9.000%,
    09/01/11, Callable 09/01/06 @
    104.50                            1,000        1,128
  Six Flags, Inc., 9.750%,
    04/15/13, Callable 04/15/08 @
    104.88 (e)                        1,250        1,237
                                                --------
                                                   2,365
                                                --------
FOOD (1.9%)
  Merisant Co., 9.750%, 07/15/13,
    Callable 07/15/08 @ 104.75        1,050          945
  PSF Group Holdings, Inc.,
    9.250%, 06/15/11, Callable
    06/15/06 @ 104.63                   500          530
  Roundy's, Inc., Ser B, 8.875%,
    06/15/12, Callable 06/15/07 @
    104.44                            1,000        1,100
  Stater Brothers Holdings, Inc.,
    8.125%, 06/15/12, Callable
    06/15/08 @ 104.06                   500          528
  Swift Energy Co., 12.500%,
    01/01/10, Callable 10/01/06 @
    106.25                            1,000        1,126
                                                --------
                                                   4,229
                                                --------
FOREST PRODUCTS & PAPER (3.1%)
  Appleton Papers, Inc., 8.125%,
    06/15/11, Callable 06/15/08 @
    104.06                              500          539
  Appleton Papers, Inc., Ser B,
    9.750%, 06/15/14, Callable
    06/15/09 @ 104.88                 1,500        1,654
  Georgia-Pacific Corp., 8.125%,
    05/15/11                            500          576

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

STRATEGIC INCOME FUND -- CONTINUED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                    Amount       Value
--------------------------------------------------------
FOREST PRODUCTS & PAPER--CONTINUED
  Georgia-Pacific Corp., 9.500%,
    12/01/11 (e)                    $ 2,000     $  2,484
  Neenah Paper, Inc., 7.375%,
    11/15/14, Callable 11/15/09 @
    103.69 (d)                        1,500        1,523
                                                --------
                                                   6,776
                                                --------
HEALTHCARE -- PRODUCTS (1.8%)
  MQ Associates, Inc., 12.500%,
    08/15/12, Callable 08/15/08 @
    109.00                            3,125        2,218
  Universal Hospital Services,
    10.125%, 11/01/11, Callable
    11/01/07 @ 105.06                 1,500        1,583
                                                --------
                                                   3,801
                                                --------
HEALTHCARE -- SERVICES (4.3%)
  HCA, Inc., 7.500%, 11/15/95         2,500        2,287
  HealthSouth Corp., 10.750%,
    10/01/08, Callable 01/18/05 @
    105.38 (e) (h)                    2,000        2,095
  Iasis Healthcare Corp., 8.750%,
    06/15/14, Callable 06/15/09 @
    104.38 (d)                        1,750        1,903
  National Mentor, Inc., 9.625%,
    12/01/12, Callable 12/01/08 @
    104.81                            1,000        1,055
  Pacificare Health Systems,
    Inc., 10.750%, 06/01/09,
    Callable 06/01/06 @ 105.38          649          746
  United Surgical Partners, Inc.,
    10.000%, 12/15/11, Callable
    12/15/06 @ 105.00                 1,000        1,140
                                                --------
                                                   9,226
                                                --------
INSURANCE (0.5%)
  AFC Capital Trust I, Ser B,
    8.207%, 02/03/27                  1,000        1,019
                                                --------
LODGING (0.6%)
  MGM Mirage, Inc., 9.750%,
    06/01/07                          1,250        1,386
                                                --------
MACHINERY DIVERSIFIED (0.5%)
  Cummins, Inc., 9.500%,
    12/01/10, Callable 12/01/06 @
    104.75                              500          568
  NMGH Holding Co., 10.000%,
    05/15/09, Callable 05/15/06 @
    105.00                              500          553
                                                --------
                                                   1,121
                                                --------

--------------------------------------------------------
                                   Shares or
                                   Principal
                                    Amount       Value
--------------------------------------------------------
MEDIA (2.5%)
  Charter Communications Holding
    Co. LLC, 8.625%, 04/01/09,
    Callable 01/18/05 @ 104.31      $ 1,500     $  1,245
  Dex Media, Inc., 8.500%,
    11/15/13, Callable 11/15/08 @
    104.50 (b) (h)                    1,500        1,151
  EchoStar Communications Corp.,
    6.375%, 10/01/11                    500          511
  EchoStar DBS Corp., 9.125%,
    01/15/09, Callable 01/15/06 @
    104.56                              750          826
  Houghton Mifflin Co., 12.529%,
    10/15/13 (b) (h)                  2,500        1,779
                                                --------
                                                   5,512
                                                --------
METAL FABRICATE/HARDWARE (0.6%)
  Mueller Holdings, Inc.,
    11.152%, 04/15/14, Callable
    04/15/09 @ 107.38 (b) (h)           372          251
  TriMas Corp., 9.875%, 06/15/12,
    Callable 06/15/07 @ 104.94        1,000        1,035
                                                --------
                                                   1,286
                                                --------
MISCELLANEOUS MANUFACTURER (0.6%)
  Borden Chemical, Inc., 8.375%,
    04/15/16, Callable 04/15/06 @
    100.00                            1,500        1,350
                                                --------
OFFICE / BUSINESS EQUIPMENT
  (0.6%) Xerox Corp., 9.750%,
    01/15/09 (e)                      1,200        1,404
                                                --------
OIL & GAS (1.7%)
  Chesapeake Energy Corp.,
    9.000%, 08/15/12, Callable
    08/15/07 @ 104.50                 1,500        1,725
  Energy Partners Ltd., 8.750%,
    08/01/10, Callable 08/01/07 @
    104.38                              750          818
  Premcor Refining Group, 7.750%,
    02/01/12, Callable 02/01/08 @
    103.88 (c) (e)                      500          551
  Swift Energy Co., 9.375%,
    05/01/12, Callable 05/01/07 @
    104.69                              500          565
                                                --------
                                                   3,659
                                                --------

                                                                     (Unaudited)

--------------------------------------------------------
                                   Shares or
                                   Principal
                                    Amount       Value
--------------------------------------------------------
PACKAGING & CONTAINERS (1.8%)
  Berry Plastics Corp., 10.750%,
    07/15/12, Callable 07/15/07 @
    105.38                          $ 1,000     $  1,145
  Plastipak Holdings, Inc.,
    10.750%, 09/01/11, Callable
    09/01/06 @ 105.38                 1,000        1,120
  Stone Container Corp., 9.250%,
    02/01/08                          1,500        1,665
                                                --------
                                                   3,930
                                                --------
PIPELINES (1.6%)
  Dynegy Holdings, Inc., 10.125%,
    07/15/13, Callable 07/15/08 @
    105.06 (d)                        1,000        1,168
  Williams Co., Inc. (The),
    8.750%, 03/15/32                  2,000        2,310
                                                --------
                                                   3,478
                                                --------
REITS (0.9%)
  Host Marriott LP, Ser G,
    9.250%, 10/01/07                    750          833
  Ventas Realty LP, 9.000%,
    05/01/12                          1,000        1,157
                                                --------
                                                   1,990
                                                --------
RETAIL (1.4%)
  AutoNation, Inc., 9.000%,
    08/01/08                          1,750        1,994
  Office Depot, Inc., 10.000%,
    07/15/08                            500          598
  Sonic Automotive, Inc., Ser B,
    8.625%, 08/15/13, Callable
    08/15/08 @ 104.31                   500          538
                                                --------
                                                   3,130
                                                --------
SEMICONDUCTORS (0.5%)
  Fairchild Semiconductor Corp.,
    5.000%, 11/01/08, Callable
    01/06/05 @ 102.25                 1,000        1,006
                                                --------
TELECOMMUNICATIONS (6.7%)
  AT&T Corp., 8.000%, 11/15/31        1,750        2,028
  Citizens Communications Co.,
    9.250%, 05/15/11                  2,000        2,325
  GCI, Inc., 7.250%, 02/15/14,
    Callable 02/15/09 @ 103.63        1,500        1,500
  Nextel Communications, 7.375%,
    08/01/15, Callable 08/01/08 @
    103.69                            1,500        1,650

--------------------------------------------------------
                                   Shares or
                                   Principal
                                    Amount       Value
--------------------------------------------------------
TELECOMMUNICATIONS--CONTINUED
  Panamsat Corp., 9.000%,
    08/15/14, Callable 08/15/09 @
    104.50 (d)                      $ 1,750     $  1,873
  Qwest Corp., 9.125%, 03/15/12       2,250        2,558
  Rogers Wireless, Inc., 6.375%,
    03/01/14                          2,450        2,389
                                                --------
                                                  14,323
                                                --------
Total Corporate Bonds (Cost
  $91,389)                                        94,089
                                                --------
FOREIGN GOVERNMENT BONDS (15.9%)
AUSTRALIA (3.8%)
  Australian Government, 6.250%,
    04/15/15                          9,900        8,253
                                                --------
CANADA (3.8%)
  Canada Government, 5.000%,
    06/01/14                          9,560        8,404
                                                --------
GERMANY (8.3%)
  Deutschland Republic, 4.250%,
    07/04/14                         10,670       14,763
  Deutschland Republic, 4.750%,
    07/04/34, Ser 03                  2,270        3,191
                                                --------
                                                  17,954
                                                --------
Total Foreign Government Bonds
  (Cost $31,593)                                  34,611
                                                --------
PREFERRED STOCKS (0.5%)
REITS (0.5%)
  Health Care REIT, Inc., Ser F      40,000        1,016
  iStar Financial, Inc., Ser I        1,400           35
                                                --------
Total Preferred Stocks (Cost
  $1,035)                                          1,051
                                                --------
U.S. TREASURY OBLIGATIONS (30.7%)
U.S. TREASURY BONDS (4.1%)
  5.375%, 02/15/31                    8,460        8,904
                                                --------
U.S. TREASURY NOTES (26.6%)
  1.625%, 01/31/05                   17,150       17,137
  1.500%, 02/28/05                   11,500       11,482
  2.875%, 11/30/06                   17,250       17,202
  3.500%, 11/15/09                    8,550        8,473
  4.250%, 11/15/14                    3,410        3,381
                                                --------
                                                  57,675
                                                --------
Total U.S. Treasury Obligations
  (Cost $66,615)                                  66,579
                                                --------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

STRATEGIC INCOME FUND -- CONCLUDED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                    Amount       Value
--------------------------------------------------------
YANKEE DOLLAR (7.8%)
BUILDING MATERIALS (0.8%)
  Ainsworth Lumber Co., 7.250%,
    10/01/12, Callable 10/01/08 @
    103.63                          $ 1,750     $  1,750
                                                --------
ELECTRIC (0.7%)
  Electricidad de Caracas Finance
    BV, 10.250%, 10/15/14,
    Callable 10/15/09 @ 105.13        1,500        1,575
                                                --------
FOOD (0.5%)
  Burns, Philp Capital Property,
    9.750%, 07/15/12, Callable
    07/15/07 @ 104.88                 1,000        1,108
                                                --------
INSURANCE (0.6%)
  Fairfax Financial Holdings
    Ltd., 8.300%, 04/15/26 (e)        1,250        1,228
                                                --------
LODGING (0.3%)
  Kerzner International Ltd.,
    8.875%, 08/15/11, Callable
    08/15/06 @ 104.44                   500          549
                                                --------
MEDIA (2.5%)
  Advertising Directory
    Solutions, 9.250%, 11/15/12,
    Callable 11/15/05 @ 103.00        2,000        2,090
  Kabel Deutschland GMBH,
    10.625%, 07/01/14, Callable
    07/01/09 @ 105.31                 3,000        3,450
                                                --------
                                                   5,540
                                                --------
TELECOMMUNICATIONS (1.4%)
  Inmarsat Finance PLC, 10.375%,
    11/15/12, Callable 11/15/08 @
    105.19                            2,425        1,672

--------------------------------------------------------
                                   Shares or
                                   Principal
                                    Amount       Value
--------------------------------------------------------
TELECOMMUNICATIONS--CONTINUED
  Intelsat Ltd., 6.500%, 11/01/13   $   125     $    107
  National Cable PLC, 6.070%,
    10/15/12, Callable 04/15/05 @
    103.00                            1,000        1,030
  Rogers Wireless, Inc., 7.250%,
    12/15/12 (d)                        195          203
                                                --------
                                                   3,012
                                                --------
TRANSPORTATION (1.0%)
  Ultrapetrol Ltd., 9.000%,
    11/24/14, Callable 11/24/09 @
    104.50                            2,250        2,250
                                                --------
Total Yankee Dollar (Cost
  $16,228)                                        17,012
                                                --------
SHORT-TERM INVESTMENTS (9.8%)
  Boston Global Investment Trust
    - Enhanced Portfolio (f)       8,185,613       8,186
                                                --------
  Brown Brothers Harriman & Co.,
    Cayman Islands Cash Sweep,
    1.240%                         13,181,310     13,181
                                                --------
Total Short-Term Investments
  (Cost $21,367)                                  21,367
                                                --------
Total Investments (Cost $228,227)
  (a)  -- 108.1%                                 234,709
Liabilities in excess of other
  assets -- (8.1)%                               (17,620)
                                                --------
Net Assets -- 100.0%                            $217,089
                                                ========

     See notes to schedules of portfolio investments and notes to financial statements.
 34

                                                                     (Unaudited)

U.S. GOVERNMENT SECURITIES FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
ASSET BACKED SECURITIES (0.9%)
CREDIT CARD ABS (0.3%)
  MBNA Credit Card Master Note
    Trust Series 2003-A7,
    Class A7, 2.650%, 11/15/10  $     1,000    $    963
                                               --------
HOME EQUITY ABS (0.6%)
  Citifinancial Mortgage
    Securities, Inc., 3.221%,
    10/25/33 (c)                      2,000       1,991
                                               --------
Total Asset Backed Securities
  (Cost $2,971)                                   2,954
                                               --------
U.S. GOVERNMENT AGENCIES (70.6%)
FANNIE MAE (53.1%)
  6.000%, 11/01/07                       60          62
  3.875%, 11/17/08                   10,000       9,913
  6.500%, 03/01/12                      224         238
  4.717%, 08/25/12                    5,000       4,994
  6.500%, 12/01/12                      131         138
  6.500%, 06/01/13                      155         164
  6.500%, 06/01/13                       40          43
  6.500%, 09/01/13                       17          18
  4.000%, 11/01/13                    8,446       8,359
  4.000%, 12/01/13                    5,193       5,143
  6.000%, 07/01/16                    1,311       1,374
  6.000%, 07/01/16                    2,748       2,880
  6.500%, 09/01/16                      837         886
  5.500%, 04/01/17                    3,166       3,269
  5.500%, 09/01/17                    3,041       3,141
  6.000%, 09/01/17                      443         464
  5.500%, 04/01/18                    1,381       1,426
  6.290%, 08/01/18                    1,241       1,304
  4.500%, 10/01/18                      904         900
  5.500%, 11/01/18                    9,022       9,315
  6.000%, 12/01/18                      290         301
  8.750%, 12/25/20                        8           8
  6.500%, 03/01/29                      517         544
  6.500%, 04/01/31                      391         410
  6.500%, 06/01/31                    1,161       1,219
  6.500%, 12/01/31                      725         761
  7.000%, 12/01/31                      238         253
  7.000%, 12/01/31                      578         613
  6.500%, 01/01/32                      935         982
  6.500%, 05/01/32                      304         320
  7.000%, 06/01/32                    2,877       3,052
  6.500%, 07/01/32                      497         522
  5.327%, 03/01/33 (c)                9,862      10,021
  6.000%, 03/01/33                    2,939       3,035
  5.212%, 04/01/33 (c)                3,253       3,293
  5.500%, 04/01/33                    6,105       6,181

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
FANNIE MAE--CONTINUED
  4.126%, 08/01/33 (c)          $    12,270    $ 12,258
  5.000%, 09/01/33                    1,788       1,769
  6.000%, 10/01/33                    3,825       3,953
  3.996%, 11/01/33 (c)                4,342       4,346
  6.000%, 11/01/33                      175         181
  6.000%, 01/01/34                    7,909       8,174
  6.000%, 02/01/34                    3,923       4,053
  6.000%, 02/01/34                    8,457       8,740
  6.000%, 04/01/34                   14,183      14,654
  4.596%, 05/01/34 (c)                8,016       8,111
  4.750%, 05/01/34 (c)                9,997       9,948
  4.034%, 06/01/34 (c)                4,347       4,331
  4.268%, 06/01/34 (c)                4,250       4,263
                                               --------
                                                170,327
                                               --------
FEDERAL HOME LOAN BANK (1.3%)
  5.890%, 06/30/08                    4,000       4,298
                                               --------
FREDDIE MAC (12.0%)
  4.500%, 06/01/13                   15,278      15,358
  4.875%, 11/15/13                    2,500       2,540
  7.000%, 06/01/17                      357         380
  5.500%, 02/01/24                   10,339      10,545
  5.000%, 05/01/33                    4,156       4,117
  5.000%, 10/01/33                    5,689       5,635
                                               --------
                                                 38,575
                                               --------
GINNIE MAE (4.2%)
  7.500%, 10/20/09                        5           5
  6.000%, 07/15/13                      230         243
  6.000%, 01/15/14                      167         176
  6.000%, 01/15/14                      288         303
  6.500%, 05/20/28                      205         216
  6.250%, 10/15/28                      366         384
  6.000%, 12/15/31                    3,043       3,152
  5.500%, 12/15/32                    2,921       2,978
  6.000%, 03/15/33                    1,440       1,491
  3.750%, 01/20/34                    4,727       4,690
                                               --------
                                                 13,638
                                               --------
Total U.S. Government Agencies (Cost
  $226,855)                                     226,838
                                               --------
U.S. TREASURY OBLIGATIONS (23.6%)
U.S. TREASURY BONDS (6.0%)
  5.375%, 02/15/31 (e)               18,200      19,156
                                               --------
U.S. TREASURY INFLATION PROTECTED BONDS (10.6%)
  1.875%, 07/15/13                   23,000      24,294
  3.875%, 04/15/29                    6,400       9,767
                                               --------
                                                 34,061
                                               --------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

U.S. GOVERNMENT SECURITIES FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
U.S. TREASURY NOTES (7.0%)
  2.000%, 05/15/06              $     3,000    $  2,965
  6.000%, 08/15/09                    3,400       3,741
  4.000%, 11/15/12                    7,000       6,916
  4.250%, 11/15/13                    9,000       8,959
                                               --------
                                                 22,581
                                               --------
Total U.S. Treasury
  Obligations (Cost $75,437)                     75,798
                                               --------
SHORT-TERM INVESTMENTS (5.5%)
  Boston Global Investment
    Trust -Enhanced Portfolio
    (f)                          17,540,000      17,540
                                               --------
Total Short-Term Investments
  (Cost $17,540)                                 17,540
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                  Amount        Value
-------------------------------------------------------
REPURCHASE AGREEMENTS (4.8%)
  Merrill Lynch, 1.995%, dated
    11/30/04, to be
    repurchased on 12/31/04,
    repurchase price
    $15,429,617
    (collateralized by U.S.
    Government obligations;
    total market value
    $15,740,878)                $    15,430    $ 15,430
                                               --------
Total Repurchase Agreements
  (Cost $15,430)                                 15,430
                                               --------
Total Investments (Cost
  $338,233) (a)  -- 105.4%                      338,560
Liabilities in excess of other
  assets -- (5.4)%                              (17,201)
                                               --------
Net Assets -- 100.0%                           $321,359
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.
 36

                                                                     (Unaudited)

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
MUNICIPAL BONDS (97.6%)
VIRGINIA (97.6%)
  Albemarle County Industrial
    Development Authority,
    Residential Care
    Facilities, RB, Ser A,
    5.000%, 01/01/07, Callable
    01/01/05 @ 101               $    1,500    $  1,516
  Arlington County Industrial
    Development Authority,
    Hospital Facilities, RB,
    5.500%, 07/01/06                  2,000       2,094
  Arlington County Industrial
    Development Authority,
    Hospital Facilities, RB,
    5.500%, 07/01/11                  2,000       2,214
  Arlington County Industrial
    Development Authority,
    Hospital Facilities, RB,
    5.500%, 07/01/17, Callable
    07/01/11 @ 101                    2,225       2,383
  Arlington County Industrial
    Development Authority,
    Resource Recovery, RB, Ser
    A, 5.250%, 01/01/05               4,000       4,010
  Arlington County Industrial
    Development Authority,
    Resource Recovery, RB, Ser
    B, 5.375%, 01/01/11,
    Callable 07/01/08 @ 101,
    AMT                               2,785       2,991
  Bristol, Utility System, GO,
    5.500%, 11/01/16, FSA,
    Callable 11/01/12 @ 102           1,190       1,358
  Bristol, Utility System, RB,
    5.750%, 07/15/14, Callable
    07/15/11 @ 102                    1,055       1,229
  Chesapeake Public Improvement
    Project, GO, 5.500%,
    12/01/10                          2,500       2,819
  Chesapeake Water & Sewer
    Project, GO, 5.000%,
    12/01/19, Callable 12/01/14
    @ 101                             2,465       2,649
  Chesapeake Water & Sewer
    Project, GO, 5.000%,
    12/01/20, Callable 12/01/14
    @ 101                             3,640       3,890
  Chesapeake, GO, 5.400%,
    12/01/08                          2,500       2,757

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
VIRGINIA--CONTINUED
  Commonwealth Transportation
    Board, RB, Ser A, 5.375%,
    05/15/13, Callable 05/01/11
    @ 100                        $    2,045    $  2,266
  Dinwiddie County Development
    Authority RB, Ser B,
    5.000%, 02/15/24, Callable
    02/15/14 @ 100, MBIA              1,750       1,814
  Education Loan Authority,
    Guaranteed Student Loan
    Program, RB, Ser B, 5.550%,
    09/01/10, AMT                     1,800       1,868
  Fairfax County, Ser A, GO,
    5.000%, 04/01/16, Callable
    04/01/14 @ 100                    2,000       2,174
  Fairfax County Economic
    Development Authority, RB,
    1.680%, 10/01/25, Callable
    01/03/05 @ 100 (c)                2,000       2,000
  Fairfax County Economic
    Development Authority,
    Transportation Contract,
    RB, 5.000%, 04/01/22, MBIA,
    Callable 04/01/14 @ 100           1,625       1,703
  Fairfax County Water
    Authority, RB, 5.500%,
    04/01/14, Callable 04/01/12
    @ 100                             2,000       2,244
  Fairfax County Water
    Authority, RB, 6.000%,
    04/01/22, Callable 04/01/07
    @ 102                             5,560       6,085
  Front Royal & Warren County
    Development Authority, Ser
    B, RB, 5.000%, 04/01/23,
    Callable 04/01/14 @ 100           2,485       2,579
  Greater Richmond Convention
    Center Authority, Hotel
    Tax, RB, 5.250%, 06/15/05           460         468
  Greater Richmond Convention
    Center Authority, Hotel
    Tax, RB, 6.000%, 06/15/11,
    Callable 06/15/10 @ 101           1,170       1,324
  Greater Richmond Convention
    Center Authority, Hotel
    Tax, RB, 6.000%, 06/15/13,
    Callable 06/15/10 @ 101           3,185       3,552

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
VIRGINIA--CONTINUED
  Halifax County Industrial
    Development Authority, RB,
    3.000%, 09/01/06             $    1,125    $  1,132
  Hampton, GO, Ser A, 5.500%,
    07/15/18, Callable 07/15/12
    @ 101                             1,275       1,405
  Hanover County Industrial
    Development Authority,
    Regional Medical Care
    Project, RB, 6.375%,
    08/15/18, MBIA                    5,100       6,099
  Harrisonburg Industrial
    Development Authority, RB,
    5.750%, 12/01/13, Callable
    10/25/04 @ 101, MBIA              3,000       3,009
  Henrico County Economic
    Development Authority,
    Residential Care Facilities
    RB, Ser A, 3.750%, 06/01/06         255         255
  Henrico County Economic
    Development Authority,
    Residential Care Facilities
    RB, Ser A, 4.250%, 06/01/07         525         531
  Henrico County Economic
    Development Authority,
    Residential Care Facilities
    RB, Ser A, 5.000%, 06/01/10       1,000       1,022
  Henrico County Economic
    Development Authority,
    Residential Care Facilities
    RB, Ser A, 6.500%,
    06/01/22, Callable 06/01/12
    @ 100                             1,000       1,049
  Henrico County Industrial
    Development Authority Lease
    Revenue, 5.150%, 06/01/07,
    Callable 06/01/06 @ 102           2,500       2,650
  Henrico County Industrial
    Development Authority, RB,
    5.300%, 12/01/11, Mandatory
    Put 12/01/05                      1,000         998
  Henrico County, GO, 5.000%,
    01/15/08                          2,220       2,389
  Henry County Public Service
    Authority, Water and Sewer,
    RB, 5.000%, 11/15/08, FSA         1,990       2,160

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
VIRGINIA--CONTINUED
  James City County Industrial
    Development Authority,
    Residential Care Facility,
    RB, Ser B, 5.375%,
    03/01/26, Callable 09/01/05
    @ 100                        $    1,900    $  1,911
  King George County Industrial
    Development Authority,
    Birchwood Power Partners,
    Ser B, RB, 1.780%,
    12/01/24 (c)                      1,000       1,000
  Loudoun County GO, Series A,
    5.000%, 11/01/06                  2,000       2,102
  Loudoun County Industrial
    Development Authority,
    Hospital, RB, 6.000%,
    06/01/22, Callable 06/01/12
    @ 101                             1,000       1,090
  Loudoun County Industrial
    Development Authority,
    Residential Care
    Facilities, RB, Ser A,
    6.000%, 08/01/24, Callable
    08/01/14 @ 100                    1,000       1,027
  Loudoun County Industrial
    Development Authority,
    Residential Care
    Facilities, RB, Ser B,
    5.000%, 08/01/28, Callable
    08/01/07 @ 101                    1,075       1,083
  Lynchburg Industrial
    Development Authority,
    Residential Care
    Facilities, RB, Ser A,
    4.750%, 01/01/06, Callable
    01/01/05 @ 101                    1,850       1,861
  Lynchburg, GO, 3.000%,
    06/01/06, Callable 06/01/05
    @ 100                             2,100       2,103
  Lynchburg, GO, Ser B, 5.000%,
    02/01/10                          1,940       2,118
  Metropolitan Washington DC
    Airports Authority, Ser B,
    5.250%, 10/01/19, Callable
    10/01/13 @ 100                    1,685       1,809
  Montgomery County Industrial
    Development Authority, RB,
    5.500%, 01/15/18, Callable
    01/15/12 @ 101, AMBAC             1,865       2,060

                                                                     (Unaudited)

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
VIRGINIA--CONTINUED
  Newport News Industrial
    Development Authority, RB,
    5.500%, 09/01/09             $    2,500    $  2,781
  Newport News, GO, 5.250%,
    07/01/15                          3,000       3,368
  Newport News, GO, 5.000%,
    05/01/19, Callable 05/01/14
    @ 101                             2,000       2,143
  Norfolk Industrial
    Development Authority, RB,
    6.900%, 06/01/06, AMBAC           1,000       1,065
  Norfolk Virginia Parking
    System RB, Ser B, 5.000%,
    02/01/14, AMBAC                   2,135       2,340
  Peninsula Ports Authority,
    Residential Care Facility,
    RB, Ser A, 7.375%,
    12/01/23, Callable 12/01/13
    @ 100                             1,500       1,603
  Richmond Virginia, GO,
    5.500%, 01/15/18, FSA
    Callable 01/15/11 @ 101           2,755       3,043
  Richmond, GO, 5.250%,
    01/15/09                          1,470       1,612
  Richmond, GO, 5.500%,
    01/15/12, Callable 01/15/11
    @ 101, FSA                        2,500       2,801
  Richmond, GO, 5.000%,
    07/15/23, Callable 07/15/14
    @ 100, FSA                        1,500       1,568
  Roanoke County Industrial
    Development Authority,
    Healthcare Facilities, RB,
    Ser A, 4.400%, 07/01/08,
    Callable 07/01/06 @ 101           1,000       1,001
  Roanoke Industrial
    Development Authority, RB,
    Ser A, 5.250%, 07/01/11           1,500       1,657
  Roanoke Industrial
    Development Authority, RB,
    Ser A, 5.750%, 07/01/13,
    Callable 07/01/12 @ 100           2,000       2,253
  Roanoke Industrial
    Development Authority, RB,
    Ser A, 5.750%, 07/01/14,
    Callable 07/01/12 @ 100           2,000       2,239
  Roanoke Industrial
    Development Authority, RB,
    Ser A, 5.500%, 07/01/18,
    Callable 07/01/12 @ 100           2,000       2,166

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
VIRGINIA--CONTINUED
  Roanoke Industrial
    Development Authority, RB,
    Ser C, 1.660%, 07/01/27 (c)  $    3,000    $  3,000
  Roanoke Public Improvement,
    GO, Ser B, 5.000%,
    02/01/24, Callable 02/01/15
    @ 101                             2,500       2,611
  Southwest Regional Jail
    Authority, RB, 3.000%,
    09/01/06, Callable 09/01/05
    @ 100                             1,750       1,760
  Spotsylvania County Water &
    Sewer RB, 5.000%, 06/01/26        2,635       2,707
  Stafford County Water &
    Sewer, RB, 5.000%,
    06/01/12, FSA                     2,275       2,505
  Upper Occoquan Sewage
    Authority, Regional Sewage,
    RB, 5.000%, 07/01/18,
    Callable 01/01/14 @ 100,
    FSA                               2,265       2,420
  Virginia Beach Development
    Authority, RB, Ser A,
    5.375%, 08/01/16, Callable
    08/01/12 @ 100                    1,650       1,816
  Virginia College Building
    Authority, Educational
    Facilities, RB, 5.375%,
    01/01/21, Callable 01/01/16
    @ 100                             2,990       3,375
  Virginia College Building
    Authority, Educational
    Facilities, RB, Ser A,
    5.000%, 02/01/15, Callable
    02/01/14 @ 100                    4,510       4,907
  Virginia Housing Development
    Authority, Commonwealth
    Mortgage, RB, Ser A,
    2.000%, 07/01/06, AMT               750         747
  Virginia Housing Development
    Authority, Commonwealth
    Mortgage, RB, Ser J,
    4.875%, 07/01/13, Callable
    07/01/11 @ 100, MBIA              2,500       2,603
  Virginia Housing Development
    Authority, Commonwealth
    Mortgage, RB, Series I,
    3.750%, 07/01/05, AMT             1,000       1,007

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
VIRGINIA--CONTINUED
  Virginia Housing Development
    Authority, Multifamily, RB,
    Ser E, 5.350%, 11/01/11,
    Callable 01/01/08 @ 102 AMT  $    1,250    $  1,330
  Virginia Housing Development
    Authority, Multifamily, RB,
    Ser H, 5.625%, 11/01/18,
    Callable 11/01/09 @ 100           3,500       3,667
  Virginia Housing Development
    Authority, Multifamily, RB,
    Ser I, 4.875%, 11/01/12,
    Callable 01/01/09 @ 101 AMT       1,950       2,023
  Virginia Polytechnic
    Institute & State
    University, RB, Ser A,
    5.350%, 06/01/09                  2,000       2,131
  Virginia Polytechnic
    Institute & State
    University, RB, Ser D,
    5.125%, 06/01/21, AMBAC,
    Callable 06/01/14 @ 101           1,095       1,179
  Virginia Public School
    Authority, RB, Ser B,
    5.000%, 08/01/13, Callable
    08/01/10 @ 101                    2,910       3,147

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
VIRGINIA--CONTINUED
  Virginia Public School
    Authority, RB, Ser D,
    5.000%, 02/01/11             $    2,000    $  2,194
  Virginia Resources Authority,
    Infrastructure, RB, 5.000%,
    11/01/22, Callable 11/01/13
    @ 100                             1,670       1,747
  Virginia Transportation Board
    Contract, RB, Ser B,
    6.750%, 05/15/06                  3,605       3,833
  York County, GO, 5.000%,
    07/15/09                          1,545       1,683
                                               --------
Total Municipal Bonds (Cost
  $178,660)                                     182,882
                                               --------
MONEY MARKET FUNDS (1.2%)
  Federated Virginia Municipal
    Cash Trust                    2,218,530       2,219
                                               --------
Total Money Market Funds (Cost
  $2,219)                                         2,219
                                               --------
Total Investments (Cost
  $180,879) (a) -- 98.8%                        185,101
Other assets in excess of
  liabilities -- 1.2%                             2,231
                                               --------
Net Assets -- 100.0%                           $187,332
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.
 40

                                                                     (Unaudited)

VIRGINIA MUNICIPAL BOND FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
MUNICIPAL BONDS (96.1%)
DISTRICT OF COLUMBIA (1.9%)
  Metropolitan Washington
    Airports Authority Airport
    System, RB, Series A, AMT,
    5.500%, 10/01/27, Callable
    10/01/11 @ 101               $    1,000    $  1,029
                                               --------
VIRGINIA (94.2%)
  Amherst County Service
    Authority, RB, 6.000%,
    12/15/30, Callable 12/15/10
    @ 102                             1,750       1,817
  Amherst County Service
    Authority, RB, 6.000%,
    12/15/20, Callable 12/15/10
    @ 102                               500         525
  Blacksburg Polytechnic
    Institute Sanitation
    Authority, RB, 4.150%,
    11/01/06                            500         514
  Bristol Virginia Utility
    System, RB, 5.250%,
    07/15/23, MBIA, Callable
    07/15/13 @ 100                    1,000       1,066
  Brunswick County Industrial
    Development Authority
    Correctional Facility
    Lease, RB, 5.700%,
    07/01/10, MBIA, Prerefunded
    07/01/06 @ 102 (g)                1,000       1,073
  Chesterfield County
    Industrial Development
    Authority, Virginia State
    University Real Estate, Ser
    A, RB, LOC: Bank of
    America, 1.690%, 07/01/29           500         500
  Chesterfield County Virginia,
    GO, 5.000%, 01/15/12,
    Prerefunded 01/15/11 @ 100
    (g)                               1,105       1,214
  Fairfax County, Ser A, GO,
    5.000%, 04/01/16, Callable
    04/01/14 @ 100                    1,000       1,087
  Fairfax County Economic
    Development Authority,
    Transportation Contract,
    RB, 5.000%, 04/01/22, MBIA,
    Callable 04/01/14 @ 100           1,000       1,048

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
VIRGINIA--CONTINUED
  Fairfax County, Virginia
    Sewer, RB, 5.800%,
    07/15/22, MBIA, Callable
    07/15/06 @ 102               $    1,000    $  1,076
  Fredericksburg Industrial
    Development Authority
    Hospital Facilities, RB,
    5.000%, 08/15/09                  1,000       1,073
  Greater Richmond Convention
    Center Authority Hotel Tax,
    RB, 5.500%, 06/15/08                550         597
  Greater Richmond Convention
    Center Authority Hotel Tax,
    RB, 5.900%, 06/15/16,
    Callable 06/15/10 @ 101             950       1,052
  Greater Richmond Convention
    Center Authority Hotel Tax,
    RB, 6.125%, 06/15/25,
    Callable 06/15/10 @ 101           1,200       1,344
  Hampton Virginia Golf Course,
    RB, 6.000%, 12/01/12              1,076       1,133
  Hanover County Industrial
    Development Authority,
    Regional Medical Care
    Project, RB, 6.375%,
    08/15/18, MBIA                    1,000       1,195
  Henrico County, Economic
    Development Authority, RB,
    Series A, 5.850%, 07/20/19,
    GNMA, Callable 07/20/09 @
    102                                 400         432
  Henrico County, Economic
    Development Authority, RB,
    Series A, 5.900%, 07/20/29,
    GNMA, Callable 07/20/09 @
    102                                 500         536
  Henry County Public Service
    Authority Water and Sewer,
    RB, 5.250%, 11/15/13, FSA         1,500       1,672
  Loudoun County Industrial
    Development Authority
    Lease, RB, 5.000%,
    03/01/19, Callable 03/01/13
    @ 100                             1,000       1,056

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FIXED INCOME FUNDS November 30, 2004 (Amounts in thousands, except shares)

VIRGINIA MUNICIPAL BOND FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
VIRGINIA--CONTINUED
  Loudoun County Industrial
    Development Authority
    Public Safety Facilities
    Lease, RB, Series A,
    5.250%, 12/15/17, Callable
    06/15/14 @ 100               $    1,110    $  1,210
  Loudoun County Industrial
    Development Authority,
    Residential Care
    Facilities, RB, Ser A,
    6.000%, 08/01/24, Callable
    08/01/14 @ 100                      750         770
  Loudoun County Virginia,
    Series A, GO, 5.250%,
    05/01/18, Callable 05/01/12
    @ 100                             1,535       1,671
  Lynchburg Industrial
    Development Authority
    Healthcare Facilities, RB,
    5.250%, 01/01/11, Callable
    01/01/08 @ 101                    1,000       1,064
  Newport News Redevelopment
    and Housing Authority, RB,
    5.850%, 12/20/30, GNMA,
    Callable 08/20/07 @ 102             500         517
  Newport News Virginia, Series
    C, GO, 5.000%, 05/01/20,
    Callable 05/01/14 @ 101           1,000       1,066
  Peninsula Ports Authority,
    Residential Care Facility,
    RB, Ser A, 7.375%,
    12/01/23, Callable 12/01/13
    @ 100                               525         561
  Pittsylvania County Virginia,
    Series B, GO, 5.625%,
    03/01/15, MBIA, Callable
    03/01/11 @ 102                    1,000       1,132
  Richmond Industrial
    Development Authority
    Student Housing, RB,
    5.450%, 01/01/21, Callable
    01/01/11 @ 102                    1,000       1,059
  Richmond Virginia Public
    Utility, RB, 5.000%,
    01/15/23, Callable 01/15/15
    @ 100                             1,000       1,045

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
VIRGINIA--CONTINUED
  Richmond Virginia, GO,
    5.500%, 01/15/11, FSA        $    1,000    $  1,127
  Richmond Virginia, GO,
    5.500%, 01/15/15, Callable
    01/15/11 @ 101                    1,290       1,433
  Richmond Virginia, GO,
    5.500%, 01/15/18, FSA
    Callable 01/15/11 @ 101           1,000       1,105
  Riverside Regional Jail
    Authority Jail Facility,
    RB, 5.875%, 07/01/14, MBIA,
    Prerefunded 07/01/05 @ 102
    (g)                                 910         948
  Roanoke Industrial
    Development Authority
    Hospital, RB, Series A,
    5.500%, 07/01/16, Callable
    07/01/12 @ 100                    1,000       1,088
  Roanoke Industrial
    Development Authority
    Hospital, RB, Series A,
    5.500%, 07/01/21, Callable
    07/01/12 @ 100                    1,000       1,074
  Roanoke Industrial
    Development Authority, RB,
    Ser C, 1.660%, 07/01/27 (c)       1,000       1,000
  Southwest Regional Jail
    Authority, RB, 5.125%,
    09/01/14, LOC: MBIA,
    Callable 09/01/13 @ 100           1,095       1,197
  Spotsylvania County Water &
    Sewer, RB, 5.000%, 06/01/26       1,000       1,027
  Virginia Beach Development
    Authority Hospital
    Facility, RB, 6.000%,
    02/15/09, AMBAC                     500         559
  Virginia Commonwealth
    Transportation Board, RB,
    5.500%, 10/01/05                  1,000       1,028
  Virginia Commonwealth
    Transportation Board
    Transportation, RB, Series
    A, 5.375%, 05/15/12,
    Callable 05/15/11 @ 100           1,500       1,667
  Virginia Housing Development
    Authority, 5.375%, 04/01/06         715         737

                                                                     (Unaudited)

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
VIRGINIA--CONTINUED
  Virginia Polytechnic
    Institute & State
    University, RB, Ser D,
    5.125%, 06/01/21, AMBAC,
    Callable 06/01/14 @ 101      $    1,000    $  1,076
  Virginia Public Building
    Authority Public
    Facilities, RB, Series A,
    5.750%, 08/01/16, Callable
    08/01/10 @ 100                    1,000       1,119
  Virginia Public School
    Authority, RB, 5.250%,
    04/01/05                          1,000       1,011
  Virginia Public School
    Authority, RB, Series A,
    5.000%, 08/01/24, Callable
    08/01/14 @ 100                    1,365       1,419

-------------------------------------------------------
                                 Shares or
                                 Principal
                                   Amount       Value
-------------------------------------------------------
VIRGINIA--CONTINUED
  Virginia Resources Authority,
    Infrastructure, RB, Series
    A, 5.800%, 05/01/30,
    Callable 05/01/11 @ 101      $    1,500    $  1,658
  Virginia Resources Authority,
    Infrastructure, RB, 5.000%,
    11/01/22, Callable 11/01/13
    @ 100                             1,250       1,308
                                               --------
                                                 51,686
                                               --------
Total Municipal Bonds (Cost
  $50,922)                                       52,715
                                               --------
MONEY MARKET FUNDS (2.8%)
  Federated Virginia Municipal
    Cash Trust                    1,559,816       1,560
                                               --------
Total Money Market Funds (Cost
  $1,560)                                         1,560
                                               --------
Total Investments (Cost
  $52,482) (a) -- 98.9%                          54,275
Other assets in excess of
  liabilities -- 1.1%                               609
                                               --------
Net Assets -- 100.0%                           $ 54,884
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.

                         STI CLASSIC FIXED INCOME FUNDS
                  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

(a) See notes to financial statements for unrealized appreciation/(depreciation) of securities on a tax basis.
(b)  Rate represents the effective yield at purchase.
(c) Variable rate security. Rate presented represents rate in effect at November 30, 2004. Maturity date represents actual maturity date.
(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The
     Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(e) This security or a partial position of the security was on loan at November 30, 2004. The total value of securities on loan at November 30, 2004 in thousands was $3,230, $27,922, $15,186, $8,014, and $17,183 for
     High Income, Investment Grade Bond, Short-Term Bond,
     Strategic Income, and U.S. Government Securities, respectively.
(f) This security was purchased with cash collateral held from securities lending.
(g)  Prerefunded security; date represents prerefunded date.
(h)  Step Bond.

The following abbreviations are used in these Schedules of Portfolio
Investments:

AMBAC  Security insured by the American Municipal Bond
       Assurance Corporation
AMT    Alternative Minimum Tax Paper
COP    Certificate of Participation
ETM    Escrowed to Maturity
FGIC   Security insured by the Financial Guaranty
       Insurance Company.
FHA    Federal Housing Administration
FNMA   Federal National Mortgage Association
FSA    Security insured by Financial Security Assurance.
GNMA   Government National Mortgage Association
GO     General Obligation
HUD    Department of Housing and Urban Development
LLC    Limited Liability Company
LP     Limited Partnership
MBIA   Security insured by the Municipal Bond Insurance
       Association.
RB     Revenue Bond
REIT   Real Estate Investment Trust
Ser    Series


                      (This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES (000)
STI CLASSIC FIXED INCOME FUNDS  November 30, 2004

                                                                                                                    Investment
                                                               Florida       Georgia        High      Investment      Grade
                                                              Tax-Exempt    Tax-Exempt     Income       Grade       Tax-Exempt
                                                              Bond Fund     Bond Fund       Fund      Bond Fund     Bond Fund
                                                              ----------    ----------    --------    ----------    ----------
Assets:
  Investments, at Value.....................................   $174,877      $105,502     $115,959     $643,414      $269,187
  Repurchase Agreements, at Cost............................         --            --        3,002       35,990         5,554
                                                               --------      --------     --------     --------      --------
  Total Investments*........................................    174,877       105,502      118,961      679,404       274,741
                                                               --------      --------     --------     --------      --------
  Foreign Currency, at Value (Cost $6)......................         --            --           --           --            --
  Interest and Dividends Receivable.........................      2,287         1,592        2,197        5,417         3,683
  Receivable for Capital Shares Sold........................         --            --           --           22            --
  Receivable for Investment Securities Sold.................      1,101            --        4,240       77,702            --
  Receivable for Forward Foreign Currency Contracts.........         --            --           --           --            --
  Reclaims Receivable.......................................         --            --           --           --            --
  Prepaid Expenses and Other Assets.........................          7             4            6           23             9
                                                               --------      --------     --------     --------      --------
Total Assets................................................    178,272       107,098      125,404      762,568       278,433
                                                               --------      --------     --------     --------      --------
Liabilities:
  Payable for Fund Overdraft................................         --            --           --           --            --
  Income Distributions Payable..............................        418           265          606        1,545           512
  Payable for Investment Securities Purchased...............         --         1,049        3,355      137,432        14,395
  Payable for Capital Shares Redeemed.......................         29            --          380           85            42
  Payable upon Return of Securities Loaned..................         --            --        3,299       28,503            --
  Investment Advisory Fees Payable..........................         90            54           63          356           155
  Administration Fees Payable...............................          4             2            3           13             6
  Distribution and Service Fees Payable.....................         11             7           38           25            20
  Custodian Fees Payable....................................          1             1            2           11             2
  Accrued Expenses..........................................          9             5            2           20            19
                                                               --------      --------     --------     --------      --------
  Total Liabilities.........................................        562         1,383        7,748      167,990        15,151
                                                               --------      --------     --------     --------      --------
  Total Net Assets..........................................   $177,710      $105,715     $117,656     $594,578      $263,282
                                                               ========      ========     ========     ========      ========
Net Assets:
  Capital...................................................   $172,440      $100,615     $108,894     $605,225      $254,982
  Accumulated Net Investment Income (Loss)..................        (11)         (735)          31          809          (161)
  Accumulated Net Realized Gains (Losses) on Investment
    Transactions and Foreign Currency Transactions..........      1,953         2,521        4,739      (16,935)        4,215
  Net Unrealized Appreciation on Foreign Currency
    Transactions............................................         --            --           --           --            --
  Net Unrealized Appreciation (Depreciation) on
    Investments.............................................      3,328         3,314        3,992        5,479         4,246
                                                               --------      --------     --------     --------      --------
  Total Net Assets..........................................   $177,710      $105,715     $117,656     $594,578      $263,282
                                                               ========      ========     ========     ========      ========
NET ASSETS:
  T Shares..................................................   $154,921      $ 91,719     $ 53,061     $548,846      $227,928
  A Shares..................................................   $  7,175      $  2,807     $    661     $ 25,328      $ 17,860
  L Shares..................................................   $ 15,614      $ 11,189     $ 63,934     $ 20,404      $ 17,494
SHARES OUTSTANDING:
  T Shares..................................................     13,963         8,775        6,862       52,048        19,505
  A Shares..................................................        646           268           85        2,402         1,527
  L Shares..................................................      1,404         1,070        8,267        1,934         1,498
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
  T Shares..................................................   $  11.10      $  10.45     $   7.73     $  10.55      $  11.69
  A Shares..................................................   $  11.10      $  10.47     $   7.74     $  10.54      $  11.70
  L Shares**................................................   $  11.12      $  10.46     $   7.73     $  10.55      $  11.68
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge)
  of net asset value adjusted to the nearest cent):
  T Shares..................................................   $  11.10      $  10.45     $   7.73     $  10.55      $  11.69
  A Shares..................................................   $  11.53      $  10.88     $   8.04     $  10.95      $  12.16
  L Shares..................................................   $  11.12      $  10.46     $   7.73     $  10.55      $  11.68
Maximum Sales Charge -- A Shares............................       3.75%         3.75%        3.75%        3.75%         3.75%

Amounts designated as "--" are $0 or have been rounded to $0.

*  Total Investments (Cost $171,549; $102,188; $114,969; $673,925; $270,495;
   $500,576; $44,916; $300,187; $147,041; $228,227; $338,233; $180,879 and
   $52,482, respectively)

** Redemption price per share varies by length of time shares are held.

                                                                     (Unaudited)

  Limited-
Term Federal                             Short-Term                                     Virginia
  Mortgage     Maryland                 U.S. Treasury   Strategic        U.S.         Intermediate   Virginia
 Securities    Municipal   Short-Term    Securities      Income       Government       Municipal     Municipal
    Fund       Bond Fund   Bond Fund        Fund          Fund      Securities Fund    Bond Fund     Bond Fund
------------   ---------   ----------   -------------   ---------   ---------------   ------------   ---------
  $475,368      $46,328     $299,202      $146,700      $234,709       $323,130         $185,101      $54,275
    24,627           --           --            --            --         15,430               --           --
  --------      -------     --------      --------      --------       --------         --------      -------
   499,995       46,328      299,202       146,700       234,709        338,560          185,101       54,275
  --------      -------     --------      --------      --------       --------         --------      -------
        --           --           --            --             6             --               --           --
     2,281          725        2,821           690         3,229          1,666            2,846          807
         1           --           --             2            --              5               --           --
        --           --           --        39,854        50,206         16,341               --           --
        --           --           --            --             3             --               --           --
        --           --           --            --            12             --               --           --
        19            4           12             6             8             12                7            2
  --------      -------     --------      --------      --------       --------         --------      -------
   502,296       47,057      302,035       187,252       288,173        356,584          187,954       55,084
  --------      -------     --------      --------      --------       --------         --------      -------
        --           --          151            --            --             --               --           --
     1,514          121          599           170           796          1,009              507          156
        34          511           --        53,749        61,761         16,221               --           --
       113           40           20            46            88            227                3           --
        --           --       15,566            --         8,186         17,540               --           --
       246           22          143            65           133            187              101           29
        11            1            7             3             5              7                4            1
        26           13           11            18            56             13                1            6
         9           --            5             1            41              6                1           --
        42           --           12             6            18             15                5            8
  --------      -------     --------      --------      --------       --------         --------      -------
     1,995          708       16,514        54,058        71,084         35,225              622          200
  --------      -------     --------      --------      --------       --------         --------      -------
  $500,301      $46,349     $285,521      $133,194      $217,089       $321,359         $187,332      $54,884
  ========      =======     ========      ========      ========       ========         ========      =======
  $507,664      $44,577     $295,971      $133,117      $203,910       $323,787         $181,338      $52,251
     1,498          (40)         116            (1)         (666)           388               (6)          --
    (8,280)         400       (9,581)          419         7,271         (3,143)           1,778          840
        --           --           --            --            92             --               --           --
      (581)       1,412         (985)         (341)        6,482            327            4,222        1,793
  --------      -------     --------      --------      --------       --------         --------      -------
  $500,301      $46,349     $285,521      $133,194      $217,089       $321,359         $187,332      $54,884
  ========      =======     ========      ========      ========       ========         ========      =======
  $449,916      $30,619     $260,729      $ 82,737      $121,274       $303,248         $177,882      $47,200
  $  5,484          N/A     $  5,854      $  6,910      $  4,467       $  3,487         $  9,450      $   111
  $ 44,901      $15,730     $ 18,938      $ 43,547      $ 91,348       $ 14,624              N/A      $ 7,573
    44,004        2,938       26,579         8,220        11,611         28,950           17,323        4,478
       537          N/A          595           687           427            333              920           11
     4,390        1,506        1,926         4,335         8,741          1,396              N/A          715
  $  10.22      $ 10.42     $   9.81      $  10.07      $  10.45       $  10.48         $  10.27      $ 10.54
  $  10.21          N/A     $   9.84      $  10.06      $  10.46       $  10.47         $  10.27      $ 10.53
  $  10.23      $ 10.44     $   9.83      $  10.05      $  10.45       $  10.47              N/A      $ 10.59
  $  10.22      $ 10.42     $   9.81      $  10.07      $  10.45       $  10.48         $  10.27      $ 10.54
  $  10.61          N/A     $  10.22      $  10.45      $  10.87       $  10.88         $  10.67      $ 10.94
  $  10.23      $ 10.44     $   9.83      $  10.05      $  10.45       $  10.47              N/A      $ 10.59
      3.75%        3.75%        3.75%         3.75%         3.75%          3.75%            3.75%        3.75%

                       See notes to financial statements.

STATEMENTS OF OPERATIONS (000)
STI CLASSIC FIXED INCOME FUNDS  For the Six Month Period Ended November 30, 2004

                                                                                                                   Investment
                                                               Florida       Georgia       High      Investment      Grade
                                                              Tax-Exempt    Tax-Exempt    Income       Grade       Tax-Exempt
                                                              Bond Fund     Bond Fund      Fund      Bond Fund     Bond Fund
                                                              ----------    ----------    -------    ----------    ----------
Investment Income:
  Dividend Income...........................................    $   68        $   12      $     6     $    49        $   95
  Interest Income...........................................     3,139         1,412        5,345      12,835         3,950
  Security Lending Income...................................        --            --           28         177            --
  Less: Foreign Taxes Withheld..............................        --            --           --          --            --
                                                                ------        ------      -------     -------        ------
  Total Investment Income...................................     3,207         1,424        5,379      13,061         4,045
                                                                ------        ------      -------     -------        ------
Expenses:
  Investment Advisory Fees..................................       600           364          508       2,269           964
  Administration Fees.......................................        37            22           26         123            51
  Distribution Fees -- A Shares.............................         6             2            2          65            40
  Distribution and Service Fees -- L Shares.................        86            60          347         111           100
  Custodian Fees............................................         2             1            3          12             3
  Professional Fees.........................................         3             2            2          10             5
  Insurance Fees............................................         2             1            1           6             2
  Registration Fees.........................................         3             2            2          10             4
  Transfer Agent Fees.......................................        12            10           20          31            16
  Printing Fees.............................................         3             2            2          10             4
  Trustee Fees..............................................         1             1            1           3             1
  Other Expenses............................................         4             1            2           4             2
                                                                ------        ------      -------     -------        ------
  Total Expenses............................................       759           468          916       2,654         1,192
  Less: Investment Advisory Fees Waived.....................       (38)          (23)         (95)        (62)          (40)
  Less: Distribution Fees Waived or Fees Reimbursed -- A
    Shares..................................................        (2)           (2)          (2)         (7)           (4)
  Less: Distribution and Service Fees Waived -- L Shares....       (25)          (17)        (121)        (16)          (11)
  Expense Offset -- Insurance Premiums......................        (1)           (1)          --          (4)           (1)
                                                                ------        ------      -------     -------        ------
  Net Expenses..............................................       693           425          698       2,565         1,136
                                                                ------        ------      -------     -------        ------
  Net Investment Income (Loss)..............................     2,514           999        4,681      10,496         2,909
                                                                ------        ------      -------     -------        ------
Net Realized and Unrealized Gain (Loss) on Investments and
  Foreign Currency Transactions:
  Net Realized Gain (Loss) on Investments Sold..............      (134)           76        3,717        (471)        2,917
  Net Realized Gain (Loss) on Forward and Foreign Currency
    Transactions............................................        --            --           --          --            --
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign
    Currency and Translation of Other Assets and
    Liabilities in Foreign Currency.........................        --            --           --          --            --
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments.............................................     2,990         2,998        2,075      13,590         2,609
                                                                ------        ------      -------     -------        ------
  Total Net Realized and Unrealized Gain (Loss) on
    Investments and Foreign Currency Transactions...........     2,856         3,074        5,792      13,119         5,524
                                                                ------        ------      -------     -------        ------
Net Increase (Decrease) in Net Assets from Operations.......    $5,370        $4,073      $10,473     $23,615        $8,435
                                                                ======        ======      =======     =======        ======

Amounts designated as "--" are $0 or have been rounded to $0.

                                                                     (Unaudited)

 Limited-Term                               Short-Term                      U.S.        Virginia
    Federal       Maryland                 U.S. Treasury                 Government   Intermediate   Virginia
   Mortgage       Municipal   Short-Term    Securities      Strategic    Securities    Municipal     Municipal
Securities Fund   Bond Fund   Bond Fund        Fund        Income Fund      Fund       Bond Fund     Bond Fund
---------------   ---------   ----------   -------------   -----------   ----------   ------------   ---------
    $    --        $    3      $    18        $   21         $     4       $  120        $    8       $    6
     12,105           948        4,673         1,635           6,778        7,404         3,737        1,163
          7            --           57            --              21           12            --           --
         --            --           --            --             (11)          --            --           --
    -------        ------      -------        ------         -------       ------        ------       ------
     12,112           951        4,748         1,656           6,792        7,536         3,745        1,169
    -------        ------      -------        ------         -------       ------        ------       ------
      1,654           152          981           496             903        1,199           622          177
        102             9           60            31              43           64            38           11
          9                          7            10               8           15             8           --
        273            85          104           258             501           83                         43
         10            --            6             2              53            6             2            1
          9             1            5             3               4            6             3            1
          5            --            3             2               2            3             2            1
          8             1            5             3               4            5             3            1
         30             6           18            19              23           19             9            8
          8             1            5             2               3            5             3            1
          2            --            1             1               1            1             1           --
          5            --            3             2               1            6             3            1
    -------        ------      -------        ------         -------       ------        ------       ------
      2,115           255        1,198           829           1,546        1,412           694          245
       (127)          (19)         (74)          (46)           (106)         (50)           --           --
         (3)                        (3)           (4)             (3)          (4)           (6)          (2)
       (108)           (3)         (48)         (149)           (241)          (9)                        (3)
         (3)           --           (2)           (1)             (1)          (2)           (1)          (1)
    -------        ------      -------        ------         -------       ------        ------       ------
      1,874           233        1,071           629           1,195        1,347           687          239
    -------        ------      -------        ------         -------       ------        ------       ------
     10,238           718        3,677         1,027           5,597        6,189         3,058          930
    -------        ------      -------        ------         -------       ------        ------       ------
     (3,117)          164          209          (673)          8,052         (263)          968           75
         --            --           --            --            (460)          --            --           --
         --            --           --            --              92           --            --           --
      4,032           544       (1,274)          114           5,332        3,823         1,273          795
    -------        ------      -------        ------         -------       ------        ------       ------
        915           708       (1,065)         (559)         13,016        3,560         2,241          870
    -------        ------      -------        ------         -------       ------        ------       ------
    $11,153        $1,426      $ 2,612        $  468         $18,613       $9,749        $5,299       $1,800
    =======        ======      =======        ======         =======       ======        ======       ======

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)
STI CLASSIC FIXED INCOME FUNDS For the Six Month Period Ended November 30, 2004 (Unaudited) and the Year Ended May 31, 2004

                                                         Florida Tax-Exempt        Georgia Tax-Exempt
                                                             Bond Fund                 Bond Fund              High Income Fund
                                                       ----------------------    ----------------------    ----------------------
                                                       06/01/04-    06/01/03-    06/01/04-    06/01/03-    06/01/04-    06/01/03-
                                                       11/30/04     05/31/04     11/30/04     05/31/04     11/30/04     05/31/04
                                                       ---------    ---------    ---------    ---------    ---------    ---------
Operations:
  Net Investment Income (Loss).......................  $  2,514     $  5,453     $    999     $  3,771     $  4,681     $  14,340
  Net Realized Gain (Loss) on Investments Sold.......      (134)       3,674           76        3,872        3,717         3,353
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments....................     2,990      (13,497)       2,998      (10,196)       2,075           931
                                                       --------     --------     --------     --------     --------     ---------
  Increase (Decrease) in Net Assets from
    Operations.......................................     5,370       (4,370)       4,073       (2,553)      10,473        18,624
                                                       --------     --------     --------     --------     --------     ---------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares.........................................    (2,260)      (4,630)      (1,549)      (3,265)      (2,169)       (7,786)
    A Shares.........................................       (91)        (170)         (41)         (91)         (52)          (64)
    L Shares.........................................      (178)        (662)        (146)        (416)      (2,428)       (6,492)
  Realized Capital Gains:
    T Shares.........................................        --       (3,033)          --         (694)          --            --
    A Shares.........................................        --         (106)          --          (19)          --            --
    L Shares.........................................        --         (513)          --         (114)          --            --
                                                       --------     --------     --------     --------     --------     ---------
    Total Dividends and Distributions................    (2,529)      (9,114)      (1,736)      (4,599)      (4,649)      (14,342)
                                                       --------     --------     --------     --------     --------     ---------
Capital Transactions:
  Proceeds from Shares Issued........................    14,637       92,618        7,639       23,089       16,520        92,533
  Reinvestment of Cash Distributions.................       452        3,163          390        1,199        3,165         7,429
  Cost of Shares Redeemed............................   (31,143)     (87,229)     (18,850)     (21,024)     (56,368)     (120,999)
                                                       --------     --------     --------     --------     --------     ---------
  Increase (Decrease) in Net Assets from Capital
    Transactions.....................................   (16,054)       8,552      (10,821)       3,264      (36,683)      (21,037)
                                                       --------     --------     --------     --------     --------     ---------
  Total Increase (Decrease) in Net Assets............   (13,213)      (4,932)      (8,484)      (3,888)     (30,859)      (16,755)
                                                       --------     --------     --------     --------     --------     ---------
Net Assets:
  Beginning of Period................................   190,923      195,855      114,199      118,087      148,515       165,270
                                                       --------     --------     --------     --------     --------     ---------
  End of Period......................................  $177,710     $190,923     $105,715     $114,199     $117,656     $ 148,515
                                                       ========     ========     ========     ========     ========     =========
Undistributed Net Investment Income (Loss), End of
  Period.............................................  $    (11)    $      4     $   (735)    $      2     $     31     $      (1)
                                                       ========     ========     ========     ========     ========     =========

Amounts designated as "--" are either $0 or have been rounded to $0.

                          Investment Grade          Limited-Term
  Investment Grade           Tax-Exempt           Federal Mortgage       Maryland Municipal
      Bond Fund               Bond Fund            Securities Fund            Bond Fund
---------------------   ---------------------   ---------------------   ---------------------
06/01/04-   06/01/03-   06/01/04-   06/01/03-   06/01/04-   06/01/03-   06/01/04-   06/01/03-
11/30/04    05/31/04    11/30/04    05/31/04    11/30/04    05/31/04    11/30/04    05/31/04
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
$  10,496   $  24,241   $  2,909    $  5,375    $ 10,238    $  12,288    $   718    $  1,619
     (471)     16,393      2,917       1,822      (3,117)        (562)       164         500
   13,590     (60,476)     2,609      (8,837)      4,032      (17,136)       544      (3,073)
---------   ---------   --------    --------    --------    ---------    -------    --------
   23,615     (19,842)     8,435      (1,640)     11,153       (5,410)     1,426        (954)
---------   ---------   --------    --------    --------    ---------    -------    --------
   (9,016)    (24,510)    (2,734)     (4,556)     (7,835)     (12,201)      (526)       (996)
     (421)     (1,058)      (192)       (394)       (134)        (300)
     (256)       (857)      (153)       (418)       (779)      (2,707)      (215)       (620)
       --          --         --      (4,156)         --           --         --        (546)
       --          --         --        (418)         --           --
       --          --         --        (595)         --           --         --        (459)
---------   ---------   --------    --------    --------    ---------    -------    --------
   (9,693)    (26,425)    (3,079)    (10,537)     (8,748)     (15,208)      (741)     (2,621)
---------   ---------   --------    --------    --------    ---------    -------    --------
   52,288     148,992     42,096      91,481      63,711      302,136      5,722      12,131
    4,729      12,509        754       3,852       3,322        6,589        310       1,421
 (110,296)   (375,325)   (32,245)    (75,760)    (84,078)    (273,763)    (9,000)    (21,402)
---------   ---------   --------    --------    --------    ---------    -------    --------
  (53,279)   (213,824)    10,605      19,573     (17,045)      34,962     (2,968)     (7,850)
---------   ---------   --------    --------    --------    ---------    -------    --------
  (39,357)   (260,091)    15,961       7,396     (14,640)      14,344     (2,283)    (11,425)
---------   ---------   --------    --------    --------    ---------    -------    --------
  633,935     894,026    247,321     239,925     514,941      500,597     48,632      60,057
---------   ---------   --------    --------    --------    ---------    -------    --------
$ 594,578   $ 633,935   $263,282    $247,321    $500,301    $ 514,941    $46,349    $ 48,632
=========   =========   ========    ========    ========    =========    =======    ========
$     809   $       6   $   (161)   $      9    $  1,498    $       8    $   (40)   $    (17)
=========   =========   ========    ========    ========    =========    =======    ========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)
STI CLASSIC FIXED INCOME FUNDS For the Six Month Period Ended November 30, 2004 (Unaudited) and the Year Ended May 31, 2004

                                                                                        Short-Term U.S. Treasury
                                                               Short-Term Bond Fund         Securities Fund
                                                              ----------------------    ------------------------
                                                              06/01/04-    06/01/03-    06/01/04-     06/01/03-
                                                              11/30/04     05/31/04      11/30/04      05/31/04
                                                              ---------    ---------    ----------    ----------
Operations:
  Net Investment Income (Loss)..............................  $  3,677     $   7,861     $  1,027     $   2,576
  Net Realized Gain (Loss) on Investments Sold..............       209         1,780         (673)        1,438
  Net Realized Gain (Loss) on Forward Foreign Currencies and
    Foreign Currency Transactions...........................        --            --           --            --
  Net Change in Unrealized Appreciation (Depreciation) on
    Forward Foreign Currency Contracts, Foreign Currencies
    and Translation of Other Assets and Liabilities in
    Foreign Currency........................................        --            --           --            --
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments.............................................    (1,274)       (8,220)         114        (4,029)
                                                              --------     ---------     --------     ---------
  Increase (Decrease) in Net Assets from Operations.........     2,612         1,421          468           (15)
                                                              --------     ---------     --------     ---------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    T Shares................................................    (3,314)       (7,288)        (676)       (1,437)
    A Shares................................................       (69)         (147)         (77)         (199)
    L Shares................................................      (188)         (569)        (275)         (940)
  Realized Capital Gains:
    T Shares................................................        --            --           --        (1,216)
    A Shares................................................        --            --           --          (199)
    L Shares................................................        --            --           --        (1,134)
                                                              --------     ---------     --------     ---------
    Total Dividends and Distributions.......................    (3,571)       (8,004)      (1,028)       (5,125)
                                                              --------     ---------     --------     ---------
Capital Transactions:
  Proceeds from Shares Issued...............................    29,314       126,451       16,914        44,621
  Reinvestment of Cash Distributions........................     1,239         2,869          429         2,837
  Cost of Shares Redeemed...................................   (55,669)     (152,142)     (51,015)     (139,824)
                                                              --------     ---------     --------     ---------
  Increase (Decrease) in Net Assets from Capital
    Transactions............................................   (25,116)      (22,822)     (33,672)      (92,366)
                                                              --------     ---------     --------     ---------
  Total Increase (Decrease) in Net Assets...................   (26,075)      (29,405)     (34,232)      (97,506)
                                                              --------     ---------     --------     ---------
Net Assets:
  Beginning of Period.......................................   311,596       341,001      167,426       264,932
                                                              --------     ---------     --------     ---------
  End of Period.............................................  $285,521     $ 311,596     $133,194     $ 167,426
                                                              ========     =========     ========     =========
Undistributed Net Investment Income (Loss), End of Period...  $    116     $      10     $     (1)    $      --
                                                              ========     =========     ========     =========

Amounts designated as "--" are either $0 or have been rounded to $0.

                           U.S. Government      Virginia Intermediate    Virginia Municipal
Strategic Income Fund      Securities Fund       Municipal Bond Fund          Bond Fund
---------------------   ---------------------   ---------------------   ---------------------
06/01/04-   06/01/03-   06/01/04-   06/01/03-   06/01/04-   06/01/03-   06/01/04-   06/01/03-
11/30/04    05/31/04    11/30/04    05/31/04    11/30/04    05/31/04    11/30/04    05/31/04
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
$  5,597    $  11,471   $  6,189    $   8,954   $  3,058    $  6,533     $   930    $  1,946
   8,052          872       (263)      (1,679)       968       1,253          75       1,373
    (460)       2,117         --           --         --          --          --          --
      92           42         --           --         --          --          --          --
   5,332       (6,647)     3,823      (13,732)     1,273      (9,858)        795      (4,048)
--------    ---------   --------    ---------   --------    --------     -------    --------
  18,613        7,855      9,749       (6,457)     5,299      (2,072)      1,800        (729)
--------    ---------   --------    ---------   --------    --------     -------    --------
  (2,786)      (3,651)    (5,453)      (9,197)    (2,918)     (6,203)       (819)     (1,596)
    (106)         (81)      (126)        (243)      (165)       (324)         (2)         --
  (2,343)      (7,336)      (223)        (696)                              (110)       (353)
      --         (423)        --         (922)        --      (1,617)         --        (996)
      --          (19)        --          (24)        --         (78)         --          --
      --         (792)        --          (92)                                --        (278)
--------    ---------   --------    ---------   --------    --------     -------    --------
  (5,235)     (12,302)    (5,802)     (11,174)    (3,083)     (8,222)       (931)     (3,223)
--------    ---------   --------    ---------   --------    --------     -------    --------
  29,578      141,727     40,660      153,868      9,368      24,871       6,547      11,096
   2,279        6,473      1,670        4,286        174       1,593         109         935
 (48,113)    (115,657)   (51,392)    (121,390)   (16,550)    (40,962)     (5,984)    (19,794)
--------    ---------   --------    ---------   --------    --------     -------    --------
 (16,256)      32,543     (9,062)      36,764     (7,008)    (14,498)        672      (7,763)
--------    ---------   --------    ---------   --------    --------     -------    --------
  (2,878)      28,096     (5,115)      19,133     (4,792)    (24,792)      1,541     (11,715)
--------    ---------   --------    ---------   --------    --------     -------    --------
 219,967      191,871    326,474      307,341    192,124     216,916      53,343      65,058
--------    ---------   --------    ---------   --------    --------     -------    --------
$217,089    $ 219,967   $321,359    $ 326,474   $187,332    $192,124     $54,884    $ 53,343
========    =========   ========    =========   ========    ========     =======    ========
$   (666)   $  (1,028)  $    388    $       1   $     (6)   $     19     $    --    $      1
========    =========   ========    =========   ========    ========     =======    ========

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FIXED INCOME FUNDS For the Six Month Period Ended November 30, 2004 (Unaudited) and the Periods Ended May 31,
For a Share Outstanding Throughout Each Year or Period

                                     Net Asset                            Net Realized
                                       Value,              Net           and Unrealized                      Dividends from
                                    Beginning of       Investment        Gains (Losses)      Total From      Net Investment
                                       Period         Income (Loss)      on Investments      Operations          Income
                                    ------------      -------------      --------------      ----------      --------------
FLORIDA TAX-EXEMPT BOND FUND
T Shares
                      2004*            $10.93             $0.16              $ 0.17            $ 0.33            $(0.16)
                      2004              11.69              0.32(a)            (0.56)(a)         (0.24)            (0.32)
                      2003              10.95              0.40                0.79              1.19             (0.40)
                      2002              10.79              0.40                0.22              0.62             (0.40)
                      2001              10.06              0.44                0.73              1.17             (0.44)
                      2000              10.59              0.44               (0.49)            (0.05)            (0.44)
A Shares
                      2004*            $10.93             $0.15              $ 0.17            $ 0.32            $(0.15)
                      2004              11.69              0.30(a)            (0.56)(a)         (0.26)            (0.30)
                      2003              10.95              0.38                0.79              1.17             (0.38)
                      2002              10.79              0.38                0.22              0.60             (0.38)
                      2001              10.07              0.42                0.72              1.14             (0.42)
                      2000              10.60              0.42               (0.49)            (0.07)            (0.42)
L Shares
                      2004*            $10.96             $0.12              $ 0.16            $ 0.28            $(0.12)
                      2004              11.71              0.24(a)            (0.55)(a)         (0.31)            (0.24)
                      2003              10.97              0.32                0.79              1.11             (0.32)
                      2002              10.81              0.32                0.22              0.54             (0.32)
                      2001              10.09              0.37                0.72              1.09             (0.37)
                      2000              10.62              0.36               (0.49)            (0.13)            (0.36)
GEORGIA TAX-EXEMPT BOND FUND
T Shares
                      2004*            $10.24             $0.10              $ 0.28            $ 0.38            $(0.17)
                      2004              10.89              0.34(a)            (0.58)(a)         (0.24)            (0.34)
                      2003              10.29              0.38                0.60              0.98             (0.38)
                      2002              10.10              0.39                0.19              0.58             (0.39)
                      2001               9.50              0.40                0.60              1.00             (0.40)
                      2000              10.03              0.40               (0.49)            (0.09)            (0.40)
A Shares
                      2004*            $10.25             $0.09              $ 0.29            $ 0.38            $(0.16)
                      2004              10.90              0.32(a)            (0.58)(a)         (0.26)            (0.32)
                      2003              10.31              0.35                0.59              0.94             (0.35)
                      2002              10.12              0.37                0.19              0.56             (0.37)
                      2001               9.51              0.38                0.61              0.99             (0.38)
                      2000              10.05              0.38               (0.50)            (0.12)            (0.38)
L Shares
                      2004*            $10.25             $0.06              $ 0.28            $ 0.34            $(0.13)
                      2004              10.90              0.27(a)            (0.58)(a)         (0.31)            (0.27)
                      2003              10.30              0.30                0.60              0.90             (0.30)
                      2002              10.11              0.32                0.19              0.51             (0.32)
                      2001               9.51              0.33                0.60              0.93             (0.33)
                      2000              10.04              0.33               (0.49)            (0.16)            (0.33)
HIGH INCOME FUND (b)
T Shares
                      2004*            $ 7.38             $0.29              $ 0.35            $ 0.64            $(0.29)
                      2004               7.16              0.62(a)             0.22(a)           0.84             (0.62)
                      2003               7.25              0.61               (0.09)             0.52             (0.61)
                      2002 (c)           7.37              0.39               (0.12)             0.27             (0.39)
A Shares
                      2004*            $ 7.38             $0.28              $ 0.36            $ 0.64            $(0.28)
                      2004 (d)           7.39              0.35(a)            (0.01)(a)          0.34             (0.35)
L Shares
                      2004*            $ 7.38             $0.26              $ 0.35            $ 0.61            $(0.26)
                      2004               7.16              0.57(a)             0.22(a)           0.79             (0.57)
                      2003               7.25              0.57               (0.09)             0.48             (0.57)
                      2002               7.69              0.55               (0.44)             0.11             (0.55)
                      2001               7.88              0.55               (0.19)             0.36             (0.55)
                      2000 (e)           7.98              0.09               (0.10)            (0.01)            (0.09)
For the years ended March 31:
                      2000               9.77              0.87               (1.85)            (0.98)            (0.81)


                       Distributions          Total
                       from Realized      Dividends and
                       Capital Gains      Distributions
                       -------------      -------------
FLORIDA TAX-EXEMPT BOND FUND
T Shares
                          $   --             $(0.16)
                           (0.20)             (0.52)
                           (0.05)             (0.45)
                           (0.06)             (0.46)
                              --              (0.44)
                           (0.04)             (0.48)
A Shares
                          $   --             $(0.15)
                           (0.20)             (0.50)
                           (0.05)             (0.43)
                           (0.06)             (0.44)
                              --              (0.42)
                           (0.04)             (0.46)
L Shares
                          $   --             $(0.12)
                           (0.20)             (0.44)
                           (0.05)             (0.37)
                           (0.06)             (0.38)
                              --              (0.37)
                           (0.04)             (0.40)
GEORGIA TAX-EXEMPT BOND FUND
T Shares
                          $   --             $(0.17)
                           (0.07)             (0.41)
                              --              (0.38)
                              --              (0.39)
                              --              (0.40)
                           (0.04)             (0.44)
A Shares
                          $   --             $(0.16)
                           (0.07)             (0.39)
                              --              (0.35)
                              --              (0.37)
                              --              (0.38)
                           (0.04)             (0.42)
L Shares
                          $   --             $(0.13)
                           (0.07)             (0.34)
                              --              (0.30)
                              --              (0.32)
                              --              (0.33)
                           (0.04)             (0.37)
HIGH INCOME FUND (b)
T Shares
                          $   --             $(0.29)
                              --              (0.62)
                              --              (0.61)
                              --              (0.39)
A Shares
                          $   --             $(0.28)
                              --              (0.35)
L Shares
                          $   --             $(0.26)
                              --              (0.57)
                              --              (0.57)
                              --              (0.55)
                              --              (0.55)
                              --              (0.09)
For the years ended March 31:
                              --              (0.81)

                                                              Ratio of Net      Ratio of Expenses to
Net Assets             Net Assets,       Ratio of Net      Investment Income     Average Net Assets    Portfolio
Value, End    Total       End of         Expenses to       (Loss) to Average     (Excluding Waivers    Turnover
of Period    Return+   Period (000)   Average Net Assets       Net Assets       and Reimbursements)      Rate
----------   -------   ------------   ------------------   ------------------   --------------------   ---------
  $11.10       2.99%     $154,921            0.68%                2.80%                 0.72%              37%
   10.93      (2.07)      165,065            0.71                 2.82                  0.75               56
   11.69      11.13       147,423            0.71                 3.54                  0.75               62
   10.95       5.88       120,885            0.71                 3.65                  0.76               91
   10.79      11.84       107,867            0.71                 4.19                  0.76               59
   10.06      (0.48)       93,040            0.67                 4.25                  0.78               88
  $11.10       2.90%     $  7,175            0.86%                2.61%                 0.95%              37%
   10.93      (2.28)        5,906            0.92                 2.62                  1.13               56
   11.69      10.89         8,191            0.92                 3.29                  1.13               62
   10.95       5.66         2,935            0.92                 3.44                  1.37               91
   10.79      11.50         2,747            0.91                 4.00                  1.38               59
   10.07      (0.68)        2,875            0.87                 4.05                  1.36               88
  $11.12       2.51%     $ 15,614            1.42%                2.05%                 1.75%              37%
   10.96      (2.68)       19,952            1.42                 2.14                  1.81               56
   11.71      10.32        40,241            1.42                 2.81                  1.80               62
   10.97       5.15        21,897            1.42                 2.93                  1.84               91
   10.81      10.95        12,806            1.41                 3.49                  1.89               59
   10.09      (1.17)        9,791            1.37                 3.54                  1.89               88
  $10.45       3.68%     $ 91,719            0.68%                1.86%                 0.72%              33%
   10.24      (2.18)       98,113            0.71                 3.26                  0.76              100
   10.89       9.64        98,866            0.71                 3.55                  0.76               17
   10.29       5.81        91,356            0.71                 3.79                  0.76               23
   10.10      10.67        85,880            0.71                 4.03                  0.77               21
    9.50       0.90        81,160            0.67                 4.13                  0.77               19
  $10.47       3.68%     $  2,807            0.86%                1.62%                 1.04%              33%
   10.25      (2.39)        2,735            0.92                 3.06                  1.36              100
   10.90       9.29         2,630            0.92                 3.34                  1.41               17
   10.31       5.58         2,844            0.92                 3.58                  1.36               23
   10.12      10.56         2,901            0.91                 3.83                  1.42               21
    9.51      (1.26)        2,458            0.87                 3.93                  1.40               19
  $10.46       3.30%     $ 11,189            1.42%                1.15%                 1.75%              33%
   10.25      (2.87)       13,351            1.42                 2.55                  1.84              100
   10.90       8.86        16,591            1.42                 2.84                  1.84               17
   10.30       5.07        14,269            1.42                 3.08                  1.84               23
   10.11       9.92        14,079            1.41                 3.33                  1.89               21
    9.51      (1.59)        8,827            1.37                 3.43                  1.95               19
  $ 7.73       8.79%     $ 53,061            0.73%                7.79%                 0.87%             114%
    7.38      11.94        71,314            0.76                 8.27                  0.91               49
    7.16       8.19       100,852            0.78                 8.95                  0.93               20
    7.25       3.70        28,767            0.82                 8.27                  0.97               59
  $ 7.74       8.76%     $    661            1.03%                7.59%                 1.51%             114%
    7.38       4.61         1,508            1.10                 7.80                  1.88               49
  $ 7.73       8.42%     $ 63,934            1.40%                7.06%                 1.90%             114%
    7.38      11.23        75,693            1.40                 7.62                  1.98               49
    7.16       7.52        64,418            1.40                 8.43                  2.00               20
    7.25       1.46        46,864            1.40                 7.35                  2.02               59
    7.69       4.74        19,875            1.40                 6.88                  2.13               10
    7.88      (0.13)        3,075            1.40                 6.57                  2.83               --
    7.98     (10.84)        2,032            1.73                 8.94                  2.95               24

      See notes to financial highlights and notes to financial statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FIXED INCOME FUNDS For the Six Month Period Ended November 30, 2004 (Unaudited) and the Periods Ended May 31,
For a Share Outstanding Throughout Each Year or Period

                                     Net Asset                            Net Realized
                                       Value,              Net           and Unrealized                      Dividends from
                                    Beginning of       Investment        Gains (Losses)      Total From      Net Investment
                                       Period         Income (Loss)      on Investments      Operations          Income
                                    ------------      -------------      --------------      ----------      --------------
INVESTMENT GRADE BOND FUND
T Shares
                      2004*            $10.31             $0.18              $ 0.23            $ 0.41            $(0.17)
                      2004              10.94              0.35(a)            (0.60)(a)         (0.25)            (0.38)
                      2003              10.24              0.40                0.76              1.16             (0.46)
                      2002              10.23              0.51                0.01              0.52             (0.51)
                      2001               9.58              0.61                0.65              1.26             (0.61)
                      2000              10.36              0.61               (0.78)            (0.17)            (0.61)
A Shares
                      2004*            $10.31             $0.16              $ 0.22            $ 0.38            $(0.15)
                      2004              10.94              0.31(a)            (0.60)(a)         (0.29)            (0.34)
                      2003              10.24              0.38                0.74              1.12             (0.42)
                      2002              10.23              0.48                0.01              0.49             (0.48)
                      2001               9.58              0.57                0.65              1.22             (0.57)
                      2000              10.36              0.57               (0.78)            (0.21)            (0.57)
L Shares
                      2004*            $10.31             $0.13              $ 0.23            $ 0.36            $(0.12)
                      2004              10.95              0.25(a)            (0.60)(a)         (0.35)            (0.29)
                      2003              10.25              0.31                0.76              1.07             (0.37)
                      2002              10.24              0.42                0.01              0.43             (0.42)
                      2001               9.59              0.53                0.65              1.18             (0.53)
                      2000              10.37              0.52               (0.78)            (0.26)            (0.52)
INVESTMENT GRADE TAX-EXEMPT BOND FUND
T Shares
                      2004*            $11.44             $0.13              $ 0.26            $ 0.39            $(0.14)
                      2004              12.01              0.27(a)            (0.32)(a)         (0.05)            (0.27)
                      2003              11.57              0.30                0.90              1.20             (0.30)
                      2002              11.38              0.34                0.46              0.80             (0.34)
                      2001              10.67              0.44                0.71              1.15             (0.44)
                      2000              11.10              0.43               (0.29)             0.14             (0.43)
A Shares
                      2004*            $11.46             $0.11              $ 0.25            $ 0.36            $(0.12)
                      2004              12.03              0.23(a)            (0.33)(a)         (0.10)            (0.22)
                      2003              11.58              0.25                0.91              1.16             (0.25)
                      2002              11.39              0.29                0.46              0.75             (0.29)
                      2001              10.68              0.40                0.71              1.11             (0.40)
                      2000              11.12              0.39               (0.30)             0.09             (0.39)
L Shares
                      2004*            $11.44             $0.08              $ 0.25            $ 0.33            $(0.09)
                      2004              12.01              0.17(a)            (0.32)(a)         (0.15)            (0.17)
                      2003              11.57              0.20                0.90              1.10             (0.20)
                      2002              11.38              0.24                0.46              0.70             (0.24)
                      2001              10.67              0.34                0.71              1.05             (0.34)
                      2000              11.10              0.34               (0.29)             0.05             (0.34)
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
T Shares
                      2004*            $10.18             $0.21              $ 0.01            $ 0.22            $(0.18)
                      2004              10.59              0.24(a)            (0.36)(a)         (0.12)            (0.29)
                      2003              10.31              0.29(a)             0.42(a)           0.71             (0.42)
                      2002              10.01              0.43                0.32              0.75             (0.43)
                      2001               9.62              0.55                0.39              0.94             (0.55)
                      2000               9.94              0.55               (0.32)             0.23             (0.55)
A Shares
                      2004*            $10.16             $0.20              $ 0.02            $ 0.22            $(0.17)
                      2004              10.57              0.21(a)            (0.35)(a)         (0.14)            (0.27)
                      2003              10.29              0.24(a)             0.44(a)           0.68             (0.39)
                      2002              10.00              0.40                0.31              0.71             (0.40)
                      2001               9.60              0.53                0.40              0.93             (0.53)
                      2000               9.93              0.52               (0.33)             0.19             (0.52)
L Shares
                      2004*            $10.18             $0.18              $ 0.02            $ 0.20            $(0.15)
                      2004              10.59              0.17(a)            (0.35)(a)         (0.18)            (0.23)
                      2003              10.31              0.21(a)             0.43(a)           0.64             (0.35)
                      2002              10.02              0.37                0.31              0.68             (0.37)
                      2001               9.62              0.50                0.40              0.90             (0.50)
                      2000               9.94              0.49               (0.32)             0.17             (0.49)


                       Distributions          Total
                       from Realized      Dividends and
                       Capital Gains      Distributions
                       -------------      -------------
INVESTMENT GRADE BOND FUND
T Shares
                          $   --             $(0.17)
                              --              (0.38)
                              --              (0.46)
                              --              (0.51)
                              --              (0.61)
                              --              (0.61)
A Shares
                          $   --             $(0.15)
                              --              (0.34)
                              --              (0.42)
                              --              (0.48)
                              --              (0.57)
                              --              (0.57)
L Shares
                          $   --             $(0.12)
                              --              (0.29)
                              --              (0.37)
                              --              (0.42)
                              --              (0.53)
                              --              (0.52)
INVESTMENT GRADE TAX-EXEMPT BOND FUND
T Shares
                          $   --             $(0.14)
                           (0.25)             (0.52)
                           (0.46)             (0.76)
                           (0.27)             (0.61)
                              --              (0.44)
                           (0.14)             (0.57)
A Shares
                          $   --             $(0.12)
                           (0.25)             (0.47)
                           (0.46)             (0.71)
                           (0.27)             (0.56)
                              --              (0.40)
                           (0.14)             (0.53)
L Shares
                          $   --             $(0.09)
                           (0.25)             (0.42)
                           (0.46)             (0.66)
                           (0.27)             (0.51)
                              --              (0.34)
                           (0.14)             (0.48)
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
T Shares
                          $   --             $(0.18)
                              --              (0.29)
                           (0.01)             (0.43)
                           (0.02)             (0.45)
                              --              (0.55)
                              --              (0.55)
A Shares
                          $   --             $(0.17)
                              --              (0.27)
                           (0.01)             (0.40)
                           (0.02)             (0.42)
                              --              (0.53)
                              --              (0.52)
L Shares
                          $   --             $(0.15)
                              --              (0.23)
                           (0.01)             (0.36)
                           (0.02)             (0.39)
                              --              (0.50)
                              --              (0.49)

                                                              Ratio of Net      Ratio of Expenses to
Net Assets             Net Assets,       Ratio of Net      Investment Income     Average Net Assets    Portfolio
Value, End    Total       End of         Expenses to       (Loss) to Average     (Excluding Waivers    Turnover
of Period    Return+   Period (000)   Average Net Assets       Net Assets       and Reimbursements)      Rate
----------   -------   ------------   ------------------   ------------------   --------------------   ---------
  $10.55       3.98%     $548,846            0.78%                3.48%                 0.80%             151%
   10.31      (2.31)      578,345            0.82                 3.29                  0.84              119
   10.94      11.61       821,342            0.81                 3.92                  0.83              137
   10.24       5.18       886,471            0.81                 4.81                  0.83              123
   10.23      13.55       860,073            0.81                 6.17                  0.84              131
    9.58      (1.76)      998,596            0.77                 6.05                  0.84              202
  $10.54       3.67%     $ 25,328            1.22%                3.08%                 1.28%             151%
   10.31      (2.70)       31,263            1.22                 2.90                  1.38              119
   10.94      11.16        34,874            1.22                 3.45                  1.38              137
   10.24       4.81        20,825            1.22                 4.40                  1.40              123
   10.23      13.09        21,244            1.21                 5.77                  1.42              131
    9.58      (2.17)       22,553            1.17                 5.60                  1.37              202
  $10.55       3.50%     $ 20,404            1.71%                2.57%                 1.87%             151%
   10.31      (3.27)       24,327            1.71                 2.40                  2.00              119
   10.95      10.61        37,810            1.71                 3.01                  1.97              137
   10.25       4.27        36,200            1.71                 3.90                  1.96              123
   10.24      12.54        25,791            1.70                 5.24                  1.99              131
    9.59      (2.63)       20,056            1.66                 5.14                  1.99              202
  $11.69       3.45%     $227,928            0.77%                2.33%                 0.80%             114%
   11.44      (0.45)      205,266            0.81                 2.33                  0.84              242
   12.01      10.80       185,485            0.81                 2.57                  0.84              329
   11.57       7.15       149,200            0.81                 2.93                  0.84              311
   11.38      10.93       134,139            0.81                 3.93                  0.85              285
   10.67       1.41       117,384            0.77                 3.98                  0.83              226
  $11.70       3.14%     $ 17,860            1.22%                1.91%                 1.26%             114%
   11.46      (0.85)       19,086            1.22                 1.92                  1.36              242
   12.03      10.42        21,756            1.22                 2.16                  1.36              329
   11.58       6.71        20,436            1.22                 2.51                  1.36              311
   11.39      10.48        18,601            1.21                 3.54                  1.37              285
   10.68       0.90        19,443            1.17                 3.59                  1.33              226
  $11.68       2.89%     $ 17,494            1.70%                1.41%                 1.84%             114%
   11.44      (1.33)       22,969            1.70                 1.45                  1.92              242
   12.01       9.82        32,684            1.70                 1.68                  1.91              329
   11.57       6.21        24,587            1.70                 2.03                  1.92              311
   11.38       9.97        20,010            1.69                 3.04                  1.96              285
   10.67       0.52        14,678            1.65                 3.11                  1.95              226
  $10.22       2.17%     $449,916            0.68%                4.09%                 0.71%              27%
   10.18      (1.10)      435,446            0.70                 2.32                  0.75              146
   10.59       6.99       320,718            0.70                 2.79                  0.75              117
   10.31       7.53       164,624            0.70                 3.72                  0.75              410
   10.01      10.02       107,674            0.70                 5.62                  0.76              532
    9.62       2.33       125,355            0.67                 5.60                  0.79              384
  $10.21       2.15%     $  5,484            0.91%                3.91%                 1.03%              27%
   10.16      (1.36)        9,495            0.96                 2.06                  1.17              146
   10.57       6.72        13,668            0.96                 2.33                  1.20              117
   10.29       7.16         1,578            0.96                 3.50                  2.06              410
   10.00       9.84           849            0.95                 5.39                  2.28              532
    9.60       1.93         1,194            0.92                 5.31                  1.09              384
  $10.23       1.94%     $ 44,901            1.31%                3.46%                 1.76%              27%
   10.18      (1.71)       70,000            1.31                 1.68                  1.82              146
   10.59       6.33       166,211            1.31                 1.97                  1.80              117
   10.31       6.83        15,930            1.31                 2.88                  1.98              410
   10.02       9.50         3,452            1.30                 4.99                  2.60              532
    9.62       1.71         1,706            1.27                 4.97                  2.38              384

      See notes to financial highlights and notes to financial statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FIXED INCOME FUNDS For the Six Month Period Ended November 30, 2004 (Unaudited) and the Periods Ended May 31,
For a Share Outstanding Throughout Each Year or Period

                                     Net Asset                            Net Realized
                                       Value,              Net           and Unrealized                      Dividends from
                                    Beginning of       Investment        Gains (Losses)      Total From      Net Investment
                                       Period         Income (Loss)      on Investments      Operations          Income
                                    ------------      -------------      --------------      ----------      --------------
MARYLAND MUNICIPAL BOND FUND
T Shares
                      2004*            $10.27             $0.17              $ 0.16            $ 0.33            $(0.18)
                      2004              10.94              0.36(a).           (0.47)(a)         (0.11)            (0.36)
                      2003              10.32              0.37                0.63              1.00             (0.37)
                      2002              10.12              0.38                0.20              0.58             (0.38)
                      2001               9.46              0.42                0.66              1.08             (0.42)
                      2000              10.06              0.42               (0.60)            (0.18)            (0.42)
L Shares
                      2004*            $10.29             $0.12              $ 0.16            $ 0.28            $(0.13)
                      2004              10.96              0.26(a).           (0.47)(a)         (0.21)            (0.26)
                      2003              10.34              0.27                0.63              0.90             (0.27)
                      2002              10.14              0.29                0.20              0.49             (0.29)
                      2001               9.48              0.33                0.66              0.99             (0.33)
                      2000              10.08              0.33               (0.60)            (0.27)            (0.33)
SHORT-TERM BOND FUND
T Shares
                      2004*            $ 9.84             $0.12              $(0.03)           $ 0.09            $(0.12)
                      2004              10.04              0.24(a).           (0.19)(a)          0.05             (0.25)
                      2003              10.01              0.33                0.03              0.36             (0.33)
                      2002              10.04              0.46               (0.03)             0.43             (0.46)
                      2001               9.65              0.56                0.39              0.95             (0.56)
                      2000               9.91              0.53               (0.25)             0.28             (0.53)
A Shares
                      2004*            $ 9.87             $0.11              $(0.03)           $ 0.08            $(0.11)
                      2004              10.07              0.22(a).           (0.20)(a)          0.02             (0.22)
                      2003              10.04              0.31                0.03              0.34             (0.31)
                      2002              10.06              0.44               (0.02)             0.42             (0.44)
                      2001               9.67              0.54                0.39              0.93             (0.54)
                      2000               9.93              0.51               (0.25)             0.26             (0.51)
L Shares
                      2004*            $ 9.86             $0.09              $(0.03)           $ 0.06            $(0.09)
                      2004              10.06              0.19(a).           (0.20)(a)         (0.01)            (0.19)
                      2003              10.03              0.28                0.03              0.31             (0.28)
                      2002              10.06              0.40               (0.03)             0.37             (0.40)
                      2001               9.67              0.52                0.39              0.91             (0.52)
                      2000               9.93              0.48               (0.25)             0.23             (0.48)
SHORT-TERM U.S. TREASURY SECURITIES FUND
T Shares
                      2004*            $10.11             $0.08              $(0.04)           $ 0.04            $(0.08)
                      2004              10.36              0.14(a).           (0.13)(a)          0.01             (0.14)
                      2003              10.20              0.22                0.22              0.44             (0.22)
                      2002              10.13              0.37                0.10              0.47             (0.37)
                      2001               9.85              0.49                0.28              0.77             (0.49)
                      2000               9.95              0.46               (0.10)             0.36             (0.46)
A Shares
                      2004*            $10.10             $0.07              $(0.04)           $ 0.03            $(0.07)
                      2004              10.35              0.12(a).           (0.13)(a)         (0.01)            (0.12)
                      2003              10.19              0.20                0.22              0.42             (0.20)
                      2002              10.13              0.35                0.09              0.44             (0.35)
                      2001               9.85              0.48                0.28              0.76             (0.48)
                      2000               9.95              0.45               (0.10)             0.35             (0.45)
L Shares
                      2004*            $10.09             $0.05              $(0.04)           $ 0.01            $(0.05)
                      2004              10.34              0.10(a).           (0.13)(a)         (0.03)            (0.10)
                      2003              10.18              0.17                0.22              0.39             (0.17)
                      2002              10.11              0.33                0.10              0.43             (0.33)
                      2001               9.83              0.46                0.28              0.74             (0.46)
                      2000               9.93              0.42               (0.10)             0.32             (0.42)


                       Distributions          Total
                       from Realized      Dividends and
                       Capital Gains      Distributions
                       -------------      -------------
MARYLAND MUNICIPAL BOND FUND
T Shares
                          $   --             $(0.18)
                           (0.20)             (0.56)
                           (0.01)             (0.38)
                              --              (0.38)
                              --              (0.42)
                              --              (0.42)
L Shares
                          $   --             $(0.13)
                           (0.20)             (0.46)
                           (0.01)             (0.28)
                              --              (0.29)
                              --              (0.33)
                              --              (0.33)
SHORT-TERM BOND FUND
T Shares
                          $   --             $(0.12)
                              --              (0.25)
                              --              (0.33)
                              --              (0.46)
                              --              (0.56)
                           (0.01)             (0.54)
A Shares
                          $   --             $(0.11)
                              --              (0.22)
                              --              (0.31)
                              --              (0.44)
                              --              (0.54)
                           (0.01)             (0.52)
L Shares
                          $   --             $(0.09)
                              --              (0.19)
                              --              (0.28)
                              --              (0.40)
                              --              (0.52)
                           (0.01)             (0.49)
SHORT-TERM U.S. TREASURY SECURITIES FUND
T Shares
                          $   --             $(0.08)
                           (0.12)             (0.26)
                           (0.06)             (0.28)
                           (0.03)             (0.40)
                              --              (0.49)
                              --              (0.46)
A Shares
                          $   --             $(0.07)
                           (0.12)             (0.24)
                           (0.06)             (0.26)
                           (0.03)             (0.38)
                              --              (0.48)
                              --              (0.45)
L Shares
                          $   --             $(0.05)
                           (0.12)             (0.22)
                           (0.06)             (0.23)
                           (0.03)             (0.36)
                              --              (0.46)
                              --              (0.42)

                                                              Ratio of Net      Ratio of Expenses to
Net Assets             Net Assets,       Ratio of Net      Investment Income     Average Net Assets    Portfolio
Value, End    Total       End of         Expenses to       (Loss) to Average     (Excluding Waivers    Turnover
of Period    Return+   Period (000)   Average Net Assets       Net Assets       and Reimbursements)      Rate
----------   -------   ------------   ------------------   ------------------   --------------------   ---------
  $10.42       3.26%     $ 30,619            0.68%                3.43%                 0.73%              13%
   10.27      (1.06)       29,735            0.72                 3.39                  0.80               15
   10.94       9.85        30,501            0.70                 3.47                  0.78               31
   10.32       5.80        33,668            0.71                 3.69                  0.79               45
   10.12      11.59        26,526            0.72                 4.16                  0.82               42
    9.46      (1.78)       26,176            0.68                 4.24                  0.80               14
  $10.44       2.76%     $ 15,730            1.64%                2.45%                 1.74%              13%
   10.29      (1.97)       18,897            1.64                 2.46                  1.82               15
   10.96       8.81        29,556            1.64                 2.52                  1.81               31
   10.34       4.84        23,215            1.64                 2.75                  1.83               45
   10.14      10.59        12,090            1.63                 3.24                  1.97               42
    9.48      (2.66)        6,212            1.59                 3.34                  1.95               14
  $ 9.81       0.91%     $260,729            0.67%                2.48%                 0.71%              31%
    9.84       0.45       282,188            0.70                 2.42                  0.75               66
   10.04       3.70       302,708            0.70                 3.34                  0.75               89
   10.01       4.29       305,884            0.70                 4.48                  0.75              142
   10.04      10.13       215,458            0.70                 5.71                  0.76               87
    9.65       2.87       180,402            0.67                 5.40                  0.76               70
  $ 9.84       0.80%     $  5,854            0.90%                2.27%                 1.02%              31%
    9.87       0.24         5,880            0.91                 2.21                  1.21               66
   10.07       3.47         5,685            0.91                 3.09                  1.28               89
   10.04       4.19         5,767            0.91                 4.28                  1.26              142
   10.06       9.90         4,176            0.90                 5.47                  1.71               87
    9.67       2.67         1,446            0.87                 5.20                  1.75               70
  $ 9.83       0.61%     $ 18,938            1.26%                1.89%                 1.77%              31%
    9.86      (0.11)       23,528            1.26                 1.87                  1.87               66
   10.06       3.11        32,608            1.26                 2.74                  1.85               89
   10.03       3.75        26,392            1.26                 3.89                  1.87              142
   10.06       9.60        10,682            1.25                 5.09                  2.17               87
    9.67       2.31         2,065            1.22                 4.85                  2.41               70
  $10.07       0.36%     $ 82,737            0.67%                1.51%                 0.71%              54%
   10.11       0.11        92,371            0.70                 1.36                  0.76              131
   10.36       4.31       121,617            0.69                 2.07                  0.75              140
   10.20       4.69       107,169            0.70                 3.57                  0.76              117
   10.13       8.02        88,398            0.71                 4.95                  0.78               87
    9.85       3.75        72,570            0.67                 4.70                  0.79               50
  $10.06       0.28%     $  6,910            0.85%                1.34%                 0.96%              54%
   10.10      (0.06)       12,823            0.86                 1.20                  1.06              131
   10.35       4.13        15,558            0.86                 1.76                  1.07              140
   10.19       4.44         4,735            0.86                 3.36                  1.41              117
   10.13       7.87         2,179            0.85                 4.81                  1.56               87
    9.85       3.58         2,066            0.82                 4.50                  1.44               50
  $10.05       0.14%     $ 43,547            1.11%                1.06%                 1.75%              54%
   10.09      (0.30)       62,232            1.11                 0.97                  1.82              131
   10.34       3.88       127,757            1.11                 1.59                  1.79              140
   10.18       4.29        70,720            1.11                 3.09                  1.81              117
   10.11       7.67        27,861            1.10                 4.45                  1.96               87
    9.83       3.34         5,391            1.07                 4.26                  2.04               50

      See notes to financial highlights and notes to financial statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FIXED INCOME FUNDS For the Six Month Period Ended November 30, 2004 (Unaudited) and the Periods Ended May 31,
For a Share Outstanding Throughout Each Year or Period

                                     Net Asset                            Net Realized
                                       Value,              Net           and Unrealized                      Dividends from
                                    Beginning of       Investment        Gains (Losses)      Total From      Net Investment
                                       Period         Income (Loss)      on Investments      Operations          Income
                                    ------------      -------------      --------------      ----------      --------------
STRATEGIC INCOME FUND
T Shares
                      2004*            $ 9.81             $0.18              $ 0.72            $ 0.90            $(0.26)
                      2004               9.99              0.55(a)            (0.14)(a)          0.41             (0.53)
                      2003               9.80              0.61                0.20              0.81             (0.62)
                      2002 (f)          10.00              0.27               (0.20)             0.07             (0.27)
A Shares
                      2004*            $ 9.82             $0.17              $ 0.72            $ 0.89            $(0.25)
                      2004 (g)           9.93              0.33(a)            (0.07)(a)          0.26             (0.31)
L Shares
                      2004*            $ 9.81             $0.15              $ 0.72            $ 0.87            $(0.23)
                      2004               9.99              0.50(a)            (0.14)(a)          0.36             (0.48)
                      2003               9.80              0.57                0.19              0.76             (0.57)
                      2002 (f)          10.00              0.25               (0.20)             0.05             (0.25)
U.S. GOVERNMENT SECURITIES FUND
T Shares
                      2004*            $10.35             $0.20              $ 0.12            $ 0.32            $(0.19)
                      2004              10.93              0.31(a)            (0.50)(a)         (0.19)            (0.35)
                      2003              10.47              0.44                0.51              0.95             (0.46)
                      2002              10.38              0.54                0.26              0.80             (0.54)
                      2001               9.86              0.58                0.52              1.10             (0.58)
                      2000              10.28              0.58               (0.42)             0.16             (0.58)
A Shares
                      2004*            $10.35             $0.18              $ 0.11            $ 0.29            $(0.17)
                      2004              10.93              0.27(a)            (0.50)(a)         (0.23)            (0.31)
                      2003              10.47              0.40                0.51              0.91             (0.42)
                      2002              10.38              0.50                0.26              0.76             (0.50)
                      2001               9.86              0.54                0.52              1.06             (0.54)
                      2000              10.28              0.54               (0.42)             0.12             (0.54)
L Shares
                      2004*            $10.35             $0.15              $ 0.11            $ 0.26            $(0.14)
                      2004              10.93              0.22(a)            (0.50)(a)         (0.28)            (0.26)
                      2003              10.48              0.34                0.50              0.84             (0.36)
                      2002              10.38              0.45                0.27              0.72             (0.45)
                      2001               9.86              0.49                0.52              1.01             (0.49)
                      2000              10.28              0.49               (0.42)             0.07             (0.49)
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
T Shares
                      2004*            $10.15             $0.17              $ 0.12            $ 0.29            $(0.17)
                      2004              10.68              0.34(a)            (0.44)(a)         (0.10)            (0.34)
                      2003              10.29              0.36                0.49              0.85             (0.36)
                      2002              10.14              0.40                0.15              0.55             (0.40)
                      2001               9.58              0.42                0.56              0.98             (0.42)
                      2000              10.20              0.43               (0.57)            (0.14)            (0.43)
A Shares
                      2004*            $10.15             $0.16              $ 0.12            $ 0.28            $(0.16)
                      2004              10.68              0.33(a)            (0.44)(a)         (0.11)            (0.33)
                      2003              10.29              0.36                0.49              0.85             (0.36)
                      2002              10.14              0.39                0.16              0.55             (0.40)
                      2001               9.59              0.42                0.55              0.97             (0.42)
                      2000              10.20              0.42               (0.56)            (0.14)            (0.42)
VIRGINIA MUNICIPAL BOND FUND
T Shares
                      2004*            $10.37             $0.19              $ 0.17            $ 0.36            $(0.19)
                      2004              11.07              0.37(a)            (0.47)(a)         (0.10)            (0.37)
                      2003              10.48              0.39                0.62              1.01             (0.39)
                      2002              10.29              0.41                0.19              0.60             (0.41)
                      2001               9.64              0.45                0.65              1.10             (0.45)
                      2000              10.43              0.45               (0.78)            (0.33)            (0.45)
A Shares
                      2004 *           $10.37             $0.18              $ 0.16            $ 0.34            $(0.18)
                      2004 (h)          10.28              0.02(a)             0.09(a)           0.11             (0.02)
L Shares
                      2004*            $10.42             $0.14              $ 0.17            $ 0.31            $(0.14)
                      2004              11.13              0.27(a)            (0.48)(a)         (0.21)            (0.27)
                      2003              10.53              0.29                0.63              0.92             (0.29)
                      2002              10.34              0.31                0.19              0.50             (0.31)
                      2001               9.68              0.35                0.66              1.01             (0.35)
                      2000              10.48              0.36                0.79             (0.43)            (0.36)


                       Distributions          Total
                       from Realized      Dividends and
                       Capital Gains      Distributions
                       -------------      -------------
STRATEGIC INCOME FUND
T Shares
                          $   --             $(0.26)
                           (0.06)             (0.59)
                              --              (0.62)
                              --              (0.27)
A Shares
                          $   --             $(0.25)
                           (0.06)             (0.37)
L Shares
                          $   --             $(0.23)
                           (0.06)             (0.54)
                              --              (0.57)
                              --              (0.25)
U.S. GOVERNMENT SECURITIES FUND
T Shares
                          $   --             $(0.19)
                           (0.04)             (0.39)
                           (0.03)             (0.49)
                           (0.17)             (0.71)
                              --              (0.58)
                              --              (0.58)
A Shares
                          $   --             $(0.17)
                           (0.04)             (0.35)
                           (0.03)             (0.45)
                           (0.17)             (0.67)
                              --              (0.54)
                              --              (0.54)
L Shares
                          $   --             $(0.14)
                           (0.04)             (0.30)
                           (0.03)             (0.39)
                           (0.17)             (0.62)
                              --              (0.49)
                              --              (0.49)
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
T Shares
                          $   --             $(0.17)
                           (0.09)             (0.43)
                           (0.10)             (0.46)
                              --              (0.40)
                              --              (0.42)
                           (0.05)             (0.48)
A Shares
                          $   --             $(0.16)
                           (0.09)             (0.42)
                           (0.10)             (0.46)
                              --              (0.40)
                              --              (0.42)
                           (0.05)             (0.47)
VIRGINIA MUNICIPAL BOND FUND
T Shares
                          $   --             $(0.19)
                           (0.23)             (0.60)
                           (0.03)             (0.42)
                              --              (0.41)
                              --              (0.45)
                           (0.01)             (0.46)
A Shares
                          $   --             $(0.18)
                              --              (0.02)
L Shares
                          $   --             $(0.14)
                           (0.23)             (0.50)
                           (0.03)             (0.32)
                              --              (0.31)
                              --              (0.35)
                           (0.01)             (0.37)

                                                              Ratio of Net      Ratio of Expenses to
Net Assets             Net Assets,       Ratio of Net      Investment Income     Average Net Assets    Portfolio
Value, End    Total       End of         Expenses to       (Loss) to Average     (Excluding Waivers    Turnover
of Period    Return+   Period (000)   Average Net Assets       Net Assets       and Reimbursements)      Rate
----------   -------   ------------   ------------------   ------------------   --------------------   ---------
  $10.45       9.19%     $121,274            0.87%                5.48%                 0.96%             173%
    9.81       4.15        98,570            0.90                 5.53                  1.00               95
    9.99       8.73        61,906            0.91                 6.39                  1.01               52
    9.80       0.74        43,717            0.94                 6.07                  1.04               43
  $10.46       9.13%     $  4,467            1.15%                5.20%                 1.39%             173%
    9.82       2.59         4,181            1.15                 5.15                  1.60               95
  $10.45       9.01%     $ 91,348            1.43%                5.02%                 1.98%             173%
    9.81       3.59       117,216            1.43                 4.98                  2.03               95
    9.99       8.16       129,965            1.43                 5.67                  2.04               52
    9.80       0.55        39,490            1.53                 5.49                  2.07               43
  $10.48       3.11%     $303,248            0.77%                3.87%                 0.80%              28%
   10.35      (1.77)      298,997            0.81                 2.95                  0.84              240
   10.93       9.25       258,585            0.81                 4.00                  0.84              150
   10.47       7.90       168,609            0.82                 5.09                  0.85              262
   10.38      11.41       148,666            0.81                 5.66                  0.85              207
    9.86       1.63        85,420            0.77                 5.77                  0.84               29
  $10.47       2.83%     $  3,487            1.19%                3.55%                 1.30%              28%
   10.35      (2.17)        8,484            1.22                 2.54                  1.52              240
   10.93       8.79         9,333            1.22                 3.59                  1.45              150
   10.47       7.47         8,483            1.22                 4.70                  1.40              262
   10.38      10.95         6,617            1.21                 5.21                  1.83              207
    9.86       1.19         1,407            1.17                 5.34                  2.14               29
  $10.47       2.54%     $ 14,624            1.73%                2.93%                 1.86%              28%
   10.35      (2.67)       18,993            1.73                 2.04                  1.97              240
   10.93       8.14        39,423            1.73                 3.10                  1.93              150
   10.48       7.06        31,922            1.73                 4.17                  1.93              262
   10.38      10.45        21,617            1.72                 4.71                  2.04              207
    9.86       0.70         7,750            1.68                 4.85                  2.28               29
  $10.27       2.83%     $177,882            0.71%                3.21%                 0.71%              25%
   10.15      (1.00)      181,558            0.75                 3.23                  0.75               26
   10.68       8.43       206,432            0.75                 3.45                  0.75               30
   10.29       5.52       191,406            0.75                 3.86                  0.75               33
   10.14      10.39       194,849            0.73                 4.23                  0.75               32
    9.58      (1.31)      202,209            0.76                 4.35                  0.76               18
  $10.27       2.79%     $  9,450            0.79%                3.14%                 0.91%              25%
   10.15      (1.04)       10,566            0.79                 3.19                  1.04               26
   10.68       8.38        10,484            0.79                 3.40                  1.07               30
   10.29       5.47         7,257            0.79                 3.82                  1.11               33
   10.14      10.23         6,197            0.76                 4.20                  1.11               32
    9.59      (1.24)        6,808            0.79                 4.33                  0.94               18
  $10.54       3.47%     $ 47,200            0.72%                3.57%                 0.72%              24%
   10.37      (0.90)       43,491            0.77                 3.47                  0.77               33
   11.07       9.86        48,102            0.77                 3.67                  0.77               18
   10.48       5.90        56,586            0.77                 3.90                  0.77               38
   10.29      11.51        56,573            0.77                 4.40                  0.78               60
    9.64      (3.18)       48,980            0.74                 4.53                  0.79               19
  $10.53       3.30%     $    111            0.88%                3.53%                 4.56%              24%
   10.37       1.07           129            0.93                 3.95                 71.10++             33
  $10.59       2.95%     $  7,573            1.70%                2.58%                 1.76%              24%
   10.42      (1.90)        9,723            1.70                 2.54                  1.86               33
   11.13       8.89        16,956            1.70                 2.71                  1.85               18
   10.53       4.93        13,428            1.70                 2.97                  1.88               38
   10.34      10.58         7,983            1.69                 3.47                  2.00               60
    9.68      (4.13)        5,367            1.65                 3.61                  2.08               19

      See notes to financial highlights and notes to financial statements.

NOTES TO FINANCIAL HIGHLIGHTS

 * For the six months ended November 30, 2004. All ratios for the period have been annualized.

 + Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++ Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

(a) Per share data was calculated using the average shares method.

(b) On March 28, 2000, the ESC Strategic Income Fund exchanged all of its assets and liabilities for shares of the High Income Fund. The ESC Strategic Income Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to March 28, 2000 have been carried forward in these financial highlights. Subsequent to the merger, the High Income Fund changed its fiscal year end to May 31.

(c) Commencement of operations on October 3, 2001. All ratios for the period have been annualized.

(d) Commencement of operations on October 27, 2003. All ratios for the period have been annualized.

(e) For the two month period ended May 31, 2000. All ratios for the period have been annualized.

(f) Commencement of operations on November 30, 2001. All ratios for the period have been annualized.

(g) Commencement of operations on October 8, 2003. All ratios for the period have been annualized.

(h) Commencement of operations on May 11, 2004. All ratios for the period have been annualized.

Amounts designated as "--" are $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS
STI CLASSIC FIXED INCOME FUNDS  November 30, 2004                    (Unaudited)

1. Organization

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 49 funds as of November 30, 2004. The financial statements presented herein are those of the Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, High Income Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, U.S. Government Securities Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund (each a "Fund" and collectively the "Funds"). The Funds may offer the following share classes: T shares, A shares and L shares. The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

     Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time),or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern
     Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator shall seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures will be performed an monitored by a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, but are not

STI CLASSIC FIXED INCOME FUNDS  November 30, 2004

     limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds' administrator and may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value.

     Security Transactions and Investment Income -- Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

     Repurchase Agreements -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Redemption Fees -- The Funds may charge a redemption fee up to 2% of redemption proceeds, which will automatically be paid to the Fund. There were no redemption fees for the six months ended November 30, 2004.

     Securities Purchased on a When-Issued Basis -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested.

     Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Funds isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

                                                                     (Unaudited)

     The Funds report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

     Forward Foreign Currency Contracts -- The Strategic Income Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. As of November 30, 2004, there were no open forward foreign currency contracts.

     TBA Purchase Commitments -- The Funds may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

     Mortgage Dollar Rolls -- The Funds may enter into mortgage dollar rolls (principally using TBA's) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

     The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee. As of November 30, 2004, there were no open mortgage dollar rolls.

     Expenses -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis.

     Classes -- Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     Compensating Balances -- If a Fund has a cash overdraft in excess of $100,000 it is required to leave 110% in compensating balance with SunTrust Bank (the "Custodian"), a wholly-owned subsidiary of SunTrust Banks, Inc., on the following day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw 90% of the balance with the Custodian on the following business day.

     Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature.

STI CLASSIC FIXED INCOME FUNDS  November 30, 2004

     To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

3. Agreements and Other Transactions with Affiliates

     Investment Advisory Agreement -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly-owned subsidiary of SunTrust Banks, Inc., have entered into advisory agreements dated May 29, 1992, and last amended November 12, 2003.

     Under terms of the amended agreement, the Funds are charged the following annual fees based upon average daily net assets:

                                              Maximum
                                               Annual    Net
                                              Advisory   Fees
                                                Fee      Paid
                                              --------   ----
      Florida Tax-Exempt Bond Fund..........    0.65%    0.61%
      Georgia Tax-Exempt Bond Fund..........    0.65     0.61
      High Income Fund......................    0.80     0.65
      Investment Grade Bond Fund............    0.74     0.72
      Investment Grade Tax-Exempt Bond
        Fund................................    0.74     0.71
      Limited-Term Federal Mortgage
        Securities Fund.....................    0.65     0.60
      Maryland Municipal Bond Fund..........    0.65     0.57
      Short-Term Bond Fund..................    0.65     0.60
      Short-Term U.S. Treasury Securities
        Fund................................    0.65     0.59
      Strategic Income Fund.................    0.85     0.75
      U.S. Government Securities Fund.......    0.74     0.71
      Virginia Intermediate Municipal Bond
        Fund................................    0.65     0.65
      Virginia Municipal Bond Fund..........    0.65     0.65

     The Investment Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses). Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

     Effective October 5, 2004, Trusco Capital Management, Inc. began providing an employee to serve as Chief Compliance Officer for the Trust and provide certain related services, and will receive an additional fee for this service.

     Administration, Fund Accounting and Transfer Agent Agreement -- The Trust and BISYS Fund Services Ohio, Inc. (the "Administrator") are parties to a Master Services Agreement dated July 24, 2004 under which the Administrator provides administrative, fund accounting and transfer agent services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion.

     Prior to July 24, 2004, SEI Investments Global Funds Services ("SEI") was the Administrator and provided administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion. SEI had voluntarily agreed to waive all or a portion of their fees and to reimburse Fund expenses.

     BISYS Fund Services Ohio, Inc. has agreed to pay a total of $325,000 per annum towards the insurance premiums payable annually by the Trust. $300,000 will be paid towards the premium for the Trust's Directors and Officers Liability/Errors and Omissions Insurance Policy, and $25,000 will be paid towards the premium for the Trust's Fidelity Bond.

     Distribution Agreement -- The Trust and BISYS Fund Services Limited Partnership (the "Distributor") are parties to a Distribution Agreement dated July 26, 2004. The Distributor will receive no fees for its distribution services under the agreement for the T Shares of any Fund. With respect to the A Shares and L Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of L Shares) a Distribution and Service Plan, as outlined in the tables below.

                                                                     (Unaudited)

                                               Maximum
                                               A Share      Net
                                             Distribution   Fees
                                                 Fee        Paid
                                             ------------   ----
      Florida Tax-Exempt Bond Fund........       0.18%      0.12%
      Georgia Tax-Exempt Bond Fund........       0.18         --
      High Income Fund....................       0.30         --
      Investment Grade Bond Fund..........       0.43       0.38
      Investment Grade Tax-Exempt Bond
        Fund..............................       0.43       0.39
      Limited-Term Federal Mortgage
        Securities Fund...................       0.23       0.15
      Short-Term Bond Fund................       0.23       0.14
      Short-Term U.S. Treasury Securities
        Fund..............................       0.18       0.12
      Strategic Income Fund...............       0.35       0.23
      U.S. Government Securities Fund.....       0.38       0.29
      Virginia Intermediate Municipal Bond
        Fund..............................       0.15       0.04
      Virginia Municipal Bond Fund........       0.15         --

                                               Maximum
                                               L Share
                                             Distribution   Net
                                                 and        Fees
                                             Service Fee    Paid
                                             ------------   ----
      Florida Tax-Exempt Bond Fund........       1.00%      0.71%
      Georgia Tax-Exempt Bond Fund........       1.00       0.71
      High Income Fund....................       1.00       0.65
      Investment Grade Bond Fund..........       1.00       0.86
      Investment Grade Tax-Exempt Bond
        Fund..............................       1.00       0.89
      Limited-Term Federal Mortgage
        Securities Fund...................       1.00       0.60
      Maryland Municipal Bond Fund........       1.00       0.97
      Short-Term Bond Fund................       1.00       0.54
      Short-Term US Treasury Securities
        Fund..............................       1.00       0.42
      Strategic Income Fund...............       1.00       0.52
      US Government Securities Fund.......       1.00       0.89
      Virginia Municipal Bond Fund........       1.00       0.94

     The Distributor has voluntarily agreed to waive all or a portion of its fees. Fee waivers are voluntary and may be terminated at any time.

     Prior to July 26, 2004, SEI Investments Distribution Co. served as the distributor. SEI Investments Distribution Co. had voluntarily agreed to waive all or a portion of its fees and to reimburse fund expenses.

     Transfer Agency Agreements -- The Trust and SunTrust Securities Inc. ("STS"), a wholly-owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides certain transfer agency account activity processing and servicing. The transfer agency service fees are based upon a monthly per account charge for the total shareholder accounts at the Trust's transfer agent. These fees are presented on the Statement of Operations as Transfer Agent Fees.

     Custodian Agreements -- SunTrust Bank acts as custodian for all of the Funds except the Strategic Income Fund, which utilizes Brown Brothers Harriman & Co. as custodian. Custodians are paid on the basis of net assets and transaction costs of the Funds. The custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

     Other -- Certain officers of the Trust are also officers of the Adviser, Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For the six months ended November 30, 2004, the following Funds paid SunTrust Robinson Humphrey through a reduction in the yield earned by the Funds on those repurchase agreements (000):

                                                          Fees
                                                          ----
      Florida Tax-Exempt Bond Fund......................   $--
      High Income Fund..................................    1
      Investment Grade Bond Fund........................    4
      Investment Grade Tax-Exempt Bond Fund.............    1
      Limited-Term Federal Mortgage Securities Fund.....    4
      U.S. Government Securities Fund...................    4

STI CLASSIC FIXED INCOME FUNDS  November 30, 2004

4. Investment Transactions

The cost of purchases and the proceeds from sales and maturities of securities, excluding short-term investments and U.S. Government securities, for the six months ended November 30, 2004, were as follows:

                                                      Sales and
                                          Purchases   Maturities
                                            (000)       (000)
                                          ---------   ----------
      Florida Tax-Exempt Bond Fund......  $ 61,152     $ 91,083
      Georgia Tax-Exempt Bond Fund......    35,524       46,637
      High Income Fund..................   162,636      204,352
      Investment Grade Bond Fund........    27,386      585,281
      Investment Grade Tax-Exempt Bond
        Fund............................   264,973      265,291
      Maryland Municipal Bond Fund......     5,664        7,790
      Short-Term Bond Fund..............    36,102       48,972
      Strategic Income Fund.............   158,907      327,125
      Virginia Intermediate Municipal
        Bond Fund.......................    46,404       58,729
      Virginia Municipal Bond Fund......    12,409       11,291

The cost of purchases and proceeds from sales and maturities of U.S. Government securities for the six months ended November 30, 2004 were:

                                                      Sales and
                                          Purchases   Maturities
                                            (000)       (000)
                                          ---------   ----------
      Investment Grade Bond Fund........  $713,588     $217,006
      Limited-Term Federal Mortgage
        Securities Fund.................   131,592      165,912
      Short-Term Bond Fund..............    55,904       65,029
      Short-Term U.S. Treasury
        Securities Fund.................    79,221      139,338
      Strategic Income Fund.............   171,425       57,888
      U.S. Government Securities Fund...    87,814       80,346

                                                                     (Unaudited)

5. Federal Tax Policies and Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with applicable country's tax rules and rates.

At November 30, 2004, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes generally due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at November 30, 2004, were as follows:

                                                                          Aggregate       Aggregate           Net
                                                                            Gross           Gross          Unrealized
                                                              Federal     Unrealized      Unrealized      Appreciation
                                                              Tax Cost   Appreciation    Depreciation    (Depreciation)
                                                               (000)        (000)           (000)            (000)
                                                              --------   ------------   --------------   --------------
Florida Tax-Exempt Bond Fund................................  $171,549      $4,079         $  (751)          $3,328
Georgia Tax-Exempt Bond Fund................................   102,188       3,652            (338)           3,314
High Income Fund............................................   114,969       4,390            (398)           3,992
Investment Grade Bond Fund..................................   675,559       4,807            (962)           3,845
Investment Grade Tax-Exempt Bond Fund.......................   270,495       5,119            (873)           4,246
Limited-Term Federal Mortgage Securities Fund...............   500,576       2,466          (3,047)            (581)
Maryland Municipal Bond Fund................................    44,918       1,478             (68)           1,410
Short-Term Bond Fund........................................   300,201       1,106          (2,105)            (999)
Short-Term U.S. Treasury Securities Fund....................   147,152          25            (477)            (452)
Strategic Income Fund.......................................   228,299       6,931            (521)           6,410
U.S. Government Securities Fund.............................   338,257       2,430          (2,127)             303
Virginia Intermediate Municipal Bond Fund...................   180,894       4,638            (431)           4,207
Virginia Municipal Bond Fund................................    52,499       1,886            (110)           1,776

As of the latest tax year end of May 31, 2004, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders:

                                                                           Expires
                                                              ----------------------------------
Fund                                                           2009      2010     2011     2012
----                                                          -------   ------   ------   ------
Investment Grade Bond Fund..................................  $14,890   $   --   $   --   $   --
Limited-Term Federal Mortgage Securities Fund...............       --       --       --    5,161
Short-Term Bond Fund........................................      513       --    9,216       --
U.S. Government Securities Fund.............................       --       --       --    2,698

STI CLASSIC FIXED INCOME FUNDS  November 30, 2004

6. Concentrations/Risks

The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The High Income and Strategic Income Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. The High Income and Strategic Income Funds' investment in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of a Fund's investment.

The Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond, Maryland Municipal Bond, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds' concentrations of investments in securities of issuers located in a specific region subjects each Fund to the economic and government policies of that region.

The Investment Grade Bond, Limited-Term Federal Mortgage Securities, Short-Term Bond, and U.S. Government Securities Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a fund's average duration.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

                                                                     (Unaudited)

7. Capital Share Transactions

Capital Share Transactions for the Funds were as follows (000):

                                                             Florida Tax-Exempt      Georgia Tax-Exempt
                                                                  Bond Fund               Bond Fund           High Income Fund
                                                            ---------------------   ---------------------   ---------------------
                                                            06/01/04-   06/01/03-   06/01/04-   06/01/03-   06/01/04-   06/01/03-
                                                            11/30/04    05/31/04    11/30/04    05/31/04    11/30/04    05/31/04
                                                            ---------   ---------   ---------   ---------   ---------   ---------
Capital Transactions
T Shares
  Proceeds from shares issued.............................  $ 11,943    $ 83,482    $  7,158    $ 19,156    $ 13,218    $ 42,398
  Reinvestment of Cash Distributions......................       267       2,132         242         699       1,329       3,161
  Cost of shares redeemed.................................   (24,820)    (57,242)    (15,817)    (14,624)    (35,349)    (77,402)
                                                            --------    --------    --------    --------    --------    --------
  Increase (Decrease) in Net Assets from T Shares
    Transactions..........................................  $(12,610)   $ 28,372    $ (8,417)   $  5,231    $(20,802)   $(31,843)
                                                            --------    --------    --------    --------    --------    --------
A Shares
  Proceeds from shares issued.............................  $  2,630    $  3,093    $    449    $  1,280    $    597    $  2,653
  Dividends reinvested....................................        52         166          23          56          52          32
  Cost of shares redeemed.................................    (1,513)     (5,029)       (458)     (1,059)     (1,551)     (1,122)
                                                            --------    --------    --------    --------    --------    --------
Increase (Decrease) in Net Assets from A Shares
  Transactions............................................  $  1,169    $ (1,770)   $     14    $    277    $   (902)   $  1,563
                                                            --------    --------    --------    --------    --------    --------
L Shares
  Proceeds from shares issued.............................  $     64    $  6,043    $     32    $  2,653    $  2,705    $ 47,482
  Dividends reinvested....................................       133         865         125         444       1,784       4,236
  Cost of shares redeemed.................................    (4,810)    (24,958)     (2,575)     (5,341)    (19,468)    (42,475)
                                                            --------    --------    --------    --------    --------    --------
Increase (Decrease) in Net Assets from L Shares
  Transactions............................................  $ (4,613)   $(18,050)   $ (2,418)   $ (2,244)   $(14,979)   $  9,243
                                                            --------    --------    --------    --------    --------    --------
Total Net Increase (Decrease) from Capital Transactions...  $(16,054)   $  8,552    $(10,821)   $  3,264    $(36,683)   $(21,037)
                                                            ========    ========    ========    ========    ========    ========
Share Transactions:
T Shares
  Issued..................................................     1,079       7,381         686       1,818       1,750       5,657
  Reinvested..............................................        24         188          23          66         178         424
  Redeemed................................................    (2,240)     (5,085)     (1,515)     (1,384)     (4,730)    (10,511)
                                                            --------    --------    --------    --------    --------    --------
Increase (Decrease) from T Shares Transactions............    (1,137)      2,484        (806)        500      (2,802)     (4,430)
                                                            --------    --------    --------    --------    --------    --------
A Shares
  Issued..................................................       236         272          43         121          78         350
  Reinvested..............................................         5          15           2           5           7           4
  Redeemed................................................      (135)       (448)        (44)       (100)       (204)       (150)
                                                            --------    --------    --------    --------    --------    --------
Increase (Decrease) from A Shares Transactions............       106        (161)          1          26        (119)        204
                                                            --------    --------    --------    --------    --------    --------
L Shares
  Issued..................................................         6         530           3         249         358       6,402
  Reinvested..............................................        12          76          12          42         238         567
  Redeemed................................................      (435)     (2,221)       (248)       (511)     (2,583)     (5,714)
                                                            --------    --------    --------    --------    --------    --------
Increase (Decrease) from L Shares Transactions............      (417)     (1,615)       (233)       (220)     (1,987)      1,255
                                                            --------    --------    --------    --------    --------    --------
Total Net Increase (Decrease) from Share Transactions.....    (1,448)        708      (1,038)        306      (4,908)     (2,971)
                                                            ========    ========    ========    ========    ========    ========

Amounts designated as "--" are $0 or have been rounded to $0.

STI CLASSIC FIXED INCOME FUNDS  November 30, 2004

                                                                                Investment Grade            Limited-Term
                                                      Investment Grade             Tax-Exempt             Federal Mortgage
                                                         Bond Fund                 Bond Fund              Securities Fund
                                                   ----------------------    ----------------------    ----------------------
                                                   06/01/04-    06/01/03-    06/01/04-    06/01/03-    06/01/04-    06/01/03-
                                                   11/30/04     05/31/04     11/30/04     05/31/04     11/30/04     05/31/04
                                                   ---------    ---------    ---------    ---------    ---------    ---------
Capital Transactions
T Shares
  Proceeds from shares issued....................  $  49,665    $ 131,151    $  41,062    $  83,827    $  61,323    $ 270,058
  Reinvestment of Cash Distributions.............      4,085       10,827          472        2,327        2,531        4,093
  Cost of shares redeemed........................    (95,908)    (342,709)     (23,382)     (56,635)     (51,433)    (144,748)
                                                   ---------    ---------    ---------    ---------    ---------    ---------
  Increase (Decrease) in Net Assets from T Shares
    Transactions.................................  $ (42,158)   $(200,731)   $  18,152    $  29,519    $  12,421    $ 129,403
                                                   ---------    ---------    ---------    ---------    ---------    ---------
A Shares
  Proceeds from shares issued....................  $   2,052    $  11,284    $     893    $   3,424    $   1,904    $   8,182
  Dividends reinvested...........................        403          943          149          654          123          279
  Cost of shares redeemed........................     (9,131)     (13,838)      (2,665)      (5,748)      (6,097)     (12,123)
                                                   ---------    ---------    ---------    ---------    ---------    ---------
Increase (Decrease) in Net Assets from A Shares
  Transactions...................................  $  (6,676)   $  (1,611)   $  (1,623)   $  (1,670)   $  (4,070)   $  (3,662)
                                                   ---------    ---------    ---------    ---------    ---------    ---------
L Shares
  Proceeds from shares issued....................  $     571    $   6,557    $     141    $   4,230    $     484    $  23,896
  Dividends reinvested...........................        241          739          133          871          668        2,217
  Cost of shares redeemed........................     (5,257)     (18,778)      (6,198)     (13,377)     (26,548)    (116,892)
                                                   ---------    ---------    ---------    ---------    ---------    ---------
Increase (Decrease) in Net Assets from L Shares
  Transactions...................................  $  (4,445)   $ (11,482)   $  (5,924)   $  (8,276)   $ (25,396)   $ (90,779)
                                                   ---------    ---------    ---------    ---------    ---------    ---------
Total Net Increase (Decrease) from Capital
  Transactions...................................  $ (53,279)   $(213,824)   $  10,605    $  19,573    $ (17,045)   $  34,962
                                                   =========    =========    =========    =========    =========    =========
Share Transactions:
T Shares
  Issued.........................................      4,706       12,373        3,532        7,142        5,997       26,070
  Reinvested.....................................        391        1,025           41          200          247          397
  Redeemed.......................................     (9,152)     (32,348)      (2,005)      (4,843)      (5,023)     (13,982)
                                                   ---------    ---------    ---------    ---------    ---------    ---------
Increase (Decrease) from T Shares Transactions...     (4,055)     (18,950)       1,568        2,499        1,221       12,485
                                                   ---------    ---------    ---------    ---------    ---------    ---------
A Shares
  Issued.........................................        195        1,067           76          290          187          790
  Reinvested.....................................         39           89           13           56           12           27
  Redeemed.......................................       (865)      (1,310)        (228)        (489)        (596)      (1,176)
                                                   ---------    ---------    ---------    ---------    ---------    ---------
Increase (Decrease) from A Shares Transactions...       (631)        (154)        (139)        (143)        (397)        (359)
                                                   ---------    ---------    ---------    ---------    ---------    ---------
L Shares
  Issued.........................................         54          615           13          357           48        2,282
  Reinvested.....................................         23           70           11           75           65          215
  Redeemed.......................................       (502)      (1,778)        (534)      (1,145)      (2,598)     (11,317)
                                                   ---------    ---------    ---------    ---------    ---------    ---------
Increase (Decrease) from L Shares Transactions...       (425)      (1,093)        (510)        (713)      (2,485)      (8,820)
                                                   ---------    ---------    ---------    ---------    ---------    ---------
Total Net Increase (Decrease) from Share
  Transactions...................................     (5,111)     (20,197)         919        1,643       (1,661)       3,306
                                                   =========    =========    =========    =========    =========    =========

Amounts designated as "--" are $0 or have been rounded to $0.

                                                                     (Unaudited)

                                                     Short-Term
 Maryland Municipal          Short-Term             U.S. Treasury
      Bond Fund               Bond Fund            Securities Fund
---------------------   ---------------------   ---------------------
06/01/04-   06/01/03-   06/01/04-   06/01/03-   06/01/04-   06/01/03-
11/30/04    05/31/04    11/30/04    05/31/04    11/30/04    05/31/04
---------   ---------   ---------   ---------   ---------   ---------
 $ 4,590     $ 8,075    $ 26,402    $ 112,609   $ 14,469    $ 16,704
     115         489       1,038        2,305        118         678
  (4,242)     (7,414)    (48,019)    (129,543)   (23,901)    (44,103)
 -------     -------    --------    ---------   --------    --------
 $   463     $ 1,150    $(20,579)   $ (14,629)  $ (9,314)   $(26,721)
 -------     -------    --------    ---------   --------    --------
                        $  2,059    $   5,818   $  1,300    $ 11,230
                              51          115         68         349
                          (2,119)      (5,618)    (7,226)    (13,938)
 -------     -------    --------    ---------   --------    --------
                        $     (9)   $     315   $ (5,858)   $ (2,359)
 -------     -------    --------    ---------   --------    --------
 $ 1,132     $ 4,056    $    853    $   8,024   $  1,145    $ 16,687
     195         932         150          449        243       1,810
  (4,758)    (13,988)     (5,531)     (16,981)   (19,888)    (81,783)
 -------     -------    --------    ---------   --------    --------
 $(3,431)    $(9,000)   $ (4,528)   $  (8,508)  $(18,500)   $(63,286)
 -------     -------    --------    ---------   --------    --------
 $(2,968)    $(7,850)   $(25,116)   $ (22,822)  $(33,672)   $(92,366)
 =======     =======    ========    =========   ========    ========
     440         766       2,682       11,306      1,436       1,628
      11          47         105          232         12          66
    (409)       (705)     (4,878)     (13,012)    (2,367)     (4,296)
 -------     -------    --------    ---------   --------    --------
      42         108      (2,091)      (1,474)      (919)     (2,602)
 -------     -------    --------    ---------   --------    --------
                             209          583        125       1,096
                               5           11          7          34
                            (215)        (563)      (715)     (1,363)
 -------     -------    --------    ---------   --------    --------
                              (1)          31       (583)       (233)
 -------     -------    --------    ---------   --------    --------
     108         375          87          803        114       1,622
      19          88          15           45         24         178
    (457)     (1,323)       (561)      (1,703)    (1,972)     (7,989)
 -------     -------    --------    ---------   --------    --------
    (330)       (860)       (459)        (855)    (1,834)     (6,189)
 -------     -------    --------    ---------   --------    --------
    (288)       (752)     (2,551)      (2,298)    (3,336)     (9,024)
 =======     =======    ========    =========   ========    ========

NOTES TO FINANCIAL STATEMENTS (concluded)
STI CLASSIC FIXED INCOME FUNDS  November 30, 2004

                                                               U.S. Government      Virginia Intermediate    Virginia Municipal
                                      Strategic Income         Securities Fund       Municipal Bond Fund          Bond Fund
                                    ---------------------   ---------------------   ---------------------   ---------------------
                                    06/01/04-   06/01/03-   06/01/04-   06/01/03-   06/01/04-   06/01/03-   06/01/04-   06/01/03-
                                    11/30/04    05/31/04    11/30/04    05/31/04    11/30/04    05/31/04    11/30/04    05/31/04
                                    ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Capital Transactions
T Shares
 Proceeds from shares issued......  $ 26,436    $ 61,718    $ 38,546    $138,247    $  8,125    $ 19,400     $ 6,282    $  8,850
 Reinvestment of Cash
   Distributions..................       471         789       1,369       3,400          44       1,285          27         477
 Cost of shares redeemed..........   (11,183)    (23,966)    (39,255)    (85,923)    (13,928)    (35,871)     (3,320)    (10,867)
                                    --------    --------    --------    --------    --------    --------     -------    --------
 Increase (Decrease) in Net Assets
   from T Shares Transactions.....  $ 15,724    $ 38,541    $    660    $ 55,724    $ (5,759)   $(15,186)    $ 2,989    $ (1,540)
                                    --------    --------    --------    --------    --------    --------     -------    --------
A Shares
 Proceeds from shares issued......  $    870    $  4,920    $  2,009    $ 11,471    $  1,243    $  5,471     $   130    $    128
 Dividends reinvested.............        59          41         114         241         130         308           1          --
 Cost of shares redeemed..........      (916)       (682)     (7,260)    (12,029)     (2,622)     (5,091)       (150)         --
                                    --------    --------    --------    --------    --------    --------     -------    --------
Increase (Decrease) in Net Assets
 from A Shares Transactions.......  $     13    $  4,279    $ (5,137)   $   (317)   $ (1,249)   $    688     $   (19)   $    128
                                    --------    --------    --------    --------    --------    --------     -------    --------
L Shares
 Proceeds from shares issued......  $  2,272    $ 75,089    $    105    $  4,150                             $   135    $  2,118
 Dividends reinvested.............     1,749       5,643         187         645                                  81         458
 Cost of shares redeemed..........   (36,014)    (91,009)     (4,877)    (23,438)                             (2,514)     (8,927)
                                    --------    --------    --------    --------    --------    --------     -------    --------
Increase (Decrease) in Net Assets
 from L Shares Transactions.......  $(31,993)   $(10,277)   $ (4,585)   $(18,643)                            $(2,298)   $ (6,351)
                                    --------    --------    --------    --------    --------    --------     -------    --------
Total Net Increase (Decrease) from
 Capital Transactions.............  $(16,256)   $ 32,543    $ (9,062)   $ 36,764    $ (7,008)   $(14,498)    $   672    $ (7,763)
                                    ========    ========    ========    ========    ========    ========     =======    ========
Share Transactions:
T Shares
 Issued...........................     2,631       6,185       3,691      13,051         792       1,860         597         821
 Reinvested.......................        47          79         131         322           4         123           3          45
 Redeemed.........................    (1,118)     (2,410)     (3,763)     (8,140)     (1,356)     (3,434)       (315)     (1,017)
                                    --------    --------    --------    --------    --------    --------     -------    --------
Increase (Decrease) from T Shares
 Transactions.....................     1,560       3,854          59       5,233        (560)     (1,451)        285        (151)
                                    --------    --------    --------    --------    --------    --------     -------    --------
A Shares
 Issued...........................        85         489         192       1,088         119         518          13          12
 Reinvested.......................         6           4          11          23          13          30          --          --
 Redeemed.........................       (90)        (67)       (690)     (1,145)       (253)       (489)        (14)         --
                                    --------    --------    --------    --------    --------    --------     -------    --------
Increase (Decrease) from A Shares
 Transactions.....................         1         426        (487)        (34)       (121)         59          (1)         12
                                    --------    --------    --------    --------    --------    --------     -------    --------
L Shares
 Issued...........................       225       7,519          10         387                                  12         194
 Reinvested.......................       176         566          18          61                                   8          43
 Redeemed.........................    (3,605)     (9,144)       (467)     (2,218)                               (238)       (828)
                                    --------    --------    --------    --------    --------    --------     -------    --------
Increase (Decrease) from L Shares
 Transactions.....................    (3,204)     (1,059)       (439)     (1,770)                               (218)       (591)
                                    --------    --------    --------    --------    --------    --------     -------    --------
Total Net Increase (Decrease) from
 Share Transactions...............    (1,643)      3,221        (867)      3,429        (681)     (1,392)         66        (730)
                                    ========    ========    ========    ========    ========    ========     =======    ========

Amounts designated as "--" are $0 or have been rounded to $0.

                                                                     (Unaudited)

8. Securities Lending

The High Income Fund, Investment Grade Bond Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Strategic Income and U.S. Government Securities Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least 102% of the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the Boston Global Investment Trust-Enhanced Portfolio. This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. At November 30, 2004, the Portfolio was invested in money market mutual funds, commercial paper, repurchase agreements, U.S. Agency Obligations and corporate bonds (with interest rates ranging from 1.15% to 2.36% and maturity dates ranging from 12/01/04 to 06/15/07).

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Member." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Member." Messrs. Courts and Ridley are Trustees who may be deemed to be "interested persons" of the Trust.
--------------------------------------------------------------------------------

                                          TERM OF                PRINCIPAL           NUMBER OF                OTHER
                         POSITION(S)     OFFICE AND            OCCUPATION(S)         PORTFOLIOS           DIRECTORSHIPS
   NAME, ADDRESS, AND     HELD WITH      LENGTH OF              DURING THE          OVERSEEN FOR          HELD BY BOARD
     DATE OF BIRTH        THE GROUP     TIME SERVED            PAST 5 YEARS          THE TRUST                MEMBER
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS*
--------------
Richard W. Courts, II     Trustee      November, 2001   Chairman of the Board,           49        Director, Cousins
3435 Stelzer Road                                       Atlantic Investment                        Properties, Inc.; Director,
Columbus, OH 43219                                      Company, 1970 to present.                  Piedmont Hospital; Director,
01/18/36                                                                                           SunTrust Bank, Atlanta;
                                                                                                   Chairman, Courts Foundation;
                                                                                                   Chairman, J. Bulow Campbell
                                                                                                   Foundation. Current Trustee
                                                                                                   of STI Classic Variable
                                                                                                   Trust.
-------------------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley        Trustee      November, 2001   Chairman of the Board;           49        Director, Crawford & Co.;
3435 Stelzer Road                                       Haverty Furniture                          Director, Pike's Family
Columbus, OH 43219                                      Companies, 2001 to present;                Nurseries, Inc.; Trustee,
06/03/42                                                Partner, King and Spaulding                St. Joseph's Health System,
                                                        LLP (law firm), 1971 to                    Inc.; Director, High Museum
                                                        2000.                                      of Atlanta. Current Trustee
                                                                                                   of STI Classic Variable
                                                                                                   Trust.
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
Thomas Gallagher          Trustee      May, 2000        President, Genuine Parts         49        Director, Shepard Center;
3435 Stelzer Road                                       Company Wholesale                          Director, NAPA; Director,
Columbus, OH 43219                                      Distribution, 1970 to                      Genuine Parts Co.; Director,
11/25/47                                                present.                                   Stone Mountain Industrial
                                                                                                   Park; Trustee, The Lovett
                                                                                                   School; Director, Oxford
                                                                                                   Industries. Current Trustee
                                                                                                   of STI Classic Variable
                                                                                                   Trust.
-------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch          Trustee      May, 1992        Retired.                         49        Current Trustee of STI
3435 Stelzer Road                                                                                  Classic Variable, The
Columbus, OH 43219                                                                                 Capitol Mutual Funds and SEI
12/03/32                                                                                           Family of Funds.
-------------------------------------------------------------------------------------------------------------------------------
James O. Robbins          Trustee      May, 2000        President and Chief              49        Director, National Cable and
3435 Stelzer Road                                       Executive Officer, Cox                     Telecommunications
Columbus, OH 43219                                      Communications, Inc., 1985                 Association; Director, Cable
07/04/42                                                to present.                                Labs; Director, C-SPAN;
                                                                                                   Trustee, St. Paul's Schools;
                                                                                                   Director, Cox
                                                                                                   Communications. Current
                                                                                                   Trustee of STI Classic
                                                                                                   Variable Trust.
-------------------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton        Trustee      February, 1998   Retired.                         49        Current Trustee of STI
3435 Stelzer Road                                                                                  Classic Variable Trust and
Columbus, OH 43219                                                                                 W.K. Kellogg Trust.
03/28/30
-------------------------------------------------------------------------------------------------------------------------------
Sidney E. Harris          Trustee      November, 2004   Dean of Robinson College of      49        Director, ServiceMaster;
3435 Stelzer Road                                       Business, Georgia State                    Director, Total System
Columbus, OH 43219                                      University.                                Services, Inc. Current
07/21/49                                                                                           Trustee of STI Classic
                                                                                                   Variable Trust.
-------------------------------------------------------------------------------------------------------------------------------
Warren Y. Jobe            Trustee      November, 2004   Retired.                         49        Director, WellPoint Health
3435 Stelzer Road                                                                                  Networks; Director,
Columbus, OH 43219                                                                                 UniSource Energy Corp.;
11/12/40                                                                                           Director, Tucson Electric
                                                                                                   Power. Current Trustee of
                                                                                                   STI Classic Variable Trust.
-------------------------------------------------------------------------------------------------------------------------------
Charles D. Winslow        Trustee      November, 2004   Retired.                         49        Current Trustee of STI
3435 Stelzer Road                                                                                  Classic Variable Trust.
Columbus, OH 43219
07/13/35
-------------------------------------------------------------------------------------------------------------------------------

   * Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.

--------------------------------------------------------------------------------

                                               TERM OF                              PRINCIPAL
                             POSITION(S)     OFFICE AND                           OCCUPATION(S)
   NAME, ADDRESS, AND         HELD WITH       LENGTH OF                             DURING THE
     DATE OF BIRTH            THE GROUP      TIME SERVED                           PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
R. Jeffrey Young           President         Since 2004    Senior Vice President, Relationship Management, BISYS Fund
3435 Stelzer Road                                          Services since April 2002. Vice President, Client Services,
Columbus, OH 43219                                         BISYS Fund Services from May 1997 to April 2002.
08/22/64
-----------------------------------------------------------------------------------------------------------------------
Bryan C. Haft              Treasurer and     Since 2004    Vice President, Financial Administration, BISYS Fund
3435 Stelzer Road          CFO                             Services since July 2000. Director, Administration Services,
Columbus, OH 43219                                         BISYS Fund Services from May 1998 to July 2000.
01/23/65
-----------------------------------------------------------------------------------------------------------------------
Deborah A. Lamb            Executive Vice    Since 2003    Chief Compliance Officer and Managing Director of Trusco
3435 Stelzer Road          President,                      Capital Management, Inc. since March 2003 and President of
Columbus, OH 43219         Assistant                       Investment Industry Consultants, LLC since June 2000.
10/02/52                   Secretary and                   Director of Compliance at INVESCO, Inc. from March 1995 to
                           CCO                             June 2000.
-----------------------------------------------------------------------------------------------------------------------
Alaina V. Metz             Assistant         Since 2004    Vice President, Blue Sky Compliance, BISYS Fund Services
3435 Stelzer Road          Secretary                       since January 2002. Chief Administrative Officer, Blue Sky
Columbus, OH 43219                                         Compliance, BISYS Fund Services from June 1995 to January
04/07/67                                                   2002.
-----------------------------------------------------------------------------------------------------------------------
Julie M. Powers            Assistant         Since 2004    Senior Paralegal, Legal Services, BISYS Fund Services since
3435 Stelzer Road          Secretary                       June 2000. Paralegal of Phillips, Lytle, Hitchcock, Blaine &
Columbus, OH 43219                                         Huber LLP from March 1998 to June 2000.
10/08/69
-----------------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLES (UNAUDITED)
--------------------------------------------------------------------------------
As a shareholder of the STI Classic Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the STI Classic Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 through November 30, 2004.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
Fund                                                    06/01/04          11/30/04        06/01/04-11/30/04     06/01/04-11/30/04
----                                                  -------------     -------------     -----------------     -----------------
Florida Tax-Exempt Bond Fund.........    T Shares       $1,000.00         $1,029.90             $3.46                 0.68%
                                         A Shares        1,000.00          1,029.00              4.37                 0.86%
                                         L Shares        1,000.00          1,025.10              7.21                 1.42%
Georgia Tax-Exempt Bond Fund.........    T Shares        1,000.00          1,036.80              3.47                 0.68%
                                         A Shares        1,000.00          1,036.80              4.39                 0.86%
                                         L Shares        1,000.00          1,033.00              7.24                 1.42%
High Income Fund.....................    T Shares        1,000.00          1,087.90              3.82                 0.73%
                                         A Shares        1,000.00          1,087.60              5.39                 1.03%
                                         L Shares        1,000.00          1,084.20              7.31                 1.40%
Investment Grade Bond Fund...........    T Shares        1,000.00          1,039.80              3.99                 0.78%
                                         A Shares        1,000.00          1,036.70              6.23                 1.22%
                                         L Shares        1,000.00          1,035.00              8.72                 1.71%
Investment Grade Tax-Exempt Bond
  Fund...............................    T Shares        1,000.00          1,034.50              3.93                 0.77%
                                         A Shares        1,000.00          1,031.40              6.21                 1.22%
                                         L Shares        1,000.00          1,028.90              8.65                 1.70%
Limited-Term Federal Mortgage
  Securities Fund....................    T Shares        1,000.00          1,021.70              3.45                 0.68%
                                         A Shares        1,000.00          1,021.50              4.61                 0.91%
                                         L Shares        1,000.00          1,019.40              6.63                 1.31%
Maryland Municipal Bond Fund.........    T Shares        1,000.00          1,032.60              3.46                 0.68%
                                         L Shares        1,000.00          1,027.60              8.34                 1.64%
Short-Term Bond Fund.................    T Shares        1,000.00          1,009.10              3.37                 0.67%
                                         A Shares        1,000.00          1,008.00              4.53                 0.90%
                                         L Shares        1,000.00          1,006.10              6.34                 1.26%
Short-Term U.S. Treasury Securities
  Fund...............................    T Shares        1,000.00          1,003.60              3.37                 0.67%
                                         A Shares        1,000.00          1,002.80              4.27                 0.85%
                                         L Shares        1,000.00          1,001.40              5.57                 1.11%
Strategic Income Fund................    T Shares        1,000.00          1,091.90              4.56                 0.87%
                                         A Shares        1,000.00          1,091.30              6.03                 1.15%
                                         L Shares        1,000.00          1,090.10              7.49                 1.43%
U.S. Government Securities Fund......    T Shares        1,000.00          1,031.10              3.92                 0.77%
                                         A Shares        1,000.00          1,028.30              6.05                 1.19%
                                         L Shares        1,000.00          1,025.40              8.78                 1.73%
Virginia Intermediate Municipal Bond
  Fund...............................    T Shares        1,000.00          1,028.30              3.61                 0.71%
                                         A Shares        1,000.00          1,027.90              4.02                 0.79%
Virginia Municipal Bond Fund.........    T Shares        1,000.00          1,034.70              3.67                 0.72%
                                         A Shares        1,000.00          1,033.00              4.48                 0.88%
                                         L Shares        1,000.00          1,029.50              8.65                 1.70%

---------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each STI Classic Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
                Fund                                    06/01/04          11/30/04        06/01/04-11/30/04     06/01/04-11/30/04
                ----                                  -------------     -------------     -----------------     -----------------
Florida Tax-Exempt Bond Fund.........    T Shares       $1,000.00         $1,021.66             $3.45                 0.68%
                                         A Shares        1,000.00          1,020.76              4.36                 0.86%
                                         L Shares        1,000.00          1,017.95              7.18                 1.42%
Georgia Tax-Exempt Bond Fund.........    T Shares        1,000.00          1,021.66              3.45                 0.68%
                                         A Shares        1,000.00          1,020.76              4.36                 0.86%
                                         L Shares        1,000.00          1,017.95              7.18                 1.42%
High Income Fund.....................    T Shares        1,000.00          1,021.41              3.70                 0.73%
                                         A Shares        1,000.00          1,019.90              5.22                 1.03%
                                         L Shares        1,000.00          1,018.05              7.08                 1.40%
Investment Grade Bond Fund...........    T Shares        1,000.00          1,021.16              3.95                 0.78%
                                         A Shares        1,000.00          1,018.95              6.17                 1.22%
                                         L Shares        1,000.00          1,016.50              8.64                 1.71%
Investment Grade Tax-Exempt Bond
  Fund...............................    T Shares        1,000.00          1,021.21              3.90                 0.77%
                                         A Shares        1,000.00          1,018.95              6.17                 1.22%
                                         L Shares        1,000.00          1,016.55              8.59                 1.70%
Limited-Term Federal Mortgage
  Securities Fund....................    T Shares        1,000.00          1,021.66              3.45                 0.68%
                                         A Shares        1,000.00          1,020.51              4.61                 0.91%
                                         L Shares        1,000.00          1,018.50              6.63                 1.31%
Maryland Municipal Bond Fund.........    T Shares        1,000.00          1,021.66              3.45                 0.68%
                                         L Shares        1,000.00          1,016.85              8.29                 1.64%
Short-Term Bond Fund.................    T Shares        1,000.00          1,021.71              3.40                 0.67%
                                         A Shares        1,000.00          1,020.56              4.56                 0.90%
                                         L Shares        1,000.00          1,018.75              6.38                 1.26%
Short-Term U.S. Treasury Securities
  Fund...............................    T Shares        1,000.00          1,021.71              3.40                 0.67%
                                         A Shares        1,000.00          1,020.81              4.31                 0.85%
                                         L Shares        1,000.00          1,019.50              5.62                 1.11%
Strategic Income Fund................    T Shares        1,000.00          1,020.71              4.41                 0.87%
                                         A Shares        1,000.00          1,019.30              5.82                 1.15%
                                         L Shares        1,000.00          1,017.90              7.23                 1.43%
U.S. Government Securities Fund......    T Shares        1,000.00          1,021.21              3.90                 0.77%
                                         A Shares        1,000.00          1,019.10              6.02                 1.19%
                                         L Shares        1,000.00          1,016.39              8.74                 1.73%
Virginia Intermediate Municipal Bond
  Fund...............................    T Shares        1,000.00          1,021.51              3.60                 0.71%
                                         A Shares        1,000.00          1,021.11              4.00                 0.79%
Virginia Municipal Bond Fund.........    T Shares        1,000.00          1,021.46              3.65                 0.72%
                                         A Shares        1,000.00          1,020.66              4.46                 0.88%
                                         L Shares        1,000.00          1,016.55              8.59                 1.70%

---------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

--------------------------------------------------------------------------------

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and how the Funds voted proxies relating to portfolio securities during the period ended November 30, 2004 is available (1) without charge, upon request, by calling 1-800-428-6970, and (2) on the Securities and Exchange Commission's website at www.sec.gov.

Other Information

Schedules of Portfolio Investments for periods ending August 31, 2004 is available and February 28, 2005 will be available, without charge, on the Securities and Exchange Commission's website at www.sec.gov.

                              INVESTMENT ADVISER:
                        Trusco Capital Management, Inc.

               STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by Trusco Capital Management, Inc., an affiliate of SunTrust Banks, Inc.


                                  DISTRIBUTOR:
                             BISYS Fund Services LP



          This information must be preceded or accompanied by a current prospectus for each Fund described.

                            [STI CLASSIC FUNDS LOGO]            STI-SA-002 1/05

                                  SEMI-ANNUAL

--------------------------------------------------------------------------------

                                FINANCIAL REPORT

--------------------------------------------------------------------------------

                               STI CLASSIC FUNDS

--------------------------------------------------------------------------------

                            A Family of Mutual Funds

--------------------------------------------------------------------------------

                               MONEY MARKET FUNDS

                        Prime Quality Money Market Fund
                          Tax-Exempt Money Market Fund
                  U.S. Government Securities Money Market Fund
                        U.S. Treasury Money Market Fund
                      Virginia Tax-Free Money Market Fund


                               November 30, 2004









                            [STI CLASSIC FUNDS LOGO]

Dear Valued STI Classic Funds Shareholder,

While patience is rarely enjoyable, it is often called a virtue and with good reason. We stressed patience with the stock market in 2004, primarily because the economy was transitioning from a stimulus led period of growth (low mortgage rates and tax cuts) to a more sustainable phase characterized by improved job growth, rising personal income, and continued capital spending. These are key factors that drive sales and investment. A more succinct way of expressing our view for 2004 is "don't bet against the cycle." While the stock markets bounced around inside a trading range for most of the year, our patience was rewarded in the fourth quarter. The S&P 500 Index rose 9.2% including dividends during the final three months and finished the year with a total return of 10.9%. Bonds also faired reasonably well in the final quarter and finished 2004 with a fifth consecutive annual gain. The Lehman Brothers Aggregate Bond Index rose 1.0% during the last three months and gained 4.3% for the year. The New Year appears likely to be favorable for the economy and the markets as well, but cross-currents will be significant. I want to take this opportunity to share our views on the year just ended, and outline our thoughts about factors likely to shape 2005.

After the S&P 500 rebounded 28.7% in 2003, many investors were anxious for signs confirming improving economic momentum in 2004. Early in the year, there was evidence that the economy was indeed picking up steam and achieving sustainability, and stocks advanced in the first quarter amid signs of strength. However, equities struggled in the spring and summer as job growth slowed and confidence sagged. The Federal Reserve, conversely, became more confident in the health of the economy and began raising the overnight Fed Funds rate on June 30 in an effort to remove "excess monetary accommodation." An additional development was the sharp rise in oil prices, though "headline" inflation rose only moderately. These were new headwinds that threatened the pace of growth and increased the risk of inflation; both negatives for stocks. The S&P 500 was nearly unchanged at the end of the third quarter, while longer-term yields actually declined.

In the fourth quarter, a resumption of stronger job growth, a drop in oil prices, and an end to a vituperative presidential campaign cleared the way for an equity rebound. The S&P 500 rose 9.2% including dividends during the quarter, and all sectors improved, led primarily by pro-cyclical technology, consumer discretionary, and industrial stocks. For all of 2004, energy led all sectors due to the sharp spike in oil prices. Utility and telecom stocks, while a small percentage of the index, performed well, and industrials, materials, and consumer discretionary stocks had above-average performance.

Generally, the year was good for the value style of investing. Stocks with the lowest earnings growth outperformed stocks with high earnings growth, and companies with higher dividends tended to outperform those with low dividends. Also, stocks with smaller market capitalizations as well as international equities tended to outperform the S&P 500 in 2004. The Russell 2000 small-cap index returned 18.3%, and the MSCI EAFE Index gained 20.7%. In the fixed-income market, the pro-cyclical improvement in the economy benefited credit and high yield securities.

Our outlook for the economy in 2005 remains positive led by additional business investment and employment gains. However, the pace of growth is expected to slow closer to the longer-term average of 3.0%. Top line inflation may dip due to a decline in oil prices, but core inflation is likely to move moderately higher. The dollar is expected to remain under downward pressure. In this environment, we expect the Federal Reserve to continue with a series of rate hikes with a near-term goal of achieving interest rate "neutrality." Longer term yields are also likely to rise, but not dramatically. Corporate earnings growth has begun to moderate, and we project a slowing in S&P 500 operating profits growth for all of 2005 near the long-term average of 7%. History has shown that equity prices can still move higher when corporate earnings growth slows from high rates. We believe that companies with stronger financial quality (high cash flow, top line sales growth, low debt) should outperform in this climate, which may support a shift toward stocks with consistent earnings growth as well as the Growth style. We will continue to be very price sensitive in the entry and exit strategies for individual stocks.

We still like stocks relative to bonds, given the current low absolute level of bond yields, the expected continuation of Fed tightening, the risk of higher inflation, and the downward pressure on the dollar. However, the upward path for equities could be bumpy over the near-term following the post-election rally and the increased valuation levels, especially if long-term yields move significantly higher. We favor a relative overweight position in large-caps over small-caps in fully diversified portfolios, and international equities over the S&P 500. In fixed-income portfolios, we believe yields should generally trend higher, and most of the movement will be in short-term rates causing the yield curve to flatten further from the current level. We recommend a neutral relative duration with a modest barbell maturity structure, and an overweight position in securities designed to perform well in rising inflation environments such as Treasury inflation-indexed securities (TIPS). However, following a significant narrowing of credit spreads, we moved to an underweight position in corporate bonds and will shift to an underweight in mortgages.

Patience was required and rewarded in 2004. While we are generally optimistic on the future trend in the equity markets, the cross-currents in the global economy suggest that another dose of patience may be needed to reach longer-term investment goals. I appreciate the confidence you have placed in Trusco in managing your assets, and we value your relationship.

Sincerely,

/s/ Douglas Phillips

Douglas Phillips
Chairman
Trusco Capital Management

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS      November 30, 2004 Percentages are based on market value


--------------------------------------------------------------------------------
PRIME QUALITY MONEY MARKET
--------------------------------------------------------------------------------
Certificates of Deposit                                                 22.7%
Commercial Papers                                                       24.1%
Corporate Bonds                                                         46.2%
Master Notes                                                             3.5%
Repurchase Agreements                                                    3.5%

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                         99.8%
Money Market Funds                                                       0.2%

--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES
MONEY MARKET FUND
--------------------------------------------------------------------------------
U.S. Government Agencies                                                81.0%
Repurchase Agreements                                                   19.0%

--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                               12.7%
Repurchase Agreements                                                   87.3%

--------------------------------------------------------------------------------
VIRGINIA TAX-FREE MONEY
MARKET FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                         98.0%
Money Market Funds                                                       2.0%


Portfolio composition is subject to change.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

PRIME QUALITY MONEY MARKET FUND

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
CERTIFICATES OF DEPOSIT (22.7%)
BANKS (19.9%)
  Barclays Bank PLC, 2.090%,
    03/24/05 (b)               $110,000     $  109,989
  Bayerische Landesbank,
    1.740%, 12/06/04 (b)          5,000          5,000
  BNP Paribas, 1.120%,
    12/30/04                     50,000         49,958
  BNP Paribas, 2.068%,
    08/23/05 (b)                 60,000         59,984
  BNP Paribas, 1.905%,
    10/03/05                     65,000         64,977
  Canadian Imperial Bank,
    2.144%, 04/29/05 (b)         70,000         69,994
  Canadian Imperial Bank,
    2.134%, 05/31/05 (b)         50,000         49,993
  Credit Lyonnais, 1.930%,
    04/04/05 (b)                100,000         99,991
  Credit Suisse First Boston,
    2.055%, 12/13/04             82,000         82,000
  Credit Suisse First Boston,
    1.978%, 04/05/05 (b)         50,000         49,997
  Credit Suisse First Boston,
    2.108%, 11/18/05 (b)         40,000         40,000
  ING Bank NV, 1.985%,
    01/04/05                    150,000        150,000
  Lloyds TSB Group PLC,
    2.500%, 05/31/05             50,000         50,001
  Rabobank Nederland NV,
    2.090%, 03/02/05 (b)        100,000        100,003
  Royal Bank of Canada,
    2.085%, 01/24/05             25,000         24,998
  Wells Fargo & Co., 1.840%,
    12/01/04                      3,000          3,000
                                            ----------
                                             1,009,885
                                            ----------

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (2.8%)
  National Rural Utility
    Cooperative Finance
    Corp., 2.120%, 12/17/04    $ 25,000     $   25,000
  Societe Generale, 1.120%,
    12/23/04                    100,000         99,939
  Societe Generale, 1.185%,
    01/04/05                     20,000         19,983
                                            ----------
                                               144,922
                                            ----------
  Total Certificates of
    Deposit (Cost $1,154,807)                1,154,807
                                            ----------
COMMERCIAL PAPERS (24.1%)
BANKS (7.9%)
  Anz Delaware, 2.003%,
    12/17/04 (c)                  1,900          1,898
  Bank of Ireland, 1.868%,
    12/08/04 (c)                 10,500         10,496
  Bank of Ireland, 1.938%,
    12/09/04 (c)                  1,400          1,399
  Danske Corp., 2.028%,
    12/06/04 (c)                 27,000         26,992
  Danske Corp., 1.940%,
    12/09/04 (c)                  1,256          1,255
  DnB Nor Bank ASA, 1.906%,
    12/03/04 (c)                  3,300          3,300
  DnB Nor Bank ASA, 2.168%,
    01/10/05 (c)                 48,000         47,885
  Northern Rock PLC, 1.847%,
    12/03/04 (c)                  4,620          4,620
  Spintab AB, 1.954%,
    12/03/04 (c)                  6,200          6,199
  Spintab AB, 2.115%,
    12/29/04 (c)                 16,000         15,974
  Spintab AB, 2.157%,
    01/03/05 (c)                  5,100          5,090

                                                                     (Unaudited)

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
BANKS--CONTINUED
  Spintab AB, 2.168%,
    01/10/05 (c)               $100,000     $   99,760
  UBS Finance, 2.060%,
    12/01/04 (c)                175,000        175,000
                                            ----------
                                               399,868
                                            ----------
DIVERSIFIED FINANCIAL SERVICES (12.2%)
  Allianz Financial Corp.,
    1.965%, 12/13/04 (c)         16,550         16,539
  Atlantis One Funding,
    2.051%, 12/02/04 (c)          2,800          2,800
  BMW US Capital, 2.050%,
    12/01/04 (c)                 50,000         50,000
  Caterpillar Financial
    Service, 2.041%,
    12/01/04 (c)                  8,000          8,000
  CDC Commercial Paper,
    2.334%, 02/22/05 (c)            300            298
  CIT Group, Inc., 1.905%,
    12/01/04 (c)                 33,250         33,250
  CIT Group, Inc., 1.925%,
    12/03/04 (c)                  7,214          7,213
  CIT Group, Inc., 2.029%,
    01/04/05 (c)                 16,000         15,969
  CIT Group, Inc., 2.296%,
    03/02/05 (c)                  7,026          6,986
  Citicorp, 1.945%,
    12/13/04 (c)                 50,000         49,968
  Citigroup Global Markets
    Holdings, 2.022%,
    12/10/04 (c)                  8,370          8,366
  Compass Securitization LLC,
    2.051%, 12/03/04 (c)          1,200          1,200
  Compass Securitization LLC,
    2.179%, 01/18/05 (c)          4,285          4,273
  Compass Securitization LLC,
    2.263%, 02/15/05 (c)         15,070         14,998
  Diageo Capital PLC, 2.040%,
    12/01/04 (c)                  2,250          2,250

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Diageo Capital PLC, 2.022%,
    12/06/04 (c)               $  5,355     $    5,353
  ING Funding, 1.984%,
    12/02/04 (c)                    800            800
  ING Funding, 1.897%,
    12/06/04 (c)                  1,400          1,400
  International Lease
    Financial Corp., 2.167%,
    01/10/05 (c)                 23,650         23,593
  International Lease
    Financial Corp., 2.193%,
    01/18/05 (c)                 25,000         24,927
  International Lease
    Financial Corp., 2.042%,
    12/03/04 (c)                 24,150         24,147
  International Lease
    Financial Corp., 2.032%,
    12/10/04 (c)                  5,175          5,172
  Liquid Funding Ltd.,
    2.118%, 12/16/04 (c)         30,000         29,974
  Mane Funding Corp., 2.113%,
    12/21/04 (c)                 13,173         13,158
  National Rural Utilities
    Cooperative Finance
    Corp., 1.939%,
    12/03/04 (c)                 20,550         20,548
  Prudential Funding Corp.,
    2.021%, 12/01/04 (c)         20,007         20,007
  Rabobank USA Finance Corp.,
    2.050%, 12/01/04 (c)        100,000        100,000
  Westpac Capital, 2.012%,
    12/01/04 (c)                126,400        126,400
                                            ----------
                                               617,589
                                            ----------
ELECTRIC (0.3%)
  Consolidated Edison, Inc.,
    2.070%, 12/01/04 (c)          9,400          9,400
  Southern Co., 2.031%,
    12/02/04 (c)                  2,900          2,900
  Southern Co., 2.032%,
    12/07/04 (c)                  5,500          5,498
                                            ----------
                                                17,798
                                            ----------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

PRIME QUALITY MONEY MARKET FUND -- CONTINUED

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
INSURANCE (0.5%)
  New York Life, 2.042%,
    12/06/04 (c)               $  1,022     $    1,022
  Swiss RE Financial, 2.050%,
    01/11/05 (c)                 25,000         24,942
                                            ----------
                                                25,964
                                            ----------
MEDIA (0.7%)
  New York Times, 2.001%,
    12/01/04 (c)                 38,000         38,000
                                            ----------
METAL FABRICATE/HARDWARE (0.0%)
  Rio Tinto, 2.031%,
    12/03/04 (c)                  1,610          1,610
                                            ----------
OIL & GAS (0.1%)
  E.I. du Pont de Nemours,
    2.032%, 12/06/04 (c)          1,000          1,000
  Total Capital, 2.060%,
    12/01/04 (c)                  2,750          2,750
                                            ----------
                                                 3,750
                                            ----------
PHARMACEUTICALS (1.8%)
  Aventis, 2.041%,
    12/03/04 (c)                  4,000          4,000
  Aventis, 1.887%,
    12/08/04 (c)                 15,000         14,995
  Aventis, 2.242%,
    02/09/05 (c)                 47,000         46,795
  Bristol-Myers Squibb Co.,
    2.033%, 12/03/04 (c)         27,700         27,697
                                            ----------
                                                93,487
                                            ----------
TELECOMMUNICATIONS (0.6%)
  SBC Communications, Inc.,
    2.041%, 12/01/04 (c)          3,000          3,000
  SBC Communications, Inc.,
    2.038%, 12/07/04 (c)         25,000         24,992
                                            ----------
                                                27,992
                                            ----------
  Total Commercial Papers
    (Cost $1,226,058)                        1,226,058
                                            ----------

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
CORPORATE BONDS (46.1%)
BANKS (9.8%)
  American Express Centurion,
    2.141%, 02/25/05 (b)       $ 25,000     $   25,000
  American Express Centurion,
    2.154%, 04/29/05 (b)         25,000         24,998
  Bank of America Corp.,
    7.875%, 05/16/05              7,435          7,641
  Bank of New York Co., Inc.,
    2.214%, 05/27/08 (b) (d)     25,000         25,000
  Bayerische Landesbank,
    2.230%, 01/14/05 (b)         20,000         20,004
  Depfa Bank PLC, 1.860%,
    09/15/05 (b)                125,000        125,000
  Northern Rock PLC, 2.023%,
    01/13/05 (b) (d)              2,000          2,000
  Northern Rock PLC, 2.024%,
    03/14/05 (b)                 30,000         30,015
  Northern Rock PLC, 1.870%,
    12/09/08 (b) (d)            101,500        101,519
  Norwest Corp., Ser F,
    6.500%, 06/01/05              2,775          2,836
  Wachovia Corp., 7.450%,
    07/15/05                      7,721          7,952
  Wells Fargo & Co., 2.170%,
    09/14/05 (b)                 51,000         51,001
  Wells Fargo & Co., 2.070%,
    07/15/09 (b)                 50,000         50,000
  Wells Fargo & Co., Ser C,
    2.020%, 01/02/08 (b)         10,000         10,000
  WestLB AG, 1.888%,
    12/17/04 (b)                 15,000         15,000
                                            ----------
                                               497,966
                                            ----------

                                                                     (Unaudited)

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (30.0%)
  American Express Credit,
    Ser B, 2.100%,
    03/05/08 (b)               $ 90,000     $   90,000
  American General Finance,
    Ser G, 2.241%,
    03/24/05 (b)                 25,000         25,021
  AT&T Capital Corp., Ser F,
    6.600%, 05/15/05             11,647         11,885
  Bear Stearns Co., Inc.,
    2.204%, 10/28/09 (b)        125,000        125,000
  Bear Stearns Co., Inc., Ser
    B, 2.313%, 05/23/05 (b)       5,100          5,107
  Beta Finance, Inc., 2.210%,
    05/18/05 (b) (d)            122,000        121,986
  BMW US Capital LLC, 4.071%,
    06/07/05 (b)                100,000        101,017
  Capital One Auto Finance
    Trust, Ser 2004-B,
    2.070%, 10/17/05 (b)         60,288         60,288
  CIT Group, Inc., 3.630%,
    01/31/05 (b)                  1,625          1,629
  CIT Group, Inc., 2.560%,
    02/14/05 (b)                 30,690         30,706
  Credit Suisse First Boston
    USA, Inc., 2.140%,
    03/21/05 (b)                 10,000         10,007
  Dorada Finance, Inc.,
    2.160%, 07/15/05 (b) (d)     50,000         50,016
  General Electric Capital
    Corp., 2.170%,
    07/09/07 (b)                 69,000         69,000
  General Electric Capital
    Corp., 1.599%,
    12/01/51 (b)                  5,297          5,263
  General Electric Capital
    Corp., Ser A, 2.300%,
    02/03/05 (b)                  1,000          1,000

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  General Electric Capital
    Corp., Ser A, 2.005%,
    03/15/05 (b)               $ 17,328     $   17,336
  General Electric Capital
    Corp., Ser A, 7.500%,
    05/15/05                      2,000          2,046
  General Electric Capital
    Corp., Ser A, 1.579%,
    06/28/55 (b)                  5,760          5,701
  General Electric Capital
    Corp., Ser A, 1.800%,
    06/30/55 (b)                  2,250          2,227
  Goldman Sachs Group, Inc.,
    6.625%, 12/01/04 (d)          4,560          4,560
  Goldman Sachs Group, Inc.,
    2.090%, 12/15/05 (b) (d)    100,000        100,000
  Heller Financial, Inc.,
    8.000%, 06/15/05              7,142          7,357
  Household Finance Corp.,
    2.141%, 10/25/05 (b)         50,000         50,000
  Household Finance Corp.,
    2.141%, 10/28/05 (b)         50,000         49,998
  Lehman Brothers Holdings,
    Inc., Ser G, 2.390%,
    01/14/05 (b)                  8,700          8,703
  Lehman Brothers Holdings,
    Inc., Ser G, 2.310%,
    04/05/05 (b)                 10,000         10,010
  Liberty Lights US Capital,
    2.052%, 01/10/05 (b) (d)     35,000         34,999
  Liquid Funding, 2.016%,
    11/07/05 (b) (d)            115,000        114,983
  Merrill Lynch & Co., Ser B,
    2.288%, 12/17/04 (b)         20,000         20,002
  Merrill Lynch & Co.,
    2.230%, 12/21/04 (b)          3,000          3,001

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

PRIME QUALITY MONEY MARKET FUND -- CONCLUDED

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Merrill Lynch & Co.,
    2.039%, 02/03/09 (b)       $ 30,000     $   30,000
  Morgan Stanley, 2.130%,
    03/18/05 (b)                 50,000         50,000
  Morgan Stanley, 2.100%,
    08/13/10 (b)                 75,000         75,000
  Morgan Stanley, 2.155%,
    08/13/10 (b)                 48,500         48,500
  Newcourt Credit Group, Ser
    B, 6.875%, 02/16/05          17,800         17,994
  Norwest Financial, Inc.,
    7.600%, 05/03/05              3,700          3,791
  Sigma Finance, Inc.,
    2.398%, 01/12/05 (b) (d)     50,000         49,999
  Sigma Finance, Inc.,
    2.175%, 08/05/05 (b) (d)     50,000         50,024
  Sigma Finance, Inc.,
    2.050%, 10/11/05 (b) (d)     25,000         24,995
  Toyota Motor Credit Corp.,
    2.155%, 03/17/05 (b)          1,000          1,000
  Toyota Motors Credit Corp.,
    2.130%, 09/09/05 (b)         39,000         39,033
                                            ----------
                                             1,529,184
                                            ----------
ELECTRIC (1.2%)
  Georgia Power Co., 2.435%,
    02/18/05 (b)                 19,030         19,036
  Georgia Power Co., 2.170%,
    04/15/05 (b)                 40,000         40,019
                                            ----------
                                                59,055
                                            ----------
INSURANCE (0.7%)
  Jefferson-Pilot Capital
    Corp., 2.110%,
    02/17/11 (b)                 35,000         35,000
                                            ----------
MEDIA (0.1%)
  New York Times Co., 7.625%,
    03/15/05                      5,100          5,186
                                            ----------

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
PHARMACEUTICALS (1.5%)
  Pfizer, Inc., 2.021%,
    10/07/09 (b) (d)           $ 75,000     $   75,000
                                            ----------
TELECOMMUNICATIONS (2.8%)
  BellSouth Corp., 4.119%,
    04/26/05 (b) (d)            125,000        126,239
  Vodafone Group PLC, 7.625%,
    02/15/05                     14,710         14,879
                                            ----------
                                               141,118
                                            ----------
  Total Corporate Bonds (Cost
    $2,342,509)                              2,342,509
                                            ----------
MASTER NOTES (3.5%)
BANKS (3.5%)
  Banc of America Master
    Note, 2.133%                180,000        180,000
                                            ----------
  Total Master Notes (Cost
    $180,000)                                  180,000
                                            ----------
REPURCHASE AGREEMENTS (3.5%)
  Bear Stearns, 2.025% dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $10,824,578
    (collateralized by Fannie
    Mae obligations; total
    market value $11,043,831)    10,824         10,824
  BNP Paribas, 1.955% dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $21,200,437
    (collateralized by U.S.
    Government obligations;
    total market value
    $21,624,220)                 21,199         21,199

                                                                     (Unaudited)

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Lehman Brothers, 1.985%
    dated 11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $48,764,305
    (collateralized by U.S.
    Government obligations;
    total market value
    $49,739,103)               $ 48,762     $   48,762
  Merrill Lynch, 1.995% dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $28,387,024
    (collateralized by Fannie
    Mae obligations; total
    market value $28,954,421)    28,385         28,385
  Morgan Stanley, 2.005%,
    dated 11/30/04, to be
    repurchased on 12/01/04
    repurchase price
    $8,869,605
    (collateralized by Fannie
    Mae obligations; total
    market value $9,088,822)      8,869          8,869

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  UBS Warburg, 1.995% dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $60,861,344
    (collateralized by Fannie
    Mae obligations; total
    market value $62,076,366)  $ 60,858     $   60,858
                                            ----------
  Total Repurchase Agreements
    (Cost $178,897)                            178,897
                                            ----------
  Total Investments (Cost $5,082,271)
    (a)  -- 99.9%                            5,082,271
  Other assets in excess of
    liabilities  -- 0.1%                         5,115
                                            ----------
  Net Assets -- 100.0%                      $5,087,386
                                            ==========

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

TAX-EXEMPT MONEY MARKET FUND

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
MUNICIPAL BONDS (99.6%)
ALABAMA (4.5%)
  Birmingham, Special Care
    Facilities, Carraway
    Methodist Health
    Project, Ser A, RB,
    LOC: Amsouth Bank,
    1.720%, 08/15/28 (b)     $    9,695    $     9,695
  Birmingham, Special Care
    Facilities, Ser PT-510,
    RB, 1.770%,
    11/15/20 (b)                 14,080         14,080
  Cherokee, Industrial
    Development Board, BOC
    Group Project, RB, LOC:
    Wachovia Bank of
    Georgia, 1.680%,
    04/01/08 (b)                  3,500          3,500
  Covington County, GO,
    LOC: SouthTrust Bank,
    1.750%, 06/01/32 (b)          2,355          2,355
  Daphne-Villa Mercy,
    Special Care Facility
    Authority, Mercy
    Medical Project, RB,
    LOC: AmSouth Bank,
    1.640%, 12/01/27 (b)         13,000         13,000
  Daphne-Villa Mercy,
    Special Care Facility
    Authority, Mercy
    Medical Project, RB,
    LOC: AmSouth Bank,
    1.640%, 12/01/30 (b)         13,200         13,200

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
ALABAMA--CONTINUED
  Marion, Education
    Building Authority,
    Judson College Project,
    RB, LOC: SouthTrust
    Bank, 1.720%,
    01/01/33 (b)             $    6,775    $     6,775
                                           -----------
                                                62,605
                                           -----------
ALASKA (2.7%)
  Valdez, Marine Terminal,
    Exxon Pipeline Co.
    Project, RB, 1.590%,
    10/01/25 (b)                 25,000         25,000
  Valdez, Marine Terminal,
    Exxon Pipeline Co.
    Project, RB, 1.590%,
    12/01/29 (b)                 13,000         13,000
                                           -----------
                                                38,000
                                           -----------
ARIZONA (0.3%)
  Salt River Project,
    Agricultural
    Improvement & Power
    District, Electric
    System, Ser SG-10, RB,
    1.710%, 01/01/30 (b)          3,700          3,700
                                           -----------
ARKANSAS (0.2%)
  Springdale, Sales & Use
    Tax, RB, MBIA, 3.000%,
    07/01/05 (b)                  2,305          2,323
                                           -----------
CALIFORNIA (1.5%)
  CSUCI, Financing
    Authority, RB, 1.600%,
    08/01/31 (b)                  6,100          6,100
  Los Angeles, Regional
    Airports Improvement
    Corp. Lease, RB,
    1.700%, 12/01/25 (b)         13,000         13,000

                                                                     (Unaudited)

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
CALIFORNIA--CONTINUED
  Sacramento City,
    Financing Authority,
    Water Improvement
    Project, RB, AMBAC,
    1.690%, 12/01/08 (b)     $    1,900    $     1,900
                                           -----------
                                                21,000
                                           -----------
COLORADO (0.4%)
  Colorado State, Multi-
    Family Housing &
    Finance Authority, St.
    Moritz Project, Ser H,
    RB, FNMA, 1.690%,
    10/15/16 (b)                  5,615          5,615
                                           -----------
CONNECTICUT (2.4%)
  Connecticut State Health
    and Educational
    Facilities Authority,
    RB, PT-905, 2.200%,
    08/12/19, Callable
    07/01/05 @ 100 (b)           19,755         19,755
  Connecticut State,
    Special Obligation Rate
    Reduction, Series A,
    RB, 3.000%,
    06/30/05 (b)                 12,975         13,079
                                           -----------
                                                32,834
                                           -----------
DISTRICT OF COLUMBIA (1.2%)
  District of Columbia,
    Phillips College, RB,
    LOC: Bank of America,
    1.690%, 08/01/33 (b)          6,000          6,000
  District of Columbia,
    Planned Parenthood, RB,
    LOC: Bank of America,
    1.690%, 12/01/29 (b)          6,600          6,600

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
DISTRICT OF COLUMBIA--CONTINUED
  District of Columbia,
    Planned Parenthood, RB,
    LOC: Branch Banking &
    Trust, 1.700%,
    11/01/27 (b)             $    3,595    $     3,595
                                           -----------
                                                16,195
                                           -----------
FLORIDA (7.7%)
  Dade County, Water &
    Sewer System, Ser SG-
    74, RB, 1.700%,
    10/01/25 (b)                 10,000         10,000
  De Soto County,
    Industrial Development
    Authority, Tremron
    Project, RB, LOC:
    Branch Banking & Trust,
    1.800%, 11/01/15 (b)          4,000          4,000
  Florida State, Housing
    Finance Authority,
    Brentwood Club
    Apartments Project, Ser
    A-1, RB, FNMA, AMT,
    1.690%, 01/15/35 (b)         10,400         10,400
  Florida State,
    Multi-Family Authority,
    Bainbridge Project, Ser
    M, RB, FNMA, AMT,
    1.670%, 12/01/25 (b)          6,270          6,270
  Florida State,
    Multi-Family Housing
    Finance Authority, St.
    Andrews Pointe
    Apartments, Ser E-1,
    RB, FNMA, AMT, LOC:
    Bank of America,
    1.690%, 06/15/36 (b)          8,700          8,700

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
FLORIDA--CONTINUED
  Florida State,
    Multi-Family Housing
    Finance Authority,
    Stone Harbor
    Apartments, Ser K, RB,
    AMT, LOC: Amsouth Bank,
    1.690%, 07/15/36 (b)     $    5,560    $     5,560
  Hillsborough County,
    Industrial Development
    Authority, Independent
    Day School Project, RB,
    LOC: Bank of America,
    1.740%, 09/01/26 (b)          4,300          4,300
  Jacksonville, Economic
    Development Authority,
    Goodwill Project, RB,
    LOC: SouthTrust Bank,
    1.720%, 07/01/23 (b)          3,100          3,100
  Lee County, Housing
    Finance Authority, RB,
    1.650%, 03/01/34 (b)          1,570          1,570
  Manatee County, St.
    Stephens Upper School
    Project, RB, LOC: Bank
    of America, 1.740%,
    11/01/25 (b)                  3,300          3,300
  Miami-Dade County,
    Industrial Development
    Authority, Gulliver
    Schools Project, RB,
    LOC: Bank of America,
    1.740%, 09/01/29 (b)          7,150          7,150
  Munimae, RB, AMT, FHLMC,
    1.770%, 12/19/05 (b)          5,000          5,000

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
FLORIDA--CONTINUED
  Orange County, Housing
    Finance Authority,
    Charleston Club
    Apartments, Ser A, RB,
    AMT, FNMA, 1.670%,
    07/15/34 (b)             $    7,000    $     7,000
  Palm Beach County, Norton
    Gallery Project, RB,
    LOC: Northern Trust
    Company, 1.670%,
    05/01/25 (b)                  2,500          2,500
  Santa Rosa County, Health
    Facilities Authority,
    Baptist Hospital, RB,
    LOC: Bank of America,
    1.690%, 10/01/21 (b)          8,100          8,100
  Sarasota County, Health
    Facilities Authority,
    Bay Village Project,
    RB, LOC: Bank of
    America, 1.740%,
    12/01/23 (b)                  4,400          4,400
  Tampa Bay, Regional Water
    Supply Authority, RB,
    AMT, LOC: Bank of
    America, 1.740%,
    10/01/31 (b)                  9,200          9,200
  University of North
    Florida, Parking
    Systems Project, RB,
    LOC: First Union
    National Bank, 1.730%,
    05/01/28 (b)                  5,500          5,500
                                           -----------
                                               106,050
                                           -----------

                                                                     (Unaudited)

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
GEORGIA (2.3%)
  Atlanta, Airport
    Authority, Ser 313, RB,
    FGIC, AMT, 1.800%,
    01/01/18 (b)             $    3,335    $     3,335
  Cobb County, Educational
    Facilities Development
    Authority, Kennesaw
    State University
    Project, RB, AMBAC,
    1.680%, 11/01/18 (b)          5,030          5,030
  Georgia State, Eagle
    Trust, RB, 1.720%,
    07/01/15 (b)                  7,025          7,025
  Houston County,
    Development Authority,
    Clean Control Project,
    RB, AMT, LOC: Branch
    Banking & Trust,
    1.800%, 06/01/20 (b)          2,800          2,800
  Metropolitan Atlanta,
    Rapid Transit
    Authority, Ser SG-57,
    RB, AMBAC, 1.710%,
    07/01/20 (b)                  5,000          5,000
  Savannah, Economic
    Development Authority,
    Exempt Facilities -
    Construction Utilities
    Project, RB, AMT, LOC:
    Branch Banking & Trust,
    1.800%, 12/01/19 (b)          2,185          2,185
  Savannah, Economic
    Development Authority,
    Kennickell Printing
    Project, RB, AMT, LOC:
    Branch Banking & Trust,
    1.800%, 09/01/11 (b)          1,620          1,620

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
GEORGIA--CONTINUED
  Toombs County, Hospital
    Authority, Meadows
    Regional Medical, RB,
    LOC: Branch Banking &
    Trust, 1.700%,
    12/01/17 (b)             $    4,900    $     4,900
                                           -----------
                                                31,895
                                           -----------
HAWAII (0.4%)
  State Airports System,
    RB, AMT, 1.650%,
    07/01/09 (b)                  4,995          4,995
                                           -----------
IDAHO (0.1%)
  Idaho State, Housing &
    Finance Association,
    Ser PA-115, RB, 1.760%,
    01/01/27 (b)                  1,231          1,231
                                           -----------
ILLINOIS (8.2%)
  Bloomington, Normal
    Airport Authority,
    1.730%, 01/01/12 (b)            800            800
  Chicago, Airport Special
    Facilities, Centerpoint
    O'Hare Project, RB,
    AMT, LOC: Bank One,
    1.730%, 09/01/32 (b)          2,800          2,800
  Chicago, Merlots Project,
    Series WWW, GO, AMBAC,
    1.740%, 01/01/22 (b)         11,000         11,000
  Chicago, Water Authority,
    Merlots Project, RB,
    LOC: Bank of New York,
    1.120%, 11/01/30 (b)         14,940         14,940

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
ILLINOIS--CONTINUED
  Illinois State,
    Development Finance
    Authority, RB, LOC:
    Danske Bank, 1.770%,
    06/01/06 (b)             $   28,000    $    28,000
  Illinois State,
    Educational Facilities
    Authority, Chicago
    Children's Museum
    Project, RB, LOC: Bank
    One, 1.680%,
    02/01/28 (b)                  1,600          1,600
  Illinois State,
    Educational Facilities
    Authority, Museum of
    Science & Industry
    Project, RB, LOC:
    Northern Trust Company,
    1.680%, 11/01/15 (b)          4,500          4,500
  Illinois State, Health
    Facilities Authority,
    Advocate Health Care
    Project, Ser B, RB,
    1.700%, 08/15/22 (b)          2,100          2,100
  Illinois State, Health
    Facilities Authority,
    Proctor Hospital
    Project, RB, LOC: Bank
    One, 1.680%,
    01/01/12 (b)                  3,800          3,800
  Illinois State, Regional
    Transportation
    Authority, Ser SG-82,
    RB, 1.710%,
    06/01/25 (b)                 17,500         17,500
  Illinois State, Merlots,
    Ser B04, GO, FSA,
    1.740%, 12/01/24 (b)          7,240          7,240

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
ILLINOIS--CONTINUED
  Lockport, Industrial
    Development Authority,
    Panduit Project, RB,
    AMT, LOC: Fifth Third
    Bank, 1.790%,
    04/01/25 (b)             $    2,000    $     2,000
  Macon County, Millikin
    University Project, RB,
    AMBAC, 1.690%, 10/01/28
    (b)                           5,850          5,850
  Naperville, Heritage YMCA
    Group, RB, LOC: Fifth
    Third Bank, 1.670%,
    12/01/29 (b)                  7,800          7,800
  Savanna, Industrial
    Development Authority,
    Metform Project, Ser A,
    RB, AMT, LOC: Bank One,
    1.730%, 05/01/14 (b)            500            500
  Savanna, Industrial
    Development Authority,
    Ser B, RB, AMT, LOC:
    Bank One, 1.730%,
    06/01/09 (b)                  1,400          1,400
  Wheeling, Industrial
    Development Authority,
    Circuit Service
    Project, RB, AMT, LOC:
    Bank One Illinois,
    1.830%, 04/01/18 (b)          1,800          1,800
                                           -----------
                                               113,630
                                           -----------

                                                                     (Unaudited)

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
INDIANA (3.4%)
  Elkhart County,
    Industrial Economic
    Development Authority,
    Holly Park Project, RB,
    AMT, LOC: Bank One
    Indiana, 1.830%,
    02/01/10 (b)             $    1,500    $     1,500
  Fort Wayne, Economic
    Development Authority,
    Technical Project, RB,
    AMT, LOC: Bank One,
    1.730%, 07/01/09 (b)          1,000          1,000
  Indiana Bond Bank, RB,
    1.720%, 02/01/22,
    Callable 02/01/15 @ 100
    (b)                           5,190          5,190
  Indiana State,
    Development Finance
    Authority, Christel
    House Project, RB, LOC:
    Fifth Third Bank,
    1.670%, 02/01/23 (b)          6,940          6,940
  Indiana State,
    Development Finance
    Authority, Culver
    Educational Project,
    RB, LOC: Northern Trust
    Company, 1.680%,
    01/01/32 (b)                 12,700         12,700
  Indiana State,
    Development Finance
    Authority, Historical
    Society Project, RB,
    LOC: Bank One Indiana,
    1.680%, 08/01/31 (b)          1,200          1,200

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
INDIANA--CONTINUED
  Indiana State, Health
    Facilities Financing
    Authority, Clarian
    Health Partners
    Project, Ser B, RB,
    SPA: NBD Bank, 1.660%,
    02/15/26 (b)             $    2,000    $     2,000
  La Porte County,
    Industrial Economic
    Development Authority,
    Pedcor
    Investments -- Woodland
    Project, RB, AMT, FHLB,
    1.780%, 10/01/29 (b)          1,200          1,200
  Marshall County,
    Industrial Economic
    Development Authority,
    Culver Education
    Foundation Project, RB,
    LOC: Bank One, 1.680%,
    01/01/35 (b)                  8,300          8,300
  Warren Township, Vision
    2005, Merlots, Ser
    A-52, RB, FGIC, 1.740%,
    07/15/20 (b)                  6,600          6,600
                                           -----------
                                                46,630
                                           -----------
IOWA (0.5%)
  Iowa, Higher Education
    Loan Authority, Private
    College -- Graceland
    Project, RB, LOC: Bank
    of America, 1.740%,
    02/01/33 (b)                  3,800          3,800

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
IOWA--CONTINUED
  Sac County, Industrial
    Development Authority,
    Evapco Project, RB,
    AMT, LOC: Bank of
    America, 1.790%,
    07/01/16 (b)             $    2,620    $     2,620
                                           -----------
                                                 6,420
                                           -----------
KANSAS (0.2%)
  Sedgewick & Shawnee
    Counties, Single Family
    Revenue, RB, SPA:
    Merrill Lynch, 1.760%,
    12/01/22 (b)                  2,890          2,890
                                           -----------
KENTUCKY (0.3%)
  Campbell County,
    Industrial Building
    Authority, Hospital
    Imaging Project, RB,
    LOC: Fifth Third Bank,
    1.690%, 04/01/20 (b)          2,815          2,815
  Kentucky State,
    Development Districts
    Financing Authority,
    RB, LOC: First Union
    National Bank, 1.780%,
    06/01/33 (b)                  1,000          1,000
                                           -----------
                                                 3,815
                                           -----------
LOUISIANA (1.2%)
  Louisiana Public
    Facilities Authority,
    Advance Funding, Ser C,
    RB, 3.000%,
    10/20/05 (b)                  3,325          3,361

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
LOUISIANA--CONTINUED
  Louisiana Public
    Facilities Authority,
    Advance Funding, Ser D,
    RB, 3.000%,
    10/20/05 (b)             $   13,235    $    13,379
                                           -----------
                                                16,740
                                           -----------
MARYLAND (3.3%)
  Howard County, Economic
    Development Authority,
    Norbell School Project,
    RB, LOC: Branch Banking
    & Trust, 1.700%,
    02/01/28 (b)                  4,885          4,885
  Maryland State, Economic
    Development Authority,
    YMCA Central Maryland
    Project, RB, LOC:
    Branch Banking & Trust,
    1.700%, 04/01/28 (b)          4,450          4,450
  Maryland State, Ser
    PA-816, GO, 1.690%,
    03/01/12 (b)                  5,995          5,995
  Montgomery County,
    Housing Opportunities
    Authority, Ser I, RB,
    AMT, FNMA, 1.670%,
    06/01/30 (b)                 30,000         30,000
                                           -----------
                                                45,330
                                           -----------
MASSACHUSETTS (3.4%)
  Massachusetts State
    Development Financing
    Agency, Boston
    University, Ser R2, RB,
    1.650%, 10/01/42 (b)         21,600         21,600

                                                                     (Unaudited)

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
MASSACHUSETTS--CONTINUED
  Massachusetts State
    Development Financing
    Agency, Boston
    University, Ser R4, RB,
    1.650%, 10/01/42 (b)     $   15,000    $    15,000
  Massachusetts State, Ser
    PT-1390, GO, FSA,
    1.680%, 03/01/10 (b)          9,925          9,925
                                           -----------
                                                46,525
                                           -----------
MICHIGAN (1.8%)
  Detroit Sewer Disposal
    System, Ser E, RB,
    1.550%, 07/01/31 (b)         15,000         15,000
  Michigan, Ser 2004-2, RB,
    GNMA, AMT, SPA: ABN
    Amro Bank, 1.770%,
    12/20/11 (b)                  9,780          9,780
  Oakland County, Economic
    Development Authority,
    Moody Family Limited
    Project, RB, AMT, LOC:
    Bank One Michigan,
    1.830%, 09/01/12 (b)            600            600
                                           -----------
                                                25,380
                                           -----------
MISSOURI (0.3%)
  Carthage, Industrial
    Development Authority,
    Schrieber Project, RB,
    AMT, LOC: First
    National Bank, 1.730%,
    11/01/10 (b)                  3,100          3,100

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
MISSOURI--CONTINUED
  Missouri State,
    Environmental
    Improvement & Energy
    Resource Authority,
    Utilicorp United
    Project, RB, AMT, LOC:
    Toronto Dominion Bank,
    1.730%, 05/01/28 (b)     $      700    $       700
                                           -----------
                                                 3,800
                                           -----------
MONTANA (0.6%)
  Missoula County, Economic
    Development Authority,
    Dinny Stranahan
    Research Project, RB,
    LOC: Northern Trust
    Company, 1.690%,
    06/01/20 (b)                  8,500          8,500
                                           -----------
NEVADA (1.0%)
  Clark County, Airport
    Improvement Authority,
    Sub-Lien, Ser A-2, RB,
    AMT, LOC: Westdeutsche
    Landesbank, 1.700%,
    07/01/25 (b)                  3,825          3,825
  Nevada State, Ser 344,
    GO, FGIC, 1.730%,
    05/15/28 (b)                  5,495          5,495
  Nevada State, Ser SG-114,
    RB, 1.710%, 03/01/27
    (b) (d)                       5,000          5,000
                                           -----------
                                                14,320
                                           -----------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
NEW JERSEY (2.6%)
  New Jersey State,
    Transportation
    Authority, Ser PA-802,
    RB, FSA, 1.690%,
    12/15/09 (b)             $   10,000    $    10,000
  New Jersey, Economic
    Development Authority,
    RB, MBIA, 1.690%,
    06/15/10 (b)                 15,620         15,620
  New Jersey, Economic
    Development Authority,
    RB, MBIA, 1.690%,
    12/15/14 (b)                 10,645         10,645
                                           -----------
                                                36,265
                                           -----------
NEW YORK (10.9%)
  Metropolitan New York,
    Transportation
    Authority, Ser PA-1077,
    RB, FSA, 1.700%,
    05/15/10 (b)                 20,500         20,500
  New York City, Multi-
    Family Housing Finance
    Authority, Ser A, RB,
    LOC: KeyBank, 1.650%,
    07/01/35 (b)                 35,205         35,205
  New York City, Municipal
    Water Financing
    Authority, Ser PA-454,
    RB, SPA: Merrill Lynch
    Capital, 1.690%,
    07/15/30 (b)                 14,500         14,500
  New York City, Municipal
    Water Financing
    Authority, Ser SGB-27,
    RB, FSA, 1.690%,
    06/15/24 (b)                  9,000          9,000

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
NEW YORK--CONTINUED
  New York City, PT-2203,
    RB, MBIA, 1.700%,
    08/01/10 (b)             $    4,985    $     4,985
  New York State, Dormitory
    Authority, Ser PA-781,
    RB, FSA, 1.690%,
    05/15/17 (b)                  6,655          6,655
  New York State, Housing
    Finance Agency, Ser A,
    RB, AMT, FNMA, 1.670%,
    05/15/33 (b)                 29,000         29,000
  New York State, Housing
    Finance Agency, Ser A,
    RB, AMT, FNMA, 1.680%,
    11/01/35 (b)                 15,000         15,000
  New York State, Local
    Government Assistance,
    Ser PT-410, 1.690%,
    04/01/10 (b)                 14,925         14,925
  Southeast New York,
    Industrial Development
    Agency, Unilock New
    York Project, RB, AMT,
    LOC: Bank One, 1.830%,
    12/01/12 (b)                  2,200          2,200
                                           -----------
                                               151,970
                                           -----------
NORTH CAROLINA (4.7%)
  Charlotte NC Water &
    Sewer System, RB,
    2.000%, 06/03/05, Pays
    at Maturity (b)              11,500         11,500
  Charlotte NC Water &
    Sewer System, RB,
    1.600%, 08/01/34,
    Puttable 06/03/05 @ 100
    (b)                          10,000         10,000

                                                                     (Unaudited)

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
NORTH CAROLINA--CONTINUED
  Charlotte, Airport
    Authority, Ser A, RB,
    AMT, MBIA, 1.690%,
    07/01/17 (b)             $    3,700    $     3,700
  Cleveland County, Family
    YMCA, RB, LOC: Branch
    Banking & Trust,
    1.700%, 08/01/18 (b)          2,400          2,400
  Forsyth County
    Communications System
    Project, COP, SPA:
    Wachovia Bank, 1.700%,
    10/01/12 (b)                 10,345         10,345
  Guilford County,
    Industrial &
    Recreational Facilities
    Authority. YMCA
    Project, RB, LOC:
    Branch Banking & Trust,
    1.700%, 02/01/23 (b)          4,900          4,900
  North Carolina State,
    Educational Facilities
    Finance Agency,
    Guilford College
    Project, RB, MBIA,
    1.700%, 05/01/24 (b)          2,000          2,000
  North Carolina State,
    Medical Care Authority,
    Westcare Health
    Systems, RB, LOC:
    Branch Banking & Trust,
    1.700%, 09/01/22 (b)          4,600          4,600

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
NORTH CAROLINA--CONTINUED
  North Carolina State,
    Medical Care
    Commission, Friends
    Homes, RB, LOC: Bank of
    America, 1.690%,
    09/01/33 (b)             $    6,955    $     6,955
  North Carolina State,
    Medical Care Community
    Hospital, Lutheran
    Services for the Aging
    Project, RB, LOC:
    Branch Banking & Trust,
    1.680%, 03/01/28 (b)          8,135          8,135
                                           -----------
                                                64,535
                                           -----------
OHIO (2.3%)
  Ohio State, Air Quality
    Development Authority,
    JMG Limited
    Partnership, Ser A, RB,
    AMT, LOC: Westdeutsche
    Landesbank, 1.670%,
    04/01/28 (b)                  3,000          3,000
  Ohio State, Higher
    Educational Facility
    Commission, Pooled
    Financing Project, RB,
    LOC: Fifth Third Bank,
    1.730%, 09/01/18 (b)          3,695          3,695
  Rickenbacker, Port
    Authority, YMCA of
    Central Ohio Project,
    RB, LOC: Fifth Third
    Bank, 1.680%,
    05/01/22 (b)                  8,500          8,500

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
OHIO--CONTINUED
  Toledo, City Services,
    Special Assessment,
    LOC: Bank One, 1.680%,
    12/01/04 (b)             $    8,600    $     8,600
  Warrren County, Health
    Care Improvement,
    Otterbein Project, Ser
    A, RB, LOC: Fifth Third
    Bank, 1.660%,
    07/01/21 (b)                  7,945          7,945
                                           -----------
                                                31,740
                                           -----------
OTHER (9.2%)
  Municipal Securities Pool
    Trust Receipts, 1.820%,
    06/01/34 (b)                 30,480         30,480
  Municipal Securities Pool
    Trust Receipts, 1.820%,
    01/01/35 (b)                  8,800          8,800
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Cl A, 1.200%,
    01/01/32 (b)                 10,000         10,000
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Cl B, 1.770%,
    01/01/32 (b)                 58,000         58,000
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Cl D, 1.820%,
    03/01/40 (b)                 10,000         10,000
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Cl I, 1.820%,
    03/01/40 (b)                 10,000         10,000
                                           -----------
                                               127,280
                                           -----------

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
PENNSYLVANIA (2.6%)
  Berks County, Industrial
    Development Authority,
    Kutztown University
    Foundation Project, RB,
    LOC: Wachovia Bank,
    1.680%, 01/01/27 (b)     $   13,000    $    13,000
  Cambria County,
    Industrial Development
    Authority, Kutztown
    University Foundation
    Project, RB, AMT, LOC:
    Bayerische Hypo,
    1.710%, 12/01/28 (b)          7,125          7,125
  Delaware River Port
    Authority, RB, FSA,
    1.710%, 01/01/10 (b)          7,000          7,000
  Philadelphia, Industrial
    Development Authority,
    Chemical Heritage
    Foundation Project, RB,
    LOC: Wachovia Bank,
    1.680%, 07/01/27 (b)          9,225          9,225
                                           -----------
                                                36,350
                                           -----------
RHODE ISLAND (0.4%)
  Rhode Island State,
    Health & Educational
    Building Authority,
    Ocean Street Assitance,
    RB, LOC: Sovereign
    Bank, 1.640%,
    07/01/31 (b)                  6,000          6,000
                                           -----------

                                                                     (Unaudited)

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
SOUTH CAROLINA (3.9%)
  Newberry County, Memorial
    Hospital Authority,
    Newberry County
    Memorial Hospital
    Project, RB, LOC: First
    Union National Bank,
    1.680%, 12/01/29 (b)     $   10,000    $    10,000
  South Carolina State,
    Educational Facilities
    Authority, Charleston
    Southern University
    Project, RB, LOC: Bank
    of America, 1.690%,
    04/01/28 (b)                  5,550          5,550
  South Carolina State,
    Educational Facilities
    Authority, Newberry
    College Project, RB,
    LOC: Branch Banking &
    Trust, 1.700%,
    08/01/22 (b)                  3,775          3,775
  South Carolina State,
    Jobs Economic
    Development Authority,
    Anderson Area YMCA
    Project, RB, LOC: Bank
    of America, 1.740%,
    11/01/24 (b)                  7,100          7,100
  South Carolina State,
    Jobs Economic
    Development Authority,
    Carolina Village
    Project, RB, LOC:
    Branch Banking & Trust,
    1.700%, 02/01/22 (b)            105            105

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
SOUTH CAROLINA--CONTINUED
  South Carolina State,
    Jobs Economic
    Development Authority,
    Developmental
    Foundation Project, RB,
    LOC: Branch Banking &
    Trust, 1.700%,
    12/01/10 (b)             $    6,000    $     6,000
  South Carolina State,
    Jobs Economic
    Development Authority,
    Sargent Metal
    Fabricators Project,
    RB, AMT, LOC: Branch
    Banking & Trust,
    1.800%, 11/01/22 (b)          2,435          2,435
  South Carolina State,
    Jobs Economic
    Development Authority,
    YMCA Beaufort County
    Project, RB, LOC:
    Branch Banking & Trust,
    1.700%, 12/01/24 (b)          3,450          3,450
  South Carolina State,
    Jobs Economic
    Development Authority,
    Diversified Coating
    Project, RB, LOC:
    Branch Banking & Trust,
    1.800%, 04/01/17 (b)          2,185          2,185
  South Carolina, Housing
    Finance & Development
    Authority, Ser PT-1272,
    RB, FHLMC, 1.770%,
    12/15/30 (b)                 10,000         10,000

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
SOUTH CAROLINA--CONTINUED
  University of South
    Carolina, Jobs Economic
    Development Authority,
    Development Foundation
    Project, RB, LOC:
    Branch Banking & Trust,
    1.700%, 12/01/10 (b)     $    4,000    $     4,000
                                           -----------
                                                54,600
                                           -----------
TENNESSEE (1.7%)
  Covington, Industrial
    Development Board,
    Charms Project, RB,
    AMT, LOC: Bank of
    America, 1.730%,
    06/01/27 (b)                  3,000          3,000
  Knox County, Industrial
    Development Board,
    Educational Services of
    America Project, RB,
    LOC: Branch Banking &
    Trust, 1.700%,
    12/01/22 (b)                  3,705          3,705
  Metropolitan Government
    Nashville & Davidson
    County, Nashville
    Christian School
    Project, RB, LOC:
    SouthTrust Bank,
    1.720%, 09/01/23 (b)          1,565          1,565
  Tennessee State, Local
    Development Authority,
    RB, Ser A, 3.000%,
    05/31/05 (b)                 15,000         15,110
                                           -----------
                                                23,380
                                           -----------

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
TEXAS (4.4%)
  Coastal Bend, Health
    Facilities Development
    Authority, Incarnate
    World Health Systems
    Project, Ser B, RB,
    AMBAC, 1.640%,
    08/15/28 (b)             $   17,400    $    17,400
  Houston, Airport System,
    Ser SG-149, RB, FSA,
    1.720%, 07/01/28 (b)         17,500         17,500
  Houston, Higher Education
    Finance Authority, Ser
    SG-139, RB, SPA:
    Societe Generale,
    1.710%, 11/15/29 (b)          3,100          3,100
  Houston, Water & Sewer
    System Authority, Ser
    SG-78, RB, 1.710%,
    12/01/25 (b)                  8,835          8,835
  Pearland, Independent
    School District, Ser
    SG-106, GO, 1.710%,
    02/15/22 (b)                    600            600
  Texas State, Eagle Trust,
    Ser 991301, GO, 1.720%,
    06/01/25 (b)                  9,900          9,900
  Texas State, Lower
    Colorado River
    Authority, Merlots, Ser
    ZZZ, RB, FSA, 1.740%,
    10/01/28 (b)                  3,500          3,500
                                           -----------
                                                60,835
                                           -----------

                                                                     (Unaudited)

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
VIRGINIA (6.5%)
  Alexandria, Redevelopment
    & Housing Authority,
    Ser PT-1251, RB,
    1.810%, 12/01/29 (b)     $    4,495    $     4,495
  Charlottesville,
    Industrial Development
    Authority, Seminole
    Project, Ser A, RB,
    LOC: Branch Banking &
    Trust, 1.620%,
    12/01/13 (b)                  3,635          3,635
  Chesterfield County,
    Industrial Development
    Authority, RB, SPA:
    Merrill Lynch, 1.770%,
    02/15/07 (b)                  6,995          6,995
  Clarke County, Industrial
    Development Authority,
    Powhatan School
    District Project, RB,
    LOC: Branch Banking &
    Trust, 1.700%,
    09/01/22 (b)                  1,600          1,600
  Danville-Pittsylvania,
    Industrial Development
    Facility, Institute of
    Advanced Research
    Project, RB, LOC:
    Branch Banking & Trust,
    1.700%, 08/01/12 (b)          2,325          2,325

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
VIRGINIA--CONTINUED
  Front Royal & Warren
    County, Industrial
    Development Authority,
    Warren Memorial
    Hospital Project, RB,
    LOC: Branch Banking &
    Trust, 1.700%,
    05/01/23 (b)             $    2,945    $     2,945
  Hanover County,
    Industrial Development
    Authority, Covenant
    Woods Project, RB, LOC:
    Branch Banking & Trust,
    1.700%, 07/01/29 (b)         10,810         10,810
  Lexington, Industrial
    Development Authority,
    RB, 1.680%, 12/01/34,
    Callable 12/01/10 @ 100
    (b)                          10,000         10,000
  Louisa County, Industrial
    Development Authority,
    University of Virginia
    Health Services
    Foundation, RB, LOC:
    First Union National
    Bank, 1.680%, 10/01/30
    (b)                           3,000          3,000
  Rockingham County,
    Industrial Development
    Authority, Sunnyside
    Presbyterian, RB, LOC:
    Branch Banking & Trust,
    1.700%, 12/01/33 (b)         10,600         10,600

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

TAX-EXEMPT MONEY MARKET FUND -- CONCLUDED

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
VIRGINIA--CONTINUED
  Shenandoah County,
    Industrial Development
    Authority, Shenandoah
    Memorial Hospital, RB,
    LOC: Branch Banking &
    Trust, 1.700%,
    11/01/14 (b)             $    3,270    $     3,270
  University of Virginia,
    Merlots, Ser B-31, RB,
    SPA: Wachovia, 1.740%,
    06/01/27 (b)                  4,740          4,740
  Virginia Beach,
    Development Authority,
    Ser PT-1146, RB, AMT,
    1.800%, 09/01/16 (b)          1,100          1,100
  Virginia College,
    Building Authority,
    Shenandoah University
    Project, RB, LOC:
    Branch Banking & Trust,
    1.670%, 05/01/32 (b)          3,000          3,000
  Virginia State Resource
    Authority, Clean Water
    Revenue, Ser PA-790,
    RB, 1.690%, 10/01/16,
    Callable 10/01/10 @ 100
    (b)                           2,000          2,000
  Virginia State,
    Biotechnology Research
    Park Authority, RB,
    LOC: Wachovia Bank,
    1.680%, 04/01/27 (b)          6,890          6,890
  Virginia State, Public
    School Authority, Ser
    PT-1619, RB, 1.690%,
    08/01/08 (b)                  2,490          2,490

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
VIRGINIA--CONTINUED
  Virginia, Ser 2003-33,
    RB, MBIA, SPA: ABN-Amro
    Bank, 1.690%,
    04/01/11 (b)             $    5,370    $     5,370
  Williamsburg, Industrial
    Development Authority,
    Colonial Williamsburg,
    RB, LOC: First Union
    National Bank, 1.680%,
    10/01/35 (b)                  4,220          4,220
                                           -----------
                                                89,485
                                           -----------
WASHINGTON (2.3%)
  King County, Housing
    Authority, RB, 1.690%,
    09/20/42 (b)                  5,580          5,580
  King County, Water &
    Sewer Authority, Ser
    PT-1071, RB, FSA,
    1.710%, 01/01/10 (b)          7,495          7,495
  Northwest Electric,
    Energy, Ser PT-2186,
    RB, FSA, 1.730%,
    07/01/08 (b)                    500            500
  Seattle, Ser 348, GO,
    1.730%, 12/15/28 (b)          4,495          4,495
  Washington State, Public
    Power Supply System,
    Nuclear Power Supply
    System, Nuclear Power
    Project No. 1, Ser
    1A-1, RB, LOC: Bank of
    America, 1.680%,
    07/01/17 (b)                  3,745          3,745

                                                                     (Unaudited)

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
WASHINGTON--CONTINUED
  Washington State,
    Merlots, Ser B-23, GO,
    MBIA, SPA: Wachovia,
    1.740%, 12/01/25 (b)     $   10,000    $    10,000
                                           -----------
                                                31,815
                                           -----------
WISCONSIN (0.2%)
  Appleton, Industrial
    Development, Pro Label
    Project, RB, AMT, LOC:
    Bank One, 1.930%,
    11/01/12 (b)                    585            585
  Germantown, Industrial
    Development Authority,
    Speaker Project, RB,
    AMT, LOC: Bank One
    Milwaukee, 1.930%,
    08/01/11 (b)                    560            560
  Holland, Industrial
    Development Authority,
    White Clover Dairy
    Project, RB, AMT, LOC:
    Bank One Wisconsin,
    1.830%, 06/01/13 (b)            985            985

------------------------------------------------------
                             Shares or
                             Principal
                               Amount         Value
------------------------------------------------------
WISCONSIN--CONTINUED
  Oconomowoc, Industrial
    Development Authority,
    Quest Technologies
    Project, RB, AMT, LOC:
    Bank One Wisconsin,
    1.830%, 05/01/18 (b)     $    1,255    $     1,255
                                           -----------
                                                 3,385
                                           -----------
  Total Municipal Bonds
    (Cost $1,378,063)                        1,378,063
                                           -----------
MONEY MARKET FUNDS (0.2%)
  Goldman Sachs Financial
    Square Funds, Tax Free
    Money Market Fund         2,715,239          2,715
  SEI Tax Exempt Trust,
    Institutional Tax Free
    Fund                        175,971            176
                                           -----------
  Total Money Market Funds
    (Cost $2,891)                                2,891
                                           -----------
  Total Investments (Cost
    $1,380,954) (a) --99.8%                  1,380,954
  Other assets in excess of
    liabilities -- 0.2%                          2,142
                                           -----------
  Net Assets -- 100.0%                     $ 1,383,096
                                           ===========

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
U.S. GOVERNMENT AGENCIES (81.0%)
FANNIE MAE (28.6%)
  1.994%, 12/14/04 (c)             $25,000     $ 24,982
  1.079%, 12/16/04 (c)              10,000        9,996
  1.918%, 12/22/04 (c)              25,000       24,972
  1.928%, 12/29/04 (c)              25,000       24,963
  1.268%, 01/07/05 (c)              20,000       19,974
  1.245%, 02/04/05 (c)              20,000       19,956
  1.360%, 02/15/05                  15,000       15,000
  2.060%, 02/23/05 (b)              50,000       49,999
  1.573%, 04/01/05 (c)              10,000        9,948
  2.048%, 05/03/05 (b)              25,000       24,998
  2.067%, 06/24/05 (c)              15,000       14,829
  2.420%, 10/14/05 (c)              20,000       19,580
                                               --------
                                                259,197
                                               --------
FEDERAL AGRICULTURAL MORTGAGE CORPORATION (6.1%)
  2.075%, 02/24/05 (b)              30,000       30,000
  2.050%, 09/30/05 (b)              25,000       25,004
                                               --------
                                                 55,004
                                               --------
FEDERAL FARM CREDIT BANK (6.6%)
  2.094%, 01/28/05 (b)              20,000       20,000
  2.001%, 05/16/05 (b)              25,000       24,998
  2.198%, 09/15/05 (c)              15,000       14,742
                                               --------
                                                 59,740
                                               --------
FEDERAL HOME LOAN BANK (22.7%)
  2.125%, 12/15/04                  35,000       35,003
  2.338%, 12/15/04 (b)              25,000       25,000
  2.328%, 12/17/04 (b)              45,200       45,200
  1.200%, 04/01/05                  15,000       14,999
  1.400%, 04/01/05, Callable
    03/08/05 @100                   20,000       20,000
  2.001%, 09/16/05 (b)              65,000       64,977
                                               --------
                                                205,179
                                               --------
FREDDIE MAC (17.0%)
  1.626%, 12/06/04 (c)              25,000       24,995
  1.520%, 12/24/04                  10,000       10,000

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
FREDDIE MAC--CONTINUED
  1.731%, 12/27/04 (c)             $15,000     $ 14,981
  1.711%, 12/31/04 (c)              25,000       24,965
  2.051%, 06/09/05 (c)              20,000       19,787
  2.020%, 06/27/05 (c)              15,000       14,828
  2.333%, 09/20/05 (c)              10,000        9,814
  2.346%, 10/18/05 (c)              15,000       14,693
  2.802%, 11/15/05 (c)              20,000       19,471
                                               --------
                                                153,534
                                               --------
  Total U.S. Government Agencies
    (Cost $732,654)                             732,654
                                               --------
REPURCHASE AGREEMENTS (19.0%)
  ABN AMRO, 1.955%, dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase
    price $19,241,512
    (collateralized by FHDN
    obligations; total market
    value $19,626,037)              19,240       19,240
  Bear Stearns, 2.025%, dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase
    price $23,378,294
    (collateralized by FNMA
    obligations; total market
    value $23,846,077)              23,377       23,377
  BNP Paribas, 1.955%, dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase
    price $23,461,499
    (collateralized by FHLB
    obligations; total market
    value $23,932,345)              23,460       23,460

                                                                     (Unaudited)

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Lehman Brothers, 1.985%, dated
    11/30/04, to be repurchased
    in 12/01/04, repurchase
    price $35,179,197
    (collateralized by FGPC
    obligations; total market
    value $35,881,914)             $35,177     $ 35,178
  Merrill Lynch, 1.995%, dated
    11/30/04, to be repurchased
    in 12/01/04, repurchase
    price $26,591,681
    (collateralized by GNMA
    obligations; total market
    value $27,122,816)              26,590       26,590
  Morgan Stanley, 2.005%, dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase
    price $10,981,917
    (collateralized by FNAR
    obligations; total market
    value $11,200,951)              10,981       10,981

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  UBS Warburg, 1.995%, dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase
    price $33,150,757
    (collateralized by FNRM
    obligations; total market
    value $33,814,140)             $33,149     $ 33,149
                                               --------
  Total Repurchase Agreements
    (Cost $171,975)                             171,975
                                               --------
  Total Investments (Cost
    $904,629) (a)  -- 100.0%                    904,629
                                               --------
  Liabilities in excess of other
    assets  -- 0.0%                                (301)
                                               --------
  Net Assets  -- 100.0%                        $904,328
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

U.S. TREASURY MONEY MARKET FUND

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
U.S. TREASURY OBLIGATIONS (12.7%)
U.S. TREASURY BILLS (4.5%)
  2.221%, 02/24/05             $ 60,000     $   59,695
                                            ----------
U.S. TREASURY NOTES (8.2%)
  6.750%, 05/15/05               60,000         61,290
  5.750%, 11/15/05               45,000         46,468
                                            ----------
                                               107,758
                                            ----------
  Total U.S. Treasury
    Obligations (Cost
    $167,453)                                  167,453
                                            ----------
REPURCHASE AGREEMENTS (87.4%)
  ABN Amro, 1.905%, dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $59,647,178
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $60,837,248)                 59,644         59,644
  Bear Stearns, 1.855%, dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $24,945,101
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $26,472,068)                 24,944         24,944
  BNP Paribas, 1.905%, dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $321,991,218
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $328,414,181)               321,974        321,974

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Deutsche Bank, 1.905%,
    dated 11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $62,325,758
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $63,571,143)               $ 62,325     $   62,325
  Dresdner Bank, 1.875%,
    dated 11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $62,192,759
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $63,438,824)                 62,190         62,190
  Greenwich Capital, 1.905%,
    dated 11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $326,072,827
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $332,578,239)               326,056        326,055
  JPMorgan, 1.875%, dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $58,403,644
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $59,571,083)                 58,401         58,401

                                                                     (Unaudited)

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Lehman Brothers, 1.915%,
    dated 11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $62,016,456
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $63,253,908)               $ 62,013     $   62,013
  Merrill Lynch, 1.885%,
    dated 11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $60,482,407
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $61,692,298)                 60,480         60,480
  Morgan Stanley Dean Witter,
    1.875%, dated 11/30/04,
    to be repurchased on
    12/01/04, repurchase
    price $61,044,630
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $62,262,382)                 61,041         61,041

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  UBS Warburg, 1.915%, dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $57,729,174
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $58,885,146)               $ 57,726     $   57,726
                                            ----------
  Total Repurchase Agreements
    (Cost $1,156,793)                        1,156,793
                                            ----------
  Total Investments (Cost
    $1,324,246) (a)  --
    100.1%                                   1,324,246
  Liabilities in excess of
    other assets  -- (0.1)%                     (1,892)
                                            ----------
  Net Assets  -- 100.0%                     $1,322,354
                                            ==========

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

VIRGINIA TAX-FREE MONEY MARKET FUND

-----------------------------------------------------
                               Shares or
                               Principal
                                 Amount       Value
-----------------------------------------------------
MUNICIPAL BONDS (100.5%)
PUERTO RICO (12.8%)
  Puerto Rico Commonwealth,
    1.670%, 07/01/12 (b)       $    5,000    $  5,000
  Puerto Rico Commonwealth,
    1.670%, 07/01/13 (b)            5,000       5,000
  Puerto Rico Commonwealth,
    1.670%, 07/01/16 (b)            2,000       2,000
  Puerto Rico, Electric Power
    Authority, RB, 1.670%,
    07/01/16 (b)                    5,750       5,750
  Puerto Rico, Finance
    Agency, Ser 609, 1.670%,
    08/01/19 (b)                    9,500       9,500
  Puerto Rico, Public
    Building Authority, Ser
    577, RB, AMBAC, 1.670%,
    07/01/21 (b)                    4,000       4,000
  Puerto Rico, Public Finance
    Corp., AMBAC, 1.670%,
    06/01/14, Callable
    07/01/08 @ 101.5 (b)            7,300       7,300
  Puerto Rico, Public Finance
    Corp., Ser 502, 1.670%,
    06/01/19 (b)                    6,315       6,315
                                             --------
                                               44,865
                                             --------
VIRGINIA (87.7%)
  Albemarle County,
    Industrial Development
    Authority, Eldercare
    Gardens Project, RB, LOC:
    Bank of America, 1.690%,
    12/01/05 (b)                    2,445       2,445

-----------------------------------------------------
                               Shares or
                               Principal
                                 Amount       Value
-----------------------------------------------------
VIRGINIA--CONTINUED
  Albemarle County,
    Industrial Development
    Authority, University of
    Virginia Health Services
    Project, RB, 1.680%,
    10/01/22 (b)               $    6,185    $  6,185
  Alexandria, Industrial
    Development Authority,
    Alexandria County Day
    School, RB, 1.730%,
    06/01/25 (b)                    4,295       4,295
  Alexandria, Industrial
    Development Authority,
    American Red Cross
    Project, RB, LOC: First
    Union National Bank,
    1.730%, 01/01/09 (b)            2,515       2,515
  Alexandria, Industrial
    Development Authority,
    Association for
    Supervision & Currency
    Project, RB, 1.680%,
    07/01/23 (b)                    1,485       1,485
  Alexandria, Industrial
    Development Authority,
    Pooled Loan Program, Ser
    A, RB, LOC: Bank of
    America, 1.690%,
    07/01/26 (b)                    1,000       1,000
  Alexandria, Redevelopment &
    Housing Authority, Ser PT
    1444, RB, 1.770%,
    12/01/04 (b)                    1,000       1,000
  Arlington County, Ballston
    Public Parking Project,
    RB, LOC: Citibank,
    1.570%, 08/01/17 (b)            6,750       6,750

                                                                     (Unaudited)

-----------------------------------------------------
                               Shares or
                               Principal
                                 Amount       Value
-----------------------------------------------------
VIRGINIA--CONTINUED
  Ashland, Industrial
    Development Authority,
    Health & Community
    Services Facilities
    Authority, YMCA Greater
    Richmond Project, Ser A,
    RB, 1.680%, 11/01/20 (b)   $    8,740    $  8,740
  Charles City County,
    Economic Development
    Authority, Waste
    Management Inc. Project,
    Ser A, RB, AMT, LOC: JP
    Morgan Chase, 1.740%,
    02/01/29 (b)                    4,000       4,000
  Chesapeake Bay, Bridge &
    Tunnel Community District
    Authority, General
    Resolution Project, RB,
    MBIA, 1.720%,
    07/01/25 (b)                    6,755       6,755
  Chesterfield County
    Industrial Development
    Authority, Virginia State
    University Real Estate,
    Ser A, RB, LOC: Bank of
    America, 1.690%,
    07/01/29 (b)                    1,265       1,265
  Clarke County, Industrial
    Development Authority,
    Winchester Medical Center
    Project, RB, FSA, 1.700%,
    01/01/30 (b)                   10,000      10,000

-----------------------------------------------------
                               Shares or
                               Principal
                                 Amount       Value
-----------------------------------------------------
VIRGINIA--CONTINUED
  Danville-Pittsylvania,
    Industrial Development
    Facility, Institute of
    Advanced Research
    Project, RB, LOC: Branch
    Banking & Trust, 1.700%,
    08/01/12 (b)               $    7,130    $  7,130
  Fairfax County, Economic
    Development Authority,
    Cable Access Recovery,
    Ser A, RB, LOC: First
    Union National Bank,
    1.780%, 05/01/25 (b)            1,265       1,265
  Fairfax County, Economic
    Development Authority,
    Flint Hill School
    Project, RB, LOC: First
    Union National Bank,
    1.630%, 09/01/21 (b)            4,640       4,640
  Fairfax County, Industrial
    Development Authority,
    Fairfax Hospital Project,
    Ser B, RB, 1.640%,
    10/01/25 (b)                    1,960       1,960
  Fairfax County, Industrial
    Development Authority,
    Inova Health Systems
    Project, RB, 1.640%,
    01/01/30 (b)                   14,000      14,000
  Fairfax County, Industrial
    Development Authority,
    Inova Services Project,
    Ser A, RB, 1.640%,
    01/15/22 (b)                    1,000       1,000
  Fairfax County, Sewer
    Authority, RB, 1.690%,
    07/15/15 (b)                    5,000       5,000

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

VIRGINIA TAX-FREE MONEY MARKET FUND -- CONTINUED

-----------------------------------------------------
                               Shares or
                               Principal
                                 Amount       Value
-----------------------------------------------------
VIRGINIA--CONTINUED
  Fairfax County, Water
    Authority, Municipal
    Trade Receipts Project,
    RB, 1.690%, 04/01/30 (b)   $    7,850    $  7,850
  Front Royal & Warren
    County, Industrial
    Development Authority,
    Warren Memorial Hospital
    Project, RB, LOC: Branch
    Banking & Trust, 1.700%,
    05/01/23 (b)                      580         580
  Greene County, Industrial
    Development Authority,
    Blue Ridge School
    Project, RB, LOC: Branch
    Banking & Trust, 1.700%,
    06/01/26 (b)                    5,900       5,900
  Hampton Roads, Jail
    Authority, Ser 569, RB,
    MBIA, 1.710%,
    07/01/12 (b)                    1,200       1,200
  Hampton, Redevelopment &
    Housing Authority, Multi-
    Family Housing, Avalon at
    Hampton Inn Project, Ser
    A, RB, LOC: Credit Suisse
    First Boston, 1.670%,
    06/15/26 (b)                    2,750       2,750
  Hampton, Redevelopment &
    Housing Authority, Multi-
    Family Housing, Avalon
    Pointe Project, RB, AMT,
    FNMA, 1.690%,
    06/15/26 (b)                    4,538       4,538

-----------------------------------------------------
                               Shares or
                               Principal
                                 Amount       Value
-----------------------------------------------------
VIRGINIA--CONTINUED
  Hanover County, Industrial
    Development Authority,
    Covenant Woods Project,
    RB, LOC: Branch Banking &
    Trust, 1.700%,
    07/01/29 (b)               $    6,000    $  6,000
  Henrico County, Economic
    Development Authority,
    Steward School Project,
    RB, LOC: Branch Banking &
    Trust, 1.700%,
    07/01/33 (b)                    2,900       2,900
  Loudon County, Industrial
    Development Authority,
    Howard Hughes Medical
    Project, Ser D, RB,
    1.650%, 02/15/38 (b)            6,000       6,000
  Loudon County, Industrial
    Development Authority,
    Howard Hughes Medical
    Project, Ser F, RB,
    1.640%, 02/15/38 (b)            4,400       4,400
  Loudoun County, Industrial
    Development Authority,
    Howard Hughes Medical
    Institute, Ser C, RB,
    1.700%, 02/15/38 (b)            4,000       4,000
  Louisa County, Industrial
    Development Authority,
    Pooled Financing Project,
    RB, LOC: Bank of America,
    1.690%, 01/01/20 (b)            1,100       1,100
  Lynchburg, Industrial
    Development Authority,
    Aerofin Project, RB, AMT,
    LOC: PNC Bank, 1.820%,
    03/01/29 (b)                    2,075       2,075

                                                                     (Unaudited)

-----------------------------------------------------
                               Shares or
                               Principal
                                 Amount       Value
-----------------------------------------------------
VIRGINIA--CONTINUED
  Lynchburg, Industrial
    Development Authority,
    Educational Facilities,
    Randolph Macon Project,
    RB, LOC: Wachovia Bank,
    1.680%, 09/01/23 (b)       $    7,870    $  7,870
  Lynchburg, Industrial
    Development Hospital
    Facilities, First
    Mortgage, Mid Atlantic,
    Ser G, RB, AMBAC, 1.690%,
    12/01/25 (b)                    6,930       6,930
  Manassas, School Project,
    3.000%, 07/01/05                1,100       1,109
  Newport News, Redevelopment
    & Housing Authority, Ser
    PT 1374, RB, 1.690%,
    01/01/05 (b)                    9,045       9,045
  Newport News, Economic
    Development Authority,
    Jefferson Point
    Development Project, RB,
    LOC: Credit Suisse First
    Boston, 1.700%,
    11/01/11 (b)                    5,200       5,200
  Newport News, Industrial
    Development Authority,
    CNU Warwick Student
    Housing Project, RB, LOC:
    Bank of America, 1.690%,
    11/01/28 (b)                    4,300       4,300
  Norfolk, Industrial
    Development Authority,
    Children's Hospital
    Facilities Project, RB,
    LOC: Wachovia Bank,
    1.690%, 06/01/20 (b)           15,300      15,299

-----------------------------------------------------
                               Shares or
                               Principal
                                 Amount       Value
-----------------------------------------------------
VIRGINIA--CONTINUED
  Norfolk, Redevelopment &
    Housing Authority, Old
    Dominion University
    Project, RB, LOC: Bank of
    America, 1.690%,
    08/01/33 (b)               $    3,000    $  3,000
  Norfolk, Redevelopment &
    Housing Authority, Old
    Dominion University
    Project, Ser B, RB, LOC:
    Bank of America, 1.690%,
    08/01/33 (b)                    4,400       4,400
  Orange County, Industrial
    Development Authority,
    Zamma Project, RB, LOC:
    SouthTrust Bank, 1.870%,
    12/01/22 (b)                    2,000       2,000
  Penisula, Ports Authority,
    Dominion Term Project,
    Ser C, RB, 1.640%,
    07/01/16 (b)                    2,380       2,380
  Penisula, Ports Authority,
    Riverside Health Systems
    Project, RB, 1.730%,
    07/01/37 (b)                    4,900       4,900
  Portsmouth, Industrial
    Development Authority,
    Fairwood Homes Project,
    Ser A, RB, LOC: Bank of
    America, 1.680%,
    11/01/27 (b)                    2,645       2,645
  Prince Edward County,
    Industrial Development
    Authority, Eldercare of
    Virginia Project, RB,
    LOC: Bank of America,
    1.690%, 08/01/05 (b)            2,050       2,050

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

VIRGINIA TAX-FREE MONEY MARKET FUND -- CONCLUDED

-----------------------------------------------------
                               Shares or
                               Principal
                                 Amount       Value
-----------------------------------------------------
VIRGINIA--CONTINUED
  Prince George County,
    Industrial Development
    Authority, Metropolitan
    Span Project, RB, AMT,
    LOC: Bank One Texas,
    1.830%, 09/01/19 (b)       $    4,310    $  4,310
  Roanoke, Industrial
    Development Authority,
    Hollins University
    Project, RB, LOC: First
    Union National Bank,
    1.680%, 05/01/15 (b)            5,500       5,500
  University of Virginia, Ser
    A, RB, 1.650%,
    06/01/34 (b)                   11,000      11,000
  Virginia Beach, Development
    Authority, Multi-Family
    Housing, Ser PT-1146, RB,
    SPA: Merrill Lynch
    Capital, 1.720%,
    07/01/06 (b)                   12,830      12,830
  Virginia Beach, Development
    Authority, Ocean Ranch
    Project, RB, LOC: Branch
    Banking & Trust, 1.700%,
    07/01/17 (b)                    1,785       1,785
  Virginia State Resource
    Authority, Clean Water
    Revenue, Ser PA 790, RB,
    1.690%, 10/01/16,
    Callable 10/01/10 @ 100
    (b)                             1,800       1,800
  Virginia State, Port
    Authority, Ser SG 111,
    RB, 1.740%, 07/01/24 (b)       14,705      14,705

-----------------------------------------------------
                               Shares or
                               Principal
                                 Amount       Value
-----------------------------------------------------
VIRGINIA--CONTINUED
  Virginia State,
    Commonwealth
    Transportation Board
    Authority, Ser SG 134,
    RB, 1.690%, 05/15/22,
    Callable 05/15/09 @ 101    $    2,900    $  2,900
  Virginia State, Housing
    Development Authority,
    Sub-Ser I-1, RB, AMT,
    3.750%, 01/01/05                1,000       1,002
  Virginia State, Public
    Building Authority, Ser
    131, RB, 1.710%,
    08/01/19, Callable
    08/01/08 @ 100 (b)              1,785       1,785
  Virginia State, Public
    School Authority, Ser
    PT-1619, RB, 1.690%,
    08/01/08 (b)                    8,505       8,505
  Virginia State, Public
    School Authority, Ser
    431, RB, 1.690%,
    08/01/06 (b)                    2,500       2,500
  Virginia State, Public
    School Authority, Ser
    II-R 4050, RB, 1.720%,
    08/01/17, Callable
    08/01/13 @ 100 (b)              4,155       4,155
  Virginia State, Small
    Business Financing
    Authority, Clarke County
    Industrial Development
    Project, RB, AMT, LOC:
    Branch Banking & Trust,
    1.800%, 07/01/25 (b)            1,740       1,740

                                                                     (Unaudited)

-----------------------------------------------------
                               Shares or
                               Principal
                                 Amount       Value
-----------------------------------------------------
VIRGINIA--CONTINUED
  Virginia State,
    Transportation Board
    Authority, Eagle Trust,
    Ser 994601, RB, 1.720%,
    05/15/19, Callable
    05/15/09 @ 101 (b)         $   10,560    $ 10,560
  Virginia, College Building
    Authority, Ser 134, RB,
    FSA, 1.690%, 09/01/18 (b)       9,435       9,435
  Williamsburg, Industrial
    Development Authority,
    Colonial Williamsburg
    Museum Foundation
    Project, RB, LOC: Bank of
    America, 1.690%,
    12/01/18 (b)                      600         600
                                             --------
                                              306,963
                                             --------
  Total Municipal Bonds (Cost
    $351,828)                                 351,828
                                             --------

-----------------------------------------------------
                               Shares or
                               Principal
                                 Amount       Value
-----------------------------------------------------
MONEY MARKET FUNDS (2.0%)
  Federated Virginia
    Municipal Cash Trust,
    Institutional Class         6,958,539    $  6,959
                                             --------
  Total Money Market Funds
    (Cost $6,959)                               6,959
                                             --------
  Total Investments (Cost
    $358,787) (a) -- 102.5%                   358,787
  Liabilities in excess of
    other assets -- (2.5)%                     (8,883)
                                             --------
  Net Assets -- 100.0%                       $349,904
                                             ========

     See notes to schedules of portfolio investments and notes to financial statements.

                               STI CLASSIC FUNDS
                  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

(a) See notes to financial statements for unrealized appreciation/(depreciation) of securities on a tax basis.

(b) Variable rate security. Rate presented represents rate in effect at November 30, 2004. Maturity date represents actual maturity date.

(c)  Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

The following abbreviations are used in these Schedules of Portfolio
Investments:

AMBAC      Security insured by the American Municipal
           Bond Assurance Corporation
AMT        Alternative Minimum Tax Paper
FGIC       Security insured by the Financial Guaranty
           Insurance Company.
FSA        Security insured by Financial Security
           Assurance.
GO         General Obligation
LLC        Limited Liability Company
MBIA       Security insured by the Municipal Bond
           Insurance Association.
RB         Revenue Bond
Ser        Series

STATEMENTS OF ASSETS AND LIABILITIES (000)
STI CLASSIC FUNDS  November 30, 2004                                 (Unaudited)

                                                                                   U.S. Government                     Virginia
                                                    Prime Quality    Tax-Exempt      Securities      U.S. Treasury     Tax-Free
                                                    Money Market    Money Market    Money Market     Money Market    Money Market
                                                        Fund            Fund            Fund             Fund            Fund
                                                    -------------   ------------   ---------------   -------------   ------------
Assets:
 Investments, at Value............................   $4,903,374      $1,380,954       $732,654        $  167,453       $358,787
 Repurchase Agreements, at Value..................      178,897              --        171,975         1,156,793             --
                                                     ----------      ----------       --------        ----------       --------
 Total Investments, at Value*.....................    5,082,271       1,380,954        904,629         1,324,246        358,787
                                                     ----------      ----------       --------        ----------       --------
 Accrued Income...................................       13,555           4,032          1,372             2,128          1,057
 Receivable for Investment Securities Sold........            1              --             --                --             --
 Prepaid Expenses and Other Assets................          195              46             29                46             10
                                                     ----------      ----------       --------        ----------       --------
 Total Assets.....................................    5,096,022       1,385,032        906,030         1,326,420        359,854
                                                     ----------      ----------       --------        ----------       --------
Liabilities:
 Income Distributions Payable.....................        5,403           1,303            921             1,495            317
 Payable for Investment Securities Purchased......          241              --            266             1,865          9,473
 Investment Advisory Fees Payable.................        2,214             513            416               605            112
 Administration Fees Payable......................          112              31             20                30              8
 Distribution and Service Fees Payable............          313              38             31                --             24
 Custodian Fees Payable...........................           68              --              8                12              3
 Accrued Expenses.................................          285              51             40                59             13
                                                     ----------      ----------       --------        ----------       --------
 Total Liabilities................................        8,636           1,936          1,702             4,066          9,950
                                                     ----------      ----------       --------        ----------       --------
 Total Net Assets.................................   $5,087,386      $1,383,096       $904,328        $1,322,354       $349,904
                                                     ==========      ==========       ========        ==========       ========
Net Assets:
 Capital..........................................   $5,087,518      $1,382,666       $904,326        $1,322,386       $349,764
 Undistributed (Distribution in Excess of) Net
   Investment Income..............................         (152)             --              1              (203)            (1)
 Accumulated Net Realized Gains on Investments....           20             430              1               171            141
                                                     ----------      ----------       --------        ----------       --------
 Total Net Assets.................................   $5,087,386      $1,383,096       $904,328        $1,322,354       $349,904
                                                     ==========      ==========       ========        ==========       ========
NET ASSETS:
 T Shares.........................................   $3,201,444      $1,070,629       $682,580        $1,322,052       $191,590
 A Shares.........................................   $1,871,924      $  312,467       $221,748        $      302       $158,314
 L Shares.........................................   $   14,018             N/A            N/A               N/A            N/A
SHARES OUTSTANDING:
 T Shares.........................................    3,201,556       1,070,277        682,579         1,322,085        191,507
 A Shares.........................................    1,871,943         312,387        221,749               302        158,255
 L Shares.........................................       14,018             N/A            N/A               N/A            N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
 T Shares.........................................   $     1.00      $     1.00       $   1.00        $     1.00       $   1.00
 A Shares.........................................   $     1.00      $     1.00       $   1.00        $     1.00       $   1.00
 L Shares**.......................................   $     1.00             N/A            N/A               N/A            N/A

Amounts designated as "--" are $0 or have been rounded to $0.

*  Cost of Investments $5,082,271, $1,380,954, $904,629, $1,324,246 and
$358,787, respectively.

** Redemption price per share varies by length of time shares are held.

                       See notes to financial statements.

STATEMENTS OF OPERATIONS (000)
STI CLASSIC FUNDS  For the Six Month Period Ended November 30, 2004  (Unaudited)

                                                                                 U.S. Government                       Virginia
                                                Prime Quality     Tax-Exempt       Securities       U.S. Treasury      Tax-Free
                                                Money Market     Money Market     Money Market      Money Market     Money Market
                                                    Fund             Fund             Fund              Fund             Fund
                                                -------------    ------------    ---------------    -------------    ------------
Investment Income:
 Dividend Income..............................     $   314          $  133           $   --            $   --           $   37
 Interest Income..............................      40,511           8,836            6,675             9,281            2,060
                                                   -------          ------           ------            ------           ------
 Total Investment Income......................      40,825           8,969            6,675             9,281            2,097
                                                   -------          ------           ------            ------           ------
Expenses:
 Investment Advisory Fees.....................      16,563           3,596            2,778             4,097              615
 Administration Fees..........................       1,025             259              168               247               60
 Distribution Fees -- A Shares................       1,858             218              197                --              241
 Distribution and Service Fees -- L Shares....          66
 Custodian Fees...............................         115              --               10                15                4
 Professional Fees............................          87              22               15                21                5
 Insurance Fees...............................          49              12                8                11                3
 Registration Fees............................          84              22               14                21                5
 Transfer Agent Fees..........................         135              36               25                35               12
 Printing Fees................................          82              21               14                20                5
 Trustees' Fees...............................          23               6                4                 6                1
 Other Expenses...............................          61              13                8                24                4
                                                   -------          ------           ------            ------           ------
 Total Expenses...............................      20,148           4,205            3,241             4,497              955
   Less: Investment Advisory Fees Waived......      (2,803)           (652)            (385)             (567)              --
   Less: Distribution Fees
     Waived/Reimbursed -- A Shares............         (70)            (12)             (10)               (2)            (125)
   Less: Distribution and Service Fees Waived/
     Reimbursed -- L Shares...................         (48)
   Expense Offset -- Insurance Premiums.......         (29)             (7)              (5)               (6)              (2)
                                                   -------          ------           ------            ------           ------
 Net Expenses.................................      17,198           3,534            2,841             3,922              828
                                                   -------          ------           ------            ------           ------
 Net Investment Income........................      23,627           5,435            3,834             5,359            1,269
                                                   -------          ------           ------            ------           ------
Net Realized Gain (Loss) on Investments:
 Net Realized Gain (Loss) on Investments
   Sold.......................................         (12)             82               --              (245)              76
                                                   -------          ------           ------            ------           ------
 Total Net Realized Gain (Loss) on
   Investments................................         (12)             82               --              (245)              76
                                                   -------          ------           ------            ------           ------
Net Increase in Net Assets from Operations....     $23,615          $5,517           $3,834            $5,114           $1,345
                                                   =======          ======           ======            ======           ======

Amounts designated as "--" are $0 or have been rounded to $0.

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)
STI CLASSIC FUNDS For the Six Month Period Ended November 30, 2004 (Unaudited) and the Year Ended May 31, 2004

                                                                                         U.S. Government
                                 Prime Quality Money          Tax-Exempt Money          Securities Money
                                     Market Fund                Market Fund                Market Fund
                              -------------------------   ------------------------   -----------------------
                               06/01/04-     06/01/03-    06/01/04-     06/01/03-    06/01/04-    06/01/03-
                               11/30/04      05/31/04      11/30/04     05/31/04     11/30/04     05/31/04
                              -----------   -----------   ----------   -----------   ---------   -----------
Operations:
 Net Investment Income......  $    23,627   $    26,541   $    5,435   $     5,965   $   3,834   $     3,705
 Net Realized Gain (Loss) on
   Investments Sold.........          (12)          655           82           353          --            27
                              -----------   -----------   ----------   -----------   ---------   -----------
 Net Increase in Net Assets
   from Operations..........       23,615        27,196        5,517         6,318       3,834         3,732
                              -----------   -----------   ----------   -----------   ---------   -----------
Dividends and Distributions
 to Shareholders:
 Net Investment Income:
   T Shares.................      (16,039)      (20,077)      (4,392)       (5,054)     (2,956)       (3,043)
   A Shares.................       (7,612)       (6,411)      (1,043)         (911)       (888)         (662)
   L Shares.................          (63)          (53)
 Realized Capital Gains:
   T Shares.................           --           (79)          --          (110)         --            --
   A Shares.................           --           (38)          --           (26)         --            --
                              -----------   -----------   ----------   -----------   ---------   -----------
 Total Dividends and
   Distributions............      (23,714)      (26,658)      (5,435)       (6,101)     (3,844)       (3,705)
                              -----------   -----------   ----------   -----------   ---------   -----------
Capital Transactions:
 Proceeds from Shares
   Issued...................    2,442,810     4,619,877      850,740     1,785,908     822,566     1,463,261
 Reinvestment of Cash
   Distributions............        7,682         8,227          882           937       1,051         1,065
 Cost of Shares Redeemed....   (2,717,664)   (5,498,405)    (721,699)   (1,861,837)   (768,703)   (1,857,735)
                              -----------   -----------   ----------   -----------   ---------   -----------
 Increase (Decrease) in Net
   Assets from Capital
   Transactions.............     (267,172)     (870,301)     129,923       (74,992)     54,914      (393,409)
                              -----------   -----------   ----------   -----------   ---------   -----------
 Total Increase (Decrease)
   in Net Assets............     (267,271)     (869,763)     130,005       (74,775)     54,904      (393,382)
                              -----------   -----------   ----------   -----------   ---------   -----------
Net Assets:
 Beginning of Period........    5,354,657     6,224,420    1,253,091     1,327,866     849,424     1,242,806
                              -----------   -----------   ----------   -----------   ---------   -----------
 End of Period..............  $ 5,087,386   $ 5,354,657   $1,383,096   $ 1,253,091   $ 904,328   $   849,424
                              ===========   ===========   ==========   ===========   =========   ===========
Undistributed (Distribution
 in Excess of) Net
 Investment Income, End of
 Period.....................  $      (152)  $        65   $       --   $        --   $       1   $        11
                              ===========   ===========   ==========   ===========   =========   ===========


                                U.S. Treasury Money        Virginia Tax-Free
                                    Market Fund            Money Market Fund
                              ------------------------   ---------------------
                              06/01/04-     06/01/03-    06/01/04-   06/01/03-
                               11/30/04     05/31/04     11/30/04    05/31/04
                              ----------   -----------   ---------   ---------
Operations:
 Net Investment Income......  $    5,359   $     3,587   $   1,269   $   1,436
 Net Realized Gain (Loss) on
   Investments Sold.........        (245)          628          76          87
                              ----------   -----------   ---------   ---------
 Net Increase in Net Assets
   from Operations..........       5,114         4,215       1,345       1,523
                              ----------   -----------   ---------   ---------
Dividends and Distributions
 to Shareholders:
 Net Investment Income:
   T Shares.................      (5,540)       (3,589)       (843)     (1,059)
   A Shares.................          (1)           (1)       (427)       (377)
   L Shares.................
 Realized Capital Gains:
   T Shares.................          --          (590)         --         (80)
   A Shares.................          --            --          --         (44)
                              ----------   -----------   ---------   ---------
 Total Dividends and
   Distributions............      (5,541)       (4,180)     (1,270)     (1,560)
                              ----------   -----------   ---------   ---------
Capital Transactions:
 Proceeds from Shares
   Issued...................     646,380     1,849,653     258,701     396,341
 Reinvestment of Cash
   Distributions............          43            54         422         550
 Cost of Shares Redeemed....    (557,608)   (1,696,555)   (201,592)   (420,582)
                              ----------   -----------   ---------   ---------
 Increase (Decrease) in Net
   Assets from Capital
   Transactions.............      88,815       153,152      57,531     (23,691)
                              ----------   -----------   ---------   ---------
 Total Increase (Decrease)
   in Net Assets............      88,388       153,187      57,606     (23,728)
                              ----------   -----------   ---------   ---------
Net Assets:
 Beginning of Period........   1,233,966     1,080,779     292,298     316,026
                              ----------   -----------   ---------   ---------
 End of Period..............  $1,322,354   $ 1,233,966   $ 349,904   $ 292,298
                              ==========   ===========   =========   =========
Undistributed (Distribution
 in Excess of) Net
 Investment Income, End of
 Period.....................  $     (203)  $       (21)  $      (1)  $      --
                              ==========   ===========   =========   =========

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS For the Six Month Period Ended November 30, 2004 (Unaudited) and the Period Ended May 31,
For a Share Outstanding Throughout Each Period

                                     Net Asset           Net          Net Realized and                        Dividends
                                       Value,         Investment         Unrealized                              from
                                    Beginning of        Income         Gains (Losses)       Total From      Net Investment
                                       Period           (Loss)         on Investments       Operations          Income
                                    ------------      ----------      ----------------      ----------      --------------
PRIME QUALITY MONEY MARKET FUND
T Shares
                      2004*            $1.00             0.01                  --              0.01              (0.01)
                      2004              1.00             0.01                  --              0.01              (0.01)
                      2003              1.00             0.01                  --              0.01              (0.01)
                      2002              1.00             0.02                  --              0.02              (0.02)
                      2001              1.00             0.06                  --              0.06              (0.06)
                      2000              1.00             0.05                  --              0.05              (0.05)
A Shares
                      2004*            $1.00               --**                --                --**               --**
                      2004              1.00               --                  --                --                 --**
                      2003              1.00             0.01                  --              0.01              (0.01)
                      2002              1.00             0.02                  --              0.02              (0.02)
                      2001              1.00             0.05                  --              0.05              (0.05)
                      2000              1.00             0.05                  --              0.05              (0.05)
L Shares
                      2004*            $1.00               --**                --                --**               --**
                      2004              1.00               --                  --                --                 --**
                      2003              1.00             0.01                  --              0.01              (0.01)
                      2002              1.00             0.01                  --              0.01              (0.01)
                      2001              1.00             0.05                  --              0.05              (0.05)
                      2000(a)           1.00             0.03                  --              0.03              (0.03)
TAX-EXEMPT MONEY MARKET FUND
T Shares
                      2004*            $1.00               --**                --                --**               --**
                      2004              1.00               --                  --                --                 --**
                      2003              1.00             0.01                  --              0.01              (0.01)
                      2002              1.00             0.01                  --              0.01              (0.01)
                      2001              1.00             0.03                  --              0.03              (0.03)
                      2000              1.00             0.03                  --              0.03              (0.03)
A Shares
                      2004*            $1.00               --**                --                --**               --**
                      2004              1.00               --                  --                --                 --**
                      2003              1.00             0.01                  --              0.01              (0.01)
                      2002              1.00             0.01                  --              0.01              (0.01)
                      2001              1.00             0.03                  --              0.03              (0.03)
                      2000              1.00             0.03                  --              0.03              (0.03)
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
T Shares
                      2004*            $1.00             0.01                  --              0.01              (0.01)
                      2004              1.00               --                  --                --                 --**
                      2003              1.00             0.01                  --              0.01              (0.01)
                      2002              1.00             0.02                  --              0.02              (0.02)
                      2001              1.00             0.05                  --              0.05              (0.05)
                      2000              1.00             0.05                  --              0.05              (0.05)
A Shares
                      2004*            $1.00               --**                --                --**               --**
                      2004              1.00               --                  --                --                 --**
                      2003              1.00             0.01                  --              0.01              (0.01)
                      2002              1.00             0.02                  --              0.02              (0.02)
                      2001              1.00             0.05                  --              0.05              (0.05)
                      2000              1.00             0.05                  --              0.05              (0.05)

                       Distributions
                           from               Total
                         Realized         Dividends and
                       Capital Gains      Distributions
                       -------------      -------------
PRIME QUALITY MONEY MARKET FUND
T Shares
                              --              (0.01)
                              --**            (0.01)
                              --**            (0.01)
                              --              (0.02)
                              --              (0.06)
                              --              (0.05)
A Shares
                              --                 --**
                              --**               --**
                              --**            (0.01)
                              --              (0.02)
                              --              (0.05)
                              --              (0.05)
L Shares
                              --                 --**
                              --**               --**
                              --**            (0.01)
                              --              (0.01)
                              --              (0.05)
                              --              (0.03)
TAX-EXEMPT MONEY MARKET FUND
T Shares
                              --                 --**
                              --**               --**
                              --**            (0.01)
                              --**            (0.01)
                              --              (0.03)
                              --              (0.03)
A Shares
                              --                 --**
                              --**               --**
                              --**            (0.01)
                              --**            (0.01)
                              --              (0.03)
                              --              (0.03)
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
T Shares
                              --              (0.01)
                              --                 --**
                              --              (0.01)
                              --              (0.02)
                              --              (0.05)
                              --              (0.05)
A Shares
                              --                 --**
                              --                 --**
                              --              (0.01)
                              --              (0.02)
                              --              (0.05)
                              --              (0.05)

                                                                Ratio of        Ratio of Expenses to
Net Assets             Net Assets,       Ratio of Net        Net Investment      Average Net Assets
Value, End    Total       End of         Expenses to        Income (Loss) to     (Excluding Waivers
of Period    Return+   Period (000)   Average Net Assets   Average Net Assets   and Reimbursements)
----------   -------   ------------   ------------------   ------------------   --------------------
  $1.00        0.51%    $3,201,444           0.60%                0.99%                 0.71%
   1.00        0.52      3,477,598           0.63                 0.52                  0.74
   1.00        1.17      4,284,266           0.63                 1.14                  0.74
   1.00        2.29      3,907,203           0.63                 2.22                  0.74
   1.00        5.75      3,728,371           0.63                 5.57                  0.75
   1.00        5.20      3,311,229           0.60                 5.06                  0.75
  $1.00        0.41%    $1,871,924           0.80%                0.82%                 0.91%
   1.00        0.34      1,851,615           0.81                 0.34                  0.95
   1.00        0.98      1,925,521           0.81                 0.96                  0.94
   1.00        2.11      1,887,033           0.81                 2.09                  0.94
   1.00        5.57      1,927,309           0.80                 5.36                  0.95
   1.00        5.02      1,312,653           0.77                 4.94                  0.95
  $1.00        0.39%    $   14,018           0.85%                0.71%                 1.51%
   1.00        0.22         25,444           0.93                 0.21                  1.59
   1.00        0.54         14,633           1.25                 0.53                  1.62
   1.00        1.36         12,302           1.54                 1.04                  1.70
   1.00        4.75          4,051           1.53                 4.54                  1.92
   1.00        2.93          3,445           1.50                 4.46                  1.99
  $1.00        0.43%    $1,070,629           0.51%                0.86%                 0.61%
   1.00        0.48        978,548           0.55                 0.46                  0.64
   1.00        0.81      1,088,415           0.54                 0.79                  0.64
   1.00        1.38        907,827           0.55                 1.39                  0.65
   1.00        3.47      1,080,362           0.54                 3.40                  0.65
   1.00        3.19        755,858           0.52                 3.16                  0.66
  $1.00        0.36%    $  312,467           0.65%                0.72%                 0.76%
   1.00        0.35        274,543           0.67                 0.34                  0.80
   1.00        0.68        239,451           0.67                 0.67                  0.79
   1.00        1.26        218,048           0.67                 1.25                  0.80
   1.00        3.35        256,894           0.67                 3.22                  0.80
   1.00        3.07        125,500           0.64                 3.01                  0.82
  $1.00        0.47%    $  682,580           0.62%                0.95%                 0.71%
   1.00        0.43        615,324           0.66                 0.43                  0.75
   1.00        1.01        992,560           0.65                 1.00                  0.74
   1.00        2.25        997,759           0.66                 2.17                  0.75
   1.00        5.56        805,285           0.65                 5.29                  0.75
   1.00        4.86        468,568           0.63                 4.80                  0.74
  $1.00        0.38%    $  221,748           0.78%                0.77%                 0.88%
   1.00        0.28        234,100           0.80                 0.28                  0.92
   1.00        0.86        250,246           0.80                 0.86                  0.92
   1.00        2.11        210,004           0.80                 2.02                  0.92
   1.00        5.41        158,087           0.79                 5.14                  0.93
   1.00        4.71         79,311           0.77                 4.62                  0.93

      See notes to financial highlights and notes to financial statements

STI CLASSIC FUNDS For the Six Month Period Ended November 30, 2004 (Unaudited) and the Period Ended May 31,
For a Share Outstanding Throughout Each Period

                                     Net Asset           Net          Net Realized and                        Dividends
                                       Value,         Investment         Unrealized                              from
                                    Beginning of        Income         Gains (Losses)       Total From      Net Investment
                                       Period           (Loss)         on Investments       Operations          Income
                                    ------------      ----------      ----------------      ----------      --------------
U.S. TREASURY MONEY MARKET FUND
T Shares
                      2004*            $1.00               --**                --                --**               --**
                      2004              1.00               --**                --                --**               --**
                      2003              1.00             0.01                  --              0.01              (0.01)
                      2002              1.00             0.02                  --              0.02              (0.02)
                      2001              1.00             0.05                  --              0.05              (0.05)
                      2000              1.00             0.05                  --              0.05              (0.05)
A Shares
                      2004*            $1.00               --**                --                --**               --**
                      2004              1.00               --**                --                --**               --**
VIRGINIA TAX-FREE MONEY MARKET FUND
T Shares
                      2004*            $1.00               --**                --                --**               --**
                      2004              1.00             0.01                  --              0.01              (0.01)
                      2003              1.00             0.01                  --              0.01              (0.01)
                      2002              1.00             0.01                  --              0.01              (0.01)
                      2001              1.00             0.03                  --              0.03              (0.03)
                      2000              1.00             0.03                  --              0.03              (0.03)
A Shares
                      2004*            $1.00               --**                --                --**               --**
                      2004              1.00               --**                --                --**               --**
                      2003              1.00             0.01                  --              0.01              (0.01)
                      2002              1.00             0.01                  --              0.01              (0.01)
                      2001              1.00             0.03                  --              0.03              (0.03)
                      2000              1.00             0.03                  --              0.03              (0.03)

                       Distributions
                           from               Total
                         Realized         Dividends and
                       Capital Gains      Distributions
                       -------------      -------------
U.S. TREASURY MONEY MARKET FUND
T Shares
                              --                 --**
                              --**               --**
                              --**            (0.01)
                              --              (0.02)
                              --              (0.05)
                              --              (0.05)
A Shares
                              --                 --**
                              --**               --**
VIRGINIA TAX-FREE MONEY MARKET FUND
T Shares
                              --                 --**
                              --**            (0.01)
                              --**            (0.01)
                              --**            (0.01)
                              --              (0.03)
                              --              (0.03)
A Shares
                              --                 --**
                              --**               --**
                              --**            (0.01)
                              --**            (0.01)
                              --              (0.03)
                              --              (0.03)

                                                                Ratio of        Ratio of Expenses to
Net Assets             Net Assets,       Ratio of Net        Net Investment      Average Net Assets
Value, End    Total       End of         Expenses to        Income (Loss) to     (Excluding Waivers
of Period    Return+   Period (000)   Average Net Assets   Average Net Assets   and Reimbursements)
----------   -------   ------------   ------------------   ------------------   --------------------
  $1.00        0.43%    $1,322,052           0.62%                0.85%                 0.71%
   1.00        0.37      1,233,565           0.66                 0.32                  0.75
   1.00        0.88      1,080,779           0.65                 0.81                  0.74
   1.00        1.96        871,946           0.65                 1.90                  0.74
   1.00        5.36        733,768           0.66                 5.23                  0.76
   1.00        4.81        723,277           0.63                 4.71                  0.74
  $1.00        0.37%    $      302           0.75%                0.69%                 1.81%
   1.00        0.15            401           0.75                 0.21                  3.17++
  $1.00        0.44%    $  191,590           0.46%                0.90%                 0.46%
   1.00        0.56        173,959           0.50                 0.51                  0.50
   1.00        0.85        219,701           0.49                 0.84                  0.49
   1.00        1.44        240,681           0.50                 1.45                  0.50
   1.00        3.51        226,188           0.50                 3.45                  0.50
   1.00        3.23        245,243           0.51                 3.19                  0.51
  $1.00        0.35%    $  158,314           0.66%                0.71%                 0.86%
   1.00        0.38        118,339           0.67                 0.34                  0.90
   1.00        0.67         96,325           0.67                 0.66                  0.90
   1.00        1.27         99,141           0.67                 1.22                  0.90
   1.00        3.35         93,004           0.66                 3.28                  0.91
   1.00        3.07         62,878           0.67                 3.17                  0.73

      See notes to financial highlights and notes to financial statements

NOTES TO FINANCIAL HIGHLIGHTS

 + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholders may pay on fund distributions or redemption of fund shares.

++ Ratio reflects the impact to the initial low level of average net assets associated with commencement of operations.

(a) Commenced operations on November 12, 2003. All ratios for the period have been annualized.

  * For the six months ended November 30, 2004. All ratios for the period have been annualized.

 ** Amount represents less than $0.005 per share.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS
STI CLASSIC FUNDS  November 30, 2004                                 (Unaudited)

1. Organization

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 49 funds as of November 30, 2004. The financial statements presented herein are those of the Prime Quality Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Government Securities Money Market Fund, the U.S. Treasury Money Market Fund and the Virginia Tax-Free Money Market Fund (each a "Fund" and collectively the "Funds"). The Funds may offer the following share classes: T shares, A shares and L shares. The Trust is authorized to issue an unlimited number of shares without par value. Shareholders have no preemptive rights. The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

     Security Valuation -- Investment securities are stated at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

     Security Transactions and Investment Income -- Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

     Repurchase Agreements -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including

STI CLASSIC FUNDS  November 30, 2004

     accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Expenses, Investment Income and Gain/Loss Allocation -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or other reasonable basis.

     Classes -- Investment income and non-class specific expenses are allocated based on total settled shares outstanding and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income of each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     Compensating Balances -- If a Fund has a cash overdraft in excess of $100,000 it is required to leave 110% in compensating balance with SunTrust Bank (the "Custodian"), the custodian for the Funds, on the following day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw 90% of the balance with the Custodian, a wholly-owned subsidiary of SunTrust Banks, Inc., on the following business day.

3. Agreements and Other Transactions with Affiliates

     Investment Advisory Agreement -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly owned subsidiary of SunTrust Banks, Inc., have entered into advisory agreements dated June 15, 1993, and last amended November 12, 2003.

     The Investment Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses) in order to maintain the Fund's expense cap. Fee waivers and expense reimbursements are voluntary and may be terminated at any time. Under terms of the amended agreement, the Funds are charged the following annual fees based upon average daily net assets:

                                                                     (Unaudited)

                                            Maximum
                                             Annual    Net
                                            Advisory   Fees
                                              Fee      Paid
                                            --------   ----
      Prime Quality Money Market Fund.....    0.65%    0.54%
      Tax-Exempt Money Market Fund........    0.55%    0.45%
      U.S. Government Securities Money
        Market Fund.......................    0.65%    0.55%
      U.S. Treasury Money Market Fund.....    0.65%    0.56%
      Virginia Tax-Free Money Market
        Fund..............................    0.40%    0.40%

     Effective October 5, 2004, Trusco Capital Management, Inc. began providing an employee to serve as Chief Compliance Officer for the Trust and provide certain related services, and will receive an additional fee for this service.

     Administration, Fund Accounting and Transfer Agent Agreement -- The Trust and BISYS Fund Services Ohio, Inc. (the "Administrator") are parties to a Master Services Agreement dated July 24, 2004 under which the Administrator provides administrative, fund accounting and transfer agent services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion.

     Prior to July 24, 2004, SEI Investments Global Funds Services ("SEI") was the Administrator and provided administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion. SEI had voluntarily agreed to waive all or a portion of their fees and to reimburse Fund expenses.

     BISYS Fund Services Ohio, Inc. has agreed to pay a total of $325,000 per annum towards the insurance premiums payable annually by the Trust. $300,000 will be paid towards the premium for the Trust's Directors and Officers Liability/Errors and Omissions Insurance Policy, and $25,000 will be paid towards the premium for the Trust's Fidelity Bond.

     Distribution Agreement -- The Trust and BISYS Fund Services Limited Partnership (the "Distributor") are parties to a Distribution Agreement dated July 26, 2004. The Distributor will receive no fees for its distribution services under this agreement for the T Shares of any Fund. The Distributor has voluntarily agreed to waive all or a portion of its fees. Fee waivers are voluntary and may be terminated at any time. With respect to the A and L Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of L Shares) a Distribution and Service Plan, as outlined in the tables below.

                                           Maximum
                                           A Share      Net
                                         Distribution   Fees
                                             Fee        Paid
                                         ------------   ----
      Prime Quality Money Market Fund..      0.20%      0.19%
      Tax-Exempt Money Market Fund.....      0.15%      0.14%
      U.S. Government Securities Money
        Market Fund....................      0.17%      0.16%
      U.S. Treasury Money Market Fund..      0.15%      0.15%
      Virginia Tax-Free Money Market
        Fund...........................      0.40%      0.19%

                                              Maximum
                                              L Share
                                            Distribution   Net
                                            and Service    Fees
                                                Fee        Paid
                                            ------------   ----
      Prime Quality Money Market Fund.....      0.75%      0.20%

     Prior to July 26, 2004, SEI Investments Distribution Co. served as the distributor. SEI

STI CLASSIC FUNDS  November 30, 2004

     Investments Distribution Co. had voluntarily agreed to waive all or a portion of its fees and to reimburse fund expenses.

     Transfer Agency Agreements -- The Trust and SunTrust Securities Inc. ("STS"), a wholly-owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides certain transfer agency account activity processing and servicing. The transfer agency service fees are based upon a monthly per account charge for the total shareholder accounts at the Trust's transfer agent. These fees are presented on the Statement of Operations as Transfer Agent Fees.

     Custodian Agreement -- SunTrust Bank acts as custodian for all of the Funds. Custodians are paid on the basis of net assets and transaction costs of the Funds. The custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

     Other -- Certain officers of the Trust are also officers of the Adviser, Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For the six months ended November 30, 2004, the following Funds paid SunTrust Robinson Humphrey through a reduction in the yield earned by the Funds on those repurchase agreements (000):

                                                        Fees
                                                        ----
      Prime Quality Money Market Fund................   $32
      U.S. Government Securities Money Market Fund...    39
      U.S. Treasury Money Market Fund................   247

4. Federal Tax Policies and Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

As of the latest tax year end of May 31, 2004, none of the Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers would be used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders.

Cost and gross unrealized appreciation/(depreciation) as of November 30, 2004 on a tax basis are as follows (amounts in thousands):

                                                                          Net
                                                                       Unrealized
                                        Unrealized     Unrealized    Appreciation/
Fund                         Cost      Appreciation   Depreciation   (Depreciation)
----                       ---------   ------------   ------------   --------------
Prime Quality Money
 Market Fund.............  5,082,317       --             (46)            (46)
Tax-Exempt Money Market
 Fund....................  1,380,954       --              --              --
U.S. Government
 Securities Money Market
 Fund....................    904,629       --              --              --
U.S. Treasury Money
 Market Fund.............  1,324,279       --             (33)            (33)
Virginia Tax-Free Money
 Market Fund.............    358,787       --              --              --

                                                                     (Unaudited)

5. Capital Share Transactions

Capital Share transactions for the Funds were as follows (000):

                                                                                         U.S. Government
                                     Prime Quality               Tax-Exempt                Securities
                                     Money Market               Money Market              Money Market
                                         Fund                       Fund                      Fund
                               -------------------------   -----------------------   -----------------------
                                06/01/04-     06/01/03-    06/01/04-    06/01/03-    06/01/04-    06/01/03-
                                11/30/04      05/31/04     11/30/04     05/31/04     11/30/04     05/31/04
                               -----------   -----------   ---------   -----------   ---------   -----------
Capital Transactions
T Shares
 Proceeds from shares
   issued....................  $ 1,775,166   $ 3,517,343   $ 565,859   $ 1,424,246   $ 662,692   $ 1,110,958
 Dividends reinvested........        1,339         1,743          --            --         307           406
 Cost of shares redeemed.....   (2,052,597)    4,326,125    (473,842)    1,534,286    (595,735)    1,488,621
                               -----------   -----------   ---------   -----------   ---------   -----------
Increase (Decrease) in Net
 Assets from T Shares
 Transactions................  $  (276,092)  $  (807,039)  $  92,017   $  (110,040)  $  67,264   $  (377,257)
                               -----------   -----------   ---------   -----------   ---------   -----------
A Shares (1)
 Proceeds from shares
   issued....................  $   661,853   $ 1,045,548   $ 284,881   $   361,662   $ 159,874   $   352,303
 Dividends reinvested........        6,300         6,441         882           937         744           659
 Cost of shares redeemed.....     (647,808)    1,126,059    (247,857)      327,551    (172,968)      369,114
                               -----------   -----------   ---------   -----------   ---------   -----------
Increase (Decrease) in Net
 Assets from A Shares
 Transactions................  $    20,345   $   (74,070)  $  37,906   $    35,048   $ (12,350)  $   (16,152)
                               -----------   -----------   ---------   -----------   ---------   -----------
L Shares
 Proceeds from shares
   issued....................  $     5,791   $    56,986
 Dividends reinvested........           43            43
 Cost of shares redeemed.....      (17,259)       46,221
                               -----------   -----------   ---------   -----------   ---------   -----------
Increase (Decrease) in Net
 Assets from L Shares
 Transactions................  $   (11,425)  $    10,808
                               -----------   -----------   ---------   -----------   ---------   -----------
Total Net Increase (Decrease)
 from Capital Transactions...  $  (267,172)  $  (870,301)  $ 129,923   $   (74,992)  $  54,914   $  (393,409)
                               ===========   ===========   =========   ===========   =========   ===========

                                                               Virginia
                                    U.S. Treasury              Tax-Free
                                    Money Market             Money Market
                                        Fund                     Fund
                               -----------------------   ---------------------
                               06/01/04-    06/01/03-    06/01/04-   06/01/03-
                               11/30/04     05/31/04     11/30/04    05/31/04
                               ---------   -----------   ---------   ---------
Capital Transactions
T Shares
 Proceeds from shares
   issued....................  $ 646,377   $ 1,849,253   $ 146,584   $ 263,166
 Dividends reinvested........         42            53          74         129
 Cost of shares redeemed.....   (557,505)    1,696,555    (129,076)    309,014
                               ---------   -----------   ---------   ---------
Increase (Decrease) in Net
 Assets from T Shares
 Transactions................  $  88,914   $   152,751   $  17,582   $ (45,719)
                               ---------   -----------   ---------   ---------
A Shares (1)
 Proceeds from shares
   issued....................  $       3   $       400   $ 112,117   $ 133,175
 Dividends reinvested........          1             1         348         421
 Cost of shares redeemed.....       (103)           --     (72,516)    111,568
                               ---------   -----------   ---------   ---------
Increase (Decrease) in Net
 Assets from A Shares
 Transactions................  $     (99)  $       401   $  39,949   $  22,028
                               ---------   -----------   ---------   ---------
L Shares
 Proceeds from shares
   issued....................
 Dividends reinvested........
 Cost of shares redeemed.....
                               ---------   -----------   ---------   ---------
Increase (Decrease) in Net
 Assets from L Shares
 Transactions................
                               ---------   -----------   ---------   ---------
Total Net Increase (Decrease)
 from Capital Transactions...  $  88,815   $   153,152   $  57,531   $ (23,691)
                               =========   ===========   =========   =========

NOTES TO FINANCIAL STATEMENTS (concluded)
STI CLASSIC FUNDS  November 30, 2004

                                                                                         U.S. Government
                                     Prime Quality               Tax-Exempt                Securities
                                     Money Market               Money Market              Money Market
                                         Fund                       Fund                      Fund
                               -------------------------   -----------------------   -----------------------
                                06/01/04-     06/01/03-    06/01/04-    06/01/03-    06/01/04-    06/01/03-
                                11/30/04      05/31/04     11/30/04     05/31/04     11/30/04     05/31/04
                               -----------   -----------   ---------   -----------   ---------   -----------
Share Transactions:
T Shares
 Issued......................    1,775,165     3,517,343     565,859     1,424,246     662,692     1,110,958
 Reinvested..................        1,339         1,743          --            --         307           406
 Redeemed....................   (2,052,597)   (4,326,125)   (473,843)   (1,534,286)   (595,735)   (1,488,621)
                               -----------   -----------   ---------   -----------   ---------   -----------
Increase (Decrease) in Net
 Assets from T Shares
 Transactions................     (276,093)     (807,039)     92,016      (110,040)     67,264      (377,257)
                               -----------   -----------   ---------   -----------   ---------   -----------
A Shares
 Issued......................      661,853     1,045,548     284,881       361,662     159,874       352,303
 Reinvested..................        6,300         6,441         882           937         744           659
 Redeemed....................     (647,808)   (1,126,059)   (247,857)     (327,551)   (172,968)     (369,114)
                               -----------   -----------   ---------   -----------   ---------   -----------
Increase (Decrease) in Net
 Assets from A Shares
 Transactions................       20,345       (74,070)     37,906        35,048     (12,350)      (16,152)
                               -----------   -----------   ---------   -----------   ---------   -----------
L Shares
 Issued......................        5,791        56,986
 Reinvested..................           43            43
 Redeemed....................      (17,259)      (46,221)
                               -----------   -----------   ---------   -----------   ---------   -----------
Increase (Decrease) in Net
 Assets from L Shares
 Transactions................      (11,425)       10,808
                               -----------   -----------   ---------   -----------   ---------   -----------
Total Net Increase (Decrease)
 from Share Transactions.....     (267,173)     (870,301)    129,922       (74,992)     54,914      (393,409)
                               ===========   ===========   =========   ===========   =========   ===========

                                                               Virginia
                                    U.S. Treasury              Tax-Free
                                    Money Market             Money Market
                                        Fund                     Fund
                               -----------------------   ---------------------
                               06/01/04-    06/01/03-    06/01/04-   06/01/03-
                               11/30/04     05/31/04     11/30/04    05/31/04
                               ---------   -----------   ---------   ---------
Share Transactions:
T Shares
 Issued......................    646,378     1,849,253     146,583     263,166
 Reinvested..................         42            53          74         129
 Redeemed....................   (557,505)   (1,696,555)   (129,076)   (309,014)
                               ---------   -----------   ---------   ---------
Increase (Decrease) in Net
 Assets from T Shares
 Transactions................     88,915       152,751      17,581     (45,719)
                               ---------   -----------   ---------   ---------
A Shares
 Issued......................          3           400     112,116     133,175
 Reinvested..................          1             1         348         421
 Redeemed....................       (103)           --     (72,516)   (111,568)
                               ---------   -----------   ---------   ---------
Increase (Decrease) in Net
 Assets from A Shares
 Transactions................        (99)          401      39,948      22,028
                               ---------   -----------   ---------   ---------
L Shares
 Issued......................
 Reinvested..................
 Redeemed....................
                               ---------   -----------   ---------   ---------
Increase (Decrease) in Net
 Assets from L Shares
 Transactions................
                               ---------   -----------   ---------   ---------
Total Net Increase (Decrease)
 from Share Transactions.....     88,816       153,152      57,529     (23,691)
                               =========   ===========   =========   =========

(1) U.S. Treasury Money Market A Shares commenced operations on November 12,
2003.

Amounts designated as "--" are $0 or have been rounded to $0.

6. Concentrations/Risks

The Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Virginia Tax-Free Money Market Fund concentrates its investments in securities of issuers located in a specific region, subjecting the Fund to the economic and government policies of that region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS (UNAUDITED)
--------------------------------------------------------------------------------
Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Member." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Member." Messrs. Courts and Ridley are Trustees who may be deemed to be "interested persons" of the Trust.
--------------------------------------------------------------------------------

                                          TERM OF                PRINCIPAL           NUMBER OF                OTHER
                         POSITION(S)     OFFICE AND            OCCUPATION(S)         PORTFOLIOS           DIRECTORSHIPS
   NAME, ADDRESS, AND     HELD WITH      LENGTH OF              DURING THE          OVERSEEN FOR          HELD BY BOARD
     DATE OF BIRTH        THE GROUP     TIME SERVED            PAST 5 YEARS          THE TRUST                MEMBER
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS*
--------------
Richard W. Courts, II     Trustee      November, 2001   Chairman of the Board,           49        Director, Cousins
3435 Stelzer Road                                       Atlantic Investment                        Properties, Inc.; Director,
Columbus, OH 43219                                      Company, 1970 to present.                  Piedmont Hospital; Director,
01/18/36                                                                                           SunTrust Bank, Atlanta;
                                                                                                   Chairman, Courts Foundation;
                                                                                                   Chairman, J. Bulow Campbell
                                                                                                   Foundation. Current Trustee
                                                                                                   of STI Classic Variable
                                                                                                   Trust.
-------------------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley        Trustee      November, 2001   Chairman of the Board;           49        Director, Crawford & Co.;
3435 Stelzer Road                                       Haverty Furniture                          Director, Pike's Family
Columbus, OH 43219                                      Companies, 2001 to present;                Nurseries, Inc.; Trustee,
06/03/42                                                Partner, King and Spaulding                St. Joseph's Health System,
                                                        LLP (law firm), 1971 to                    Inc.; Director, High Museum
                                                        2000.                                      of Atlanta. Current Trustee
                                                                                                   of STI Classic Variable
                                                                                                   Trust.
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
Thomas Gallagher          Trustee      May, 2000        President, Genuine Parts         49        Director, Shepard Center;
3435 Stelzer Road                                       Company Wholesale                          Director, NAPA; Director,
Columbus, OH 43219                                      Distribution, 1970 to                      Genuine Parts Co.; Director,
11/25/47                                                present.                                   Stone Mountain Industrial
                                                                                                   Park; Trustee, The Lovett
                                                                                                   School; Director, Oxford
                                                                                                   Industries. Current Trustee
                                                                                                   of STI Classic Variable
                                                                                                   Trust.
-------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch          Trustee      May, 1992        Retired.                         49        Current Trustee of STI
3435 Stelzer Road                                                                                  Classic Variable, The
Columbus, OH 43219                                                                                 Capitol Mutual Funds and SEI
12/03/32                                                                                           Family of Funds.
-------------------------------------------------------------------------------------------------------------------------------
James O. Robbins          Trustee      May, 2000        President and Chief              49        Director, National Cable and
3435 Stelzer Road                                       Executive Officer, Cox                     Telecommunications
Columbus, OH 43219                                      Communications, Inc., 1985                 Association; Director, Cable
07/04/42                                                to present.                                Labs; Director, C-SPAN;
                                                                                                   Trustee, St. Paul's Schools;
                                                                                                   Director, Cox
                                                                                                   Communications. Current
                                                                                                   Trustee of STI Classic
                                                                                                   Variable Trust.
-------------------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton        Trustee      February, 1998   Retired.                         49        Current Trustee of STI
3435 Stelzer Road                                                                                  Classic Variable Trust and
Columbus, OH 43219                                                                                 W.K. Kellogg Trust.
03/28/30
-------------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

                                          TERM OF                PRINCIPAL           NUMBER OF                OTHER
                         POSITION(S)     OFFICE AND            OCCUPATION(S)         PORTFOLIOS           DIRECTORSHIPS
   NAME, ADDRESS, AND     HELD WITH      LENGTH OF              DURING THE          OVERSEEN FOR          HELD BY BOARD
     DATE OF BIRTH        THE GROUP     TIME SERVED            PAST 5 YEARS          THE TRUST                MEMBER
-------------------------------------------------------------------------------------------------------------------------------
Sidney E. Harris          Trustee      November, 2004   Dean of Robinson College of      49        Director, ServiceMaster;
3435 Stelzer Road                                       Business, Georgia State                    Director, Total System
Columbus, OH 43219                                      University.                                Services, Inc. Current
07/21/49                                                                                           Trustee of STI Classic
                                                                                                   Variable Trust.
-------------------------------------------------------------------------------------------------------------------------------
Warren Y. Jobe            Trustee      November, 2004   Retired.                         49        Director, WellPoint Health
3435 Stelzer Road                                                                                  Networks; Director,
Columbus, OH 43219                                                                                 UniSource Energy Corp.;
11/12/40                                                                                           Director, Tucson Electric
                                                                                                   Power. Current Trustee of
                                                                                                   STI Classic Variable Trust.
-------------------------------------------------------------------------------------------------------------------------------
Charles D. Winslow        Trustee      November, 2004   Retired.                         49        Current Trustee of STI
3435 Stelzer Road                                                                                  Classic Variable Trust.
Columbus, OH 43219
07/13/35
-------------------------------------------------------------------------------------------------------------------------------

* Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.

--------------------------------------------------------------------------------

                                                           TERM OF                          PRINCIPAL
                                  POSITION(S)            OFFICE AND                       OCCUPATION(S)
   NAME, ADDRESS, AND              HELD WITH              LENGTH OF                         DURING THE
     DATE OF BIRTH                 THE GROUP             TIME SERVED                       PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
R. Jeffrey Young                   President             Since 2004    Senior Vice President, Relationship Management,
3435 Stelzer Road                                                      BISYS Fund Services since April 2002. Vice
Columbus, OH 43219                                                     President, Client Services, BISYS Fund Services from
08/22/64                                                               May 1997 to April 2002.
---------------------------------------------------------------------------------------------------------------------------
Bryan C. Haft                  Treasurer and CFO         Since 2004    Vice President, Financial Administration, BISYS Fund
3435 Stelzer Road                                                      Services since July 2000. Director, Administration
Columbus, OH 43219                                                     Services, BISYS Fund Services from May 1998 to July
01/23/65                                                               2000.
---------------------------------------------------------------------------------------------------------------------------
Deborah A. Lamb            Executive Vice President,     Since 2003    Chief Compliance Officer and Managing Director of
3435 Stelzer Road         Assistant Secretary and CCO                  Trusco Capital Management, Inc. since March 2003 and
Columbus, OH 43219                                                     President of Investment Industry Consultants, LLC
10/02/52                                                               since June 2000. Director of Compliance at INVESCO,
                                                                       Inc. from March 1995 to June 2000.
---------------------------------------------------------------------------------------------------------------------------
Alaina V. Metz                Assistant Secretary        Since 2004    Vice President, Blue Sky Compliance, BISYS Fund
3435 Stelzer Road                                                      Services since January 2002. Chief Administrative
Columbus, OH 43219                                                     Officer, Blue Sky Compliance, BISYS Fund Services
04/07/67                                                               from June 1995 to January 2002.
---------------------------------------------------------------------------------------------------------------------------
Julie M. Powers               Assistant Secretary        Since 2004    Senior Paralegal, Legal Services, BISYS Fund
3435 Stelzer Road                                                      Services since June 2000. Paralegal of Phillips,
Columbus, OH 43219                                                     Lytle, Hitchcock, Blaine & Huber LLP from March 1998
10/08/69                                                               to June 2000.
---------------------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLES (UNAUDITED)
--------------------------------------------------------------------------------
As a shareholder of the STI Classic Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the STI Classic Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 through November 30, 2004.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                              Beginning        Ending         Expense Paid        Expense Ratio
                                                            Account Value   Account Value    During Period*      During Period**
                                                              06/01/04        11/30/04      06/01/04-11/30/04   06/01/04-11/30/04
                                                            -------------   -------------   -----------------   -----------------
Prime Quality Money Market Fund...............   T Shares     $1,000.00       $1,005.10           $3.02               0.60%
                                                 A Shares      1,000.00        1,004.10            4.02               0.80%
                                                 L Shares      1,000.00        1,003.90            4.27               0.85%
Tax-Exempt Money Market Fund..................   T Shares      1,000.00        1,004.30            2.56               0.51%
                                                 A Shares      1,000.00        1,003.60            3.26               0.65%
U.S. Government Securities Money Market
  Fund........................................   T Shares      1,000.00        1,004.70            3.12               0.62%
                                                 A Shares      1,000.00        1,003.80            3.92               0.78%
U.S. Treasury Money Market Fund...............   T Shares      1,000.00        1,004.30            3.12               0.62%
                                                 A Shares      1,000.00        1,003.70            3.77               0.75%
Virginia Tax-Free Money Market Fund...........   T Shares      1,000.00        1,004.40            2.31               0.46%
                                                 A Shares      1,000.00        1,003.50            3.31               0.66%

 * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each STI Classic Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Beginning        Ending         Expense Paid        Expense Ratio
                                                            Account Value   Account Value     During Period      During Period**
                                                              06/01/04        11/30/04      06/01/04-11/30/04   06/01/04-11/30/04
                                                            -------------   -------------   -----------------   -----------------
Prime Quality Money Market Fund.............    T Shares      $1,000.00       $1,022.06           $3.04               0.60%
                                                A Shares       1,000.00        1,021.06            4.05               0.80%
                                                L Shares       1,000.00        1,020.81            4.31               0.85%
Tax-Exempt Money Market Fund................    T Shares       1,000.00        1,022.51            2.59               0.51%
                                                A Shares       1,000.00        1,021.81            3.29               0.65%
U.S. Government Securities Money Market
  Fund......................................    T Shares       1,000.00        1,021.96            3.14               0.62%
                                                A Shares       1,000.00        1,021.16            3.95               0.78%
U.S. Treasury Money Market Fund.............    T Shares       1,000.00        1,021.96            3.14               0.62%
                                                A Shares       1,000.00        1,021.31            3.80               0.75%
Virginia Tax-Free Money Market Fund.........    T Shares       1,000.00        1,022.76            2.33               0.46%
                                                A Shares       1,000.00        1,021.76            3.35               0.66%

 * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

--------------------------------------------------------------------------------

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and how the Funds voted proxies relating to portfolio securities during the period ended November 30, 2004 is available (1) without charge, upon request, by calling 1-800-428-6970, and (2) on the Securities and Exchange Commission's website at www.sec.gov.

Other Information

Schedules of Portfolio Investments for periods ending August 31, 2004 is available and February 28, 2005 will be available, without charge, on the Securities and Exchange Commission's website at www.sec.gov.

                              INVESTMENT ADVISER:

                        Trusco Capital Management, Inc.

          STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by Trusco Capital Management, Inc., an affiliate of SunTrust Banks, Inc.


                                  DISTRIBUTOR:
                             BISYS Fund Services LP

          This information must be preceded or accompanied by a current prospectus for each Fund described.

















                                                                 STI-SA-003 1/05

                                  SEMI-ANNUAL

--------------------------------------------------------------------------------

                                FINANCIAL REPORT

--------------------------------------------------------------------------------

                               STI CLASSIC FUNDS

--------------------------------------------------------------------------------

                            A FAMILY OF MUTUAL FUNDS

--------------------------------------------------------------------------------

                                   Bond Funds

                  Classic Institutional High Quality Bond Fund
                   Classic Institutional Short Term Bond Fund
               Classic Institutional Super Short Income Plus Fund
                  Classic Institutional Total Return Bond Fund
 Classic Institutional U.S. Government Securities Super Short Income Plus Fund

                               Money Market Funds

            Classic Institutional Cash Management Money Market Fund
       Classic Institutional U.S. Government Securities Money Market Fund
        Classic Institutional U.S. Treasury Securities Money Market Fund


                               November 30, 2004

                               [STI CLASSIC LOGO]

Dear Valued STI Classic Funds Shareholder,

While patience is rarely enjoyable, it is often called a virtue and with good reason. We stressed patience with the stock market in 2004, primarily because the economy was transitioning from a stimulus led period of growth (low mortgage rates and tax cuts) to a more sustainable phase characterized by improved job growth, rising personal income, and continued capital spending. These are key factors that drive sales and investment. A more succinct way of expressing our view for 2004 is "don't bet against the cycle." While the stock markets bounced around inside a trading range for most of the year, our patience was rewarded in the fourth quarter. The S&P 500 Index rose 9.2% including dividends during the final three months and finished the year with a total return of 10.9%. Bonds also faired reasonably well in the final quarter and finished 2004 with a fifth consecutive annual gain. The Lehman Brothers Aggregate Bond Index rose 1.0% during the last three months and gained 4.3% for the year. The New Year appears likely to be favorable for the economy and the markets as well, but cross-currents will be significant. I want to take this opportunity to share our views on the year just ended, and outline our thoughts about factors likely to shape 2005.

After the S&P 500 rebounded 28.7% in 2003, many investors were anxious for signs confirming improving economic momentum in 2004. Early in the year, there was evidence that the economy was indeed picking up steam and achieving sustainability, and stocks advanced in the first quarter amid signs of strength. However, equities struggled in the spring and summer as job growth slowed and confidence sagged. The Federal Reserve, conversely, became more confident in the health of the economy and began raising the overnight Fed Funds rate on June 30 in an effort to remove "excess monetary accommodation." An additional development was the sharp rise in oil prices, though "headline" inflation rose only moderately. These were new headwinds that threatened the pace of growth and increased the risk of inflation; both negatives for stocks. The S&P 500 was nearly unchanged at the end of the third quarter, while longer-term yields actually declined.

In the fourth quarter, a resumption of stronger job growth, a drop in oil prices, and an end to a vituperative presidential campaign cleared the way for an equity rebound. The S&P 500 rose 9.2% including dividends during the quarter, and all sectors improved, led primarily by pro-cyclical technology, consumer discretionary, and industrial stocks. For all of 2004, energy led all sectors due to the sharp spike in oil prices. Utility and telecom stocks, while a small percentage of the index, performed well, and industrials, materials, and consumer discretionary stocks had above-average performance.

Generally, the year was good for the value style of investing. Stocks with the lowest earnings growth outperformed stocks with high earnings growth, and companies with higher dividends tended to outperform those with low dividends. Also, stocks with smaller market capitalizations as well as international equities tended to outperform the S&P 500 in 2004. The Russell 2000 small-cap index returned 18.3%, and the MSCI EAFE Index gained 20.7%. In the fixed-income market, the pro-cyclical improvement in the economy benefited credit and high yield securities.

Our outlook for the economy in 2005 remains positive led by additional business investment and employment gains. However, the pace of growth is expected to slow closer to the longer-term average of 3.0%. Top line inflation may dip due to a decline in oil prices, but core inflation is likely to move moderately higher. The dollar is expected to remain under downward pressure. In this environment, we expect the Federal Reserve to continue with a series of rate hikes with a near-term goal of achieving interest rate "neutrality." Longer term yields are also likely to rise, but not dramatically. Corporate earnings growth has begun to moderate, and we project a slowing in S&P 500 operating profits growth for all of 2005 near the long-term average of 7%. History has shown that equity prices can still move higher when corporate earnings growth slows from high rates. We believe that companies with stronger financial quality (high cash flow, top line sales growth, low debt) should outperform in this climate, which may support a shift toward stocks with consistent earnings growth as well as the Growth style. We will continue to be very price sensitive in the entry and exit strategies for individual stocks.

We still like stocks relative to bonds, given the current low absolute level of bond yields, the expected continuation of Fed tightening, the risk of higher inflation, and the downward pressure on the dollar. However, the upward path for equities could be bumpy over the near-term following the post-election rally and the increased valuation levels, especially if long-term yields move significantly higher. We favor a relative overweight position in large-caps over small-caps in fully diversified portfolios, and international equities over the S&P 500. In fixed-income portfolios, we believe yields should generally trend higher, and most of the movement will be in short-term rates causing the yield curve to flatten further from the current level. We recommend a neutral relative duration with a modest barbell maturity structure, and an overweight position in securities designed to perform well in rising inflation environments such as Treasury inflation-indexed securities (TIPS). However, following a significant narrowing of credit spreads, we moved to an underweight position in corporate bonds and will shift to an underweight in mortgages.

Patience was required and rewarded in 2004. While we are generally optimistic on the future trend in the equity markets, the cross-currents in the global economy suggest that another dose of patience may be needed to reach longer-term investment goals. I appreciate the confidence you have placed in Trusco in managing your assets, and we value your relationship.

Sincerely,

Douglas Phillips

Douglas Phillips
Chairman
Trusco Capital Managemen

PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS     November 30, 2004 Percentages are based on market value


CLASSIC INSTITUTIONAL HIGH QUALITY
BOND FUND
Corporate Bonds                                                         15.7%
U.S. Government Agencies                                                 0.3%
U.S. Treasury Obligations                                               74.4%
Repurchase Agreements                                                    9.6%

CLASSIC INSTITUTIONAL SHORT-TERM
BOND FUND
Corporate Bonds                                                         45.1%
Foreign Government Bonds                                                 0.7%
U.S. Government Agencies                                                35.4%
U.S. Treasury Obligations                                               14.7%
Yankee Dollar                                                            0.5%
Short-Term Investments                                                   2.9%
Money Market Funds                                                       0.7%

CLASSIC INSTITUTIONAL SUPER SHORT
INCOME PLUS FUND
Asset Backed Securities                                                  4.6%
Commercial Papers                                                        9.9%
Corporate Bonds                                                         44.4%
Master Notes                                                             1.7%
Mortgage Related                                                         4.7%
Municipal Bonds                                                          2.0%
U.S. Government Agencies                                                27.4%
U.S. Treasury Obligations                                                3.5%
Repurchase Agreements                                                    1.7%
Money Market Funds                                                       0.1%

CLASSIC INSTITUTIONAL TOTAL RETURN
BOND FUND
Corporate Bond                                                          24.4%
Foreign Government Bonds                                                 0.5%
U.S. Government Agencies                                                25.1%
U.S. Treasury Obligations                                               30.9%
Yankee Dollar                                                            0.6%
Repurchase Agreements                                                   18.5%

CLASSIC INSTITUTIONAL
U.S. GOVERNMENT SECURITIES SUPER
SHORT INCOME PLUS FUND
Asset Backed Securities                                                  6.3%
Corporate Bonds                                                          2.1%
Municipal Bonds                                                          2.1%
U.S. Government Agencies                                                80.1%
U.S. Treasury Obligations                                                4.1%
Repurchase Agreements                                                    5.1%
Money Market Funds                                                       0.2%

CLASSIC INSTITUTIONAL CASH
MANAGEMENT MONEY MARKET FUND
Certificates of Deposit                                                  2.5%
Commercial Papers                                                        9.7%
Corporate Bonds                                                         11.4%
Demand Notes                                                            13.6%
Master Notes                                                             4.8%
Municipal Bonds                                                         18.2%
U.S. Government Agencies                                                34.3%
Repurchase Agreements                                                    5.5%

CLASSIC INSTITUTIONAL U.S. GOVERNMENT
SECURITIES MONEY MARKET FUND
U.S. Government Agencies                                                80.4%
Repurchase Agreements                                                   19.6%

CLASSIC INSTITUTIONAL U.S. TREASURY
SECURITIES MONEY MARKET FUND
U.S. Treasury Obligations                                               10.2%
Repurchase Agreements                                                   89.8%

Portfolio composition is subject to change.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
CORPORATE BONDS (17.2%)
AUTO MANUFACTURERS (0.3%)
  American Honda Finance,
    3.850%, 11/06/08 (d)           $   265     $    263
  DaimlerChrysler NA Hldg.
    Corp., 7.300%, 01/15/12            270          304
                                               --------
                                                    567
                                               --------
BANKS (1.4%)
  Bank of America Corp., 7.400%,
    01/15/11                         1,630        1,882
  Bank One Corp., 7.625%,
    08/01/05                           580          599
                                               --------
                                                  2,481
                                               --------
BIOTECHNOLOGY (0.3%)
  Amgen, Inc., 4.000%, 11/18/09        575          570
                                               --------
DIVERSIFIED FINANCIAL SERVICES (8.6%)
  American Express Co., 3.750%,
    11/20/07                         1,000        1,001
  Caterpillar Financial Services
    Corp., 4.500%, 06/15/09            765          778
  CIT Group, Inc., 5.750%,
    09/25/07                           995        1,046
  CIT Group, Inc., 5.500%,
    11/30/07                           185          193
  CIT Group, Inc., 5.125%,
    09/30/14                           155          153
  Citigroup, Inc., 5.125%,
    05/05/14                         1,205        1,219
  Ford Motor Credit Co., 7.000%,
    10/01/13                         1,040        1,085
  Goldman Sachs Group, Inc.,
    3.875%, 01/15/09                   260          258
  Goldman Sachs Group, Inc.,
    4.750%, 07/15/13                 1,965        1,920
  Household Finance Corp.,
    6.375%, 11/27/12                 1,645        1,806

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  International Lease Finance
    Corp., 5.625%, 06/01/07        $   180     $    188
  International Lease Finance
    Corp., 5.875%, 05/01/13          1,440        1,513
  J.P. Morgan Chase & Co.,
    6.625%, 03/15/12                 1,490        1,657
  Merrill Lynch & Co., Inc.,
    MTN, 3.700%, 04/21/08              170          169
  Merrill Lynch & Co., Inc.,
    MTN, 5.000%, 01/15/15              335          330
  Morgan Stanley, 5.300%,
    03/01/13                         1,355        1,382
                                               --------
                                                 14,698
                                               --------
ELECTRIC (0.3%)
  Consolidated Edison Co. of New
    York, Inc., 4.700%, 06/15/09       410          419
  Florida Power & Light, Co.,
    6.875%, 12/01/05                   100          104
                                               --------
                                                    523
                                               --------
INSURANCE (1.0%)
  Berkshire Hathaway Financial,
    Inc., 3.375%, 10/15/08             750          739
  MetLife, Inc., 5.250%,
    12/01/06                           405          418
  Prudential Financial, Inc.,
    MTN, 3.750%, 05/01/08              250          247
  Prudential Financial, Inc.,
    MTN, 5.100%, 09/20/14              270          267
                                               --------
                                                  1,671
                                               --------
INVESTMENT COMPANIES (0.3%)
  Credit Suisse First Boston
    USA, Inc., 6.500%, 01/15/12        475          527
                                               --------
MISCELLANEOUS MANUFACTURER (1.9%)
  General Electric Co., 5.000%,
    02/01/13                         3,215        3,263
                                               --------

                                                                     (Unaudited)

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
OIL & GAS (0.8%)
  BP Capital Markets PLC,
    4.000%, 04/29/05               $   515     $    518
  ConocoPhillips, 6.375%,
    03/30/09                           185          202
  ConocoPhillips, 8.750%,
    05/25/10                           470          572
                                               --------
                                                  1,292
                                               --------
RETAIL (0.5%)
  Wal-Mart Stores, Inc., 4.550%,
    05/01/13                           820          817
                                               --------
SAVINGS & LOANS (0.2%)
  Golden West Financial Corp.,
    4.125%, 08/15/07                   340          345
                                               --------
SOFTWARE (0.6%)
  First Data Corp., 4.700%,
    11/01/06                         1,020        1,048
                                               --------
TELECOMMUNICATIONS (1.0%)
  SBC Communications, Inc.,
    5.625%, 06/15/16                   455          463
  Verizon Global Funding Corp.,
    7.250%, 12/01/10                 1,160        1,325
                                               --------
                                                  1,788
                                               --------
Total Corporate Bonds (Cost
  $29,451)                                       29,590
                                               --------
U.S. GOVERNMENT AGENCIES (0.3%)
FANNIE MAE (0.3%)
  5.725%, 03/01/12                     234          249
  6.260%, 05/01/12                     313          341
                                               --------
Total U.S. Government Agencies
  (Cost $591)                                       590
                                               --------

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS (81.8%)
U.S. TREASURY NOTES (81.8%)
  1.625%, 03/31/05                 $ 1,500     $  1,497
  1.625%, 04/30/05                  15,955       15,909
  1.250%, 05/31/05                   9,125        9,075
  3.500%, 11/15/06                  45,465       45,892
  3.125%, 05/15/07                  36,655       36,638
  3.875%, 02/15/13                  14,840       14,488
  1.875%, 07/15/13                  15,915       16,810
                                               --------
Total U.S. Treasury Obligations
  (Cost $140,020)                               140,309
                                               --------
REPURCHASE AGREEMENTS (10.6%)
  Merrill Lynch, 1.995%, dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase
    price $18,239,619
    (collateralized by GNMA
    obligations; total market
    value $18,605,127)              18,239       18,239
                                               --------
Total Repurchase Agreements
  (Cost $18,239)                                 18,239
                                               --------
Total Investments (Cost
  $188,301) (a) -- 109.9%                       188,728
Liabilities in excess of other
  assets -- (9.9)%                              (16,987)
                                               --------
Net Assets -- 100.0%                           $171,741
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004   (Amounts in thousands, except shares)

CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND

-----------------------------------------------------
                                  Shares
                                    or
                                Principal
                                  Amount       Value
-----------------------------------------------------
CORPORATE BONDS (46.2%)
AUTO MANUFACTURERS (3.4%)
  Daimler Chrysler Auto Trust,
    Ser 2004-A, Class A2,
    1.410%, 11/08/06            $      517    $   515
  Daimler Chrysler National
    Holdings, 6.400%, 05/15/06         163        170
  USAA Auto Owner Trust, Ser
    2004-1, Class A3, 2.060%,
    04/15/08                           450        444
                                              -------
                                                1,129
                                              -------
AUTOMOBILE ABS (5.2%)
  Capital Auto Receivables
    Asset Trust, 3.580%,
    10/16/06                           350        352
  Capital Auto Receivables
    Asset Trust, 2.640%,
    03/17/08                           500        498
  Ford Credit Auto Owner
    Trust, 2.130%, 10/15/06            425        424
  Honda Auto Receivables Owner
    Trust, 3.610%, 12/18/07            500        502
                                              -------
                                                1,776
                                              -------
BANKS (1.1%)
  Bank of America Corp.,
    5.250%, 02/01/07                   355        368
                                              -------
BEVERAGES (0.5%)
  Coca-Cola Enterprises,
    5.250%, 05/15/07                   165        172
                                              -------
BUILDING MATERIALS (0.5%)
  Masco Corp., 6.750%,
    03/15/06                           160        167
                                              -------

-----------------------------------------------------
                                  Shares
                                    or
                                Principal
                                  Amount       Value
-----------------------------------------------------
CREDIT CARD ABS (4.3%)
  Bank One Issuance Trust,
    2.940%, 06/16/08            $      500    $   500
  Citibank Credit Card
    Issuance Trust, 4.100%,
    12/07/06                           300        300
  Citibank Credit Card
    Issuance Trust, 2.550%,
    01/20/09                           350        344
  MBNA Credit Card Master Note
    Trust, 3.650%, 03/15/11            300        298
                                              -------
                                                1,442
                                              -------
DIVERSIFIED FINANCIAL SERVICES (17.8%)
  Bear Stearns & Co., Inc.,
    5.700%, 01/15/07                   275        287
  Boeing Capital Corp.,
    5.650%, 05/15/06                    72         74
  Capital One Financial Corp.,
    7.250%, 05/01/06                   150        158
  Citigroup, Inc., 4.125%,
    02/21/06                           425        429
  Citigroup, Inc., 5.000%,
    03/06/07                           475        491
  Countrywide Home Loan, Inc.,
    Ser MTN, 5.500%, 08/01/06          350        362
  Credit Suisse First Boston
    USA, Inc., 5.875%,
    08/01/06                           325        338
  Ford Motor Credit Co.,
    6.875%, 02/01/06                   240        248
  Ford Motor Credit Co.,
    6.500%, 01/25/07                   130        135
  General Electric Capital
    Corp., 5.000%, 06/15/07            225        233
  General Motors Acceptance
    Corp., 6.125%, 08/28/07            225        232
  Goldman Sachs Group, Inc.
    (The), 7.625%, 08/17/05            315        326

                                                                     (Unaudited)

-----------------------------------------------------
                                  Shares
                                    or
                                Principal
                                  Amount       Value
-----------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Household Finance Corp.,
    5.750%, 01/30/07            $      280    $   293
  International Lease Finance
    Corp., 3.500%, 04/01/09            125        121
  JP Morgan Chase & Co.,
    5.250%, 05/30/07                   345        359
  KFW International Finance,
    Inc., 4.750%, 01/24/07             335        346
  Lehman Brothers Holdings,
    Inc., 6.250%, 05/15/06             295        307
  Merrill Lynch & Co., Inc.,
    Ser B, 3.375%, 09/14/07            180        179
  Morgan Stanley, 5.800%,
    04/01/07                           235        247
  National Rural Utilities
    Cooperative
    Finance Corp., 3.000%,
    02/15/06                           425        424
  Wachovia Corp., 6.800%,
    06/01/05                           425        433
                                              -------
                                                6,022
                                              -------
ELECTRIC (1.5%)
  Alabama Power Co., Ser X,
    3.125%, 05/01/08                    50         49
  American Electric Power Co.,
    Inc., Ser A, 6.125%,
    05/15/06                            85         88
  Dominion Resources, Inc.,
    Ser B, 7.625%, 07/15/05            175        180
  PacifiCorp., 6.750%,
    04/01/05                           100        101
  PG&E Corp., 2.720%, 04/03/06          86         86
                                              -------
                                                  504
                                              -------

-----------------------------------------------------
                                  Shares
                                    or
                                Principal
                                  Amount       Value
-----------------------------------------------------
FOOD (0.8%)
  Conagra Foods, Inc., 7.500%,
    09/15/05                    $       90    $    93
  Safeway, Inc., 6.150%,
    03/01/06                           160        165
                                              -------
                                                  258
                                              -------
FOREST PRODUCTS & PAPER (0.3%)
  Weyerhaeuser Co., 6.125%,
    03/15/07                            95        100
                                              -------
INSURANCE (1.5%)
  Allstate Corp., 7.875%,
    05/01/05                           320        327
  Metlife, Inc., 3.911%,
    05/15/05                           115        116
  Safeco Corp., 4.200%,
    02/01/08                            65         65
                                              -------
                                                  508
                                              -------
MEDIA (1.9%)
  AOL Time Warner, Inc.,
    6.150%, 05/01/07                   140        148
  Comcast Cable
    Communications, 8.375%,
    05/01/07                           145        160
  Univision Communications,
    Inc., 2.875%, 10/15/06              85         84
  Viacom, Inc., 7.750%,
    06/01/05                           250        257
                                              -------
                                                  649
                                              -------
OIL & GAS (1.0%)
  Anadarko Petroleum Corp.,
    3.250%, 05/01/08                   165        162
  Kerr-McGee Corp., 5.875%,
    09/15/06                           160        166
                                              -------
                                                  328
                                              -------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004   (Amounts in thousands, except shares)

CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND -- CONCLUDED

-----------------------------------------------------
                                  Shares
                                    or
                                Principal
                                  Amount       Value
-----------------------------------------------------
REITS (0.5%)
  Equity Office Properties
    Trust, 8.375%, 03/15/06     $      150    $   159
                                              -------
TELECOMMUNICATIONS (5.9%)
  AT&T Wireless Services,
    Inc., 7.500%, 05/01/07             210        228
  British Telecom PLC, 7.875%,
    12/15/05                           325        340
  Deutsche Telekom Finance,
    8.250%, 06/15/05                   300        308
  Satellite Telecom, 5.250%,
    11/01/08                            90         86
  SBC Communications, Inc.,
    5.750%, 05/02/06                   190        197
  SBC Communications, Inc.,
    4.125%, 09/15/09                    90         89
  Verizon Global Funding
    Corp., 6.125%, 06/15/07            194        206
  Verizon Wireless, Inc.,
    5.375%, 12/15/06                   225        234
  Vodafone Group PLC, 7.625%,
    02/15/05                           340        343
                                              -------
                                                2,031
                                              -------
Total Corporate Bonds (Cost
  $15,716)                                     15,613
                                              -------
FOREIGN GOVERNMENT BONDS (0.7%)
CANADA (0.7%)
  Quebec Province, 5.500%,
    04/11/06                           225        232
                                              -------
Total Foreign Government Bonds
  (Cost $235)                                     232
                                              -------
U.S. GOVERNMENT AGENCIES (36.2%)
FANNIE MAE (13.5%)
  2.625%, 01/19/07, Callable
    01/19/05 @ 100                     525        518

-----------------------------------------------------
                                  Shares
                                    or
                                Principal
                                  Amount       Value
-----------------------------------------------------
FANNIE MAE--CONTINUED
  3.750%, 05/17/07, Callable
    05/17/05 @ 100              $      450    $   451
  6.942%, 08/01/07                     155        164
  3.000%, 08/15/07                     835        825
  6.070%, 10/01/08, Ser 380727         225        235
  3.810%, 12/01/08, Ser 766065         380        379
  3.125%, 03/16/09, Callable
    03/16/06 @ 100                     175        169
  6.850%, 08/01/09, Ser 381858         305        334
  4.000%, 11/25/16                     140        140
  3.173%, 05/01/33                     230        232
  3.725%, 09/01/33                     175        178
  3.634%, 10/01/33                     214        221
  4.346%, 03/01/34                     370        370
  4.359%, 03/01/34                     326        327
                                              -------
                                                4,543
                                              -------
FEDERAL HOME LOAN BANK (9.7%)
  3.250%, 08/15/05, Ser 322            675        678
  2.500%, 03/15/06, Ser 392          2,500      2,485
  2.625%, 05/15/07, Ser DQ07           100         98
                                              -------
                                                3,261
                                              -------
FREDDIE MAC (12.0%)
  4.250%, 06/15/05                     875        884
  2.500%, 11/25/05                     210        208
  2.375%, 12/15/05                     500        497
  3.050%, 01/19/07, Callable
    01/19/05 @ 100                     400        398
  2.375%, 02/15/07                     345        339
  2.400%, 03/29/07, Callable
    03/29/05 @ 100                     425        417
  4.000%, 07/01/08                     192        193
  3.375%, 04/15/09                     185        182
  5.000%, 05/15/11                      66         66
  3.750%, 12/15/11, Ser 2890,
    Class AB                           355        354

                                                                     (Unaudited)

-----------------------------------------------------
                                  Shares
                                    or
                                Principal
                                  Amount       Value
-----------------------------------------------------
FREDDIE MAC--CONTINUED
  3.346%, 07/01/33              $      185    $   187
  5.009%, 04/01/34                     321        323
                                              -------
                                                4,048
                                              -------
SALLIE MAE (1.0%)
  2.080%, 09/15/06 (c)                 330        331
                                              -------
Total U.S. Government Agencies
  (Cost $12,281)                               12,183
                                              -------
U.S. TREASURY OBLIGATIONS (15.0%)
U.S. TREASURY NOTES (15.0%)
  1.250%, 05/31/05                   1,250      1,243
  2.750%, 07/31/06                   1,250      1,246
  2.250%, 02/15/07                     500        491
  2.750%, 08/15/07 (e)               1,200      1,186
  3.500%, 08/15/09                     880        874
                                              -------
Total U.S. Treasury
  Obligations (Cost $5,086)                     5,040
                                              -------
YANKEE DOLLAR (0.5%)
BEVERAGES (0.5%)
  Diageo PLC, 3.375%, 03/20/08         170        168
                                              -------
Total Yankee Dollar (Cost
  $169)                                           168
                                              -------

-----------------------------------------------------
                                  Shares
                                    or
                                Principal
                                  Amount       Value
-----------------------------------------------------
SHORT-TERM INVESTMENTS (3.0%)
  Boston Global Investment
    Trust -- Enhanced
    Portfolio (f)                1,020,000    $ 1,020
                                              -------
Total Short-Term Investments
  (Cost $1,020)                                 1,020
                                              -------
MONEY MARKET FUNDS (0.7%)
  Federated Prime Value Money
    Market Fund                    232,243        232
                                              -------
Total Money Market Funds (Cost
  $232)                                           232
                                              -------
Total Investments (Cost
  $34,739) (a) -- 102.3%                       34,488
Liabilities in excess of other
  assets -- (2.3)%                               (787)
                                              -------
Net Assets -- 100.0%                          $33,701
                                              =======

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND

------------------------------------------------------
                                  Shares
                                    or
                                 Principal
                                  Amount       Value
------------------------------------------------------
ASSET BACKED SECURITIES (4.6%)
DIVERSIFIED FINANCIAL SERVICES (4.6%)
  Collegiate Funding Services
    Education Loan, Ser 2003-B,
    Class A6, 2.200%, 12/28/43   $  2,300     $  2,300
  Education Loans, Inc., Ser
    2003-1, Class A, 2.230%,
    12/01/35                        2,300        2,300
  Nelnet Student Loan Corp.,
    Ser 2002-A, Class A7,
    2.000%, 06/01/35                2,300        2,300
  SLM Student Loan Trust, Ser
    2003-11, Class A1, 1.880%,
    09/15/09                          819          818
  SLM Student Loan Trust, Ser
    2004-2, Class A2, 2.120%,
    04/25/13                        3,000        2,998
                                              --------
Total Asset Backed Securities
  (Cost $10,718)                                10,716
                                              --------
COMMERCIAL PAPERS (9.9%)
COMMERCIAL BANKS, N.E.C. (3.0%)
  ANZ (Delaware) Inc., 1.906%,
    12/20/04 (b)                    3,500        3,496
  UBS Finance Delaware LLC,
    1.947%, 12/27/04 (b)            3,500        3,495
                                              --------
                                                 6,991
                                              --------
DIVERSIFIED FINANCIAL SERVICES (6.0%)
  ABN-Amro NA Finance, Inc.,
    2.104%, 12/29/04                3,500        3,494
  Ciesco LLC, 1.875%,
    12/06/04 (b)                    3,500        3,499

------------------------------------------------------
                                  Shares
                                    or
                                 Principal
                                  Amount       Value
------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  New Center Asset Trust,
    2.051%, 01/25/05 (b)         $  3,500     $  3,488
  Paccar Financial Corp.,
    1.999%, 01/18/05 (b)            3,500        3,489
                                              --------
                                                13,970
                                              --------
INVESTMENT COMPANIES (0.9%)
  Credit Suisse FD USA, Inc.,
    2.569%, 02/22/05 (b)            2,000        2,001
                                              --------
Total Commercial Papers (Cost
  $22,964)                                      22,962
                                              --------
CORPORATE BONDS (44.4%)
AUTO MANUFACTURERS (9.1%)
  American Honda Finance,
    2.300%, 01/16/07 (c)            2,500        2,501
  Daimler Chrysler Auto Trust,
    Ser 2004-A, Class A2,
    1.410%, 11/08/06                1,574        1,567
  Daimler Chrysler Master Owner
    Trust, Ser 2003-A, Class A,
    1.920%, 02/15/08 (c)            2,575        2,576
  Daimler Chrysler National
    Holdings, 7.400%, 01/20/05      1,000        1,006
  Daimler Chrysler National
    Holdings, 6.400%, 05/15/06      1,000        1,042
  Harley-Davidson Motorcycle
    Trust, Ser 2004-1, Class
    A1, 1.400%, 10/15/08            1,724        1,710
  Honda Auto Receivables Owner
    Trust, Ser 2003-2, Class
    A2, 1.340%, 12/21/05              158          158
  Navistar Financial Corp.
    Owner Trust, Ser 2002-B,
    Class A3A, 2.120%, 03/15/07
    (c)                             1,101        1,101

                                                                     (Unaudited)

------------------------------------------------------
                                  Shares
                                    or
                                 Principal
                                  Amount       Value
------------------------------------------------------
AUTO MANUFACTURERS--CONTINUED
  Nissan Auto Receivables Owner
    Trust, Ser 2002-A, Class
    A4, 4.280%, 10/16/06         $  1,311     $  1,318
  Nissan Master Owner Trust
    Receivables, Ser 2003-A,
    Class A1, 2.160%, 09/15/08
    (c)                             3,000        3,003
  Toyota Auto Receivables Owner
    Trust, Ser 2003-B, Class
    A3, 2.130%, 08/15/07 (c)        3,000        3,000
  USAA Auto Owner Trust, Ser
    2004-1, Class A3, 2.060%,
    04/15/08                        2,150        2,121
                                              --------
                                                21,103
                                              --------
BANKS (2.7%)
  Bank of America Corp.,
    5.250%, 02/01/07                  800          829
  US Bank NA, 1.820%, 12/05/05
    (c)                             2,000        2,000
  Wachovia Corp., 2.210%,
    07/20/07 (c)                    2,500        2,499
  Wells Fargo Co., 1.900%,
    03/03/06 (c)                    1,000        1,002
                                              --------
                                                 6,330
                                              --------
BEVERAGES (0.2%)
  Coca-Cola Enterprises,
    5.250%, 05/15/07                  450          468
                                              --------
BUILDING MATERIALS (0.2%)
  Masco Corp., 6.750%, 03/15/06       500          523
                                              --------

------------------------------------------------------
                                  Shares
                                    or
                                 Principal
                                  Amount       Value
------------------------------------------------------
CREDIT CARD ABS (1.7%)
  Citibank Credit Card Issuance
    Trust, 2.700%, 01/15/08      $  1,500     $  1,494
  GE Capital Credit Card Master
    Note Trust, Series 2004-1,
    Class A, 1.920%, 06/15/10
    (c)                             2,500        2,501
                                              --------
                                                 3,995
                                              --------
DIVERSIFIED FINANCIAL SERVICES (16.1%)
  American Express Centurion,
    2.181%, 11/16/07 (c)            2,150        2,150
  Capital One Financial Corp.,
    7.250%, 05/01/06                  750          789
  CIT Group, Inc., 2.530%,
    05/18/07 (c)                    2,500        2,500
  Citigroup, Inc., 4.125%,
    02/21/06                        1,000        1,011
  Citigroup, Inc., 5.000%,
    03/06/07                        1,000        1,033
  Countrywide Home Loan, Inc.,
    Ser MTN, 5.500%, 08/01/06       1,000        1,033
  Countrywide Home Loan, Ser M,
    1.920%, 08/25/06 (c)            1,925        1,923
  Education Funding Capital
    Trust I, Ser A1-8, 2.090%,
    06/01/42 (c)                    2,300        2,300
  Ford Motor Credit Co.,
    7.500%, 03/15/05                1,200        1,215
  Ford Motor Credit Co.,
    6.875%, 02/01/06                  600          620
  Ford Motor Credit Co.,
    6.500%, 01/25/07                  600          624
  General Electric Capital
    Corp., 5.000%, 06/15/07           750          776
  General Electric Capital
    Corp., Ser A, 2.005%,
    03/15/05                        2,000        2,001

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND -- CONTINUED

------------------------------------------------------
                                  Shares
                                    or
                                 Principal
                                  Amount       Value
------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  General Motors Acceptance
    Corp., 6.750%, 01/15/06      $    600     $    618
  General Motors Acceptance
    Corp., 6.125%, 09/15/06           600          617
  General Motors Acceptance
    Corp., 6.125%, 08/28/07           575          593
  Goldman Sachs Group, Inc.,
    Ser B, 2.075%, 03/30/07 (c)     3,000        3,000
  Household Finance Corp.,
    5.750%, 01/30/07                1,000        1,045
  JP Morgan Chase & Co.,
    2.040%, 12/18/06 (c)            3,000        3,007
  JP Morgan Chase & Co.,
    5.250%, 05/30/07                  925          962
  KFW International Finance,
    Inc., 4.750%, 01/24/07            575          594
  Merrill Lynch & Co., Inc.,
    Ser B, 3.375%, 09/14/07           480          476
  Morgan Stanley, 2.200%,
    01/12/07 (c)                    2,500        2,503
  Morgan Stanley, 5.800%,
    04/01/07                        1,000        1,051
  Student Loan Financial
    Association, Ser 04A4,
    2.200%, 12/01/38 (c)            2,300        2,300
  Student Loan Marketing
    Association, 2.170%,
    01/25/06 (c)                    2,000        2,003
  Textron Financial Corp.,
    2.750%, 06/01/06                  635          628
                                              --------
                                                37,372
                                              --------

------------------------------------------------------
                                  Shares
                                    or
                                 Principal
                                  Amount       Value
------------------------------------------------------
ELECTRIC (1.2%)
  Alabama Power Co., 2.800%,
    12/01/06                     $    500     $    494
  American Electric Power Co.,
    Inc., Ser A, 6.125%,
    05/15/06                          500          519
  PG&E Corp., 2.720%, 04/03/06
    Callable 04/03/05 @ 100 (c)       533          533
  Virginia Electric & Power,
    5.750%, 03/31/06                1,250        1,289
                                              --------
                                                 2,835
                                              --------
FOOD (0.8%)
  Conagra Foods, Inc., 7.500%,
    09/15/05                          750          777
  Safeway, Inc., 6.150%,
    03/01/06                        1,000        1,032
                                              --------
                                                 1,809
                                              --------
FOREST PRODUCTS & PAPER (0.2%)
  Weyerhaeuser Co., 5.500%,
    03/15/05                          376          379
                                              --------
HOME EQUITY ABS (0.5%)
  Residential Asset Securities
    Corp., Ser 2003-KS11, Class
    AI1, 2.103%, 09/25/21 (c)         583          584
  Residential Asset Securities
    Corp., Ser 2002-KS6, Class
    AI3, 3.580%, 12/25/26             552          551
                                              --------
                                                 1,135
                                              --------

                                                                     (Unaudited)

------------------------------------------------------
                                  Shares
                                    or
                                 Principal
                                  Amount       Value
------------------------------------------------------
INSURANCE (2.5%)
  ASIF Global Finance XXII, Ser
    144A, 1.910%, 05/30/06 (c)
    (d)                          $  2,500     $  2,507
  Met Life Global Funding I,
    1.931%, 08/28/06 (c)            3,250        3,259
                                              --------
                                                 5,766
                                              --------
MEDIA (1.9%)
  AOL Time Warner, Inc.,
    6.125%, 04/15/06                1,000        1,038
  AOL Time Warner, Inc.,
    6.150%, 05/01/07                  500          529
  TCI Communications, Inc.,
    6.875%, 02/15/06                  500          519
  Univision Communications,
    Inc., 2.875%, 10/15/06            875          863
  Viacom, Inc., 7.750%,
    06/01/05                        1,525        1,565
                                              --------
                                                 4,514
                                              --------
OIL & GAS (0.3%)
  Kerr-McGee Corp., 5.875%,
    09/15/06                          750          778
                                              --------
OTHER ABS (3.0%)
  GMAC Mortgage Corp. Loan
    Trust, Ser 2004-HE1, Class
    A1, 2.013%, 06/25/34 (c)        2,275        2,275
  GMAC Mortgage Corp. Loan
    Trust, Ser 2004-HE3, Class
    A1, 2.032%, 10/25/34 (c)        2,500        2,501

------------------------------------------------------
                                  Shares
                                    or
                                 Principal
                                  Amount       Value
------------------------------------------------------
OTHER ABS--CONTINUED
  Residential Asset Mortgage
    Products, Inc., Ser
    2004-RS2, Class AI1,
    2.063%, 01/25/24 (c)         $    570     $    570
  Residential Asset Mortgage
    Products, Inc., Ser
    2004-RS7, Class AI1,
    2.103%, 08/25/22 (c)            1,558        1,558
                                              --------
                                                 6,904
                                              --------
RETAIL (0.8%)
  Wal-Mart Stores, Inc.,
    2.296%, 02/22/05 (c)            1,875        1,875
                                              --------
TELECOMMUNICATIONS (3.0%)
  British Telecom PLC, 7.875%,
    12/15/05                        1,000        1,047
  Deutsche Telekom Finance,
    8.250%, 06/15/05                1,500        1,543
  SBC Communications, Inc.,
    5.750%, 05/02/06                1,000        1,034
  Verizon Global Funding Corp.,
    6.750%, 12/01/05                1,250        1,295
  Verizon Global Funding Corp.,
    6.125%, 06/15/07                  575          610
  Vodafone Group PLC, 7.625%,
    02/15/05                        1,500        1,515
                                              --------
                                                 7,044
                                              --------
TRANSPORTATION (0.2%)
  Union Pacific Corp., 6.400%,
    02/01/06                          500          516
                                              --------
Total Corporate Bonds (Cost
  $103,642)                                    103,346
                                              --------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND -- CONTINUED

------------------------------------------------------
                                  Shares
                                    or
                                 Principal
                                  Amount       Value
------------------------------------------------------
MASTER NOTES (1.7%)
BANKS (1.7%)
  Banc of America Master Note,
    2.133% (c)                   $  4,000     $  4,000
                                              --------
Total Master Notes (Cost
  $4,000)                                        4,000
                                              --------
MORTGAGE RELATED (4.7%)
AUTOMOBILE ABS (0.3%)
  Capital Auto Receivables
    Asset Trust, Ser 2003-1,
    Class A2A, 2.270%, 1/17/06        772          772
                                              --------
CREDIT CARD ABS (3.7%)
  Bank One Issuance Trust, Ser
    2003-A5, Class A5, 2.150%,
    02/17/09 (c)                    2,500        2,501
  First USA Credit Master
    Trust, 2.040%, 09/19/08 (c)     3,500        3,505
  MBNA Master Credit Card
    Trust, Ser 2000-C, Class A,
    2.030%, 07/15/07 (c)            2,500        2,501
                                              --------
                                                 8,507
                                              --------
OTHER ABS (0.7%)
  CIT Equipment Collateral,
    2.270%, 04/20/07 (c)            1,679        1,680
                                              --------
Total Mortgage Related (Cost
  $10,963)                                      10,959
                                              --------
MUNICIPAL BONDS (2.0%)
CALIFORNIA (1.0%)
  Chela Financial USA, Inc.,
    RB, 2.080%, 12/01/37 (c)        2,300        2,300
                                              --------

------------------------------------------------------
                                  Shares
                                    or
                                 Principal
                                  Amount       Value
------------------------------------------------------
WASHINGTON (1.0%)
  Student Loan Finance
    Association Education, RB,
    2.250%, 06/01/38 (c)         $  2,300     $  2,300
                                              --------
Total Municipal Bonds (Cost
  $4,600)                                        4,600
                                              --------
U.S. GOVERNMENT AGENCIES (27.4%)
FANNIE MAE (14.8%)
  2.250%, 02/09/05 (b)              5,575        5,550
  1.750%, 05/23/05                  3,425        3,413
  1.680%, 09/06/05 (c)              5,500        5,498
  6.000%, 07/25/08, Ser
    1993-1997, Class PH               643          647
  4.500%, 04/01/10, Ser M80812      1,105        1,117
  4.459%, 11/25/14, Ser
    2003-18, Class DA               1,925        1,926
  4.000%, 11/25/16, Ser 2003-9,
    Class UA                          764          764
  5.101%, 05/01/32, Ser 635082
    (c)                               692          716
  3.475%, 04/01/33, Ser 701045
    (c)                             1,354        1,360
  3.173%, 05/01/33, Ser 688988
    (c)                             1,843        1,856
  3.689%, 06/01/33, Ser 709050
    (c)                             1,981        1,983
  3.698%, 08/01/33, Ser 722615
    (c)                               961          953
  3.725%, 09/01/33, Ser 555817
    (c)                             1,773        1,809
  3.634%, 10/01/33, Ser 555844
    (c)                             2,202        2,278
  3.360%, 01/01/34, Ser 759258
    (c)                             1,313        1,309

                                                                     (Unaudited)

------------------------------------------------------
                                  Shares
                                    or
                                 Principal
                                  Amount       Value
------------------------------------------------------
FANNIE MAE--CONTINUED
  4.346%, 03/01/34, Ser 847259
    (c)                          $  1,852     $  1,849
  4.359%, 03/01/34, Ser 772346
    (c)                             1,232        1,237
                                              --------
                                                34,265
                                              --------
FEDERAL HOME LOAN BANK (1.9%)
  1.450%, 03/11/05, Callable
    02/17/05 @ 100                  4,500        4,489
                                              --------
FREDDIE MAC (9.7%)
  2.000%, 10/07/05 (c)              3,000        2,998
  2.165%, 11/07/05 (c)              5,500        5,500
  7.200%, 10/01/06                    844          886
  4.000%, 11/15/06, Ser 2685,
    Class NA                          873          874
  6.250%, 11/15/07, Ser 1520,
    Class H                            33           33
  4.500%, 03/01/08, Ser M90803      1,029        1,044
  4.000%, 05/01/08                  1,627        1,636
  4.000%, 06/01/08, Ser M90818      1,396        1,404
  5.000%, 05/15/11, Ser 2558,
    Class BA                          253          254
  4.000%, 11/15/11, Ser 2542,
    Class AG                        1,305        1,312
  3.760%, 12/15/11, Ser 2890,
    Class AB                        1,175        1,173
  5.000%, 04/15/13, Ser 2508,
    Class MF                          201          202
  5.000%, 02/15/14, Ser 2595,
    Class AB                        1,296        1,315
  4.500%, 05/15/14, Ser 2497,
    Class NM                          100          101
  5.500%, 12/15/15, Ser 2485          178          181
  5.000%, 04/15/16, Ser 2572,
    Class LB                          604          606

------------------------------------------------------
                                  Shares
                                    or
                                 Principal
                                  Amount       Value
------------------------------------------------------
FREDDIE MAC--CONTINUED
  3.500%, 05/15/19, Ser 5759,
    Class AU                     $    625     $    625
  3.500%, 12/15/21, Ser 1629,
    Class HA                           47           47
  3.346%, 07/01/33, Ser 780675
    (c)                               771          780
  3.686%, 08/01/33, Ser 1B1002
    (c)                             1,065        1,053
  5.009%, 04/01/34, Ser 847276
    (c)                               538          542
                                              --------
                                                22,566
                                              --------
GINNIE MAE (0.1%)
  5.500%, 01/20/21                    238          238
                                              --------
SALLIE MAE (0.9%)
  2.080%, 09/15/06 (c)              2,000        2,005
                                              --------
Total U.S. Government Agencies
  (Cost $63,777)                                63,563
                                              --------
U.S. TREASURY OBLIGATIONS (3.5%)
U.S. TREASURY BILLS (3.3%)
  1.942%, 12/16/04 (b)              7,750        7,744
                                              --------
U.S. TREASURY NOTES (0.2%)
  2.750%, 08/15/07                    500          494
                                              --------
Total U.S. Treasury Obligations
  (Cost $8,243)                                  8,238
                                              --------
REPURCHASE AGREEMENTS (1.7%)
  Merrill Lynch, 1.995% dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase
    price $1,926,659
    (collateralized by GNM1
    obligations; total market
    value $1,969,088)               1,927        1,927

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS    November 30, 2004  (Amounts in thousands, except shares)

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND -- CONCLUDED

------------------------------------------------------
                                  Shares
                                    or
                                 Principal
                                  Amount       Value
------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  UBS Warburg, 1.995% dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase
    price $1,920,226
    (collateralized by FNRM
    obligations; total market
    value $1,962,915)            $  1,920     $  1,920
                                              --------
Total Repurchase Agreements
  (Cost $3,847)                                  3,847
                                              --------

------------------------------------------------------
                                  Shares
                                    or
                                 Principal
                                  Amount       Value
------------------------------------------------------
MONEY MARKET FUNDS (0.1%)
  Dreyfus Government Cash
    Management Money Market
    Fund                          100,000     $    100
  Federated Prime Value Money
    Market Fund                   100,000          100
                                              --------
Total Money Market Funds (Cost
  $200)                                            200
                                              --------
Total Investments (Cost
  $232,954) (a) -- 100.0%                      232,431
Liabilities in excess of other
  assets -- 0.0%                                   (71)
                                              --------
Net Assets -- 100.0%                          $232,360
                                              ========

     See notes to schedules of portfolio investments and notes to financial statements.
 16

                                                                     (Unaudited)

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
CORPORATE BONDS (27.9%)
AUTO MANUFACTURERS (1.6%)
  American Honda Finance,
    3.850%, 11/06/08 (d)           $   185     $    184
  DaimlerChrysler AG, 8.500%,
    01/18/31                           100          121
  Ford Motor Co., 7.450%,
    07/16/31                           650          632
  General Motors Corp., 8.375%,
    07/15/33                           395          402
                                               --------
                                                  1,339
                                               --------
BANKS (1.0%)
  Bank of America Corp., 7.400%,
    01/15/11                           400          462
  Bank One Corp., 7.625%,
    08/01/05                           160          165
  Wachovia Corp., 7.550%,
    08/18/05                           210          217
  Wells Fargo & Co., 4.800%,
    07/29/05                            30           30
                                               --------
                                                    874
                                               --------
BEVERAGES (0.1%)
  Miller Brewing Co., 4.250%,
    08/15/08 (d)                        95           96
                                               --------
BUILDING MATERIALS (0.2%)
  American Standard, Inc.,
    7.625%, 02/15/10                   145          165
                                               --------
CHEMICALS (1.0%)
  Huntsman International LLC,
    11.625%, 10/15/10, Callable
    10/15/07 @ 105.81                  250          298
  Lyondell Chemical Co.,
    11.125%, 07/15/12, Callable
    07/15/07 @ 105.56                  150          177

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
CHEMICALS--CONTINUED
  MacDermid, Inc., 9.125%,
    07/15/11, Callable 07/15/06
    @ 104.56                       $   350     $    387
                                               --------
                                                    862
                                               --------
COMMERCIAL SERVICES (0.1%)
  Donnelley (R.R.) & Sons Co.,
    3.750%, 04/01/09                   110          108
                                               --------
COMPUTERS (0.0%)
  NCR Corp., 7.125%, 06/15/09           35           38
                                               --------
COSMETICS/PERSONAL CARE (0.1%)
  Gillette Co., 3.750%,
    12/01/04 (d)                        45           45
                                               --------
DIVERSIFIED FINANCIAL SERVICES (4.1%)
  Borden U.S. Finance Corp./
    Nova Scotia Finance ULC,
    9.000%, 07/15/14, Callable
    07/15/09 @ 104.50 (d)              100          110
  Capital One Bank, 5.125%,
    02/15/14                           295          291
  CIT Group, Inc., 5.750%,
    09/25/07                           100          105
  CIT Group, Inc., 5.500%,
    11/30/07                           100          105
  CIT Group, Inc., 5.125%,
    09/30/14                            95           94
  Citigroup, Inc., 5.125%,
    05/05/14                           160          162
  Citigroup, Inc., 5.875%,
    02/22/33                           185          184
  Fund American Cos., Inc.,
    5.875%, 05/15/13                   240          241
  Goldman Sachs Group, Inc.,
    3.875%, 01/15/09                    85           84
  Goldman Sachs Group, Inc.,
    4.750%, 07/15/13                   130          127

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004   (Amounts in thousands, except shares)

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND -- CONTINUED

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Goldman Sachs Group, Inc.,
    6.345%, 02/15/34               $   160     $    162
  Household Finance Corp.,
    7.625%, 05/17/32                   100          122
  International Lease Finance
    Corp., 4.750%, 07/01/09            355          360
  J.P. Morgan Chase & Co.,
    6.625%, 03/15/12                   460          511
  John Deere Capital Corp.,
    3.900%, 01/15/08                   100          100
  MBNA Corp., MTN, 7.500%,
    03/15/12                            60           69
  Merrill Lynch & Co., Inc.,
    MTN, 3.700%, 04/21/08               75           75
  Merrill Lynch & Co., Inc.,
    MTN, 5.000%, 01/15/15              190          187
  Morgan Stanley, 5.300%,
    03/01/13                           335          342
                                               --------
                                                  3,431
                                               --------
ELECTRIC (2.9%)
  Aquila, Inc., 14.875%,
    07/01/12                           250          348
  CalEnergy Co., Inc., 7.520%,
    09/15/08                            70           78
  Carolina Power & Light,
    6.500%, 07/15/12                    55           60
  Cincinnati Gas & Electric Co.,
    5.700%, 09/15/12                    85           89
  Dominion Resources, Inc., Ser
    B, 7.625%, 07/15/05                130          134
  Dominion Resources, Inc., Ser
    E, 6.750%, 12/15/32                100          107
  Edison Mission Energy, 9.875%,
    04/15/11                           400          472
  Entergy Gulf States, Inc.,
    5.200%, 12/03/07, Callable
    12/01/04 @ 100.00                   20           20

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
ELECTRIC--CONTINUED
  Entergy Gulf States, Inc.,
    4.875%, 11/01/11, Callable
    11/01/06 @ 100.00              $    85     $     84
  Florida Power & Light, Co.,
    6.875%, 12/01/05                    25           26
  Oncor Electric Delivery,
    7.000%, 05/01/32                   100          113
  Pacific Gas & Electric Co.,
    6.050%, 03/01/34                   300          302
  PSEG Energy Holdings, 10.000%,
    10/01/09                           300          360
  Westar Energy, Inc., 7.875%,
    05/01/07                           210          229
                                               --------
                                                  2,422
                                               --------
FOREST PRODUCTS & PAPER (1.8%)
  Appleton Papers, Inc., Ser B,
    9.750%, 06/15/14, Callable
    06/15/09 @ 104.88                  300          331
  Georgia-Pacific Corp., 8.125%,
    05/15/11                           350          404
  International Paper Co.,
    5.500%, 01/15/14                   170          173
  Neenah Paper, Inc., 7.375%,
    11/15/14, Callable 11/15/09
    @ 103.69 (d)                       350          355
  Weyerhaeuser Co., 6.750%,
    03/15/12                           130          146
  Weyerhaeuser Co., 7.375%,
    03/15/32                            85           98
                                               --------
                                                  1,507
                                               --------
GAS (0.1%)
  Sempra Energy, 4.750%,
    05/15/09                            70           71
                                               --------

                                                                     (Unaudited)

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
HEALTHCARE -- SERVICES (1.2%)
  Anthem Insurance Cos., Inc.,
    9.000%, 04/01/27 (d)           $   145     $    196
  HCA, Inc., 8.750%, 09/01/10          400          454
  Iasis Healthcare Corp.,
    8.750%, 06/15/14, Callable
    06/15/09 @ 104.38 (d)              300          326
  WellPoint Health Networks,
    Inc., 6.375%, 06/15/06              70           73
                                               --------
                                                  1,049
                                               --------
HOME BUILDERS (0.3%)
  Lennar Corp., 5.950%, 03/01/13       100          105
  Pulte Homes, Inc., 4.875%,
    07/15/09                           160          161
                                               --------
                                                    266
                                               --------
HOUSEHOLD PRODUCTS/WARES (0.1%)
  Dial Corp., 7.000%, 08/15/06         100          106
                                               --------
INSURANCE (0.8%)
  Berkshire Hathaway Financial,
    Inc., 3.375%, 10/15/08             185          182
  MetLife, Inc., 5.250%,
    12/01/06                            60           62
  Monumental Global Funding,
    5.200%, 01/30/07 (d)               155          161
  Prudential Financial, Inc.,
    MTN, 3.750%, 05/01/08              100           99
  Prudential Financial, Inc.,
    MTN, 5.100%, 09/20/14              155          153
                                               --------
                                                    657
                                               --------
INVESTMENT COMPANIES (0.2%)
  Credit Suisse First Boston
    USA, Inc., 6.500%, 01/15/12        185          205
                                               --------

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
LEISURE TIME (0.2%)
  GTECH Holdings Corp., 4.750%,
    10/15/10                       $    45     $     45
  Harley Davidson Funding,
    3.625%, 12/15/08 (d)               130          128
                                               --------
                                                    173
                                               --------
LODGING (0.5%)
  Mandalay Resort Group, Ser B,
    10.250%, 08/01/07                  375          424
  Marriott International, Inc.,
    Ser C, 7.875%, 09/15/09             25           29
                                               --------
                                                    453
                                               --------
MEDIA (2.0%)
  British Sky Broadcasting Group
    PLC, 6.875%, 02/23/09              215          235
  Comcast Corp., 7.125%,
    06/15/13                           320          363
  Cox Communications, Inc.,
    4.625%, 06/01/13                   190          177
  CSC Holdings, Inc., 10.500%,
    05/15/16, Callable 05/15/06
    @ 105.25                           250          283
  News America Holdings, Inc.,
    9.250%, 02/01/13                   185          237
  Time Warner, Inc., 6.750%,
    04/15/11                            60           67
  Time Warner, Inc., 7.625%,
    04/15/31                           160          187
  Univision Communications,
    Inc., 7.850%, 07/15/11             115          133
                                               --------
                                                  1,682
                                               --------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004   (Amounts in thousands, except shares)

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND -- CONTINUED

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
MINING (0.9%)
  Barrick Gold Finance, Inc.,
    7.500%, 05/01/07               $    75     $     81
  Codelco, Inc., 5.500%,
    10/15/13 (d)                       240          246
  Inco Ltd., 7.750%, 05/15/12          340          400
                                               --------
                                                    727
                                               --------
MISCELLANEOUS MANUFACTURER (1.1%)
  General Electric Co., 5.000%,
    02/01/13                           735          746
  Tyco International Group SA,
    6.000%, 11/15/13                    75           81
  Tyco International Group SA,
    6.875%, 01/15/29                    75           84
                                               --------
                                                    911
                                               --------
OFFICE / BUSINESS EQUIPMENT (0.4%)
  Xerox Corp., 9.750%, 01/15/09        300          351
                                               --------
OIL & GAS (1.2%)
  BP Capital Markets PLC,
    4.000%, 04/29/05                   215          216
  ConocoPhillips, 6.375%,
    03/30/09                            40           44
  ConocoPhillips, 8.750%,
    05/25/10                           145          177
  Devon Financing Corp., 7.875%,
    09/30/31                           105          129
  Enterprise Products Operating
    LP, Ser B, 6.875%, 03/01/33        155          160
  Motiva Enterprises LLC,
    5.200%, 09/15/12 (d)                55           56
  PennzEnergy Co., 10.250%,
    11/01/05                            15           16
  XTO Energy, Inc., 6.250%,
    04/15/13                           210          227
                                               --------
                                                  1,025
                                               --------

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
PACKAGING & CONTAINERS (0.1%)
  Packaging Corp. of America,
    5.750%, 08/01/13               $    85     $     87
                                               --------
PIPELINES (0.8%)
  Centerpoint Energy Resources,
    7.875%, 04/01/13                   300          352
  K N Capital Trust III, 7.630%,
    04/15/28                           185          203
  Kinder Morgan, Inc., 7.250%,
    03/01/28                            85           94
                                               --------
                                                    649
                                               --------
REITS (0.6%)
  iStar Financial, Inc., 8.750%,
    08/15/08                           400          456
  Simon Property Group LP,
    6.375%, 11/15/07                    40           43
                                               --------
                                                    499
                                               --------
RETAIL (1.1%)
  AutoNation, Inc., 9.000%,
    08/01/08                           400          456
  Office Depot, Inc., 10.000%,
    07/15/08                           400          478
                                               --------
                                                    934
                                               --------
SAVINGS & LOANS (0.1%)
  Golden West Financial Corp.,
    4.125%, 08/15/07                   120          122
                                               --------
TELECOMMUNICATIONS (3.0%)
  Citizens Communications Co.,
    9.000%, 08/15/31                   250          274
  Deutsche Telekom International
    Finance, 9.250%, 06/01/32          115          160
  GCI, Inc., 7.250%, 02/15/14,
    Callable 02/15/09 @ 103.63         250          250
  Inmarsat Finance PLC, 7.625%,
    06/30/12, Callable 03/01/08
    @ 103.81                           250          256

                                                                     (Unaudited)

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
TELECOMMUNICATIONS--CONTINUED
  Qwest Corp., 8.875%, 06/01/31,
    Callable 01/13/05 @ 105.03     $   400     $    410
  Rogers Wireless, Inc., 6.375%,
    03/01/14                           250          244
  SBC Communications, Inc.,
    5.625%, 06/15/16                    40           41
  SBC Communications, Inc.,
    6.450%, 06/15/34                   165          170
  Sprint Capital Corp., 8.750%,
    03/15/32                           300          386
  Telus Corp., 8.000%, 06/01/11        160          187
  Verizon Global Funding Corp.,
    7.750%, 12/01/30                   145          174
                                               --------
                                                  2,552
                                               --------
TRANSPORTATION (0.3%)
  FedEx Corp., 3.500%, 04/01/09        295          287
                                               --------
Total Corporate Bonds (Cost
  $23,433)                                       23,693
                                               --------
FOREIGN GOVERNMENT BONDS (0.6%)
MEXICO (0.6%)
  United Mexican States, 8.300%,
    08/15/31                           435          493
                                               --------
Total Foreign Government Bonds
  (Cost $488)                                       493
                                               --------
U.S. GOVERNMENT AGENCIES (28.7%)
FANNIE MAE (17.1%)
  5.500%, 03/01/16                     850          877
  5.500%, 07/01/16                     216          223
  5.000%, 02/01/17                   1,545        1,565
  6.000%, 02/01/17                     150          157
  4.500%, 06/01/17                     590          586
  5.000%, 11/01/18                     422          428
  5.500%, 11/01/18                     437          452
  4.500%, 12/01/18                     306          304
  5.500%, 12/01/18                     166          171

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
FANNIE MAE--CONTINUED
  5.000%, 01/01/19                 $   959     $    973
  6.000%, 01/01/19                     212          223
  5.000%, 10/01/19                     933          947
  6.500%, 05/01/31                     256          269
  7.000%, 12/01/31                     170          181
  5.500%, 04/01/32                     360          364
  6.500%, 07/01/32                   1,602        1,683
  5.500%, 04/01/33                     218          220
  5.500%, 04/01/33                     232          235
  5.000%, 06/01/33                     417          412
  5.500%, 06/01/33                     800          810
  7.000%, 10/01/33                     548          581
  5.500%, 11/01/33                     449          455
  6.000%, 11/01/33                     335          346
  5.500%, 01/01/34                     853          864
  5.500%, 02/01/34                     846          857
  6.000%, 05/01/34                     315          325
                                               --------
                                                 14,508
                                               --------
FREDDIE MAC (10.2%)
  4.500%, 01/01/19                     566          563
  7.000%, 09/01/29                     100          106
  6.000%, 01/01/31                   1,125        1,160
  5.500%, 05/01/32                   2,990        3,025
  5.500%, 02/01/33                     327          332
  6.000%, 04/01/33                     259          267
  5.000%, 09/01/33                   1,280        1,268
  6.000%, 11/01/33                   1,092        1,128
  6.000%, 12/01/33                     150          155
  5.000%, 07/01/34                     202          199
  6.000%, 10/01/34                     399          412
                                               --------
                                                  8,615
                                               --------
GINNIE MAE (1.4%)
  7.000%, 01/15/32                     135          144
  6.500%, 07/15/32                     300          316
  5.000%, 09/15/33                     334          333

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS    November 30, 2004  (Amounts in thousands, except shares)

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND -- CONCLUDED

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
GINNIE MAE--CONTINUED
  6.000%, 07/15/34                 $   215     $    223
  5.000%, 11/15/34                     200          199
                                               --------
                                                  1,215
                                               --------
Total U.S. Government Agencies
  (Cost $24,411)                                 24,338
                                               --------
U.S. TREASURY OBLIGATIONS (35.3%)
U.S. TREASURY BONDS (3.6%)
  5.375%, 02/15/31                   2,885        3,036
                                               --------
U.S. TREASURY NOTES (31.7%)
  1.625%, 01/31/05                   3,805        3,802
  1.500%, 02/28/05                   3,765        3,759
  1.625%, 04/30/05                   3,660        3,650
  3.500%, 11/15/06                   3,675        3,709
  2.875%, 11/30/06                   1,585        1,581
  3.125%, 05/15/07                   2,975        2,974
  3.500%, 11/15/09                     840          832
  1.875%, 07/15/13                   3,615        3,818
  4.250%, 11/15/14                     115          114
  3.875%, 04/15/29                   1,745        2,663
                                               --------
                                                 26,902
                                               --------
Total U.S. Treasury Obligations
  (Cost $29,939)                                 29,938
                                               --------

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
YANKEE DOLLAR (0.7%)
INSURANCE (0.2%)
  Fairfax Financial Holdings
    Ltd., 8.300%, 04/15/26         $   200     $    197
                                               --------
MEDIA (0.5%)
  Kabel Deutschland GMBH,
    10.625%, 07/01/14, Callable
    07/01/09 @ 105.31                  375          431
                                               --------
Total Yankee Dollar (Cost $579)                     628
                                               --------
REPURCHASE AGREEMENTS (21.1%)
  Merrill Lynch, 1.995% , dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase
    price $17,931,762
    (collateralized by GNMA
    obligations; total market
    value $18,292,489)              17,931       17,931
                                               --------
Total Repurchase Agreements
  (Cost $17,931)                                 17,931
                                               --------
Total Investments (Cost $96,781)
  (a) -- 114.3%                                  97,021
Liabilities in Excess of Other
  Assets -- (14.3)%                             (12,156)
                                               --------
Net Assets -- 100.0%                           $ 84,865
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.
 22

                                                                     (Unaudited)

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
SUPER SHORT INCOME PLUS FUND

-------------------------------------------------------
                                    Shares
                                      or
                                   Principal
                                    Amount       Value
-------------------------------------------------------
ASSET BACKED SECURITIES (6.3%)
DIVERSIFIED FINANCIAL SERVICES (6.3%)
  Collegiate Funding Services
    Education Loan, Ser 2003-B,
    Class A6, 2.200%,
    12/28/43 (c)                    $ 1,050     $ 1,050
  Education Loans, Inc., Ser
    2003-1, Class A, 2.230%,
    12/01/35 (c)                      1,000       1,000
  KeyCorp Student Loan Trust, Ser
    2004-A, Class 1A1, 1.565%,
    04/27/17 (c)                        925         925
  Nelnet Student Loan Corp., Ser
    2002-A, Class A7, 2.000%,
    06/01/35 (c)                      1,000       1,000
  SLM Student Loan Trust, Ser
    2003-11, Class A1, 1.880%,
    09/15/09 (c)                        324         324
  SLM Student Loan Trust, Ser
    2004-2, Class A2, 2.120%,
    04/25/13 (c)                      1,750       1,748
                                                -------
Total Asset Backed Securities
  (Cost $6,049)                                   6,047
                                                -------
CORPORATE BONDS (2.1%)
DIVERSIFIED FINANCIAL SERVICES (2.1%)
  Education Funding Capital Trust
    I, Ser A1-8, 2.090%,
    06/01/42, Callable 09/21/04 @
    100 (c)                           1,000       1,000
  Student Loan Financial
    Association, Ser 04A4,
    2.200%, 12/01/38 (c)              1,000       1,000
                                                -------
Total Corporate Bonds (Cost
  $2,000)                                         2,000
                                                -------

-------------------------------------------------------
                                    Shares
                                      or
                                   Principal
                                    Amount       Value
-------------------------------------------------------
MUNICIPAL BONDS (2.1%)
CALIFORNIA (1.0%)
  Chela Financial USA, Inc., RB,
    2.080%, 12/01/37 (c)            $ 1,000     $ 1,000
                                                -------
WASHINGTON (1.1%)
  Student Loan Finance
    Association Education, RB,
    2.250%, 06/01/38 (c)              1,050       1,050
                                                -------
Total Municipal Bonds (Cost
  $2,050)                                         2,050
                                                -------
U.S. GOVERNMENT AGENCIES (80.1%)
FANNIE MAE (38.8%)
  1.745%, 12/08/04 (b)                4,000       3,997
  2.250%, 02/09/05 (b)                4,000       3,982
  1.330%, 02/23/05, Callable
    311/23/04 @ 100                   1,000         998
  1.860%, 03/23/05 (c)                2,000       2,000
  1.750%, 05/23/05                    1,000         997
  1.680%, 09/06/05 (c)                2,500       2,499
  2.388%, 10/07/05 (c)                3,000       2,999
  1.740%, 12/09/05 (c)                2,500       2,498
  3.750%, 05/17/07, Callable
    05/17/05 @ 100                      575         576
  6.942%, 08/01/07 (c)                  335         355
  3.000%, 08/15/07                      600         594
  6.000%, 07/25/08                      351         353
  4.500%, 04/01/10                    1,105       1,117
  4.500%, 11/25/14                    1,444       1,445
  4.000%, 11/25/16                      891         892
  3.000%, 06/25/19                    1,040       1,026
  5.101%, 05/01/32 (c)                  787         814
  3.250%, 11/25/32                      519         517
  3.475%, 04/01/33 (c)                1,354       1,360
  3.173%, 05/01/33 (c)                  937         943
  3.689%, 06/01/33 (c)                1,981       1,983

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS    November 30, 2004  (Amounts in thousands, except shares)

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
SUPER SHORT INCOME PLUS FUND -- CONCLUDED

-------------------------------------------------------
                                    Shares
                                      or
                                   Principal
                                    Amount       Value
-------------------------------------------------------
FANNIE MAE--CONTINUED
  3.698%, 08/01/33 (c)              $ 1,037     $ 1,028
  3.725%, 09/01/33 (c)                  771         787
  3.634%, 10/01/33 (c)                  944         976
  3.360%, 01/01/34 (c)                  591         589
  4.346%, 03/01/34                    1,024       1,022
  4.359%, 03/01/34                    1,093       1,097
                                                -------
                                                 37,444
                                                -------
FEDERAL FARM CREDIT BANK (3.6%)
  2.104%, 04/29/05 (c)                2,000       2,000
  2.125%, 08/15/05                    1,490       1,485
                                                -------
                                                  3,485
                                                -------
FEDERAL HOME LOAN BANK (8.9%)
  3.875%, 12/15/04                    1,750       1,751
  2.328%, 12/17/04                    3,875       3,874
  1.450%, 03/11/05, Callable
    11/17/04 @ 100                    1,000         998
  1.625%, 06/15/05                    2,000       1,991
                                                -------
                                                  8,614
                                                -------
FREDDIE MAC (28.5%)
  1.850%, 12/21/04 (b)                4,000       3,995
  1.980%, 01/19/05 (b)                4,000       3,988
  3.875%, 02/15/05                    1,035       1,038
  1.825%, 09/09/05 (c)                2,500       2,500
  2.000%, 10/07/05 (c)                2,000       2,000
  2.165%, 11/07/05 (c)                2,500       2,500
  2.500%, 11/25/05                    1,000         993
  2.000%, 02/23/06, Callable
    02/23/05 @ 100                      575         568
  7.200%, 10/01/06                      444         466

-------------------------------------------------------
                                    Shares
                                      or
                                   Principal
                                    Amount       Value
-------------------------------------------------------
FREDDIE MAC--CONTINUED
  4.000%, 11/15/06                  $   303     $   304
  2.400%, 03/29/07, Callable
    03/29/05 @ 100                      575         564
  6.250%, 11/15/07                       49          49
  4.500%, 03/01/08                    1,029       1,044
  4.000%, 06/01/08                      620         624
  5.000%, 05/15/11                      303         305
  4.000%, 11/15/11                      823         827
  3.750%, 12/15/11                      500         499
  5.000%, 04/15/13                      401         404
  5.000%, 02/15/14                      796         807
  4.500%, 05/15/14                      167         168
  5.500%, 12/15/15                      400         407
  5.000%, 04/15/16                      604         606
  3.500%, 05/15/19                      526         526
  3.500%, 12/15/21                       31          31
  3.346%, 07/01/33 (c)                  962         973
  3.686%, 08/01/33 (c)                1,065       1,053
  5.009%, 04/01/34 (c)                  263         265
                                                -------
                                                 27,504
                                                -------
GINNIE MAE (0.3%)
  4.000%, 10/20/21                      259         260
                                                -------
Total U.S. Government Agencies
  (Cost $77,525)                                 77,307
                                                -------
U.S. TREASURY OBLIGATIONS (4.1%)
U.S. TREASURY BILLS (4.1%)
  1.940%, 12/16/04 (b)                4,000       3,997
                                                -------
Total U.S. Treasury Obligations
  (Cost $3,997)                                   3,997
                                                -------

                                                                     (Unaudited)

-------------------------------------------------------
                                    Shares
                                      or
                                   Principal
                                    Amount       Value
-------------------------------------------------------
REPURCHASE AGREEMENTS (5.1%)
  Merrill Lynch, 1.995%, dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase price
    $2,480,045 (collateralized by
    GNMA obligations; total
    market value $2,531,592)        $ 2,480     $ 2,480
                                                -------
  UBS Warburg, 1.995%, dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase price
    $2,473,921 (collateralized by
    FHLMC obligations; total
    market value $2,526,347)          2,474       2,474
                                                -------
Total Repurchase Agreements (Cost
  $4,954)                                         4,954
                                                -------

-------------------------------------------------------
                                    Shares
                                      or
                                   Principal
                                    Amount       Value
-------------------------------------------------------
MONEY MARKET FUNDS (0.2%)
  Dreyfus Government Cash
    Management Money Market Fund    100,000     $   100
                                                -------
  Federated Government
    Obligations Fund                100,000         100
                                                -------
Total Money Market Funds (Cost
  $200)                                             200
                                                -------
Total Investments (Cost $96,775)
  (a) -- 100.0%                                  96,555
Liabilities in excess of other
  assets -- 0.0%                                     (1)
                                                -------
Net Assets -- 100.0%                            $96,554
                                                -------

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

-------------------------------------------------------
                                Principal
                                 Amount        Value
-------------------------------------------------------
CERTIFICATES OF DEPOSIT (2.5%)
BANKS (2.5%)
  Branch Banking & Trust,
    2.035%, 01/24/05 (c)         $30,000     $   30,000
  Regions Bank, 2.075%,
    08/23/05 (c)                  35,000         35,000
                                             ----------
Total Certificates of Deposit
  (Cost $65,000)                                 65,000
                                             ----------
COMMERCIAL PAPERS (9.7%)
DIVERSIFIED FINANCIAL SERVICES (9.7%)
  Atlantis One Funding,
    1.816%, 12/08/04 (b)          20,000         19,993
  CIT Group, 1.948%,
    01/18/05 (b)                  18,470         18,422
  Credit Suisse, 2.064%,
    12/17/04 (b)                  30,000         29,973
  Credit Suisse, 2.209%,
    01/18/05 (b)                  30,000         29,912
  General Electric, 1.796%,
    12/17/04 (b)                  35,000         34,973
  ING Funding, 2.051%,
    05/27/05 (b)                  30,000         29,702
  Liquid Funding Ltd., 2.006%,
    12/16/04 (b)                  25,000         24,980
  Liquid Funding Ltd., 2.080%,
    06/03/05 (b)                  25,000         24,997
  Sigma Finance, Inc., 1.867%,
    02/10/05 (b)                  35,000         34,872
                                             ----------
Total Commercial Papers (Cost
  $247,824)                                     247,824
                                             ----------
CORPORATE BONDS (11.4%)
BANKS (2.1%)
  American Express Centurion,
    2.090%, 01/20/05 (c)          25,000         25,000
  American Express Centurion,
    2.100%, 09/20/05 (c)          30,000         30,000
                                             ----------
                                                 55,000
                                             ----------

-------------------------------------------------------
                                Principal
                                 Amount        Value
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (9.3%)
  Beta Finance, Inc., 2.357%,
    01/18/05 (c) (d)             $50,000     $   50,000
  Beta Finance, Inc., 1.535%,
    04/29/05 (d)                  25,000         24,991
  Beta Finance, Inc., 2.500%,
    11/10/05 (d)                  25,000         25,000
  Principal Life Global,
    2.380%, 03/29/05 (c) (d)      61,000         61,058
  Sigma Finance, Inc., 2.398%,
    01/12/05                      50,000         49,999
  Sigma Finance, Inc., 2.355%,
    09/13/05                      25,000         25,000
                                             ----------
                                                236,048
                                             ----------
Total Corporate Bonds (Cost
  $291,048)                                     291,048
                                             ----------
DEMAND NOTES (13.6%)
DIVERSIFIED FINANCIAL SERVICES (9.9%)
  Barrington Development
    Corp., 2.080%,
    12/01/32 (c)                  21,135         21,135
  Carmichael Properties,
    2.260%, 10/01/20 (c)           2,930          2,930
  Gasmor Corp., 2.288%,
    02/01/31 (c)                   3,710          3,710
  General Electric Capital
    Corp., 2.300%,
    05/12/05 (c)                  50,000         50,033
  Liberty Light US Capital,
    2.125%, 05/10/05 (c)          50,000         49,996
  Liquid Funding Ltd., 2.230%,
    06/28/05 (c)                  35,000         35,000
  LP Pinewood, 2.216%,
    02/01/18 (c)                  14,900         14,900
  Morgan Stanley, 2.166%,
    04/19/05 (c)                  50,000         50,000
  Morgan Stanley, 2.073%,
    11/04/05 (c)                  25,000         25,000
                                             ----------
                                                252,704
                                             ----------

                                                                     (Unaudited)

-------------------------------------------------------
                                Principal
                                 Amount        Value
-------------------------------------------------------
INVESTMENT COMPANIES (3.7%)
  Dorada Finance, Inc.,
    2.438%, 01/14/05 (c)         $50,000     $   50,000
  Dorada Finance, Inc.,
    2.392%, 03/18/05 (c)          20,000         20,000
  Dorada Finance, Inc.,
    2.200%, 09/07/05 (d)          25,000         25,000
                                             ----------
                                                 95,000
                                             ----------
Total Demand Notes (Cost
  $347,704)                                     347,704
                                             ----------
MASTER NOTES (4.8%)
BANKS (4.8%)
  Banc of America Master Note,
    2.133% (c)                   122,400        122,400
                                             ----------
Total Master Notes (Cost
  $122,400)                                     122,400
                                             ----------
MUNICIPAL BONDS (18.2%)
ALABAMA (0.4%)
  Alabaster, Ser A, GO,
    2.180%, 04/01/14, AMBAC
    (c)                            9,355          9,355
                                             ----------
ALASKA (3.3%)
  Housing Finance Corp., RB,
    Ser C, 2.016%,
    12/01/32 (c)                  61,925         61,925
  Housing Finance Corp., RB,
    Ser C, 2.040%,
    12/01/32 (c)                  25,000         25,000
                                             ----------
                                                 86,925
                                             ----------
CALIFORNIA (1.1%)
  Housing Finance Agency, RB,
    2.026%, 02/01/41
    SPA -- Landesbank Hessen-
    Thrgn (c)                      6,000          6,000
  Santa Rosa Rancheria, RB,
    2.070%, 09/01/19 LOC: Bank
    One NA (c)                    22,000         22,000
                                             ----------
                                                 28,000
                                             ----------

-------------------------------------------------------
                                Principal
                                 Amount        Value
-------------------------------------------------------
COLORADO (5.0%)
  Housing & Finance Authority,
    RB, 2.026%, 11/01/32
    SPA -- JP Morgan Chase
    Bank (c)                     $34,400     $   34,400
  Housing & Finance Authority,
    RB, 2.026%, 11/01/33
    SPA -- JP Morgan Chase
    Bank (c)                      20,200         20,200
  Housing & Finance Authority,
    RB, 2.026%, 10/01/34
    SPA -- FHLB (c)               20,000         20,000
  Housing & Finance Authority,
    RB, 2.026%, 11/01/35 Liq
    Fac -- Lloyds TSB Bank (c)     9,685          9,685
  Housing & Finance Authority,
    RB, 2.026%, 05/01/41
    SPA -- Landesbank (c)         21,200         21,200
  Housing & Financial
    Authority, RB, 2.026%,
    11/01/34 SPA -- Dexia
    Credit (c)                    25,000         25,000
                                             ----------
                                                130,485
                                             ----------
FLORIDA (0.3%)
  Housing Finance Corp., RB,
    2.075%, 01/15/35 LOC: FNMA
    (c)                            2,500          2,500
  Housing Finance Corp., RB,
    2.110%, 06/15/36 LOC: Bank
    of America (c)                 2,900          2,900
  Orange County Housing
    Finance Authority,
    Multifamily, RB, Ser D,
    2.075%, 07/15/34 (c)           2,100          2,100
                                             ----------
                                                  7,500
                                             ----------

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND -- CONCLUDED

-------------------------------------------------------
                                Principal
                                 Amount        Value
-------------------------------------------------------
ILLINOIS (1.8%)
  Champaign, Ser B, GO,
    2.080%, 01/01/24
    SPA -- Bank One (c)          $ 4,900     $    4,900
  Student Assistance Community
    Student Loan, RB, Ser D,
    2.180%, 09/01/23 LOC: Bank
    of America (c)                40,000         40,000
                                             ----------
                                                 44,900
                                             ----------
MISSISSIPPI (2.1%)
  Development Bank Special
    Obligation, RB, 2.180%,
    12/01/23, AMBAC (c)            4,200          4,200
  Nissan Project A, GO,
    2.056%, 11/01/28
    SPA -- Bank of America (c)    48,800         48,800
                                             ----------
                                                 53,000
                                             ----------
NEW JERSEY (1.7%)
  Economic Development
    Authority, RB, 2.230%,
    10/01/15 LOC: First Union
    National Bank (c)              3,030          3,030
  Economic Development
    Authority, State Pension
    Funding, RB, 2.060%,
    02/15/29 FSA (c)              40,000         40,000
                                             ----------
                                                 43,030
                                             ----------
NEW YORK (1.1%)
  Housing Development Corp.,
    2.080%, 06/01/33 LOC:
    Bayerische Landesbank (c)     28,000         28,000
                                             ----------
TEXAS (0.3%)
  Texas, GO, 2.080%, 06/01/20
    SPA -Dexia Credit Local
    (c)                            7,000          7,000
                                             ----------

-------------------------------------------------------
                                Principal
                                 Amount        Value
-------------------------------------------------------
VIRGINIA (1.1%)
  Newport News Economic
    Development Authority, RB,
    Ser A, 2.115%, 07/01/31
    LOC: First Union National
    (c)                          $22,430     $   22,430
  Newport News Economic
    Development Authority, RB,
    Ser B, 2.164%, 07/01/31
    LOC: First Union National
    (c)                            4,480          4,480
                                             ----------
                                                 26,910
                                             ----------
Total Municipal Bonds (Cost
  $465,105)                                     465,105
                                             ----------
U.S. GOVERNMENT AGENCIES (34.3%)
FANNIE MAE (16.9%)
  1.532%, 12/01/04 (b)            20,000         20,000
  1.296%, 12/10/04 (b)            30,000         29,990
  1.908%, 12/22/04 (b)            50,000         49,945
  1.928%, 12/29/04 (b)            35,000         34,948
  1.235%, 02/04/05 (b)            50,000         49,884
  1.375%, 02/11/05                55,000         55,000
  1.360%, 02/15/05                40,000         40,000
  2.060%, 02/23/05 (c)           100,000        100,000
  2.178%, 07/22/05 (b)            20,000         19,727
  2.228%, 09/16/05 (b)            15,000         14,737
  2.456%, 10/14/05 (b)            20,000         19,577
                                             ----------
                                                433,808
                                             ----------
FEDERAL AGRICULTURAL MORTGAGE CORPORATION (2.7%)
  2.075%, 02/24/05 (c)            50,000         50,000
  1.915%, 06/30/05 (c)            20,000         20,000
                                             ----------
                                                 70,000
                                             ----------
FEDERAL HOME LOAN BANK (2.1%)
  1.360%, 03/09/05                30,000         30,000
  1.200%, 04/01/05                25,000         24,998
                                             ----------
                                                 54,998
                                             ----------
FREDDIE MAC (12.6%)
  1.078%, 12/06/04 (b)            25,000         24,996

                                                                     (Unaudited)

-------------------------------------------------------
                                Principal
                                 Amount        Value
-------------------------------------------------------
FREDDIE MAC--CONTINUED
  1.745%, 12/07/04 (b)           $50,000     $   49,985
  1.908%, 12/21/04 (b)            25,000         24,974
  1.731%, 12/27/04 (b)            30,000         29,963
  1.663%, 12/28/04 (b)            40,000         39,951
  1.875%, 01/15/05                20,000         20,005
  1.815%, 01/18/05 (b)            30,000         29,928
  2.046%, 06/28/05 (b)            50,000         49,416
  2.255%, 09/20/05 (b)            15,000         14,731
  2.855%, 11/15/05 (b)            40,000         38,923
                                             ----------
                                                322,872
                                             ----------
Total U.S. Government Agencies
  (Cost $881,678)                               881,678
                                             ----------
REPURCHASE AGREEMENTS (5.5%)
  ABN Amro, 1.955%, dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $19,107,760
    (collateralized by FHDN
    obligations; total market
    value $19,489,050)            19,107         19,107
  Bear Stearns, 2.025%, dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $27,640,907
    (collateralized by FNST
    obligations; total market
    value $28,194,542)            27,639         27,639
  BNP Paribas, 1.955%, dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $21,523,901
    (collateralized by FHLB
    obligations; total market
    value $21,959,679)            21,529         21,529

-------------------------------------------------------
                                Principal
                                 Amount        Value
-------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
  Lehman Brothers, 1.985%,
    dated 11/30/04, to be
    repurchased in 12/01/04,
    repurchase price
    $36,442,302
    (collateralized by FGPC
    obligations; total market
    value $37,173,724)           $36,440     $   36,440
  Merrill Lynch, 1.995%, dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $22,144,766
    (collateralized by GNMA
    obligations; total market
    value $22,587,019)            22,144         22,144
  UBS Warburg, 1.995%, dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $14,066,692
    (collateralized by FNRM;
    total market value
    $14,348,758)                  14,066         14,066
                                             ----------
Total Repurchase Agreements
  (Cost $140,925)                               140,925
                                             ----------
Total Investments (Cost
  $2,561,684) (a) -- 100.0%                   2,561,684
Liabilities in excess of other
  assets -- 0.0%                                   (616)
                                             ----------
  Net Assets -- 100.0%                       $2,561,068
                                             ==========

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
U.S. GOVERNMENT AGENCIES (80.5%)
FANNIE MAE (37.3%)
  1.745%, 12/08/04 (b)             $15,000     $ 14,995
  1.316%, 12/10/04 (b)              15,000       14,995
  1.994%, 12/14/04 (b)              25,000       24,982
  1.079%, 12/16/04 (b)              10,000        9,996
  1.214%, 01/07/05 (b)              15,000       14,982
  1.713%, 01/12/05 (b)              15,000       14,970
  1.723%, 01/19/05 (b)              15,000       14,965
  2.245%, 02/02/05 (b)              49,000       48,810
  1.360%, 02/15/05                  10,000       10,000
  2.060%, 02/23/05 (c)              50,000       49,999
  1.155%, 03/04/05 (b)              15,000       14,946
  1.573%, 04/01/05 (b)              10,000        9,948
  2.048%, 05/03/05 (c)              25,000       24,998
  2.067%, 06/24/05 (b)              10,000        9,886
  2.184%, 07/22/05 (b)              15,000       14,795
  2.228%, 09/16/05 (b)              10,000        9,825
  2.456%, 10/14/05 (b)              10,000        9,789
                                               --------
                                                312,881
                                               --------
FEDERAL AGRICULTURAL MORTGAGE CORPORATION (7.1%)
  2.075%, 02/24/05 (c)              30,000       30,000
  1.915%, 06/30/05 (c)              30,000       30,000
                                               --------
                                                 60,000
                                               --------
FEDERAL FARM CREDIT BANK (9.5%)
  2.333%, 01/27/05 (c)              25,000       25,000
  1.859%, 01/28/05 (c)              30,000       29,999
  2.001%, 05/16/05 (c)              25,000       24,998
                                               --------
                                                 79,997
                                               --------
FEDERAL HOME LOAN BANK (15.4%)
  2.338%, 12/15/04 (c)              25,000       25,000
  2.328%, 12/17/04 (c)              50,000       49,999
  1.200%, 04/01/05                  10,000        9,999

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
FEDERAL HOME LOAN BANK--CONTINUED
  1.400%, 04/01/05, Callable
    03/08/05 @ 100                 $10,000     $ 10,000
  2.125%, 09/15/05                  10,000        9,993
  2.001%, 09/16/05 (c)              25,000       24,993
                                               --------
                                                129,984
                                               --------
FREDDIE MAC (11.2%)
  1.070%, 12/06/04 (b)              10,000        9,998
  1.520%, 12/24/04                  15,000       15,000
  1.711%, 12/31/04 (b)              25,000       24,964
  2.020%, 06/27/05 (b)              15,000       14,828
  2.255%, 09/20/05 (b)              10,000        9,821
  2.802%, 11/15/05 (b)              20,000       19,471
                                               --------
                                                 94,082
                                               --------
Total U.S. Government Agencies
  (Cost $676,944)                               676,944
                                               --------
REPURCHASE AGREEMENTS (19.6%)
  Lehman Brothers, 1.985%, dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase
    price $45,745,748
    (collateralized by FNMA
    obligations; total market
    value $46,662,192)              45,743       45,743
  Merrill Lynch, 1.995%, dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase
    price $69,531,614
    (collateralized by GNMA
    obligations; total market
    value $70,921,223)              69,528       69,528

                                                                     (Unaudited)

-------------------------------------------------------
                                  Principal
                                   Amount       Value
-------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  UBS Warburg, 1.995%, dated
    11/30/04, to be repurchased
    on 12/01/04, repurchase
    price $49,770,164
    (collateralized by FNMA
    obligations; total market
    value $50,764,803)             $49,767     $ 49,767
                                               --------
Total Repurchase Agreements
  (Cost $165,038)                               165,038
                                               --------
Total Investments (Cost
  $841,982) (a) -- 100.1%                       841,982
Liabilities in excess of other
  assets -- (0.1)%                                 (465)
                                               --------
Net Assets -- 100.0%                           $841,517
                                               ========

     See notes to schedules of portfolio investments and notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  November 30, 2004  (Amounts in thousands, except shares)

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
U.S. TREASURY OBLIGATIONS (10.2%)
U.S. TREASURY BILLS (2.3%)
  2.220%, 02/24/05 (b)         $ 50,000     $   49,746
                                            ----------
U.S. TREASURY NOTES (7.9%)
  6.750%, 05/15/05               90,000         91,980
  5.750%, 11/15/05               75,000         77,450
                                            ----------
                                               169,430
                                            ----------
Total U.S. Treasury
  Obligations (Cost $219,176)                  219,176
                                            ----------
REPURCHASE AGREEMENTS (89.9%)
  ABN Amro, 1.905%, dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $464,877,865
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $474,150,950)               464,853        464,853
  Bear Stearns, 1.855% dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $70,399,558
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $73,809,658)                 70,396         70,396
  BNP Paribas, 1.905% dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $104,207,308
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $106,285,897)               104,202        104,202

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Deutsche Bank, 1.905% dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $105,739,983
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $107,849,738)              $105,734     $  105,734
  Dresdner Bank, 1.875% dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $105,680,767
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $107,796,859)               105,681        105,681
  Greenwich Capital, 1.905%
    dated 11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $105,916,801
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $108,031,733)               105,911        105,911
  JPMorgan, 1.875% dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $104,853,397
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $106,945,441)               104,848        104,848

                                                                     (Unaudited)

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Lehman Brothers, 1.915%
    dated 11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $105,374,766
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $107,478,286)              $105,369     $  105,369
  Merrill Lynch, 1.885% dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $72,249,632
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $73,690,816)                 72,246         72,246
  Morgan Stanley Dean Witter,
    1.875% dated 11/30/04, to
    be repurchased on
    12/01/04, repurchase
    price $105,406,378
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $107,509,230)               105,401        105,401

------------------------------------------------------
                               Principal
                                Amount        Value
------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Salomon Smith Barney,
    1.895, dated 11/30/04, to
    be repurchased on
    12/01/04, repurchase
    price $105,903,637
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $108,061,881)              $105,898     $  105,898
  UBS Warburg, 1.915% dated
    11/30/04, to be
    repurchased on 12/01/04,
    repurchase price
    $480,074,030
    (collateralized by U.S.
    Treasury obligations;
    total market value
    $489,652,906)               480,048        480,049
                                            ----------
Total Repurchase Agreements
  (Cost $1,930,588)                          1,930,588
                                            ----------
Total Investments (Cost
  $2,149,764) (a) -- 100.1%                  2,149,764
Liabilities in excess of
  other assets -- (0.1)%                        (2,983)
                                            ----------
Net Assets -- 100.0%                        $2,146,781
                                            ==========

     See notes to schedules of portfolio investments and notes to financial statements.

                               STI CLASSIC FUNDS
                  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

(a) See notes to financial statements for unrealized appreciation/(depreciation) of securities on a tax basis.

(b) Rate represents the effective yield at purchase.

(c) Variable rate security. Rate presented represents rate in effect at November 30, 2004. Maturity date represents actual maturity date.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e) This security or a partial position of the security was on loan at November 30, 2004. The total value of securities on loan at November 30, 2004 in thousands was $995 for the Classic Institutional Short-Term Bond Fund.

(f) This security was purchased with cash collateral held from securities lending.

The following abbreviations are used in these Schedules of Portfolio
Investments:

AMT        Alternative Minimum Tax Paper
GO         General Obligation
REIT       Real Estate Investment Trust
AMBAC      Security insured by the American Municipal
           Bond Assurance Corporation
FGIC       Security insured by the Financial Guaranty
           Insurance Company.
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National Mortgage Association
FSA        Security insured by Financial Security
           Assurance.
GNMA       Government National Mortgage Association
MBIA       Security insured by the Municipal Bond
           Insurance Association.
RB         Revenue Bond
RN         Revenue Note
MTN        Medium Term Note

                      (This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES (000)
STI CLASSIC FUNDS  November 30, 2004

                                                                     Classic
                                                                  Institutional         Classic
                                                                      High           Institutional
                                                                     Quality          Short-Term
                                                                    Bond Fund          Bond Fund
                                                                  -------------      -------------
Assets:
 Investments, at Value......................................        $170,489            $34,488
 Repurchase Agreements, at Cost.............................          18,239                 --
                                                                    --------            -------
 Total Investments (Cost $188,301, $34,739, $232,954,
   $96,781, $96,775, $2,561,684, $841,982, and $2,149,764,
   respectively)............................................         188,728             34,488
                                                                    --------            -------
 Interest and Dividends Receivable..........................             815                312
 Receivable for Investment Securities Sold..................          65,925                 --
 Deferred Organization Costs................................               8                 --
 Prepaid Expenses and Other Assets..........................               6                  1
                                                                    --------            -------
 Total Assets...............................................         255,482             34,801
                                                                    --------            -------
Liabilities:
 Income Distributions Payable...............................             319                 68
 Payable for Investment Securities Purchased................          83,306                 --
 Payable for Paid in Capital Shares Redeemed................              --                 --
 Payable upon Return of Securities Loaned...................              --              1,020
 Investment Advisory Fees Payable...........................              56                 10
 Administration Fees Payable................................               4                  1
 Distribution and Service Fees..............................              38                 --
 Custodian Fees Payable.....................................               2                  1
 Accrued Expenses...........................................              16                 --
                                                                    --------            -------
 Total Liabilities..........................................          83,741              1,100
                                                                    --------            -------
 Total Net Assets...........................................        $171,741            $33,701
                                                                    ========            =======
Net Assets:
 Capital....................................................        $172,391            $33,917
 Undistributed (Distributions in Excess of) Net Investment
   Income...................................................              58                  7
 Accumulated Net Realized Gains (Losses) on Investment
   Transactions.............................................          (1,135)                28
 Net Unrealized Appreciation (Depreciation) on
   Investments..............................................             427               (251)
                                                                    --------            -------
 Total Net Assets...........................................        $171,741            $33,701
                                                                    ========            =======
NET ASSETS:
 Institutional Shares.......................................        $ 45,172            $33,701
 Corporate Trust Shares.....................................             N/A                N/A
 T Shares...................................................        $126,569                N/A
 L Shares...................................................             N/A                N/A
SHARES OUTSTANDING:
 Institutional Shares.......................................           4,524              3,369
 Corporate Trust Shares.....................................             N/A                N/A
 T Shares...................................................          12,676                N/A
 L Shares...................................................             N/A                N/A
NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE:
 Institutional Shares.......................................        $   9.98            $ 10.00
 Corporate Trust Shares.....................................             N/A                N/A
 T Shares...................................................        $   9.98                N/A
 L Shares*..................................................             N/A                N/A

Amounts designated as "--" are $0 or have been rounded to $0.

* Redemption Price Per Share Varies by Length of Time Shares are Held.

                                                                     (Unaudited)

                                    Classic           Classic                            Classic
   Classic         Classic       Institutional     Institutional       Classic        Institutional
Institutional   Institutional   U.S. Government        Cash         Institutional     U.S. Treasury
 Super Short        Total       Securities Super    Management     U.S. Government     Securities
 Income Plus       Return         Short Income         Money       Securities Money       Money
    Fund          Bond Fund        Plus Fund        Market Fund      Market Fund       Market Fund
-------------   -------------   ----------------   -------------   ----------------   -------------
  $228,584         $79,090          $91,601          $2,420,759        $676,944        $  219,176
     3,847          17,931            4,954             140,925         165,038         1,930,588
  --------         -------          -------          ----------        --------        ----------
   232,431          97,021           96,555           2,561,684         841,982         2,149,764
  --------         -------          -------          ----------        --------        ----------
       958             691              286               4,024           1,113             3,406
        --           8,757               --                  --              --                --
        --               8               --                  --              --                --
         9               2                4                  83              30                64
  --------         -------          -------          ----------        --------        ----------
   233,398         106,479           96,845           2,565,791         843,125         2,153,234
  --------         -------          -------          ----------        --------        ----------
       375             196              173               3,803           1,113             2,820
       565          21,376               10                 412             274             2,915
        --              --               80                  --              --                --
        --              --               --                  --              --                --
        38              19               10                 287             128               329
         5               1                2                  60              18                47
        34              13                4                  --              --               262
         4               1                2                  24               8                17
        17               8               10                 137              67                63
  --------         -------          -------          ----------        --------        ----------
     1,038          21,614              291               4,723           1,608             6,453
  --------         -------          -------          ----------        --------        ----------
  $232,360         $84,865          $96,554          $2,561,068        $841,517        $2,146,781
  ========         =======          =======          ==========        ========        ==========
  $233,551         $85,462          $97,526          $2,561,068        $841,517        $2,146,644
       152              38              123                  (3)             --              (364)
      (820)           (875)            (875)                  3              --               501
      (523)            240             (220)                 --              --                --
  --------         -------          -------          ----------        --------        ----------
  $232,360         $84,865          $96,554          $2,561,068        $841,517        $2,146,781
  ========         =======          =======          ==========        ========        ==========
  $ 86,259         $48,216          $79,274          $2,561,068        $841,517        $  585,836
       N/A             N/A              N/A                 N/A             N/A        $1,560,945
  $146,101         $36,649              N/A                 N/A             N/A               N/A
       N/A             N/A          $17,280                 N/A             N/A               N/A
    43,029           4,794           39,685           2,561,068         841,517           585,773
       N/A             N/A              N/A                 N/A             N/A         1,560,871
    73,201           3,643              N/A                 N/A             N/A               N/A
       N/A             N/A            1,741                 N/A             N/A               N/A
  $   2.00         $ 10.06          $  2.00          $     1.00        $   1.00        $     1.00
       N/A             N/A              N/A                 N/A             N/A        $     1.00
  $   2.00         $ 10.06              N/A                 N/A             N/A               N/A
       N/A             N/A          $  9.93                 N/A             N/A               N/A

                       See notes to financial statements.

STATEMENTS OF OPERATIONS (000)
STI CLASSIC FUNDS  For the Six Month Period Ended November 30, 2004  (Unaudited)

                                                                                                    Classic           Classic
                                   Classic                         Classic         Classic       Institutional     Institutional
                                Institutional      Classic      Institutional   Institutional   U.S. Government        Cash
                                    High        Institutional    Super Short        Total       Securities Super    Management
                                   Quality       Short-Term      Income Plus       Return         Short Income         Money
                                  Bond Fund       Bond Fund         Fund          Bond Fund        Plus Fund        Market Fund
                                -------------   -------------   -------------   -------------   ----------------   -------------
Investment Income:
 Dividend Income..............     $    11          $  7           $    2          $    2            $    2           $    --
 Interest Income..............       2,393           449            2,632           1,144             1,230            21,168
 Security Lending Income......          --             5               --              --                --                --
                                   -------          ----           ------          ------            ------           -------
 Total Investment Income......       2,404           461            2,634           1,146             1,232            21,168
                                   -------          ----           ------          ------            ------           -------
Expenses:
 Investment Advisory Fees.....         391           104              601             115               218             2,657
 Administration Fees..........          30             7               48              10                22               525
 Shareholder Services Fees --
   Institutional Shares.......          45            43              122              18               106                --
 Shareholder Service Fees --
   Corporate Trust............
 Shareholder Services Fees --
   T Shares...................         240                            178              57
 Distribution and Service
   Fees -- L Shares...........                                                                           48
 Custodian Fees...............           2             1                5               1                 2                32
 Professional Fees............           3            --                4               1                 2                45
 Insurance Fees...............           1            --                2              --                 1                25
 Registration Fees............          --             1                4              --                 2                44
 Transfer Agent Fees..........           8             3               11               6                 5                67
 Printing Fees................           3             1                4               1                 2                42
 Trustees' Fees...............           1            --                1              --                --                12
 Other Fees...................           4            --                2               1                 4                39
                                   -------          ----           ------          ------            ------           -------
 Total Expenses...............         728           160              982             210               412             3,488
 Less: Investment Advisory
   Fees Waived................         (78)          (43)            (361)            (25)             (153)             (736)
 Less: Administration Fees
   Waived.....................          --            --               --              --                --               (78)
 Less: Shareholder Service
   Fees
   Waived -- Institutional
   Shares.....................         (13)          (43)            (102)             (8)             (106)               --
 Less: Shareholder Service
   Fees Waived -- T Shares....         (25)                           (10)             (9)
 Less: Distribution and
   Service Fees Waived -- L
   Shares.....................                                                                          (17)
 Expense Offset -- Insurance
   Premiums...................          (1)           --               (1)             --                (1)              (14)
                                   -------          ----           ------          ------            ------           -------
 Net Expenses.................         611            74              508             168               135             2,660
                                   -------          ----           ------          ------            ------           -------
 Net Investment Income
   (Loss).....................       1,793           387            2,126             978             1,097            18,508
                                   -------          ----           ------          ------            ------           -------
Net Realized and Unrealized
 Gain (Loss) on Investments:
 Net Realized Gain (Loss) on
   Investments Sold...........      (1,296)          (28)            (209)           (651)             (118)                3
 Net Change in Unrealized
   Appreciation (Depreciation)
   on Investments.............       3,309           (37)            (105)          1,725               (76)               --
                                   -------          ----           ------          ------            ------           -------
 Total Net Realized and
   Unrealized Gain (Loss) on
   Investments................       2,013           (65)            (314)          1,074              (194)                3
                                   -------          ----           ------          ------            ------           -------
Net Increase (Decrease) in Net
 Assets from Operations.......     $ 3,806          $322           $1,812          $2,052            $  903           $18,511
                                   =======          ====           ======          ======            ======           =======

                                                      Classic
                                    Classic        Institutional
                                 Institutional     U.S. Treasury
                                U.S. Government     Securities
                                Securities Money       Money
                                  Market Fund       Market Fund
                                ----------------   -------------
Investment Income:
 Dividend Income..............       $   --           $    --
 Interest Income..............        6,776            13,697
 Security Lending Income......           --                --
                                     ------           -------
 Total Investment Income......        6,776            13,697
                                     ------           -------
Expenses:
 Investment Advisory Fees.....          874             1,867
 Administration Fees..........          175               370
 Shareholder Services Fees --
   Institutional Shares.......           --                --
 Shareholder Service Fees --
   Corporate Trust............                          1,412
 Shareholder Services Fees --
   T Shares...................
 Distribution and Service
   Fees -- L Shares...........
 Custodian Fees...............           10                22
 Professional Fees............           15                32
 Insurance Fees...............            8                17
 Registration Fees............           14                31
 Transfer Agent Fees..........           24                51
 Printing Fees................           14                30
 Trustees' Fees...............            4                 8
 Other Fees...................           40                28
                                     ------           -------
 Total Expenses...............        1,178             3,868
 Less: Investment Advisory
   Fees Waived................          (42)             (105)
 Less: Administration Fees
   Waived.....................          (27)              (55)
 Less: Shareholder Service
   Fees
   Waived -- Institutional
   Shares.....................           --                --
 Less: Shareholder Service
   Fees Waived -- T Shares....
 Less: Distribution and
   Service Fees Waived -- L
   Shares.....................
 Expense Offset -- Insurance
   Premiums...................           (4)              (10)
                                     ------           -------
 Net Expenses.................        1,105             3,698
                                     ------           -------
 Net Investment Income
   (Loss).....................        5,671             9,999
                                     ------           -------
Net Realized and Unrealized
 Gain (Loss) on Investments:
 Net Realized Gain (Loss) on
   Investments Sold...........           --              (241)
 Net Change in Unrealized
   Appreciation (Depreciation)
   on Investments.............           --                --
                                     ------           -------
 Total Net Realized and
   Unrealized Gain (Loss) on
   Investments................           --              (241)
                                     ------           -------
Net Increase (Decrease) in Net
 Assets from Operations.......       $5,671           $ 9,758
                                     ======           =======

Amounts designated as "--" are $0 or have been rounded to $0.

                       See notes to financial statements.

                      (This page intentionally left blank)

STATEMENTS OF CHANGES IN NET ASSETS (000)

STI CLASSIC FUNDS For the Six Month Period Ended November 30, 2004 and the Year Ended May 31, 2004

                                              Classic Institutional     Classic Institutional     Classic Institutional
                                                  High Quality                Short-Term            Super Short Income
                                                    Bond Fund                 Bond Fund                 Plus Fund
                                             -----------------------    ----------------------    ----------------------
                                             06/01/04-    10/27/03*-    06/01/04-    06/01/03-    06/01/04-    06/01/03-
                                             11/30/04      05/31/04     11/30/04     05/31/04     11/30/04     05/31/04
                                             ---------    ----------    ---------    ---------    ---------    ---------
Operations:
 Net Investment Income (Loss)..............  $  1,793      $  1,023     $    387      $   513     $  2,126     $   3,821
 Net Realized Gain (Loss) on Investments
   Sold....................................    (1,296)          197          (28)          91         (209)         (460)
 Net Change in Unrealized Appreciation
   (Depreciation) on Investments...........     3,309        (2,882)         (37)        (557)        (105)       (1,377)
                                             --------      --------     --------      -------     --------     ---------
 Net Increase (Decrease) in Net Assets from
   Operations..............................     3,806        (1,662)         322           47        1,812         1,984
                                             --------      --------     --------      -------     --------     ---------
Dividends and Distributions to
 Shareholders:
 Net Investment Income:
   Institutional Shares....................      (425)         (267)        (381)        (512)        (850)       (2,161)
   Corporate Trust Shares..................
   T Shares................................    (1,313)         (789)                                (1,124)       (1,656)
   L Shares................................
 Net Realized Gains:
   Institutional Shares....................        --            --           --         (159)          --            --
   Corporate Trust Shares..................
                                             --------      --------     --------      -------     --------     ---------
   Total Dividends and Distributions.......    (1,738)       (1,056)        (381)        (671)      (1,974)       (3,817)
                                             --------      --------     --------      -------     --------     ---------
Capital Transactions:
 Proceeds from Shares Issued...............    51,159       143,028       15,265       24,777       54,400       306,078
 Reinvestment of Cash Distributions........       372           229          227          401          359           703
 Cost of Shares Redeemed...................   (16,146)       (6,251)     (17,341)      (9,722)     (72,077)     (271,495)
                                             --------      --------     --------      -------     --------     ---------
 Increase (Decrease) in Net Assets from
   Capital Transactions....................    35,385       137,006       (1,849)      15,456      (17,318)       35,286
                                             --------      --------     --------      -------     --------     ---------
   Total Increase (Decrease) in Net
     Assets................................    37,453       134,288       (1,908)      14,832      (17,480)       33,453
                                             --------      --------     --------      -------     --------     ---------
Net Assets:
 Beginning of Period.......................   134,288            --       35,609       20,777      249,840       216,387
                                             --------      --------     --------      -------     --------     ---------
 End of Period.............................  $171,741      $134,288     $ 33,701      $35,609     $232,360     $ 249,840
                                             ========      ========     ========      =======     ========     =========
Undistributed (distributions in excess of)
 net investment income, end of period......  $     58      $      3     $      7      $     1     $    152     $      --
                                             ========      ========     ========      =======     ========     =========

                                              Classic Institutional
                                                  Total Return
                                                    Bond Fund
                                             -----------------------
                                             06/01/04-    10/15/03*-
                                             11/30/04      05/31/04
                                             ---------    ----------
Operations:
 Net Investment Income (Loss)..............  $    978      $   569
 Net Realized Gain (Loss) on Investments
   Sold....................................      (651)        (186)
 Net Change in Unrealized Appreciation
   (Depreciation) on Investments...........     1,725       (1,485)
                                             --------      -------
 Net Increase (Decrease) in Net Assets from
   Operations..............................     2,052       (1,102)
                                             --------      -------
Dividends and Distributions to
 Shareholders:
 Net Investment Income:
   Institutional Shares....................      (344)        (255)
   Corporate Trust Shares..................
   T Shares................................      (596)        (352)
   L Shares................................
 Net Realized Gains:
   Institutional Shares....................        --           --
   Corporate Trust Shares..................
                                             --------      -------
   Total Dividends and Distributions.......      (940)        (607)
                                             --------      -------
Capital Transactions:
 Proceeds from Shares Issued...............    54,365       52,599
 Reinvestment of Cash Distributions........       829          577
 Cost of Shares Redeemed...................   (18,931)      (3,977)
                                             --------      -------
 Increase (Decrease) in Net Assets from
   Capital Transactions....................    36,263       49,199
                                             --------      -------
   Total Increase (Decrease) in Net
     Assets................................    37,375       47,490
                                             --------      -------
Net Assets:
 Beginning of Period.......................    47,490           --
                                             --------      -------
 End of Period.............................  $ 84,865      $47,490
                                             ========      =======
Undistributed (distributions in excess of)
 net investment income, end of period......  $     38      $    --
                                             ========      =======

* Commencement of Operations.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                     (Unaudited)

Classic Institutional U.S.      Classic Institutional        Classic Institutional        Classic Institutional
Government Securities Super        Cash Management        U.S. Government Securities    U.S. Treasury Securities
  Short Income Plus Fund          Money Market Fund            Money Market Fund            Money Market Fund
---------------------------   -------------------------   ---------------------------   -------------------------
 06/01/04-      06/01/03-      06/01/04-     06/01/03-     06/01/04-      06/01/03-      06/01/04-     06/01/03-
  11/30/04       05/31/04      11/30/04      05/31/04       11/30/04       05/31/04      11/30/04      05/31/04
 ---------     ------------   -----------   -----------   ------------   ------------   -----------   -----------
  $  1,097      $   1,569     $    18,508   $    23,681   $     5,671    $     8,014    $     9,999   $    11,209
      (118)          (257)              3            81            --              3           (241)        1,300
       (76)          (560)             --            --            --             --             --            --
  --------      ---------     -----------   -----------   -----------    -----------    -----------   -----------
       903            752          18,511        23,762         5,671          8,017          9,758        12,509
  --------      ---------     -----------   -----------   -----------    -----------    -----------   -----------
      (789)        (1,347)        (18,590)      (23,681)       (5,674)        (8,014)        (2,838)       (3,696)
                                                                                             (7,520)       (7,522)
      (187)          (559)
        --             --              --           (15)           --             --             --          (280)
                                                                                                 --          (903)
  --------      ---------     -----------   -----------   -----------    -----------    -----------   -----------
      (976)        (1,906)        (18,590)      (23,696)       (5,674)        (8,014)       (10,358)      (12,401)
  --------      ---------     -----------   -----------   -----------    -----------    -----------   -----------
    31,131        147,387       4,139,708     7,415,918     1,410,140      2,512,598      3,082,302     6,294,869
       490          1,076           8,824        14,226         2,025          2,820          1,440         2,922
   (50,513)      (150,825)     (3,956,234)   (8,047,111)   (1,428,905)    (2,697,227)    (2,735,860)   (6,450,650)
  --------      ---------     -----------   -----------   -----------    -----------    -----------   -----------
   (18,892)        (2,362)        192,298      (616,967)      (16,740)      (181,809)       347,882      (152,859)
  --------      ---------     -----------   -----------   -----------    -----------    -----------   -----------
   (18,965)        (3,516)        192,219      (616,901)      (16,743)      (181,806)       347,282      (152,751)
  --------      ---------     -----------   -----------   -----------    -----------    -----------   -----------
   115,519        119,035       2,368,849     2,985,750       858,260      1,040,066      1,799,499     1,952,250
  --------      ---------     -----------   -----------   -----------    -----------    -----------   -----------
  $ 96,554      $ 115,519     $ 2,561,068   $ 2,368,849   $   841,517    $   858,260    $ 2,146,781   $ 1,799,499
  ========      =========     ===========   ===========   ===========    ===========    ===========   ===========
  $    123      $       2     $        (3)  $        79   $        --    $         3    $      (364)  $        (5)
  ========      =========     ===========   ===========   ===========    ===========    ===========   ===========

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

STI CLASSIC FUNDS For the Six Month Period Ended November 30, 2004 (Unaudited) and the Periods Ended May 31,
For a Share Outstanding Throughout Each Year or Period

                                     Net Asset                            Net Realized
                                       Value,              Net           and Unrealized                       Dividends from
                                    Beginning of       Investment        Gains (Losses)       Total From      Net Investment
                                       Period         Income (Loss)      on Investments       Operations          Income
                                    ------------      -------------      ---------------      ----------      --------------
CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
Institutional Shares
                      2004*            $ 9.84             $0.12              $ 0.14             $ 0.26            $(0.12)
                      2004 (a)          10.00              0.12++             (0.16)++           (0.04)            (0.12)
T Shares
                      2004*            $ 9.84             $0.11              $ 0.14             $ 0.25            $(0.11)
                      2004 (b)          10.00              0.11++             (0.16)++           (0.05)            (0.11)
CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
Institutional Shares
                      2004*            $10.02             $0.10              $(0.01)            $ 0.09            $(0.11)
                      2004              10.24              0.19++             (0.15)++            0.04             (0.19)
                      2003              10.03              0.24                0.36               0.60             (0.24)
                      2002 (c)          10.00              0.01                0.03               0.04             (0.01)
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
Institutional Shares
                      2004*            $ 2.01             $0.02              $   --             $ 0.02            $(0.03)
                      2004               2.02              0.03++             (0.01)++            0.02             (0.03)
                      2003               2.00              0.04                0.02               0.06             (0.04)
                      2002 (d)           2.00              0.01                  --               0.01             (0.01)
T Shares
                      2004*            $ 2.00             $0.02              $   --             $ 0.02            $(0.02)
                      2004               2.01              0.03++             (0.01)++            0.02             (0.03)
                      2003 (e)           2.02              0.02               (0.01)              0.01             (0.02)
CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
Institutional Shares
                      2004*            $ 9.81             $0.19              $ 0.25             $ 0.44            $(0.19)
                      2004 (f)          10.00              0.19++             (0.18)++            0.01             (0.20)
T Shares
                      2004*            $ 9.81             $0.18              $ 0.25             $ 0.43            $(0.18)
                      2004 (g)          10.20              0.11++             (0.38)++           (0.27)            (0.12)
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
Institutional Shares
                      2004*            $ 2.00             $0.02              $   --             $ 0.02            $(0.02)
                      2004               2.01              0.03++             (0.01)++            0.02             (0.03)
                      2003               2.00              0.04                0.01               0.05             (0.04)
                      2002 (h)           2.00              0.01                  --               0.01             (0.01)
L Shares
                      2004*            $ 9.93             $0.08              $   --             $(0.08)           $(0.08)
                      2004              10.01              0.10++             (0.05)++            0.05             (0.13)
                      2003 (i)          10.00              0.02               (0.01)              0.03             (0.02)


                        Distributions            Total
                        from Realized        Dividends and
                        Capital Gains        Distributions
                       ----------------      -------------
CLASSIC INSTITUTIONAL
Institutional Shares
                            $   --              $(0.12)
                                --               (0.12)
T Shares
                            $   --              $(0.11)
                                --               (0.11)
CLASSIC INSTITUTIONAL
Institutional Shares
                            $   --              $(0.11)
                             (0.07)              (0.26)
                             (0.15)              (0.39)
                                --               (0.01)
CLASSIC INSTITUTIONAL
Institutional Shares
                            $   --              $(0.03)
                                --               (0.03)
                                --**             (0.04)
                                --               (0.01)
T Shares
                            $   --              $(0.02)
                                --               (0.03)
                                --**             (0.02)
CLASSIC INSTITUTIONAL
Institutional Shares
                            $   --              $(0.19)
                                --               (0.20)
T Shares
                            $   --              $(0.18)
                                --               (0.12)
CLASSIC INSTITUTIONAL
Institutional Shares
                            $   --              $(0.02)
                                --               (0.03)
                                --**             (0.04)
                                --               (0.01)
L Shares
                            $   --              $(0.08)
                                --               (0.13)
                                --               (0.02)

                                                              Ratio of Net      Ratio of Expenses to
Net Assets             Net Assets,       Ratio of Net      Investment Income     Average Net Assets    Portfolio
Value, End    Total       End of         Expenses to       (Loss) to Average     (Excluding Waivers    Turnover
of Period    Return+   Period (000)   Average Net Assets       Net Assets       and Reimbursements)      Rate
----------   -------   ------------   ------------------   ------------------   --------------------   ---------
  $ 9.98       2.62%     $ 45,172           0.65%                2.38%                 0.81%               72%
    9.84      (0.37)       25,506            0.65                 2.09                  0.92               31
  $ 9.98       2.53%     $126,569           0.82%                2.25%                 0.96%               72%
    9.84      (0.52)      108,782            0.82                 2.00                  1.04               31
  $10.00       0.91%     $ 33,701           0.43%                2.23%                 0.93%               36%
   10.02       0.48        35,609            0.50                 1.90                  1.00               70
   10.24       6.08        20,777            0.52                 2.32                  1.02              146
   10.03       0.41        16,176            0.57                 2.60                  1.07               --
  $ 2.00       0.38%     $ 86,259           0.31%                1.87%                 0.82%               16%
    2.01       1.01       112,453            0.31                 1.50                  0.86               83
    2.02       3.10       146,590            0.31                 1.84                  0.86               56
    2.00       0.30        33,730            0.36                 2.44                  0.91               30
  $ 2.00       0.79%     $146,101           0.50%                1.69%                 0.81%               16%
    2.00       0.81       137,387            0.51                 1.31                  0.86               83
    2.01       0.64        69,797            0.57                 1.43                  0.92               56
  $10.06       4.51%     $ 48,216           0.54%                3.88%                 0.73%              165%
    9.81       0.03        15,553            0.56                 3.05                  0.90              121
  $10.06       4.42%     $ 36,649           0.72%                3.77%                 0.87%              165%
    9.81      (2.69)       31,937            0.72                 2.96                  1.03              121
  $ 2.00       0.93%     $ 79,274           0.18%                2.05%                 0.71%               35%
    2.00       1.01        77,360            0.24                 1.25                  0.77              109
    2.01       2.80        95,277            0.23                 1.76                  0.76               87
    2.00       0.32        28,138            0.30                 2.42                  0.83               34
  $ 9.93       0.79%     $ 17,280           0.47%                1.77%                 0.89%               35%
    9.93       0.47        38,159            0.47                 1.01                  0.94              109
   10.01       0.27        23,758            0.47                 0.99                  1.06               87

      See notes to financial highlights and notes to financial statements.

FINANCIAL HIGHLIGHTS

STI CLASSIC FUNDS For the Six Month Period Ended November 30, 2004 (Unaudited) and the Periods Ended May 31,
For a Share Outstanding Throughout Each Year or Period

                                     Net Asset                            Net Realized
                                       Value,              Net           and Unrealized                       Dividends from
                                    Beginning of       Investment        Gains (Losses)       Total From      Net Investment
                                       Period         Income (Loss)      on Investments       Operations          Income
                                    ------------      -------------      ---------------      ----------      --------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional Shares
                      2004*            $1.00             $ 0.01               $  --             $0.01             $(0.01)
                      2004              1.00               0.01                  --              0.01              (0.01)
                      2003              1.00               0.01                  --              0.01              (0.01)
                      2002              1.00               0.03                  --              0.03              (0.03)
                      2001              1.00               0.06                  --              0.06              (0.06)
                      2000              1.00               0.05                  --              0.05              (0.05)
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Institutional Shares
                      2004*            $1.00             $ 0.01               $  --             $0.01             $(0.01)
                      2004              1.00               0.01                  --              0.01              (0.01)
                      2003              1.00               0.01                  --              0.01              (0.01)
                      2002              1.00               0.03                  --              0.03              (0.03)
                      2001              1.00               0.06                  --              0.06              (0.06)
                      2000              1.00               0.05                  --              0.05              (0.05)
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
                      2004*            $1.00             $ 0.01               $  --             $0.01             $(0.01)
                      2004              1.00               0.01                  --              0.01              (0.01)
                      2003              1.00               0.01                  --              0.01              (0.01)
                      2002              1.00               0.02                  --              0.02              (0.02)
                      2001              1.00               0.06                  --              0.06              (0.06)
                      2000              1.00               0.05                  --              0.05              (0.05)
Corporate Trust Shares
                      2004*            $1.00             $   --**             $  --             $  --**           $(0.01)
                      2004              1.00               0.01                  --              0.01              (0.01)
                      2003              1.00               0.01                  --              0.01              (0.01)
                      2002              1.00               0.02                  --              0.02              (0.02)
                      2001              1.00               0.05                  --              0.05              (0.05)
                      2000 (j)          1.00               0.05                  --              0.05              (0.05)


                        Distributions            Total
                        from Realized        Dividends and
                        Capital Gains        Distributions
                       ----------------      -------------
CLASSIC INSTITUTIONAL
Institutional Shares
                             $ --               $(0.01)
                               --**              (0.01)
                               --                (0.01)
                               --                (0.03)
                               --                (0.06)
                               --                (0.05)
CLASSIC INSTITUTIONAL
Institutional Shares
                             $ --               $(0.01)
                               --                (0.01)
                               --                (0.01)
                               --                (0.03)
                               --                (0.06)
                               --                (0.05)
CLASSIC INSTITUTIONAL
Institutional Shares
                             $ --               $(0.01)
                               --**              (0.01)
                               --**              (0.01)
                               --                (0.02)
                               --                (0.06)
                               --                (0.05)
Corporate Trust Share
                             $ --               $(0.01)
                               --**              (0.01)
                               --**              (0.01)
                               --                (0.02)
                               --                (0.05)
                               --                (0.05)

Net Assets              Net Assets,       Ratio of Net        Net Investment     Average Net Assets
Value, End     Total       End of         Expenses to        Income (Loss) to    (Excluding Waivers
of Period     Return+   Period (000)   Average Net Assets   Average Net Assets   and Reimbursements)
-----------   -------   ------------   ------------------   ------------------   -------------------
   $1.00       0.70%     $2,561,068          0.20%                1.39%                0.26%
    1.00       0.86       2,368,849           0.25                 0.86                 0.29
    1.00       1.46       2,985,750           0.25                 1.45                 0.29
    1.00       2.68       3,409,606           0.25                 2.61                 0.29
    1.00       6.13       3,229,400           0.25                 5.91                 0.30
    1.00       5.56       2,311,685           0.25                 5.42                 0.30
   $1.00       0.65%     $  841,517          0.26%                1.28%                0.28%
    1.00       0.82         858,260           0.27                 0.82                 0.29
    1.00       1.40       1,040,066           0.26                 1.39                 0.29
    1.00       2.61       1,025,714           0.27                 2.49                 0.30
    1.00       5.98         896,189           0.26                 5.72                 0.29
    1.00       5.39         650,626           0.25                 5.27                 0.29
   $1.00       0.63%     $  585,836          0.24%                1.21%                0.26%
    1.00       0.77         420,948           0.26                 0.71                 0.29
    1.00       1.30         653,340           0.26                 1.23                 0.29
    1.00       2.28         551,599           0.26                 2.25                 0.30
    1.00       5.74         580,227           0.27                 5.44                 0.30
    1.00       5.25         329,725           0.25                 5.17                 0.31
   $1.00       0.52%     $1,560,945          0.44%                1.02%                0.46%
    1.00       0.57       1,378,551           0.46                 0.51                 0.49
    1.00       1.10       1,298,910           0.46                 1.05                 0.49
    1.00       2.08       1,805,066           0.46                 2.11                 0.50
    1.00       5.53       1,303,630           0.46                 5.38                 0.50
    1.00       5.02       1,138,541           0.45                 4.93                 0.49

      See notes to financial highlights and notes to financial statements.

NOTES TO FINANCIAL HIGHLIGHTS

 + Returns are for the period indicated and have not been annualized.
 ++ Per share data calculated using average shares method.
 * For the six months ended November 30, 2004. All ratios for the period have been annualized.
 ** Amount less than $0.005.
(a) Commenced operations on October 27, 2003. All ratios for the period have been annualized.
(b) Commenced operations on November 13, 2003. All ratios for the period have been annualized.
(c) Commenced operations on May 14, 2002. All ratios for the period have been annualized.
(d) Commenced operations on April 15, 2002. All ratios for the period have been annualized.
(e) Commenced operations on October 3, 2002. All ratios for the period have been annualized.
(f) Commenced operations on October 15, 2003. All ratios for the period have been annualized.
(g) Commenced operations on January 14, 2004. All ratios for the period have been annualized.
(h) Commenced operations on April 11, 2002. All ratios for the period have been annualized.
(i) Commenced operations on April 16, 2003. All ratios for the period have been annualized.
(j) Commenced operations on June 3, 1999. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES TO FINANCIAL STATEMENTS
STI CLASSIC FUNDS  November 30, 2004                                 (Unaudited)

1. Organization

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 45 funds as of November 30, 2004. The financial statements presented herein are those of the Classic Institutional High Quality Bond Fund, the Classic Institutional Short-Term Bond Fund, the Classic Institutional Super Short Income Plus Fund, the Classic Institutional Total Return Bond Fund, the Classic Institutional U.S. Government Securities Super Short Income Plus Fund, the Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund (each a "Fund" and collectively the "Funds"). The Funds may offer the following share classes: Institutional shares, T shares, Corporate Trust shares and L shares. The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

     Security Valuation -- Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' administrator shall seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures will be performed an monitored by a Fair Value

STI CLASSIC FUNDS  November 30, 2004

     Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     Security Transactions and Investment Income -- Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are reported on trade date. Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

     Repurchase Agreements -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Redemption Fees -- The Funds may charge a redemption fee up to 2% of redemption proceeds, which will automatically be paid to the Fund. There were no redemption fees for the six months ended November 30, 2004.

     Expenses -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis.

     Classes -- Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

                                                                     (Unaudited)

     Compensating Balances -- If a Fund has a cash overdraft in excess of $100,000 it is required to leave 110% in compensating balance with SunTrust Bank (the "Custodian"), a wholly-owned subsidiary of SunTrust Banks, Inc., on the following day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw 90% of the balance with the Custodian on the following business day.

3. Agreements and Other Transactions with Affiliates

     Investment Advisory Agreement -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly owned subsidiary of SunTrust Banks, Inc., have entered into advisory agreements dated June 15, 1993, and last amended November 12, 2003.

     Under terms of the agreement, the Funds are charged the following annual fees based upon average daily net assets:

                                              Maximum
                                               Annual    Net
                                              Advisory   Fees
                                                Fee      Paid
                                              --------   ----
      Classic Institutional High Quality
        Bond Fund...........................    0.50%    0.40%
      Classic Institutional Short-Term Bond
        Fund................................    0.60     0.35
      Classic Institutional Super Short
        Income Plus Fund....................    0.50     0.20
      Classic Institutional Total Return
        Bond Fund...........................    0.45     0.35
      Classic Institutional U.S. Government
        Securities Super Short Income Plus
        Fund................................    0.40     0.09
      Classic Institutional Cash Management
        Money Market Fund...................    0.20     0.14
      Classic Institutional U.S. Government
        Securities Money Market Fund........    0.20     0.19
      Classic Institutional U.S. Treasury
        Securities Money Market Fund........    0.20     0.19

     The Investment Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses). Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

     Effective October 5, 2004, Trusco Capital Management, Inc. began providing an employee to serve as Chief Compliance Officer for the Trust and provide certain related services, and will receive an additional fee for this service.

     Administration, Fund Accounting and Transfer Agency Agreement -- The Trust and BISYS Fund Services Ohio, Inc. (the "Administrator") are parties to a Master Services Agreement dated July 24, 2004 under which the Administrator provides administrative, fund accounting and transfer agent services for an annual

STI CLASSIC FUNDS  November 30, 2004

     fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion.

     Prior to July 24, 2004, SEI Investments Global Funds Services ("SEI") was the Administrator and provided administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion. SEI had voluntarily agreed to waive all or a portion of their fees and to reimburse Fund expenses.

     BISYS Fund Services Ohio, Inc. has agreed to pay a total of $325,000 per annum towards the insurance premiums payable annually by the Trust. $300,000 will be paid towards the premium for the Trust's Directors and Officers Liability/Errors and Omissions Insurance Policy, and $25,000 will be paid towards the premium for the Trust's Fidelity Bond.

     Distribution and Service Agreements -- The Trust and BISYS Fund Services Limited Partnership (the "Distributor") are parties to a Distribution Agreement dated July 26, 2004. The Distributor will receive no fees for its distribution services under this agreement for the Institutional, Corporate Trust, and T Shares of any Fund. With respect to the L Shares of the Classic Institutional U.S. Government Securities Super Short Income Plus Fund the Distributor receives 0.40%, pursuant to a Distribution and Service Plan. The Fund is currently paying net fees of 0.30%.

     The Distributor has voluntarily agreed to waive all or a portion of its fees. Fee waivers are voluntary and may be terminated at any time.

     Shareholder Servicing Agreement -- The Classic Institutional U.S. Treasury Securities Money Market Fund has adopted a Shareholder Services Plan for the Corporate Trust Shares. The Fund pays SunTrust Bank ("SunTrust") a monthly shareholder services fee at an annual rate of up to 0.25% of the average daily net assets of the average daily net assets of the Fund's Corporate Trust Shares, which may be used by SunTrust to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own Corporate Trust Shares of the Fund. The Fund is currently paying SunTrust an annual rate of 0.20%.

     The Classic Institutional High Quality Bond Fund, Classic Institutional Short-Term Bond, Classic Institutional Super Short Income Plus, Classic Institutional Total Return Bond Fund, and Classic Institutional U.S. Government Securities Super Short Income Plus Funds have adopted a Shareholder Services Plan whereby each Fund pays SunTrust a monthly shareholder services fee as outlined below, which may be used by SunTrust to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own shares of the Fund. SunTrust has voluntarily agreed to waive all

                                                                     (Unaudited)

     or a portion of its fees. These fee waivers are voluntary and may be terminated at any time.

                                      Maximum
                                       Annual
                                    Shareholder
                                    Service Fee     Net Fees Paid
                                   (Institutional   (Institutional
                                      Shares)          Shares)
                                   --------------   --------------
      Classic Institutional High
        Quality Bond Fund........       0.25%            0.18%
      Classic Institutional
        Short-Term Bond Fund.....       0.25               --
      Classic Institutional Super
        Short Income Plus Fund...       0.25             0.04
      Classic Institutional Total
        Return Bond Fund.........       0.25             0.11
      Classic Institutional U.S.
        Government Securities
        Super Short Income Plus
        Fund.....................       0.25               --

                                      Maximum
                                       Annual
                                    Shareholder
                                    Service Fee     Net Fees Paid
                                     (T Shares)      (T Shares)
                                   --------------   -------------
      Classic Institutional High
        Quality Bond Fund........       0.40%           0.36%
      Classic Institutional Super
        Short Income Plus Fund...       0.25            0.24
      Classic Institutional Total
        Return Bond Fund.........       0.35            0.30

     Transfer Agency Agreements -- The Trust and SunTrust Securities Inc. ("STS"), a wholly-owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides certain transfer agency account activity processing and servicing. The transfer agent shareholder service fees are based upon a monthly per account charge for the total shareholder accounts at the Trust's transfer agent. These fees are presented on the Statements of Operations as Transfer Agent Fees.

     Custodian Agreement -- SunTrust Bank acts as custodian for all of the Funds. Custodians are paid on the basis of net assets and transaction costs of the Funds. The custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

     Other -- Certain officers of the Trust are also officers of the Adviser, Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. For the six months ended November 30, 2004, the following Funds paid SunTrust Robinson Humphrey, through a reduction in the yield, earned by the Funds on those repurchase agreements (000):

                                                        Fees
                                                        ----
      Classic Institutional High Quality Bond Fund...   $  2
      Classic Institutional Super Short Income Plus
        Fund.........................................      3
      Classic Institutional Total Return Bond Fund...      1
      Classic Institutional U.S. Government
        Securities Super Short Income Plus Fund......      3
      Classic Institutional Cash Management Money
        Market Fund..................................     57
      Classic Institutional U.S. Government
        Securities Money Market Fund.................     29
      Classic Institutional U.S. Treasury Securities
        Money Market Fund............................    368

4. Investment Transactions

The cost of purchases and the proceeds from sales and maturities of securities, excluding short-term investments and U.S. Government securities, for

STI CLASSIC FUNDS  November 30, 2004

the six months ended November 30, 2004, were as follows:

                                                   Sales and
                                       Purchases   Maturities
                                         (000)       (000)
                                       ---------   ----------
Classic Institutional High Quality
  Bond Fund..........................  $148,022     $35,877
Classic Institutional Short-Term Bond
  Fund...............................     3,480       5,167
Classic Institutional Super Short
  Income Plus Fund...................    15,224      25,960
Classic Institutional Total Return
  Bond Fund..........................    32,043      27,436

The cost of purchases and proceeds from sales and maturities of U.S. Government securities, for the six months ended November 30, 2004, were as follows:

                                                   Sales and
                                       Purchases   Maturities
                                         (000)       (000)
                                       ---------   ----------
Classic Institutional High Quality
  Bond Fund..........................  $164,734     $146,006
Classic Institutional Short-Term Bond
  Fund...............................     9,402        5,881
Classic Institutional Super Short
  Income Plus Fund...................    11,266       18,839
Classic Institutional Total Return
  Bond Fund..........................    65,764       44,009
Classic Institutional U.S. Government
  Securities Super Short Income Plus
  Fund...............................    20,221       22,087

5. Federal Tax Policies and Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with applicable country's tax rules and rates.

At November 30, 2004, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at November 30, 2004, were as follows:

                                      Aggregate        Gross          Gross
                                      Unrealized     Unrealized     Unrealized
                       Federal Tax   Appreciation   Depreciation   Appreciation
                       Cost (000)       (000)          (000)          (000)
                       -----------   ------------   ------------   ------------
Classic Institutional
  High Quality Bond
  Fund...............  $  188,334        $547          ($153)         $ 394
Classic Institutional
  Short-Term Bond
  Fund...............      34,739          37           (288)          (251)

                                                                     (Unaudited)

                                      Aggregate        Gross          Gross
                                      Unrealized     Unrealized     Unrealized
                       Federal Tax   Appreciation   Depreciation   Appreciation
                       Cost (000)       (000)          (000)          (000)
                       -----------   ------------   ------------   ------------
Classic Institutional
  Super Short Income
  Plus Fund..........  $  232,954        $168          $(691)         $(523)
Classic Institutional
  Total Return Bond
  Fund...............      96,829         477           (285)           192
Classic Institutional
  U.S. Government
  Securities Super
  Short Income Plus
  Fund...............      96,775          69           (289)          (220)
Classic Institutional
  Cash Management
  Money Market Fund..   2,561,684          --             --             --
Classic Institutional
  U.S. Government
  Securities Money
  Market Fund........     841,982          --             --             --
Classic Institutional
  U.S. Treasury Money
  Market Fund........   2,149,764          --             --             --

As of the latest tax year end of May 31, 2004, the Classic Institutional Super Short Income Plus, Classic Institutional Total Return Bond and Classic Institutional U.S. Government Securities Super Short Income Plus Funds had net capital loss carryovers of $587,658, $218,476 and $518,385, respectively, to offset future net capital gains, if any, to the extent provided by the Treasury regulations through May 31, 2012. To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders.

STI CLASSIC FUNDS  November 30, 2004

6. Capital Share Transactions

Capital share transactions for the Funds were as follows (000):

                                  Classic Institutional    Classic Institutional   Classic Institutional   Classic Institutional
                                       High Quality             Short-Term          Super Short Income          Total Return
                                        Bond Fund                Bond Fund               Plus Fund               Bond Fund
                                  ----------------------   ---------------------   ---------------------   ----------------------
                                  06/01/04-   10/27/03*-   06/01/04-   06/01/03-   06/01/04-   06/01/03-   06/01/04-   10/15/03*-
                                  11/30/04     05/31/04    11/30/04    05/31/04    11/30/04    05/31/04    11/30/04     05/31/04
                                  ---------   ----------   ---------   ---------   ---------   ---------   ---------   ----------
Capital Transactions:
Institutional Shares:
 Proceeds from shares issued....  $ 24,402     $ 26,414    $ 15,265     $24,777    $ 22,862    $ 155,867   $ 47,517     $18,136
 Dividends reinvested...........       234          147         227         401         221          493        259         225
 Cost of shares redeemed........    (5,366)        (674)    (17,341)     (9,722)    (49,217)    (189,463)   (15,426)     (2,376)
                                  --------     --------    --------     -------    --------    ---------   --------     -------
 Increase (Decrease) in Net
   Assets From Institutional
   Share Transactions...........  $ 19,270     $ 25,887    $ (1,849)    $15,456    $(26,134)   $ (33,103)  $ 32,350     $15,985
                                  --------     --------    --------     -------    --------    ---------   --------     -------
Corporate Trust Shares:
 Proceeds from shares issued....
 Cost of shares redeemed........
                                  --------     --------    --------     -------    --------    ---------   --------     -------
 Increase (Decrease) in Net
   Assets From Corporate Trust
   Shares.......................
                                  --------     --------    --------     -------    --------    ---------   --------     -------
T Shares:
 Proceeds from shares issued....  $ 26,755     $116,614                            $ 31,538    $ 150,211   $  6,848     $34,463
 Dividends reinvested...........       139           82                                 138          210        570         352
 Cost of shares redeemed........   (10,779)      (5,577)                            (22,860)     (82,032)    (3,505)     (1,601)
                                  --------     --------    --------     -------    --------    ---------   --------     -------
 Increase (Decrease) in Net
   Assets From T Shares
   Transactions.................  $ 16,115     $111,119                            $  8,816    $ 568,389   $  3,913     $33,214
                                  --------     --------    --------     -------    --------    ---------   --------     -------
L Shares:
 Proceeds from shares issued....
 Dividends reinvested...........
 Cost of shares redeemed........
                                  --------     --------    --------     -------    --------    ---------   --------     -------
 Increase (Decrease) in Net
   Assets From L Shares
   Transactions.................
                                  --------     --------    --------     -------    --------    ---------   --------     -------
 Total net increase from capital
   transactions.................  $ 35,385     $137,006    $ (1,849)    $15,456    $(17,318)   $  35,286   $ 36,263     $49,199
                                  ========     ========    ========     =======    ========    =========   ========     =======
Share Transactions:
Institutional Shares:
 Issued.........................     2,455        2,643       1,520       2,444      11,382       77,447      4,717       1,796
 Reinvested.....................        24           15          23          40         110          245         26          22
 Redeemed.......................      (546)         (67)     (1,729)       (958)    (24,524)     (94,148)    (1,535)       (232)
                                  --------     --------    --------     -------    --------    ---------   --------     -------
 Increase (Decrease) in Net
   Assets From Institutional
   Share Transactions...........     1,933        2,591        (186)      1,526     (13,032)     (16,456)     3,208       1,586
                                  --------     --------    --------     -------    --------    ---------   --------     -------
Corporate Trust Shares:
 Issued.........................
 Redeemed.......................
                                  --------     --------    --------     -------    --------    ---------   --------     -------
 Increase (Decrease) in Net
   Assets from Corporate Trust
   Shares Transactions..........
                                  --------     --------    --------     -------    --------    ---------   --------     -------
T Shares:
 Issued.........................     2,694       11,601                              15,779       74,978        686       3,381
 Reinvested.....................        14            8                                  --          105         57          35
 Redeemed.......................    (1,082)        (559)                            (11,437)     (40,981)      (356)       (160)
                                  --------     --------    --------     -------    --------    ---------   --------     -------
 Increase (Decrease) in Net
   Assets From T Shares
   Transactions.................     1,626       11,050                               4,411       34,102        387       3,256
                                  --------     --------    --------     -------    --------    ---------   --------     -------
L Shares:
 Issued.........................
 Reinvested.....................
 Redeemed.......................
                                  --------     --------    --------     -------    --------    ---------   --------     -------
 Increase (Decrease) in Net
   Assets From L Shares
   Transactions.................
                                  --------     --------    --------     -------    --------    ---------   --------     -------
Total Net increase from share
 transactions...................     3,559       13,641        (186)      1,526      (8,621)      17,646      3,595       4,842
                                  ========     ========    ========     =======    ========    =========   ========     =======

* Commencement of operations.

                                                                     (Unaudited)

Classic Institutional U.S.                                    Classic Institutional U.S.
Government Securities Super    Classic Institutional Cash     Government Securities Money   Classic Institutional U.S. Treasury
  Short Income Plus Fund      Management Money Market Fund            Market Fund              Securities Money Market Fund
---------------------------   -----------------------------   ---------------------------   -----------------------------------
 06/01/04-      06/01/03-       06/01/04-       06/01/03-      06/01/04-      06/01/03-        06/01/04-          06/01/03-
  11/30/04       05/31/04       11/30/04        05/31/04        11/30/04       05/31/04         11/30/04           05/31/04
 ---------     ------------   -------------   -------------   ------------   ------------   ----------------   ----------------
  $ 28,116       $ 62,017      $ 4,139,708     $ 7,415,918    $ 1,410,140    $ 2,512,598      $ 1,427,880        $ 3,003,944
       314            596            8,824          14,226          2,025          2,820            1,440              2,922
   (26,470)       (79,764)      (3,956,234)     (8,047,111)    (1,428,905)    (2,697,227)      (1,264,278)        (3,239,309)
  --------       --------      -----------     -----------    -----------    -----------      -----------        -----------
  $  1,960       $(17,151)     $   192,298     $  (616,967)   $   (16,740)   $  (181,809)     $   165,042        $  (232,443)
  --------       --------      -----------     -----------    -----------    -----------      -----------        -----------
                                                                                              $ 1,654,422        $ 3,290,925
                                                                                               (1,471,582)        (3,211,341)
  --------       --------      -----------     -----------    -----------    -----------      -----------        -----------
                                                                                              $   182,840        $    79,584
  --------       --------      -----------     -----------    -----------    -----------      -----------        -----------
  --------       --------      -----------     -----------    -----------    -----------      -----------        -----------
  --------       --------      -----------     -----------    -----------    -----------      -----------        -----------
  $  3,015       $ 85,370
       176            480
   (24,043)       (71,061)
  --------       --------      -----------     -----------    -----------    -----------      -----------        -----------
  $(20,852)      $ 14,789
  --------       --------      -----------     -----------    -----------    -----------      -----------        -----------
  $(18,892)      $ (3,362)     $   198,298     $  (616,967)   $   (16,740)   $  (181,809)     $   347,882        $  (152,859)
  ========       ========      ===========     ===========    ===========    ===========      ===========        ===========
    14,058         30,928        4,139,708       7,415,918      1,410,140      2,512,598        1,427,880          3,003,944
       157            297            8,824          14,226          2,025          2,820            1,440              2,922
   (13,235)       (39,825)      (3,956,234)     (8,047,111)    (1,428,905)    (2,697,227)      (1,264,278)        (3,239,309)
  --------       --------      -----------     -----------    -----------    -----------      -----------        -----------
       980         (8,600)         192,298        (616,967)       (16,740)      (181,809)         165,042           (232,443)
  --------       --------      -----------     -----------    -----------    -----------      -----------        -----------
                                                                                                1,654,422          3,290,925
                                                                                               (1,471,582)        (3,211,341)
  --------       --------      -----------     -----------    -----------    -----------      -----------        -----------
                                                                                                  182,840             79,584
  --------       --------      -----------     -----------    -----------    -----------      -----------        -----------
  --------       --------      -----------     -----------    -----------    -----------      -----------        -----------
  --------       --------      -----------     -----------    -----------    -----------      -----------        -----------
       304          8,554
        18             48
    (2,422)        (7,134)
  --------       --------      -----------     -----------    -----------    -----------      -----------        -----------
    (2,100)         1,468
  --------       --------      -----------     -----------    -----------    -----------      -----------        -----------
    (1,120)        (7,132)         192,298        (616,967)       (16,740)      (181,809)         347,882           (152,859)
  ========       ========      ===========     ===========    ===========    ===========      ===========        ===========

NOTES TO FINANCIAL STATEMENTS (concluded)
STI CLASSIC FUNDS  November 30, 2004

7. Concentrations/Risk

The Classic Institutional Cash Management Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Funds hold certain securities whereby the issuer operates under a congressional charter; these securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. Government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit), would require congressional action.

8. Securities Lending

The Classic Institutional Short-Term Bond Fund, Classic Institutional Super Short Income Plus Fund and Classic Institutional U.S. Government Securities Super Short Income Plus Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least 102% of the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the Boston Global Investment Trust -- Enhanced Portfolio. This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements and U.S. Agency Obligations. At November 30, 2004, the Portfolio was invested in money market mutual funds, commercial paper, repurchase agreements, U.S. Agency Obligations and corporate bonds (with interest rates ranging from 1.15% to 2.36% and maturity dates ranging from 12/01/04 to 06/15/07).

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS (UNAUDITED)
--------------------------------------------------------------------------------
Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Member." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Member." Messrs. Courts and Ridley are Trustees who may be deemed to be "interested persons" of the Trust.
--------------------------------------------------------------------------------

                                            TERM OF                PRINCIPAL          NUMBER OF                OTHER
                         POSITION(S)      OFFICE AND             OCCUPATION(S)        PORTFOLIOS           DIRECTORSHIPS
   NAME, ADDRESS, AND     HELD WITH        LENGTH OF              DURING THE         OVERSEEN FOR          HELD BY BOARD
     DATE OF BIRTH        THE GROUP       TIME SERVED            PAST 5 YEARS         THE TRUST                MEMBER
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS*
--------------
Richard W. Courts, II     Trustee       November, 2001     Chairman of the Board,         49        Director, Cousins
3435 Stelzer Road                                          Atlantic Investment                      Properties, Inc.; Director,
Columbus, OH 43219                                         Company, 1970 to present.                Piedmont Hospital; Director,
01/18/36                                                                                            SunTrust Bank, Atlanta;
                                                                                                    Chairman, Courts Foundation;
                                                                                                    Chairman, J. Bulow Campbell
                                                                                                    Foundation. Current Trustee
                                                                                                    of STI Classic Variable
                                                                                                    Trust.
--------------------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley        Trustee       November, 2001     Chairman of the Board;         49        Director, Crawford & Co.;
3435 Stelzer Road                                          Haverty Furniture                        Director, Pike's Family
Columbus, OH 43219                                         Companies, 2001 to                       Nurseries, Inc.; Trustee,
06/03/42                                                   present; Partner, King                   St. Joseph's Health System,
                                                           and Spaulding LLP (law                   Inc.; Director, High Museum
                                                           firm), 1971 to 2000.                     of Atlanta. Current Trustee
                                                                                                    of STI Classic Variable
                                                                                                    Trust.
--------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD
MEMBERS
-----------------
Thomas Gallagher          Trustee       May, 2000          President, Genuine Parts       49        Director, Shepard Center;
3435 Stelzer Road                                          Company Wholesale                        Director, NAPA; Director,
Columbus, OH 43219                                         Distribution, 1970 to                    Genuine Parts Co.; Director,
11/25/47                                                   present.                                 Stone Mountain Industrial
                                                                                                    Park; Trustee, The Lovett
                                                                                                    School; Director, Oxford
                                                                                                    Industries. Current Trustee
                                                                                                    of STI Classic Variable
                                                                                                    Trust.
--------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch          Trustee       May, 1992          Retired.                       49        Current Trustee of STI
3435 Stelzer Road                                                                                   Classic Variable, The
Columbus, OH 43219                                                                                  Capitol Mutual Funds and SEI
12/03/32                                                                                            Family of Funds.
--------------------------------------------------------------------------------------------------------------------------------
James O. Robbins          Trustee       May, 2000          President and Chief            49        Director, National Cable and
3435 Stelzer Road                                          Executive Officer, Cox                   Telecommunications
Columbus, OH 43219                                         Communications, Inc.,                    Association; Director, Cable
07/04/42                                                   1985 to present.                         Labs; Director, C-SPAN;
                                                                                                    Trustee, St. Paul's Schools;
                                                                                                    Director, Cox
                                                                                                    Communications. Current
                                                                                                    Trustee of STI Classic
                                                                                                    Variable Trust.
--------------------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton        Trustee       February, 1998     Retired.                       49        Current Trustee of STI
3435 Stelzer Road                                                                                   Classic Variable Trust and
Columbus, OH 43219                                                                                  W.K. Kellogg Trust.
03/28/30
--------------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS (UNAUDITED)
--------------------------------------------------------------------------------

                                            TERM OF                PRINCIPAL          NUMBER OF                OTHER
                         POSITION(S)      OFFICE AND             OCCUPATION(S)        PORTFOLIOS           DIRECTORSHIPS
   NAME, ADDRESS, AND     HELD WITH        LENGTH OF              DURING THE         OVERSEEN FOR          HELD BY BOARD
     DATE OF BIRTH        THE GROUP       TIME SERVED            PAST 5 YEARS         THE TRUST                MEMBER
--------------------------------------------------------------------------------------------------------------------------------
Sidney E. Harris          Trustee       November, 2004     Dean of Robinson College       49        Director, ServiceMaster;
3435 Stelzer Road                                          of Business, Georgia                     Director, Total System
Columbus, OH 43219                                         State University.                        Services, Inc. Current
07/21/49                                                                                            Trustee of STI Classic
                                                                                                    Variable Trust.
--------------------------------------------------------------------------------------------------------------------------------
Warren Y. Jobe            Trustee       November, 2004     Retired.                       49        Director, WellPoint Health
3435 Stelzer Road                                                                                   Networks; Director,
Columbus, OH 43219                                                                                  UniSource Energy Corp.;
11/12/40                                                                                            Director, Tucson Electric
                                                                                                    Power. Current Trustee of
                                                                                                    STI Classic Variable Trust.
--------------------------------------------------------------------------------------------------------------------------------
Charles D. Winslow        Trustee       November, 2004     Retired.                       49        Current Trustee of STI
3435 Stelzer Road                                                                                   Classic Variable Trust.
Columbus, OH 43219
07/13/35
--------------------------------------------------------------------------------------------------------------------------------

* Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.

--------------------------------------------------------------------------------

                                                           TERM OF                          PRINCIPAL
                                  POSITION(S)            OFFICE AND                       OCCUPATION(S)
   NAME, ADDRESS, AND              HELD WITH              LENGTH OF                         DURING THE
     DATE OF BIRTH                 THE GROUP             TIME SERVED                       PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
R. Jeffrey Young                   President             Since 2004    Senior Vice President, Relationship Management,
3435 Stelzer Road                                                      BISYS Fund Services since April 2002. Vice
Columbus, OH 43219                                                     President, Client Services, BISYS Fund Services from
08/22/64                                                               May 1997 to April 2002.
---------------------------------------------------------------------------------------------------------------------------
Bryan C. Haft                  Treasurer and CFO         Since 2004    Vice President, Financial Administration, BISYS Fund
3435 Stelzer Road                                                      Services since July 2000. Director, Administration
Columbus, OH 43219                                                     Services, BISYS Fund Services from May 1998 to July
01/23/65                                                               2000.
---------------------------------------------------------------------------------------------------------------------------
Deborah A. Lamb            Executive Vice President,     Since 2003    Chief Compliance Officer and Managing Director of
3435 Stelzer Road         Assistant Secretary and CCO                  Trusco Capital Management, Inc. since March 2003 and
Columbus, OH 43219                                                     President of Investment Industry Consultants, LLC
10/02/52                                                               since June 2000. Director of Compliance at INVESCO,
                                                                       Inc. from March 1995 to June 2000.
---------------------------------------------------------------------------------------------------------------------------
Alaina V. Metz                Assistant Secretary        Since 2004    Vice President, Blue Sky Compliance, BISYS Fund
3435 Stelzer Road                                                      Services since January 2002. Chief Administrative
Columbus, OH 43219                                                     Officer, Blue Sky Compliance, BISYS Fund Services
04/07/67                                                               from June 1995 to January 2002.
---------------------------------------------------------------------------------------------------------------------------
Julie M. Powers               Assistant Secretary        Since 2004    Senior Paralegal, Legal Services, BISYS Fund
3435 Stelzer Road                                                      Services since June 2000. Paralegal of Phillips,
Columbus, OH 43219                                                     Lytle, Hitchcock, Blaine & Huber LLP from March 1998
10/08/69                                                               to June 2000.
---------------------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLES (UNAUDITED)
--------------------------------------------------------------------------------
As a shareholder of the STI Classic Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the STI Classic Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 through November 30, 2004.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                              Beginning        Ending         Expense Paid        Expense Ratio
                                                            Account Value   Account Value    During Period*      During Period**
Fund                                                          06/01/04        11/30/04      06/01/04-11/30/04   06/01/04-11/30/04
----                                                        -------------   -------------   -----------------   -----------------
Classic Institutional High Quality
  Bond Fund.......................  Institutional Shares       1,000.00       $1,026.20           $3.30               0.65%
                                    T Shares                   1,000.00        1,025.30            4.16               0.82%
Classic Institutional Short-Term
  Bond Fund.......................  Institutional Shares       1,000.00        1,007.90            2.16               0.43%
Classic Institutional Super Short
  Income Plus Fund................  Institutional Shares       1,000.00        1,003.80            1.56               0.31%
                                    T Shares                   1,000.00        1,007.90            2.52               0.50%
Classic Institutional Total Return
  Bond Fund.......................  Institutional Shares       1,000.00        1,045.10            2.77               0.54%
                                    T Shares                   1,000.00        1,044.20            3.69               0.72%
Classic Institutional U.S.
  Government Securities Super
  Short Income Plus Fund..........  Institutional Shares       1,000.00        1,009.30            0.91               0.18%
                                    L Shares                   1,000.00        1,007.90            2.37               0.47%
Classic Institutional Cash
  Management Money Market Fund....  Institutional Shares       1,000.00        1,007.00            1.01               0.20%
Classic Institutional U.S.
  Government Securities Money
  Market Fund.....................  Institutional Shares       1,000.00        1,006.50            1.31               0.26%
Classic Institutional U.S.
  Treasury Securities Money Market
  Fund............................  Institutional Shares       1,000.00        1,006.30            1.21               0.24%
                                    Corporate Trust Shares     1,000.00        1,005.20            2.21               0.44%

 * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each STI Classic Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Beginning        Ending         Expense Paid        Expense Ratio
                                                            Account Value   Account Value    During Period*      During Period**
Fund                                                          06/01/04        11/30/04      06/01/04-11/30/04   06/01/04-11/30/04
----                                                        -------------   -------------   -----------------   -----------------
Classic Institutional High Quality
  Bond Fund.......................  Institutional Shares      $1,000.00       $1,021.81           $3.29               0.65%
                                    T Shares                   1,000.00        1,020.96            4.15               0.82%
Classic Institutional Short-Term
  Bond Fund.......................  Institutional Shares       1,000.00        1,022.91            2.18               0.43%
Classic Institutional Super Short
  Income Plus Fund................  Institutional Shares       1,000.00        1,023.51            1.57               0.31%
                                    T Shares                   1,000.00        1,022.56            2.54               0.50%
Classic Institutional Total Return
  Bond Fund.......................  Institutional Shares       1,000.00        1,022.36            2.74               0.54%
                                    T Shares                   1,000.00        1,021.46            3.65               0.72%
Classic Institutional U.S.
  Government Securities Super
  Short Income Plus Fund..........  Institutional Shares       1,000.00        1,024.17            0.91               0.18%
                                    L Shares                   1,000.00        1,022.71            2.38               0.47%
Classic Institutional Cash
  Management Money Market Fund....  Institutional Shares       1,000.00        1,024.07            1.01               0.20%
Classic Institutional U.S.
  Government Securities Money
  Market Fund.....................  Institutional Shares       1,000.00        1,023.76            1.32               0.26%
Classic Institutional U.S.
  Treasury Securities Money Market
  Fund............................  Institutional Shares       1,000.00        1,023.87            1.22               0.24%
                                    Corporate Trust Shares     1,000.00        1,022.86            2.23               0.44%

 * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

--------------------------------------------------------------------------------

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and how the Funds voted proxies relating to portfolio securities during the period ended November 30, 2004 is available (1) without charge, upon request, by calling 1-800-428-6970, and (2) on the Securities and Exchange Commission's website at www.sec.gov.

Other Information

Schedules of Portfolio Investments for periods ending August 31, 2004 is available and February 28, 2005 will be available, without charge, on the Securities and Exchange Commission's website at www.sec.gov.

                      (This page intentionally left blank)

                      (This page intentionally left blank)

                              INVESTMENT ADVISER:

                        Trusco Capital Management, Inc.

     STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by Trusco Capital Management, Inc., an affiliate of SunTrust Banks, Inc.


                                  DISTRIBUTOR:
                             BISYS Fund Services LP

                This information must be preceded or accompanied by a current prospectus for each Fund described.




















                                                                 STI-SA-004 1/05

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

THE TRUST, EFFECTIVE SEPTEMBER 28, 2004, ADOPTED PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.


ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.


         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               STI Classic Funds
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Bryan Haft
                         -------------------------------------------------------
                           Bryan Haft, Treasurer, STI Classic Funds

Date    February 7, 2005
    ---------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ R. Jeffrey Young
                         -------------------------------------------------------
                           R. Jeffrey Young, President, STI Classic Funds

Date      February 7, 2005
    ----------------------------------------

By (Signature and Title)*  /s/ Bryan Haft
                         -------------------------------------------------------
                           Bryan Haft, Treasurer, STI Classic Funds

Date      February 7, 2005
    -----------------------------------------



* Print the name and title of each signing officer under his or her signature.